UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number    811-08274

  MassMutual Select Funds

       (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT                               06082

   (Address of principal executive offices)                                                      (Zip code)

  Eric Wietsma

  100 Bright Meadow Blvd., Enfield, CT                               06082

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (860) 562-1000

Date of fiscal year end:     9/30/2019

Date of reporting period:     12/31/2018

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.4%

BANK LOANS — 0.5%
Commercial Services — 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 2.750% VRN 1/15/25	$184,589	$177,052

Computers — 0.1%
Dell International LLC, 2017 Term Loan A2, 1 mo. LIBOR + 1.750% 4.280% VRN 9/07/21	575,000	557,629

Diversified Financial Services — 0.0%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 4.553% VRN 10/06/23	200,000	194,100

Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.530% VRN 12/27/24	99,497	95,642
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.250% 4.705% VRN 10/15/25	175,000	168,548

		264,190

Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. LIBOR + 1.750% 4.272% VRN 6/28/24	99,495	96,137

Health Care – Services — 0.0%
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.313% VRN 7/02/25	89,775	86,857
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 5.553% VRN 6/07/23	158,784	150,051

		236,908

Lodging — 0.0%
Caesars Entertainment Operating Co, Exit Term Loan, 1 mo. LIBOR + 2.000% 4.522% VRN 10/06/24	129,347	122,556

Media — 0.1%
CSC Holdings, LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.250% 4.745% VRN 1/15/26	430,000	406,350
Telenet Financing USD LLC, USD Term Loan AN, 1 mo. LIBOR + 2.250% 4.705% VRN 8/15/26	300,000	284,796
Unitymedia Finance LLC, 2018 Term Loan E, 1 mo. LIBOR + 2.000% 4.455% VRN 6/01/23	250,000	242,103

		933,249

	Principal Amount	Value
Pipelines — 0.1%
Energy Transfer Equity, L.P., USD 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.522% VRN 2/02/24	$330,000	$321,159

Retail — 0.0%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1 mo. LIBOR + 2.250% 4.772% VRN 2/16/24	114,659	109,022

Software — 0.1%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.272% VRN 3/01/24	249,352	235,950
First Data Corp., 2024 USD Term Loan, 1 mo. LIBOR + 2.000% 4.504% VRN 4/26/24	210,000	200,130
IQVIA, Inc., 2017 USD Term Loan B2, 1 mo. LIBOR + 2.000% 4.522% VRN 1/17/25	164,169	158,969
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 2.250% 4.772% VRN 4/16/25	38,652	36,388
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. LIBOR + 2.250% 4.772% VRN 4/16/25	100,500	94,613

		726,050

Telecommunications — 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.530% VRN 4/11/25	497,500	475,968
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 5.063% VRN 2/02/24	248,734	236,091

		712,059

Transportation — 0.0%
PODS, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.182% VRN 12/06/24	129,345	123,632

TOTAL BANK LOANS (Cost $4,738,897)		4,573,743

CORPORATE DEBT — 31.2%
Advertising — 0.0%
Clear Channel International BV 8.750% 12/15/20 (a)	166,000	167,245

Aerospace & Defense — 0.3%
L3 Technologies, Inc. 4.400% 6/15/28	1,295,000	1,294,712

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northrop Grumman Corp. 3.250% 1/15/28	$1,375,000	$1,282,877

		2,577,589

Agriculture — 0.2%
BAT Capital Corp. 2.764% 8/15/22	1,395,000	1,317,605
Reynolds American, Inc. 4.450% 6/12/25	425,000	409,800

		1,727,405

Airlines — 0.8%
America West Airlines, Inc. 8.057% 1/02/22	662,744	695,881
Continental Airlines, Inc. 6.545% 8/02/20	242,621	243,236
8.048% 5/01/22	1,250,860	1,292,514
5.983% 10/19/23	3,248,390	3,391,969
US Airways, Inc. 7.125% 4/22/25	1,002,467	1,093,992

		6,717,592

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC 1.897% 8/12/19	1,000,000	990,161
2.343% 11/02/20	1,270,000	1,221,845
2.425% 6/12/20	570,000	555,023
2.943% 1/08/19	1,000,000	1,000,003
3.305% FRN 10/12/21 (b)	455,000	436,646
3.339% 3/28/22	955,000	901,436
4.250% 9/20/22	435,000	417,012
General Motors Co. 4.875% 10/02/23	150,000	150,339
General Motors Financial Co., Inc. 2.400% 5/09/19	335,000	333,741
3.450% 4/10/22	1,400,000	1,353,885

		7,360,091

Banks — 8.2%
Bank of America Corp. 2.738% VRN 1/23/22 (b)	2,180,000	2,146,918
3.004% VRN 12/20/23 (b)	425,000	413,104
3.093% VRN 10/01/25 (b)	1,395,000	1,322,726
3.970% VRN 3/05/29 (b)	1,000,000	972,038
4.271% VRN 7/23/29 (b)	3,500,000	3,483,573
7.625% 6/01/19	2,000,000	2,035,407
The Bank of New York Mellon Corp. 3.250% 9/11/24	425,000	419,497
Citibank NA 3.050% 5/01/20	810,000	808,972
3.400% 7/23/21	1,550,000	1,551,970
Citigroup, Inc. 2.500% 7/29/19	1,000,000	996,584
Cooperatieve Rabobank UA 3.125% 4/26/21	1,700,000	1,693,779

	Principal Amount	Value
Discover Bank 4.200% 8/08/23	$2,120,000	$2,120,488
Global Bank Corp. 4.500% 10/20/21 (a)	200,000	193,940
The Goldman Sachs Group, Inc. 2.550% 10/23/19	2,000,000	1,987,366
3.272% VRN 9/29/25 (b)	2,320,000	2,174,704
3.814% VRN 4/23/29 (b)	870,000	812,254
3.850% 7/08/24	1,150,000	1,124,202
3.850% 1/26/27	4,055,000	3,814,325
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.155% 3.220% VRN 3/01/25	1,000,000	965,982
3 mo. USD LIBOR + 1.337% 3.782% VRN 2/01/28	2,000,000	1,941,439
4.023% VRN 12/05/24 (b)	2,130,000	2,146,948
JP Morgan Chase Bank NA 2.604% VRN 2/01/21 (b)	3,485,000	3,457,322
2.868% FRN 2/13/20 (b)	3,460,000	3,455,417
Lloyds Bank PLC 3.300% 5/07/21	1,230,000	1,226,270
Lloyds Banking Group PLC 2.907% VRN 11/07/23 (b)	910,000	861,709
Morgan Stanley 3 mo. USD LIBOR + .930% 3.399% FRN 7/22/22	3,000,000	2,957,893
5.500% 1/26/20	2,000,000	2,045,437
5.500% 7/24/20	1,350,000	1,391,683
PNC Bank NA 2.500% 1/22/21	2,180,000	2,151,097
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	1,965,108
2.875% 8/05/21	1,000,000	964,654
Santander UK PLC 3.400% 6/01/21	1,265,000	1,258,828
State Street Corp. 3.776% VRN 12/03/24 (b)	425,000	426,011
Wells Fargo & Co. 2.625% 7/22/22	1,816,000	1,751,098
3.000% 4/22/26	1,345,000	1,253,323
3.000% 10/23/26	1,500,000	1,388,587
3.550% 9/29/25	75,000	72,666
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,500,000	1,440,114
Wells Fargo Bank NA 1.750% 5/24/19	2,500,000	2,487,295
2.400% 1/15/20	4,000,000	3,965,975
3.325% VRN 7/23/21 (b)	1,450,000	1,448,587

		69,095,290

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (a)	1,440,000	1,335,435

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bacardi Ltd. 4.700% 5/15/28 (a)	$460,000	$442,053
5.300% 5/15/48 (a)	430,000	388,190
Constellation Brands, Inc. 3.875% 11/15/19	1,500,000	1,505,576

		3,671,254

Biotechnology — 0.5%
Amgen, Inc. 4.400% 5/01/45	1,680,000	1,571,116
Celgene Corp. 3.450% 11/15/27	500,000	454,997
3.875% 8/15/25	676,000	650,760
4.625% 5/15/44	160,000	140,551
5.000% 8/15/45	500,000	462,341
Gilead Sciences, Inc. 4.150% 3/01/47	1,345,000	1,238,935

		4,518,700

Chemicals — 0.2%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	600,000	567,000
International Flavors & Fragrances, Inc. 5.000% 9/26/48	425,000	423,317
Valvoline, Inc. 5.500% 7/15/24	450,000	439,875

		1,430,192

Commercial Services — 0.2%
IHS Markit Ltd. 4.000% 3/01/26 (a)	124,000	115,320
4.750% 8/01/28	750,000	734,392
5.000% 11/01/22 (a)	335,000	338,350
Matthews International Corp. 5.250% 12/01/25 (a)	275,000	255,750

		1,443,812

Computers — 0.1%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	1,000,000	997,045

Cosmetics & Personal Care — 0.0%
First Quality Finance Co., Inc. 5.000% 7/01/25 (a)	416,000	372,320

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	250,000	250,721
Air Lease Corp. 4.750% 3/01/20	1,465,000	1,485,185
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	885,000	854,074
4.418% 11/15/35	2,548,000	2,134,120

		4,724,100

	Principal Amount	Value
Electric — 1.8%
AEP Texas, Inc. 3.850% 10/01/25 (a)	$2,000,000	$1,994,943
Alabama Power Co. 3.950% 6/01/21	2,100,000	2,133,288
Ameren Illinois Co. 3.700% 12/01/47	480,000	437,712
Consolidated Edison Co. of New York, Inc. 4.650% 12/01/48	1,000,000	1,038,383
Duke Energy Carolinas LLC 3.700% 12/01/47	738,000	670,311
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,248,472
FirstEnergy Transmission LLC 5.450% 7/15/44 (a)	600,000	651,811
Metropolitan Edison Co. 4.000% 4/15/25 (a)	985,000	992,463
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	1,962,638
NextEra Energy Capital Holdings, Inc. 3.062% FRN 5/04/21 (b)	4,000,000	3,961,081
NextEra Energy Operating Partners LP 4.500% 9/15/27 (a)	275,000	244,750

		15,335,852

Electronics — 0.0%
Itron, Inc. 5.000% 1/15/26 (a)	223,000	204,045

Environmental Controls — 0.1%
Republic Services, Inc. 3.375% 11/15/27	450,000	431,071

Foods — 0.8%
Chobani LLC/Chobani Finance Corp., Inc. 7.500% 4/15/25 (a)	286,000	225,225
General Mills, Inc. 4.200% 4/17/28 (c)	1,500,000	1,469,872
Kraft Heinz Foods Co. 4.375% 6/01/46	1,000,000	823,826
5.200% 7/15/45	1,750,000	1,599,121
Mondelez International Holdings Netherlands BV 2.000% 10/28/21 (a)	1,500,000	1,437,201
Pilgrim’s Pride Corp. 5.875% 9/30/27 (a)	319,000	289,492
Post Holdings, Inc. 5.000% 8/15/26 (a)	445,000	404,950
5.750% 3/01/27 (a)	115,000	107,813

		6,357,500

Gas — 0.2%
KeySpan Gas East Corp. 5.819% 4/01/41 (a)	1,337,000	1,592,805

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.3%
Becton Dickinson and Co. 3.678% FRN 12/29/20 (b)	$1,750,000	$1,732,411
Hill-Rom Holdings, Inc. 5.750% 9/01/23 (a)	400,000	400,000
Teleflex, Inc. 4.625% 11/15/27	226,000	209,615

		2,342,026

Health Care – Services — 1.4%
Aetna, Inc. 3.500% 11/15/24	500,000	483,428
Anthem, Inc. 3.500% 8/15/24	2,000,000	1,961,745
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	160,000	151,600
Centene Corp. 5.375% 6/01/26 (a)	253,000	246,042
5.625% 2/15/21	888,000	890,220
CHS/Community Health Systems, Inc. 8.625% 1/15/24 (a) (c)	123,000	121,463
Cigna Holding Co. 3.050% 10/15/27	1,395,000	1,276,054
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (a)	2,530,000	2,558,493
HCA, Inc. 5.250% 4/15/25	448,000	445,760
6.500% 2/15/20	1,052,000	1,078,300
Molina Healthcare, Inc. 4.875% 6/15/25 (a)	80,000	73,000
5.375% STEP 11/15/22	460,000	443,900
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	2,000,000	1,861,284
Tenet Healthcare Corp. 4.375% 10/01/21	180,000	174,150
4.750% 6/01/20	75,000	74,820
WellCare Health Plans, Inc. 5.250% 4/01/25	257,000	247,362

		12,087,621

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	321,000	320,197
5.125% 2/01/28	152,000	136,040
Spectrum Brands, Inc. 5.750% 7/15/25	500,000	474,850

		931,087

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	1,000,000	985,345

	Principal Amount	Value
Insurance — 1.4%
Berkshire Hathaway Finance Corp. 4.200% 8/15/48	$1,000,000	$991,537
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (a)	1,750,000	1,890,088
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (a)	3,290,000	3,183,730
Protective Life Global Funding 2.700% 11/25/20 (a)	1,495,000	1,477,300
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661% 4.375% VRN 9/15/54 (a)	4,000,000	4,056,650

		11,599,305

Internet — 0.0%
Zayo Group LLC/Zayo Capital, Inc. 5.750% 1/15/27 (a)	262,000	233,835

Media — 1.2%
21st Century Fox America, Inc. 6.900% 3/01/19	2,000,000	2,011,475
CBS Corp. 3.700% 6/01/28	1,020,000	946,356
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	273,000	254,272
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	3,200,000	2,894,773
Comcast Corp. 3.150% 2/15/28	750,000	704,387
4.700% 10/15/48	2,190,000	2,213,828
CSC Holdings LLC 5.375% 7/15/23 (a)	486,000	473,947
5.375% 2/01/28 (a)	300,000	275,904
8.625% 2/15/19	233,000	233,583
DISH DBS Corp. 5.875% 7/15/22	200,000	184,000

		10,192,525

Mining — 0.0%
Indonesia Asahan Aluminium Persero PT 6.530% 11/15/28 (a)	200,000	209,776

Miscellaneous – Manufacturing — 1.0%
General Electric Co. 2.200% 1/09/20	1,800,000	1,773,789
5.550% 5/04/20	875,000	889,996
4.625% 1/07/21	1,195,000	1,198,086
4.650% 10/17/21	840,000	842,519
5.550% 1/05/26	1,275,000	1,247,092
5.875% 1/14/38	716,000	684,561

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Siemens Financierings NV 1.700% 9/15/21 (a)	$1,575,000	$1,510,288

		8,146,331

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 4.500% 7/15/44	400,000	338,960
Antero Resources Corp. 5.125% 12/01/22	250,000	235,000
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	353,745
Diamondback Energy, Inc. 4.750% 11/01/24 (a)	35,000	33,775
4.750% 11/01/24	231,000	222,915
EQT Corp. 3.900% 10/01/27	1,895,000	1,633,645
KazMunayGas National Co. JSC 5.375% 4/24/30	200,000	196,305
Matador Resources Co. 5.875% 9/15/26	265,000	243,800
Newfield Exploration Co. 5.375% 1/01/26	351,000	343,980
5.625% 7/01/24	175,000	177,188
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (a)	270,000	245,362
Petrobras Global Finance BV 5.750% 2/01/29	200,000	185,000
Petroleos Mexicanos 6.500% 1/23/29	870,000	811,275
Range Resources Corp. 4.875% 5/15/25	300,000	246,000
5.000% 3/15/23 (c)	200,000	176,000
Transocean Guardian Ltd. 5.875% 1/15/24 (a)	340,000	325,550
Transocean Pontus Ltd. 6.125% 8/01/25 (a)	297,000	286,605

		6,055,105

Oil & Gas Services — 0.0%
Transocean Proteus Ltd. 6.250% 12/01/24 (a)	136,800	130,986

Packaging & Containers — 0.5%
Amcor Finance USA, Inc. 4.500% 5/15/28 (a)	965,000	959,064
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.250% 5/15/24 (a)	400,000	399,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.000% 2/15/25 (a)	170,000	156,930
Ball Corp. 4.000% 11/15/23	200,000	194,500

	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% 9/30/26	$225,000	$201,938
Multi-Color Corp. 4.875% 11/01/25 (a)	100,000	86,000
OI European Group BV 4.000% 3/15/23 (a)	75,000	70,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	261,659	261,005
3 mo. USD LIBOR + 3.500% 5.936% FRN 7/15/21 (a)	665,000	662,506
Westrock Co. 4.900% 3/15/29 (a)	850,000	873,656

		3,864,724

Pharmaceuticals — 2.0%
AbbVie, Inc. 4.700% 5/14/45	1,000,000	909,412
Allergan Finance LLC 3.250% 10/01/22	1,000,000	977,721
Allergan Funding SCS 4.550% 3/15/35	576,000	546,392
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,159,577
Bausch Health Cos., Inc. 5.500% 11/01/25 (a)	582,000	542,715
5.875% 5/15/23 (a)	291,000	269,175
7.000% 3/15/24 (a)	152,000	153,520
Bayer US Finance Il LLC 4.375% 12/15/28 (a)	1,735,000	1,656,495
Bayer US Finance LLC 2.375% 10/08/19 (a)	1,800,000	1,785,612
3.375% 10/08/24 (a)	760,000	716,675
Cigna Corp. 4.125% 11/15/25 (a)	2,000,000	1,997,183
CVS Health Corp. 4.000% 12/05/23	900,000	902,572
5.050% 3/25/48	1,720,000	1,672,889
Novartis Capital Corp. 4.000% 11/20/45	750,000	751,900
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	2,500,000	2,464,964
2.400% 9/23/21	500,000	483,492

		16,990,294

Pipelines — 1.6%
Energy Transfer LP 5.500% 6/01/27	264,000	257,400
5.875% 1/15/24	1,000,000	1,017,500
Energy Transfer Partners LP 5.950% 10/01/43	750,000	713,094

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EQM Midstream Partners LP 5.500% 7/15/28	$795,000	$778,623
Florida Gas Transmission Co. LLC 7.900% 5/15/19 (a)	800,000	812,019
Kinder Morgan Energy Partners LP 3.500% 9/01/23	1,006,000	977,200
4.250% 9/01/24	345,000	342,933
Kinder Morgan, Inc. 5.550% 6/01/45	1,000,000	990,369
Peru LNG Srl 5.375% 3/22/30	200,000	193,510
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	1,000,000	983,442
Sabine Pass Liquefaction LLC, Series WI, 5.750% 5/15/24	635,000	662,532
Sunoco Logistics Partners Operations LP 4.250% 4/01/24	650,000	630,512
5.400% 10/01/47	950,000	860,896
TC PipeLines LP 3.900% 5/25/27	1,500,000	1,431,896
Williams Cos., Inc. 3.700% 1/15/23	900,000	877,959
4.000% 9/15/25	1,000,000	965,562
4.500% 11/15/23	1,000,000	1,005,267

		13,500,714

Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,058,899
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	2,989,727
American Tower Corp. 3.000% 6/15/23	720,000	692,729
3.400% 2/15/19	1,050,000	1,050,593
Boston Properties LP 3.850% 2/01/23	1,000,000	1,001,781
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	500,000	496,460
5.300% 1/15/29	620,000	606,379
5.375% 4/15/26	1,680,000	1,661,537
HCP, Inc. 4.000% 12/01/22	500,000	499,272
4.250% 11/15/23	2,570,000	2,573,925
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	445,500
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	966,198

	Principal Amount	Value
Ventas Realty LP 3.750% 5/01/24	$1,050,000	$1,039,772
3.850% 4/01/27	1,000,000	964,125
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.250% 10/05/20 (a)	1,500,000	1,497,917
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,297,645
5.250% 1/15/22	750,000	779,668

		20,622,127

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. 4.250% 5/15/24 (a) (c)	647,000	595,240
Alimentation Couche-Tard, Inc. 2.700% 7/26/22 (a)	425,000	410,116
The Home Depot, Inc. 3.900% 12/06/28	470,000	481,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% 6/01/27 (a)	300,000	279,000
Rite Aid Corp. 6.125% 4/01/23 (a)	625,000	493,750
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	2,500,000	2,485,732
Walmart, Inc. 3.550% 6/26/25	1,905,000	1,926,009

		6,671,247

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.375% 1/15/20	1,760,000	1,738,020
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	500,000	493,750

		2,231,770

Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (a)	263,000	245,247
IQVIA, Inc. 5.000% 10/15/26 (a)	300,000	286,500

		531,747

Telecommunications — 1.8%
AT&T, Inc. 4.750% 5/15/46	1,400,000	1,243,052
4.800% 6/15/44	3,050,000	2,733,758
5.250% 3/01/37	1,875,000	1,841,677
Intelsat Jackson Holdings SA 5.500% 8/01/23	119,000	103,530
8.500% 10/15/24 (a)	293,000	284,210
9.750% 7/15/25 (a)	454,000	455,271

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Level 3 Financing, Inc. 5.250% 3/15/26	$450,000	$411,750
5.375% 5/01/25	100,000	93,750
Sprint Capital Corp. 6.875% 11/15/28	146,000	137,970
Sprint Corp. 7.125% 6/15/24	49,000	48,527
7.625% 2/15/25	113,000	113,000
7.625% 3/01/26	59,000	58,262
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (a)	928,125	916,523
4.738% 9/20/29 (a)	1,715,000	1,682,844
T-Mobile USA, Inc. 4.500% 2/01/26	400,000	367,000
4.750% 2/01/28	175,000	158,375
6.500% 1/15/24	301,000	307,772
Verizon Communications, Inc. 4.500% 8/10/33	1,395,000	1,376,985
4.862% 8/21/46	2,000,000	1,965,540
Vodafone Group PLC 4.375% 5/30/28	800,000	776,055

		15,075,851

Transportation — 0.1%
Union Pacific Corp. 3.950% 9/10/28	850,000	848,841

TOTAL CORPORATE DEBT (Cost $267,510,016)		261,975,165

MUNICIPAL OBLIGATIONS — 1.8%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.008% 8/01/27	1,500,000	1,656,120
New York City Water & Sewer System BAB 6.124% 6/15/42	10,000,000	10,406,100
New York State Dormitory Authority 5.051% 9/15/27	600,000	674,436
State of California 7.950% 3/01/36	2,100,000	2,217,096

		14,953,752

TOTAL MUNICIPAL OBLIGATIONS (Cost $14,918,691)		14,953,752

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Commercial MBS — 1.4%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (a) (b)	$1,280,000	$1,329,510
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A 2.808% 4/10/28 (a)	900,000	895,217
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A 3.251% 5/10/35 (a)	1,310,000	1,305,557
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778% VRN 11/10/31 (a) (b)	1,220,000	1,190,982
COMM Mortgage Trust Series 2016-787S, Class A, 3.545% 2/10/36 (a)	1,280,000	1,265,301
Series 2014-277P, Class A, 3.611% VRN 8/10/49 (a) (b)	1,340,000	1,355,572
Series 2013-300P, Class A1, 4.353% 8/10/30 (a)	1,240,000	1,297,793
Core Industrial Trust, Series 2015-CALW, Class A 3.040% 2/10/34 (a)	815,857	810,141
Liberty Street Trust, Series 2016-225L, Class A 3.597% 2/10/36 (a)	1,280,000	1,273,354
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.834% VRN 1/13/32 (a) (b)	1,320,000	1,326,798

		12,050,225

Home Equity ABS — 2.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1, 1 mo. USD LIBOR + .490% 2.996% FRN 10/25/35	4,500,000	4,367,403
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190% 2.696% FRN 5/25/37	624,765	690,039
Home Equity Asset Trust Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200% 2.706% FRN 7/25/36	2,209,235	2,182,022
Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200% 3.706% FRN 10/25/33	3,778,122	3,750,012
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220% 2.726% FRN 1/25/36	3,266,851	3,188,971

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400% 2.906% FRN 12/25/35	$2,182,119	$2,176,489

		16,354,936

Other ABS — 2.2%
Babson CLO Ltd., Series 2013-IA, Class AR, 3.269% FRN 1/20/28 (a) (b)	3,650,000	3,591,027
Countrywide Asset-Backed Certificates Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 2.666% FRN 1/25/34	209,457	206,444
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 3.361% FRN 8/25/34	719,060	695,268
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, 3.336% FRN 10/15/27 (a) (b)	1,400,000	1,384,747
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360% 2.866% FRN 10/25/35	1,030,677	1,008,027
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 3.619% FRN 10/29/29 (a) (b)	2,100,000	2,086,885
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800% 3.306% FRN 10/25/35	460,875	448,573
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 3.186% FRN 4/15/29 (a) (b)	2,075,000	2,023,646
Magnetite VII Ltd., Series 2012-7A, Class A1R2, 3.236% FRN 1/15/28 (a) (b)	1,489,000	1,466,044
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290% 2.796% FRN 2/25/36	4,803,840	4,460,486
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .720% 3.226% FRN 10/25/35	1,297,737	1,292,270

		18,663,417

Student Loans ABS — 5.6%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 3.206% FRN 7/25/56 (a)	2,756,784	2,755,957
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800% 3.306% FRN 4/26/32 (a)	4,100,000	4,118,072

	Principal Amount	Value
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. USD LIBOR + .170% 2.847% FRN 5/28/30	$795,722	$794,610
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. USD LIBOR + .600% 3.106% FRN 5/27/49	7,680,000	7,709,488
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600% 3.106% FRN 9/25/47 (a)	3,799,555	3,769,718
SLC Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 2.948% FRN 9/15/39	7,720,000	7,513,671
Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.948% FRN 3/15/55	7,380,000	6,998,320
SLM Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 2.660% FRN 1/25/41	2,680,557	2,593,941
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 4.340% FRN 7/25/73	3,735,000	3,817,471
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 4.740% FRN 10/25/83	3,630,000	3,765,900
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170% 2.660% FRN 4/25/40 (a)	3,300,000	3,214,992

		47,052,140

WL Collateral CMO — 4.3%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400% 2.906% FRN 3/25/46	3,219,418	2,917,305
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, 3.561% VRN 5/25/35 (b)	2,013,277	1,820,456
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 4.006% VRN 3/25/36 (b)	11,607	11,255
CSMC Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (a) (b)	3,897,276	3,944,642
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, 4.105% VRN 11/25/35 (b)	3,348,992	3,063,191

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HarborView Mortgage Loan Trust Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 2.670% FRN 11/19/36	$4,396,909	$3,769,507
Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200% 2.670% FRN 8/19/37	4,291,513	3,578,544
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, 4.253% VRN 8/25/35 (b)	784,295	748,750
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, 3.504% VRN 4/25/34 (b)	1,264,422	1,182,266
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750% 2.626% FRN 6/26/47 (a)	3,012,967	2,920,398
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185% 2.691% FRN 8/25/36	1,094,358	1,020,029
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .230% 2.736% FRN 2/25/36	3,692,544	3,291,253
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310% 2.816% FRN 1/25/45	1,725,651	1,668,141
Series 2005-7, Class 4CB, 7.000% 8/25/35	3,894,928	2,445,072
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-AR3, Class A4, 4.158% VRN 4/25/37 (b)	2,538,086	2,419,741
Series 2005-AR16, Class IIA1, 4.525% VRN 2/25/34 (b)	584,379	574,574
Series 2006-2, Class 1A1, 5.000% 3/25/36	842,621	816,829

		36,191,953

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $128,705,896)		130,312,671

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Bahrain Government International Bond 7.000% 10/12/28	200,000	199,616
Colombia Government International Bond 4.500% 1/28/26	200,000	200,000

	Principal Amount	Value
Oman Government International Bond 5.625% 1/17/28 (a)	$200,000	$176,075
Qatar Government International Bond 4.500% 4/23/28	200,000	208,750
Republic of South Africa Government International Bond 4.875% 4/14/26	200,000	190,052
Russian Foreign Bond 4.750% 5/27/26	200,000	198,002

		1,172,495

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,179,334)		1,172,495

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.8%
Collateralized Mortgage Obligations — 2.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates Series S8FX, Class A2 3.291% 3/25/27	3,955,000	3,924,947
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ05, Class A1, 1.418% 5/25/21	1,272,242	1,258,129
Series K155, Class A3, 3.750% 4/25/33	2,115,000	2,163,885
Federal National Mortgage Association
Series 2018-55, Class PA, 3.500% 1/25/47	4,094,270	4,153,049
Series 2018-54, Class KA, 3.500% 1/25/47	3,945,821	4,002,468
Series 2018-38, Class PA, 3.500% 6/25/47	4,593,222	4,632,028
Government National Mortgage Association Series 2018-124, Class NW 3.500% 9/20/48	1,703,115	1,715,981

		21,850,487

Pass-Through Securities — 30.2%
Federal Home Loan Mortgage Corp.
Pool #G18596 3.000% 4/01/31	846,873	845,814
Pool #G08710 3.000% 6/01/46	220,848	215,620
Pool #G08715 3.000% 8/01/46	4,580,482	4,472,053
Pool #G08721 3.000% 9/01/46	619,876	605,202
Pool #G08726 3.000% 10/01/46	8,307,656	8,110,998
Pool #G08732 3.000% 11/01/46	5,685,148	5,550,570
Pool #G08741 3.000% 1/01/47	3,493,272	3,409,488
Pool #G08795 3.000% 1/01/48	2,908,085	2,837,427
Pool #G07848 3.500% 4/01/44	8,664,300	8,722,175

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G07924 3.500% 1/01/45	$3,430,711	$3,445,051
Pool #G60138 3.500% 8/01/45	5,593,251	5,621,873
Pool #G08711 3.500% 6/01/46	4,332,849	4,338,773
Pool #G08716 3.500% 8/01/46	6,164,647	6,173,075
Pool #G67703 3.500% 4/01/47	4,236,031	4,249,765
Pool #G67706 3.500% 12/01/47	3,539,725	3,548,989
Pool #G67707 3.500% 1/01/48	3,520,869	3,534,485
Pool #G67708 3.500% 3/01/48	8,402,453	8,411,315
Pool #G67709 3.500% 3/01/48	9,540,569	9,559,576
Pool #G67711 4.000% 3/01/48	1,244,500	1,275,710
Pool #G67713 4.000% 6/01/48	8,372,407	8,574,522
Pool #G67714 4.000% 7/01/48	5,038,562	5,166,494
Pool #G08843 4.500% 10/01/48	4,008,485	4,150,817
Pool #G08826 5.000% 6/01/48	1,153,310	1,208,318
Pool #G08844 5.000% 10/01/48	460,504	482,180
Federal Home Loan Mortgage Corp. TBA Pool #2830 3.500% 3/01/33 (d)	5,710,000	5,780,037
Pool #6222 4.500% 7/01/48 (d)	8,925,000	9,234,586
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,158,146
Pool #AN2275 2.680% 8/01/28	2,940,000	2,771,163
Pool #AN1609 2.950% 5/01/31	2,219,024	2,107,228
Pool #MA3029 3.000% 6/01/32	958,712	957,289
Pool #MA1607 3.000% 10/01/33	4,323,598	4,312,958
Pool #AN1282 3.010% 4/01/28	1,900,000	1,854,813
Pool #AN6128 3.270% 7/01/32	1,880,000	1,814,401
Pool #AN0877 3.500% 2/01/31	952,259	950,948
Pool #AB4262 3.500% 1/01/32	3,452,040	3,505,034
Pool #MA1148 3.500% 8/01/42	7,709,947	7,758,436
Pool #CA0996 3.500% 1/01/48	226,368	226,660
Pool #MA3276 3.500% 2/01/48	4,201,950	4,202,114
Pool #MA3305 3.500% 3/01/48	3,147,265	3,147,388
Pool #MA3332 3.500% 4/01/48	8,282,778	8,283,102
Pool #AM7122 3.610% 11/01/34	1,841,113	1,841,526
Pool #AM4407 3.650% 9/01/23	1,864,208	1,916,895
Pool #BL0661 3.990% 11/01/33	4,319,179	4,459,134
Pool #MA2995 4.000% 5/01/47	2,924,990	2,986,575
Pool #AS9830 4.000% 6/01/47	2,552,140	2,606,672
Pool #MA3027 4.000% 6/01/47	2,706,285	2,763,265
Pool #AS9972 4.000% 7/01/47	2,215,313	2,262,648
Pool #MA3058 4.000% 7/01/47	4,251,300	4,340,810
Pool #468066 4.295% 6/01/21	4,010,235	4,131,141
Pool #AL9106 4.500% 2/01/46	888,522	923,785
Pool #CA1710 4.500% 5/01/48	5,260,450	5,449,497
Pool #CA1711 4.500% 5/01/48	96,338	99,800
Pool #CA2208 4.500% 8/01/48	4,224,132	4,375,937
Pool #MA3444 4.500% 8/01/48	3,838,926	3,976,887
Federal National Mortgage Association TBA Pool #1312 3.000% 3/01/33 (d)	410,000	409,231
Pool #1963 3.500% 2/01/48 (d)	4,395,000	4,392,940
Pool #9174 4.000% 5/01/48 (d)	2,080,000	2,120,138

	Principal Amount	Value
Government National Mortgage Association Pool #MA4719 3.500% 9/20/47	$7,945,652	$8,007,107
Pool #MA4838 4.000% 11/20/47	2,407,715	2,468,660
Pool #MA4264 4.500% 2/20/47	921,014	957,350
Pool #MA4512 4.500% 6/20/47	6,891,706	7,161,451
Pool #MA3666 5.000% 5/20/46	94,331	98,455
Pool #MA3806 5.000% 7/20/46	597,349	630,180
Pool #MA4072 5.000% 11/20/46	113,698	120,232
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	5,863,371	5,780,688
Pool #MA4836 3.000% 11/20/47	4,848,342	4,776,942
Pool #MA4127 3.500% 12/20/46	3,825,833	3,857,815
Pool #MA4382 3.500% 4/20/47	830,976	837,923
Pool #MA4837 3.500% 11/20/47	1,040,335	1,048,381
Pool #MA4454 5.000% 5/20/47	3,047,788	3,179,105
Government National Mortgage Association II TBA (d) Pool #232 4.000% 5/01/48	2,575,000	2,636,760

		254,192,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $281,111,378)		276,043,010

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Bonds & Notes — 18.5%
U.S. Treasury Bond 3.000% 8/15/48	3,210,000	3,195,288
3.375% 11/15/48	42,705,000	45,666,549
U.S. Treasury Inflation Index 0.125% 7/15/24	2,225,766	2,134,348
0.375% 7/15/25	1,923,931	1,854,740
0.750% 7/15/28	6,462,407	6,325,333
1.000% 2/15/48	5,526,425	5,237,079
U.S. Treasury Note 2.750% 9/30/20	3,795,000	3,809,281
2.875% 10/31/23	60,765,000	61,777,752
3.125% 11/15/28	24,335,000	25,243,126

		155,243,496

TOTAL U.S. TREASURY OBLIGATIONS (Cost $152,350,141)		155,243,496

TOTAL BONDS & NOTES (Cost $850,514,353)		844,274,332

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (e)	1,325,133	$1,325,133

TOTAL MUTUAL FUNDS (Cost $1,325,133)		1,325,133

TOTAL LONG-TERM INVESTMENTS (Cost $851,839,486)		845,599,465

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Commercial Paper — 0.2%
Ford Motor Credit Co. 3.181% 4/04/19 (a)	$1,745,000	1,729,768

Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	14,973,568	14,973,568

Sovereign Debt Obligation — 0.5%
Japan Treasury Discount Bill, 0.000%, due 2/12/19 JPY (g)	485,000,000	4,425,755

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 3/28/19 (h)	1,095,000	1,088,870

TOTAL SHORT-TERM INVESTMENTS (Cost $22,069,581)		22,217,961

TOTAL INVESTMENTS — 103.2% (Cost $873,909,067) (i)		867,817,426

Other Assets/(Liabilities) — (3.2)%		(26,659,340)

NET ASSETS — 100.0%		$841,158,086

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $95,470,051 or 11.35% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $1,296,976 or 0.15% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $14,974,607. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $15,273,440.

(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
JPY	485,000,000	Goldman Sachs International	2/12/19	$4,313,757	$(123,865)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	3/20/19	22	$3,352,924	$181,514
U.S. Treasury Note 2 Year	3/29/19	376	79,299,292	530,208
U.S. Treasury Note 5 Year	3/29/19	902	101,779,853	1,668,272

				$2,379,994

Short
Euro-BOBL	3/07/19	132	$(19,987,321)	$(54,866)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	45,835,000	11/21/21	Quarterly/ Semi-Annually	3-Month USD - LIBOR-BBA	Fixed 3.071%	$486,250	$ -	$486,250
	USD	18,845,000	11/21/24	Semi-Annually/ Quarterly	Fixed 3.082%	3-Month USD LIBOR-BBA	(444,046)	-	(444,046)

							$42,204	$ -	$42,204

Collateral for swap agreements held by CitiBank N.A. amounted to $147,682 in cash at December 31, 2018.

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financial — 0.0%
Banks — 0.0%
Citigroup Capital XIII 7.542%, 3 mo. USD LIBOR + 6.370% 8.890% VRN 10/30/40	4,650	$122,900

TOTAL PREFERRED STOCK (Cost $125,609)		122,900

TOTAL EQUITIES (Cost $125,609)		122,900

	Principal Amount
BONDS & NOTES — 103.3%

BANK LOANS — 2.1%
Auto Parts & Equipment — 0.0%
American Axle and Manufacturing, Inc. Term Loan B, 1 mo. LIBOR + 2.250% 4.760% VRN 4/6/24	$169,934	160,375
Term Loan B, 1 mo. LIBOR + 2.250% 4.760% VRN 4/6/24	115,430	108,937

		269,312

Building Materials — 0.1%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.522% VRN 10/31/23	349,433	331,714
Beacon Roofing Supply, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.682% VRN 1/02/25	313,047	297,082
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.272% VRN 11/15/23	244,245	232,186

		860,982

Commercial Services — 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.470% VRN 1/15/25	419,464	402,337
BrightView Landscapes LLC 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 5.000% VRN 8/15/25	129,597	123,441
2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 5.022% VRN 8/15/25	109,203	104,016

	Principal Amount	Value
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.272% VRN 5/02/22	$231,135	$219,810
ServiceMaster Co., 2016 Term Loan B, 1 mo. LIBOR + 2.500% 5.022% VRN 11/08/23	122,174	119,374
Trans Union LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.522% VRN 4/10/23	173,639	166,693

		1,135,671

Computers — 0.0%
Dell International LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.530% VRN 9/07/23	176,277	169,080
Western Digital Corp., 2018 Term Loan B4, 1 mo. LIBOR + 1.750% 4.256% VRN 4/29/23	142,129	135,260

		304,340

Electric — 0.0%
TEX Operations Co. LLC, Exit Term Loan B, 1 mo. LIBOR + 2.000% 2.000% VRN 8/04/23	59,695	57,423
Vistra Energy Corp., 1st Lien Term Loan B3, 1 mo. LIBOR + 2.000% 2.000% VRN 12/31/25	29,925	28,732
Vistra Operations Co. LLC, 2016 Term Loan B2, 2.250% 12/14/23	19,949	19,135

		105,290

Entertainment — 0.1%
Scientific Games International, Inc. 2018 Term Loan B5, 1 mo. LIBOR + 2.750% 5.272% VRN 8/14/24	90,817	85,011
2018 Term Loan B5, 2 mo. LIBOR + 2.750% 5.245% VRN 8/14/24	379,495	355,234

		440,245

Foods — 0.0%
Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1 mo. LIBOR + 2.000% 4.510% VRN 5/24/24	281,539	270,748

Health Care – Services — 0.3%
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.273% VRN 10/10/25	550,000	511,302

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc., 2018 Term Loan B10, 1 mo. LIBOR + 2.000% 4.522% VRN 3/13/25	$306,771	$299,869
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 5.022% VRN 8/18/22	252,610	239,348
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 5.553% VRN 6/07/23	312,872	295,664
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 4.500% 11/16/25	280,000	264,950

		1,611,133

Investment Companies — 0.0%
RPI Finance Trust, Term Loan B6, 1 mo. LIBOR + 2.000% 4.522% VRN 3/27/23	13,171	12,712

Lodging — 0.3%
Boyd Gaming Corp., Term Loan B3, 1 Week LIBOR + 2.250% 4.666% VRN 9/15/23	149,462	143,670
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 5.272% VRN 12/22/24	397,054	380,604
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.772% VRN 4/18/24	313,003	295,675
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. LIBOR + 2.000% 4.522% VRN 11/30/23	163,301	156,332
Golden Nugget, Inc. 2017 Incremental Term Loan B, 3 mo. LIBOR + 2.750% 5.277% VRN 10/4/23	174,629	167,644
2017 Incremental Term Loan B, 3 mo. LIBOR + 2.750% 5.186% VRN 10/4/23	139,678	134,091
Hilton Worldwide Finance LLC, Term Loan B2, 1 mo. LIBOR + 1.750% 4.256% VRN 10/25/23	246,204	236,971
Wyndham Hotels & Resorts, Inc., Term Loan B, 1 mo. LIBOR + 1.750% 4.272% VRN 5/30/25	109,725	105,336

		1,620,323

Media — 0.3%
CBS Radio, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.256% VRN 11/18/24	225,854	212,303

	Principal Amount	Value
Charter Communications Operating LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.530% VRN 4/30/25	$652,538	$624,074
Numericable Group SA, USD Term Loan B12, 1 mo. LIBOR + 3.688% 6.143% VRN 1/31/26	276,445	255,988
Unitymedia Finance LLC, USD Term Loan D, 1 mo. LIBOR + 2.250% 4.705% VRN 1/15/26	240,000	231,199
Univision Communications, Inc., Term Loan C5, 1 mo. LIBOR + 2.750% 5.272% VRN 3/15/24	425,723	384,394
Ziggo Secured Finance Partnership, USD Term Loan E, 1 mo. LIBOR + 2.500% 4.955% VRN 4/15/25	218,250	205,155

		1,913,113

Other Commerical Service — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 6.130% VRN 11/29/25	100,000	99,000

Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan Q, 1 mo. LIBOR + 2.000% 4.387% VRN 10/01/22	142,351	138,792
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 5.272% VRN 2/05/23	203,855	193,662

		332,454

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc., USD Term Loan B, 1 mo. LIBOR + 2.250% 4.772% VRN 5/20/24	118,871	115,157
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 5.379% VRN 6/02/25	229,949	219,155

		334,312

Real Estate Investment Trusts (REITS) — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.000% 4.522% VRN 3/21/25	347,986	332,451
Realogy Group LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.250% 4.705% VRN 2/08/25	394,254	372,570
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 2.000% 4.504% VRN 12/20/24	86,364	82,275

		787,296

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1 mo. LIBOR + 2.250% 4.772% VRN 2/16/24	$169,589	$161,250
Academy, Ltd., 2015 Term Loan B, 1 mo. LIBOR + 4.000% 6.349% VRN 7/01/22	300,305	198,576
Albertsons LLC Term Loan B7, 1 mo. LIBOR + 3.000% 5.522% VRN 11/17/25	185,088	175,140
USD 2017 Term Loan B6, 3 mo. LIBOR + 3.000% 5.691% VRN 6/22/23	124,830	118,276
Michaels Stores, Inc. 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.970% VRN 1/30/23	40,041	38,189
2018 Term Loan B, 1 mo. LIBOR + 2.500% 5.006% VRN 1/30/23	6,895	6,576
2018 Term Loan B, 1 mo. LIBOR + 2.500% 5.022% VRN 1/30/23	105,950	101,050
Party City Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 5.030% VRN 8/19/22	207,772	200,068
PetSmart, Inc., Term Loan B2, 1 mo. LIBOR + 3.000% 5.380% VRN 3/11/22	395,281	311,284

		1,310,409

Semiconductors — 0.0%
ON Semiconductor Corp., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 1.750% 4.272% VRN 3/31/23	155,062	148,278

Software — 0.1%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.272% VRN 3/01/24	365,988	346,316
First Data Corp., 2024 USD Term Loan, 1 mo. LIBOR + 2.000% 4.504% VRN 4/26/24	220,624	210,254
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. LIBOR + 2.500% 5.022% VRN 6/21/24	11,905	11,062
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.500% 5.022% VRN 6/21/24	80,398	74,703

		642,335

Telecommunications — 0.1%
Level 3 Financing, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.754% VRN 2/22/24	276,000	261,510

	Principal Amount	Value
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 5.063% VRN 2/02/24	$60,596	$57,516
UPC Financing Partnership, USD Term Loan AR, 1 mo. LIBOR + 2.500% 4.955% VRN 1/15/26	171,468	162,766
Virgin Media Bristol LLC, USD Term Loan K, 1 mo. LIBOR + 2.500% 4.955% VRN 1/15/26	93,954	88,775

		570,567

Transportation — 0.1%
Global Medical Response, Inc., 2018 Term Loan B1, 1 mo. LIBOR + 3.250% 5.682% VRN 4/28/22	222,195	206,989
XPO Logistics, Inc., 2018 Term Loan B, 3 mo. LIBOR + 2.000% 4.509% VRN 2/24/25	191,018	181,998

		388,987

TOTAL BANK LOANS (Cost $13,673,146)		13,157,507

CORPORATE DEBT — 26.7%
Aerospace & Defense — 0.5%
Boeing Capital Corp. 4.700% 10/27/19	150,000	151,866
The Boeing Co. 4.875% 2/15/20	10,000	10,215
6.000% 3/15/19	130,000	130,629
Harris Corp. 5.054% 4/27/45	280,000	288,028
Lockheed Martin Corp. 3.550% 1/15/26	350,000	347,302
4.500% 5/15/36	60,000	61,910
Northrop Grumman Corp. 2.930% 1/15/25	340,000	322,621
3.250% 1/15/28	730,000	681,091
Raytheon Co. 3.125% 10/15/20	120,000	120,374
United Technologies Corp. 3.950% 8/16/25	350,000	347,289
4.125% 11/16/28	390,000	386,373
4.500% 6/01/42	100,000	94,474

		2,942,172

Agriculture — 0.6%
Altria Group, Inc. 2.850% 8/09/22	160,000	153,596
4.750% 5/05/21	290,000	296,393
9.250% 8/06/19	180,000	186,035
BAT Capital Corp. 3.557% 8/15/27	500,000	443,873
4.540% 8/15/47	1,110,000	883,616

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Philip Morris International, Inc. 1.875% 11/01/19	$610,000	$602,661
2.500% 8/22/22	80,000	77,090
2.500% 11/02/22	350,000	336,386
2.900% 11/15/21	240,000	237,012
4.500% 3/20/42	80,000	75,968
Reynolds American, Inc. 3.250% 6/12/20	65,000	64,601
5.850% 8/15/45	190,000	176,516
8.125% 6/23/19	10,000	10,202

		3,543,949

Airlines — 0.0%
Delta Air Lines, Inc., Series 2007-1 Class A, 6.821% 2/10/24	155,364	166,814

Apparel — 0.0%
Hanesbrands, Inc. 4.625% 5/15/24 (a)	30,000	28,125
4.875% 5/15/26 (a)	110,000	99,138

		127,263

Auto Manufacturers — 0.3%
Allison Transmission, Inc. 4.750% 10/01/27 (a)	120,000	106,800
5.000% 10/01/24 (a)	80,000	76,800
BMW US Capital LLC 1.850% 9/15/21 (a)	60,000	57,517
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	200,240
Ford Motor Co. 4.750% 1/15/43	140,000	107,966
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	193,951
8.125% 1/15/20	420,000	436,035
General Motors Co. 5.150% 4/01/38	40,000	34,174
6.250% 10/02/43	300,000	281,203
General Motors Financial Co., Inc. 2.450% 11/06/20	110,000	106,840
3.450% 4/10/22	30,000	29,012
4.250% 5/15/23	10,000	9,766
4.375% 9/25/21	80,000	80,155

		1,720,459

Banks — 8.6%
Banco Santander SA 3.545% FRN 4/12/23 (b)	200,000	196,117
3.800% 2/23/28	200,000	177,894
3.848% 4/12/23	400,000	388,665
4.379% 4/12/28	400,000	373,490
Bank of America Corp. 3.004% VRN 12/20/23 (b)	270,000	262,442
3.300% 1/11/23	90,000	88,637

	Principal Amount	Value
3.419% VRN 12/20/28 (b)	$770,000	$719,295
3.500% 4/19/26	290,000	279,078
3.550% VRN 3/05/24 (b)	470,000	464,316
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,920,000	1,820,773
3.946% VRN 1/23/49 (b)	820,000	730,382
3.970% VRN 3/05/29 (b)	600,000	583,223
4.000% 4/01/24	270,000	271,496
4.000% 1/22/25	270,000	263,019
4.125% 1/22/24	290,000	293,952
4.200% 8/26/24	380,000	376,884
4.450% 3/03/26	50,000	49,430
5.000% 1/21/44	1,010,000	1,045,219
3 mo. USD LIBOR + 3.705% 6.250% VRN 9/29/49	200,000	197,600
Bank of Montreal 3.803% VRN 12/15/32 (b)	90,000	83,340
Barclays PLC 4.972% VRN 5/16/29 (b)	230,000	221,761
BNP Paribas SA 4.375% VRN 3/01/33 (a) (b)	220,000	205,943
4.400% 8/14/28 (a)	1,120,000	1,093,166
4.625% 3/13/27 (a)	260,000	252,371
CIT Group, Inc. 4.750% 2/16/24	200,000	192,500
5.250% 3/07/25	130,000	127,075
Citigroup, Inc. 3.520% VRN 10/27/28 (b)	1,400,000	1,305,627
4.075% VRN 4/23/29 (b)	750,000	729,713
4.125% 7/25/28	360,000	337,841
4.300% 11/20/26	1,070,000	1,028,935
4.400% 6/10/25	340,000	332,739
4.450% 9/29/27	610,000	587,928
4.650% 7/30/45	441,000	429,549
4.750% 5/18/46	40,000	36,978
5.300% 5/06/44	16,000	15,945
3 mo. USD LIBOR + 3.466% 5.350% VRN 12/31/49	100,000	89,875
5.500% 9/13/25	170,000	178,396
3 mo. USD LIBOR + 4.230% 5.900% VRN 12/29/49	40,000	37,280
3 mo. USD LIBOR + 4.068% 5.950% VRN 7/29/49	100,000	91,260
3 mo. USD LIBOR + 3.905% 5.950% VRN 12/29/49	500,000	452,500
3 mo. USD LIBOR + 3.423% 6.300% VRN 12/29/49	150,000	138,375
6.625% 6/15/32	20,000	23,278
8.125% 7/15/39	310,000	430,079
Commonwealth Bank of Australia 3.900% 7/12/47 (a)	400,000	373,583
5.000% 10/15/19 (a)	70,000	71,013

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cooperatieve Rabobank UA 4.375% 8/04/25	$1,380,000	$1,355,381
4.625% 12/01/23	250,000	253,483
4.750% 1/15/20 (a)	490,000	498,064
5.250% 8/04/45	295,000	304,181
3 mo. USD LIBOR + 10.868% 11.000% VRN 12/29/49 (a)	210,000	216,825
Credit Agricole SA 2.500% 4/15/19 (a)	250,000	249,612
4.000% VRN 1/10/33 (a) (b)	790,000	723,438
3 mo. USD LIBOR + 6.982% 8.375% VRN 10/29/49 (a)	480,000	490,800
Credit Suisse Group AG 3.869% VRN 1/12/29 (a) (b)	250,000	232,578
4.282% 1/09/28 (a)	350,000	337,647
Credit Suisse Group Funding Guernsey Ltd. 4.550% 4/17/26	500,000	495,043
4.875% 5/15/45	260,000	256,597
Goldman Sachs Capital II 3 mo. USD LIBOR + .768% 4.000% VRN 12/29/49	18,000	12,240
The Goldman Sachs Group, Inc. 3.500% 11/16/26	200,000	184,730
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	2,140,000	1,988,853
3.814% VRN 4/23/29 (b)	600,000	560,175
3.850% 7/08/24	90,000	87,981
4.000% 3/03/24	100,000	98,677
4.223% VRN 5/01/29 (b)	210,000	202,102
4.250% 10/21/25	260,000	248,982
4.750% 10/21/45	480,000	456,704
5.150% 5/22/45	1,200,000	1,122,168
5.250% 7/27/21	100,000	103,809
6.000% 6/15/20	290,000	300,204
6.250% 2/01/41	770,000	878,229
6.750% 10/01/37	80,000	90,343
HSBC Holdings PLC 3.400% 3/08/21	490,000	488,728
3.900% 5/25/26	370,000	354,536
4.250% 8/18/25	330,000	320,294
4.300% 3/08/26	500,000	493,208
4.583% VRN 6/19/29 (b)	1,280,000	1,268,785
6.250% VRN 12/31/99 (b) (c)	480,000	450,000
6.500% 9/15/37	300,000	340,009
6.500% VRN 12/31/99 (b) (c)	480,000	436,200
ING Bank NV 5.800% 9/25/23 (a)	210,000	219,351
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	300,000	277,384
3.375% 1/12/23 (a)	210,000	194,534
3.875% 7/14/27 (a)	580,000	498,903
3.875% 1/12/28 (a)	280,000	239,130

	Principal Amount	Value
4.375% 1/12/48 (a)	$600,000	$451,781
5.017% 6/26/24 (a)	900,000	816,194
5.710% 1/15/26 (a)	200,000	183,335
JP Morgan Chase & Co. 3.509% VRN 1/23/29 (b)	780,000	738,585
3.625% 5/13/24	80,000	79,467
3.875% 9/10/24	300,000	295,193
4.023% VRN 12/05/24 (b)	940,000	947,479
4.125% 12/15/26	1,500,000	1,463,521
4.203% VRN 7/23/29 (b)	310,000	309,058
4.250% 10/01/27	70,000	68,909
4.350% 8/15/21	40,000	40,933
4.452% VRN 12/05/29 (b)	180,000	183,086
4.950% 6/01/45	290,000	294,100
Lloyds Banking Group PLC 3.574% VRN 11/07/28 (b)	200,000	177,905
4.375% 3/22/28	200,000	189,738
4.550% 8/16/28	370,000	355,501
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	157,760
Morgan Stanley 3.772% VRN 1/24/29 (b)	1,050,000	1,004,614
5.500% 7/24/20	200,000	206,175
Nordea Bank AB 4.875% 5/13/21 (a)	390,000	396,665
Royal Bank of Canada 2.150% 10/26/20	240,000	236,314
3.200% 4/30/21	270,000	269,972
Royal Bank of Scotland Group PLC 4.519% VRN 6/25/24 (b)	200,000	196,246
5.125% 5/28/24	400,000	387,826
6.000% 12/19/23	240,000	242,905
6.100% 6/10/23	790,000	802,476
6.125% 12/15/22	110,000	111,481
Santander Holdings USA, Inc. 4.500% 7/17/25	50,000	49,505
Santander UK PLC 2.375% 3/16/20	140,000	138,471
Standard Chartered PLC 5.700% 3/26/44 (a)	470,000	470,318
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	222,746
Svenska Handelsbanken AB 3.350% 5/24/21	250,000	249,864
The Toronto Dominion Bank 3.250% 6/11/21	330,000	331,352
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	500,000	487,616
4.125% 9/24/25 (a)	210,000	209,223
4.253% 3/23/28 (a)	1,100,000	1,084,643
US Bank NA/Cincinnati OH 3.150% 4/26/21	270,000	270,249

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Capital Trust III 3 mo. USD LIBOR + .930% 5.570% VRN 3/29/49	$630,000	$569,835
Wells Fargo & Co. 3.000% 10/23/26	350,000	324,004
3.450% 2/13/23	120,000	117,482
4.300% 7/22/27	660,000	649,219
4.400% 6/14/46	180,000	165,116
4.480% 1/16/24	991,000	1,002,888
4.600% 4/01/21	40,000	40,961
4.650% 11/04/44	400,000	376,561
4.750% 12/07/46	890,000	856,936
4.900% 11/17/45	880,000	858,067
5.375% 11/02/43	110,000	114,793
3 mo. USD LIBOR + 3.990% 5.875% VRN 12/29/49	70,000	69,191
Westpac Banking Corp. 2.300% 5/26/20	50,000	49,421
2.600% 11/23/20	280,000	276,428

		54,370,978

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (a)	770,000	714,087
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.650% 2/01/26 (a)	790,000	746,983
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	93,000	91,456
3.300% 2/01/23	210,000	204,193
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	229,150
4.000% 4/13/28	400,000	382,613
4.600% 4/15/48	410,000	367,467
Cott Holdings, Inc. 5.500% 4/01/25 (a)	150,000	141,375
Diageo Capital PLC 4.828% 7/15/20	200,000	205,478
Diageo Investment Corp. 2.875% 5/11/22	150,000	148,538
Molson Coors Brewing Co. 3.000% 7/15/26	160,000	142,495
3.500% 5/01/22	30,000	29,820
PepsiCo, Inc. 4.000% 3/05/42	50,000	49,150
Pernod Ricard SA 4.450% 1/15/22 (a)	250,000	254,988

		3,707,793

Biotechnology — 0.2%
Amgen, Inc. 2.125% 5/01/20	60,000	59,201
3.625% 5/22/24	30,000	29,909
4.663% 6/15/51	34,000	32,034

	Principal Amount	Value
Celgene Corp. 2.250% 8/15/21	$240,000	$232,672
3.550% 8/15/22	40,000	39,561
3.625% 5/15/24	40,000	39,012
3.875% 8/15/25	10,000	9,627
5.000% 8/15/45	640,000	591,797
5.250% 8/15/43	70,000	67,339
Gilead Sciences, Inc. 2.550% 9/01/20	80,000	79,353
3.700% 4/01/24	210,000	209,649
4.500% 2/01/45	10,000	9,617
4.750% 3/01/46	200,000	198,418

		1,598,189

Chemicals — 0.2%
Equate Petrochemical BV 4.250% 11/03/26 (a)	430,000	415,849
Nutrien Ltd. 4.875% 3/30/20	50,000	50,871
OCP SA 4.500% 10/22/25 (a)	330,000	316,015
Syngenta Finance NV 3.933% 4/23/21 (a)	400,000	394,534

		1,177,269

Commercial Services — 0.2%
DP World Ltd. 5.625% 9/25/48 (a)	560,000	526,400
UBM PLC 5.750% 11/03/20 (a)	110,000	112,654
United Rentals North America, Inc. 4.875% 1/15/28	150,000	131,625
5.500% 7/15/25	70,000	65,975
5.875% 9/15/26	90,000	84,825
6.500% 12/15/26	100,000	98,500

		1,019,979

Computers — 0.4%
Apple, Inc. 1.550% 8/04/21	210,000	203,615
2.000% 11/13/20	270,000	266,443
2.450% 8/04/26	800,000	739,385
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	630,000	628,138
4.420% 6/15/21 (a)	970,000	968,400

		2,805,981

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	150,000	149,989
4.500% 5/15/21	160,000	160,462
Series WI, 5.000% 10/01/21	150,000	152,358
Ally Financial, Inc. 3.500% 1/27/19	80,000	79,950
7.500% 9/15/20	236,000	244,850

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Express Credit Corp. 2.375% 5/26/20	$280,000	$277,064
Federal National Mortgage Association 0.000% 10/09/19	1,460,000	1,429,653
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	207,487
4.418% 11/15/35	380,000	318,275
ILFC E-Capital Trust II 4.800% VRN 12/21/65 (a) (b)	10,000	7,800
International Lease Finance Corp. 5.875% 8/15/22	70,000	73,322
8.625% 1/15/22	180,000	200,116
KKR Group Finance Co. II LLC 5.500% 2/01/43 (a)	20,000	20,334
Synchrony Financial 2.700% 2/03/20	200,000	196,602
Visa, Inc. 3.150% 12/14/25	1,020,000	1,002,344
4.300% 12/14/45	260,000	268,705

		4,789,311

Electric — 0.8%
AES Corp. 5.500% 4/15/25	83,000	82,378
Duke Energy Corp. 3.750% 4/15/24	100,000	100,158
3.950% 8/15/47	70,000	63,178
Exelon Corp. 5.625% 6/15/35	290,000	312,837
FirstEnergy Corp. 3.900% 7/15/27	710,000	688,138
4.250% 3/15/23	310,000	314,960
4.850% 7/15/47	240,000	239,619
7.375% 11/15/31	1,460,000	1,844,782
Pacific Gas & Electric Co. 3.300% 12/01/27	420,000	342,740
3.500% 10/01/20 (d)	270,000	257,278
5.800% 3/01/37	110,000	101,943
6.050% 3/01/34	520,000	481,810

		4,829,821

Environmental Controls — 0.0%
Waste Management, Inc. 3.500% 5/15/24	90,000	89,905
4.600% 3/01/21	30,000	30,928
7.375% 5/15/29	50,000	61,784

		182,617

Foods — 0.3%
Danone SA 2.077% 11/02/21 (a)	250,000	241,514
2.589% 11/02/23 (a)	310,000	294,714
2.947% 11/02/26 (a)	550,000	501,816

	Principal Amount	Value
Kraft Heinz Foods Co. 3.000% 6/01/26	$80,000	$71,367
3.500% 7/15/22	80,000	78,839
3.950% 7/15/25	90,000	87,098
4.000% 6/15/23	20,000	19,948
4.375% 6/01/46	300,000	247,148
4.875% 2/15/25 (a)	122,000	122,510
5.000% 7/15/35	80,000	75,078
5.000% 6/04/42	40,000	35,771
5.200% 7/15/45	70,000	63,965
5.375% 2/10/20	136,000	139,108
Lamb Weston Holdings, Inc. 4.625% 11/01/24 (a)	120,000	116,700
WM Wrigley Jr. Co. 2.900% 10/21/19 (a)	130,000	129,806
3.375% 10/21/20 (a)	10,000	10,028

		2,235,410

Health Care – Products — 0.4%
Abbott Laboratories 3.750% 11/30/26	119,000	117,524
4.750% 11/30/36	140,000	146,151
4.900% 11/30/46	360,000	377,901
Becton Dickinson and Co. 3.363% 6/06/24	750,000	720,358
3.734% 12/15/24	65,000	62,790
4.685% 12/15/44	50,000	46,798
Medtronic, Inc. 3.125% 3/15/22	180,000	179,312
3.500% 3/15/25	660,000	657,392
4.625% 3/15/45	190,000	199,204

		2,507,430

Health Care – Services — 0.6%
Aetna, Inc. 2.800% 6/15/23	40,000	38,040
Anthem, Inc. 2.950% 12/01/22	330,000	321,828
3.125% 5/15/22	50,000	49,265
3.350% 12/01/24	120,000	116,903
3.650% 12/01/27	510,000	487,268
3.700% 8/15/21	70,000	70,471
Catholic Health Initiatives 4.350% 11/01/42	20,000	18,091
Centene Corp. 4.750% 5/15/22	140,000	138,250
4.750% 1/15/25	80,000	76,400
5.375% 6/01/26 (a)	90,000	87,525
5.625% 2/15/21	70,000	70,175
6.125% 2/15/24	170,000	174,038
Fresenius Medical Care US Finance II, Inc. 4.125% 10/15/20 (a)	50,000	50,058
4.750% 10/15/24 (a)	70,000	71,281
5.875% 1/31/22 (a)	50,000	52,127

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc. 4.500% 2/15/27	$40,000	$37,800
5.000% 3/15/24	50,000	49,500
5.250% 6/15/26	60,000	59,550
5.500% 6/15/47	130,000	123,175
5.625% 9/01/28	20,000	19,300
5.875% 3/15/22	250,000	256,250
5.875% 5/01/23	30,000	30,375
7.500% 2/15/22	40,000	42,500
Humana, Inc. 3.150% 12/01/22	40,000	39,186
3.950% 3/15/27	190,000	185,627
4.625% 12/01/42	70,000	69,205
4.800% 3/15/47	10,000	10,008
4.950% 10/01/44	60,000	61,631
UnitedHealth Group, Inc. 2.700% 7/15/20	250,000	249,106
2.875% 12/15/21	160,000	159,483
3.750% 7/15/25	50,000	50,613
4.250% 6/15/48	200,000	199,889
5.800% 3/15/36	70,000	82,627

		3,547,545

Home Builders — 0.1%
Lennar Corp. 4.500% 4/30/24	120,000	113,400
4.750% 11/29/27	190,000	171,475
5.000% 6/15/27	20,000	18,250
NVR, Inc. 3.950% 9/15/22	100,000	98,322
Toll Brothers Finance Corp. 4.375% 4/15/23	110,000	103,125

		504,572

Household Products & Wares — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	56,982

Housewares — 0.0%
Newell Brands, Inc. 3.850% 4/01/23	170,000	167,509
4.200% 4/01/26	140,000	136,824

		304,333

Insurance — 0.2%
Ambac Assurance Corp. 5.100% 6/07/20 (a)	4,362	5,801
Ambac LSNI LLC 7.803% FRN 2/12/23 (a) (b)	18,885	18,909
American International Group, Inc. 6.250% 3/15/87	234,000	225,810
Brighthouse Financial, Inc. 4.700% 6/22/47	70,000	52,125
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	68,999

	Principal Amount	Value
MetLife Capital Trust IV 7.875% 12/15/67 (a)	$200,000	$226,500
MetLife, Inc. 6.400% 12/15/66	190,000	193,013
Reliance Standard Life Global Funding II 2.500% 1/15/20 (a)	90,000	89,140
Teachers Insurance & Annuity Association of America 4.900% 9/15/44 (a)	200,000	207,384
6.850% 12/16/39 (a)	22,000	28,605
Voya Financial, Inc. 5.700% 7/15/43	160,000	172,780

		1,289,066

Internet — 0.2%
Amazon.com, Inc. 3.150% 8/22/27	470,000	453,776
3.875% 8/22/37	160,000	154,521
4.050% 8/22/47	210,000	205,191
4.950% 12/05/44	180,000	199,553

		1,013,041

Iron & Steel — 0.0%
ArcelorMittal 6.250% STEP 2/25/22 (d)	50,000	52,850
7.000% STEP 10/15/39	60,000	63,216
Vale Overseas Ltd. 6.875% 11/21/36	174,000	198,969

		315,035

Leisure Time — 0.0%
NCL Corp. Ltd. 4.750% 12/15/21 (a)	32,000	31,760
VOC Escrow Ltd. 5.000% 2/15/28 (a)	210,000	193,725

		225,485

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 5.125% 5/01/26 (a)	70,000	67,200
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/01/25	20,000	18,950
4.875% 4/01/27	270,000	253,125
Sands China Ltd. 5.125% 8/08/25 (a)	470,000	465,417

		804,692

Machinery – Construction & Mining — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	20,288

Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,478
2.250% 4/17/19	100,000	99,775

		139,253

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.5%
21st Century Fox America, Inc. 6.200% 12/15/34	$20,000	$24,316
6.650% 11/15/37	120,000	158,007
Altice France SA 7.375% 5/01/26 (a)	530,000	486,275
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (a)	150,000	138,000
5.125% 5/01/27 (a)	450,000	419,130
5.250% 9/30/22	20,000	19,825
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	300,000	299,677
4.200% 3/15/28	1,270,000	1,196,341
4.908% 7/23/25	340,000	338,082
5.375% 4/01/38	480,000	446,891
5.750% 4/01/48	10,000	9,364
6.484% 10/23/45	160,000	164,470
6.834% 10/23/55	60,000	61,018
Comcast Corp. 3.150% 3/01/26	130,000	124,386
3.375% 8/15/25	170,000	165,652
3.900% 3/01/38	450,000	416,567
3.950% 10/15/25	170,000	172,012
3.999% 11/01/49	55,000	49,283
4.150% 10/15/28	1,460,000	1,482,532
4.200% 8/15/34	160,000	154,272
4.250% 10/15/30	430,000	434,862
4.250% 1/15/33	20,000	19,864
4.700% 10/15/48	100,000	101,088
6.500% 11/15/35	200,000	239,402
DISH DBS Corp. 5.875% 11/15/24	440,000	354,200
7.750% 7/01/26	50,000	41,375
Myriad International Holdings BV 4.850% 7/06/27 (a)	430,000	411,835
NBCUniversal Media LLC 4.375% 4/01/21	170,000	174,246
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	140,574
5.875% 11/15/40	200,000	191,011
6.550% 5/01/37	10,000	10,262
6.750% 6/15/39	120,000	121,935
7.300% 7/01/38	210,000	227,652
8.250% 4/01/19	230,000	232,581
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	24,382
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	400,000	374,048
Viacom, Inc. 3.875% 4/01/24	30,000	29,426
4.250% 9/01/23	50,000	49,805

	Principal Amount	Value
Warner Media LLC 4.750% 3/29/21	$200,000	$205,044
6.250% 3/29/41	20,000	21,591

		9,731,283

Mining — 0.7%
Alcoa Nederland Holding BV 6.750% 9/30/24 (a)	240,000	243,600
Anglo American Capital PLC 3.625% 9/11/24 (a)	560,000	529,340
3.750% 4/10/22 (a)	200,000	195,246
Barrick Gold Corp. 5.250% 4/01/42	80,000	79,997
Barrick North America Finance LLC 5.700% 5/30/41	180,000	189,764
5.750% 5/01/43	210,000	220,572
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	20,000	19,843
5.000% 9/30/43	300,000	327,747
5 year USD Swap + 5.093% 6.750% VRN 10/19/75 (a)	500,000	518,490
Freeport-McMoRan, Inc. 3.875% 3/15/23	10,000	9,250
4.000% 11/14/21	170,000	165,325
4.550% 11/14/24	10,000	9,225
5.450% 3/15/43	96,000	73,080
6.875% 2/15/23	20,000	20,625
Glencore Funding LLC 2.875% 4/16/20 (a)	80,000	79,241
4.000% 3/27/27 (a)	930,000	847,210
4.125% 5/30/23 (a)	170,000	166,938
Southern Copper Corp. 5.250% 11/08/42	870,000	826,863

		4,522,356

Miscellaneous – Manufacturing — 0.4%
Eaton Corp. 2.750% 11/02/22	570,000	554,378
4.150% 11/02/42	170,000	159,592
General Electric Co. 5.500% 1/08/20	40,000	40,471
4.375% 9/16/20	60,000	59,915
5.300% 2/11/21	75,000	75,093
4.650% 10/17/21	170,000	170,510
6.150% 8/07/37	330,000	321,895
5.875% 1/14/38	216,000	206,516
6.875% 1/10/39	846,000	884,497
4.500% 3/11/44	60,000	48,935

		2,521,802

Oil & Gas — 3.1%
Anadarko Petroleum Corp. 4.850% 3/15/21	311,000	318,427
5.550% 3/15/26	40,000	41,894

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.450% 9/15/36	$60,000	$64,800
6.600% 3/15/46	630,000	695,633
Antero Resources Corp. 5.375% 11/01/21	10,000	9,650
Apache Corp. 4.250% 1/15/44	570,000	458,933
4.375% 10/15/28	70,000	65,380
4.750% 4/15/43	90,000	77,198
5.100% 9/01/40	460,000	416,638
6.000% 1/15/37	17,000	17,418
BP Capital Markets America, Inc. 3.119% 5/04/26	290,000	272,696
3.216% 11/28/23	300,000	295,671
3.588% 4/14/27	330,000	321,033
BP Capital Markets PLC 3.506% 3/17/25	550,000	539,193
3.535% 11/04/24	110,000	108,978
3.561% 11/01/21	20,000	20,173
Chesapeake Energy Corp. 8.000% 6/15/27 (d)	10,000	8,400
Chevron Corp. 2.954% 5/16/26	190,000	182,908
Cimarex Energy Co. 3.900% 5/15/27	530,000	491,808
CNOOC Finance USA LLC 3.500% 5/05/25	1,040,000	1,007,270
Concho Resources, Inc. 3.750% 10/01/27	30,000	28,241
4.300% 8/15/28	430,000	420,626
ConocoPhillips Holding Co. 6.950% 4/15/29	125,000	154,564
Continental Resources, Inc. 3.800% 6/01/24	60,000	56,800
4.375% 1/15/28	100,000	94,076
4.500% 4/15/23	10,000	9,842
Devon Energy Corp. 3.250% 5/15/22	100,000	97,445
5.000% 6/15/45	600,000	528,541
5.600% 7/15/41	400,000	379,281
5.850% 12/15/25	170,000	180,308
Diamondback Energy, Inc. 5.375% 5/31/25	100,000	97,500
Ecopetrol SA 5.875% 5/28/45	1,300,000	1,227,486
EOG Resources, Inc. 4.150% 1/15/26	120,000	123,165
Exxon Mobil Corp. 3.043% 3/01/26	210,000	204,869
4.114% 3/01/46	520,000	527,878
KazMunayGas National Co. JSC 5.375% 4/24/30 (a)	200,000	196,305
Kerr-McGee Corp. 6.950% 7/01/24	230,000	256,418
7.875% 9/15/31	160,000	191,608

	Principal Amount	Value
Noble Energy, Inc. 3.850% 1/15/28	$240,000	$216,990
4.950% 8/15/47	120,000	103,824
5.250% 11/15/43	120,000	106,516
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	123,386
3.125% 2/15/22	120,000	119,327
3.400% 4/15/26	170,000	166,327
4.100% 2/15/47	520,000	485,084
4.200% 3/15/48	120,000	114,689
4.400% 4/15/46	50,000	48,647
4.625% 6/15/45	80,000	79,426
Petrobras Global Finance BV 5.299% 1/27/25	3,391,000	3,238,405
5.999% 1/27/28	900,000	847,359
6.125% 1/17/22	89,000	91,336
6.250% 3/17/24	332,000	336,814
7.375% 1/17/27	260,000	267,150
Petroleos Mexicanos 6.375% 1/23/45	220,000	177,100
6.625% 6/15/35	763,000	666,099
6.875% 8/04/26	160,000	155,520
QEP Resources, Inc. 6.875% 3/01/21	170,000	171,275
Range Resources Corp. 4.875% 5/15/25 (d)	30,000	24,600
5.000% 3/15/23 (d)	210,000	184,800
5.875% 7/01/22	10,000	9,250
Shell International Finance BV 2.875% 5/10/26	380,000	364,480
4.000% 5/10/46	600,000	579,398
4.375% 3/25/20	210,000	213,622
4.375% 5/11/45	190,000	194,825
4.550% 8/12/43	100,000	103,943
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (a)	330,000	336,917
Transocean Pontus Ltd. 6.125% 8/01/25 (a)	105,000	101,325
Whiting Petroleum Corp. 6.250% 4/01/23 (d)	50,000	45,500
6.625% 1/15/26	110,000	94,325
WPX Energy, Inc. 8.250% 8/01/23	30,000	31,350

		19,988,663

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	54,365
Halliburton Co. 3.800% 11/15/25	240,000	232,557
4.850% 11/15/35	30,000	29,456
5.000% 11/15/45	500,000	490,919

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Schlumberger Holdings Corp. 3.000% 12/21/20 (a)	$190,000	$188,353
4.000% 12/21/25 (a)	150,000	148,056
Schlumberger Norge AS 4.200% 1/15/21 (a)	10,000	10,148

		1,153,854

Packaging & Containers — 0.0%
Berry Global, Inc. 4.500% 2/15/26 (a)	40,000	36,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125% 7/15/23 (a)	60,000	57,150
5.750% 10/15/20	9,691	9,667
6.875% STEP 2/15/21	51,981	51,981
WestRock RKT Co. 3.500% 3/01/20	80,000	79,928
4.000% 3/01/23	30,000	29,986

		265,312

Pharmaceuticals — 1.7%
AbbVie, Inc. 2.900% 11/06/22	80,000	77,842
3.600% 5/14/25	130,000	124,694
Allergan Funding SCS 3.450% 3/15/22	30,000	29,521
3.800% 3/15/25	180,000	175,720
4.550% 3/15/35	440,000	417,383
4.750% 3/15/45	141,000	133,848
Bausch Health Cos., Inc. 9.000% 12/15/25 (a)	100,000	99,500
Bausch Health Cos., Inc. 5.625% 12/01/21 (a)	39,000	38,415
6.125% 4/15/25 (a)	150,000	130,875
7.000% 3/15/24 (a)	170,000	171,700
Cardinal Health, Inc. 2.616% 6/15/22	130,000	125,234
3.079% 6/15/24	170,000	159,640
Cigna Corp. 3.400% 9/17/21 (a)	210,000	209,522
3.750% 7/15/23 (a)	570,000	568,102
4.125% 11/15/25 (a)	160,000	159,775
4.375% 10/15/28 (a)	710,000	713,962
CVS Health Corp. 2.750% 12/01/22	120,000	115,489
3.350% 3/09/21	190,000	189,458
3.700% 3/09/23	940,000	929,937
3.875% 7/20/25	124,000	120,838
4.100% 3/25/25	310,000	306,907
4.300% 3/25/28	2,840,000	2,776,410
5.050% 3/25/48	160,000	155,618
5.125% 7/20/45	350,000	340,693

	Principal Amount	Value
CVS Pass-Through Trust 5.298% 1/11/27 (a)	$8,120	$8,263
5.880% 1/10/28	91,201	96,114
6.036% 12/10/28	79,638	84,783
6.943% 1/10/30	68,510	76,111
Eli Lilly & Co. 3.100% 5/15/27	140,000	135,547
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	177,817
Johnson & Johnson 3.625% 3/03/37	690,000	663,712
Merck & Co., Inc. 2.750% 2/10/25	120,000	116,087
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	60,000	53,062
3.650% 11/10/21	50,000	47,373
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	210,000	198,967
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	100,000	98,448
2.200% 7/21/21	660,000	606,680
2.800% 7/21/23	40,000	34,450
Valeant Pharmaceuticals International 8.500% 1/31/27 (a)	20,000	19,400

		10,687,897

Pipelines — 0.9%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	150,000	141,607
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	348,886
Energy Transfer LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	30,010
5.875% 3/01/22	100,000	104,047
Enterprise Products Operating LLC 4.150% 10/16/28	430,000	427,833
5.700% 2/15/42	40,000	42,544
Kinder Morgan Energy Partners LP 3.500% 3/01/21	110,000	109,662
3.500% 9/01/23	120,000	116,565
Kinder Morgan, Inc. 4.300% 3/01/28	50,000	48,937
5.300% 12/01/34	90,000	88,215
MPLX LP 4.000% 3/15/28	140,000	131,215
4.500% 4/15/38	290,000	253,271
4.700% 4/15/48	620,000	538,473
4.800% 2/15/29	320,000	319,212
4.875% 12/01/24	150,000	152,690
5.500% 2/15/49	250,000	243,178
Southern Natural Gas Co. LLC 8.000% 3/01/32	248,000	315,438

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.250% 11/15/23	$90,000	$83,362
5.375% 2/01/27	30,000	28,125
5.875% 4/15/26 (a)	60,000	58,350
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	730,000	882,487
Williams Cos., Inc. 5.250% 3/15/20	130,000	132,585
7.500% 1/15/31	330,000	393,926
7.750% 6/15/31	580,000	700,618

		5,691,236

Real Estate — 0.0%
WEA Finance LLC 4.625% 9/20/48 (a)	150,000	146,224

Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	10,000	9,929
5.375% 4/15/26	90,000	89,011
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	40,000	39,600
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.750% 9/17/24 (a)	220,000	218,513
4.750% 9/17/44 (a)	250,000	249,731

		606,784

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.000% 10/15/25 (a)	150,000	138,000
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (a) (d)	90,000	79,087
McDonald’s Corp. 3.500% 3/01/27	320,000	310,787
3.700% 1/30/26	350,000	343,102
QVC, Inc. 5.950% 3/15/43	10,000	8,970
The TJX Cos., Inc. 2.250% 9/15/26	30,000	27,219
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	260,000	244,631
Walmart, Inc. 3.700% 6/26/28	560,000	568,363

		1,720,159

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.125% 1/15/25	200,000	180,552
3.875% 1/15/27	40,000	35,884

	Principal Amount	Value
Intel Corp. 3.700% 7/29/25	$70,000	$70,611
3.734% 12/08/47	54,000	50,000

		337,047

Software — 0.8%
First Data Corp. 5.000% 1/15/24 (a)	280,000	269,500
Microsoft Corp. 1.550% 8/08/21	360,000	349,728
2.400% 2/06/22	540,000	533,779
2.400% 8/08/26	1,620,000	1,510,403
2.700% 2/12/25	100,000	96,990
2.875% 2/06/24	380,000	376,418
3.300% 2/06/27	690,000	683,446
3.750% 2/12/45	400,000	386,974
3.950% 8/08/56	100,000	97,567
4.100% 2/06/37	170,000	174,447
salesforce.com, Inc. 3.250% 4/11/23	270,000	271,387
3.700% 4/11/28	90,000	90,476

		4,841,115

Telecommunications — 1.4%
America Movil SAB de CV 5.000% 3/30/20	330,000	335,727
AT&T, Inc. 3.000% 2/15/22	60,000	58,966
3.400% 5/15/25	580,000	546,159
4.250% 3/01/27	260,000	254,374
4.350% 6/15/45	330,000	278,872
4.500% 3/09/48	516,000	441,545
4.750% 5/15/46	80,000	71,032
Bharti Airtel Ltd. 4.375% 6/10/25 (a) (d)	240,000	218,334
CommScope Technologies LLC 5.000% 3/15/27 (a)	90,000	72,900
Qwest Corp. 6.875% 9/15/33	85,000	75,934
Sprint Corp. 7.250% 9/15/21	80,000	81,880
7.625% 2/15/25	410,000	410,000
7.875% 9/15/23	30,000	30,788
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 9/20/29 (a)	137,500	135,781
4.738% 3/20/23 (a)	220,000	215,875
Telecom Italia SpA 5.303% 5/30/24 (a)	400,000	380,000
Telefonica Emisiones SA 4.103% 3/08/27	300,000	288,180
5.213% 3/08/47	150,000	137,310
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	80,958

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 2.625% 8/15/26	$300,000	$271,989
3.376% 2/15/25	100,000	97,041
3.500% 11/01/24	160,000	157,804
4.125% 3/16/27	250,000	250,193
4.329% 9/21/28	820,000	823,370
4.400% 11/01/34	270,000	260,224
4.500% 8/10/33	330,000	325,738
4.522% 9/15/48	240,000	224,941
4.862% 8/21/46	130,000	127,760
5.250% 3/16/37	170,000	177,083
5.500% 3/16/47	30,000	31,902
Vodafone Group PLC 4.375% 5/30/28	1,380,000	1,338,695
5.250% 5/30/48	520,000	488,195

		8,689,550

Textiles — 0.1%
Cintas Corp. No 2 2.900% 4/01/22	160,000	157,383
3.700% 4/01/27	260,000	253,932

		411,315

Transportation — 0.3%
Union Pacific Corp. 3.750% 7/15/25	190,000	191,803
3.950% 9/10/28	620,000	619,154
4.500% 9/10/48	600,000	591,628
United Parcel Service, Inc. 2.500% 4/01/23	120,000	116,746
3.050% 11/15/27	190,000	180,972

		1,700,303

Trucking & Leasing — 0.0%
DAE Funding LLC 5.750% 11/15/23 (a)	160,000	158,400
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	50,000	48,375
5.500% 2/15/24 (a)	60,000	57,900

		264,675

TOTAL CORPORATE DEBT (Cost $175,326,260)		169,225,302

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	56,152
State of California 5.000% 4/01/42	70,000	75,101
5.000% 11/01/43	50,000	54,957

		186,210

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		186,210

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.5%
Automobile ABS — 0.2%
Ford Credit Floorplan Master, Series 18-4, Class A 4.060% 11/15/30	$1,240,000	$1,239,257
Hertz Vehicle Financing II LP, Series 2015-1A, Class C 4.350% 3/25/21 (a)	250,000	249,300

		1,488,557

Commercial MBS — 3.4%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, 5.672% VRN 4/10/49 (b)	51,368	22,424
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, 5.780% VRN 8/10/45 (a) (b)	790,404	631,943
BANK, 2017-BNK4, Class XA, 1.443% VRN 5/15/50 (b)	3,729,793	310,931
BBCCRE Trust, Series 2015-GTP, Class E, 4.563% VRN 8/10/33 (a) (b)	1,020,000	911,237
BX Trust Series 2017-APPL, Class A, 1 mo. LIBOR + .880% 3.335% FRN 7/15/34 (a)	429,474	424,901
Series 2017-APPL, Class B, 1 mo. LIBOR + 1.150% 3.605% FRN 7/15/34 (a)	429,474	425,315
Series 2018-IND, Class H, 5.455% FRN 11/15/35 (a) (b)	2,186,737	2,144,397
Series 2017-IMC, Class F, 6.705% FRN 10/15/32 (a) (b)	1,000,000	985,063
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	400,000	399,944
CHT Mortgage Trust, Series 2017-CSMO, Class A, 3.385% FRN 11/15/36 (a) (b)	560,000	551,442
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	381,365
Cold Storage Trust, Series 2017-ICE3, Class B, 1 mo. LIBOR + 1.250% 3.705% FRN 4/15/36 (a)	740,000	730,964
Credit Suisse Mortgage Trust Series 2017-LSTK, Class A, 2.761% 4/05/33 (a)	430,000	425,087
Series 2015-GLPA, Class A, 3.881% 11/15/37 (a)	135,087	137,271
Series 2014-USA, Class A2, 3.953% 9/15/37 (a)	190,000	190,845
Series 2014-USA, Class F, 4.373% 9/15/37 (a)	230,000	191,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-USA, Class E, 4.373% 9/15/37 (a)	$140,000	$120,999
Series 2006-C5, Class AJ, 5.373% 12/15/39	92,328	55,614
Series 2018-PLUM, Class A, 1 mo. LIBOR + 3.231% 5.687% FRN 8/15/20 (a)	2,300,000	2,299,906
Series 2007-C5, Class AM, 5.869% VRN 9/15/40 (b)	31,240	29,774
Series 2017-CHOP, Class G, 1 mo. LIBOR + 5.620% 8.075% FRN 7/15/32 (a)	1,700,000	1,669,252
DBCG Mortgage Trust, Series 2017-BBG, Class A, 1 mo. LIBOR + .700% 3.155% FRN 6/15/34 (a)	270,000	265,419
FREMF Mortgage Trust, Series 2012-K20, Class X2A 0.200% 5/25/45 (a)	3,280,902	17,602
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750% 3.205% FRN 11/15/34 (a)	114,834	107,368
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, 5.677% VRN 12/10/49 (b)	50,000	15,688
GS Mortgage Securities Corp. II Series 2018-SRP5, Class A, 3.755% FRN 9/15/31 (a) (b)	1,350,000	1,343,093
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (b)	280,000	276,140
GS Mortgage Securities Trust Series 2015-GC28, Class C, 4.324% VRN 2/10/48 (b)	270,000	261,457
Series 2006-GG8, Class AJ, 5.622% 11/10/39	121,447	90,265
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A4, 3.648% VRN 12/15/49 (b)	310,000	310,419
Series 2006-LDP9, Class AM, 5.372% 5/15/47	57,901	57,825
Series 2007-LDPX, Class AJFX, 5.438% 1/15/49 (a)	600,000	102,469
Series 2007-CB18, Class AJ, 5.502% VRN 6/12/47 (b)	360,000	280,659
Series 2007-LDPX, Class AJ, 5.503% VRN 1/15/49 (b)	460,000	75,592
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class XA, 1.118% VRN 4/15/47 (b)	2,361,800	37,875

	Principal Amount	Value
Series 2014-C21, Class AS, 3.997% 8/15/47	$250,000	$251,304
Series 2015-C31, Class B, 4.617% VRN 8/15/48 (b)	160,000	163,261
Series 2013-C17, Class B, 4.891% VRN 1/15/47 (b)	30,000	31,083
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA, 0.912% VRN 10/15/50 (b)	7,938,716	461,115
LSTAR Commercial Mortgage Trust Series 2015-3, Class A2, 2.729% VRN 4/20/48 (a) (b)	312,802	310,703
Series 2015-3, Class A3, 3.127% VRN 4/20/48 (a) (b)	707,000	694,954
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, 6.086% VRN 9/12/49 (b)	123,065	93,161
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4, 3.306% 4/15/48	420,000	415,081
Series 2012-C6, Class E, 4.610% VRN 11/15/45 (a) (b)	150,000	142,985
Morgan Stanley Capital I Trust Series 2006-IQ12, Class AJ, 5.399% 12/15/43	60,769	48,189
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	13,624	13,757
Shops at Crystals Trust, Series 2016-CSTL, Class A 3.126% 7/05/36 (a)	320,000	303,262
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.133% FRN 11/11/34 (a) (b)	285,642	282,491
UBS Commercial Mortgage Trust Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	167,218
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	561,379
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, 4.104% VRN 9/14/22 (a) (b)	247,151	242,820
Wells Fargo Commercial Mortgage Trust Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	184,607
Series 2013-LC12, Class B, 4.287% VRN 7/15/46 (b)	140,000	141,522
WFRBS Commercial Mortgage Trust Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	190,150
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (b)	190,000	189,111

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (b)	$190,000	$178,751

		21,348,449

Home Equity ABS — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 3.466% FRN 11/25/33	1,249,236	1,162,874
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270% 2.776% FRN 3/25/36	493,717	335,864
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2, 5.825% STEP 2/26/36 (a)	1,432,975	1,407,869

		2,906,607

Manufactured Housing ABS — 0.3%
Conseco Finance Corp., Series 1996-4, Class M1, 7.750% VRN 6/15/27 (b)	1,499,395	1,514,423
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, ARS 5.777% FRN 2/20/32	150,000	148,308

		1,662,731

Other ABS — 1.2%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020% 3.526% FRN 8/25/34	645,369	630,166
Community Funding CLO Ltd., Series 2015-1A, Class A, (Acquired 9/30/15, Cost $690,000), 5.750% STEP 11/01/27 (a) (e) (f)	679,398	690,485
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390% 2.896% FRN 11/25/35	2,400,000	2,215,252
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 4.206% VRN 4/22/35 (a) (b)	1,106,659	1,112,937
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2, 5.717% STEP 4/25/35	1,642,149	1,138,286
SBA Small Business Investment Cos., Series 2018-10B, Class 1 3.548% 9/11/28	460,000	464,203
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000% 3.506% FRN 9/25/34	1,292,532	1,259,270

	Principal Amount	Value
Upstart Securitization Trust, Series 2017-1, Class A 2.639% 6/20/24 (a)	$84,758	$84,687

		7,595,286

Student Loans ABS — 0.6%
Navient Student Loan Trust, Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 3.556% FRN 12/27/66 (a)	1,816,370	1,829,940
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 3.098% FRN 12/15/38	1,210,000	1,159,345
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 3.500% 10/28/29 (a)	50,749	50,318
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 3.988% FRN 12/15/33 (a)	541,434	548,184

		3,587,787

WL Collateral CMO — 4.4%
BCAP LLC Trust Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150% 2.465% FRN 5/28/36 (a)	1,254,247	1,231,915
Series 2011-RR5, Class 4A2, 1 mo. USD LIBOR + .160% 2.475% FRN 11/26/36 (a)	2,000,000	1,151,579
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650% 5.144% FRN 11/25/35	926,985	192,294
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350% 2.856% FRN 5/25/37	2,338,887	1,218,343
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	42,029	42,112
Credit Suisse Mortgage Trust Series 2015-2R, Class 3A2, 2.525% VRN 4/27/36 (a) (b)	1,290,000	1,038,930
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 2.625% FRN 10/27/36 (a)	880,000	503,901
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (a) (b)	4,878,379	4,780,786
Series 2015-2R, Class 7A2, 3.742% VRN 8/27/36 (a) (b)	2,450,501	2,210,415
Flagstar Mortgage Trust, Series 2018-2, Class A4, 3.500% VRN 4/25/48 (a) (b)	2,031,103	1,989,899

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610% 2.925% FRN 11/26/37 (a)	$1,220,000	$1,003,578
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.197% VRN 10/25/35 (b)	91,031	76,079
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, 4.597% VRN 2/25/36 (b)	53,635	36,594
JP Morgan Mortgage Trust Series 2018-3, Class A1, 3.500% VRN 9/25/48 (a) (b)	2,574,429	2,523,413
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (a) (b)	990,936	971,283
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (a) (b)	3,406,973	3,339,471
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770% 2.823% FRN 4/26/47 (a)	300,000	288,741
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (a) (b)	734,134	743,287
Prime Mortgage Trust Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (a)	28,710	27,504
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (a)	802,018	663,720
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500% 3.815% FRN 12/26/37 (a)	2,023,571	1,768,346
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, 4.104% VRN 8/25/36 (b)	328,364	278,165
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150% 4.307% FRN 3/25/46	328,698	335,118
Towd Point Mortgage Funding Vintage PLC, Series 2016-V1A, Class A1, 3 mo. GBP LIBOR + 1.200% 2.089% FRN 2/20/54 GBP (a) (g)	329,885	420,255
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000% 3.157% FRN 2/25/46	1,053,468	972,674

		27,808,402

	Principal Amount	Value
WL Collateral PAC — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600% 18.575% FRN 7/25/36	$70,023	$97,080

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $66,123,845)		66,494,899

SOVEREIGN DEBT OBLIGATIONS — 6.1%
Abu Dhabi Government International Bond 2.500% 10/11/22 (a)	870,000	844,109
Argentina POM Politica Monetaria, 59.257% FRN 6/21/20 ARS (b) (g)	1,030,000	29,641
Argentine Bonos del Tesoro 18.200% 10/03/21 ARS (g)	12,970,000	263,814
Argentine Republic Government International Bond 5.625% 1/26/22	770,000	649,687
6.875% 4/22/21	220,000	198,772
6.875% 1/11/48	1,540,000	1,072,225
7.125% 7/06/36	220,000	157,575
7.500% 4/22/26	610,000	488,762
Brazil Government International Bond 4.625% 1/13/28 (d)	420,000	403,834
5.625% 1/07/41	2,350,000	2,256,000
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/21 BRL (g)	6,558,000	1,687,967
10.000% 1/01/23 BRL (g)	13,781,000	3,551,765
10.000% 1/01/27 BRL (g)	963,000	247,915
Brazilian Government International Bond 5.000% 1/27/45	510,000	445,490
Colombia Government International Bond 5.625% 2/26/44	520,000	536,120
Ecuador Government International Bond 7.875% 1/23/28 (a)	330,000	268,125
Egypt Government International Bond 5.577% 2/21/23 (a)	370,000	350,634
Indonesia Government International Bond 3.500% 1/11/28	400,000	370,222
3.750% 4/25/22 (a)	1,030,000	1,019,625
4.350% 1/11/48 (d)	450,000	410,230
5.125% 1/15/45 (a)	200,000	196,632
5.125% 1/15/45 (h)	1,360,000	1,337,095

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kenya Government International Bond 6.875% 6/24/24 (h)	$200,000	$187,750
7.250% 2/28/28 (a)	200,000	178,568
Kuwait International Government Bond 3.500% 3/20/27 (a)	530,000	527,002
Mexican Bonos 6.500% 6/09/22 MXN (g)	92,558,000	4,420,158
7.750% 11/13/42 MXN (g)	34,785,600	1,562,964
8.000% 11/07/47 MXN (g)	101,820,000	4,679,417
8.500% 11/18/38 MXN (g)	30,070,000	1,472,733
Mexico Government International Bond 4.750% 3/08/44	1,220,000	1,108,980
Nigeria Government International Bond 6.500% 11/28/27 (a)	200,000	176,548
7.143% 2/23/30 (a)	210,000	185,451
Peruvian Government International Bond 6.550% 3/14/37	750,000	946,875
Provincia de Buenos Aires 6.500% 2/15/23 (a)	170,000	136,850
7.875% 6/15/27 (a)	160,000	115,202
Republic of Poland Government International Bond 4.000% 1/22/24	910,000	930,934
Russian Federal Bond — OFZ 7.000% 1/25/23 RUB (g)	30,640,000	422,170
7.000% 8/16/23 RUB (g)	63,590,000	868,831
7.050% 1/19/28 RUB (g)	221,886,000	2,896,380
7.750% 9/16/26 RUB (g)	8,260,000	113,749
8.150% 2/03/27 RUB (g)	55,120,000	775,279

		38,492,080

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $44,753,312)		38,492,080

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 29.1%
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp. Series 3422, Class AI, 0.250% STEP 1/15/38	17,080	113
Series 4793, Class CB, 3.000% 5/15/48	1,209,022	1,187,147
Series 4793, Class CD, 3.000% 6/15/48	849,898	833,731
Series 4813, Class CJ, 3.000% 8/15/48	1,348,123	1,324,255

	Principal Amount	Value
Series 353, Class S1, 1 mo. LIBOR + 6.000% 3.545% FRN 12/15/46	$496,886	$91,989
Series 334, Class S7, 1 mo. LIBOR + 6.100% 3.645% FRN 8/15/44	240,455	42,402
Series 3621, Class SB, 1 mo. LIBOR + 6.230% 3.775% FRN 1/15/40	48,062	7,625
Series 4203, Class PS, 1 mo. LIBOR + 6.250% 3.795% FRN 9/15/42	256,299	32,846
Series 3973, Class SA, 1 mo. LIBOR + 6.490% 4.035% FRN 12/15/41	319,323	57,200
Series R007, Class ZA, 6.000% 5/15/36	131,894	146,772
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K007, Class X1, 1.034% VRN 4/25/20 (b)	323,131	3,276
Series K712, Class X1, 1.329% VRN 11/25/19 (b)	782,764	5,268
Series K015, Class X1, 1.574% VRN 7/25/21 (b)	356,529	11,628
Federal National Mortgage Association Series 2005-88, Class IP, 1.390% FRN 10/25/35 (b)	56,096	3,855
Series 2006-88, Class IP, 1.588% 4/25/36	74,604	4,108
Series 2006-118, Class IP1, 2.375% FRN 12/25/36 (b)	139,351	10,053
Series 2006-118, Class IP2, 2.375% FRN 12/25/36 (b)	109,058	7,277
Series 2006-59, Class IP, 2.395% FRN 7/25/36 (b)	127,777	10,204
Series 409, Class C2, 3.000% 4/25/27	158,109	11,736
Series 2013-124, Class SB, 1 mo. LIBOR + 5.950% 3.444% FRN 12/25/43	556,693	94,758
Series 409, Class C13, 3.500% 11/25/41	172,788	29,023
Series 2016-60, Class QS, 1 mo. LIBOR + 6.100% 3.594% FRN 9/25/46	388,615	53,619
Series 2016-61, Class BS, 1 mo. LIBOR + 6.100% 3.594% FRN 9/25/46	183,133	25,097
Series 2017-76, Class SB, 3.594% FRN 10/25/57 (b)	1,126,403	189,262
Series 2012-133, Class CS, 1 mo. LIBOR + 6.150% 3.644% FRN 12/25/42	176,978	30,192

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-134, Class SK, 1 mo. LIBOR + 6.150% 3.644% FRN 12/25/42	$342,969	$61,323
Series 2013-54, Class BS, 1 mo. LIBOR + 6.150% 3.644% FRN 6/25/43	450,588	80,669
Series 2017-85, Class SC, 3.694% FRN 11/25/47 (b)	316,295	47,157
Series 2012-35, Class SC, 1 mo. LIBOR + 6.500% 3.994% FRN 4/25/42	154,067	28,833
Series 409, Class C18, 4.000% 4/25/42	183,547	35,820
Series 2011-87, Class SG, 1 mo. LIBOR + 6.550% 4.044% FRN 4/25/40	282,508	32,652
Series 2011-96, Class SA, 1 mo. LIBOR + 6.550% 4.044% FRN 10/25/41	303,909	42,865
Series 2012-74, Class SA, 1 mo. LIBOR + 6.650% 4.144% FRN 3/25/42	81,979	11,102
Series 409, Class C22, 4.500% 11/25/39	104,589	19,892
Series 2011-59, Class NZ, 5.500% 7/25/41	589,021	641,961
Series 2013-9, Class CB, 5.500% 4/25/42	507,182	549,516
Series 2012-46, Class BA, 6.000% 5/25/42	132,698	148,250
Series 2012-28, Class B, 6.500% 6/25/39	32,496	34,601
Series 2013-9, Class BC, 6.500% 7/25/42	146,641	165,755
Series 2012-51, Class B, 7.000% 5/25/42	109,455	123,998
Federal National Mortgage Association ACES (b) Series 2014-M4, Class X2 0.232% 3/25/24	4,894,296	56,807
Government National Mortgage Association Series 2012-144, Class IO, 0.414% VRN 1/16/53 (b)	6,401,341	185,103
Series 2012-135, Class IO, 0.579% VRN 1/16/53 (b)	5,522,274	166,227
Series 2014-22, Class IA, 0.658% FRN 11/20/42 (b)	48,355	1,924
Series 2014-186, Class IO, 0.757% VRN 8/16/54 (b)	2,687,928	122,550
Series 2017-H18, Class BI, 1.577% VRN 9/20/67 (b)	5,010,466	464,947
Series 2012-H27, Class AI, 1.740% VRN 10/20/62 (b)	886,728	48,221

	Principal Amount	Value
Series 2017-H20, Class IB, 1.999% VRN 10/20/67 (b)	$99,278	$11,397
Series 2018-H07, Class FD, 2.614% FRN 5/20/68 (b)	570,015	568,932
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 2.714% FRN 12/20/60	173,951	174,108
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 2.744% FRN 10/20/64	1,582,044	1,573,185
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 2.794% FRN 3/20/61	166,732	167,199
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 2.814% FRN 3/20/61	116,349	116,709
Series 2018-98, Class A, 3.000% 10/16/50	39,708	39,060
Series 2018-129, Class AG, 3.100% 5/16/59	219,323	216,795
Series 2014-117, Class SJ, 1 mo. LIBOR + 5.600% 3.130% FRN 8/20/44	173,530	22,370
Series 2018-118, Class AC, 3.200% 5/16/49	99,581	99,242
Series 2018-99, Class A, 3.200% 1/16/52	288,291	286,910
Series 2018-123, Class AH, 3.250% 9/16/52	29,907	29,723
Series 2012-66, Class CI, 3.500% 2/20/38	141,105	10,180
Series 2013-53, Class OI, 3.500% 4/20/43	1,038,609	159,079
Series 2016-135, Class SB, 1 mo. LIBOR + 6.100% 3.645% FRN 10/16/46	166,579	36,135
Series 2016-21, Class ST, 1 mo. LIBOR + 6.150% 3.680% FRN 2/20/46	131,576	23,949
Series 2014-176, Class IA, 4.000% 11/20/44	116,127	21,288
Series 2015-167, Class OI, 4.000% 4/16/45	123,357	27,712
Series 2010-31, Class GS, 1 mo. LIBOR + 6.500% 4.030% FRN 3/20/39	11,631	464
Series 2010-85, Class HS, 1 mo. LIBOR + 6.650% 4.180% FRN 1/20/40	53,074	5,034
Series 2016-84, Class IG, 4.500% 11/16/45	563,855	116,445

		10,989,525

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 26.4%
Federal Home Loan Mortgage Corp. Pool #C91981 3.000% 2/01/38	$283,621	$280,264
Pool #C91987 3.000% 4/01/38	189,540	187,238
Pool #G67701 3.000% 10/01/46	1,306,555	1,276,852
Pool #G61587 3.000% 4/01/47	1,067,902	1,042,289
Pool #G60985 3.000% 5/01/47	2,513,432	2,455,505
Pool #G08778 3.000% 9/01/47	196,992	192,206
Pool #G61637 3.000% 9/01/47	988,150	964,759
Pool #U90245 3.500% 10/01/42	114,741	115,329
Pool #U99045 3.500% 3/01/43	518,496	521,149
Pool #U99114 3.500% 2/01/44	63,093	63,416
Pool #U99124 3.500% 3/01/45	564,191	567,078
Pool #G14492 4.000% 10/01/25	274,768	281,218
Pool #U90316 4.000% 10/01/42	50,114	51,300
Pool #U91254 4.000% 4/01/43	118,446	121,249
Pool #U99054 4.000% 6/01/43	1,341,175	1,372,923
Pool #Q19135 4.000% 6/01/43	50,942	52,434
Pool #Q19236 4.000% 6/01/43	46,795	48,202
Pool #Q19615 4.000% 7/01/43	53,123	54,679
Pool #Q19985 4.000% 7/01/43	1,573,228	1,619,318
Pool #U95137 4.000% 8/01/43	61,595	63,053
Pool #C09071 4.000% 2/01/45	736,212	751,569
Pool #Q40459 4.000% 3/01/46	1,375,492	1,405,903
Pool #G08771 4.000% 7/01/47	1,181,322	1,205,963
Pool #V83342 4.000% 8/01/47	354,323	362,766
Pool #Q55429 4.000% 4/01/48	95,350	97,249
Pool #Q55997 4.000% 5/01/48	673,284	686,697
Pool #Q57230 4.000% 7/01/48	1,941,375	1,979,595
Pool #G08836 4.000% 9/01/48	883,909	901,311
Pool #U99076 4.500% 12/01/43	432,803	450,605
Pool #U92272 4.500% 12/01/43	66,257	68,982
Pool #U99084 4.500% 2/01/44	391,400	407,499
Pool #U99091 4.500% 3/01/44	130,110	135,461
Pool #Q26207 4.500% 5/01/44	43,894	45,775
Pool #G08683 4.500% 12/01/45	48,478	50,305
Pool #Q47940 4.500% 2/01/47	729,014	755,355
Pool #V83157 4.500% 4/01/47	3,071,787	3,182,779
Pool #Q49177 4.500% 6/01/47	628,993	651,524
Pool #G06496 5.000% 6/01/41	81,100	85,931
Pool #Q55401 5.000% 4/01/48	774,056	810,974
Pool #Q56002 5.000% 5/01/48	339,452	355,642
Pool #Q57925 5.000% 8/01/48	586,469	614,440
Pool #Q58591 5.000% 9/01/48	388,281	406,800
Pool #G08838 5.000% 9/01/48	100,000	104,707
Pool #G08844 5.000% 10/01/48	195,959	205,183
Pool #Q59125 5.000% 10/01/48	197,195	206,600
Pool #Q59799 5.000% 11/01/48	298,935	313,193
Pool #G08859 5.000% 1/01/49	1,800,000	1,885,852
Pool #G06875 5.500% 12/01/38	10,714	11,488
Pool #G07509 6.500% 9/01/39	18,781	21,203
Pool #G06669 6.500% 9/01/39	22,645	25,553
Pool #G07335 7.000% 3/01/39	47,137	53,534

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool #3395 3.000% 7/01/47 (i)	$4,500,000	$4,388,203
Pool #4200 4.000% 6/01/48 (i)	2,900,000	2,955,395
5.000% 8/01/48 (i)	100,000	104,625
Federal National Mortgage Association Pool #AP9633 2.500% 10/01/42	109,433	104,089
Pool #AM8674 2.810% 4/01/25	50,000	49,239
Pool #BJ2544 3.000% 12/01/37	186,505	184,298
Pool #AQ7306 3.000% 1/01/43	56,213	55,143
Pool #AR1202 3.000% 1/01/43	58,778	57,660
Pool #BC0884 3.000% 5/01/46	443,064	432,974
Pool #AS7738 3.000% 8/01/46	719,965	703,119
Pool #AS8359 3.000% 11/01/46	907,659	886,421
Pool #BE0072 3.000% 11/01/46	1,473,961	1,439,933
Pool #MA2806 3.000% 11/01/46	2,624,320	2,562,915
Pool #BM4579 3.000% 4/01/47	2,383,627	2,327,109
Pool #BM1565 3.000% 4/01/47	1,418,472	1,386,168
Pool #MA3237 3.000% 1/01/48	99,991	97,589
Pool #AN8048 3.080% 1/01/28	210,000	205,752
Pool #MA1177 3.500% 9/01/42	53,162	53,496
Pool #MA1213 3.500% 10/01/42	326,041	328,091
Pool #AS6328 3.500% 12/01/45	1,447,598	1,451,274
Pool #AS6340 3.500% 12/01/45	226,749	227,395
Pool #AS6541 3.500% 1/01/46	223,659	224,506
Pool #AS6562 3.500% 1/01/46	223,667	224,304
Pool #BH4101 3.500% 10/01/47	462,938	462,957
Pool #CA0907 3.500% 12/01/47	94,599	94,720
Pool #CA1526 3.500% 4/01/48	866,139	867,255
Pool #BF0145 3.500% 3/01/57	2,750,103	2,742,476
Pool #AK8441 4.000% 4/01/42	50,334	51,787
Pool #AO2711 4.000% 5/01/42	48,510	49,910
Pool #AO6086 4.000% 6/01/42	38,951	40,075
Pool #AP0692 4.000% 7/01/42	32,967	33,918
Pool #AP5333 4.000% 7/01/42	162,879	167,632
Pool #AP2530 4.000% 8/01/42	34,930	35,939
Pool #AP2958 4.000% 8/01/42	31,400	32,307
Pool #AP4903 4.000% 9/01/42	50,658	52,120
Pool #AP7399 4.000% 9/01/42	91,049	93,649
Pool #MA1217 4.000% 10/01/42	259,696	266,138
Pool #AP9229 4.000% 10/01/42	33,175	34,122
Pool #AP9766 4.000% 10/01/42	209,838	215,043
Pool #AQ3599 4.000% 11/01/42	34,062	35,045
Pool #MA1253 4.000% 11/01/42	153,680	157,492
Pool #AQ7003 4.000% 12/01/42	71,512	73,554
Pool #AQ4555 4.000% 12/01/42	77,951	80,225
Pool #AQ7082 4.000% 1/01/43	108,301	111,394
Pool #AL3508 4.000% 4/01/43	54,441	56,047
Pool #AQ4078 4.000% 6/01/43	50,912	52,414
Pool #AQ4080 4.000% 6/01/43	46,599	47,915
Pool #AT8394 4.000% 6/01/43	52,029	53,563
Pool #AB9683 4.000% 6/01/43	93,093	95,649
Pool #AT9637 4.000% 7/01/43	166,160	170,852

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AT9653 4.000% 7/01/43	$110,860	$114,129
Pool #AT9657 4.000% 7/01/43	90,555	93,042
Pool #AS0070 4.000% 8/01/43	56,142	57,535
Pool #MA1547 4.000% 8/01/43	62,568	64,120
Pool #AS4347 4.000% 1/01/45	112,297	115,363
Pool #AS9453 4.000% 4/01/47	1,256,110	1,286,679
Pool #AS9588 4.000% 5/01/47	351,079	359,513
Pool #BH2623 4.000% 8/01/47	3,682,112	3,759,638
Pool #BJ9930 4.000% 4/01/48	3,489,683	3,559,886
Pool #BF0104 4.000% 2/01/56	160,697	164,482
Pool #BF0183 4.000% 1/01/57	84,500	86,517
Pool #BF0191 4.000% 6/01/57	178,248	182,112
Pool #MA0706 4.500% 4/01/31	31,898	33,174
Pool #MA0734 4.500% 5/01/31	103,218	107,347
Pool #MA0776 4.500% 6/01/31	34,291	35,663
Pool #MA0913 4.500% 11/01/31	25,315	26,328
Pool #MA0939 4.500% 12/01/31	29,066	30,228
Pool #993117 4.500% 1/01/39	7,002	7,326
Pool #AA0856 4.500% 1/01/39	13,108	13,714
Pool #AA3495 4.500% 2/01/39	16,123	16,869
Pool #935520 4.500% 8/01/39	34,841	36,453
Pool #AD5481 4.500% 5/01/40	650,028	680,091
Pool #AD6914 4.500% 6/01/40	72,938	76,311
Pool #AD8685 4.500% 8/01/40	178,324	186,627
Pool #MA1591 4.500% 9/01/43	116,456	121,297
Pool #MA1629 4.500% 10/01/43	118,847	123,787
Pool #AL4341 4.500% 10/01/43	10,015	10,444
Pool #AU6423 4.500% 10/01/43	237,591	247,763
Pool #MA1664 4.500% 11/01/43	63,256	65,885
Pool #MA1711 4.500% 12/01/43	117,271	122,146
Pool #AL4741 4.500% 1/01/44	56,067	58,397
Pool #AW0318 4.500% 2/01/44	318,072	331,690
Pool #AL5562 4.500% 4/01/44	26,582	27,720
Pool #AL5540 4.500% 7/01/44	102,619	107,381
Pool #890604 4.500% 10/01/44	529,732	553,984
Pool #AS4271 4.500% 1/01/45	58,128	61,043
Pool #AS8577 4.500% 12/01/46	1,575,359	1,632,958
Pool #AS9615 4.500% 5/01/47	788,864	817,460
Pool #BF0148 4.500% 4/01/56	3,595,069	3,764,711
Pool #BF0222 4.500% 9/01/57	932,453	971,208
Pool #915154 5.000% 4/01/37	65,995	70,043
Pool #974965 5.000% 4/01/38	197,857	210,069
Pool #983077 5.000% 5/01/38	56,943	60,457
Pool #310088 5.000% 6/01/38	53,683	56,996
Pool #AE2266 5.000% 3/01/40	99,926	106,062
Pool #BM3904 5.000% 5/01/48	260,373	273,188
Pool #MA3501 5.000% 10/01/48	1,077,543	1,129,905
Pool #CA2652 5.000% 11/01/48	1,572,500	1,650,388
Pool #937948 5.500% 6/01/37	8,754	9,422
Pool #995072 5.500% 8/01/38	25,889	27,854
Pool #BF0141 5.500% 9/01/56	827,653	887,431
Pool #481473 6.000% 2/01/29	45	48
Pool #867557 6.000% 2/01/36	2,320	2,533

	Principal Amount	Value
Pool #AE0469 6.000% 12/01/39	$196,017	$218,265
Pool #AL4324 6.500% 5/01/40	128,504	144,954
Pool #AE0758 7.000% 2/01/39	71,560	81,126
Federal National Mortgage Association Balloon Pool 3.570% 1/01/29	500,000	500,312
3.820% 1/01/29	490,000	501,255
3.830% 1/01/29	1,500,000	1,531,875
Federal National Mortgage Association TBA Pool #3348 2.500% 5/01/32 (i)	900,000	879,539
Pool #1312 3.000% 3/01/33 (i)	4,000,000	3,992,500
Pool #4241 3.000% 5/01/47 (i)	2,250,000	2,194,805
Pool #1438 3.500% 4/01/33 (i)	7,100,000	7,187,641
Pool #1963 3.500% 2/01/48 (i)	12,300,000	12,294,234
Pool #9174 4.000% 5/01/48 (i)	4,450,000	4,535,871
Pool #18718 4.500% 6/01/48 (i)	8,400,000	8,695,312
Pool #29800 5.000% 7/01/48 (i)	200,000	209,438
Government National Mortgage Association Pool #MA1995 3.500% 6/20/44	179,953	182,301
Pool #784571 3.500% 6/15/48	477,944	483,807
Pool #MA5265 4.500% 6/20/48	2,836,537	2,936,702
Pool #MA5597 5.000% 11/20/48	359,350	374,384
Pool #MA5712 5.000% 1/20/49	100,000	104,215
Government National Mortgage Association I Pool #487588 6.000% 4/15/29	2,261	2,464
Pool #595077 6.000% 10/15/32	443	492
Pool #596620 6.000% 10/15/32	397	441
Pool #604706 6.000% 10/15/33	55,870	62,308
Pool #636251 6.000% 3/15/35	5,491	6,162
Pool #782034 6.000% 1/15/36	63,064	70,568
Pool #658029 6.000% 7/15/36	27,221	30,524
Government National Mortgage Association II Pool #MA4718 3.000% 9/20/47	91,875	90,551
Pool #MA4836 3.000% 11/20/47	652,034	642,432
Pool #MA5018 3.000% 2/20/48	7,089,411	6,985,008
Pool #BC4732 3.500% 10/20/47	658,993	663,163
Pool #BD0384 3.500% 10/20/47	461,702	464,624
Pool #MA4837 3.500% 11/20/47	92,887	93,605
Pool #MA4653 4.000% 8/20/47	2,059,066	2,111,829
Pool #783298 4.500% 4/20/41	245,149	257,176
Pool #783368 4.500% 7/20/41	33,491	35,053
Pool #MA5193 4.500% 5/20/48	969,906	1,004,914
Pool #BJ1835 4.500% 9/20/48	199,140	206,188
Pool #BJ1853 4.500% 9/20/48	295,707	306,172
Pool #4747 5.000% 7/20/40	146,282	154,899
Pool #MA5400 5.000% 8/20/48	989,312	1,030,701
Government National Mortgage Association II TBA Pool #207 3.500% 12/01/47 (i)	700,000	704,758

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #872 4.500% 7/01/48 (i)	$12,860,000	$13,300,054
Pool #1558 5.000% 6/01/47 (i)	10,600,000	11,025,656
5.000% 6/01/47 (i)	400,000	415,672

		167,504,162

Whole Loans — 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2017-DNA1, Class M2, 1 mo. USD LIBOR + 3.250% 5.756% FRN 7/25/29	3,130,000	3,290,544
Series 2015-HQ1, Class M3, 1 mo. USD LIBOR + 3.800% 6.306% FRN 3/25/25	1,170,000	1,232,401
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 7.456% FRN 7/25/29	1,450,000	1,590,538

		6,113,483

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $185,697,281)		184,607,170

U.S. TREASURY OBLIGATIONS — 28.8%
U.S. Treasury Bonds & Notes — 28.8%
U.S. Treasury Bond 2.500% 2/15/45	3,530,000	3,196,856
2.750% 11/15/47	6,050,000	5,726,388
2.875% 8/15/45	8,260,000	8,041,885
3.000% 5/15/47	3,040,000	3,027,254
3.000% 2/15/48	2,490,000	2,476,966
3.000% 8/15/48	4,370,000	4,349,971
3.125% 5/15/48	9,430,000	9,609,268
3.375% 5/15/44	6,000,000	6,385,156
3.375% 11/15/48	8,270,000	8,843,516
3.750% 11/15/43	28,630,000	32,328,043
U.S. Treasury Inflation Index 0.625% 4/15/23	7,798,110	7,668,548
0.625% 2/15/43	1,341,829	1,175,883
0.750% 2/15/42	805,745	731,004
1.375% 2/15/44	434,004	448,041
2.125% 2/15/40	397,780	467,484
U.S. Treasury Note 1.500% 2/28/19	23,300,000	23,263,745
1.625% 7/31/19	270,000	268,559
1.875% 8/31/22	9,490,000	9,286,484
2.000% 6/30/24 (j)	16,250,000	15,802,703
2.000% 2/15/25	15,730,000	15,216,727
2.250% 11/15/25	2,500,000	2,445,052
2.250% 2/15/27	4,110,000	3,991,356
2.750% 2/15/28	8,000	8,041

	Principal Amount	Value
2.875% 10/15/21	$40,000	$40,423
2.875% 9/30/23	14,240,000	14,471,957
2.875% 5/31/25	290,000	294,996
2.875% 5/15/28	1,000	1,015
2.875% 8/15/28	590,000	599,088
3.125% 11/15/28	2,220,000	2,302,845

		182,469,254

TOTAL U.S. TREASURY OBLIGATIONS (Cost $181,236,866)		182,469,254

TOTAL BONDS & NOTES (Cost $666,983,966)		654,632,422

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $472,955)		234,898

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (k)	1,625,518	1,625,518

TOTAL MUTUAL FUNDS (Cost $1,625,518)		1,625,518

TOTAL LONG-TERM INVESTMENTS (Cost $669,208,048)		656,615,738

SHORT-TERM INVESTMENTS — 8.2%
Commercial Paper — 3.5%
Banco Santander SA 2.625% 2/01/19	5,130,000	5,118,321
JP Morgan Mortgage Trust 2.554% 2/01/19	5,280,000	5,267,859
Mizuho Bank Ltd. 2.538% 1/29/19 (a)	6,790,000	6,776,238
Sumitomo Mitsui Trust Holdings, Inc. 2.553% 1/30/19 (a)	5,020,000	5,009,374

		22,171,792

Discount Notes — 0.5%
Federal Home Loan Bank Discount Notes, 2.272%, 1/04/19	3,290,000	3,289,566

Repurchase Agreement — 4.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (l)	26,327,753	26,327,753

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligation — 0.0%
Argentina Treasury Bill, 0.000%, 2/28/19 ARS (g)	$3,000,000	$90,309

TOTAL SHORT-TERM INVESTMENTS (Cost $51,873,457)		51,879,420

TOTAL INVESTMENTS — 111.8% (Cost $721,081,505) (m)		708,495,158

Other Assets/(Liabilities) — (11.8)%		(74,535,737)

NET ASSETS — 100.0%		$633,959,421

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $91,021,154 or 14.36% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(c)	Security is perpetual and has no stated maturity date.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $1,591,952 or 0.25% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At December 31, 2018, these securities amounted to a value of $690,485 or 0.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, these securities amounted to a value of $1,524,845 or 0.24% of net assets.

(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)	A portion of this security is pledged/held as collateral for open swap agreements. (Note 2).
(k)	Represents investment of security lending collateral. (Note 2).
(l)

Maturity value of $26,329,581. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $26,858,988.

(m)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs & Co.	11,138,799	USD	11,138,799	11/04/19	USD Call Eur Put, Strike 1.14	$209,910	$185,449	$(24,461)

Put
	585	USD	585,000	1/25/19	U.S. Treasury Bond Future, Strike 140.00	$243,653	$36,563	$(207,090)
	716	USD	716,000	2/22/19	U.S. Treasury Note 5 Year Future, Strike 107.50	6,833	5,594	(1,239)

						250,486	42,157	(208,329)

						$460,396	$227,606	$(232,790)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

(#)	Purchased Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs & Co.	6,270,000	USD	6,270,000	2/20/19	Receive	CDX.NA.IG.31, 5 Year Swaption, Underlying swap terminates 12/20/23, Exercise Rate 0.80%	$12,559	$7,292	$(5,267)

Written Options contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	172	USD	172,000	1/25/19	U.S. Treasury Bond Future, Strike 142.00	$106,718	$714,875	$(608,157)
	141	USD	141,000	1/25/19	U.S. Treasury Bond Future, Strike 145.00	87,147	242,344	(155,197)
	359	USD	359,000	2/22/19	U.S. Treasury Note 10 Year Future, Strike 122.50	61,082	201,937	(140,855)

						254,947	1,159,156	(904,209)

Put
	172	USD	172,000	1/25/19	U.S. Treasury Bond Future, Strike 135.00	$80,592	$2,687	$77,905
	28	USD	28,000	1/25/19	U.S. Treasury Bond Future, Strike 143.00	12,202	7,000	5,202
	222	USD	222,000	2/22/19	U.S. Treasury Bond Future, Strike 140.00	149,491	45,094	104,397
Goldman Sachs & Co.	2,974,000	USD	2,974,000	1/30/19	USD Put MXN Call, Strike 19.50	37,056	27,504	9,552

						279,341	82,285	197,056

						$534,288	$1,241,441	$(707,153)

Written Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put
Goldman Sachs & Co.	6,270,000	USD 6,270,000	2/20/19	Pay	CDX.NA.IG.31, 5 Year Swaption, Underlying swap terminates 12/20/23, Exercise Rate 1.00%	$12,697	$13,408	$(711)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
BRL	34,048,900	Barclays Bank PLC	1/18/19	$9,024,001	$(247,887)
CNH	22,247	Barclays Bank PLC	1/18/19	3,190	49
IDR	51,697,640,000	Barclays Bank PLC	1/18/19	3,394,907	194,793
INR	250,530,000	Barclays Bank PLC	1/18/19	3,361,330	221,130
MXN	12,500,000	Barclays Bank PLC	1/18/19	621,966	12,746

				16,405,394	180,831

ARS	32,230,000	Citibank N.A.	3/26/19	711,790	59,201
CAD	16,168,430	Citibank N.A.	1/18/19	12,474,197	(625,972)
EUR	4,606,843	Citibank N.A.	1/18/19	5,270,537	14,325
GBP	548,024	Citibank N.A.	1/18/19	727,541	(28,511)
IDR	39,619,815,000	Citibank N.A.	1/18/19	2,698,530	52,529
JPY	750,153,343	Citibank N.A.	1/18/19	6,743,303	106,887
MXN	162,539,460	Citibank N.A.	1/18/19	8,521,296	(268,039)
RUB	129,520,729	Citibank N.A.	1/18/19	1,961,722	(105,105)
ZAR	16,890,000	Citibank N.A.	1/18/19	1,128,068	43,822

				40,236,984	(750,863)

				$56,642,378	$(570,032)

Contracts to Deliver
MXN	5,000,000	Barclays Bank PLC	1/18/19	$246,709	$(7,176)
PHP	257,796,000	Barclays Bank PLC	1/18/19	4,696,080	(199,382)

				4,942,789	(206,558)

AUD	3,575,187	Citibank N.A.	1/18/19	2,546,230	27,254
BRL	1,305,000	Citibank N.A.	1/18/19	347,019	10,655
CNY	29,115,495	Citibank N.A.	1/18/19	4,173,666	(67,212)
EUR	11,005,385	Citibank N.A.	1/18/19	12,814,454	189,334
JPY	2,548,834	Citibank N.A.	1/18/19	22,817	(458)
KRW	4,556,477,480	Citibank N.A.	1/18/19	4,038,177	(47,171)
MXN	7,000,000	Citibank N.A.	1/18/19	344,718	(10,720)

				24,287,081	101,682

				$29,229,870	$(104,876)

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro Bund Future, Strike 172	2/22/19	350	$12,511	$(481)
Euro-BTP	3/07/19	65	8,888,677	630,555
U.S. Treasury Long Bond	3/20/19	256	36,736,315	639,685

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long (Continued)
U.S. Treasury Ultra Bond	3/20/19	62	$9,755,921	$204,767
U.S. Treasury Note 2 Year	3/29/19	515	108,595,188	745,750
U.S. Treasury Note 5 Year	3/29/19	1,339	151,797,481	1,769,082
90 Day Eurodollar	12/16/19	807	195,659,072	744,553
90 Day Eurodollar	6/15/20	351	85,396,482	164,156

				$4,898,067

Short
Euro-Bund	3/07/19	421	$(77,782,521)	$(1,102,733)
Euro-Buxl 30 Year Bond	3/07/19	4	(816,226)	(11,555)
Japanese Government Bond 10 Year	3/13/19	6	(8,310,890)	(36,174)
Euro FX	3/18/19	5	(715,018)	(5,138)
U.S. Treasury Note 10 Year	3/20/19	1,006	(119,814,670)	(2,933,049)
U.S. Treasury Ultra 10 Year	3/20/19	78	(9,819,545)	(326,549)

				$(4,415,198)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	1,750,000	12/20/22	Quarterly	(5.00%)	CDX.NA.HY.29†	$59,907	$(117,639)	$(57,732)
	USD	2,720,000	12/20/23	Quarterly	(5.00%)	CDX.NA.HY.31†	143,625	(197,842)	(54,217)

							203,532	(315,481)	(111,949)

Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	73,220,000	12/20/23	Quarterly	1.000%	CDX.NA.IG.31† (Ratings: BBB+)*	$(525,005)	$931,450	$406,445

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	600,800	8/23/47	Annually/ Semi-Annually	Fixed 1.498%	6-Month EURIBOR	$(18,819)	$(643)	$(19,462)
	GBP	6,492,000	10/26/21	Semi-Annually/ Semi-Annually	Fixed 1.271%	6-Month GBP LIBOR	(3,929)	3,152	(777)
	GBP	31,704,000	10/30/21	Annually/ Annually	Fixed 1.385%	3-Month GBP LIBOR	(36,527)	(11,360)	(47,887)
	MXN	408,840,000	4/05/21	Monthly/ Monthly	28 Day-MXN-TIIE- Banxico	Fixed 7.351%	(539,668)	(3,187)	(542,855)
	MXN	280,100,000	4/06/22	Monthly/ Monthly	28 Day-MXN-TIIE- Banxico	Fixed 7.330%	(506,011)	(6,769)	(512,780)
	USD	60,681,000	12/18/21	Quarterly/ Semi-Annually	3-Month USD LIBOR	Fixed 3.230%	708,940	97,629	806,569

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps (Continued)
Centrally Cleared Swaps (Continued)
	USD	36,003,000	8/31/22	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.850%	$419,518	$(67,543)	$351,975
	USD	68,633,000	3/20/24	Quarterly/Quarterly	3-Month USD LIBOR	Fed Funds	157,798	2,175	159,973
	USD	13,385,000	12/18/29	Semi-Annually/ Quarterly	Fixed 3.300%	3-Month USD LIBOR	(550,228)	(69,007)	(619,235)

	USD	11,528,000	2/15/36	Quarterly/ Semi-Annually	3-Month USD LIBOR	Fixed 3.000%	223,356	6,685	230,041

	USD	8,742,000	2/15/44	Semi-Annually/ Quarterly	Fixed 3.330%	3-Month USD LIBOR	(739,410)	(359)	(739,769)

	USD	8,584,000	5/15/44	Semi-Annually/ Quarterly	Fixed 3.000	3-Month USD LIBOR	(206,407)	6,692	(199,715)

							$(1,091,387)	$(42,535)	$(1,133,922)

OTC Swaps

Citibank N.A.	BRL	4,482,000	1/02/20	Maturity/Maturity	BRL CDI	Fixed 8.410%	$24,418	$4,369	$28,787

Citibank N.A.	BRL	8,600,000	1/02/20	Maturity/Maturity	BRL CDI	Fixed 8.410%	53,295	1,942	55,237

Citibank N.A.	BRL	9,600,000	1/02/20	Maturity/Maturity	BRL CDI	Fixed 8.410%	56,560	5,100	61,660

Citibank N.A.	BRL	14,700,000	1/02/20	Maturity/Maturity	BRL CDI	Fixed 8.410%	81,868	12,549	94,417

Citibank N.A.	BRL	42,358,000	1/02/20	Maturity/Maturity	BRL CDI	Fixed 8.410%	272,062	-	272,062

							$488,203	$23,960	$512,163

Collateral for swap agreements held by Goldman Sachs & Co. amounted to $1,962,178 in cash and $3,704,920 in securities at December 31, 2018.

*

Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 59.2%

COMMON STOCK — 57.8%
Australia — 0.1%
The AGL Energy Ltd.	4,763	$68,919
BHP Group Ltd.	607	14,645
Coles Group Ltd. (a)	700	5,788
Newcrest Mining Ltd.	18,231	280,871
Quintis Group (a) (b) (c)	578,796	309,833
Rio Tinto Ltd.	458	25,332
Stockland	7,822	19,406
Telstra Corp. Ltd.	617	1,239
Woolworths Ltd.	1,479	30,646

		756,679

Belgium — 0.2%
Anheuser-Busch InBev SA	18,741	1,240,322

Bermuda — 0.1%
China Resources Gas Group Ltd.	4,000	15,744
CK Infrastructure Holdings Ltd.	31,500	237,773
Hongkong Land Holdings Ltd.	6,300	39,715
Jardine Matheson Holdings Ltd.	5,000	348,140
Nine Dragons Paper Holdings Ltd.	4,000	3,669

		645,041

Brazil — 0.7%
Azul SA (a)	69,827	1,933,510
Banco do Brasil SA	2,935	35,319
Banco Santander Brasil SA	817	9,051
Hapvida Participacoes e Investimentos SA (d)	83,256	672,412
Notre Dame Intermedica Participacoes SA (a)	148,376	1,119,544
Petrobras Distribuidora SA	931	6,166
Suzano Papel e Celulose SA	802	7,888
TIM Participacoes SA	1,837	5,664

		3,789,554

Canada — 1.5%
Canadian Natural Resources Ltd.	403	9,724
Canadian Pacific Railway Ltd.	117	20,760
Enbridge, Inc.	77,563	2,409,498
Encana Corp.	93,366	539,656
Goldcorp, Inc. (e)	226	2,213
Husky Energy, Inc.	2,433	25,146
Imperial Oil Ltd.	1,037	26,274
Manulife Financial Corp.	3,876	54,994
Nutrien Ltd.	1,033	48,517
Rogers Communications, Inc. Class B	722	36,999
Suncor Energy, Inc.	71,495	1,996,854
Teck Resources Ltd.	1,341	28,869
TransCanada Corp. (e)	65,459	2,337,479
Wheaton Precious Metals Corp.	8,570	167,295

		7,704,278

	Number of Shares	Value
Cayman Islands — 1.0%
Agile Group Holdings Ltd.	18,000	$20,942
Alibaba Group Holding Ltd. Sponsored ADR (a)	8,555	1,172,634
Baidu, Inc. Sponsored ADR (a)	154	24,424
CK Asset Holdings Ltd.	1,000	7,272
Country Garden Holdings Co. Ltd.	11,000	13,251
Country Garden Services Holdings Co.Ltd. (a)	8,344	13,132
Meituan Dianping Class A (a)	20,849	117,271
Momo, Inc. Sponsored ADR (a)	211	5,011
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	398	21,814
Ping An Healthcare and Technology Co. Ltd. (a) (d)	140,700	497,091
Sands China Ltd.	800	3,464
SINA Corp. (a)	829	44,468
Tencent Holdings Ltd.	74,200	2,941,216
Tingyi Cayman Islands Holding Corp.	8,000	10,597
Want Want China Holdings Ltd.	257,000	178,784
WH Group Ltd. (d)	82,000	62,527
Wharf Real Estate Investment Co. Ltd.	26,000	154,551

		5,288,449

China — 0.4%
Agricultural Bank of China Ltd. Class H	34,000	14,814
Angang Steel Co. Ltd. Class H	22,000	15,047
Angel Yeast Co. Ltd.	62,200	228,399
Anhui Conch Cement Co. Ltd. Class H	5,000	23,992
BAIC Motor Corp. Ltd. Class H (d)	2,500	1,322
Bank of China Ltd. Class H	10,000	4,297
Beijing Capital International Airport Co. Ltd. Class H	244,000	259,492
China CITIC Bank Class H	40,000	24,225
China Communications Construction Co. Ltd. Class H	1,000	939
China Construction Bank Corp. Class H	17,000	13,938
China National Building Material Co. Ltd. Class H	12,000	8,129
China Petroleum & Chemical Corp. Class H	98,000	70,019
China Shenhua Energy Co. Ltd.	16,500	35,939
Dongfeng Motor Group Co. Ltd. Class H	8,000	7,208
Guangzhou Automobile Group Co. Ltd.	15,600	15,415
Industrial & Commercial Bank of China Ltd. Class H	104,000	73,808
Jiangsu Expressway Co. Ltd. Class H	4,000	5,556
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	14,900	205,343

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Kweichow Moutai Co. Ltd. Class A	8,600	$738,332
Luzhou Laojiao Co. Ltd. Class A	37,500	221,858
PetroChina Co. Ltd. Class H	8,000	4,946
Ping An Insurance Group Co. of China Ltd.	500	4,390
Sinopec Shanghai Petrochemical Co. Ltd. Class H	76,000	33,065
Tsingtao Brewery Co. Ltd. Class H	2,000	8,086
Wuliangye Yibin Co. Ltd. Class A	28,000	207,296
Yanzhou Coal Mining Co. Ltd. Class H	14,000	11,224
Zhejiang Expressway Co. Ltd. Class H	18,000	15,658
Zijin Mining Group Co. Ltd. Class H	24,000	9,071

		2,261,808

Czech Republic — 0.1%
CEZ AS	9,615	229,412

Denmark — 0.1%
Carlsberg A/S Class B	792	84,260
Danske Bank A/S	1,286	25,481
Novo Nordisk A/S Class B	7,983	366,960

		476,701

Finland — 0.0%
Nokia OYJ	8,516	49,205

France — 2.7%
AXA SA	44,898	967,355
Cie de Saint-Gobain	1,499	49,895
Cie Generale des Etablissements Michelin SCA	475	46,963
Danone SA	57,220	4,032,833
Dassault Aviation SA	617	854,362
Eiffage SA	4,454	372,625
Engie	3,123	44,634
EssilorLuxottica SA	11,860	1,497,588
Eutelsat Communications SA	11,002	217,574
Kering SA	211	98,751
L’Oreal SA	244	56,011
Publicis Groupe SA	858	49,104
Safran SA	18,053	2,168,889
Sanofi	3,873	334,701
Societe Generale SA	2,376	75,435
Sodexo SA	26,063	2,665,564
Total SA Sponsored ADR	810	42,266
Unibail Rodamco Westfield	4,769	736,661

		14,311,211

Germany — 1.3%
adidas AG	48	10,031
Allianz SE	486	97,524
Bayer AG	32,693	2,266,970
Evonik Industries AG	2,852	71,232
Fresenius SE & Co. KGaA	52,533	2,539,321

	Number of Shares	Value
Knorr-Bremse AG (a)	18,568	$1,673,221
Muenchener Rueckversicherungs AG Registered	87	18,986
SAP SE	501	49,905
Vonovia SE	2,924	132,708

		6,859,898

Hong Kong — 0.8%
Beijing Enterprises Holdings Ltd.	5,000	26,350
China Mobile Ltd.	6,000	57,823
China Resources Beer Holdings Company Ltd.	4,000	13,860
China Resources Cement Holdings Ltd.	48,000	42,667
CITIC Ltd.	29,000	45,238
CLP Holdings Ltd.	24,500	276,183
CNOOC Ltd.	45,000	68,943
Fosun International Ltd.	27,500	40,231
Galaxy Entertainment Group Ltd.	2,000	12,553
Hang Lung Properties Ltd.	139,000	264,944
HKT Trust & HKT Ltd.	118,000	169,896
I-CABLE Communications Ltd. (a)	22,228	333
Link REIT	25,500	256,800
Power Assets Holdings Ltd.	9,500	65,954
Sino Land Co. Ltd.	76,000	129,340
Sun Hung Kai Properties Ltd.	182,750	2,591,211
Swire Pacific Ltd. Class A	16,000	168,085

		4,230,411

India — 1.2%
Coal India Ltd.	60,039	207,027
HCL Technologies Ltd.	1,318	18,169
Hero MotoCorp Ltd.	4,302	190,122
Hindustan Petroleum Corp. Ltd.	10,272	37,278
Housing Development Finance Corp. Ltd.	61,374	1,727,920
Infosys Ltd.	2,161	20,435
JSW Steel Ltd.	1,828	8,051
Maruti Suzuki India Ltd.	5,948	633,174
Oil & Natural Gas Corp. Ltd.	61,220	131,211
Reliance Industries Ltd.	173,160	2,797,825
State Bank of India (a)	132,781	560,586
Tata Consultancy Services Ltd.	876	23,789

		6,355,587

Indonesia — 0.0%
Bank Central Asia Tbk PT	106,200	191,984

Ireland — 0.1%
Accenture PLC Class A	639	90,105
Allergan PLC	362	48,385
Eaton Corp. PLC	1,113	76,419
Medtronic PLC	2,052	186,650

		401,559

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 0.5%
Enel SpA	232,005	$1,338,453
Eni SpA	2,938	46,268
RAI Way SpA (d)	115,286	572,178
Snam SpA	98,539	431,326
Telecom Italia SpA (a)	312,036	172,862
Telecom Italia SpA (a)	524,075	291,258
UniCredit SpA	795	9,019

		2,861,364

Japan — 7.6%
Aeon Co. Ltd.	500	9,840
Ajinomoto Co., Inc.	111,200	1,972,750
Alfresa Holdings Corp.	6,000	155,228
Alpine Electronics, Inc. (a) (c)	4,500	56,904
Asahi Kasei Corp.	59,100	603,004
Astellas Pharma, Inc.	110,750	1,409,418
Canon Marketing Japan, Inc.	5,300	93,712
Daicel Corp.	21,100	216,831
Daikin Industries Ltd.	7,900	831,326
Daiwa House Industry Co. Ltd.	500	15,880
Denso Corp.	54,370	2,412,945
Dowa Holdings Co. Ltd.	3,100	92,524
East Japan Railway Co.	32,253	2,866,762
Eisai Co. Ltd.	600	46,719
Exedy Corp.	3,700	90,371
Fujitsu	300	18,807
GS Yuasa Corp.	7,200	146,323
Hino Motors Ltd.	9,800	92,028
Hitachi Chemical Co. Ltd.	7,700	115,001
Hitachi Ltd.	3,100	82,404
Hoya Corp.	27,420	1,675,973
Japan Airlines Co. Ltd.	82,300	2,914,991
Japan Aviation Electronics Industry Ltd.	10,300	118,171
JFE Holdings, Inc.	600	9,546
Kajima Corp.	1,000	13,405
Kamigumi Co. Ltd.	5,100	104,065
KDDI Corp.	8,100	193,024
Keyence Corp.	400	201,592
Kinden Corp.	21,000	337,803
Koito Manufacturing Co. Ltd.	30,900	1,576,290
Kuraray Co. Ltd.	7,900	110,832
Kyowa Hakko Kirin Co. Ltd.	1,000	18,791
Kyudenko Corp.	2,800	105,358
Mabuchi Motor Co. Ltd.	5,700	174,231
Maeda Road Construction Co. Ltd.	5,400	111,259
Medipal Holdings Corp.	7,000	151,422
Mitsubishi Electric Corp.	180,200	1,975,516
Mitsubishi Estate Co. Ltd.	10,000	156,710
Mitsubishi Heavy Industries Ltd.	1,100	39,512
Mitsubishi Tanabe Pharma Corp.	300	4,310
Mitsubishi UFJ Financial Group, Inc.	2,300	11,342

	Number of Shares	Value
Mitsui & Co. Ltd.	200	$3,100
Mitsui Fudosan Co. Ltd.	1,300	28,805
Murata Manufacturing Co. Ltd.	13,370	1,842,219
Nexon Co. Ltd. (a)	400	5,110
Nichias Corp.	6,000	103,653
Nippo Corp.	5,000	95,640
Nippon Telegraph & Telephone Corp.	3,940	160,421
Nippon Television Holdings, Inc.	12,800	187,462
Nitto Denko Corp.	40,600	2,027,081
NTT DOCOMO, Inc.	500	11,227
Okumura Corp.	6,246	180,940
Olympus Corp.	200	6,116
Ono Pharmaceutical Co. Ltd.	600	12,143
Oracle Corp.	500	31,635
Otsuka Holdings Co. Ltd.	300	12,242
Panasonic Corp.	3,600	32,302
Rohm Co. Ltd.	15,860	1,001,997
Seino Holdings Co. Ltd.	7,500	97,795
Seven & i Holdings Co. Ltd.	2,800	121,919
Shimamura Co. Ltd.	1,100	84,548
Shin-Etsu Chemical Co. Ltd.	24,988	1,925,096
Shionogi & Co. Ltd.	100	5,670
Shiseido Co. Ltd.	700	43,494
Sony Corp.	1,200	57,788
Stanley Electric Co. Ltd.	3,300	92,029
Subaru Corp.	107,430	2,293,386
Sumitomo Chemical Co. Ltd.	8,000	39,123
Suzuken Co. Ltd.	2,800	143,707
Suzuki Motor Corp.	52,037	2,633,098
Sysmex Corp.	400	19,299
Taisei Corp.	200	8,503
Toagosei Co. Ltd.	16,700	185,532
Toda Corp.	26,800	165,809
Tokyo Gas Co. Ltd.	75,097	1,899,170
Tokyo Steel Manufacturing Co. Ltd.	27,500	221,987
Toray Industries, Inc.	124,500	869,863
Toshiba Corp.	1,900	53,936
Toyota Industries Corp.	29,521	1,358,425
TV Asahi Holdings Corp.	9,300	165,859
Ube Industries Ltd.	43,760	881,919
Unicharm Corp.	800	25,846
Yamato Kogyo Co. Ltd.	4,000	93,225

		40,562,039

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	389	38,040

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	44,100	89,507

Mexico — 0.0%
America Movil SAB de C.V. Class L	31,912	22,718
Cemex SAB de CV (a)	21,128	10,213

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Banorte SAB de CV Class O	415	$2,026

		34,957

Netherlands — 1.1%
ABN AMRO Group NV CVA (d)	39,512	925,502
ASML Holding NV	58	9,049
Koninklijke Ahold Delhaize NV	1,274	32,140
Koninklijke Philips NV	123,481	4,351,848
NXP Semiconductor NV	724	53,055
Schlumberger Ltd.	12,546	452,660

		5,824,254

Norway — 0.0%
Equinor ASA	596	12,710

Panama — 0.0%
Carnival Corp.	123	6,064

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	295	8,531
Polskie Gornictwo Naftowe i Gazownictwo SA	3,353	6,196

		14,727

Portugal — 0.1%
Jeronimo Martins SGPS SA	9,885	117,032
NOS SGPS SA	73,864	447,061

		564,093

Republic of Korea — 0.7%
Coway Co. Ltd.	2,426	160,953
Doosan Bobcat, Inc.	16,556	466,147
E-MART, Inc.	140	22,833
Hana Financial Group, Inc.	1,206	39,136
Industrial Bank Of Korea (a)	1,938	24,401
KB Financial Group, Inc. (a)	468	19,535
KT&G Corp. (a)	16,917	1,538,992
LG Chem Ltd.	817	253,035
LG Electronics, Inc. (a)	53	2,980
Lotte Chemical Corp.	7	1,734
NCSoft Corp.	409	171,360
POSCO	1,124	246,041
S-Oil Corp.	1,810	157,927
Samsung Electro-Mechanics Co. Ltd.	15	1,402
Samsung Electronics Co. Ltd.	2,239	77,471
Samsung SDS Co. Ltd.	85	15,497
Shinhan Financial Group Co. Ltd. (a)	1,956	69,411
SK Innovation Co. Ltd.	18	2,887
SK Telecom Co. Ltd.	926	223,827
Woori Bank (a)	1,654	23,123

		3,518,692

Singapore — 0.6%
CapitaLand Ltd.	1,012,500	2,302,752
ComfortDelGro Corp. Ltd.	114,500	179,809
Genting Singapore Ltd.	68,200	48,822

	Number of Shares	Value
Singapore Telecommunications Ltd.	90,300	$193,692
United Overseas Bank Ltd.	9,200	164,899

		2,889,974

South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	1,549	14,532
Kumba Iron Ore Ltd.	78	1,534
MTN Group Ltd.	1,179	7,299
Naspers Ltd.	12	2,384
Old Mutual Ltd.	17,342	26,919

		52,668

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	13,980	73,745
Cellnex Telecom SA (d)	70,072	1,789,998

		1,863,743

Sweden — 0.0%
Sandvik AB	1,963	28,088
Telefonaktiebolaget LM Ericsson Class B	6,171	54,391

		82,479

Switzerland — 1.2%
Chubb Ltd.	10,369	1,339,467
Nestle SA	57,933	4,710,002
Roche Holding AG	276	68,248
Swiss Re Ltd.	449	41,255

		6,158,972

Taiwan — 0.9%
Cathay Financial Holding Co. Ltd.	154,000	234,377
Cheng Shin Rubber Industry Co. Ltd.	71,211	94,065
Chunghwa Telecom Co. Ltd.	353,000	1,296,440
Far EasTone Telecommunications Co. Ltd.	214,000	530,927
Formosa Chemicals & Fibre Corp.	47,000	159,239
Formosa Petrochemical Corp.	38,000	133,702
Formosa Plastics Corp.	54,000	176,001
Fubon Financial Holding Co. Ltd.	184,000	280,520
Globalwafers Co. Ltd.	1,000	8,939
Hon Hai Precision Industry Co. Ltd.	91,080	210,224
MediaTek, Inc.	2,000	14,749
Nan Ya Plastics Corp.	70,000	171,880
Nanya Technology Corp.	14,000	24,731
Taiwan Cooperative Financial Holding Co. Ltd.	60	34
Taiwan Mobile Co. Ltd.	171,000	592,023
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	333,927
Uni-President Enterprises Corp.	115,000	260,268
Yageo Corp.	1,000	10,212

		4,532,258

Thailand — 0.2%
Advanced Info Service PCL	46,900	248,472

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Intouch Holdings PCL	123,800	$181,556
PTT Global Chemical PCL	103,900	227,361
The Siam Cement PCL	1,900	25,442
The Siam Cement PCL NVDR	13,400	179,263
Thai Oil PCL	4,300	8,737
Thai Oil PCL	67,300	136,936

		1,007,767

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	644	872
Turk Hava Yollari AO (a)	6,078	18,475
Turkiye Is Bankasi AS	4,822	4,132

		23,479

United Kingdom — 3.2%
Anglo American PLC	1,081	23,897
Barclays PLC	18,677	35,827
Berkeley Group Holdings PLC	4,109	182,255
Experian PLC	658	15,993
GlaxoSmithKline PLC	4,554	86,433
GW Pharmaceuticals PLC ADR (a)	2,109	205,395
HSBC Holdings PLC	232,788	1,910,344
Kingfisher PLC	461,032	1,219,705
Liberty Global PLC Series A (a)	47,623	1,016,275
Liberty Global PLC Series C (a)	1,605	33,127
National Grid PLC	9,018	87,209
NMC Health PLC	57,723	2,017,800
Royal Dutch Shell PLC Class A	152,196	4,463,830
Royal Dutch Shell PLC Class A	1,295	38,009
Royal Dutch Shell PLC Class A Sponsored ADR	33,237	1,936,720
Royal Dutch Shell PLC Class B	1,835	54,604
SSE PLC	1,791	24,625
Vodafone Group PLC	1,920,047	3,730,898

		17,082,946

United States — 31.0%
Abbott Laboratories	1,955	141,405
AbbVie, Inc.	1,981	182,628
Adobe, Inc. (a)	565	127,826
The AES Corp.	2,532	36,613
Agilent Technologies, Inc.	475	32,044
Air Products & Chemicals, Inc.	22,838	3,655,222
Alliance Data Systems Corp.	132	19,811
Ally Financial, Inc.	1,010	22,887
Alphabet, Inc. Class A (a)	89	93,001
Alphabet, Inc. Class C (a)	7,642	7,914,132
Altria Group, Inc.	58,252	2,877,066
Amazon.com, Inc. (a) (f)	3,340	5,016,580
American Airlines Group, Inc.	773	24,821
American International Group, Inc.	182	7,173
American Tower Corp.	848	134,145
Ameriprise Financial, Inc.	866	90,384

	Number of Shares	Value
Amgen, Inc.	935	$182,016
Anadarko Petroleum Corp.	49,767	2,181,785
Anthem, Inc.	18,398	4,831,867
Apple, Inc.	48,796	7,697,081
AT&T, Inc.	16,030	457,496
Autodesk, Inc. (a)	160	20,578
Automatic Data Processing, Inc.	215	28,191
Bank of America Corp.	81,049	1,997,047
The Bank of New York Mellon Corp.	921	43,351
Baxter International, Inc.	2,048	134,799
Berkshire Hathaway, Inc. Class B (a)	1,634	333,630
Biogen, Inc. (a)	4,282	1,288,539
The Boeing Co.	557	179,633
Booking Holdings, Inc. (a)	32	55,117
Bristol-Myers Squibb Co.	1,886	98,034
C.H. Robinson Worldwide, Inc.	1,837	154,473
Capital One Financial Corp.	435	32,882
Caterpillar, Inc.	676	85,899
Celgene Corp. (a)	370	23,713
CenterPoint Energy, Inc.	1,026	28,964
The Charles Schwab Corp.	52,558	2,182,734
Charter Communications, Inc. Class A (a)	15,440	4,399,937
Chevron Corp.	1,064	115,753
Cigna Corp. (a)	228	43,311
Cisco Systems, Inc.	3,924	170,027
Citigroup, Inc.	30,094	1,566,694
Cloudera, Inc. (a)	90,709	1,003,242
Cognizant Technology Solutions Corp. Class A	1,027	65,194
Colgate-Palmolive Co.	53,403	3,178,547
Comcast Corp. Class A (f)	175,211	5,965,935
ConAgra Foods, Inc.	845	18,049
ConocoPhillips	305	19,017
Constellation Brands, Inc. Class A	150	24,123
Corning, Inc.	2,155	65,103
Costco Wholesale Corp.	254	51,742
CSX Corp.	2,033	126,310
Cummins, Inc.	193	25,793
CVS Health Corp.	58,503	3,833,117
DaVita, Inc. (a)	25,230	1,298,336
Dell Technologies Class C (a)	164	8,034
Delta Air Lines, Inc.	963	48,054
Discover Financial Services	709	41,817
Dollar General Corp.	462	49,933
Dollar Tree, Inc. (a)	25,380	2,292,322
Domo, Inc. Class B (a)	18,514	363,430
Domo, Inc. Class B (a) (c)	10,200	200,226
Dover Corp.	17,704	1,256,099
DowDuPont, Inc.	43,855	2,345,365
Dropbox, Inc. (a)	77,229	1,577,788
DXC Technology Co.	610	32,434
eBay, Inc. (a)	1,935	54,315

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Edgewell Personal Care Co. (a)	21,900	$817,965
Edwards Lifesciences Corp. (a)	233	35,689
Eli Lilly & Co.	211	24,417
Equity Residential	13,830	912,918
Exelon Corp.	1,330	59,983
Expedia Group, Inc.	401	45,173
Exxon Mobil Corp.	71,699	4,889,155
Facebook, Inc. Class A (a)	25,343	3,322,214
Fieldwood Energy LLC (a)	4,052	153,976
Fieldwood Energy LLC (a)	1,094	39,384
Fifth Third Bancorp	2,061	48,495
FleetCor Technologies, Inc. (a)	12,286	2,281,756
Fortune Brands Home & Security, Inc.	2,730	103,713
General Electric Co.	5,104	38,637
General Motors Co.	1,185	39,638
Gilead Sciences, Inc.	39,179	2,450,646
Global Payments, Inc.	1,011	104,264
The Goldman Sachs Group, Inc.	696	116,267
The Hartford Financial Services Group, Inc.	3,108	138,151
HCA Healthcare, Inc.	11,541	1,436,277
Helmerich & Payne, Inc.	719	34,469
Hewlett Packard Enterprise Co.	3,608	47,662
The Home Depot, Inc.	770	132,301
HP, Inc.	1,704	34,864
Humana, Inc.	148	42,399
Huntsman Corp.	1,303	25,135
Illumina, Inc. (a)	214	64,185
Intel Corp.	4,516	211,936
International Business Machines Corp.	934	106,168
Intuit, Inc.	744	146,456
Intuitive Surgical, Inc. (a)	74	35,440
Jawbone Health Hub, Inc. (a) (b) (c)	19,705	-
Johnson & Johnson	53,020	6,842,231
JP Morgan Chase & Co.	19,303	1,884,359
Kinder Morgan, Inc.	634	9,751
KLA-Tencor Corp.	458	40,986
Kohl’s Corp.	628	41,662
The Kroger Co.	1,650	45,375
Las Vegas Sands Corp.	1,086	56,526
Lear Corp.	205	25,186
Liberty Broadband Corp. Class A (a)	3,583	257,295
Liberty Broadband Corp. Class C (a)	15,324	1,103,788
Liberty Media Corp-Liberty SiriusXM Class A (a)	12,849	472,843
Liberty Media Corp-Liberty SiriusXM Class C (a)	21,530	796,179
Lookout, Inc. (a) (b) (c)	3,711	74
Lowe’s Cos., Inc.	3,162	292,042
Marathon Petroleum Corp.	27,977	1,650,923
Marsh & McLennan Cos., Inc.	42,632	3,399,902
Masco Corp.	9,182	268,482
Mastercard, Inc. Class A	1,101	207,704

	Number of Shares	Value
McDonald’s Corp.	449	$79,729
McKesson Corp.	433	47,834
Merck & Co., Inc.	4,198	320,769
MetLife, Inc.	1,862	76,454
MGM Resorts International	42,163	1,022,874
Micron Technology, Inc. (a)	1,927	61,144
Microsoft Corp.	75,365	7,654,823
Mondelez International Inc. Class A	4,006	160,360
Morgan Stanley	54,611	2,165,326
Newmont Mining Corp.	43,871	1,520,130
NextEra Energy Partners LP	19,213	827,120
NextEra Energy, Inc.	24,754	4,302,740
NIKE, Inc. Class B	548	40,629
Norfolk Southern Corp.	386	57,722
Northrop Grumman Corp.	112	27,429
NRG Energy, Inc.	1,044	41,342
Occidental Petroleum Corp.	893	54,812
Omnicom Group, Inc.	2,690	197,016
Oracle Corp.	13,458	607,629
Packaging Corporation of America	484	40,395
Paychex, Inc.	883	57,527
PayPal Holdings, Inc. (a)	451	37,925
PepsiCo, Inc.	2,295	253,552
Pfizer, Inc.	105,145	4,589,579
PG&E Corp. (a)	1,071	25,436
Philip Morris International, Inc.	28,027	1,871,083
Phillips 66	1,460	125,779
The Procter & Gamble Co.	25,166	2,313,259
Prudential Financial, Inc.	457	37,268
Pure Storage, Inc. Class A (a)	46,259	743,845
PVH Corp.	353	32,811
QUALCOMM, Inc.	32,632	1,857,087
Raytheon Co.	6,952	1,066,089
Red Hat, Inc. (a)	293	51,463
Reinsurance Group of America, Inc.	414	58,055
Rockwell Automation, Inc.	553	83,215
Ross Stores, Inc.	605	50,336
Sempra Energy	10,344	1,119,117
Southern Copper Corp.	132	4,062
Sprint Corp. (a)	238	1,385
Starbucks Corp.	27,705	1,784,202
State Street Corp.	331	20,876
Stryker Corp.	1,134	177,755
SunTrust Banks, Inc.	31,091	1,568,230
Symantec Corp.	190	3,590
Sysco Corp.	513	32,145
Target Corp.	547	36,151
Tenet Healthcare Corp. (a)	11,005	188,626
The St. Joe Co. (a)	7,558	99,539
Thermo Fisher Scientific, Inc.	848	189,774
The Travelers Cos., Inc.	1,766	211,478
U.S. Bancorp	1,172	53,560
Union Pacific Corp.	332	45,892

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
United Continental Holdings, Inc. (a)	21,969	$1,839,464
United Technologies Corp.	15,646	1,665,986
UnitedHealth Group, Inc.	2,430	605,362
Valero Energy Corp.	1,349	101,135
VeriSign, Inc. (a)	466	69,103
Verizon Communications, Inc.	35,724	2,008,403
VF Corp.	225	16,052
Visa, Inc. Class A	1,845	243,429
Vistra Energy Corp. (a)	11,127	254,697
VMware, Inc. Class A	386	52,932
Vornado Realty Trust	742	46,026
Walgreens Boots Alliance, Inc.	103	7,038
Walmart, Inc.	1,464	136,372
The Walt Disney Co.	575	63,049
Waste Management, Inc.	276	24,561
Wells Fargo & Co.	96,056	4,426,260
Western Digital Corp.	37,463	1,385,007
Weyerhaeuser Co.	1,975	43,174
The Williams Cos., Inc.	190,628	4,203,347
Wyndham Destinations, Inc.	976	34,980
Xcel Energy, Inc.	546	26,901
Yum China Holdings, Inc.	4,577	153,467
Yum! Brands, Inc.	854	78,500
Zoetis, Inc.	519	44,395
Zynga, Inc. Class A (a)	278,927	1,096,183

		164,711,446

TOTAL COMMON STOCK (Cost $318,052,898)		306,724,278

PREFERRED STOCK — 1.4%
Brazil — 0.1%
Braskem SA Class A 2.650%	527	6,444
Itau Unibanco Holding SA 3.000%	29,947	275,607
Petroleo Brasileiro SA 0.250%	1,004	5,829

		287,880

Italy — 0.0%
Telecom Italia SpA- RSP 6.410%	41,079	19,635

Republic of Korea — 0.0%
Samsung Electronics Co. Ltd. 1.530%	1,269	36,198

United States — 1.3%
Citigroup Capital XIII	18,852	498,259
GMAC Capital Trust I	20,709	524,973
Grand Rounds, Inc., Series C (a) (b) (c)	121,323	297,241
Grand Rounds, Inc., Series D (a) (b) (c)	76,520	185,178
Lookout, Inc., Series F (a) (b) (c)	55,056	332,538
Mandatory Exchangeable Trust 5.750% (d)	8,149	1,257,635

	Number of Shares	Value
Palantir Technologies, Inc., Series I (a) (b) (c)	107,092	$579,368
Uber Technologies, Inc., Series D (a) (b) (c)	65,060	2,925,748
Wells Fargo & Co. 7.500%	171	215,797
Welltower, Inc. 6.500% (a)	7,349	464,090

		7,280,827

TOTAL PREFERRED STOCK (Cost $5,539,128)		7,624,540

TOTAL EQUITIES (Cost $323,592,026)		314,348,818

	Principal Amount
BONDS & NOTES — 31.2%

BANK LOANS — 0.2%
United States — 0.2%
Fieldwood Energy LLC Exit 1st Lien TL, 1 mo. LIBOR + 5.250% 7.772% VRN 4/11/22	$130,182	121,315
Exit 2nd Lien TL, 1 mo. LIBOR + 7.250% 9.772% VRN 4/11/23	175,746	152,724
Hilton Worldwide Finance LLC, Term Loan B2, 1 mo. LIBOR + 1.750% 4.256% VRN 10/25/23	609,400	586,547

		860,586

TOTAL BANK LOANS (Cost $880,149)		860,586

CORPORATE DEBT — 5.6%
Australia — 0.4%
Quintis (Australia) Pty Limited First Lien Note 7.500% 10/01/26 (b) (c) (d)	951,600	951,600
Quintis (Australia) Pty Limited Second Lien Note 12.000% 10/01/28 (b) (c) (d)	1,128,500	1,128,500

		2,080,100

Cayman Islands — 0.1%
Baidu, Inc. 4.375% 5/14/24	320,000	322,632

Chile — 0.0%
Inversiones Alsacia SA (Acquired 2/14/11, Cost $292,660) 8.000% 12/31/18 (b) (d) (g) (h)	433,124	10,828

France — 0.1%
Danone SA 2.589% 11/02/23 (d)	490,000	465,838

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
India — 0.0%
REI Agro Ltd., Convertible, (Acquired 12/1/09, Cost $616,798), 5.500% 11/13/14 (b) (d) (g) (h)	$618,000	$6

Italy — 0.0%
Telecom Italia SpA 5.303% 5/30/24 (d)	279,000	265,050

Japan — 0.3%
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	1,244,000	1,265,869
Takeda Pharmaceutical Co. Ltd. 3.800% 11/26/20 (d)	300,000	301,810

		1,567,679

Luxembourg — 0.1%
Allergan Funding SCS 3.450% 3/15/22	384,000	377,872
Intelsat Jackson Holdings SA 8.000% 2/15/24 (d)	117,000	120,510

		498,382

Netherlands — 0.4%
Bayer Capital Corp. B.V. 5.625% 11/22/19 EUR (d) (i)	800,000	700,933
Bio City Development Co. B.V. , (Acquired 7/05/11, Cost $1,400,000) , 8.000% 7/06/20 (b) (c) (d) (g) (h)	1,400,000	217,000
Cooperatieve Rabobank UA 3.950% 11/09/22	251,000	250,181
ING Groep NV 4.100% 10/02/23	590,000	589,642
5 year USD Swap + 4.445% 6.000% VRN 12/29/49	280,000	271,992

		2,029,748

Singapore — 0.1%
CapitaLand Ltd. 1.950% 10/17/23 SGD (d) (i)	500,000	345,085

United Kingdom — 0.4%
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055% 3.262% VRN 3/13/23	412,000	403,207
5 year USD ICE Swap + 3.705% 6.375% VRN 12/29/49	705,000	655,650
Lloyds Bank PLC 5 Year UK Gilt + 13.400% 13.000% VRN 12/31/99 GBP (i) (j)	465,000	951,471
UBS Group Funding Switzerland AG 4.125% 9/24/25 (d)	220,000	219,186

		2,229,514

United States — 3.7%
Allergan Sales LLC 5.000% 12/15/21 (d)	190,000	195,491
American Express Co. 3.700% 8/03/23	866,000	868,504

	Principal Amount	Value
3 mo. USD LIBOR + 3.285% 4.900% VRN 12/29/49	$267,000	$255,652
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	248,000	242,580
4.000% 4/13/28	400,000	382,613
Apple, Inc. 3.200% 5/11/27	679,000	655,289
3.350% 2/09/27	707,000	688,895
AT&T, Inc. 3.600% 2/17/23	849,000	843,739
AvalonBay Communities, Inc. 3.500% 11/15/24	83,000	82,503
Bank of America Corp. 3 mo. USD LIBOR + 0.660% 2.369% VRN 7/21/21	177,000	173,833
3.300% 1/11/23	405,000	398,868
4.000% 1/22/25	221,000	215,286
Becton Dickinson and Co. 2.894% 6/06/22	323,000	312,832
3.125% 11/08/21	392,000	386,613
3.363% 6/06/24	176,000	169,044
BP Capital Markets America, Inc. 3.790% 2/06/24	340,000	343,668
Capital One Financial Corp. 3.200% 1/30/23	291,000	283,178
3.300% 10/30/24	125,000	118,218
Cigna Corp. 3.400% 9/17/21 (d)	549,000	547,751
3.750% 7/15/23 (d)	467,000	465,445
Citigroup, Inc. 2.450% 1/10/20	390,000	386,868
3 mo. USD LIBOR + 4.059% 5.875% VRN 12/29/49	910,000	878,150
3 mo. USD LIBOR + 4.095% 5.950% VRN 12/29/49	369,000	356,085
Comcast Corp. 2.750% 3/01/23	406,000	395,149
3.450% 10/01/21	323,000	326,275
3.700% 4/15/24	802,000	806,896
CVS Health Corp. 3.700% 3/09/23	1,248,000	1,234,640
DowDuPont, Inc. 3.766% 11/15/20	320,000	323,068
eBay, Inc. 2.750% 1/30/23	222,000	213,429
Edgewell Personal Care Co. 4.700% 5/19/21	196,000	193,060
4.700% 5/24/22	203,000	195,387

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating LLC 3.350% 3/15/23	$221,000	$217,981
3.900% 2/15/24	124,000	125,051
Gilead Sciences, Inc. 3.250% 9/01/22	405,000	404,048
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.053% 2.908% VRN 6/05/23	405,000	388,796
3 mo. USD LIBOR + 3.922% 5.375% VRN 12/29/49	430,000	415,496
Hughes Satellite Systems Corp. 7.625% 6/15/21	70,000	72,625
Morgan Stanley 3 mo. USD LIBOR + 3.610% 5.450% VRN 12/31/49	308,000	299,567
NBCUniversal Enterprise, Inc. 5.250% 12/31/49 (d)	300,000	303,750
Northrop Grumman Corp. 2.550% 10/15/22	405,000	391,899
Philip Morris International, Inc. 2.500% 11/02/22	76,000	73,044
3.600% 11/15/23	165,000	165,378
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	157,000	153,755
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	231,000	233,310
QUALCOMM, Inc. 2.600% 1/30/23	207,000	199,201
2.900% 5/20/24	248,000	236,145
Sempra Energy 2.875% 10/01/22	111,000	107,052
The Sherwin-Williams Co. 2.250% 5/15/20	80,000	78,775
Simon Property Group LP 2.750% 6/01/23	165,000	159,892
Starbucks Corp. 3.100% 3/01/23	406,000	399,891
UnitedHealth Group, Inc. 3.500% 6/15/23	404,000	407,483
3.500% 2/15/24	250,000	251,600
USB Capital IX 3 mo. USD LIBOR + 1.020% 3.500% VRN 10/29/49	110,000	81,400
Verizon Communications, Inc. 3.125% 3/16/22	421,000	418,194
Walgreen Co. 3.100% 9/15/22	413,000	402,882
Wells Fargo & Co. 3.069% 1/24/23	82,000	79,862
Wells Fargo Bank NA 3.550% 8/14/23	545,000	542,696

	Principal Amount	Value
The Williams Cos., Inc. 3.700% 1/15/23	$208,000	$202,906

		19,751,688

TOTAL CORPORATE DEBT (Cost $32,216,241)		29,566,550

SOVEREIGN DEBT OBLIGATIONS — 2.8%
Argentina — 0.8%
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (i)	495,000	445,210
5.250% 1/15/28 EUR (i)	100,000	81,772
5.875% 1/11/28	2,457,000	1,765,969
6.875% 1/26/27	1,699,000	1,295,487
7.820% 12/31/33 EUR (i)	983,518	897,298

		4,485,736

Australia — 0.2%
Australia Government International Bond 3.000% 3/21/47 AUD (i) (k)	1,726,000	1,257,795

Canada — 0.2%
Canadian Government International Bond 0.750% 3/01/21 CAD (i)	1,362,000	974,111

Germany — 0.9%
Bundesrepublik Deutschland 0.500% 2/15/28 EUR (i) (k)	3,912,000	4,613,339

Mexico — 0.7%
Mexican Bonos 6.500% 6/10/21 MXN (i)	38,450,200	1,867,496
8.000% 12/07/23 MXN (i)	36,760,400	1,825,623

		3,693,119

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,523,521)		15,024,100

U.S. TREASURY OBLIGATIONS — 22.6%
United States — 22.6%
U.S. Treasury Inflation Index 0.625% 4/15/23	4,380,481	4,307,701
U.S. Treasury Note 1.500% 11/30/19 (l)	1,500,000	1,484,443
2.750% 8/31/23	13,079,100	13,226,580
2.875% 9/30/23	33,865,800	34,417,443
2.875% 10/31/23 (m)	36,317,800	36,923,098
2.875% 11/30/25	11,915,800	12,129,757
3.000% 10/31/25 (n)	17,116,800	17,559,653

		120,048,675

TOTAL U.S. TREASURY OBLIGATIONS (Cost $117,524,092)		120,048,675

TOTAL BONDS & NOTES (Cost $167,144,003)		165,499,911

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.8%
United States — 1.8%
iShares Gold Trust (a) (l)	364,055	$4,474,236
SPDR Gold Shares (a) (l)	14,354	1,740,422
State Street Navigator Securities Lending Prime Portfolio (o)	2,410,175	2,410,175
VanEck Vectors Gold Miners ETF	30,551	644,321

TOTAL MUTUAL FUNDS (Cost $9,938,280)		9,269,154

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $2,869,111)		1,265,924

TOTAL LONG-TERM INVESTMENTS (Cost $503,543,420)		490,383,807

	Principal Amount
SHORT-TERM INVESTMENTS — 9.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (p)	$6,553,437	6,553,437

Sovereign Debt Obligations — 2.0%
Japan Treasury Discount Bill 0.000%1/28/19 JPY (i)	331,500,000	3,024,818
0.000%2/04/19 JPY (i)	331,350,000	3,023,552
0.000%3/04/19 JPY (i)	344,700,000	3,145,757
0.000%3/25/19 JPY (i)	147,400,000	1,345,306

		10,539,433

U.S. Treasury Bill — 6.0%
U.S. Treasury Bill 0.000% 1/03/19	4,000,000	3,999,749
0.000% 1/03/19	1,000,000	999,937
0.000% 1/15/19	1,000,000	999,179
0.000% 1/15/19	4,000,000	3,996,716
0.000% 1/22/19	22,000,000	21,971,889

		31,967,470

TOTAL SHORT-TERM INVESTMENTS (Cost $48,806,108)		49,060,340

TOTAL INVESTMENTS — 101.6% (Cost $552,349,528) (q)		539,444,147

Other Assets/(Liabilities) — (1.6)%		(8,267,899)

NET ASSETS — 100.0%		$531,176,248

	Number of Shares	Value
EQUITIES SOLD SHORT — (0.2)%
France — (0.1)%
Pernod-Ricard SA	(1,762)	$(289,316)

Japan — (0.1)%
Sumco Corp.	(29,300)	(330,382)
Yaskawa Electric Corp.	(14,300)	(346,301)

		(676,683)

United States — 0.0%
LyondellBasell Industries NV Class A	(2,237)	(186,029)

TOTAL EQUITIES SOLD SHORT (Cost $(1,453,732))		(1,152,028)

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $7,184,210 or 1.35% of net assets.

(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $12,017,448 or 2.26% of net assets.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $2,294,114 or 0.43% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)	A portion of this security is held as collateral for securities sold short.
(g)

Restricted security. Certain securities are restricted as to resale. At December 31, 2018, these securities amounted to a value of $227,834 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(h)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2018, these securities amounted to a value of $227,834 or 0.04% of net assets.

(i)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(j)	Security is perpetual and has no stated maturity date.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(k)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, these securities amounted to a value of $5,871,134 or 1.11% of net assets.

(l)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Portfolio of Investments for details on the wholly owned subsidiary.
(m)	All or a portion of these securities are pledged/held as collateral for purchased and written options. (Note 2).
(n)	All or a portion of these securities are pledged/held as collateral for open swap agreements, open purchased and written options. (Note 2).
(o)	Represents investment of security lending collateral. (Note 2).
(p)

Maturity value of $6,553,892. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $6,684,926.

(q)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Bank of America N.A.	1,585	USD	2,694,500	3/15/19	Russell 2000 Index, Strike 1,700.00	$121,157	$369	$(120,788)
Bank of America N.A.	398,406	JPY	76,207,100	12/13/19	Topix Banks Index, Strike 191.28	50,311	5,391	(44,920)
Bank of America N.A.	7,302	USD	1,131,810	1/17/20	Johnson & Johnson, Strike 155.00	28,405	18,245	(10,160)
Barclays Bank PLC	9,320	EUR	1,276,560	3/19/21	DJ Euro STOXX Banks Index, Strike 136.97	93,874	9,285	(84,589)
BNP Paribas SA	538,108	JPY	104,414,369	3/13/20	Topix Banks Index, Strike 194.04	81,716	8,724	(72,992)
Citibank N.A.	19,539	USD	976,950	1/17/20	Halliburton Co., Strike 50.00	83,707	3,263	(80,444)
Citibank N.A.	7,207	USD	825,202	1/17/20	JP Morgan Chase & Co., Strike 114.50	59,089	23,208	(35,881)
Credit Suisse International	10,232	USD	690,660	1/17/20	Anadarko Petroleum Corp., Strike 67.50	53,206	16,091	(37,115)
Goldman Sachs International	8,099	USD	2,449,948	3/14/19	KOSPI 200 Index, Strike 302.50	51,242	1,316	(49,926)
JP Morgan Chase Bank N.A.	8,617	USD	1,034,040	2/15/19	SPDR Gold Shares, Strike 120.00 (l)	13,355	26,077	12,722
JP Morgan Chase Bank N.A.	7,193	USD	564,651	1/17/20	CVS Health Corp., Strike 78.50	38,989	22,037	(16,952)
JP Morgan Chase Bank N.A.	974	USD	1,193,150	1/17/20	Alphabet, Inc., Strike 1,225.00	76,946	53,455	(23,491)
Morgan Stanley & Co. LLC	114,604	JPY	204,568,140	3/08/19	Topix Stock Price Index, Strike 1,785.00	41,618	868	(40,750)
Morgan Stanley & Co. LLC	8,741	USD	1,048,920	5/17/19	SPDR Gold Shares, Strike 120.00 (l)	32,559	45,183	12,624
Morgan Stanley & Co. LLC	753,213	JPY	144,075,035	12/13/19	Topix Banks Index, Strike 191.28	110,023	10,191	(99,832)
Morgan Stanley & Co. LLC	20,764	JPY	98,760,538	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,756.33	64,856	8,558	(56,298)
Morgan Stanley & Co. LLC	477,857	JPY	91,768,327	4/10/20	Topix Banks Index, Strike 192.04	72,705	8,964	(63,741)
Morgan Stanley & Co. LLC	16,632	JPY	80,103,704	9/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,816.24	47,025	9,002	(38,023)
Morgan Stanley & Co. LLC	16,772	JPY	82,096,743	12/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,894.87	57,838	8,820	(49,018)
Nomura International PLC	47,400	USD	2,061,900	1/17/20	BP PLC, Strike 43.50	77,495	60,372	(17,123)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call (Continued)
Societe Generale	15,302	USD	1,851,542	3/15/19	SPDR Gold Shares, Strike 121.00 (l)	$33,551	$49,322	$15,771
Societe Generale	16,128	USD	1,983,744	4/18/19	SPDR Gold Shares, Strike 123.00 (l)	24,678	48,148	23,470
Societe Generale	15,302	USD	1,897,448	6/21/19	SPDR Gold Shares, Strike 124.00 (l)	39,955	57,189	17,234
UBS AG	15,266	USD	1,373,940	1/18/19	Schlumberger Ltd., Strike 90.00	61,522	229	(61,293)
UBS AG	10,546	USD	1,001,870	1/18/19	Exxon Mobil Corp., Strike 95.00	18,983	264	(18,719)
UBS AG	15,512	USD	1,939,000	1/18/19	Chevron Corp., Strike 125.00	46,226	543	(45,683)
UBS AG	8,528,000	GBP	8,528,000	5/15/19	GBP Call USD Put, Strike 1.32	275,739	207,254	(68,485)
UBS AG	34,271	USD	1,542,195	6/21/19	Suncor Energy, Inc., Strike 45.00	66,311	1,083	(65,228)
UBS AG	50,624	USD	2,632,448	6/21/19	BP PLC, Strike 52.00	74,219	1,586	(72,633)
UBS AG	26,905	USD	2,017,875	6/21/19	ConocoPhillips, Strike 75.00	116,190	33,148	(83,042)
UBS AG	28,897	USD	2,225,069	6/21/19	Royal Dutch Shell PLC, Strike 77.00	50,450	2,115	(48,335)
UBS AG	23,656	USD	2,188,180	6/21/19	Occidental Petroleum Corp., Strike 92.50	95,872	1,275	(94,597)
UBS AG	35,786	USD	2,505,020	9/20/19	Total SA, Strike 70.00	95,425	6,036	(89,389)
UBS AG	16,734	USD	2,761,110	9/20/19	Facebook, Inc., Strike 165.00	219,600	88,547	(131,053)
UBS AG	16,475	USD	1,153,250	1/17/20	Schlumberger Ltd., Strike 70.00	62,039	2,513	(59,526)
UBS AG	9,603	EUR	1,295,644	6/18/21	DJ Euro STOXX Banks Index, Strike 134.92	103,109	9,848	(93,261)

						2,639,985	848,519	(1,791,466)

Put
Barclays Bank PLC	2,039	USD	5,505,300	1/18/19	S&P 500 Index, Strike 2,700.00	$122,340	$393,938	$271,598
Barclays Bank PLC	216	USD	507,600	1/18/19	S&P 500 Index, Strike 2,350.00	13,176	3,123	(10,053)
Barclays Bank PLC	260	USD	624,000	1/18/19	S&P 500 Index, Strike 2,400.00	11,439	5,688	(5,751)
Barclays Bank PLC	216	USD	518,400	1/31/19	S&P 500 Index, Strike 2,400.00	17,280	7,210	(10,070)

						164,235	409,959	245,724

						$2,804,220	$1,258,478	$(1,545,742)

(#)	Purchased Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Nomura International PLC	17,204,000	USD	17,204,000	3/04/19	Pay	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 3/06/24, Exercise Rate 3.0%	$64,891	$7,446	$(57,445)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Written Options contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	1	USD	17,000	1/18/19	Verisign, Inc., Strike 170.00	$468	$26	$442
	3	USD	55,500	1/18/19	Mcdonald’s Corp., Strike 185.00	1,159	225	934
	5	USD	890,000	2/15/19	Amazon.com, Inc., Strike 1,780.00	39,652	7,675	31,977
	5	USD	895,000	2/15/19	Amazon.com, Inc., Strike 1,790.00	36,963	7,050	29,913
	5	USD	900,000	2/15/19	Amazon.com, Inc., Strike 1,800.00	36,127	6,770	29,357
Bank of America N.A.	7,302	USD	1,241,340	1/17/20	Johnson & Johnson, Strike 170.00	10,672	6,506	4,166
Bank of America N.A.	398,406	JPY	88,163,264	12/13/19	Topix Banks Index, Strike 221.29	19,909	1,539	18,370
Barclays Bank PLC	7,004	USD	630,360	1/18/19	Microsoft Corp., Strike 90.00	55,332	82,833	(27,501)
Barclays Bank PLC	3,952	USD	632,320	1/18/19	Apple, Inc., Strike 160.00	56,514	15,832	40,682
BNP Paribas SA	538,108	JPY	127,786,928	3/13/20	Topix Banks Index, Strike 237.47	26,030	1,907	24,123
Citibank N.A.	17,704	USD	663,900	1/17/20	Comcast Corp., Strike 37.50	53,112	42,726	10,386
Citibank N.A.	7,207	USD	904,479	1/17/20	JP Morgan Chase & Co., Strike 125.50	32,071	9,968	22,103
Credit Suisse International	10,232	USD	777,632	1/17/20	Anadarko Petroleum Corp., Strike 76.00	31,719	9,378	22,341
Deutsche Bank AG	5,267	USD	395,025	1/18/19	United Continental Holdings, Inc., Strike 75.00	25,102	49,621	(24,519)
Goldman Sachs International	8,099	USD	2,652,423	3/14/19	KOSPI 200 Index, Strike 327.50	10,253	94	10,159
JP Morgan Chase Bank N.A.	7,193	USD	629,388	1/17/20	CVS Health Corp., Strike 87.50	17,983	10,891	7,092
JP Morgan Chase Bank N.A.	974	USD	1,314,900	1/17/20	Alphabet, Inc., Strike 1,350.00	45,393	27,254	18,139
Morgan Stanley & Co. LLC	114,604	JPY	223,477,800	3/08/19	Topix Stock Price Index, Strike 1,950.00	7,393	75	7,318
Morgan Stanley & Co. LLC	20,764	JPY	117,937,342	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 5,679.90	25,417	2,175	23,242
Morgan Stanley & Co. LLC	753,213	JPY	166,675,040	12/13/19	Topix Banks Index, Strike 221.29	51,646	2,911	48,735
Morgan Stanley & Co. LLC	477,857	JPY	111,757,468	4/10/20	Topix Banks Index, Strike 233.87	26,266	2,128	24,138
UBS AG	26,905	USD	2,286,925	6/21/19	ConocoPhillips, Strike 85.00	35,121	7,241	27,880
UBS AG	35,786	USD	2,683,950	9/20/19	Total SA, Strike 75.00	38,077	2,624	35,453
UBS AG	38,471	USD	8,463,620	1/17/20	Facebook, Inc., Strike 220.00	525,627	58,174	467,453

						1,208,006	355,623	852,383

Put
Bank of America N.A.	865	USD	2,249,000	3/15/19	S&P 500 Index, Strike 2,600.00	$67,478	$123,328	$(55,850)
Bank of America N.A.	7,302	USD	795,918	1/17/20	Johnson & Johnson, Strike 109.00	20,080	35,598	(15,518)
Bank of America N.A.	398,406	JPY	62,386,396	12/13/19	Topix Banks Index, Strike 156.59	30,676	80,453	(49,777)
Barclays Bank PLC	216	USD	475,200	1/18/19	S&P 500 Index, Strike 2,200.00	5,184	852	4,332
Barclays Bank PLC	260	USD	585,000	1/18/19	S&P 500 Index, Strike 2,250.00	3,900	16	3,884
Barclays Bank PLC	216	USD	486,000	1/31/19	S&P 500 Index, Strike 2,250.00	6,480	2,449	4,031
Barclays Bank PLC	6,214	EUR	684,969	3/19/21	DJ Euro STOXX Banks Index, Strike 110.23	98,552	253,932	(155,380)
BNP Paribas SA	538,108	JPY	83,836,365	3/13/20	Topix Banks Index, Strike 155.80	47,412	116,544	(69,132)
Citibank N.A.	7,207	USD	628,811	1/17/20	JP Morgan Chase & Co., Strike 87.25	27,170	44,387	(17,217)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put (Continued)
Citibank N.A.	19,539	USD	683,865	1/17/20	Halliburton Co., Strike 35.00	$33,295	$186,405	$(153,110)
Credit Suisse International	10,232	USD	470,672	1/17/20	Anadarko Petroleum Corp., Strike 46.00	29,417	86,221	(56,804)
Goldman Sachs International	8,099	USD	2,186,730	3/14/19	KOSPI 200 Index, Strike 270.00	36,527	98,691	(62,164)
JP Morgan Chase Bank N.A.	7,193	USD	402,808	1/17/20	CVS Health Corp., Strike 56.00	20,500	28,240	(7,740)
JP Morgan Chase Bank N.A.	974	USD	837,640	1/17/20	Alphabet, Inc., Strike 860.00	37,499	46,305	(8,806)
Morgan Stanley & Co. LLC	114,604	JPY	183,366,400	3/08/19	Topix Stock Price Index, Strike 1,600.00	32,196	131,876	(99,680)
Morgan Stanley & Co. LLC	20,764	JPY	79,583,734	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,832.77	46,100	101,835	(55,735)
Morgan Stanley & Co. LLC	11,088	JPY	42,366,804	9/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,820.96	28,576	62,473	(33,897)
Morgan Stanley & Co. LLC	11,181	JPY	42,337,938	12/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,786.60	34,357	66,522	(32,165)
Morgan Stanley & Co. LLC	4,371	USD	493,923	5/17/19	SPDR Gold Shares, Strike 113.00 (l)	4,319	4,558	(239)
Morgan Stanley & Co. LLC	753,213	JPY	117,943,816	12/13/19	Topix Banks Index, Strike 156.59	64,201	152,089	(87,888)
Morgan Stanley & Co. LLC	477,857	JPY	75,413,576	4/10/20	Topix Banks Index, Strike 157.82	45,285	112,413	(67,128)
Nomura International PLC	47,400	USD	1,327,200	1/17/20	BP PLC, Strike 28.00	59,250	51,444	7,806
UBS AG	16,475	USD	864,938	1/17/20	Schlumberger Ltd., Strike 52.50	40,743	292,690	(251,947)
UBS AG	38,471	USD	5,963,005	1/17/20	Facebook, Inc., Strike 155.00	436,148	1,209,021	(772,873)
UBS AG	6,318	EUR	672,108	6/18/21	DJ Euro STOXX Banks Index, Strike 106.38	101,970	253,654	(151,684)

						1,357,315	3,541,996	(2,184,681)

						$2,565,321	$3,897,619	$(1,332,298)

Written	Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Nomura International PLC	17,204,000	USD	17,204,000	3/04/19	Pay	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 3/06/24, Exercise Rate 2.70%	$26,251	$151,589	$(125,338)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Forward	contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Buy
JPY	306,604,000	Citibank N.A.	1/31/19		$2,745,183	$57,517

EUR	1,214,000	Goldman Sachs International	2/15/19		1,387,017	8,919

GBP	1,901,000	JP Morgan Chase Bank N.A.	1/11/19		2,481,710	(57,739)
GBP	2,154,000	JP Morgan Chase Bank N.A.	2/15/19		2,819,683	(68,390)
GBP	1,123,000	JP Morgan Chase Bank N.A.	2/21/19		1,470,141	(35,325)
JPY	307,925,012	JP Morgan Chase Bank N.A.	1/25/19		2,773,000	40,440
JPY	468,706,000	JP Morgan Chase Bank N.A.	2/14/19		4,168,740	120,464
NOK	9,100,000	JP Morgan Chase Bank N.A.	2/01/19		1,097,931	(44,077)

					14,811,205	(44,627)

EUR	1,204,000	Morgan Stanley & Co. LLC	1/25/19		1,383,602	(1,592)
EUR	1,210,000	Morgan Stanley & Co. LLC	2/28/19		1,376,844	16,005
EUR	1,194,000	Morgan Stanley & Co. LLC	3/14/19		1,358,084	18,034
JPY	188,283,082	Morgan Stanley & Co. LLC	3/07/19		1,667,000	58,836

					5,785,530	91,283

ZAR	23,818,000	State Street Bank and Trust Co.	3/14/19		1,662,425	(20,895)

					$26,391,360	$92,197

Contracts to Deliver
BRL	5,980,000	Deutsche Bank AG	3/01/19		$1,533,923	$(2,694)
EUR	1,210,000	Deutsche Bank AG	2/28/19		1,388,681	(4,168)

					2,922,604	(6,862)

JPY	331,350,000	Goldman Sachs International	2/04/19		2,962,217	(67,647)
JPY	344,700,000	Goldman Sachs International	3/04/19		3,093,105	(65,735)

					6,055,322	(133,382)

AUD	1,295,000	JP Morgan Chase Bank N.A.	1/25/19		916,020	3,473
JPY	147,400,000	JP Morgan Chase Bank N.A.	3/25/19		1,339,442	(13,828)

					2,255,462	(10,355)

EUR	1,214,000	Morgan Stanley & Co. LLC	2/15/19		1,395,876	(60)
EUR	1,194,000	Morgan Stanley & Co. LLC	3/14/19		1,369,138	(6,980)
JPY	331,500,000	Morgan Stanley & Co. LLC	1/28/19		2,990,782	(38,776)

					5,755,796	(45,816)

					$16,989,184	$(196,415)

Cross Currency Forwards
SEK	24,868,095	Goldman Sachs International	3/21/19	EUR	2,406,000	$48,666

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
Nikkei 225 Index	3/07/19	5	$(465,148)	$13,184
Euro Stoxx 50 Index	3/15/19	308	(10,789,965)	294,996
Nasdaq 100 E Mini Index	3/15/19	9	(1,166,819)	26,834
S&P 500 E-Mini Index	3/15/19	6	(743,736)	(7,824)
Canada 10 Year Bond	3/20/19	45	(4,454,140)	(54,101)

				$273,089

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	76,567	6/20/23	Quarterly	(5.000%)	CDX.NA.HY.30.V1†	$2,333	$(4,686)	$(2,353)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	2,152,000	2/15/28	Annually/ Semi-Annually	Fixed 0.841%	6-Month EURIBOR	$(27,037)	$48	$(26,989)
	EUR	2,153,000	2/15/28	Annually/ Semi-Annually	Fixed 0.840%	6-Month EURIBOR	(27,005)	48	(26,957)
	EUR	11,564,090	10/29/28	Annually/ Semi-Annually	Fixed 0.985	6-Month EURIBOR	(247,190)	252	(246,938)
	USD	18,222,882	7/18/25	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.966%	303,800	277	304,077
	USD	14,638,585	10/29/28	Semi-Annually/ Quarterly	3-Month USD-LIBOR-BBA	Fixed 3.200%	631,535	282	631,817
	USD	4,095,030	7/18/50	Semi-Annually/ Quarterly	Fixed 2.991%	3-Month USD-LIBOR-BBA	(92,133)	125	(92,008)

							$541,970	$1,032	$543,002

Reference Entity	Currency	Fixed Amount Paid (Received) by the Fund	Counterparty	Expiration Date	Payments Frequency	Contract Amount	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
OTC Swaps
EURO Stoxx Banks	EUR	(834,678)	BNP Paribas SA	4/30/19	Maturity	3,836	$89,750	$-	$89,750
NIKKEI 225 Dividend Index Future December 2020	JPY	11,482,500	BNP Paribas SA	3/31/21	Maturity	30,000	13,754	-	13,754
NIKKEI 225 Dividend Index Future December 2020	JPY	8,430,000	BNP Paribas SA	3/31/21	Maturity	20,000	2,098	-	2,098
NIKKEI 225 Dividend Index Future December 2020	JPY	23,280,000	BNP Paribas SA	4/01/21	Maturity	60,000	24,634	-	24,634

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Reference Entity	Currency	Fixed Amount Paid (Received) by the Fund	Counterparty	Expiration Date	Payments Frequency	Contract Amount	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps (Continued)
OTC Swaps (Continued)
NIKKEI 225 Dividend Index Future December 2021	JPY	11,925,000	BNP Paribas SA	3/31/22	Maturity	30,000	$10,018	$-	$10,018
NIKKEI 225 Dividend Index Future December 2021	JPY	7,970,000	BNP Paribas SA	3/31/22	Maturity	20,000	6,496	-	6,496
NIKKEI 225 Dividend Index Future December 2021	JPY	8,520,000	BNP Paribas SA	3/31/22	Maturity	20,000	2,284	(806)	1,478
NIKKEI 225 Dividend Index Future December 2021	JPY	23,580,000	BNP Paribas SA	4/01/22	Maturity	60,000	22,499	-	22,499
S&P 500 Dividend Index Future December 2021	USD	194,200	BNP Paribas SA	12/17/21	Maturity	4,000	33,400	-	33,400
S&P 500 Dividend Index Future December 2020	USD	155,919	Goldman Sachs International	12/18/20	Maturity	3,250	27,707	-	27,707

							$232,640	$(806)	$231,834

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation/ (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Asset Percentage
Contracts for Difference (a)
OTC Swaps
Equity Securities Short	J.P. Morgan Chase Bank N.A.	01/10/19	$1,276,916	$47,856	$1,229,060	0.2%
Equity Securities Short	Citigroup Global Markets Inc.	01/22/19	1,002,982	(34,715)	1,037,697	0.2%

				$13,141	$2,266,757

(a)

The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (17.5) - 17.5 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD Libor
1 week USD Libor
Federal Funds Rate

Collateralfor swap agreements held by Bank of America N.A. amounted to $671,000 in cash at December 31, 2018. A portion of the cash collateral received from BNP Paribas SA in the amount of $110,000 was related to swap agreements at December 31, 2018. A portion of the collateral for swap agreements held by Goldman Sachs International amounted to $83,524 in securities at December 31, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.2%
Basic Materials — 3.4%
Chemicals — 2.9%
Albemarle Corp.	1,900	$146,433
Celanese Corp.	4,000	359,880
CF Industries Holdings, Inc.	33,155	1,442,574
DowDuPont, Inc.	113,795	6,085,757
Eastman Chemical Co.	4,200	307,062
FMC Corp.	2,800	207,088
LyondellBasell Industries NV Class A	13,000	1,081,080
PPG Industries, Inc.	7,400	756,502

		10,386,376

Forest Products & Paper — 0.1%
International Paper Co.	11,500	464,140

Iron & Steel — 0.3%
Nucor Corp.	9,400	487,014
Reliance Steel & Aluminum Co.	2,100	149,457
Steel Dynamics, Inc.	7,000	210,280

		846,751

Mining — 0.1%
Newmont Mining Corp.	12,600	436,590

		12,133,857

Communications — 11.3%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	11,300	233,119
Omnicom Group, Inc.	5,400	395,496

		628,615

Internet — 0.1%
CDW Corp.	4,400	356,620

Media — 5.2%
CBS Corp. Class B	8,000	349,760
Comcast Corp. Class A	169,977	5,787,717
Twenty-First Century Fox, Inc. Class B	163,045	7,790,290
Viacom, Inc. Class B	8,300	213,310
The Walt Disney Co.	43,300	4,747,845

		18,888,922

Telecommunications — 5.8%
Cisco Systems, Inc.	227,183	9,843,839
Juniper Networks, Inc.	8,200	220,662
Verizon Communications, Inc.	194,604	10,940,637

		21,005,138

		40,879,295

	Number of Shares	Value
Consumer, Cyclical — 6.0%
Airlines — 0.7%
Alaska Air Group, Inc.	2,100	$127,785
Delta Air Lines, Inc.	20,900	1,042,910
JetBlue Airways Corp. (a)	8,500	136,510
Southwest Airlines Co.	17,300	804,104
United Continental Holdings, Inc. (a)	6,500	544,245

		2,655,554

Apparel — 0.1%
Carter’s, Inc.	1,200	97,944
Hanesbrands, Inc.	7,500	93,975
PVH Corp.	2,300	213,785
Ralph Lauren Corp.	1,100	113,806

		519,510

Auto Manufacturers — 0.7%
Ford Motor Co.	81,500	623,475
General Motors Co.	42,100	1,408,245
PACCAR, Inc.	10,400	594,256

		2,625,976

Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	4,100	180,031
Aptiv PLC	7,400	455,618
BorgWarner, Inc.	6,200	215,388
The Goodyear Tire & Rubber Co.	4,100	83,681
WABCO Holdings, Inc. (a)	1,100	118,074

		1,052,792

Entertainment — 0.1%
Cinemark Holdings, Inc.	2,000	71,600
The Madison Square Garden Co. Class A (a)	500	133,850

		205,450

Home Builders — 0.2%
D.R. Horton, Inc.	8,900	308,474
NVR, Inc. (a)	70	170,589
PulteGroup, Inc.	5,900	153,341
Toll Brothers, Inc.	2,600	85,618

		718,022

Home Furnishing — 0.0%
Leggett & Platt, Inc.	3,100	111,104

Housewares — 0.1%
Newell Brands, Inc.	9,700	180,323

Leisure Time — 0.6%
Brunswick Corp.	2,600	120,770
Carnival Corp.	15,800	778,940
Harley-Davidson, Inc.	3,400	116,008
Norwegian Cruise Line Holdings Ltd. (a)	6,300	267,057
Polaris Industries, Inc.	1,300	99,684

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Caribbean Cruises Ltd.	6,300	$616,077

		1,998,536

Lodging — 0.6%
Hyatt Hotels Corp. Class A	1,100	74,360
Las Vegas Sands Corp.	42,850	2,230,343

		2,304,703

Retail — 2.6%
AutoZone, Inc. (a)	800	670,672
Best Buy Co., Inc.	8,600	455,456
CarMax, Inc. (a)	5,300	332,469
Foot Locker, Inc.	2,700	143,640
The Gap, Inc.	11,500	296,240
Genuine Parts Co.	3,500	336,070
Kohl’s Corp.	4,400	291,896
Lowe’s Cos., Inc.	22,000	2,031,920
Macy’s, Inc.	6,800	202,504
Nordstrom, Inc.	4,900	228,389
Target Corp.	16,000	1,057,440
Walgreens Boots Alliance, Inc.	19,800	1,352,934
Walmart, Inc.	21,113	1,966,676
Williams-Sonoma, Inc.	700	35,315

		9,401,621

		21,773,591

Consumer, Non-cyclical — 19.0%
Agriculture — 1.9%
Altria Group, Inc.	39,200	1,936,088
Archer-Daniels-Midland Co.	16,500	676,005
Bunge Ltd.	3,300	176,352
Philip Morris International, Inc.	58,346	3,895,179

		6,683,624

Beverages — 0.1%
Molson Coors Brewing Co. Class B	4,100	230,256

Biotechnology — 3.1%
Amgen, Inc.	19,800	3,854,466
Biogen, Inc. (a)	6,200	1,865,704
Celgene Corp. (a)	12,200	781,898
Gilead Sciences, Inc.	75,678	4,733,659
United Therapeutics Corp. (a)	400	43,560

		11,279,287

Commercial Services — 0.2%
AMERCO	530	173,898
H&R Block, Inc.	4,300	109,091
Quanta Services, Inc.	3,100	93,310
The Western Union Co.	13,500	230,310

		606,609

Foods — 1.7%
Campbell Soup Co. (b)	6,300	207,837
The J.M. Smucker Co.	3,400	317,866
Kellogg Co.	8,200	467,482
The Kraft Heinz Co.	21,200	912,448

	Number of Shares	Value
The Kroger Co.	21,100	$580,250
Mondelez International, Inc. Class A	35,000	1,401,050
Tyson Foods, Inc. Class A	42,791	2,285,039
US Foods Holding Corp. (a)	2,800	88,592

		6,260,564

Health Care – Products — 0.6%
Becton, Dickinson & Co.	9,703	2,186,280

Health Care – Services — 2.6%
Anthem, Inc.	26,550	6,972,827
DaVita, Inc. (a)	5,400	277,884
HCA Healthcare, Inc.	10,300	1,281,835
Laboratory Corp. of America Holdings (a)	3,000	379,080
Quest Diagnostics, Inc.	3,700	308,099

		9,219,725

Household Products & Wares — 1.2%
Avery Dennison Corp.	1,500	134,745
Kimberly-Clark Corp.	36,982	4,213,729

		4,348,474

Pharmaceuticals — 7.6%
AbbVie, Inc.	37,400	3,447,906
AmerisourceBergen Corp.	4,400	327,360
Bristol-Myers Squibb Co.	37,100	1,928,458
Johnson & Johnson	62,343	8,045,364
McKesson Corp.	5,500	607,585
Merck & Co., Inc.	63,400	4,844,394
Mylan NV (a)	15,800	432,920
Perrigo Co. PLC	4,200	162,750
Pfizer, Inc.	175,600	7,664,940

		27,461,677

		68,276,496

Energy — 9.4%
Oil & Gas — 8.5%
Apache Corp.	7,900	207,375
Chevron Corp.	52,500	5,711,475
ConocoPhillips	34,300	2,138,605
Continental Resources, Inc. (a)	6,600	265,254
Devon Energy Corp.	11,700	263,718
Exxon Mobil Corp.	99,800	6,805,362
Helmerich & Payne, Inc.	3,200	153,408
Hess Corp.	69,326	2,807,703
HollyFrontier Corp.	4,800	245,376
Marathon Oil Corp.	25,100	359,934
Murphy Oil Corp.	4,100	95,899
Noble Energy, Inc.	6,200	116,312
Occidental Petroleum Corp.	50,305	3,087,721
Phillips 66	14,300	1,231,945
Total SA	115,419	6,097,357
Valero Energy Corp.	12,400	929,628

		30,517,072

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.	11,200	$287,840

Pipelines — 0.8%
Kinder Morgan, Inc.	46,000	707,480
TransCanada Corp.	61,200	2,184,840

		2,892,320

		33,697,232

Financial — 26.5%
Banks — 16.8%
Bank of America Corp.	204,700	5,043,808
The Bank of New York Mellon Corp.	30,000	1,412,100
BB&T Corp.	23,000	996,360
CIT Group, Inc.	3,900	149,253
Citigroup, Inc.	76,400	3,977,384
Citizens Financial Group, Inc.	14,400	428,112
Comerica, Inc.	4,400	302,236
Commerce Bancshares, Inc.	2,854	160,880
Cullen/Frost Bankers, Inc.	1,900	167,086
East West Bancorp, Inc.	4,300	187,179
Fifth Third Bancorp	109,904	2,586,041
The Goldman Sachs Group, Inc.	11,200	1,870,960
Huntington Bancshares, Inc.	32,000	381,440
JP Morgan Chase & Co.	152,207	14,858,447
KeyCorp	31,700	468,526
M&T Bank Corp.	4,400	629,772
Morgan Stanley	158,149	6,270,608
Northern Trust Corp.	5,700	476,463
The PNC Financial Services Group, Inc.	14,000	1,636,740
Prosperity Bancshares, Inc.	2,000	124,600
Regions Financial Corp.	33,700	450,906
State Street Corp.	46,043	2,903,932
SunTrust Banks, Inc.	13,800	696,072
Umpqua Holdings Corp.	5,000	79,500
US Bancorp	48,800	2,230,160
Webster Financial Corp.	2,700	133,083
Wells Fargo & Co.	255,583	11,777,265
Western Alliance Bancorp (a)	2,500	98,725
Zions Bancorp NA	5,800	236,292

		60,733,930

Diversified Financial Services — 2.5%
Alliance Data Systems Corp.	1,600	240,128
Ally Financial, Inc.	12,800	290,048
American Express Co.	25,600	2,440,192
Ameriprise Financial, Inc.	4,700	490,539
BlackRock, Inc.	2,000	785,640
Capital One Financial Corp.	13,400	1,012,906
Credit Acceptance Corp. (a)	430	164,157
Discover Financial Services	11,200	660,576
E*TRADE Financial Corp.	7,600	333,488
Franklin Resources, Inc.	10,700	317,362

	Number of Shares	Value
Lazard Ltd. Class A	3,900	$143,949
LPL Financial Holdings, Inc.	1,800	109,944
Nasdaq, Inc.	3,800	309,966
Raymond James Financial, Inc.	3,600	267,876
Santander Consumer USA Holdings, Inc.	10,600	186,454
T. Rowe Price Group, Inc.	6,700	618,544
TD Ameritrade Holding Corp.	9,800	479,808

		8,851,577

Insurance — 6.5%
Aflac, Inc.	23,000	1,047,880
Alleghany Corp.	440	274,261
The Allstate Corp.	10,700	884,141
American Financial Group, Inc.	5,100	461,703
American International Group, Inc.	64,961	2,560,113
Athene Holding Ltd. Class A (a)	3,400	135,422
Brighthouse Financial, Inc. (a)	29,476	898,428
Chubb Ltd.	45,000	5,813,100
Cincinnati Financial Corp.	4,900	379,358
Everest Re Group Ltd.	1,000	217,760
Fidelity National Financial, Inc.	6,800	213,792
The Hartford Financial Services Group, Inc.	10,500	466,725
Lincoln National Corp.	6,400	328,384
Loews Corp.	16,142	734,784
Markel Corp. (a)	410	425,600
MetLife, Inc.	82,112	3,371,519
The Progressive Corp.	12,200	736,026
Prudential Financial, Inc.	12,400	1,011,220
Reinsurance Group of America, Inc.	1,900	266,437
RenaissanceRe Holdings Ltd.	900	120,330
Torchmark Corp.	8,200	611,146
The Travelers Cos., Inc.	17,700	2,119,575
Voya Financial, Inc.	5,200	208,728
W.R. Berkley Corp.	3,600	266,076

		23,552,508

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,500	60,060
The Howard Hughes Corp. (a)	400	39,048
Jones Lang LaSalle, Inc.	1,300	164,580

		263,688

Real Estate Investment Trusts (REITS) — 0.6%
SL Green Realty Corp.	26,000	2,056,080

		95,457,783

Industrial — 9.1%
Aerospace & Defense — 3.1%
The Boeing Co.	13,055	4,210,238
General Dynamics Corp.	5,200	817,492
Harris Corp.	26,574	3,578,189
Lockheed Martin Corp.	5,900	1,544,856
Northrop Grumman Corp.	3,000	734,700

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spirit AeroSystems Holdings, Inc. Class A	3,400	$245,106

		11,130,581

Building Materials — 1.2%
Johnson Controls International PLC	145,237	4,306,277

Electrical Components & Equipment — 0.1%
Acuity Brands, Inc.	800	91,960
Hubbell, Inc.	1,300	129,142

		221,102

Electronics — 1.2%
Arrow Electronics, Inc. (a)	2,600	179,270
Corning, Inc.	33,800	1,021,098
Garmin Ltd.	5,300	335,596
Gentex Corp.	8,100	163,701
Honeywell International, Inc.	21,200	2,800,944

		4,500,609

Engineering & Construction — 0.0%
AECOM (a)	3,300	87,450

Environmental Controls — 0.0%
Pentair PLC	4,200	158,676

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	800	63,080
Snap-on, Inc.	1,700	246,993
Stanley Black & Decker, Inc.	2,600	311,324

		621,397

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	12,300	1,562,961
Oshkosh Corp.	1,500	91,965

		1,654,926

Machinery – Diversified — 0.5%
Cummins, Inc.	3,400	454,376
Deere & Co.	6,700	999,439
Dover Corp.	3,700	262,515

		1,716,330

Miscellaneous – Manufacturing — 0.6%
Carlisle Cos., Inc.	1,800	180,936
Crane Co.	1,200	86,616
Eaton Corp. PLC	13,000	892,580
Ingersoll-Rand PLC	7,400	675,102
Parker-Hannifin Corp.	3,000	447,420

		2,282,654

Packaging & Containers — 0.1%
Packaging Corp. of America	2,500	208,650
Sealed Air Corp.	3,300	114,972
Sonoco Products Co.	2,800	148,764

		472,386

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,100	209,341

	Number of Shares	Value
Transportation — 1.5%
FedEx Corp.	6,300	$1,016,379
Kansas City Southern	2,500	238,625
United Parcel Service, Inc. Class B	42,740	4,168,432

		5,423,436

		32,785,165

Technology — 9.2%
Computers — 3.2%
Apple, Inc.	44,100	6,956,334
Hewlett Packard Enterprise Co.	35,800	472,918
HP, Inc.	48,700	996,402
International Business Machines Corp.	27,300	3,103,191

		11,528,845

Office & Business Equipment — 0.0%
Xerox Corp.	5,000	98,800

Semiconductors — 3.5%
Intel Corp.	138,100	6,481,033
KLA-Tencor Corp.	4,600	411,654
Qorvo, Inc. (a)	3,500	212,555
QUALCOMM, Inc.	70,713	4,024,277
Teradyne, Inc.	5,800	182,004
Texas Instruments, Inc.	12,400	1,171,800

		12,483,323

Software — 2.5%
Microsoft Corp.	40,054	4,068,285
Oracle Corp.	113,800	5,138,070

		9,206,355

		33,317,323

Utilities — 3.3%
Electric — 3.3%
AES Corp.	15,800	228,468
Ameren Corp.	7,200	469,656
American Electric Power Co., Inc.	13,700	1,023,938
DTE Energy Co.	5,000	551,500
Duke Energy Corp.	16,600	1,432,580
Eversource Energy	8,700	565,848
OGE Energy Corp.	4,700	184,193
PG&E Corp. (a)	29,544	701,670
Pinnacle West Capital Corp.	3,100	264,120
Public Service Enterprise Group, Inc.	14,900	775,545
The Southern Co.	98,009	4,304,555
WEC Energy Group, Inc.	9,300	644,118
Xcel Energy, Inc.	13,000	640,510

		11,786,701

TOTAL COMMON STOCK (Cost $366,351,326)		350,107,443

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 1.1%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. Convertible 6.125%	20,234	$1,166,895

Utilities — 0.8%
Electric — 0.8%
Sempra Energy Convertible 6.000%	26,634	2,533,159
Sempra Energy Convertible 6.750%	2,159	208,214

		2,741,373

		2,741,373

TOTAL PREFERRED STOCK (Cost $4,068,959)		3,908,268

TOTAL EQUITIES (Cost $370,420,285)		354,015,711

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Herbalife Ltd. CVR (a) (c) (d)	7,000	-

TOTAL RIGHTS (Cost $0)		-

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
iShares Russell 1000 Value ETF	39,900	4,430,895
State Street Navigator Securities Lending Prime Portfolio (e)	210,499	210,499

		4,641,394

TOTAL MUTUAL FUNDS (Cost $4,791,704)		4,641,394

TOTAL LONG-TERM INVESTMENTS (Cost $375,211,989)		358,657,105

SHORT-TERM INVESTMENTS — 0.6%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,022	1,022

	Principal Amount	Value
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$2,338,606	$2,338,606

TOTAL SHORT-TERM INVESTMENTS (Cost $2,339,628)		2,339,628

TOTAL INVESTMENTS — 100.2% (Cost $377,551,617) (g)		360,996,733

Other Assets/(Liabilities) — (0.2)%		(626,011)

NET ASSETS — 100.0%		$360,370,722

Abbreviation Legend

CVR	Contingent Value Rights
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $205,759 or 0.06% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $2,338,768. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,390,669.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 3.8%
Chemicals — 3.8%
DowDuPont, Inc.	385,407	$20,611,566
FMC Corp.	110,360	8,162,226
Linde PLC	47,941	7,480,714

		36,254,506

Communications — 8.8%
Media — 2.4%
Comcast Corp. Class A	538,810	18,346,480
Viacom, Inc. Class B	157,310	4,042,867

		22,389,347

Telecommunications — 6.4%
AT&T, Inc.	210,451	6,006,271
Cisco Systems, Inc.	434,620	18,832,085
Nokia OYJ Sponsored ADR	1,412,410	8,220,226
Verizon Communications, Inc.	509,385	28,637,625

		61,696,207

		84,085,554

Consumer, Cyclical — 4.7%
Airlines — 0.6%
Southwest Airlines Co.	116,823	5,429,933

Apparel — 0.3%
Skechers U.S.A., Inc. Class A (a)	124,440	2,848,432

Auto Parts & Equipment — 0.0%
Adient PLC	14,376	216,503

Home Furnishing — 0.3%
Whirlpool Corp.	28,651	3,061,932

Housewares — 0.4%
Newell Brands, Inc.	185,150	3,441,938

Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	103,876	7,458,297

Retail — 2.3%
The Home Depot, Inc.	43,790	7,523,998
Lowe’s Cos., Inc.	32,242	2,977,871
Qurate Retail, Inc. (a)	373,680	7,294,234
Walmart, Inc.	51,616	4,808,030

		22,604,133

		45,061,168

Consumer, Non-cyclical — 21.1%
Agriculture — 2.4%
Altria Group, Inc.	111,004	5,482,488
Philip Morris International, Inc.	264,386	17,650,409

		23,132,897

	Number of Shares	Value
Cosmetics & Personal Care — 0.8%
Unilever NV NY Shares	137,410	$7,392,658

Foods — 2.8%
The Kraft Heinz Co.	179,976	7,746,167
Mondelez International, Inc. Class A	200,730	8,035,222
Tyson Foods, Inc. Class A	60,397	3,225,200
US Foods Holding Corp. (a)	237,630	7,518,613

		26,525,202

Health Care – Products — 2.9%
Koninklijke Philips NV Sponsored ADR	219,590	7,709,805
Medtronic PLC	142,907	12,998,821
Zimmer Biomet Holdings, Inc.	71,760	7,442,947

		28,151,573

Health Care – Services — 2.0%
Anthem, Inc.	41,530	10,907,024
UnitedHealth Group, Inc.	33,910	8,447,659

		19,354,683

Pharmaceuticals — 10.2%
Allergan PLC	51,260	6,851,412
AstraZeneca PLC Sponsored ADR	229,500	8,716,410
Bristol-Myers Squibb Co.	167,210	8,691,576
Cardinal Health, Inc.	82,240	3,667,904
CVS Health Corp.	126,267	8,273,014
Eli Lilly & Co.	101,130	11,702,763
Johnson & Johnson	52,799	6,813,711
Merck & Co., Inc.	228,170	17,434,470
Pfizer, Inc.	201,755	8,806,606
Roche Holding AG	43,215	10,685,956
Sanofi ADR	158,545	6,882,438

		98,526,260

		203,083,273

Energy — 11.7%
Oil & Gas — 10.4%
BP PLC Sponsored ADR	120,628	4,574,214
Canadian Natural Resources Ltd.	300,470	7,250,341
Chevron Corp.	246,342	26,799,546
Concho Resources, Inc. (a)	66,300	6,814,977
ConocoPhillips	138,262	8,620,636
EOG Resources, Inc.	118,860	10,365,781
Exxon Mobil Corp.	115,080	7,847,305
Occidental Petroleum Corp.	215,945	13,254,704
Phillips 66	101,230	8,720,964
Pioneer Natural Resources Co.	45,540	5,989,421

		100,237,889

Oil & Gas Services — 1.3%
Halliburton Co.	211,680	5,626,454

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	174,759	$6,305,305

		11,931,759

		112,169,648

Financial — 25.7%
Banks — 15.4%
Bank of America Corp.	1,203,327	29,649,977
Citigroup, Inc.	285,710	14,874,063
JP Morgan Chase & Co.	396,704	38,726,245
M&T Bank Corp.	61,080	8,742,380
The PNC Financial Services Group, Inc.	121,710	14,229,116
State Street Corp.	127,585	8,046,786
US Bancorp	191,501	8,751,596
Wells Fargo & Co.	542,704	25,007,800

		148,027,963

Diversified Financial Services — 2.4%
American Express Co.	82,895	7,901,551
BlackRock, Inc.	21,970	8,630,256
Invesco Ltd.	387,630	6,488,926

		23,020,733

Insurance — 4.8%
American International Group, Inc.	141,450	5,574,544
Chubb Ltd.	93,360	12,060,245
Intact Financial Corp.	103,520	7,521,351
Loews Corp.	115,707	5,266,983
Marsh & McLennan Cos., Inc.	111,340	8,879,365
MetLife, Inc.	160,780	6,601,627

		45,904,115

Real Estate Investment Trusts (REITS) — 3.1%
Brixmor Property Group, Inc.	264,230	3,881,539
Crown Castle International Corp.	101,690	11,046,584
HCP, Inc.	294,324	8,220,469
Park Hotels & Resorts, Inc.	248,404	6,453,536

		29,602,128

		246,554,939

Industrial — 9.7%
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	27,410	7,177,034
United Technologies Corp.	162,808	17,335,796

		24,512,830

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	182,100	6,917,979
Johnson Controls International PLC	267,274	7,924,674

		14,842,653

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	73,228	8,768,321

	Number of Shares	Value
Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	76,680	$9,743,728

Miscellaneous – Manufacturing — 2.3%
Eaton Corp. PLC	117,940	8,097,761
General Electric Co.	932,027	7,055,444
Ingersoll-Rand PLC	78,530	7,164,292

		22,317,497

Packaging & Containers — 0.6%
Sealed Air Corp.	157,300	5,480,332

Transportation — 0.8%
Union Pacific Corp.	57,640	7,967,577

		93,632,938

Technology — 7.5%
Computers — 1.3%
International Business Machines Corp.	50,726	5,766,025
NetApp, Inc.	106,590	6,360,225

		12,126,250

Semiconductors — 5.6%
Analog Devices, Inc.	106,110	9,107,421
Intel Corp.	347,070	16,287,995
KLA-Tencor Corp.	59,450	5,320,181
Maxim Integrated Products, Inc.	147,650	7,508,002
QUALCOMM, Inc.	277,545	15,795,086

		54,018,685

Software — 0.6%
Oracle Corp.	124,099	5,603,070

		71,748,005

Utilities — 6.3%
Electric — 6.3%
Dominion Energy, Inc.	255,903	18,286,828
Edison International	108,690	6,170,331
Entergy Corp.	122,634	10,555,108
Eversource Energy	140,720	9,152,429
Exelon Corp.	219,055	9,879,381
Sempra Energy	61,120	6,612,573

		60,656,650

TOTAL COMMON STOCK (Cost $916,140,033)		953,246,681

TOTAL EQUITIES (Cost $916,140,033)		953,246,681

TOTAL LONG-TERM INVESTMENTS (Cost $916,140,033)		953,246,681

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (b)	$8,971,967	$8,971,967

TOTAL SHORT-TERM INVESTMENTS (Cost $8,971,967)		8,971,967

TOTAL INVESTMENTS — 100.2% (Cost $925,112,000) (c)		962,218,648

Other Assets/(Liabilities) — (0.2)%		(2,177,263)

NET ASSETS — 100.0%		$960,041,385

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $8,972,590. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% – 2.250%, maturity dates ranging from 1/15/27 – 2/15/27, and an aggregate market value, including accrued interest, of $9,152,956.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 2.2%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	29,784	$4,766,929
Albemarle Corp.	14,094	1,086,225
Celanese Corp.	18,160	1,633,855
CF Industries Holdings, Inc.	31,358	1,364,387
DowDuPont, Inc.	311,386	16,652,923
Eastman Chemical Co.	19,281	1,409,634
FMC Corp.	18,014	1,332,315
International Flavors & Fragrances, Inc.	13,782	1,850,509
Linde PLC	74,816	11,674,289
LyondellBasell Industries NV Class A	42,554	3,538,791
The Mosaic Co.	49,031	1,432,196
PPG Industries, Inc.	32,867	3,359,993
The Sherwin-Williams Co.	11,181	4,399,276

		54,501,322

Forest Products & Paper — 0.1%
International Paper Co.	55,371	2,234,773

Iron & Steel — 0.1%
Nucor Corp.	43,010	2,228,348

Mining — 0.1%
Freeport-McMoRan, Inc.	197,542	2,036,658
Newmont Mining Corp.	72,200	2,501,730

		4,538,388

		63,502,831

Communications — 14.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	51,028	1,052,708
Omnicom Group, Inc.	30,618	2,242,462

		3,295,170

Internet — 8.8%
Alphabet, Inc. Class A (a)	40,594	42,419,106
Alphabet, Inc. Class C (a)	41,773	43,260,537
Amazon.com, Inc. (a)	55,765	83,757,357
Booking Holdings, Inc. (a)	6,282	10,820,242
eBay, Inc. (a)	123,746	3,473,550
Expedia Group, Inc.	16,318	1,838,223
F5 Networks, Inc. (a)	8,200	1,328,646
Facebook, Inc. Class A (a)	326,196	42,761,034
Netflix, Inc. (a)	59,193	15,843,598
Symantec Corp.	86,657	1,637,384
TripAdvisor, Inc. (a)	13,671	737,414
Twitter, Inc. (a)	98,168	2,821,348
VeriSign, Inc. (a)	14,584	2,162,661

		252,861,100

	Number of Shares	Value
Media — 2.3%
CBS Corp. Class B	45,029	$1,968,668
Charter Communications, Inc. Class A (a)	23,930	6,819,332
Comcast Corp. Class A	616,408	20,988,693
Discovery, Inc. Class A (a)	21,827	540,000
Discovery, Inc. Class C (a)	48,839	1,127,204
DISH Network Corp. Class A (a)	32,013	799,365
News Corp. Class A	53,726	609,790
News Corp. Class B	16,975	196,061
Twenty-First Century Fox, Inc. Class A	143,581	6,909,118
Twenty-First Century Fox, Inc. Class B	66,204	3,163,227
Viacom, Inc. Class B	47,109	1,210,701
The Walt Disney Co.	202,148	22,165,528

		66,497,687

Telecommunications — 3.2%
Arista Networks, Inc. (a)	7,054	1,486,278
AT&T, Inc.	988,049	28,198,918
CenturyLink, Inc.	129,298	1,958,865
Cisco Systems, Inc.	610,589	26,456,821
Juniper Networks, Inc.	46,497	1,251,234
Motorola Solutions, Inc.	22,224	2,556,649
Verizon Communications, Inc.	561,057	31,542,625

		93,451,390

		416,105,347

Consumer, Cyclical — 8.3%
Airlines — 0.5%
Alaska Air Group, Inc.	16,291	991,307
American Airlines Group, Inc.	56,327	1,808,660
Delta Air Lines, Inc.	84,812	4,232,119
Southwest Airlines Co.	68,637	3,190,248
United Continental Holdings, Inc. (a)	31,115	2,605,259

		12,827,593

Apparel — 0.7%
Hanesbrands, Inc.	50,541	633,279
Michael Kors Holdings Ltd. (a)	20,042	759,993
NIKE, Inc. Class B	172,838	12,814,209
PVH Corp.	10,289	956,363
Ralph Lauren Corp.	7,203	745,222
Under Armour, Inc. Class A (a)	26,011	459,614
Under Armour, Inc. Class C (a)	26,502	428,537
VF Corp.	44,113	3,147,022

		19,944,239

Auto Manufacturers — 0.4%
Ford Motor Co.	530,631	4,059,327
General Motors Co.	178,235	5,961,961

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PACCAR, Inc.	47,665	$2,723,578

		12,744,866

Auto Parts & Equipment — 0.1%
Aptiv PLC	36,227	2,230,496
BorgWarner, Inc.	28,156	978,140
The Goodyear Tire & Rubber Co.	30,724	627,077

		3,835,713

Distribution & Wholesale — 0.2%
Copart, Inc. (a)	28,306	1,352,461
Fastenal Co.	39,098	2,044,434
LKQ Corp. (a)	43,548	1,033,394
W.W. Grainger, Inc.	6,190	1,747,808

		6,178,097

Home Builders — 0.1%
D.R. Horton, Inc.	46,543	1,613,180
Lennar Corp. Class A	39,361	1,540,983
PulteGroup, Inc.	34,460	895,616

		4,049,779

Home Furnishing — 0.1%
Leggett & Platt, Inc.	18,382	658,811
Whirlpool Corp.	8,521	910,639

		1,569,450

Housewares — 0.0%
Newell Brands, Inc.	59,030	1,097,368

Leisure Time — 0.2%
Carnival Corp.	54,601	2,691,829
Harley-Davidson, Inc.	21,595	736,822
Norwegian Cruise Line Holdings Ltd. (a)	29,929	1,268,690
Royal Caribbean Cruises Ltd.	23,361	2,284,472

		6,981,813

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	40,519	2,909,264
Marriott International, Inc. Class A	38,316	4,159,585
MGM Resorts International	67,892	1,647,060
Wynn Resorts Ltd.	13,326	1,318,075

		10,033,984

Retail — 5.5%
Advance Auto Parts, Inc.	9,962	1,568,617
AutoZone, Inc. (a)	3,416	2,863,769
Best Buy Co., Inc.	32,106	1,700,334
CarMax, Inc. (a)	24,087	1,510,978
Chipotle Mexican Grill, Inc. (a)	3,282	1,417,135
Costco Wholesale Corp.	59,487	12,118,097
Darden Restaurants, Inc.	16,748	1,672,455
Dollar General Corp.	35,950	3,885,476
Dollar Tree, Inc. (a)	32,219	2,910,020
Foot Locker, Inc.	15,254	811,513
The Gap, Inc.	28,107	724,036

	Number of Shares	Value
Genuine Parts Co.	19,865	$1,907,437
The Home Depot, Inc.	153,236	26,329,010
Kohl’s Corp.	22,712	1,506,714
L Brands, Inc.	31,131	799,133
Lowe’s Cos., Inc.	108,903	10,058,281
Macy’s, Inc.	41,024	1,221,695
McDonald’s Corp.	104,682	18,588,383
Nordstrom, Inc.	15,389	717,281
O’Reilly Automotive, Inc. (a)	10,865	3,741,145
Ross Stores, Inc.	50,891	4,234,131
Starbucks Corp.	168,447	10,847,987
Tapestry, Inc.	38,853	1,311,289
Target Corp.	71,016	4,693,447
Tiffany & Co.	14,893	1,199,035
The TJX Cos., Inc.	168,265	7,528,176
Tractor Supply Co.	16,340	1,363,410
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,749	1,897,265
Walgreens Boots Alliance, Inc.	109,112	7,455,623
Walmart, Inc.	193,281	18,004,125
Yum! Brands, Inc.	42,247	3,883,344

		158,469,341

Textiles — 0.0%
Mohawk Industries, Inc. (a)	8,519	996,382

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	15,956	1,296,425
Mattel, Inc. (a) (b)	48,112	480,639

		1,777,064

		240,505,689

Consumer, Non-cyclical — 23.0%
Agriculture — 1.0%
Altria Group, Inc.	255,140	12,601,365
Archer-Daniels-Midland Co.	76,198	3,121,832
Philip Morris International, Inc.	211,079	14,091,634

		29,814,831

Beverages — 1.9%
Brown-Forman Corp. Class B	22,886	1,088,916
The Coca-Cola Co.	520,166	24,629,860
Constellation Brands, Inc. Class A	22,665	3,644,985
Molson Coors Brewing Co. Class B	24,914	1,399,170
Monster Beverage Corp. (a)	54,069	2,661,276
PepsiCo, Inc.	191,630	21,171,283

		54,595,490

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	30,284	2,948,450
Amgen, Inc.	86,549	16,848,494
Biogen, Inc. (a)	27,361	8,233,472
Celgene Corp. (a)	94,934	6,084,320
Gilead Sciences, Inc.	175,660	10,987,533
Illumina, Inc. (a)	19,963	5,987,503

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (a)	23,706	$1,507,465
Regeneron Pharmaceuticals, Inc. (a)	10,541	3,937,063
Vertex Pharmaceuticals, Inc. (a)	34,704	5,750,800

		62,285,100

Commercial Services — 2.0%
Automatic Data Processing, Inc.	59,386	7,786,692
Cintas Corp.	11,743	1,972,707
Ecolab, Inc.	34,536	5,088,880
Equifax, Inc.	16,353	1,522,955
FleetCor Technologies, Inc. (a)	12,004	2,229,383
Gartner, Inc. (a)	12,334	1,576,779
Global Payments, Inc.	21,654	2,233,177
H&R Block, Inc.	27,085	687,146
IHS Markit Ltd. (a)	48,663	2,334,364
Moody’s Corp.	22,599	3,164,764
Nielsen Holdings PLC	48,463	1,130,642
PayPal Holdings, Inc. (a)	159,931	13,448,598
Quanta Services, Inc.	18,985	571,448
Robert Half International, Inc.	16,444	940,597
Rollins, Inc.	20,044	723,588
S&P Global, Inc.	34,018	5,781,019
Total System Services, Inc.	22,524	1,830,976
United Rentals, Inc. (a)	11,272	1,155,718
Verisk Analytics, Inc. (a)	22,403	2,442,823
The Western Union Co.	60,916	1,039,227

		57,661,483

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	117,806	7,011,813
Coty, Inc. Class A	61,457	403,158
The Estee Lauder Cos., Inc. Class A	29,807	3,877,891
The Procter & Gamble Co.	338,483	31,113,357

		42,406,219

Foods — 1.3%
Campbell Soup Co. (b)	25,441	839,298
Conagra Brands, Inc.	65,908	1,407,795
General Mills, Inc.	81,041	3,155,736
The Hershey Co.	19,033	2,039,957
Hormel Foods Corp.	36,401	1,553,595
The J.M. Smucker Co.	15,247	1,425,442
Kellogg Co.	34,786	1,983,150
The Kraft Heinz Co.	84,417	3,633,308
The Kroger Co.	108,240	2,976,600
Lamb Weston Holdings, Inc.	19,941	1,466,860
McCormick & Co., Inc.	16,568	2,306,928
Mondelez International, Inc. Class A	197,560	7,908,327
Sysco Corp.	64,833	4,062,436
Tyson Foods, Inc. Class A	40,564	2,166,118

		36,925,550

Health Care – Products — 3.8%
Abbott Laboratories	238,516	17,251,862
ABIOMED, Inc. (a)	6,110	1,985,994

	Number of Shares	Value
Align Technology, Inc. (a)	9,945	$2,082,781
Baxter International, Inc.	67,193	4,422,643
Becton, Dickinson & Co.	36,435	8,209,534
Boston Scientific Corp. (a)	187,907	6,640,633
The Cooper Cos., Inc.	6,598	1,679,191
Danaher Corp.	83,780	8,639,394
DENTSPLY SIRONA, Inc.	30,091	1,119,686
Edwards Lifesciences Corp. (a)	28,379	4,346,811
Henry Schein, Inc. (a)	20,689	1,624,500
Hologic, Inc. (a)	36,512	1,500,643
IDEXX Laboratories, Inc. (a)	11,785	2,192,246
Intuitive Surgical, Inc. (a)	15,502	7,424,218
Medtronic PLC	182,438	16,594,561
ResMed, Inc.	19,375	2,206,231
Stryker Corp.	42,182	6,612,029
Thermo Fisher Scientific, Inc.	54,726	12,247,132
Varian Medical Systems, Inc. (a)	12,204	1,382,835
Zimmer Biomet Holdings, Inc.	27,684	2,871,385

		111,034,309

Health Care – Services — 2.2%
Anthem, Inc.	35,113	9,221,727
Centene Corp. (a)	27,859	3,212,143
DaVita, Inc. (a)	17,302	890,361
HCA Healthcare, Inc.	36,440	4,534,958
Humana, Inc.	18,613	5,332,252
IQVIA Holdings, Inc. (a)	21,458	2,492,776
Laboratory Corp. of America Holdings (a)	13,477	1,702,954
Quest Diagnostics, Inc.	18,387	1,531,085
UnitedHealth Group, Inc.	130,626	32,541,549
Universal Health Services, Inc. Class B	11,671	1,360,372
WellCare Health Plans, Inc. (a)	6,894	1,627,604

		64,447,781

Household Products & Wares — 0.4%
Avery Dennison Corp.	11,674	1,048,675
Church & Dwight Co., Inc.	33,043	2,172,908
The Clorox Co.	17,399	2,681,882
Kimberly-Clark Corp.	47,005	5,355,750

		11,259,215

Pharmaceuticals — 6.8%
AbbVie, Inc.	204,235	18,828,425
Allergan PLC	43,039	5,752,593
AmerisourceBergen Corp.	21,261	1,581,818
Bristol-Myers Squibb Co.	221,602	11,518,872
Cardinal Health, Inc.	40,904	1,824,318
Cigna Corp. (a)	51,243	9,732,109
CVS Health Corp.	175,528	11,500,595
Eli Lilly & Co.	128,038	14,816,557
Johnson & Johnson	364,187	46,998,332
McKesson Corp.	26,546	2,932,537

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	352,852	$26,961,421
Mylan NV (a)	69,946	1,916,520
Nektar Therapeutics (a)	23,472	771,525
Perrigo Co. PLC	17,140	664,175
Pfizer, Inc.	785,083	34,268,873
Zoetis, Inc.	65,223	5,579,176

		195,647,846

		666,077,824

Energy — 5.2%
Oil & Gas — 4.4%
Anadarko Petroleum Corp.	68,152	2,987,784
Apache Corp.	51,782	1,359,277
Cabot Oil & Gas Corp.	57,733	1,290,333
Chevron Corp.	259,424	28,222,737
Cimarex Energy Co.	12,612	777,530
Concho Resources, Inc. (a)	27,207	2,796,608
ConocoPhillips	156,261	9,742,873
Devon Energy Corp.	63,869	1,439,607
Diamondback Energy, Inc.	20,907	1,938,079
EOG Resources, Inc.	78,682	6,861,857
Exxon Mobil Corp.	574,863	39,199,908
Helmerich & Payne, Inc.	15,283	732,667
Hess Corp.	34,192	1,384,776
HollyFrontier Corp.	22,036	1,126,480
Marathon Oil Corp.	111,750	1,602,495
Marathon Petroleum Corp.	93,757	5,532,601
Newfield Exploration Co. (a)	27,937	409,556
Noble Energy, Inc.	65,473	1,228,273
Occidental Petroleum Corp.	102,697	6,303,542
Phillips 66	57,557	4,958,536
Pioneer Natural Resources Co.	23,085	3,036,139
Valero Energy Corp.	57,698	4,325,619

		127,257,277

Oil & Gas Services — 0.5%
Baker Hughes a GE Co.	69,328	1,490,552
Halliburton Co.	119,452	3,175,034
National Oilwell Varco, Inc.	51,707	1,328,870
Schlumberger Ltd.	187,349	6,759,552
TechnipFMC PLC	58,629	1,147,956

		13,901,964

Pipelines — 0.3%
Kinder Morgan, Inc.	257,236	3,956,290
ONEOK, Inc.	55,821	3,011,543
The Williams Cos., Inc.	164,161	3,619,750

		10,587,583

		151,746,824

Financial — 17.7%
Banks — 6.5%
Bank of America Corp.	1,239,057	30,530,364
The Bank of New York Mellon Corp.	123,572	5,816,534

	Number of Shares	Value
BB&T Corp.	104,443	$4,524,471
Citigroup, Inc.	331,376	17,251,435
Citizens Financial Group, Inc.	62,562	1,859,968
Comerica, Inc.	22,041	1,513,996
Fifth Third Bancorp	88,490	2,082,170
First Republic Bank	22,236	1,932,308
The Goldman Sachs Group, Inc.	47,038	7,857,698
Huntington Bancshares, Inc.	144,792	1,725,921
JP Morgan Chase & Co.	451,511	44,076,504
KeyCorp	141,869	2,096,824
M&T Bank Corp.	19,139	2,739,365
Morgan Stanley	177,823	7,050,682
Northern Trust Corp.	30,344	2,536,455
The PNC Financial Services Group, Inc.	62,587	7,317,046
Regions Financial Corp.	140,848	1,884,546
State Street Corp.	51,422	3,243,186
SunTrust Banks, Inc.	61,333	3,093,636
SVB Financial Group (a)	7,186	1,364,765
US Bancorp	206,243	9,425,305
Wells Fargo & Co.	575,176	26,504,110
Zions Bancorp NA	26,344	1,073,255

		187,500,544

Diversified Financial Services — 4.0%
Affiliated Managers Group, Inc.	7,129	694,650
Alliance Data Systems Corp.	6,467	970,567
American Express Co.	94,961	9,051,683
Ameriprise Financial, Inc.	19,158	1,999,521
BlackRock, Inc.	16,493	6,478,780
Capital One Financial Corp.	64,491	4,874,875
Cboe Global Markets, Inc.	15,094	1,476,646
The Charles Schwab Corp.	163,054	6,771,633
CME Group, Inc.	48,595	9,141,691
Discover Financial Services	45,695	2,695,091
E*TRADE Financial Corp.	34,470	1,512,544
Franklin Resources, Inc.	40,576	1,203,484
Intercontinental Exchange, Inc.	77,343	5,826,248
Invesco Ltd.	54,681	915,360
Jefferies Financial Group, Inc.	39,402	684,019
Mastercard, Inc. Class A	123,329	23,266,016
Nasdaq, Inc.	15,683	1,279,262
Raymond James Financial, Inc.	17,393	1,294,213
Synchrony Financial	90,283	2,118,039
T. Rowe Price Group, Inc.	32,379	2,989,229
Visa, Inc. Class A	238,544	31,473,495

		116,717,046

Insurance — 4.2%
Aflac, Inc.	103,536	4,717,100
The Allstate Corp.	46,782	3,865,597
American International Group, Inc.	119,986	4,728,648
Aon PLC	32,754	4,761,122
Arthur J Gallagher & Co.	24,585	1,811,915

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assurant, Inc.	6,778	$606,224
Berkshire Hathaway, Inc. Class B (a)	264,146	53,933,330
Brighthouse Financial, Inc. (a)	16,750	510,540
Chubb Ltd.	62,611	8,088,089
Cincinnati Financial Corp.	20,847	1,613,975
Everest Re Group Ltd.	5,432	1,182,872
The Hartford Financial Services Group, Inc.	48,602	2,160,359
Lincoln National Corp.	28,493	1,461,976
Loews Corp.	37,527	1,708,229
Marsh & McLennan Cos., Inc.	68,451	5,458,967
MetLife, Inc.	133,886	5,497,359
Principal Financial Group, Inc.	36,081	1,593,698
The Progressive Corp.	79,203	4,778,317
Prudential Financial, Inc.	56,180	4,581,479
Torchmark Corp.	14,027	1,045,432
The Travelers Cos., Inc.	36,064	4,318,664
Unum Group	29,144	856,251
Willis Towers Watson PLC	17,770	2,698,552

		121,978,695

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	43,081	1,724,963

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc.	14,544	1,676,051
American Tower Corp.	59,840	9,466,090
Apartment Investment & Management Co. Class A	20,751	910,554
AvalonBay Communities, Inc.	18,817	3,275,099
Boston Properties, Inc.	21,027	2,366,589
Crown Castle International Corp.	56,337	6,119,888
Digital Realty Trust, Inc.	28,003	2,983,720
Duke Realty Corp.	49,706	1,287,385
Equinix, Inc.	10,913	3,847,487
Equity Residential	50,120	3,308,421
Essex Property Trust, Inc.	8,976	2,201,005
Extra Space Storage, Inc.	16,916	1,530,560
Federal Realty Investment Trust	10,208	1,204,952
HCP, Inc.	65,243	1,822,237
Host Hotels & Resorts, Inc.	100,600	1,677,002
Iron Mountain, Inc.	39,425	1,277,764
Kimco Realty Corp.	55,503	813,119
The Macerich Co.	14,015	606,569
Mid-America Apartment Communities, Inc.	15,272	1,461,530
Prologis, Inc.	85,493	5,020,149
Public Storage	20,374	4,123,901
Realty Income Corp.	40,119	2,529,102
Regency Centers Corp.	23,361	1,370,824
SBA Communications Corp. (a)	15,283	2,474,165
Simon Property Group, Inc.	42,014	7,057,932
SL Green Realty Corp.	11,724	927,134

	Number of Shares	Value
UDR, Inc.	37,690	$1,493,278
Ventas, Inc.	48,400	2,835,756
Vornado Realty Trust	23,322	1,446,664
Welltower, Inc.	51,018	3,541,159
Weyerhaeuser Co.	100,807	2,203,641

		82,859,727

Savings & Loans — 0.0%
People’s United Financial, Inc.	50,738	732,149

		511,513,124

Industrial — 8.9%
Aerospace & Defense — 2.4%
Arconic, Inc.	59,438	1,002,125
The Boeing Co.	71,695	23,121,637
General Dynamics Corp.	37,752	5,934,992
Harris Corp.	16,087	2,166,115
L3 Technologies, Inc.	10,659	1,851,042
Lockheed Martin Corp.	33,552	8,785,256
Northrop Grumman Corp.	23,555	5,768,620
Raytheon Co.	38,575	5,915,476
TransDigm Group, Inc. (a)	6,624	2,252,557
United Technologies Corp.	110,153	11,729,091

		68,526,911

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	19,156	727,736
Johnson Controls International PLC	125,265	3,714,107
Martin Marietta Materials, Inc.	8,470	1,455,739
Masco Corp.	41,670	1,218,431
Vulcan Materials Co.	17,895	1,768,026

		8,884,039

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	31,495	2,132,212
Emerson Electric Co.	84,996	5,078,511

		7,210,723

Electronics — 1.3%
Agilent Technologies, Inc.	43,312	2,921,827
Allegion PLC	13,262	1,057,114
Amphenol Corp. Class A	40,972	3,319,551
Corning, Inc.	107,965	3,261,623
FLIR Systems, Inc.	19,245	837,927
Fortive Corp.	39,838	2,695,439
Garmin Ltd.	16,526	1,046,426
Honeywell International, Inc.	100,457	13,272,379
Keysight Technologies, Inc. (a)	25,519	1,584,220
Mettler-Toledo International, Inc. (a)	3,438	1,944,464
PerkinElmer, Inc.	14,756	1,159,084
TE Connectivity Ltd.	46,455	3,513,392
Waters Corp. (a)	10,263	1,936,115

		38,549,561

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	19,628	$632,022
Jacobs Engineering Group, Inc.	15,935	931,560

		1,563,582

Environmental Controls — 0.3%
Pentair PLC	21,217	801,578
Republic Services, Inc.	29,382	2,118,148
Waste Management, Inc.	53,222	4,736,226

		7,655,952

Hand & Machine Tools — 0.1%
Snap-on, Inc.	7,543	1,095,923
Stanley Black & Decker, Inc.	20,660	2,473,828

		3,569,751

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	80,038	10,170,429

Machinery – Diversified — 0.7%
Cummins, Inc.	19,999	2,672,666
Deere & Co.	43,641	6,509,928
Dover Corp.	20,109	1,426,734
Flowserve Corp.	18,363	698,161
Rockwell Automation, Inc.	16,285	2,450,567
Roper Technologies, Inc.	14,017	3,735,811
Xylem, Inc.	24,284	1,620,228

		19,114,095

Miscellaneous – Manufacturing — 1.4%
3M Co.	79,011	15,054,756
A.O. Smith Corp.	19,142	817,363
Eaton Corp. PLC	58,838	4,039,817
General Electric Co.	1,180,658	8,937,581
Illinois Tool Works, Inc.	41,570	5,266,503
Ingersoll-Rand PLC	33,344	3,041,973
Parker-Hannifin Corp.	17,882	2,666,922
Textron, Inc.	32,621	1,500,240

		41,325,155

Packaging & Containers — 0.2%
Ball Corp.	45,981	2,114,206
Packaging Corp. of America	12,588	1,050,595
Sealed Air Corp.	20,960	730,246
WestRock Co.	34,662	1,308,837

		5,203,884

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,957	1,133,677

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	18,793	1,580,304
CSX Corp.	108,564	6,745,081
Expeditors International of Washington, Inc.	23,526	1,601,885
FedEx Corp.	32,894	5,306,789
J.B. Hunt Transport Services, Inc.	12,026	1,118,899

	Number of Shares	Value
Kansas City Southern	13,773	$1,314,633
Norfolk Southern Corp.	36,876	5,514,437
Union Pacific Corp.	100,074	13,833,229
United Parcel Service, Inc. Class B	94,345	9,201,468

		46,216,725

		259,124,484

Technology — 15.6%
Computers — 4.9%
Accenture PLC Class A	86,492	12,196,237
Apple, Inc.	612,111	96,554,389
Cognizant Technology Solutions Corp. Class A	78,518	4,984,323
DXC Technology Co.	38,373	2,040,292
Fortinet, Inc. (a)	19,619	1,381,766
Hewlett Packard Enterprise Co.	191,608	2,531,142
HP, Inc.	214,489	4,388,445
International Business Machines Corp.	123,332	14,019,148
NetApp, Inc.	34,365	2,050,560
Seagate Technology PLC	35,607	1,374,074
Western Digital Corp.	39,372	1,455,583

		142,975,959

Office & Business Equipment — 0.0%
Xerox Corp.	28,218	557,588

Semiconductors — 3.7%
Advanced Micro Devices, Inc. (a)	119,409	2,204,290
Analog Devices, Inc.	50,412	4,326,862
Applied Materials, Inc.	133,527	4,371,674
Broadcom, Inc.	56,148	14,277,313
Intel Corp.	619,841	29,089,138
IPG Photonics Corp. (a)	4,839	548,210
KLA-Tencor Corp.	20,496	1,834,187
Lam Research Corp.	20,998	2,859,298
Maxim Integrated Products, Inc.	37,837	1,924,011
Microchip Technology, Inc.	32,132	2,310,933
Micron Technology, Inc. (a)	152,131	4,827,117
NVIDIA Corp.	82,827	11,057,405
Qorvo, Inc. (a)	16,864	1,024,151
QUALCOMM, Inc.	164,637	9,369,492
Skyworks Solutions, Inc.	23,861	1,599,164
Texas Instruments, Inc.	130,531	12,335,179
Xilinx, Inc.	34,410	2,930,700

		106,889,124

Software — 7.0%
Activision Blizzard, Inc.	103,555	4,822,556
Adobe, Inc. (a)	66,273	14,993,604
Akamai Technologies, Inc. (a)	22,039	1,346,142
ANSYS, Inc. (a)	11,397	1,629,087
Autodesk, Inc. (a)	29,701	3,819,846
Broadridge Financial Solutions, Inc.	16,008	1,540,770
Cadence Design Systems, Inc. (a)	38,007	1,652,544

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	44,820	$2,350,361
Citrix Systems, Inc.	17,433	1,786,185
Electronic Arts, Inc. (a)	41,292	3,258,352
Fidelity National Information Services, Inc.	44,376	4,550,759
Fiserv, Inc. (a)	53,924	3,962,875
Intuit, Inc.	35,217	6,932,466
Jack Henry & Associates, Inc.	10,518	1,330,737
Microsoft Corp.	1,049,479	106,595,582
MSCI, Inc.	12,085	1,781,692
Oracle Corp.	345,973	15,620,681
Paychex, Inc.	43,590	2,839,888
Red Hat, Inc. (a)	23,999	4,215,184
salesforce.com, Inc. (a)	103,840	14,222,965
Synopsys, Inc. (a)	20,212	1,702,659
Take-Two Interactive Software, Inc. (a)	15,505	1,596,085

		202,551,020

		452,973,691

Utilities — 3.3%
Electric — 3.2%
AES Corp.	87,994	1,272,393
Alliant Energy Corp.	32,468	1,371,773
Ameren Corp.	33,225	2,167,267
American Electric Power Co., Inc.	67,031	5,009,897
CenterPoint Energy, Inc.	68,062	1,921,390
CMS Energy Corp.	38,199	1,896,580
Consolidated Edison, Inc.	42,224	3,228,447
Dominion Energy, Inc.	89,169	6,372,017
DTE Energy Co.	24,737	2,728,491
Duke Energy Corp.	96,882	8,360,917
Edison International	44,390	2,520,020
Entergy Corp.	24,539	2,112,072
Evergy, Inc.	35,828	2,033,956
Eversource Energy	43,040	2,799,322
Exelon Corp.	131,513	5,931,236
FirstEnergy Corp.	65,937	2,475,934
NextEra Energy, Inc.	64,989	11,296,388
NRG Energy, Inc.	38,895	1,540,242
PG&E Corp. (a)	70,940	1,684,825
Pinnacle West Capital Corp.	15,088	1,285,498
PPL Corp.	97,668	2,766,934
Public Service Enterprise Group, Inc.	68,646	3,573,024
SCANA Corp.	18,782	897,404
Sempra Energy	37,143	4,018,501
The Southern Co.	139,681	6,134,790
WEC Energy Group, Inc.	42,947	2,974,509
Xcel Energy, Inc.	69,852	3,441,608

		91,815,435

	Number of Shares	Value
Gas — 0.0%
NiSource, Inc.	49,466	$1,253,963

Water — 0.1%
American Water Works Co., Inc.	24,672	2,239,477

		95,308,875

TOTAL COMMON STOCK (Cost $1,946,479,924)		2,856,858,689

TOTAL EQUITIES (Cost $1,946,479,924)		2,856,858,689

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	1,338,235	1,338,235

TOTAL MUTUAL FUNDS (Cost $1,338,235)		1,338,235

TOTAL LONG-TERM INVESTMENTS (Cost $1,947,818,159)		2,858,196,924

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (d)	$57,664,098	57,664,098

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 1/10/19 (e)	5,885,000	5,882,053

TOTAL SHORT-TERM INVESTMENTS (Cost $63,545,936)		63,546,151

TOTAL INVESTMENTS — 100.9% (Cost $2,011,364,095) (f)		2,921,743,075

Other Assets/(Liabilities) — (0.9)%		(25,254,682)

NET ASSETS — 100.0%		$2,896,488,393

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $1,306,710 or 0.05% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $57,668,103. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 2/15/27, and an aggregate market value, including accrued interest, of $58,820,199.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E-Mini Index	3/15/19	462	$59,218,835	$(1,348,715)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 97.3%
Basic Materials — 3.7%
Chemicals — 3.7%
CF Industries Holdings, Inc.	45,500	$1,979,705
DowDuPont, Inc.	154,100	8,241,268
Linde PLC	72,281	11,278,727

		21,499,700

Communications — 4.3%
Media — 2.4%
Comcast Corp. Class A	102,500	3,490,125
Twenty-First Century Fox, Inc. Class B	222,000	10,607,160

		14,097,285

Telecommunications — 1.9%
Cisco Systems, Inc.	121,000	5,242,930
Verizon Communications, Inc.	101,000	5,678,220

		10,921,150

		25,018,435

Consumer, Cyclical — 11.5%
Apparel — 3.0%
NIKE, Inc. Class B	231,590	17,170,083

Lodging — 0.4%
Las Vegas Sands Corp.	48,500	2,524,425

Retail — 8.1%
Costco Wholesale Corp.	45,248	9,217,470
McDonald’s Corp.	102,497	18,200,392
The TJX Cos., Inc.	370,440	16,573,486
Walmart, Inc.	28,650	2,668,747

		46,660,095

		66,354,603

Consumer, Non-cyclical — 27.0%
Agriculture — 0.4%
Philip Morris International, Inc.	35,450	2,366,642

Beverages — 9.0%
The Coca-Cola Co.	386,220	18,287,517
Diageo PLC	466,049	16,565,021
PepsiCo, Inc.	156,399	17,278,961

		52,131,499

Biotechnology — 0.6%
Gilead Sciences, Inc.	50,500	3,158,775

Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	246,798	14,689,417

Foods — 0.5%
Tyson Foods, Inc. Class A	57,500	3,070,500

	Number of Shares	Value
Health Care – Products — 5.3%
Becton, Dickinson & Co.	13,200	$2,974,224
Danaher Corp.	90,818	9,365,152
Medtronic PLC	201,330	18,312,977

		30,652,353

Health Care – Services — 2.6%
Anthem, Inc.	26,000	6,828,380
UnitedHealth Group, Inc.	32,546	8,107,860

		14,936,240

Household Products & Wares — 0.9%
Kimberly-Clark Corp.	44,050	5,019,057

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	321,745	16,724,305
Johnson & Johnson	105,327	13,592,449

		30,316,754

		156,341,237

Energy — 3.1%
Oil & Gas — 2.6%
Hess Corp.	82,000	3,321,000
Occidental Petroleum Corp.	50,500	3,099,690
Total SA	157,500	8,320,413

		14,741,103

Pipelines — 0.5%
TransCanada Corp.	84,000	2,998,800

		17,739,903

Financial — 25.2%
Banks — 7.2%
Fifth Third Bancorp	120,000	2,823,600
JP Morgan Chase & Co.	67,900	6,628,398
Morgan Stanley	143,000	5,669,950
The PNC Financial Services Group, Inc.	131,821	15,411,193
State Street Corp.	62,700	3,954,489
Wells Fargo & Co.	151,500	6,981,120

		41,468,750

Diversified Financial Services — 4.8%
American Express Co.	164,706	15,699,776
Visa, Inc. Class A	92,094	12,150,882

		27,850,658

Insurance — 7.1%
American International Group, Inc.	88,000	3,468,080
Brighthouse Financial, Inc. (a)	40,500	1,234,440
Chubb Ltd.	171,617	22,169,484
Loews Corp.	9,000	409,680
Marsh & McLennan Cos., Inc.	139,284	11,107,899
MetLife, Inc.	71,000	2,915,260

		41,304,843

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 6.1%
American Tower Corp.	107,372	$16,985,177
Public Storage	75,648	15,311,912
SL Green Realty Corp.	35,400	2,799,432

		35,096,521

		145,720,772

Industrial — 15.2%
Aerospace & Defense — 5.4%
The Boeing Co.	17,850	5,756,625
General Dynamics Corp.	69,809	10,974,673
Harris Corp.	35,950	4,840,668
Lockheed Martin Corp.	36,591	9,580,987

		31,152,953

Building Materials — 0.9%
Johnson Controls International PLC	171,500	5,084,975

Miscellaneous – Manufacturing — 1.6%
3M Co.	47,559	9,061,892

Transportation — 7.3%
Canadian National Railway Co.	216,353	16,023,624
Union Pacific Corp.	110,048	15,211,935
United Parcel Service, Inc. Class B	116,316	11,344,300

		42,579,859

		87,879,679

Technology — 6.1%
Computers — 2.1%
Accenture PLC Class A	87,162	12,290,714

Semiconductors — 1.0%
QUALCOMM, Inc.	97,000	5,520,270

Software — 3.0%
Microsoft Corp.	171,699	17,439,467

		35,250,451

Utilities — 1.2%
Electric — 1.2%
PG&E Corp. (a)	41,000	973,750
The Southern Co.	133,000	5,841,360

		6,815,110

TOTAL COMMON STOCK (Cost $543,516,344)		562,619,890

PREFERRED STOCK — 0.9%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. Convertible 6.125%	28,422	1,639,097

	Number of Shares	Value

Utilities — 0.6%
Electric — 0.6%
Sempra Energy Convertible 6.000%	36,700	$3,490,537
Sempra Energy Convertible 6.750%	2,750	265,210

		3,755,747

TOTAL PREFERRED STOCK (Cost $5,371,231)		5,394,844

TOTAL EQUITIES (Cost $548,887,575)		568,014,734

TOTAL LONG-TERM INVESTMENTS (Cost $548,887,575)		568,014,734

SHORT-TERM INVESTMENTS — 1.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,025	1,025

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (b)	$9,476,604	9,476,604

TOTAL SHORT-TERM INVESTMENTS (Cost $9,477,629)		9,477,629

TOTAL INVESTMENTS — 99.9% (Cost $558,365,204) (c)		577,492,363

Other Assets/(Liabilities) — 0.1%		523,825

NET ASSETS — 100.0%		$578,016,188

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $9,477,263. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $9,672,019.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 0.9%
Chemicals — 0.9%
CF Industries Holdings, Inc.	26,002	$1,131,347

Communications — 17.0%
Internet — 13.4%
Alphabet, Inc. Class C (a)	7,305	7,565,131
Amazon.com, Inc. (a)	3,337	5,012,074
Booking Holdings, Inc. (a)	1,005	1,731,032
Facebook, Inc. Class A (a)	1,647	215,905
VeriSign, Inc. (a)	10,400	1,542,216

		16,066,358

Media — 0.3%
FactSet Research Systems, Inc.	2,029	406,064

Telecommunications — 3.3%
Cisco Systems, Inc.	37,013	1,603,773
Verizon Communications, Inc.	40,911	2,300,017

		3,903,790

		20,376,212

Consumer, Cyclical — 11.8%
Apparel — 1.4%
NIKE, Inc. Class B	21,665	1,606,243

Retail — 10.4%
AutoZone, Inc. (a)	1,794	1,503,982
The Home Depot, Inc.	15,550	2,671,801
Lowe’s Cos., Inc.	15,940	1,472,218
McDonald’s Corp.	14,946	2,653,961
O’Reilly Automotive, Inc. (a)	4,845	1,668,279
Ross Stores, Inc.	14,069	1,170,541
The TJX Cos., Inc.	29,965	1,340,634

		12,481,416

		14,087,659

Consumer, Non-cyclical — 25.3%
Beverages — 0.6%
Monster Beverage Corp. (a)	13,977	687,948

Biotechnology — 5.1%
Amgen, Inc.	14,719	2,865,348
Biogen, Inc. (a)	5,219	1,570,501
Gilead Sciences, Inc.	26,750	1,673,213

		6,109,062

Commercial Services — 8.0%
Experian PLC	34,882	847,797
FleetCor Technologies, Inc. (a)	7,253	1,347,027
Gartner, Inc. (a)	3,917	500,749
Global Payments, Inc.	16,621	1,714,124
IHS Markit Ltd. (a)	28,643	1,374,005

	Number of Shares	Value
PayPal Holdings, Inc. (a)	20,106	$1,690,714
S&P Global, Inc.	7,159	1,216,600
Worldpay, Inc. Class A (a)	11,283	862,360

		9,553,376

Cosmetics & Personal Care — 2.1%
The Procter & Gamble Co.	27,316	2,510,887

Health Care – Products — 4.8%
Baxter International, Inc.	21,206	1,395,779
Danaher Corp.	14,508	1,496,065
Edwards Lifesciences Corp. (a)	8,400	1,286,628
Thermo Fisher Scientific, Inc.	6,983	1,562,725

		5,741,197

Health Care – Services — 2.6%
Anthem, Inc.	7,739	2,032,494
ICON PLC (a)	8,116	1,048,668

		3,081,162

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	31,606	1,642,880
CVS Health Corp.	14,627	958,361

		2,601,241

		30,284,873

Energy — 1.3%
Oil & Gas — 1.3%
BP PLC Sponsored ADR	14,489	549,423
Chevron Corp.	8,809	958,331

		1,507,754

Financial — 12.3%
Diversified Financial Services — 9.9%
American Express Co.	20,076	1,913,644
Intercontinental Exchange, Inc.	25,358	1,910,218
Mastercard, Inc. Class A	15,853	2,990,669
TD Ameritrade Holding Corp.	26,201	1,282,801
Visa, Inc. Class A	28,086	3,705,667

		11,802,999

Real Estate Investment Trusts (REITS) — 2.4%
American Tower Corp.	18,101	2,863,397

		14,666,396

Industrial — 5.6%
Aerospace & Defense — 0.9%
Raytheon Co.	7,413	1,136,784

Electrical Components & Equipment — 0.8%
Emerson Electric Co.	16,717	998,841

Electronics — 0.8%
Fortive Corp.	13,767	931,475

Machinery – Diversified — 1.2%
Roper Technologies, Inc.	5,292	1,410,424

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.9%
Expeditors International of Washington, Inc.	9,427	$641,884
Norfolk Southern Corp.	10,765	1,609,798

		2,251,682

		6,729,206

Technology — 24.5%
Computers — 7.3%
Apple, Inc.	31,721	5,003,670
Check Point Software Technologies Ltd. (a)	17,978	1,845,442
Fortinet, Inc. (a)	9,425	663,803
NetApp, Inc.	21,662	1,292,572

		8,805,487

Software — 17.2%
Adobe, Inc. (a)	8,735	1,976,206
Electronic Arts, Inc. (a)	6,702	528,855
Fiserv, Inc. (a)	11,689	859,025
Guidewire Software, Inc. (a)	5,133	411,820
Intuit, Inc.	6,995	1,376,966
Microsoft Corp.	100,270	10,184,424
salesforce.com, Inc. (a)	17,357	2,377,388
ServiceNow, Inc. (a)	3,737	665,373
SS&C Technologies Holdings, Inc	21,341	962,692
VMware, Inc. Class A	8,883	1,218,126

		20,560,875

		29,366,362

TOTAL COMMON STOCK (Cost $109,254,851)		118,149,809

TOTAL EQUITIES (Cost $109,254,851)		118,149,809

TOTAL LONG-TERM INVESTMENTS (Cost $109,254,851)		118,149,809

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (b)	$1,761,661	1,761,661

TOTAL SHORT-TERM INVESTMENTS (Cost $1,761,661)		1,761,661

Value

TOTAL INVESTMENTS — 100.2% (Cost $111,016,512) (c)	$119,911,470

Other Assets/(Liabilities) — (0.2)%	(218,120)

NET ASSETS — 100.0%	$119,693,350

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $1,761,783. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $1,799,214.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 0.2%
Chemicals — 0.2%
Air Products & Chemicals, Inc.	7,056	$1,129,313
DowDuPont, Inc.	5,800	310,184
The Sherwin-Williams Co.	8,470	3,332,606

		4,772,103

Communications — 28.4%
Internet — 26.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	773,036	105,960,044
Alphabet, Inc. Class A (a)	58,482	61,111,351
Alphabet, Inc. Class C (a)	99,359	102,897,174
Amazon.com, Inc. (a)	152,508	229,062,441
Booking Holdings, Inc. (a)	25,964	44,720,913
Ctrip.com International Ltd. ADR (a)	2,959	80,071
Facebook, Inc. Class A (a)	867,707	113,747,711
IAC/InterActiveCorp (a)	19,900	3,642,496
Netflix, Inc. (a)	70,175	18,783,040
Tencent Holdings Ltd.	846,300	33,546,508

		713,551,749

Media — 0.8%
FactSet Research Systems, Inc.	109,846	21,983,480

Telecommunications — 1.4%
Cisco Systems, Inc.	848,731	36,775,514
Motorola Solutions, Inc.	7,100	816,784

		37,592,298

		773,127,527

Consumer, Cyclical — 7.1%
Airlines — 0.7%
Alaska Air Group, Inc.	29,814	1,814,182
American Airlines Group, Inc.	64,562	2,073,086
Delta Air Lines, Inc.	126,864	6,330,513
United Continental Holdings, Inc. (a)	90,245	7,556,214

		17,773,995

Auto Manufacturers — 0.7%
Ferrari NV	13,677	1,360,041
Tesla, Inc. (a)	54,177	18,030,106

		19,390,147

Auto Parts & Equipment — 0.3%
Aptiv PLC	115,500	7,111,335

Leisure Time — 0.3%
Norwegian Cruise Line Holdings Ltd. (a)	33,050	1,400,989
Royal Caribbean Cruises Ltd.	71,802	7,021,518

		8,422,507

	Number of Shares	Value
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	76,045	$5,460,031
Marriott International, Inc. Class A	84,101	9,130,004
Wynn Resorts Ltd.	2,193	216,910

		14,806,945

Retail — 4.6%
Dollar General Corp.	139,631	15,091,318
McDonald’s Corp.	39,342	6,985,959
Restaurant Brands International, Inc.	74,263	3,883,955
Ross Stores, Inc.	159,775	13,293,280
Starbucks Corp.	610,065	39,288,186
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,100	759,004
Yum China Holdings, Inc.	454,820	15,250,115
Yum! Brands, Inc.	342,365	31,470,191

		126,022,008

		193,526,937

Consumer, Non-cyclical — 26.5%
Agriculture — 0.0%
Philip Morris International, Inc.	2,166	144,602

Beverages — 2.8%
The Coca-Cola Co.	732,046	34,662,378
Constellation Brands, Inc. Class A	3,000	482,460
Monster Beverage Corp. (a)	818,153	40,269,491

		75,414,329

Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc. (a)	95,471	9,295,057
Amgen, Inc.	126,530	24,631,595
Biogen, Inc. (a)	301	90,577
Celgene Corp. (a)	5,605	359,224
Illumina, Inc. (a)	5,710	1,712,600
Regeneron Pharmaceuticals, Inc. (a)	115,551	43,158,298
Vertex Pharmaceuticals, Inc. (a)	152,574	25,283,038

		104,530,389

Commercial Services — 2.8%
Ant International Co., Ltd. Class C (a) (b) (c)	598,619	3,358,253
Automatic Data Processing, Inc.	103,605	13,584,688
Cintas Corp.	8,654	1,453,786
CoStar Group, Inc. (a)	3,085	1,040,694
FleetCor Technologies, Inc. (a)	12,688	2,356,415
Global Payments, Inc.	160,400	16,542,052
IHS Markit Ltd. (a)	4,265	204,592
PayPal Holdings, Inc. (a)	303,442	25,516,438
S&P Global, Inc.	24,234	4,118,326
Worldpay, Inc. Class A (a)	97,087	7,420,359

		75,595,603

Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	400,256	23,823,237
The Procter & Gamble Co.	405,673	37,289,462

		61,112,699

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.3%
Danone SA Sponsored ADR	2,495,015	$34,880,310

Health Care – Products — 5.3%
Abbott Laboratories	68,400	4,947,372
Becton, Dickinson & Co.	132,099	29,764,547
Danaher Corp.	149,288	15,394,579
Intuitive Surgical, Inc. (a)	54,073	25,896,641
Stryker Corp.	187,470	29,385,922
Thermo Fisher Scientific, Inc.	73,637	16,479,224
Varian Medical Systems, Inc. (a)	199,815	22,641,038

		144,509,323

Health Care – Services — 3.7%
Anthem, Inc.	85,570	22,473,249
Centene Corp. (a)	70,840	8,167,852
HCA Healthcare, Inc.	29,700	3,696,165
Humana, Inc.	33,573	9,617,993
UnitedHealth Group, Inc.	193,694	48,253,049
WellCare Health Plans, Inc. (a)	32,287	7,622,638

		99,830,946

Pharmaceuticals — 4.5%
Cigna Corp. (a)	137,291	26,074,307
Eli Lilly & Co.	99,155	11,474,216
Merck & Co., Inc.	303,941	23,224,132
Novartis AG Sponsored ADR	271,215	23,272,959
Novo Nordisk A/S Sponsored ADR	787,057	36,259,716
Pfizer, Inc.	35,900	1,567,035
Zoetis, Inc.	14,154	1,210,733

		123,083,098

		719,101,299

Energy — 0.7%
Oil & Gas Services — 0.7%
Schlumberger Ltd.	561,606	20,262,745

Financial — 11.3%
Banks — 0.9%
Citigroup, Inc.	4,986	259,571
The Goldman Sachs Group, Inc.	400	66,820
JP Morgan Chase & Co.	57,334	5,596,945
Morgan Stanley	404,005	16,018,798
Northern Trust Corp.	2,471	206,551
State Street Corp.	16,349	1,031,132

		23,179,817

Diversified Financial Services — 9.6%
American Express Co.	149,097	14,211,926
Ameriprise Financial, Inc.	1,900	198,303
The Charles Schwab Corp.	291,166	12,092,124
Intercontinental Exchange, Inc.	149,996	11,299,198
Mastercard, Inc. Class A	230,280	43,442,322
Raymond James Financial, Inc.	20,729	1,542,445
SEI Investments Co.	571,830	26,418,546
TD Ameritrade Holding Corp.	464,028	22,718,811

	Number of Shares	Value
Visa, Inc. Class A	985,255	$129,994,545

		261,918,220

Insurance — 0.8%
American International Group, Inc.	51,955	2,047,546
Chubb Ltd.	19,993	2,582,696
Marsh & McLennan Cos., Inc.	30,773	2,454,147
The Progressive Corp.	27,507	1,659,497
Willis Towers Watson PLC	79,134	12,017,289

		20,761,175

Real Estate Investment Trusts (REITS) — 0.0%
American Tower Corp.	5,209	824,012

		306,683,224

Industrial — 7.5%
Aerospace & Defense — 2.7%
The Boeing Co.	178,675	57,622,688
Harris Corp.	42,235	5,686,943
L3 Technologies, Inc.	1,173	203,703
Northrop Grumman Corp.	42,327	10,365,882

		73,879,216

Electronics — 0.6%
Agilent Technologies, Inc.	15,000	1,011,900
Corning, Inc.	11,046	333,700
Fortive Corp.	79,036	5,347,576
Honeywell International, Inc.	68,370	9,033,044

		15,726,220

Machinery – Diversified — 1.7%
Deere & Co.	236,990	35,351,798
Roper Technologies, Inc.	42,094	11,218,893
Xylem, Inc.	9,300	620,496

		47,191,187

Packaging & Containers — 0.1%
Ball Corp.	55,982	2,574,052

Transportation — 2.4%
Canadian Pacific Railway Ltd.	23,081	4,099,647
CSX Corp.	99,354	6,172,864
Expeditors International of Washington, Inc.	551,348	37,541,285
Kansas City Southern	6,821	651,064
Norfolk Southern Corp.	6,416	959,449
Union Pacific Corp.	17,186	2,375,621
United Parcel Service, Inc. Class B	123,560	12,050,807

		63,850,737

		203,221,412

Technology — 17.1%
Computers — 0.3%
Apple, Inc.	47,056	7,422,613

Semiconductors — 2.1%
Broadcom, Inc.	5,574	1,417,357

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp.	900	$122,553
Maxim Integrated Products, Inc.	124,467	6,329,147
Microchip Technology, Inc.	2,941	211,517
NVIDIA Corp.	34,400	4,592,400
QUALCOMM, Inc.	621,482	35,368,540
Texas Instruments, Inc.	80,152	7,574,364
Xilinx, Inc.	34,970	2,978,395

		58,594,273

Software — 14.7%
Activision Blizzard, Inc.	49,976	2,327,382
Autodesk, Inc. (a)	391,718	50,378,852
Cerner Corp. (a)	471,681	24,734,952
Electronic Arts, Inc. (a)	14,168	1,117,997
Fidelity National Information Services, Inc.	79,052	8,106,783
Fiserv, Inc. (a)	146,024	10,731,304
Intuit, Inc.	123,071	24,226,526
Microsoft Corp.	1,265,347	128,521,295
Oracle Corp.	1,307,788	59,046,628
Red Hat, Inc. (a)	15,445	2,712,760
salesforce.com, Inc. (a)	228,735	31,329,833
ServiceNow, Inc. (a)	141,281	25,155,082
Splunk, Inc. (a)	65,126	6,828,461
VMware, Inc. Class A	49,200	6,746,796
Workday, Inc. Class A (a)	108,887	17,387,076

		399,351,727

		465,368,613

Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc.	804	139,751
Sempra Energy	15,916	1,721,952

		1,861,703

TOTAL COMMON STOCK (Cost $2,096,933,934)		2,687,925,563

TOTAL EQUITIES (Cost $2,096,933,934)		2,687,925,563

TOTAL LONG-TERM INVESTMENTS (Cost $2,096,933,934)		2,687,925,563

SHORT-TERM INVESTMENTS — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,047	1,047

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (d)	$8,039,401	$8,039,401

TOTAL SHORT-TERM INVESTMENTS (Cost $8,040,448)		8,040,448

TOTAL INVESTMENTS — 99.2% (Cost $2,104,974,382) (e)		2,695,966,011

Other Assets/(Liabilities) — 0.8%		22,785,287

NET ASSETS — 100.0%		$2,718,751,298

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $3,358,253 or 0.12% of net assets.

(d)

Maturity value of $8,039,959. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 2/15/27, and an aggregate market value, including accrued interest, of $8,201,456.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Communications — 27.6%
Internet — 23.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	174,621	$23,935,301
Alphabet, Inc. Class A (a)	23,943	25,019,477
Alphabet, Inc. Class C (a)	5,851	6,059,354
Amazon.com, Inc. (a)	16,000	24,031,520
Booking Holdings, Inc. (a)	4,000	6,889,680
Facebook, Inc. Class A (a)	58,700	7,694,983
Match Group, Inc. (b)	135,000	5,773,950
Netflix, Inc. (a)	63,400	16,969,644
Palo Alto Networks, Inc. (a)	42,700	8,042,545
TripAdvisor, Inc. (a)	234,903	12,670,668

		137,087,122

Media — 2.9%
Charter Communications, Inc. Class A (a)	20,275	5,777,767
Liberty Global PLC Series A (a)	82,029	1,750,499
Liberty Global PLC Series C (a)	457,188	9,436,360

		16,964,626

Telecommunications — 1.4%
Arista Networks, Inc. (a)	39,292	8,278,824

		162,330,572

Consumer, Cyclical — 6.8%
Retail — 4.6%
Dollar General Corp.	118,109	12,765,220
Dollar Tree, Inc. (a)	114,212	10,315,628
Floor & Decor Holdings, Inc. Class A (a) (b)	156,600	4,055,940

		27,136,788

Toys, Games & Hobbies — 2.2%
Hasbro, Inc.	154,372	12,542,725

		39,679,513

Consumer, Non-cyclical — 23.1%
Beverages — 1.6%
Monster Beverage Corp. (a)	188,800	9,292,736

Biotechnology — 9.3%
Alexion Pharmaceuticals, Inc. (a)	47,600	4,634,336
Biogen, Inc. (a)	44,535	13,401,472
BioMarin Pharmaceutical, Inc. (a)	60,800	5,177,120
Illumina, Inc. (a)	67,884	20,360,448
Loxo Oncology, Inc. (a)	29,486	4,130,104
Regeneron Pharmaceuticals, Inc. (a)	18,400	6,872,400

		54,575,880

	Number of Shares	Value
Commercial Services — 3.5%
CoStar Group, Inc. (a)	26,900	$9,074,446
PayPal Holdings, Inc. (a)	138,849	11,675,812

		20,750,258

Health Care – Products — 3.3%
ABIOMED, Inc. (a)	7,400	2,405,296
Align Technology, Inc. (a)	30,300	6,345,729
Edwards Lifesciences Corp. (a)	71,100	10,890,387

		19,641,412

Health Care – Services — 4.8%
IQVIA Holdings, Inc. (a)	139,585	16,215,590
UnitedHealth Group, Inc.	48,658	12,121,681

		28,337,271

Pharmaceuticals — 0.6%
Sarepta Therapeutics, Inc. (a)	29,600	3,230,248

		135,827,805

Financial — 16.1%
Diversified Financial Services — 12.9%
The Charles Schwab Corp.	248,412	10,316,550
CME Group, Inc.	46,632	8,772,412
Intercontinental Exchange, Inc.	155,950	11,747,714
Mastercard, Inc. Class A	55,840	10,534,216
Visa, Inc. Class A	261,259	34,470,512

		75,841,404

Private Equity — 2.2%
KKR & Co., Inc. Class A	665,000	13,053,950

Real Estate Investment Trusts (REITS) — 1.0%
Crown Castle International Corp.	55,470	6,025,706

		94,921,060

Industrial — 1.4%
Transportation — 1.4%
FedEx Corp.	52,532	8,474,988

Technology — 22.8%
Semiconductors — 1.6%
Applied Materials, Inc.	288,793	9,455,083

Software — 21.2%
Activision Blizzard, Inc.	102,600	4,778,082
Adobe, Inc. (a)	66,300	14,999,712
Atlassian Corp. PLC Class A (a)	37,000	3,292,260
Autodesk, Inc. (a)	82,196	10,571,227
Microsoft Corp.	272,270	27,654,464
salesforce.com, Inc. (a)	137,700	18,860,769
ServiceNow, Inc. (a)	112,900	20,101,845
Splunk, Inc. (a)	64,900	6,804,765
Take-Two Interactive Software, Inc. (a)	115,456	11,885,041

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	35,600	$5,684,608

		124,632,773

		134,087,856

TOTAL COMMON STOCK (Cost $452,209,521)		575,321,794

TOTAL EQUITIES (Cost $452,209,521)		575,321,794

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	7,921,784	7,921,784

TOTAL MUTUAL FUNDS (Cost $7,921,784)		7,921,784

TOTAL LONG-TERM INVESTMENTS (Cost $460,131,305)		583,243,578

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (d)	$10,289,083	10,289,083

TOTAL SHORT-TERM INVESTMENTS (Cost $10,289,083)		10,289,083

TOTAL INVESTMENTS — 100.9% (Cost $470,420,388) (e)		593,532,661

Other Assets/(Liabilities) — (0.9)%		(5,128,991)

NET ASSETS — 100.0%		$588,403,670

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $7,743,623 or 1.32% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $10,289,797. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $10,502,043.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Consumer, Cyclical — 11.2%
Airlines — 1.3%
Southwest Airlines Co.	23,397	$1,087,492

Auto Manufacturers — 1.5%
Honda Motor Co. Ltd. Sponsored ADR	28,312	748,852
PACCAR, Inc.	9,192	525,231

		1,274,083

Auto Parts & Equipment — 1.1%
Aptiv PLC	2,939	180,954
BorgWarner, Inc.	20,856	724,538

		905,492

Food Services — 0.9%
Sodexo SA	7,607	777,997

Home Builders — 1.8%
PulteGroup, Inc.	38,348	996,665
Thor Industries, Inc.	10,217	531,284

		1,527,949

Leisure Time — 0.7%
Carnival Corp.	11,620	572,866

Retail — 3.9%
Advance Auto Parts, Inc.	5,520	869,179
Genuine Parts Co.	7,477	717,942
MSC Industrial Direct Co., Inc. Class A	15,257	1,173,568
Target Corp.	8,513	562,624

		3,323,313

		9,469,192

Consumer, Non-cyclical — 15.8%
Beverages — 0.5%
Molson Coors Brewing Co. Class B	7,686	431,646

Foods — 5.9%
Conagra Brands, Inc.	40,769	870,826
The J.M. Smucker Co.	4,718	441,086
Kellogg Co.	8,819	502,771
Mondelez International, Inc. Class A	26,200	1,048,786
Orkla ASA	156,999	1,234,557
Sysco Corp.	13,456	843,153

		4,941,179

Health Care – Products — 4.5%
Hologic, Inc. (a)	13,722	563,974
Siemens Healthineers AG (a) (b)	10,051	420,831
Zimmer Biomet Holdings, Inc.	27,560	2,858,523

		3,843,328

	Number of Shares	Value
Health Care – Services — 1.2%
Quest Diagnostics, Inc.	11,986	$998,074

Household Products & Wares — 1.1%
Kimberly-Clark Corp.	8,096	922,458

Pharmaceuticals — 2.6%
Cardinal Health, Inc.	27,629	1,232,253
McKesson Corp.	8,481	936,896

		2,169,149

		13,305,834

Energy — 7.7%
Oil & Gas — 4.7%
Anadarko Petroleum Corp.	13,932	610,779
Cimarex Energy Co.	11,166	688,384
Devon Energy Corp.	34,113	768,907
EQT Corp.	33,173	626,638
Imperial Oil Ltd.	14,625	370,553
Noble Energy, Inc.	44,474	834,332

		3,899,593

Oil & Gas Services — 2.4%
Baker Hughes a GE Co.	43,163	928,004
Halliburton Co.	23,006	611,499
National Oilwell Varco, Inc.	18,815	483,546

		2,023,049

Pipelines — 0.6%
Equitrans Midstream Corp. (a)	26,539	531,311

		6,453,953

Financial — 27.8%
Banks — 14.1%
Bank of Hawaii Corp.	3,338	224,714
BB&T Corp.	42,633	1,846,862
Comerica, Inc.	3,804	261,297
Commerce Bancshares, Inc.	16,257	916,407
First Hawaiian, Inc.	42,766	962,663
M&T Bank Corp.	8,092	1,158,208
Northern Trust Corp.	27,522	2,300,564
Prosperity Bancshares, Inc.	7,323	456,223
State Street Corp.	10,662	672,452
SunTrust Banks, Inc.	18,101	913,014
UMB Financial Corp.	19,226	1,172,209
Westamerica Bancorp.	17,420	969,946

		11,854,559

Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.	11,189	1,167,796
Invesco Ltd.	80,487	1,347,352

		2,515,148

Insurance — 5.3%
Aflac, Inc.	11,984	545,991
Arthur J Gallagher & Co.	4,813	354,718

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brown & Brown, Inc.	17,757	$489,383
Chubb Ltd.	9,924	1,281,982
ProAssurance Corp.	10,506	426,123
Reinsurance Group of America, Inc.	5,934	832,125
Torchmark Corp.	3,867	288,208
The Travelers Cos., Inc.	2,174	260,337

		4,478,867

Real Estate Investment Trusts (REITS) — 4.4%
American Tower Corp.	2,135	337,736
Empire State Realty Trust, Inc. Class A	24,252	345,106
MGM Growth Properties LLC Class A	31,674	836,510
Piedmont Office Realty Trust, Inc. Class A	40,823	695,624
Weyerhaeuser Co.	68,661	1,500,929

		3,715,905

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	68,666	876,865

		23,441,344

Industrial — 18.4%
Building Materials — 1.6%
Johnson Controls International PLC	44,788	1,327,964

Electrical Components & Equipment — 4.2%
Emerson Electric Co.	12,454	744,127
Hubbell, Inc.	21,139	2,099,948
Schneider Electric SE	10,281	699,694

		3,543,769

Electronics — 1.8%
nVent Electric PLC	27,664	621,333
TE Connectivity Ltd.	11,717	886,157

		1,507,490

Environmental Controls — 0.7%
Republic Services, Inc.	7,663	552,426

Machinery – Construction & Mining — 0.8%
Atlas Copco AB Class B	31,148	682,922

Machinery – Diversified — 1.3%
Cummins, Inc.	8,084	1,080,346

Miscellaneous – Manufacturing — 2.7%
Eaton Corp. PLC	12,128	832,708
IMI PLC	75,660	907,577
Ingersoll-Rand PLC	2,435	222,145
Textron, Inc.	7,123	327,587

		2,290,017

Packaging & Containers — 4.2%
Graphic Packaging Holding Co.	109,673	1,166,921
Sonoco Products Co.	22,550	1,198,081
WestRock Co.	31,804	1,200,919

		3,565,921

	Number of Shares	Value
Transportation — 1.1%
Heartland Express, Inc.	49,394	$903,910

		15,454,765

Technology — 5.9%
Computers — 0.7%
HP, Inc.	28,895	591,192

Semiconductors — 4.4%
Applied Materials, Inc.	16,012	524,233
Lam Research Corp.	4,977	677,718
Maxim Integrated Products, Inc.	23,054	1,172,296
Microchip Technology, Inc.	12,045	866,276
Teradyne, Inc.	14,005	439,477

		3,680,000

Software — 0.8%
Cerner Corp. (a)	12,677	664,782

		4,935,974

Utilities — 8.7%
Electric — 7.2%
Ameren Corp.	14,063	917,330
Edison International	10,390	589,840
Eversource Energy	8,401	546,401
NorthWestern Corp.	22,500	1,337,400
Pinnacle West Capital Corp.	12,579	1,071,731
Xcel Energy, Inc.	32,860	1,619,012

		6,081,714

Gas — 1.5%
Atmos Energy Corp.	6,626	614,363
Spire, Inc.	8,800	651,904

		1,266,267

		7,347,981

TOTAL COMMON STOCK (Cost $92,701,271)		80,409,043

TOTAL EQUITIES (Cost $92,701,271)		80,409,043

MUTUAL FUNDS — 1.8%
Diversified Financial Services — 1.8%
iShares Russell Mid-Cap Value ETF	19,919	1,520,816

TOTAL MUTUAL FUNDS (Cost $1,736,165)		1,520,816

TOTAL LONG-TERM INVESTMENTS (Cost $94,437,436)		81,929,859

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (c)	$2,506,508	$2,506,508

TOTAL SHORT-TERM INVESTMENTS (Cost $2,506,508)		2,506,508

TOTAL INVESTMENTS — 100.3% (Cost $96,943,944) (d)		84,436,367

Other Assets/(Liabilities) — (0.3)%		(284,654)

NET ASSETS — 100.0%		$84,151,713

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $420,831 or 0.50% of net assets.

(c)

Maturity value of $2,506,682. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,559,656.

(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at December 31, 2018:

Counterparty			Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
JPY	1,861,605	Bank of America N.A.	3/29/19	$16,981	$116

NOK	385,399	Goldman Sachs & Co.	3/29/19	44,370	371
SEK	135,556	Goldman Sachs & Co.	3/29/19	15,084	317

				59,454	688

CAD	19,393	Morgan Stanley & Co. LLC	3/29/19	14,284	(51)

				$90,719	$753

Contracts to Deliver
JPY	50,834,497	Bank of America N.A.	3/29/19	$455,205	$(11,670)

EUR	1,398,316	Credit Suisse International	3/29/19	1,608,964	(4,795)

NOK	9,307,840	Goldman Sachs & Co.	3/29/19	1,068,638	(11,906)
SEK	5,175,489	Goldman Sachs & Co.	3/29/19	575,125	(12,864)

				1,643,763	(24,770)

GBP	594,877	JP Morgan Chase Bank N.A.	3/29/19	756,389	(5,002)

CAD	451,254	Morgan Stanley & Co. LLC	3/29/19	336,655	5,457

				$4,800,976	$(40,780)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 6.7%
Chemicals — 3.3%
Orion Engineered Carbons SA	40,730	$1,029,654
PolyOne Corp.	33,160	948,376
Sensient Technologies Corp.	11,510	642,834
Stepan Co.	6,050	447,700

		3,068,564

Forest Products & Paper — 0.7%
Neenah, Inc.	11,330	667,564

Iron & Steel — 1.8%
Allegheny Technologies, Inc. (a)	74,318	1,617,903

Mining — 0.9%
Ferroglobe PLC	124,370	197,748

Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	-
Materion Corp.	14,916	671,071

		868,819

		6,222,850

Communications — 1.1%
Telecommunications — 1.1%
Ciena Corp. (a)	30,285	1,026,964

Consumer, Cyclical — 8.4%
Auto Parts & Equipment — 2.7%
American Axle & Manufacturing Holdings, Inc. (a)	122,273	1,357,230
Cooper Tire & Rubber Co.	15,630	505,318
Gentherm, Inc. (a)	16,430	656,872

		2,519,420

Distribution & Wholesale — 0.4%
ScanSource, Inc. (a)	10,430	358,583

Food Services — 0.4%
Aramark	12,080	349,958

Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	58,000	633,940

Home Furnishing — 1.4%
Whirlpool Corp.	12,164	1,299,967

Office Furnishings — 0.6%
Steelcase, Inc. Class A	39,730	589,196

Retail — 1.0%
The Cato Corp. Class A	16,780	239,450
Luxfer Holdings PLC	37,452	660,279

		899,729

Storage & Warehousing — 1.2%
Mobile Mini, Inc.	35,238	1,118,806

		7,769,599

	Number of Shares	Value
Consumer, Non-cyclical — 14.1%
Beverages — 0.6%
C&C Group PLC	177,341	$553,659

Commercial Services — 5.3%
AMN Healthcare Services, Inc. (a)	7,180	406,819
Forrester Research, Inc.	14,760	659,772
FTI Consulting, Inc. (a)	6,330	421,831
Huron Consulting Group, Inc. (a)	17,880	917,423
ICF International, Inc.	8,210	531,844
Matthews International Corp. Class A	12,880	523,186
Navigant Consulting, Inc.	27,150	652,957
Nutrisystem, Inc.	13,430	589,308
Seacor Marine Holdings Inc. (a)	18,514	217,725

		4,920,865

Foods — 3.6%
Cranswick PLC	19,497	652,002
Darling Ingredients, Inc. (a)	72,501	1,394,919
Post Holdings, Inc. (a)	8,360	745,127
SunOpta, Inc. (a)	145,437	562,841

		3,354,889

Health Care – Products — 1.6%
Invacare Corp.	42,567	183,038
Natus Medical, Inc. (a)	9,600	326,688
STERIS PLC	9,130	975,540

		1,485,266

Health Care – Services — 1.2%
Encompass Health Corp.	17,767	1,096,224

Household Products & Wares — 1.8%
Acco Brands Corp.	80,540	546,061
Helen of Troy Ltd. (a)	3,270	428,959
Spectrum Brands Holdings, Inc.	15,200	642,200

		1,617,220

		13,028,123

Energy — 3.0%
Oil & Gas — 1.6%
Callon Petroleum Co. (a)	124,085	805,312
Resolute Energy Corp. (a) (d)	22,230	644,225

		1,449,537

Oil & Gas Services — 1.4%
Era Group, Inc. (a)	18,810	164,399
SEACOR Holdings, Inc. (a)	10,820	400,340
Thermon Group Holdings, Inc. (a)	35,010	710,003

		1,274,742

		2,724,279

Financial — 24.8%
Banks — 11.1%
1st Source Corp.	10,900	439,706
Cadence BanCorp	46,261	776,260

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FCB Financial Holdings, Inc. Class A (a)	7,280	$244,462
First Midwest Bancorp, Inc.	35,800	709,198
Great Western Bancorp, Inc.	22,200	693,750
Hancock Whitney Corp.	22,330	773,735
International Bancshares Corp.	23,870	821,128
MB Financial, Inc.	21,470	850,856
Prosperity Bancshares, Inc.	19,178	1,194,789
Texas Capital Bancshares, Inc. (a)	26,464	1,352,046
UMB Financial Corp.	18,117	1,104,593
Union Bankshares Corp.	21,040	593,959
Webster Financial Corp.	14,230	701,397

		10,255,879

Diversified Financial Services — 0.8%
PRA Group, Inc. (a)	29,246	712,725

Insurance — 6.1%
Alleghany Corp.	2,018	1,257,860
Assured Guaranty Ltd.	14,300	547,404
Kemper Corp.	10,110	671,102
MGIC Investment Corp. (a)	122,722	1,283,672
Reinsurance Group of America, Inc.	5,340	748,828
White Mountains Insurance Group Ltd.	1,350	1,157,882

		5,666,748

Real Estate — 0.9%
Alexander & Baldwin, Inc.	45,240	831,511

Real Estate Investment Trusts (REITS) — 4.2%
Corporate Office Properties Trust	33,360	701,561
DiamondRock Hospitality Co.	41,584	377,583
Physicians Realty Trust	62,140	996,104
PotlatchDeltic Corp.	17,673	559,174
RPT Realty	77,440	925,408
Summit Hotel Properties, Inc.	40,350	392,605

		3,952,435

Savings & Loans — 1.7%
Banc of California, Inc.	53,620	713,682
Northwest Bancshares, Inc.	49,890	845,137

		1,558,819

		22,978,117

Industrial — 29.1%
Aerospace & Defense — 1.3%
Astronics Corp. (a)	12,511	380,960
Barnes Group, Inc.	15,417	826,659

		1,207,619

Building Materials — 4.1%
American Woodmark Corp. (a)	11,780	655,910
Gibraltar Industries, Inc. (a)	33,618	1,196,465
Simpson Manufacturing Co., Inc.	24,908	1,348,270
Tyman PLC	210,184	628,955

		3,829,600

	Number of Shares	Value
Electrical Components & Equipment — 2.0%
Belden, Inc.	22,320	$932,306
Encore Wire Corp.	18,347	920,653

		1,852,959

Electronics — 5.0%
FARO Technologies, Inc. (a)	21,809	886,318
II-VI, Inc. (a)	40,753	1,322,842
Keysight Technologies, Inc. (a)	18,660	1,158,413
Park Electrochemical Corp.	17,845	322,459
Vishay Intertechnology, Inc.	50,552	910,442

		4,600,474

Engineering & Construction — 1.7%
Mistras Group, Inc. (a)	27,750	399,045
Primoris Services Corp.	60,192	1,151,473

		1,550,518

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	10,140	500,409

Machinery – Construction & Mining — 1.3%
Terex Corp.	43,837	1,208,586

Machinery – Diversified — 1.1%
Albany International Corp. Class A	15,770	984,521

Metal Fabricate & Hardware — 2.7%
CIRCOR International, Inc.	11,290	240,477
Mueller Industries, Inc.	39,700	927,392
TriMas Corp. (a)	50,130	1,368,048

		2,535,917

Miscellaneous – Manufacturing — 4.3%
Actuant Corp. Class A	53,866	1,130,647
Colfax Corp. (a)	41,381	864,863
ESCO Technologies, Inc.	12,930	852,733
Federal Signal Corp.	58,062	1,155,434

		4,003,677

Packaging & Containers — 1.5%
Greif, Inc. Class A	18,130	672,804
Sealed Air Corp.	20,160	702,375

		1,375,179

Transportation — 2.8%
Air Transport Services Group, Inc. (a)	60,687	1,384,270
Dorian LPG Ltd. (a)	33,237	193,772
Forward Air Corp.	11,550	633,518
Scorpio Tankers, Inc.	189,620	333,731

		2,545,291

Trucking & Leasing — 0.8%
GATX Corp.	10,130	717,305

		26,912,055

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 8.7%
Computers — 2.3%
Cubic Corp.	8,780	$471,837
MTS Systems Corp.	18,083	725,671
WNS Holdings Ltd. ADR (a)	22,950	946,917

		2,144,425

Semiconductors — 5.6%
Brooks Automation, Inc.	55,653	1,456,995
Cohu, Inc.	50,827	816,790
CTS Corp.	20,030	518,577
Diodes, Inc. (a)	46,930	1,513,962
Photronics, Inc. (a)	78,873	763,491
Rudolph Technologies, Inc. (a)	7,320	149,840

		5,219,655

Software — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	73,370	707,287

		8,071,367

Utilities — 1.9%
Gas — 1.9%
New Jersey Resources Corp.	8,110	370,384
Spire, Inc.	5,930	439,294
UGI Corp.	18,445	984,041

		1,793,719

TOTAL COMMON STOCK (Cost $90,110,635)		90,527,073

TOTAL EQUITIES (Cost $90,110,635)		90,527,073

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (e)	301,397	301,397

TOTAL MUTUAL FUNDS (Cost $301,397)		301,397

TOTAL LONG-TERM INVESTMENTS (Cost $90,412,032)		90,828,470

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$3,088,851	3,088,851

TOTAL SHORT-TERM INVESTMENTS (Cost $3,088,851)		3,088,851

Value
TOTAL INVESTMENTS — 101.4% (Cost $93,500,883) (g)	$93,917,321

Other Assets/(Liabilities) — (1.4)%	(1,330,510)

NET ASSETS — 100.0%	$92,586,811

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $293,596 or 0.32% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $3,089,066. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $3,156,080.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Basic Materials — 3.2%
Chemicals — 1.3%
American Vanguard Corp.	12,158	$184,680
Minerals Technologies, Inc.	6,077	311,992
OMNOVA Solutions, Inc. (a)	5,300	38,849
Orion Engineered Carbons SA	34,785	879,365
PQ Group Holdings, Inc. (a)	56,470	836,321
Valhi, Inc.	9,700	18,721

		2,269,928

Forest Products & Paper — 0.9%
Clearwater Paper Corp. (a)	4,880	118,925
Mercer International, Inc.	11,600	121,104
Neenah, Inc.	6,840	403,013
Resolute Forest Products	45,600	361,608
Verso Corp. Class A (a)	27,900	624,960

		1,629,610

Iron & Steel — 0.6%
Carpenter Technology Corp.	10,340	368,207
Commercial Metals Co.	31,970	512,160
Reliance Steel & Aluminum Co.	3,320	236,284

		1,116,651

Mining — 0.4%
Constellium NV Class A (a)	80,750	564,443
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	-
New Gold, Inc. (a) (d)	79,400	60,090

		624,533

		5,640,722

Communications — 5.5%
Internet — 1.2%
Etsy, Inc. (a)	3,300	156,981
Lands’ End, Inc. (a) (d)	2,900	41,209
Liberty Expedia Holdings, Inc. Class A (a)	600	23,466
The Meet Group, Inc. (a)	19,800	91,674
New Media Investment Group, Inc.	3,900	45,123
PC-Tel, Inc.	13,700	58,773
Perficient, Inc. (a)	45,470	1,012,163
Q2 Holdings, Inc. (a)	4,840	239,822
QuinStreet, Inc. (a)	6,800	110,364
Upwork, Inc. (a) (d)	1,338	24,231
Zendesk, Inc. (a)	4,460	260,330

		2,064,136

Media — 1.8%
Cable One, Inc.	712	583,911
Gannett Co., Inc.	59,400	506,682

	Number of Shares	Value
Gray Television, Inc. (a)	42,550	$627,187
MSG Networks, Inc. Class A (a)	4,800	113,088
Nexstar Media Group, Inc. Class A	8,755	688,493
Scholastic Corp.	5,613	225,980
Sinclair Broadcast Group, Inc. Class A	17,800	468,852

		3,214,193

Telecommunications — 2.5%
Ciena Corp. (a)	13,200	447,612
GTT Communications, Inc. (a) (d)	9,010	213,177
Harmonic, Inc. (a)	83,823	395,644
Intelsat SA (a)	7,300	156,147
InterDigital, Inc.	3,600	239,148
NETGEAR, Inc. (a)	21,835	1,136,075
ORBCOMM, Inc. (a)	101,765	840,579
Preformed Line Products Co.	800	43,400
Vonage Holdings Corp. (a)	110,180	961,871

		4,433,653

		9,711,982

Consumer, Cyclical — 8.1%
Airlines — 0.3%
Hawaiian Holdings, Inc.	6,200	163,742
Spirit Airlines, Inc. (a)	6,680	386,906

		550,648

Apparel — 0.9%
Crocs, Inc. (a)	29,860	775,763
Deckers Outdoor Corp. (a)	2,500	319,875
Rocky Brands, Inc.	5,600	145,600
Steven Madden Ltd.	13,950	422,127

		1,663,365

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	10,250	186,447

Auto Parts & Equipment — 1.3%
Altra Industrial Motion Corp.	14,250	358,388
American Axle & Manufacturing Holdings, Inc. (a)	70,685	784,603
Cooper-Standard Holding, Inc. (a)	300	18,636
Garrett Motion, Inc. (a) (d)	20,200	249,268
Meritor, Inc. (a)	23,600	399,076
Methode Electronics, Inc.	4,870	113,422
Tower International, Inc.	13,400	318,920
Visteon Corp. (a)	2,100	126,588

		2,368,901

Distribution & Wholesale — 1.1%
Dorman Products, Inc. (a)	6,550	589,631
Fossil Group, Inc. (a)	27,900	438,867
H&E Equipment Services, Inc.	2,400	49,008
Pool Corp.	4,080	606,492
Systemax, Inc.	2,900	69,281
Titan Machinery, Inc. (a)	1,300	17,095

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Veritiv Corp. (a)	7,600	$189,772

		1,960,146

Entertainment — 0.4%
Marriott Vacations Worldwide Corp.	2,210	155,827
National CineMedia, Inc.	64,400	417,312
Penn National Gaming, Inc. (a)	3,800	71,554

		644,693

Home Builders — 0.8%
Cavco Industries, Inc. (a)	3,278	427,386
LCI Industries	4,270	285,236
LGI Homes, Inc. (a) (d)	13,400	605,948

		1,318,570

Leisure Time — 0.1%
Callaway Golf Co.	1,600	24,480
Town Sports International Holdings, Inc. (a)	20,100	128,640

		153,120

Lodging — 0.2%
Extended Stay America, Inc.	6,500	100,750
The St. Joe Co. (a)	18,800	247,596

		348,346

Retail — 2.6%
Abercrombie & Fitch Co. Class A	17,200	344,860
Asbury Automotive Group, Inc. (a)	18,340	1,222,545
Beacon Roofing Supply, Inc. (a)	6,370	202,056
BJ’s Restaurants, Inc.	800	40,456
BJ’s Wholesale Club Holdings, Inc. (a)	5,438	120,506
Bloomin’ Brands, Inc.	2,400	42,936
Boot Barn Holdings, Inc. (a)	3,944	67,166
Brinker International, Inc.	16,100	708,078
The Cato Corp. Class A	1,300	18,551
Express, Inc. (a)	18,001	91,985
Freshpet, Inc. (a)	5,500	176,880
Hibbett Sports, Inc. (a)	5,700	81,510
Lumber Liquidators Holdings, Inc. (a) (d)	18,255	173,788
The Michaels Cos., Inc. (a)	44,380	600,905
Party City Holdco, Inc. (a) (d)	18,549	185,119
PriceSmart, Inc.	3,770	222,807
Red Robin Gourmet Burgers, Inc. (a)	4,170	111,422
Signet Jewelers Ltd.	3,300	104,841
Vera Bradley, Inc. (a)	5,400	46,278
Vitamin Shoppe, Inc. (a)	19,000	90,060

		4,652,749

Textiles — 0.3%
Culp, Inc.	9,963	188,301
UniFirst Corp.	2,945	421,341

		609,642

		14,456,627

	Number of Shares	Value
Consumer, Non-cyclical — 13.1%
Agriculture — 0.1%
Turning Point Brands, Inc.	5,400	$146,988
Vector Group Ltd.	3,360	32,693

		179,681

Beverages — 0.5%
The Boston Beer Co., Inc. Class A (a)	450	108,378
Cott Corp.	49,025	683,408
National Beverage Corp.	1,000	71,770

		863,556

Biotechnology — 1.0%
Cerecor, Inc. (a) (d)	18,300	59,109
Champions Oncology, Inc. (a)	8,400	65,604
Emergent BioSolutions, Inc. (a)	10,430	618,290
Innoviva, Inc. (a)	21,900	382,155
Myriad Genetics, Inc. (a)	12,200	354,654
Pfenex, Inc. (a)	6,000	19,140
Retrophin, Inc. (a)	13,630	308,447

		1,807,399

Commercial Services — 4.1%
Aaron’s, Inc.	26,180	1,100,869
Adtalem Global Education, Inc. (a)	14,530	687,560
American Public Education, Inc. (a)	11,322	322,224
The Brink’s Co.	2,300	148,695
Cardtronics PLC Class A (a)	11,000	286,000
Care.com, Inc. (a)	6,900	133,239
Ennis, Inc.	19,700	379,225
FTI Consulting, Inc. (a)	13,781	918,366
Green Dot Corp. Class A (a)	12,520	995,590
H&R Block, Inc.	1,000	25,370
Heidrick & Struggles International, Inc.	5,000	155,950
Huron Consulting Group, Inc. (a)	3,001	153,981
I3 Verticals, Inc. Class A (a)	9,040	217,864
K12, Inc. (a)	4,300	106,597
Kforce, Inc.	3,400	105,128
Liberty Tax, Inc.	9,800	114,954
Matthews International Corp. Class A	3,320	134,858
Monro, Inc.	2,940	202,125
Navigant Consulting, Inc.	8,432	202,790
PFSweb, Inc. (a)	4,800	24,624
Strategic Education, Inc.	5,363	608,272
Travelport Worldwide Ltd.	6,400	99,968
Vectrus, Inc. (a)	5,300	114,374

		7,238,623

Foods — 2.1%
Cal-Maine Foods, Inc.	3,600	152,280
The Chefs’ Warehouse, Inc. (a)	2,600	83,148
Hostess Brands, Inc. (a)	63,325	692,776
Lancaster Colony Corp.	500	88,430
Nomad Foods Ltd. (a)	43,350	724,812

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Performance Food Group Co. (a)	15,900	$513,093
Post Holdings, Inc. (a)	4,860	433,172
The Simply Good Foods Co. (a)	38,401	725,779
SpartanNash Co.	9,891	169,927
TreeHouse Foods, Inc. (a)	2,400	121,704

		3,705,121

Health Care – Products — 2.9%
Atrion Corp.	1,135	841,126
Avanos Medical, Inc. (a)	23,272	1,042,353
CareDx, Inc. (a)	11,600	291,624
Genomic Health, Inc. (a)	5,200	334,932
Haemonetics Corp. (a)	1,030	103,051
Integer Holdings Corp. (a)	700	53,382
NuVasive, Inc. (a)	9,495	470,572
Patterson Cos., Inc.	8,639	169,843
Quidel Corp. (a)	13,835	675,425
Repligen Corp. (a)	3,300	174,042
STAAR Surgical Co. (a)	4,300	137,213
West Pharmaceutical Services, Inc.	3,180	311,735
Wright Medical Group NV (a)	16,803	457,378

		5,062,676

Health Care – Services — 1.0%
American Renal Associates Holdings, Inc. (a)	4,100	47,232
The Ensign Group, Inc.	15,490	600,857
Molina Healthcare, Inc. (a)	4,689	544,956
Psychemedics Corp.	3,200	50,784
Select Medical Holdings Corp. (a)	25,420	390,197
Tenet Healthcare Corp. (a)	6,600	113,124

		1,747,150

Household Products & Wares — 0.3%
CSS Industries, Inc.	8,733	78,335
Helen of Troy Ltd. (a)	2,150	282,037
Rosetta Stone, Inc. (a)	14,300	234,520

		594,892

Pharmaceuticals — 1.1%
Assertio Therapeutics, Inc. (a)	21,500	77,615
Enanta Pharmaceuticals, Inc. (a)	4,000	283,320
Endo International PLC (a)	35,200	256,960
Horizon Pharma PLC (a)	26,400	515,856
KalVista Pharmaceuticals, Inc. (a)	10,300	203,425
Momenta Pharmaceuticals, Inc. (a)	11,023	121,694
Natural Grocers by Vitamin Cottage, Inc. (a)	13,500	206,955
Pacira Pharmaceuticals, Inc. (a)	3,900	167,778
USANA Health Sciences, Inc. (a)	1,100	129,503

		1,963,106

		23,162,204

	Number of Shares	Value
Energy — 6.5%
Coal — 1.5%
Arch Coal, Inc. Class A	9,200	$763,508
CONSOL Energy, Inc. (a)	1,800	57,078
Hallador Energy Co.	20,500	103,935
NACCO Industries, Inc. Class A	1,900	64,410
Peabody Energy Corp.	22,100	673,608
SunCoke Energy, Inc. (a)	24,100	206,055
Warrior Met Coal, Inc.	32,100	773,931

		2,642,525

Energy – Alternate Sources — 0.5%
Enphase Energy, Inc. (a) (d)	9,000	42,570
Renewable Energy Group, Inc. (a) (d)	27,300	701,610
TerraForm Power, Inc. Class A	11,100	124,542

		868,722

Oil & Gas — 2.9%
Adams Resources & Energy, Inc.	2,200	85,162
Bonanza Creek Energy, Inc. (a)	1,800	37,206
California Resources Corp. (a)	7,400	126,096
Callon Petroleum Co. (a)	122,560	795,414
Centennial Resource Development, Inc. Class A (a) (d)	34,992	385,612
Evolution Petroleum Corp.	26,600	181,412
HighPoint Resources Corp. (a)	131,830	328,257
Isramco, Inc. (a)	200	23,700
Jagged Peak Energy, Inc. (a) (d)	21,991	200,558
Kosmos Energy Ltd. (a)	28,740	116,972
Matador Resources Co. (a) (d)	23,050	357,967
Panhandle Oil & Gas, Inc. Class A	1,900	29,450
PBF Energy, Inc. Class A	18,555	606,192
Ring Energy, Inc. (a)	81,865	415,874
SRC Energy, Inc. (a)	138,895	652,806
W&T Offshore, Inc. (a)	70,600	290,872
Whiting Petroleum Corp. (a)	1,200	27,228
WPX Energy, Inc. (a)	39,370	446,849

		5,107,627

Oil & Gas Services — 1.6%
Archrock, Inc.	1,800	13,482
DMC Global, Inc.	3,500	122,920
Era Group, Inc. (a)	6,200	54,188
Frank’s International NV (a) (d)	66,970	349,583
Helix Energy Solutions Group, Inc. (a)	102,865	556,500
Keane Group, Inc. (a)	38,887	318,096
Matrix Service Co. (a)	15,600	279,864
Oceaneering International, Inc. (a)	16,130	195,173
Profire Energy, Inc. (a)	21,600	31,320
SEACOR Holdings, Inc. (a)	10,300	381,100
TETRA Technologies, Inc. (a)	89,930	151,082
Thermon Group Holdings, Inc. (a)	9,960	201,989
US Silica Holdings, Inc. (d)	31,295	318,583

		2,973,880

		11,592,754

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 37.4%
Banks — 17.1%
1st Source Corp.	1,800	$72,612
ACNB Corp.	1,800	70,650
Atlantic Capital Bancshares, Inc. (a)	11,908	194,934
BancFirst Corp.	500	24,950
The Bancorp, Inc. (a)	44,500	354,220
BancorpSouth Bank	50,270	1,314,058
Bank of Commerce Holdings	3,100	33,976
Bank of Marin Bancorp	3,200	131,968
BankUnited, Inc.	20,110	602,093
Bankwell Financial Group, Inc.	5,400	155,034
Banner Corp.	13,300	711,284
BOK Financial Corp.	4,144	303,880
Boston Private Financial Holdings, Inc.	18,000	190,260
C&F Financial Corp.	1,900	101,099
Central Pacific Financial Corp.	10,800	262,980
Central Valley Community Bancorp	10,300	194,361
Century Bancorp, Inc. Class A	3,200	216,736
Chemical Financial Corp.	49,901	1,826,876
Chemung Financial Corp.	700	28,917
Citizens & Northern Corp.	800	21,144
Columbia Banking System, Inc.	29,125	1,056,946
East West Bancorp, Inc.	7,848	341,623
FB Financial Corp.	10,070	352,651
Financial Institutions, Inc.	3,800	97,660
First BanCorp	70,100	602,860
First Busey Corp.	7,000	171,780
First Interstate BancSystem, Inc. Class A	47,670	1,742,815
First Merchants Corp.	2,300	78,821
First Midwest Bancorp, Inc.	75,225	1,490,207
The First of Long Island Corp.	5,900	117,705
Flagstar Bancorp, Inc. (a)	8,800	232,320
Glacier Bancorp, Inc.	14,290	566,170
Great Southern Bancorp, Inc.	2,100	96,663
Hancock Whitney Corp.	57,735	2,000,518
Heritage Commerce Corp.	14,610	165,677
Heritage Financial Corp.	10,684	317,529
Home BancShares, Inc.	52,700	861,118
HomeStreet, Inc. (a)	3,100	65,813
Hope Bancorp, Inc.	21,060	249,772
Horizon Bancorp, Inc.	7,400	116,772
Howard Bancorp, Inc. (a)	10,908	155,984
IBERIABANK Corp.	32,270	2,074,316
Lakeland Financial Corp.	13,200	530,112
Live Oak Bancshares, Inc.	8,760	129,736
National Bank Holdings Corp. Class A	15,720	485,276
Northeast Bancorp	1,100	18,403
Northrim BanCorp, Inc.	3,700	121,619
OFG Bancorp	37,500	617,250
Origin Bancorp, Inc.	5,430	185,054

	Number of Shares	Value
Orrstown Financial Services, Inc.	1,400	$25,494
Pacific City Financial Corp.	1,700	26,605
PCSB Financial Corp.	12,395	242,446
Pinnacle Financial Partners, Inc.	5,740	264,614
Ponce de Leon Federal Bank (a)	11,666	148,625
Popular, Inc.	17,533	827,908
Prosperity Bancshares, Inc.	7,870	490,301
Republic Bancorp, Inc. Class A	3,400	131,648
S&T Bancorp, Inc.	1,300	49,192
Shore Bancshares, Inc.	2,000	29,080
Simmons First National Corp. Class A	48,655	1,174,045
Sterling Bancorp, Inc.	15,648	108,754
SVB Financial Group (a)	787	149,467
TCF Financial Corp.	19,200	374,208
Texas Capital Bancshares, Inc. (a)	6,070	310,116
Towne Bank	20,490	490,736
Two River Bancorp	6,700	102,242
UMB Financial Corp.	10,915	665,488
Umpqua Holdings Corp.	3,000	47,700
United Community Banks, Inc.	9,200	197,432
Walker & Dunlop, Inc.	3,700	160,025
Washington Trust Bancorp, Inc.	2,400	114,072
Webster Financial Corp.	9,025	444,842
West Bancorporation, Inc.	11,100	211,899
Wintrust Financial Corp.	26,165	1,739,711

		30,381,852

Diversified Financial Services — 2.0%
Blucora, Inc. (a)	3,100	82,584
BrightSphere Investment Group PLC	19,500	208,260
Cboe Global Markets, Inc.	1,930	188,812
Cowen, Inc. (a)	57,150	762,381
Federal Agricultural Mortgage Corp. Class C	7,800	471,432
Focus Financial Partners, Inc. Class A (a)	1,934	50,922
Houlihan Lokey, Inc.	6,474	238,243
INTL. FCStone, Inc. (a)	5,600	204,848
Marlin Business Services Corp.	1,400	31,262
Nelnet, Inc. Class A	1,300	68,042
OneMain Holdings, Inc. (a)	12,815	311,276
PennyMac Financial Services, Inc.	31,018	659,443
Regional Management Corp. (a)	6,100	146,705
Virtus Investment Partners, Inc.	2,123	168,630

		3,592,840

Insurance — 5.0%
American Equity Investment Life Holding Co.	18,600	519,684
Argo Group International Holdings Ltd.	26,129	1,757,175
Assured Guaranty Ltd.	15,362	588,057
Employers Holdings, Inc.	6,910	290,013

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Essent Group Ltd. (a)	5,900	$201,662
Fednat Holding Co.	2,100	41,832
FGL Holdings (a)	137,000	912,420
Heritage Insurance Holdings, Inc. (d)	70,085	1,031,651
Independence Holding Co.	3,000	105,600
Investors Title Co.	300	53,004
ProAssurance Corp.	10,130	410,873
Radian Group, Inc.	85,660	1,401,398
Safety Insurance Group, Inc.	3,142	257,047
State Auto Financial Corp.	9,680	329,507
Third Point Reinsurance Ltd. (a)	7,700	74,228
Tiptree, Inc.	6,400	35,776
Universal Insurance Holdings, Inc.	22,700	860,784

		8,870,711

Real Estate — 0.3%
McGrath RentCorp	7,666	394,646
The RMR Group, Inc. Class A	700	37,156

		431,802

Real Estate Investment Trusts (REITS) — 11.5%
Acadia Realty Trust	10,758	255,610
AG Mortgage Investment Trust, Inc.	11,900	189,567
American Campus Communities, Inc.	8,492	351,484
Anworth Mortgage Asset Corp.	65,700	265,428
Apollo Commercial Real Estate Finance, Inc.	2,100	34,986
Ares Commercial Real Estate Corp.	5,900	76,936
ARMOUR Residential REIT, Inc.	14,800	303,400
Blackstone Mortgage Trust, Inc. Class A	7,300	232,578
Braemar Hotels & Resorts, Inc.	13,500	120,555
BRT Apartments Corp.	13,000	148,720
Cedar Realty Trust, Inc.	101,318	318,138
Chesapeake Lodging Trust	67,010	1,631,693
Chimera Investment Corp.	1,900	33,858
CoreCivic, Inc.	15,400	274,582
CorEnergy Infrastructure Trust, Inc.	3,600	119,088
CoreSite Realty Corp.	3,500	305,305
Cousins Properties, Inc.	239,580	1,892,682
DiamondRock Hospitality Co.	25,100	227,908
Douglas Emmett, Inc.	8,181	279,218
EastGroup Properties, Inc.	11,450	1,050,308
EPR Properties	5,500	352,165
The GEO Group, Inc.	20,800	409,760
Getty Realty Corp.	12,600	370,566
Healthcare Realty Trust, Inc.	49,145	1,397,684
Invesco Mortgage Capital, Inc.	79,770	1,155,070
iStar, Inc.	6,800	62,356
JBG SMITH Properties	11,540	401,707
Kilroy Realty Corp.	4,968	312,388
Life Storage, Inc.	3,900	362,661
MFA Financial, Inc.	9,800	65,464
National Health Investors, Inc.	4,500	339,930

	Number of Shares	Value
NexPoint Residential Trust, Inc.	1,000	$35,050
PennyMac Mortgage Investment Trust	1,800	33,516
Piedmont Office Realty Trust, Inc. Class A	17,700	301,608
PotlatchDeltic Corp.	10,131	320,545
PS Business Parks, Inc.	6,236	816,916
Retail Opportunity Investments Corp.	12,900	204,852
Rexford Industrial Realty, Inc.	4,300	126,721
Saul Centers, Inc.	6,750	318,735
Summit Hotel Properties, Inc.	91,805	893,263
Sunstone Hotel Investors, Inc.	33,400	434,534
Tanger Factory Outlet Centers, Inc.	8,100	163,782
Terreno Realty Corp.	21,770	765,651
Tier REIT, Inc.	38,680	797,968
Urstadt Biddle Properties, Inc. Class A	3,000	57,660
Washington Real Estate Investment Trust	54,274	1,248,302
Xenia Hotels & Resorts, Inc.	33,800	581,360

		20,442,258

Savings & Loans — 1.5%
Beneficial Bancorp, Inc.	24,922	356,135
Dime Community Bancshares, Inc.	15,900	269,982
First Defiance Financial Corp.	9,700	237,747
First Financial Northwest, Inc.	9,200	142,324
FS Bancorp, Inc.	3,000	128,640
Hingham Institution for Savings	850	168,079
Home Bancorp Inc.	1,900	67,260
Meridian Bancorp, Inc.	20,375	291,770
Oritani Financial Corp.	2,300	33,925
Riverview Bancorp, Inc.	18,000	131,040
United Financial Bancorp, Inc.	23,270	342,069
Washington Federal, Inc.	3,200	85,472
WSFS Financial Corp.	8,350	316,549

		2,570,992

		66,290,455

Industrial — 12.6%
Aerospace & Defense — 0.9%
AAR Corp.	21,270	794,222
MSA Safety, Inc.	3,320	312,976
National Presto Industries, Inc. (d)	1,800	210,456
Triumph Group, Inc.	29,590	340,285

		1,657,939

Building Materials — 0.3%
Louisiana-Pacific Corp.	6,600	146,652
Universal Forest Products, Inc.	12,476	323,877

		470,529

Electrical Components & Equipment — 1.6%
Belden, Inc.	17,910	748,101

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Littelfuse, Inc.	5,281	$905,586
SPX Corp. (a)	42,860	1,200,508

		2,854,195

Electronics — 3.4%
Atkore International Group, Inc. (a)	9,300	184,512
Bel Fuse, Inc. Class B	4,700	86,574
Benchmark Electronics, Inc.	56,280	1,192,010
Brady Corp. Class A	6,740	292,920
Comtech Telecommunications Corp.	19,100	464,894
Control4 Corp. (a)	10,800	190,080
Fluidigm Corp. (a)	6,300	54,306
KEMET Corp.	38,175	669,590
Knowles Corp. (a)	28,270	376,274
Mesa Laboratories, Inc.	1,503	313,210
Sparton Corp. (a)	1,900	34,561
Stoneridge, Inc. (a)	18,600	458,490
Tech Data Corp. (a)	400	32,724
Transcat, Inc. (a)	1,300	24,726
TTM Technologies, Inc. (a)	83,530	812,747
Turtle Beach Corp. (a) (d)	10,500	149,835
Vishay Intertechnology, Inc.	38,225	688,432
ZAGG, Inc. (a)	7,000	68,460

		6,094,345

Engineering & Construction — 0.6%
Aegion Corp. (a)	22,270	363,446
Dycom Industries, Inc. (a)	8,470	457,719
Great Lakes Dredge & Dock Corp. (a)	25,700	170,134

		991,299

Environmental Controls — 0.5%
Casella Waste Systems, Inc. Class A (a)	20,325	579,059
Heritage-Crystal Clean, Inc. (a)	5,100	117,351
Stericycle, Inc. (a)	3,179	116,638

		813,048

Machinery – Construction & Mining — 0.4%
Hyster-Yale Materials Handling, Inc.	11,910	737,944

Metal Fabricate & Hardware — 1.2%
Advanced Drainage Systems, Inc.	3,200	77,600
CIRCOR International, Inc.	10,811	230,274
LB Foster Co. Class A (a)	7,400	117,660
RBC Bearings, Inc. (a)	2,541	333,125
Rexnord Corp. (a)	44,980	1,032,291
Sun Hydraulics Corp.	7,768	257,820
TriMas Corp. (a)	3,600	98,244

		2,147,014

Miscellaneous – Manufacturing — 1.3%
ESCO Technologies, Inc.	8,060	531,557
Fabrinet (a)	7,200	369,432
Harsco Corp. (a)	20,500	407,130
Hillenbrand, Inc.	5,830	221,132

	Number of Shares	Value
Lydall, Inc. (a)	5,500	$111,705
Myers Industries, Inc.	33,887	512,033
Sturm, Ruger & Co., Inc.	1,900	101,118
Tredegar Corp.	2,200	34,892

		2,288,999

Transportation — 2.1%
ArcBest Corp.	11,600	397,416
Atlas Air Worldwide Holdings, Inc. (a)	12,205	514,929
Covenant Transportation Group, Inc. Class A (a)	5,000	96,000
Genesee & Wyoming, Inc. Class A (a)	5,880	435,238
Golar LNG Ltd.	35,045	762,579
International Seaways, Inc. (a)	17,080	287,627
Kirby Corp. (a)	3,510	236,434
Landstar System, Inc.	7,400	707,958
Universal Logistics Holdings, Inc.	9,888	178,874
USA Truck, Inc. (a)	6,500	97,305

		3,714,360

Trucking & Leasing — 0.3%
General Finance Corp. (a)	12,800	129,408
The Greenbrier Cos., Inc.	10,365	409,832

		539,240

		22,308,912

Technology — 3.8%
Computers — 2.4%
3D Systems Corp. (a)	13,900	141,363
CACI International, Inc. Class A (a)	750	108,023
Conduent, Inc. (a)	28,750	305,613
Cubic Corp.	8,557	459,853
Insight Enterprises, Inc. (a)	19,890	810,518
Presidio, Inc.	70,745	923,222
Unisys Corp. (a) (d)	26,500	308,195
WNS Holdings Ltd. ADR (a)	29,525	1,218,201

		4,274,988

Semiconductors — 1.0%
Cabot Microelectronics Corp.	4,501	429,170
Cirrus Logic, Inc. (a)	6,700	222,306
Cree, Inc. (a)	7,670	328,084
Diodes, Inc. (a)	2,100	67,746
MaxLinear, Inc. (a)	13,865	244,024
Nanometrics, Inc. (a)	8,400	229,572
Rudolph Technologies, Inc. (a)	7,210	147,589
Synaptics, Inc. (a)	1,300	48,373

		1,716,864

Software — 0.4%
Ceridian HCM Holding, Inc. (a)	6,761	233,187
Cision Ltd. (a)	26,455	309,523
Progress Software Corp.	800	28,392

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RealPage, Inc. (a)	3,980	$191,796
SVMK, Inc. (a) (d)	1,236	15,166

		778,064

		6,769,916

Utilities — 6.5%
Electric — 3.7%
ALLETE, Inc.	20,705	1,578,135
Black Hills Corp.	2,600	163,228
El Paso Electric Co.	38,305	1,920,230
Hawaiian Electric Industries, Inc.	2,000	73,240
IDACORP, Inc.	900	83,754
MGE Energy, Inc.	3,500	209,860
NorthWestern Corp.	9,250	549,820
Ormat Technologies, Inc.	6,300	329,490
PNM Resources, Inc.	19,783	812,884
Portland General Electric Co.	18,937	868,261

		6,588,902

Gas — 2.6%
Atmos Energy Corp.	3,170	293,923
Chesapeake Utilities Corp.	8,673	705,115
ONE Gas, Inc.	10,170	809,532
RGC Resources, Inc.	3,015	90,329
South Jersey Industries, Inc.	2,403	66,803
Spire, Inc.	34,845	2,581,318

		4,547,020

Water — 0.2%
California Water Service Group	7,401	352,731

		11,488,653

TOTAL COMMON STOCK (Cost $183,230,261)		171,422,225

TOTAL EQUITIES (Cost $183,230,261)		171,422,225

MUTUAL FUNDS — 2.2%
Diversified Financial Services — 2.2%
State Street Navigator Securities Lending Prime Portfolio (e)	3,880,380	3,880,380

TOTAL MUTUAL FUNDS (Cost $3,880,380)		3,880,380

TOTAL LONG-TERM INVESTMENTS (Cost $187,110,641)		175,302,605

SHORT-TERM INVESTMENTS — 3.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,030	1,030

	Principal Amount	Value
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$5,602,045	$5,602,045

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 3/14/19 (g)	135,000	134,365

TOTAL SHORT-TERM INVESTMENTS (Cost $5,737,466)		5,737,440

TOTAL INVESTMENTS — 102.1% (Cost $192,848,107) (h)		181,040,045

Other Assets/(Liabilities) — (2.1)%		(3,809,375)

NET ASSETS — 100.0%		$177,230,670

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $3,767,194 or 2.13% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $5,602,434. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $5,720,706.

(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	3/15/19	23	$1,608,624	$(57,274)

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 4.7%
Chemicals — 2.6%
Ashland Global Holdings, Inc.	17,327	$1,229,524
Cabot Corp.	16,628	714,006
The Chemours Co.	47,268	1,333,903
Minerals Technologies, Inc.	9,672	496,561
NewMarket Corp.	2,457	1,012,505
Olin Corp.	45,851	922,064
PolyOne Corp.	22,039	630,315
RPM International, Inc.	36,690	2,156,638
Sensient Technologies Corp.	11,671	651,825
Valvoline, Inc.	51,806	1,002,446
Versum Materials, Inc.	29,990	831,323

		10,981,110

Forest Products & Paper — 0.2%
Domtar Corp.	17,324	608,592

Iron & Steel — 1.4%
Allegheny Technologies, Inc. (a)	34,606	753,373
Carpenter Technology Corp.	13,135	467,737
Commercial Metals Co.	32,522	521,003
Reliance Steel & Aluminum Co.	19,417	1,381,908
Steel Dynamics, Inc.	63,347	1,902,944
United States Steel Corp.	48,914	892,191

		5,919,156

Mining — 0.5%
Compass Minerals International, Inc.	9,341	389,426
Royal Gold, Inc.	18,117	1,551,721

		1,941,147

		19,450,005

Communications — 3.6%
Internet — 0.3%
Cars.com, Inc. (a)	17,632	379,088
Yelp, Inc. (a)	21,199	741,753

		1,120,841

Media — 1.8%
AMC Networks, Inc. Class A (a)	12,489	685,396
Cable One, Inc.	1,366	1,120,257
FactSet Research Systems, Inc.	10,482	2,097,763
John Wiley & Sons, Inc. Class A	12,398	582,334
Meredith Corp.	11,059	574,404
The New York Times Co. Class A	38,840	865,744
TEGNA, Inc.	59,498	646,743
World Wrestling Entertainment, Inc. Class A	11,937	891,933

		7,464,574

	Number of Shares	Value
Telecommunications — 1.5%
ARRIS International PLC (a)	45,124	$1,379,440
Ciena Corp. (a)	39,179	1,328,560
InterDigital, Inc.	9,314	618,729
LogMeIn, Inc.	14,119	1,151,687
Plantronics, Inc.	9,077	300,449
Telephone & Data Systems, Inc.	25,686	835,822
ViaSat, Inc. (a) (b)	15,386	907,005

		6,521,692

		15,107,107

Consumer, Cyclical — 12.5%
Airlines — 0.3%
JetBlue Airways Corp. (a)	84,083	1,350,373

Apparel — 0.7%
Carter’s, Inc.	12,729	1,038,941
Deckers Outdoor Corp. (a)	8,046	1,029,486
Skechers U.S.A., Inc. Class A (a)	36,805	842,466

		2,910,893

Auto Parts & Equipment — 0.4%
Adient PLC	23,872	359,512
Dana, Inc.	40,114	546,754
Delphi Technologies PLC	24,627	352,659
Visteon Corp. (a)	7,886	475,368

		1,734,293

Distribution & Wholesale — 0.7%
Pool Corp.	11,086	1,647,934
Watsco, Inc.	8,872	1,234,450

		2,882,384

Entertainment — 1.8%
Churchill Downs, Inc.	3,285	801,343
Cinemark Holdings, Inc.	29,209	1,045,682
Eldorado Resorts, Inc. (a)	17,876	647,290
International Speedway Corp. Class A	6,636	291,055
Live Nation Entertainment, Inc. (a)	38,216	1,882,138
Marriott Vacations Worldwide Corp.	11,395	803,462
Penn National Gaming, Inc. (a)	29,910	563,205
Scientific Games Corp. Class A (a)	15,247	272,616
Six Flags Entertainment Corp.	19,884	1,106,147

		7,412,938

Home Builders — 1.2%
KB Home	23,579	450,359
NVR, Inc. (a)	938	2,285,896
Thor Industries, Inc.	13,770	716,040
Toll Brothers, Inc.	37,346	1,229,804
TRI Pointe Group, Inc. (a)	39,162	428,041

		5,110,140

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	12,619	522,427

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.7%
The Scotts Miracle-Gro Co.	10,828	$665,489
The Toro Co.	29,029	1,622,140
Tupperware Brands Corp.	13,600	429,352

		2,716,981

Leisure Time — 0.6%
Brunswick Corp.	23,846	1,107,647
Polaris Industries, Inc.	16,080	1,233,014

		2,340,661

Lodging — 0.6%
Boyd Gaming Corp.	22,234	462,022
Wyndham Destinations, Inc.	26,894	963,881
Wyndham Hotels & Resorts, Inc.	27,338	1,240,325

		2,666,228

Office Furnishings — 0.2%
Herman Miller, Inc.	16,547	500,547
HNI Corp.	12,100	428,703

		929,250

Retail — 5.2%
American Eagle Outfitters, Inc.	46,761	903,890
AutoNation, Inc. (a)	15,755	562,454
Bed Bath & Beyond, Inc.	38,411	434,813
Big Lots, Inc.	11,140	322,169
Brinker International, Inc. (b)	10,622	467,156
Casey’s General Stores, Inc.	10,082	1,291,907
The Cheesecake Factory, Inc. (b)	11,579	503,802
Cracker Barrel Old Country Store, Inc. (b)	6,648	1,062,749
Dick’s Sporting Goods, Inc.	20,367	635,450
Dillard’s, Inc. Class A (b)	5,033	303,540
Domino’s Pizza, Inc.	11,473	2,845,189
Dunkin’ Brands Group, Inc.	22,784	1,460,910
Five Below, Inc. (a)	15,352	1,570,817
Jack in the Box, Inc.	7,086	550,086
The Michaels Cos., Inc. (a)	24,827	336,158
MSC Industrial Direct Co., Inc. Class A	12,532	963,961
Nu Skin Enterprises, Inc. Class A	15,300	938,349
Ollie’s Bargain Outlet Holdings, Inc. (a)	14,178	942,979
Papa John’s International, Inc. (b)	6,320	251,599
Sally Beauty Holdings, Inc. (a)	33,067	563,792
Signet Jewelers Ltd.	14,295	454,152
Texas Roadhouse, Inc.	18,293	1,092,092
Urban Outfitters, Inc. (a)	20,663	686,012
The Wendy’s Co.	51,539	804,524
Williams-Sonoma, Inc. (b)	22,190	1,119,486
World Fuel Services Corp.	18,359	393,066

		21,461,102

		52,037,670

	Number of Shares	Value
Consumer, Non-cyclical — 16.1%
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	2,359	$568,141

Biotechnology — 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	5,564	1,292,072
Exelixis, Inc. (a)	82,600	1,624,742
Ligand Pharmaceuticals, Inc. (a)	5,900	800,630
United Therapeutics Corp. (a)	12,046	1,311,809

		5,029,253

Commercial Services — 4.4%
Aaron’s, Inc.	19,059	801,431
Adtalem Global Education, Inc. (a)	16,215	767,294
ASGN, Inc. (a)	14,405	785,072
Avis Budget Group, Inc. (a)	17,823	400,661
The Brink’s Co.	13,944	901,480
CoreLogic, Inc. (a)	22,183	741,356
Deluxe Corp.	12,786	491,494
Graham Holdings Co. Class B	1,203	770,618
Healthcare Services Group, Inc. (b)	20,242	813,324
HealthEquity, Inc. (a)	14,896	888,546
Insperity, Inc.	10,498	980,093
Liveramp Holdings, Inc. (a)	18,770	725,085
ManpowerGroup, Inc.	17,083	1,106,978
MarketAxess Holdings, Inc.	10,380	2,193,398
Sabre Corp.	76,253	1,650,115
Service Corp. International	49,895	2,008,773
Sotheby’s (a)	9,577	380,590
Weight Watchers International, Inc. (a)	10,632	409,864
WEX, Inc. (a)	11,859	1,660,971

		18,477,143

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. (a)	14,986	559,727

Foods — 1.9%
Flowers Foods, Inc.	50,778	937,870
The Hain Celestial Group, Inc. (a)	24,609	390,299
Ingredion, Inc.	19,554	1,787,235
Lancaster Colony Corp.	5,376	950,799
Post Holdings, Inc. (a)	18,405	1,640,438
Sanderson Farms, Inc.	5,572	553,244
Sprouts Farmers Market, Inc. (a)	35,543	835,616
Tootsie Roll Industries, Inc. (b)	5,090	170,006
TreeHouse Foods, Inc. (a)	15,406	781,238

		8,046,745

Health Care – Products — 5.0%
Avanos Medical, Inc. (a)	13,086	586,122
Bio-Techne Corp.	10,378	1,501,904
Cantel Medical Corp.	9,979	742,937
Globus Medical, Inc. Class A (a)	20,991	908,490
Haemonetics Corp. (a)	14,277	1,428,414

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hill-Rom Holdings, Inc.	18,573	$1,644,639
ICU Medical, Inc. (a)	4,559	1,046,883
Inogen, Inc. (a)	4,832	599,989
Integra LifeSciences Holdings Corp. (a)	19,556	881,976
LivaNova PLC (a)	13,502	1,235,028
Masimo Corp. (a)	13,459	1,445,093
NuVasive, Inc. (a)	14,141	700,828
Patterson Cos., Inc.	22,761	447,481
STERIS PLC	23,343	2,494,200
Teleflex, Inc.	12,693	3,280,887
West Pharmaceutical Services, Inc.	20,441	2,003,831

		20,948,702

Health Care – Services — 2.5%
Acadia Healthcare Co., Inc. (a)	24,277	624,162
Catalent, Inc. (a)	40,226	1,254,247
Charles River Laboratories International, Inc. (a)	13,234	1,497,824
Chemed Corp.	4,421	1,252,381
Encompass Health Corp.	27,254	1,681,572
MEDNAX, Inc. (a)	24,696	814,968
Molina Healthcare, Inc. (a)	17,230	2,002,471
Syneos Health, Inc. (a)	16,913	665,526
Tenet Healthcare Corp. (a)	22,897	392,454

		10,185,605

Household Products & Wares — 0.2%
Helen of Troy Ltd. (a)	7,300	957,614

Pharmaceuticals — 0.6%
Mallinckrodt PLC (a)	23,336	368,709
PRA Health Sciences, Inc. (a)	16,150	1,485,154
Prestige Consumer Healthcare, Inc. (a)	14,226	439,299

		2,293,162

		67,066,092

Energy — 4.0%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	20,743	880,644

Oil & Gas — 2.9%
Callon Petroleum Co. (a)	62,661	406,670
Chesapeake Energy Corp. (a) (b)	250,018	525,038
CNX Resources Corp. (a)	56,583	646,178
Diamond Offshore Drilling, Inc. (a) (b)	17,807	168,098
Ensco PLC Class A (b)	119,717	426,192
EQT Corp.	70,397	1,329,799
Matador Resources Co. (a)	28,582	443,878
Murphy Oil Corp.	45,181	1,056,784
Murphy USA, Inc. (a)	8,258	632,893
Oasis Petroleum, Inc. (a)	73,171	404,636
Patterson-UTI Energy, Inc.	59,676	617,647
PBF Energy, Inc. Class A	33,000	1,078,110

	Number of Shares	Value
QEP Resources, Inc. (a)	64,811	$364,886
Range Resources Corp.	57,017	545,653
Rowan Cos. PLC Class A (a) (b)	35,073	294,262
SM Energy Co.	28,405	439,709
Southwestern Energy Co. (a)	161,451	550,548
Transocean Ltd. (a)	139,250	966,395
WPX Energy, Inc. (a)	108,956	1,236,651

		12,134,027

Oil & Gas Services — 0.6%
Apergy Corp. (a)	21,324	577,454
Core Laboratories NV	12,360	737,397
Dril-Quip, Inc. (a)	10,000	300,300
McDermott International, Inc. (a) (b)	49,342	322,697
NOW, Inc. (a) (b)	29,490	343,264
Oceaneering International, Inc. (a)	27,044	327,232

		2,608,344

Pipelines — 0.3%
Equitrans Midstream Corp. (a)	56,045	1,122,021

		16,745,036

Financial — 24.6%
Banks — 7.0%
Associated Banc-Corp.	45,948	909,311
BancorpSouth Bank	25,183	658,284
Bank of Hawaii Corp.	11,595	780,575
Bank OZK	33,281	759,805
Cathay General Bancorp	21,315	714,692
Chemical Financial Corp.	19,626	718,508
Commerce Bancshares, Inc.	27,427	1,546,060
Cullen/Frost Bankers, Inc.	17,595	1,547,304
East West Bancorp, Inc.	39,906	1,737,108
F.N.B. Corp.	89,041	876,163
First Horizon National Corp.	89,544	1,178,399
Fulton Financial Corp.	48,153	745,408
Hancock Whitney Corp.	23,612	818,156
Home BancShares, Inc.	44,209	722,375
International Bancshares Corp.	15,326	527,214
MB Financial, Inc.	23,114	916,008
PacWest Bancorp	33,719	1,122,168
Pinnacle Financial Partners, Inc.	20,178	930,206
Prosperity Bancshares, Inc.	18,283	1,139,031
Signature Bank	14,757	1,517,167
Synovus Financial Corp.	45,747	1,463,447
TCF Financial Corp.	45,972	895,994
Texas Capital Bancshares, Inc. (a)	13,824	706,268
Trustmark Corp.	18,487	525,585
UMB Financial Corp.	12,412	756,760
Umpqua Holdings Corp.	60,823	967,086
United Bankshares, Inc.	28,477	885,920
Valley National Bancorp	91,346	811,153
Webster Financial Corp.	25,392	1,251,572
Wintrust Financial Corp.	15,599	1,037,178

		29,164,905

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.4%
Eaton Vance Corp.	32,161	$1,131,424
Evercore, Inc. Class A	11,201	801,544
Federated Investors, Inc. Class B	26,347	699,513
Interactive Brokers Group, Inc. Class A	20,794	1,136,392
Janus Henderson Group PLC	46,358	960,538
Legg Mason, Inc.	23,524	600,097
LendingTree, Inc. (a) (b)	2,046	449,240
Navient Corp.	63,443	558,933
SEI Investments Co.	35,995	1,662,969
SLM Corp. (a)	120,813	1,003,956
Stifel Financial Corp.	19,951	826,370

		9,830,976

Insurance — 5.0%
Alleghany Corp.	4,091	2,550,002
American Financial Group, Inc.	19,513	1,766,512
Aspen Insurance Holdings Ltd.	16,463	691,281
Brown & Brown, Inc.	64,709	1,783,380
CNO Financial Group, Inc.	45,314	674,272
First American Financial Corp.	30,814	1,375,537
Genworth Financial, Inc. Class A (a)	137,247	639,571
The Hanover Insurance Group, Inc.	11,664	1,362,005
Kemper Corp.	16,747	1,111,666
Mercury General Corp.	7,464	385,964
Old Republic International Corp.	78,307	1,610,775
Primerica, Inc.	11,868	1,159,622
Reinsurance Group of America, Inc.	17,335	2,430,887
RenaissanceRe Holdings Ltd.	11,137	1,489,017
W.R. Berkley Corp.	26,661	1,970,515

		21,001,006

Real Estate — 0.6%
Alexander & Baldwin, Inc.	18,969	348,650
Jones Lang LaSalle, Inc.	12,556	1,589,590
Realogy Holdings Corp. (b)	32,692	479,918

		2,418,158

Real Estate Investment Trusts (REITS) — 8.9%
American Campus Communities, Inc.	37,820	1,565,370
Camden Property Trust	25,731	2,265,614
CoreCivic, Inc.	32,518	579,796
CoreSite Realty Corp.	10,110	881,895
Corporate Office Properties Trust	29,956	629,975
Cousins Properties, Inc.	115,578	913,066
CyrusOne, Inc.	29,229	1,545,629
Douglas Emmett, Inc.	44,511	1,519,160
EPR Properties	20,501	1,312,679
First Industrial Realty Trust, Inc.	34,846	1,005,656
The GEO Group, Inc.	33,686	663,614
Healthcare Realty Trust, Inc.	34,728	987,664
Highwoods Properties, Inc.	28,694	1,110,171
Hospitality Properties Trust	45,550	1,087,734
JBG SMITH Properties	29,857	1,039,322

	Number of Shares	Value
Kilroy Realty Corp.	27,741	$1,744,354
Lamar Advertising Co. Class A	23,486	1,624,761
Liberty Property Trust	40,769	1,707,406
Life Storage, Inc.	12,856	1,195,479
Mack-Cali Realty Corp.	24,727	484,402
Medical Properties Trust, Inc.	100,698	1,619,224
National Retail Properties, Inc.	43,861	2,127,697
Omega Healthcare Investors, Inc.	55,186	1,939,788
Pebblebrook Hotel Trust	35,357	1,000,957
PotlatchDeltic Corp.	18,445	583,600
Rayonier, Inc.	35,868	993,185
Sabra Health Care REIT, Inc.	49,212	811,014
Senior Housing Properties Trust	65,605	768,891
Tanger Factory Outlet Centers, Inc.	25,890	523,496
Taubman Centers, Inc.	16,979	772,375
Uniti Group, Inc. (a)	49,422	769,500
Urban Edge Properties	31,427	522,317
Weingarten Realty Investors	33,018	819,177

		37,114,968

Savings & Loans — 0.7%
New York Community Bancorp, Inc.	135,874	1,278,574
Sterling Bancorp	61,662	1,018,040
Washington Federal, Inc.	22,326	596,328

		2,892,942

		102,422,955

Industrial — 17.9%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	12,138	1,239,533
Esterline Technologies Corp. (a)	7,279	884,034
MSA Safety, Inc.	9,621	906,972
Teledyne Technologies, Inc. (a)	9,959	2,062,210

		5,092,749

Building Materials — 0.9%
Eagle Materials, Inc.	12,956	790,705
Lennox International, Inc.	10,032	2,195,603
Louisiana-Pacific Corp.	38,705	860,025

		3,846,333

Electrical Components & Equipment — 1.7%
Acuity Brands, Inc.	11,052	1,270,427
Belden, Inc.	11,256	470,163
Energizer Holdings, Inc.	16,456	742,988
EnerSys	11,632	902,760
Hubbell, Inc.	15,038	1,493,875
Littelfuse, Inc.	6,978	1,196,587
Universal Display Corp. (b)	11,671	1,092,056

		7,168,856

Electronics — 3.6%
Arrow Electronics, Inc. (a)	24,045	1,657,903
Avnet, Inc.	30,722	1,109,064

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coherent, Inc. (a)	6,684	$706,566
Gentex Corp.	72,343	1,462,052
Jabil, Inc.	39,690	983,915
National Instruments Corp.	31,145	1,413,360
nVent Electric PLC	44,976	1,010,161
Resideo Technologies, Inc. (a)	34,063	699,995
SYNNEX Corp.	11,424	923,516
Tech Data Corp. (a)	10,305	843,052
Trimble, Inc. (a)	69,346	2,282,177
Vishay Intertechnology, Inc.	36,311	653,961
Woodward, Inc.	15,356	1,140,797

		14,886,519

Engineering & Construction — 1.1%
AECOM (a)	43,178	1,144,217
Dycom Industries, Inc. (a)	8,692	469,716
EMCOR Group, Inc.	15,922	950,384
Granite Construction, Inc.	12,954	521,787
KBR, Inc.	39,009	592,157
MasTec, Inc. (a)	17,588	713,369

		4,391,630

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	14,091	695,391
Stericycle, Inc. (a)	23,440	860,014

		1,555,405

Hand & Machine Tools — 0.7%
Kennametal, Inc.	22,547	750,364
Lincoln Electric Holdings, Inc.	17,754	1,399,903
Regal Beloit Corp.	11,985	839,549

		2,989,816

Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	19,887	1,219,272
Terex Corp.	17,825	491,435

		1,710,707

Machinery – Diversified — 2.6%
AGCO Corp.	18,127	1,009,130
Cognex Corp.	47,459	1,835,240
Graco, Inc.	46,050	1,927,192
IDEX Corp.	21,204	2,677,217
Nordson Corp.	14,388	1,717,208
Wabtec Corp. (b)	23,795	1,671,599

		10,837,586

Metal Fabricate & Hardware — 0.4%
The Timken Co.	19,080	712,065
Valmont Industries, Inc.	6,139	681,122
Worthington Industries, Inc.	11,089	386,341

		1,779,528

Miscellaneous—Manufacturing — 1.9%
AptarGroup, Inc.	17,344	1,631,550
Carlisle Cos., Inc.	16,431	1,651,644
Crane Co.	13,958	1,007,489

	Number of Shares	Value
Donaldson Co., Inc.	35,362	$1,534,357
ITT, Inc.	24,083	1,162,486
Trinity Industries, Inc.	40,081	825,268

		7,812,794

Packaging & Containers — 1.0%
Bemis Co., Inc.	25,069	1,150,667
Greif, Inc. Class A	7,159	265,671
Owens-Illinois, Inc. (a)	43,488	749,733
Silgan Holdings, Inc.	21,279	502,610
Sonoco Products Co.	27,555	1,463,997

		4,132,678

Transportation — 1.8%
Genesee & Wyoming, Inc. Class A (a)	16,126	1,193,647
Kirby Corp. (a)	14,839	999,555
Knight-Swift Transportation Holdings, Inc.	34,669	869,152
Landstar System, Inc.	11,318	1,082,793
Old Dominion Freight Line, Inc.	18,056	2,229,735
Ryder System, Inc.	14,619	703,905
Werner Enterprises, Inc.	12,363	365,203

		7,443,990

Trucking & Leasing — 0.2%
GATX Corp.	10,422	737,982

		74,386,573

Technology — 9.2%
Computers — 2.2%
CACI International, Inc. Class A (a)	6,848	986,317
Leidos Holdings, Inc.	41,414	2,183,346
Lumentum Holdings, Inc. (a)	20,287	852,257
MAXIMUS, Inc.	17,681	1,150,856
NCR Corp. (a)	32,584	752,039
NetScout Systems, Inc. (a)	19,331	456,792
Perspecta, Inc.	39,335	677,349
Science Applications International Corp.	11,710	745,927
Teradata Corp. (a)	32,732	1,255,599

		9,060,482

Office & Business Equipment — 0.6%
Pitney Bowes, Inc.	51,249	302,882
Zebra Technologies Corp. Class A (a)	14,861	2,366,317

		2,669,199

Semiconductors — 2.4%
Cirrus Logic, Inc. (a)	16,694	553,907
Cree, Inc. (a)	28,328	1,211,730
Cypress Semiconductor Corp.	100,176	1,274,239
Integrated Device Technology, Inc. (a)	35,702	1,729,048
MKS Instruments, Inc.	14,917	963,787
Monolithic Power Systems, Inc.	10,742	1,248,757

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Silicon Laboratories, Inc. (a)	11,838	$932,953
Synaptics, Inc. (a)	9,443	351,374
Teradyne, Inc.	49,508	1,553,561

		9,819,356

Software — 4.0%
ACI Worldwide, Inc. (a)	31,868	881,788
Allscripts Healthcare Solutions, Inc. (a)	47,939	462,132
Blackbaud, Inc.	13,427	844,558
CDK Global, Inc.	35,612	1,705,103
CommVault Systems, Inc. (a)	10,775	636,695
The Dun & Bradstreet Corp.	10,257	1,464,084
Fair Isaac Corp. (a)	8,016	1,498,992
j2 Global, Inc.	12,854	891,811
Manhattan Associates, Inc. (a)	18,089	766,431
Medidata Solutions, Inc. (a)	16,904	1,139,668
PTC, Inc. (a)	29,485	2,444,306
Tyler Technologies, Inc. (a)	10,698	1,987,902
The Ultimate Software Group, Inc. (a)	8,635	2,114,452

		16,837,922

		38,386,959

Utilities — 5.5%
Electric — 2.3%
ALLETE, Inc.	14,193	1,081,790
Black Hills Corp.	14,854	932,534
Hawaiian Electric Industries, Inc.	30,086	1,101,749
IDACORP, Inc.	13,862	1,289,998
MDU Resources Group, Inc.	54,128	1,290,411
NorthWestern Corp.	13,940	828,594
OGE Energy Corp.	55,087	2,158,860
PNM Resources, Inc.	22,065	906,651

		9,590,587

Gas — 2.8%
Atmos Energy Corp.	32,158	2,981,690
National Fuel Gas Co.	23,818	1,219,005
New Jersey Resources Corp.	24,512	1,119,463
ONE Gas, Inc.	14,474	1,152,130
Southwest Gas Holdings, Inc.	14,602	1,117,053
UGI Corp.	48,027	2,562,241
Vectren Corp.	22,940	1,651,221

		11,802,803

Water — 0.4%
Aqua America, Inc.	48,909	1,672,199

		23,065,589

TOTAL COMMON STOCK (Cost $421,498,504)		408,667,986

TOTAL EQUITIES (Cost $421,498,504)		408,667,986

	Number of Shares	Value
MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
State Street Navigator Securities Lending Prime Portfolio (c)	9,997,642	$9,997,642

TOTAL MUTUAL FUNDS (Cost $9,997,642)		9,997,642

TOTAL LONG-TERM INVESTMENTS (Cost $431,496,146)		418,665,628

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (d)	$9,290,907	9,290,907

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 1/10/19 (e)	905,000	904,547

TOTAL SHORT-TERM INVESTMENTS (Cost $10,195,436)		10,195,454

TOTAL INVESTMENTS — 102.9% (Cost $441,691,582) (f)		428,861,082

Other Assets/(Liabilities) — (2.9)%		(12,132,282)

NET ASSETS — 100.0%		$416,728,800

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $9,739,989 or 2.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $9,291,552. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $9,478,181.

(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Midcap 400 E Mini Index	3/15/19	62	$10,580,925	$(275,285)

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 2.9%
Chemicals — 1.7%
AdvanSix, Inc. (a)	4,426	$107,730
AgroFresh Solutions, Inc. (a) (b)	4,861	18,423
American Vanguard Corp.	4,262	64,740
Balchem Corp.	4,732	370,752
Codexis, Inc. (a)	7,495	125,166
Ferro Corp. (a)	12,251	192,096
GCP Applied Technologies, Inc. (a)	10,557	259,174
H.B. Fuller Co.	7,435	317,251
Hawkins, Inc.	1,452	59,459
Ingevity Corp. (a)	6,233	521,640
Innophos Holdings, Inc.	2,860	70,156
Innospec, Inc.	3,556	219,619
Intrepid Potash, Inc. (a)	14,323	37,240
Koppers Holdings, Inc. (a)	3,063	52,194
Kraton Corp. (a)	4,553	99,438
Kronos Worldwide, Inc.	3,373	38,857
Landec Corp. (a)	4,047	47,916
Marrone Bio Innovations, Inc. (a)	7,629	11,215
Minerals Technologies, Inc.	5,195	266,711
Oil-Dri Corp. of America	753	19,954
OMNOVA Solutions, Inc. (a)	6,439	47,198
PolyOne Corp.	11,784	337,022
PQ Group Holdings, Inc. (a)	5,311	78,656
Quaker Chemical Corp.	1,921	341,381
Rayonier Advanced Materials, Inc.	7,535	80,248
Rogers Corp. (a)	2,697	267,165
Sensient Technologies Corp.	6,279	350,682
Stepan Co.	2,973	220,002
Tronox Ltd. Class A	13,755	107,014
Valhi, Inc.	3,443	6,645

		4,735,744

Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	2,385	58,122
Neenah, Inc.	2,449	144,295
P.H. Glatfelter Co.	6,423	62,689
Schweitzer-Mauduit International, Inc.	4,514	113,076
Verso Corp. Class A (a)	5,067	113,501

		491,683

Iron & Steel — 0.5%
AK Steel Holding Corp. (a) (b)	46,280	104,130
Allegheny Technologies, Inc. (a)	18,456	401,787
Carpenter Technology Corp.	6,850	243,928
Cleveland-Cliffs, Inc. (a) (b)	43,739	336,353
Commercial Metals Co.	17,099	273,926
Ryerson Holding Corp. (a)	2,418	15,330
Schnitzer Steel Industries, Inc. Class A	3,878	83,571

	Number of Shares	Value
Shiloh Industries, Inc. (a)	2,287	$13,333
Universal Stainless & Alloy (a)	1,251	20,279

		1,492,637

Mining — 0.5%
Century Aluminum Co. (a)	7,253	53,019
Coeur Mining, Inc. (a)	27,239	121,758
Compass Minerals International, Inc.	4,997	208,325
Covia Holdings Corp. (a) (b)	4,624	15,814
Energy Fuels, Inc. (a) (b)	12,783	36,432
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	-
Gold Resource Corp.	7,593	30,372
Hecla Mining Co.	67,622	159,588
Kaiser Aluminum Corp.	2,376	212,153
Livent Corp. (a)	3,434	47,389
Materion Corp.	2,952	132,811
Tahoe Resources, Inc. (a)	45,603	166,451
United States Lime & Minerals, Inc.	280	19,880
Uranium Energy Corp. (a) (b)	25,692	32,115

		1,236,107

		7,956,171

Communications — 6.2%
Advertising — 0.3%
Boston Omaha Corp. Class A (a) (b)	707	16,544
Clear Channel Outdoor Holdings, Inc. Class A	5,342	27,725
Fluent, Inc. (a)	4,567	16,441
MDC Partners, Inc. Class A (a)	8,043	20,992
Quotient Technology, Inc. (a)	11,721	125,180
Telaria, Inc. (a)	6,143	16,771
The Trade Desk, Inc. Class A (a)	4,902	568,926

		792,579

Internet — 2.2%
1-800-Flowers.com, Inc. Class A (a)	4,003	48,957
Anaplan, Inc. (a)	2,648	70,278
Boingo Wireless, Inc. (a)	6,057	124,592
Cardlytics, Inc. (a)	899	9,736
Cargurus, Inc. (a)	7,367	248,489
Cars.com, Inc. (a)	10,186	218,999
ChannelAdvisor Corp. (a)	3,916	44,447
Cogent Communications Holdings, Inc.	6,150	278,041
Endurance International Group Holdings, Inc. (a)	10,411	69,233
ePlus, Inc. (a)	1,965	139,849
Etsy, Inc. (a)	17,574	835,995
Groupon, Inc. (a)	65,683	210,185
HealthStream, Inc.	3,834	92,591
Imperva, Inc. (a)	5,201	289,644
Internap Corp. (a) (b)	3,580	14,857

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lands’ End, Inc. (a) (b)	1,587	$22,551
Leaf Group Ltd. (a)	2,307	15,803
Liberty Expedia Holdings, Inc. Class A (a)	7,997	312,763
Limelight Networks, Inc. (a)	16,248	38,020
Liquidity Services, Inc. (a)	3,875	23,909
Livexlive Media, Inc. (a) (b)	4,338	21,473
The Meet Group, Inc. (a)	10,441	48,342
New Media Investment Group, Inc.	8,740	101,122
NIC, Inc.	9,461	118,073
Overstock.com, Inc. (a) (b)	3,397	46,131
Pandora Media, Inc. (a)	38,180	308,876
Perficient, Inc. (a)	4,767	106,113
Q2 Holdings, Inc. (a)	5,505	272,773
QuinStreet, Inc. (a)	6,552	106,339
Shutterfly, Inc. (a)	4,934	198,643
Shutterstock, Inc.	2,764	99,532
Stamps.com, Inc. (a)	2,591	403,263
TechTarget, Inc. (a)	2,933	35,812
Travelzoo (a)	670	6,586
TrueCar, Inc. (a)	13,662	123,778
Tucows, Inc. Class A (a)	1,414	84,925
Upwork, Inc. (a) (b)	1,867	33,811
VirnetX Holding Corp. (a) (b)	8,149	19,558
Yelp, Inc. (a)	11,920	417,081
Zix Corp. (a)	7,857	45,021
Zscaler, Inc. (a) (b)	8,948	350,851

		6,057,042

Media — 1.4%
Beasley Broadcasting Group, Inc. Class A	1,216	4,560
Central European Media Enterprises Ltd. Class A (a)	12,877	35,798
The E.W. Scripps Co. Class A	6,676	105,013
Entercom Communications Corp. Class A	18,793	107,308
Entravision Communications Corp. Class A	9,431	27,444
Gannett Co., Inc.	16,618	141,752
Gray Television, Inc. (a)	11,732	172,930
Hemisphere Media Group, Inc. (a)	2,608	31,661
Houghton Mifflin Harcourt Co. (a)	15,167	134,380
Liberty Media Corp-Liberty Braves Class A (a)	1,463	36,487
Liberty Media Corp-Liberty Braves Class C (a)	5,224	130,025
Meredith Corp.	5,827	302,654
MSG Networks, Inc. Class A (a)	8,702	205,019
The New York Times Co. Class A	19,327	430,799
Nexstar Media Group, Inc. Class A	6,586	517,923
Saga Communications, Inc. Class A	586	19,473
Scholastic Corp.	4,205	169,293

	Number of Shares	Value
Sinclair Broadcast Group, Inc. Class A	9,975	$262,742
TEGNA, Inc.	31,909	346,851
Tribune Publishing Co. (a)	2,593	29,405
Value Line, Inc.	118	3,069
WideOpenWest, Inc. (a)	4,278	30,502
World Wrestling Entertainment, Inc. Class A	6,336	473,426

		3,718,514

Telecommunications — 2.3%
8x8, Inc. (a)	13,832	249,529
A10 Networks, Inc. (a)	7,668	47,848
Acacia Communications, Inc. (a)	4,017	152,646
ADTRAN, Inc.	7,059	75,814
Aerohive Networks, Inc. (a)	4,648	15,152
ATN International, Inc.	1,534	109,727
CalAmp Corp. (a)	5,015	65,245
Calix, Inc. (a)	6,631	64,652
Casa Systems, Inc. (a)	3,831	50,301
Ciena Corp. (a)	21,123	716,281
Cincinnati Bell, Inc. (a)	6,837	53,192
Clearfield, Inc. (a)	1,569	15,564
Consolidated Communications Holdings, Inc. (b)	10,327	102,031
DASAN Zhone Solutions, Inc. (a)	822	11,434
Extreme Networks, Inc. (a)	17,303	105,548
Finisar Corp. (a)	17,312	373,939
Frontier Communications Corp. (b)	15,426	36,714
Fusion Connect, Inc. (a) (b)	2,917	4,901
Gogo, Inc. (a)	8,688	25,977
GTT Communications, Inc. (a) (b)	6,257	148,041
Harmonic, Inc. (a)	12,220	57,678
HC2 Holdings, Inc. (a) (b)	6,268	16,548
Infinera Corp. (a)	22,311	89,021
Intelsat SA (a)	8,209	175,591
InterDigital, Inc.	5,108	339,324
Iridium Communications, Inc. (a)	14,101	260,163
KVH Industries, Inc. (a)	2,320	23,873
Liberty Latin America Ltd. Class A (a)	6,387	92,484
Liberty Latin America Ltd. Class C (a)	16,698	243,290
Loral Space & Communications, Inc. (a)	1,885	70,216
Maxar Technologies Ltd. (b)	8,320	99,507
NeoPhotonics Corp. (a)	5,319	34,467
NETGEAR, Inc. (a)	4,588	238,714
NII Holdings, Inc. (a) (b)	13,053	57,564
Ooma, Inc. (a)	2,787	38,684
ORBCOMM, Inc. (a)	10,799	89,200
pdvWireless, Inc. (a)	1,356	50,701
Plantronics, Inc.	4,854	160,667
Preformed Line Products Co.	464	25,172
Quantenna Communications, Inc. (a)	4,991	71,621
Ribbon Communications, Inc. (a)	7,794	37,567

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RigNet, Inc. (a)	2,087	$26,380
Shenandoah Telecommunications Co.	6,862	303,643
Spok Holdings, Inc.	2,753	36,505
ViaSat, Inc. (a) (b)	8,162	481,150
Viavi Solutions, Inc. (a)	33,403	335,700
Vonage Holdings Corp. (a)	32,472	283,481
Windstream Holdings, Inc. (a) (b)	6,292	13,150

		6,176,597

		16,744,732

Consumer, Cyclical — 12.2%
Airlines — 0.5%
Allegiant Travel Co.	1,894	189,817
Hawaiian Holdings, Inc.	7,228	190,891
Mesa Air Group, Inc. (a)	1,696	13,076
SkyWest, Inc.	7,490	333,080
Spirit Airlines, Inc. (a)	10,103	585,166

		1,312,030

Apparel — 0.7%
Crocs, Inc. (a)	9,745	253,175
Deckers Outdoor Corp. (a)	4,304	550,697
Oxford Industries, Inc.	2,453	174,261
Rocky Brands, Inc.	972	25,272
Steven Madden Ltd.	12,856	389,023
Superior Group of Cos, Inc.	1,295	22,857
Unifi, Inc. (a)	2,278	52,029
Weyco Group, Inc.	917	26,749
Wolverine World Wide, Inc.	13,625	434,501

		1,928,564

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	2,015	36,653
Navistar International Corp. (a)	7,231	187,644
REV Group, Inc. (b)	4,429	33,262
Wabash National Corp.	8,171	106,877

		364,436

Auto Parts & Equipment — 0.9%
Altra Industrial Motion Corp.	8,843	222,401
American Axle & Manufacturing Holdings, Inc. (a)	16,367	181,674
Commercial Vehicle Group, Inc. (a)	4,537	25,861
Cooper Tire & Rubber Co.	7,451	240,891
Cooper-Standard Holding, Inc. (a)	2,614	162,382
Dana, Inc.	21,533	293,495
Douglas Dynamics, Inc.	3,264	117,145
Gentherm, Inc. (a)	5,151	205,937
Meritor, Inc. (a)	11,986	202,683
Methode Electronics, Inc.	5,291	123,227
Miller Industries, Inc.	1,631	44,037
Modine Manufacturing Co. (a)	7,283	78,729
Motorcar Parts of America, Inc. (a)	2,850	47,424
Spartan Motors, Inc.	4,942	35,731
Standard Motor Products, Inc.	3,117	150,956

	Number of Shares	Value
Superior Industries International, Inc.	3,609	$17,359
Tenneco, Inc.	7,468	204,548
Titan International, Inc.	7,316	34,093
Tower International, Inc.	2,881	68,568

		2,457,141

Distribution & Wholesale — 0.8%
Anixter International, Inc. (a)	4,329	235,108
BlueLinx Holdings, Inc. (a) (b)	1,330	32,864
Castle Brands, Inc. (a) (b)	12,891	10,964
Core-Mark Holding Co., Inc.	6,704	155,868
Dorman Products, Inc. (a)	3,945	355,129
Essendant, Inc.	5,573	70,108
EVI Industries, Inc. (b)	584	19,476
Fossil Group, Inc. (a)	6,703	105,438
G-III Apparel Group Ltd. (a)	6,384	178,050
H&E Equipment Services, Inc.	4,678	95,525
Nexeo Solutions, Inc. (a) (b)	4,893	42,031
ScanSource, Inc. (a)	3,700	127,206
SiteOne Landscape Supply, Inc. (a)	5,975	330,238
Systemax, Inc.	1,780	42,524
Titan Machinery, Inc. (a)	2,744	36,084
Triton International Ltd.	7,609	236,412
Veritiv Corp. (a)	1,684	42,050

		2,115,075

Entertainment — 1.0%
AMC Entertainment Holdings, Inc. Class A (b)	7,636	93,770
Churchill Downs, Inc.	1,733	422,748
Eldorado Resorts, Inc. (a)	9,676	350,368
Empire Resorts, Inc. (a)	459	4,650
Eros International PLC (a) (b)	5,299	43,929
Golden Entertainment, Inc. (a) (b)	2,683	42,982
IMAX Corp. (a)	7,915	148,881
International Speedway Corp. Class A	3,554	155,878
Marriott Vacations Worldwide Corp.	5,742	404,868
Monarch Casino & Resort, Inc. (a)	1,647	62,817
National CineMedia, Inc.	11,491	74,462
Penn National Gaming, Inc. (a)	16,197	304,989
RCI Hospitality Holdings, Inc.	1,330	29,699
Reading International, Inc. Series A (a)	2,492	36,234
Red Rock Resorts, Inc. Class A	10,214	207,446
Scientific Games Corp. Class A (a)	8,203	146,670
SeaWorld Entertainment, Inc. (a)	8,068	178,222
Speedway Motorsports, Inc.	1,741	28,326

		2,736,939

Home Builders — 0.8%
Beazer Homes USA, Inc. (a)	4,607	43,674
Cavco Industries, Inc. (a)	1,258	164,018
Century Communities, Inc. (a)	3,800	65,588
Green Brick Partners, Inc. (a)	3,489	25,260
Hovnanian Enterprises, Inc. Class A (a)	17,764	12,149

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Installed Building Products, Inc. (a)	3,234	$108,953
KB Home	12,635	241,329
LCI Industries	3,590	239,812
LGI Homes, Inc. (a) (b)	2,721	123,044
M.D.C. Holdings, Inc.	6,673	187,578
M/I Homes, Inc. (a)	4,008	84,248
Meritage Home Corp. (a)	5,628	206,660
The New Home Co., Inc. (a)	1,743	9,116
Skyline Champion Corp.	4,251	62,447
Taylor Morrison Home Corp. Class A (a)	17,235	274,037
TRI Pointe Group, Inc. (a)	20,914	228,590
William Lyon Homes Class A (a)	4,743	50,703
Winnebago Industries, Inc.	4,540	109,913

		2,237,119

Home Furnishing — 0.3%
Daktronics, Inc.	5,244	38,806
Ethan Allen Interiors, Inc.	3,567	62,744
Flexsteel Industries, Inc.	1,106	24,420
Hamilton Beach Brands Holding Co. Class A	995	23,343
Hooker Furniture Corp.	1,678	44,198
iRobot Corp. (a) (b)	3,970	332,448
Purple Innovation, Inc. (a)	610	3,593
Roku, Inc. (a)	6,368	195,115
Sleep Number Corp. (a)	4,811	152,653
Sonos, Inc. (a)	2,390	23,470
Universal Electronics, Inc. (a)	2,025	51,192

		951,982

Housewares — 0.1%
Lifetime Brands, Inc.	1,736	17,412
Tupperware Brands Corp.	7,184	226,799

		244,211

Leisure Time — 0.8%
Acushnet Holdings Corp.	5,074	106,909
Callaway Golf Co.	13,790	210,987
Camping World Holdings, Inc. Class A (b)	4,803	55,090
Clarus Corp.	2,999	30,350
Drive Shack, Inc. (a)	9,103	35,684
Escalade, Inc.	1,627	18,629
Fox Factory Holding Corp. (a)	5,307	312,423
Johnson Outdoors, Inc. Class A	708	41,588
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,662	169,419
Lindblad Expeditions Holdings, Inc. (a)	3,182	42,830
Malibu Boats, Inc. Class A (a)	3,012	104,818
Marine Products Corp.	1,141	19,294
MasterCraft Boat Holdings, Inc. (a)	2,711	50,696
Nautilus, Inc. (a)	4,353	47,448

	Number of Shares	Value
Planet Fitness, Inc. Class A (a)	13,020	$698,132
Town Sports International Holdings, Inc. (a)	2,026	12,966
Vista Outdoor, Inc. (a)	8,383	95,147
YETI Holdings, Inc. (a) (b)	2,546	37,783

		2,090,193

Lodging — 0.3%
BBX Capital Corp.	9,524	54,573
Belmond Ltd. Class A (a)	13,170	329,645
Bluegreen Vacations Corp. (b)	1,039	13,434
Boyd Gaming Corp.	12,101	251,459
Century Casinos, Inc. (a)	3,849	28,444
The Marcus Corp.	2,843	112,298
Red Lion Hotels Corp. (a)	2,373	19,459
The St. Joe Co. (a)	5,195	68,418

		877,730

Office Furnishings — 0.4%
CompX International, Inc.	300	4,083
Herman Miller, Inc.	8,742	264,445
HNI Corp.	6,383	226,150
Interface, Inc.	8,678	123,661
Kimball International, Inc. Class B	5,372	76,229
Knoll, Inc.	7,122	117,371
Steelcase, Inc. Class A	12,474	184,989

		996,928

Retail — 5.3%
Abercrombie & Fitch Co. Class A	9,853	197,553
America’s Car-Mart, Inc. (a)	862	62,452
American Eagle Outfitters, Inc.	23,697	458,063
Asbury Automotive Group, Inc. (a)	2,860	190,648
Ascena Retail Group, Inc. (a)	25,993	65,242
At Home Group, Inc. (a)	6,628	123,678
Barnes & Noble Education, Inc. (a)	5,765	23,118
Barnes & Noble, Inc.	8,716	61,796
Bassett Furniture Industries, Inc.	1,472	29,499
Beacon Roofing Supply, Inc. (a)	10,015	317,676
Bed Bath & Beyond, Inc.	19,724	223,276
Big 5 Sporting Goods Corp. (b)	2,770	7,174
Big Lots, Inc.	5,923	171,293
Biglari Holdings, Inc. (a)	138	15,674
Biglari Holdings, Inc. Class A (a)	13	7,640
BJ’s Restaurants, Inc.	3,045	153,986
BJ’s Wholesale Club Holdings, Inc. (a)	10,720	237,555
Bloomin’ Brands, Inc.	12,199	218,240
BMC Stock Holdings, Inc. (a)	9,899	153,237
Bojangles’, Inc. (a)	2,581	41,502
Boot Barn Holdings, Inc. (a)	4,072	69,346
Brinker International, Inc. (b)	5,689	250,202
The Buckle, Inc.	4,271	82,601
Caleres, Inc.	6,169	171,683
Cannae Holdings, Inc. (a)	10,182	174,316

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carrols Restaurant Group, Inc. (a)	5,145	$50,627
Carvana Co. (a) (b)	4,771	156,059
The Cato Corp. Class A	3,250	46,378
The Cheesecake Factory, Inc.	6,233	271,198
Chico’s FAS, Inc.	18,319	102,953
The Children’s Place, Inc.	2,345	211,261
Chuy’s Holdings, Inc. (a)	2,512	44,563
Citi Trends, Inc.	1,729	35,254
Conn’s, Inc. (a)	2,906	54,807
The Container Store Group, Inc. (a)	2,380	11,353
Cracker Barrel Old Country Store, Inc. (b)	2,835	453,203
Dave & Buster’s Entertainment, Inc.	5,855	260,899
Del Frisco’s Restaurant Group, Inc. (a)	4,921	35,185
Del Taco Restaurants, Inc. (a)	4,513	45,085
Denny’s Corp. (a)	8,993	145,777
Dillard’s, Inc. Class A (b)	1,700	102,527
Dine Brands Global, Inc.	2,462	165,791
DSW, Inc. Class A	10,078	248,927
Duluth Holdings, Inc. Class B (a) (b)	1,175	29,645
El Pollo Loco Holdings, Inc. (a)	3,192	48,423
Express, Inc. (a)	10,605	54,192
EZCORP, Inc. Class A (a)	7,293	56,375
Fiesta Restaurant Group, Inc. (a)	3,528	54,719
FirstCash, Inc.	6,407	463,546
Five Below, Inc. (a)	8,047	823,369
Foundation Building Materials, Inc. (a)	2,199	18,274
Francesca’s Holdings Corp. (a)	4,988	4,842
Freshpet, Inc. (a)	3,858	124,073
Gaia, Inc. (a) (b)	1,753	18,161
GameStop Corp. Class A	14,718	185,741
Genesco, Inc. (a)	2,875	127,362
GMS, Inc. (a)	4,792	71,209
GNC Holdings, Inc. Class A (a) (b)	11,691	27,708
Group 1 Automotive, Inc.	2,722	143,504
Guess?, Inc.	8,451	175,527
The Habit Restaurants, Inc. Class A (a)	3,002	31,521
Haverty Furniture Cos., Inc.	2,733	51,326
Hibbett Sports, Inc. (a)	2,754	39,382
Hudson Ltd. Class A (a)	5,864	100,568
J Alexander’s Holdings, Inc. (a)	1,836	15,110
J. Jill, Inc. (a)	2,431	12,957
Jack in the Box, Inc.	3,995	310,132
JC Penney Co., Inc. (a) (b)	46,844	48,718
Kirkland’s, Inc. (a)	2,228	21,233
La-Z-Boy, Inc.	6,864	190,201
Lithia Motors, Inc. Class A	3,278	250,210
The Lovesac Co. (a) (b)	839	19,247
Lumber Liquidators Holdings, Inc. (a) (b)	4,263	40,584
MarineMax, Inc. (a)	2,990	54,747
Movado Group, Inc.	2,333	73,769
National Vision Holdings, Inc. (a)	9,254	260,685

	Number of Shares	Value
Noodles & Co. (a)	2,068	$14,455
Office Depot, Inc.	80,236	207,009
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,321	486,920
Papa John’s International, Inc. (b)	3,258	129,701
Party City Holdco, Inc. (a) (b)	8,375	83,582
PC Connection, Inc.	1,730	51,433
PetIQ, Inc. (a)	2,326	54,591
PetMed Express, Inc. (b)	2,948	68,570
Pier 1 Imports, Inc.	12,697	3,883
Potbelly Corp. (a)	3,305	26,605
PriceSmart, Inc.	3,277	193,671
Red Robin Gourmet Burgers, Inc. (a)	1,891	50,528
Regis Corp. (a)	4,991	84,597
RH (a)	2,933	351,432
Rite Aid Corp. (a)	154,656	109,543
RTW RetailWinds, Inc. (a)	4,052	11,467
Rush Enterprises, Inc. Class A	4,414	152,195
Rush Enterprises, Inc. Class B	633	22,535
Ruth’s Hospitality Group, Inc.	4,243	96,443
Sally Beauty Holdings, Inc. (a)	17,783	303,200
Shake Shack, Inc. Class A (a)	3,622	164,511
Shoe Carnival, Inc.	1,557	52,175
Signet Jewelers Ltd.	7,646	242,913
Sonic Automotive, Inc. Class A	3,555	48,917
Sportsman’s Warehouse Holdings, Inc. (a) (b)	5,635	24,681
Tailored Brands, Inc.	7,292	99,463
Texas Roadhouse, Inc.	9,971	595,269
Tile Shop Holdings, Inc.	6,049	33,149
Tilly’s, Inc. Class A	3,021	32,808
Vera Bradley, Inc. (a)	3,375	28,924
Wingstop, Inc.	4,267	273,899
Winmark Corp.	369	58,671
World Fuel Services Corp.	9,835	210,567
Zumiez, Inc. (a)	2,698	51,721

		14,316,385

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	6,527	207,232

Textiles — 0.1%
Culp, Inc.	1,656	31,298
UniFirst Corp.	2,243	320,906

		352,204

Toys, Games & Hobbies — 0.0%
Funko, Inc. (a) (b)	1,581	20,790

		33,208,959

Consumer, Non-cyclical — 21.6%
Agriculture — 0.3%
22nd Century Group, Inc. (a) (b)	17,469	43,498
Alico, Inc.	456	13,452
The Andersons, Inc.	3,995	119,410

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cadiz, Inc. (a) (b)	3,219	$33,156
Limoneira Co.	2,201	43,030
Pyxus International, Inc. (a) (b)	1,173	13,912
Tejon Ranch Co. (a)	3,071	50,917
Turning Point Brands, Inc.	1,197	32,582
Universal Corp.	3,624	196,240
Vector Group Ltd.	14,989	145,843

		692,040

Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	1,216	292,862
Celsius Holdings, Inc. (a) (b)	3,203	11,114
Coca-Cola Bottling Co. Consolidated	698	123,811
Craft Brew Alliance, Inc. (a)	1,887	27,003
Farmer Brothers Co. (a)	1,508	35,182
MGP Ingredients, Inc. (b)	1,943	110,848
National Beverage Corp.	1,728	124,019
Primo Water Corp. (a)	4,836	67,752

		792,591

Biotechnology — 4.7%
Abeona Therapeutics, Inc. (a) (b)	4,526	32,316
ACADIA Pharmaceuticals, Inc. (a)	14,465	233,899
Acceleron Pharma, Inc. (a)	5,686	247,625
Achillion Pharmaceuticals, Inc. (a)	19,907	31,652
Acorda Therapeutics, Inc. (a)	6,406	99,805
ADMA Biologics, Inc. (a) (b)	2,648	6,329
Aduro Biotech, Inc. (a)	9,406	24,832
Adverum Biotechnologies, Inc. (a)	8,108	25,540
Agenus, Inc. (a) (b)	12,634	30,069
AgeX Therapeutics, Inc. (a) (b)	1,333	3,986
Albireo Pharma, Inc. (a)	1,368	33,557
Alder Biopharmaceuticals, Inc. (a)	8,564	87,781
Aldeyra Therapeutics, Inc. (a)	3,100	25,730
Allakos, Inc. (a) (b)	1,227	64,135
Allena Pharmaceuticals, Inc. (a)	1,623	8,845
Allogene Therapeutics, Inc. (a)	3,147	84,749
AMAG Pharmaceuticals, Inc. (a)	5,064	76,922
Amicus Therapeutics, Inc. (a) (b)	27,816	266,477
AnaptysBio, Inc. (a)	3,109	198,323
ANI Pharmaceuticals, Inc. (a)	1,188	53,484
Aptinyx, Inc. (a)	1,971	32,600
Aratana Therapeutics, Inc. (a)	6,954	42,628
Arbutus Biopharma Corp. (a)	5,281	20,226
Arcus Biosciences, Inc. (a) (b)	4,618	49,736
Ardelyx, Inc. (a)	6,536	11,699
Arena Pharmaceuticals, Inc. (a)	7,293	284,062
Arqule, Inc. (a)	16,004	44,331
Arrowhead Pharmaceuticals, Inc. (a) (b)	12,791	158,864
Arsanis, Inc. (a) (b)	644	1,494
Arvinas Holding Co. LLC (a)	1,143	14,688
Assembly Biosciences, Inc. (a)	3,110	70,348
Atara Biotherapeutics, Inc. (a)	6,184	214,832
Audentes Therapeutics, Inc. (a)	5,476	116,748

	Number of Shares	Value
AVEO Pharmaceuticals, Inc. (a) (b)	15,261	$24,418
Avid Bioservices, Inc. (a)	7,560	30,996
Avrobio, Inc. (a)	903	15,035
BioCryst Pharmaceuticals, Inc. (a)	16,126	130,137
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,197	155,205
BioTime, Inc. (a) (b)	13,337	12,177
Blueprint Medicines Corp. (a)	6,075	327,503
Calithera Biosciences, Inc. (a)	4,751	19,052
Calyxt, Inc. (a) (b)	839	8,692
Cambrex Corp. (a)	4,934	186,308
Cara Therapeutics, Inc. (a) (b)	4,818	62,634
CASI Pharmaceuticals, Inc. (a)	7,416	29,812
ChemoCentryx, Inc. (a)	3,303	36,036
ChromaDex Corp. (a) (b)	5,388	18,481
Clearside Biomedical, Inc. (a)	3,911	4,185
Cohbar, Inc. (a) (b)	3,275	10,185
Constellation Pharmaceuticals, Inc. (a)	632	2,534
Crinetics Pharmaceuticals, Inc. (a) (b)	1,034	31,010
CTI BioPharma Corp. (a) (b)	7,151	5,246
Cue Biopharma, Inc. (a) (b)	2,478	11,647
Cymabay Therapeutics, Inc. (a)	8,712	68,563
CytomX Therapeutics, Inc. (a)	6,583	99,403
Deciphera Pharmaceuticals, Inc. (a)	1,301	27,308
Denali Therapeutics, Inc. (a) (b)	6,734	139,124
Dicerna Pharmaceuticals, Inc. (a)	7,907	84,526
Dynavax Technologies Corp. (a) (b)	9,181	84,006
Editas Medicine, Inc. (a)	6,802	154,745
Eidos Therapeutics, Inc. (a) (b)	1,092	15,026
ElectroCore, Inc. (a) (b)	900	5,634
Emergent BioSolutions, Inc. (a)	6,694	396,820
Enzo Biochem, Inc. (a)	6,574	18,276
Epizyme, Inc. (a)	8,772	54,036
Equillium, Inc. (a) (b)	758	6,185
Esperion Therapeutics, Inc. (a) (b)	3,363	154,698
Evelo Biosciences, Inc. (a) (b)	2,028	26,384
Fate Therapeutics, Inc. (a)	8,921	114,456
FibroGen, Inc. (a)	11,195	518,105
Five Prime Therapeutics, Inc. (a)	4,981	46,323
Fortress Biotech, Inc. (a) (b)	4,680	4,025
Forty Seven, Inc. (a) (b)	1,223	19,226
Geron Corp. (a) (b)	24,907	24,907
GlycoMimetics, Inc. (a)	5,093	48,231
GTx, Inc. (a) (b)	781	609
Guardant Health, Inc. (a)	2,143	80,555
Halozyme Therapeutics, Inc. (a)	18,335	268,241
Harvard Bioscience, Inc. (a)	5,478	17,420
Helius Medical Technologies, Inc. (a) (b)	2,628	24,072
Homology Medicines, Inc. (a) (b)	2,526	56,481
Idera Pharmaceuticals, Inc. (a)	2,687	7,443
ImmunoGen, Inc. (a)	21,192	101,722
Immunomedics, Inc. (a)	21,654	309,003

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Innovate Biopharmaceuticals, Inc. (a) (b)	3,435	$7,935
Innoviva, Inc. (a)	10,124	176,664
Inovio Pharmaceuticals, Inc. (a)	12,345	49,380
Insmed, Inc. (a)	11,254	147,652
Intercept Pharmaceuticals, Inc. (a)	3,218	324,342
Intrexon Corp. (a) (b)	10,881	71,162
Iovance Biotherapeutics, Inc. (a)	15,580	137,883
Karyopharm Therapeutics, Inc. (a)	7,128	66,789
Kezar Life Sciences, Inc. (a) (b)	773	18,243
Kindred Biosciences, Inc. (a)	4,600	50,370
Kiniksa Pharmaceuticals Ltd. Class A (a)	967	27,163
Lexicon Pharmaceuticals, Inc. (a) (b)	6,244	41,460
Ligand Pharmaceuticals, Inc. (a)	3,070	416,599
Liquidia Technologies, Inc. (a)	730	15,812
LogicBio Therapeutics, Inc. (a)	1,194	12,418
Loxo Oncology, Inc. (a)	3,950	553,276
MacroGenics, Inc. (a)	5,769	73,266
Magenta Therapeutics, Inc. (a) (b)	623	3,551
The Medicines Co. (a) (b)	10,113	193,563
MeiraGTx Holdings PLC (a) (b)	572	5,514
Menlo Therapeutics, Inc. (a)	1,451	5,978
Molecular Templates, Inc. (a) (b)	1,794	7,248
Mustang Bio, Inc. (a)	2,335	6,865
Myriad Genetics, Inc. (a)	10,327	300,206
NantKwest, Inc. (a)	4,028	4,672
NeoGenomics, Inc. (a)	9,548	120,400
Neon Therapeutics, Inc. (a) (b)	965	4,854
NewLink Genetics Corp. (a)	4,003	6,085
Novavax, Inc. (a) (b)	56,389	103,756
Nymox Pharmaceutical Corp. (a) (b)	4,516	5,916
Omeros Corp. (a) (b)	6,734	75,017
Organovo Holdings, Inc. (a)	15,896	15,214
Osmotica Pharmaceuticals PLC (a)	1,438	11,145
Ovid therapeutics, Inc. (a)	1,975	4,780
Pacific Biosciences of California, Inc. (a)	20,119	148,881
Palatin Technologies, Inc. (a)	30,377	21,519
PDL BioPharma, Inc. (a)	21,033	60,996
Pfenex, Inc. (a)	4,234	13,506
Pieris Pharmaceuticals, Inc. (a)	7,812	20,780
PolarityTE, Inc. (a) (b)	1,483	20,006
Prothena Corp. PLC (a)	5,823	59,977
PTC Therapeutics, Inc. (a)	6,652	228,297
Puma Biotechnology, Inc. (a)	4,279	87,078
Radius Health, Inc. (a)	5,954	98,181
REGENXBIO, Inc. (a)	4,719	197,962
Replimune Group, Inc. (a) (b)	1,115	11,150
resTORbio, Inc. (a) (b)	1,151	9,922
Retrophin, Inc. (a)	6,072	137,409
Rigel Pharmaceuticals, Inc. (a)	24,935	57,351
RTI Surgical, Inc. (a)	8,619	31,890
Rubius Therapeutics, Inc. (a) (b)	1,809	29,089

	Number of Shares	Value
Sangamo Therapeutics, Inc. (a)	14,905	$171,109
Savara, Inc. (a)	4,251	32,180
Scholar Rock Holding Corp. (a) (b)	925	21,247
Selecta Biosciences, Inc. (a) (b)	2,751	7,318
Sienna Biopharmaceuticals, Inc. (a) (b)	2,284	5,299
Solid Biosciences, Inc. (a) (b)	1,798	48,186
Spark Therapeutics, Inc. (a)	4,621	180,866
Spectrum Pharmaceuticals, Inc. (a)	14,866	130,077
Stemline Therapeutics, Inc. (a)	4,234	40,223
Surface Oncology, Inc. (a) (b)	1,661	7,043
Syndax Pharmaceuticals, Inc. (a)	2,076	9,238
Synlogic, Inc. (a) (b)	2,381	16,691
Theravance Biopharma, Inc. (a) (b)	6,379	163,239
Tocagen, Inc. (a)	2,725	22,372
Translate Bio, Inc. (a) (b)	1,466	10,995
Twist Bioscience Corp. (a)	741	17,110
Tyme Technologies, Inc. (a) (b)	15,296	56,442
Ultragenyx Pharmaceutical, Inc. (a)	7,031	305,708
UNITY Biotechnology, Inc. (a) (b)	3,662	59,544
Unum Therapeutics, Inc. (a) (b)	2,799	12,316
Veracyte, Inc. (a)	4,214	53,012
Verastem, Inc. (a) (b)	10,146	34,091
Vericel Corp. (a)	6,341	110,333
Viking Therapeutics, Inc. (a) (b)	8,815	67,435
WaVe Life Sciences Ltd. (a) (b)	2,604	109,472
XOMA Corp. (a) (b)	1,048	13,257
Y-mAbs Therapeutics, Inc. (a)	1,023	20,808
ZIOPHARM Oncology, Inc. (a) (b)	19,228	35,956
Zomedica Pharmaceuticals Corp. (a) (b)	5,538	6,812

		12,862,709

Commercial Services — 5.1%
Aaron’s, Inc.	10,205	429,120
ABM Industries, Inc.	9,722	312,173
Acacia Research Corp. (a)	6,949	20,708
Adtalem Global Education, Inc. (a)	8,598	406,857
American Public Education, Inc. (a)	2,389	67,991
AMN Healthcare Services, Inc. (a)	6,816	386,195
Arlo Technologies, Inc. (a) (b)	1,769	17,655
ASGN, Inc. (a)	7,460	406,570
Avalara, Inc. (a)	1,284	39,997
Avis Budget Group, Inc. (a)	9,860	221,653
Barrett Business Services, Inc.	1,033	59,139
BG Staffing, Inc.	1,239	25,585
BrightView Holdings, Inc. (a)	3,666	37,430
The Brink’s Co.	7,399	478,345
CAI International, Inc. (a)	2,557	59,399
Cardtronics PLC Class A (a)	5,832	151,632
Care.com, Inc. (a)	2,867	55,362
Career Education Corp. (a)	9,980	113,972
Carriage Services, Inc.	2,634	40,827

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cass Information Systems, Inc.	2,118	$112,085
CBIZ, Inc. (a)	7,585	149,424
Chegg, Inc. (a)	15,978	454,095
Cimpress NV (a)	3,236	334,667
Corvel Corp. (a)	1,323	81,656
CRA International, Inc.	1,143	48,635
Cross Country Healthcare, Inc. (a)	5,128	37,588
Deluxe Corp.	6,827	262,430
Emerald Expositions Events, Inc.	3,625	44,733
Ennis, Inc.	3,746	72,111
Everi Holdings, Inc. (a)	9,554	49,203
EVERTEC, Inc.	8,952	256,922
Evo Payments, Inc. Class A (a)	3,528	87,036
Forrester Research, Inc.	1,492	66,692
Franklin Covey Co. (a)	1,415	31,597
FTI Consulting, Inc. (a)	5,592	372,651
Green Dot Corp. Class A (a)	7,117	565,944
The Hackett Group, Inc.	3,543	56,723
Healthcare Services Group, Inc. (b)	10,906	438,203
HealthEquity, Inc. (a)	7,985	476,305
Heidrick & Struggles International, Inc.	2,767	86,303
Herc Holdings, Inc. (a)	3,529	91,719
Hertz Global Holdings, Inc. (a)	8,057	109,978
HMS Holdings Corp. (a)	12,168	342,286
Huron Consulting Group, Inc. (a)	3,250	166,757
I3 Verticals, Inc. Class A (a)	1,145	27,595
ICF International, Inc.	2,656	172,056
Insperity, Inc.	5,637	526,270
K12, Inc. (a)	5,543	137,411
Kelly Services, Inc. Class A	4,628	94,781
Kforce, Inc.	3,409	105,406
Korn/Ferry International	8,449	334,073
Laureate Education, Inc. Class A (a)	13,966	212,842
Liveramp Holdings, Inc. (a)	11,529	445,365
LSC Communications, Inc.	4,851	33,957
Matthews International Corp. Class A	4,584	186,202
Medifast, Inc.	1,717	214,659
MoneyGram International, Inc. (a)	4,673	9,346
Monro, Inc.	4,673	321,269
National Research Corp. Class A	1,622	61,863
Navigant Consulting, Inc.	6,237	150,000
Nutrisystem, Inc.	4,327	189,869
Paylocity Holding Corp. (a)	4,258	256,374
PFSweb, Inc. (a)	2,129	10,922
PRGX Global, Inc. (a)	2,985	28,268
Quad/Graphics, Inc.	4,619	56,906
Rent-A-Center, Inc. (a)	6,480	104,911
Resources Connection, Inc.	4,334	61,543
RR Donnelley & Sons Co.	10,478	41,493
Seacor Marine Holdings Inc. (a)	2,499	29,388
ServiceSource International, Inc. (a)	11,780	12,722
Sotheby’s (a)	5,200	206,648
SP Plus Corp. (a)	3,331	98,398

	Number of Shares	Value
Strategic Education, Inc.	3,073	$348,540
Team, Inc. (a) (b)	4,379	64,152
Textainer Group Holdings Ltd. (a)	4,047	40,308
Travelport Worldwide Ltd.	18,434	287,939
TriNet Group, Inc. (a)	6,409	268,858
TrueBlue, Inc. (a)	5,910	131,497
Vectrus, Inc. (a)	1,684	36,341
Viad Corp.	2,989	149,719
Weight Watchers International, Inc. (a)	5,662	218,270
Willdan Group, Inc. (a)	1,427	49,916

		13,852,430

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	7,923	295,924
elf Beauty, Inc. (a) (b)	3,344	28,959
Inter Parfums, Inc.	2,552	167,335
Revlon, Inc. Class A (a) (b)	1,177	29,648

		521,866

Foods — 1.4%
B&G Foods, Inc. (b)	9,657	279,184
Cal-Maine Foods, Inc.	4,581	193,776
Calavo Growers, Inc. (b)	2,329	169,924
The Chefs’ Warehouse, Inc. (a)	3,221	103,007
Darling Ingredients, Inc. (a)	24,180	465,223
Dean Foods Co.	13,494	51,412
Fresh Del Monte Produce, Inc.	4,467	126,282
Hostess Brands, Inc. (a)	14,495	158,575
Ingles Markets, Inc. Class A	2,063	56,155
J&J Snack Foods Corp.	2,214	320,122
John B Sanfilippo & Son, Inc.	1,251	69,631
Lancaster Colony Corp.	2,781	491,848
Nathan’s Famous, Inc.	423	28,108
Performance Food Group Co. (a)	15,021	484,728
Sanderson Farms, Inc.	2,999	297,771
Seneca Foods Corp. Class A (a)	1,085	30,619
The Simply Good Foods Co. (a)	8,854	167,341
Smart & Final Stores, Inc. (a)	3,269	15,495
SpartanNash Co.	5,288	90,848
Tootsie Roll Industries, Inc. (b)	2,380	79,492
United Natural Foods, Inc. (a)	7,607	80,558
Village Super Market, Inc. Class A	1,229	32,863
Weis Markets, Inc.	1,397	66,749

		3,859,711

Health Care – Products — 4.0%
Accelerate Diagnostics, Inc. (a) (b)	3,804	43,746
Accuray, Inc. (a)	12,299	41,940
AngioDynamics, Inc. (a)	5,325	107,192
AtriCure, Inc. (a)	5,422	165,913
Atrion Corp.	210	155,627
Avanos Medical, Inc. (a)	6,885	308,379
AxoGen, Inc. (a)	4,998	102,109

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Axonics Modulation Technologies, Inc. (a)	1,023	$15,458
BioTelemetry, Inc. (a)	4,855	289,941
Cardiovascular Systems, Inc. (a)	4,986	142,051
CareDx, Inc. (a)	5,161	129,748
Celcuity, Inc. (a)	815	19,552
Cerus Corp. (a)	19,540	99,068
CONMED Corp.	3,703	237,733
CryoLife, Inc. (a)	5,231	148,456
Cutera, Inc. (a)	2,040	34,721
CytoSorbents Corp. (a) (b)	4,410	35,633
Endologix, Inc. (a)	15,144	10,843
FONAR Corp. (a)	934	18,904
GenMark Diagnostics, Inc. (a)	7,768	37,752
Genomic Health, Inc. (a)	3,094	199,285
Glaukos Corp. (a) (b)	5,012	281,524
Globus Medical, Inc. Class A (a)	10,710	463,529
Haemonetics Corp. (a)	7,651	765,483
Inogen, Inc. (a)	2,634	327,064
Inspire Medical Systems, Inc. (a)	1,747	73,811
Integer Holdings Corp. (a)	4,571	348,584
Intersect ENT, Inc. (a)	4,389	123,682
Invacare Corp.	4,775	20,532
iRadimed Corp. (a) (b)	490	11,985
iRhythm Technologies, Inc. (a)	3,555	247,001
Lantheus Holdings, Inc. (a)	5,416	84,760
LeMaitre Vascular, Inc.	2,371	56,050
LivaNova PLC (a)	7,157	654,651
Luminex Corp.	6,091	140,763
Meridian Bioscience, Inc.	6,152	106,799
Merit Medical Systems, Inc. (a)	7,860	438,667
NanoString Technologies, Inc. (a)	3,726	55,257
Natus Medical, Inc. (a)	4,816	163,888
Nevro Corp. (a)	4,277	166,333
Novocure Ltd. (a)	10,842	362,990
NuVasive, Inc. (a)	7,558	374,574
Nuvectra Corp. (a)	2,540	41,504
NxStage Medical, Inc. (a)	9,717	278,101
OPKO Health, Inc. (a)	47,270	142,283
OraSure Technologies, Inc. (a)	8,849	103,356
Orthofix Medical, Inc. (a)	2,569	134,847
OrthoPediatrics Corp. (a)	999	34,845
Oxford Immunotec Global PLC (a)	3,736	47,746
Patterson Cos., Inc.	12,035	236,608
Pulse Biosciences, Inc. (a) (b)	1,488	17,052
Quanterix Corp. (a)	1,264	23,144
Quidel Corp. (a)	5,039	246,004
Repligen Corp. (a)	5,743	302,886
Rockwell Medical, Inc. (a) (b)	7,046	15,924
SeaSpine Holdings Corp. (a)	2,177	39,708
SI-BONE, Inc. (a) (b)	1,232	25,736
Sientra, Inc. (a)	3,398	43,189
STAAR Surgical Co. (a)	6,475	206,617

	Number of Shares	Value
Surmodics, Inc. (a)	1,905	$90,030
T2 Biosystems, Inc. (a) (b)	4,618	13,900
Tactile Systems Technology, Inc. (a)	2,593	118,111
Tandem Diabetes Care, Inc. (a)	7,512	285,231
TransEnterix, Inc. (a) (b)	23,544	53,209
Utah Medical Products, Inc.	503	41,789
Varex Imaging Corp. (a)	5,610	132,845
ViewRay, Inc. (a) (b)	9,301	56,457
Wright Medical Group NV (a)	18,269	497,282

		10,840,382

Health Care – Services — 1.6%
AAC Holdings, Inc. (a)	1,879	2,631
Addus HomeCare Corp. (a)	1,431	97,136
Amedisys, Inc. (a)	3,941	461,530
American Renal Associates Holdings, Inc. (a)	1,965	22,637
Apollo Medical Holdings, Inc. (a)	502	9,965
Brookdale Senior Living, Inc. (a)	27,460	183,982
Capital Senior Living Corp. (a)	3,614	24,575
Cellular Biomedicine Group, Inc. (a) (b)	1,659	29,298
Civitas Solutions, Inc. (a)	2,347	41,096
Community Health Systems, Inc. (a) (b)	12,813	36,133
The Ensign Group, Inc.	7,334	284,486
Evolus, Inc. (a)	1,348	16,041
Genesis Healthcare, Inc. (a)	7,826	9,235
Invitae Corp. (a)	9,679	107,050
LHC Group, Inc. (a)	4,332	406,688
Magellan Health, Inc. (a)	3,613	205,544
Medpace Holdings, Inc. (a)	3,209	169,852
Miragen Therapeutics, Inc. (a)	3,591	10,881
Natera, Inc. (a)	4,862	67,873
National HealthCare Corp.	1,780	139,641
Neuronetics, Inc. (a)	947	18,324
The Providence Service Corp. (a)	1,628	97,713
Quorum Health Corp. (a)	4,075	11,777
R1 RCM, Inc. (a)	15,119	120,196
RadNet, Inc. (a)	5,937	60,379
Select Medical Holdings Corp. (a)	15,919	244,357
Surgery Partners, Inc. (a) (b)	2,732	26,746
Syneos Health, Inc. (a)	9,111	358,518
Teladoc Health, Inc. (a) (b)	9,844	487,967
Tenet Healthcare Corp. (a)	12,296	210,753
Tivity Health, Inc. (a)	5,864	145,486
Triple-S Management Corp. Class B (a)	3,191	55,491
U.S. Physical Therapy, Inc.	1,828	187,096
Vapotherm, Inc. (a)	685	13,666

		4,364,743

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.5%
Acco Brands Corp.	15,302	$103,748
Central Garden & Pet Co. (a) (b)	1,511	52,054
Central Garden & Pet Co. Class A (a)	5,986	187,063
Helen of Troy Ltd. (a)	3,906	512,389
Quanex Building Products Corp.	5,197	70,627
Rosetta Stone, Inc. (a)	2,948	48,347
WD-40 Co.	2,008	367,986

		1,342,214

Pharmaceuticals — 3.5%
Achaogen, Inc. (a) (b)	4,392	5,402
Aclaris Therapeutics, Inc. (a)	5,220	38,576
Adamas Pharmaceuticals, Inc. (a) (b)	3,185	27,200
Aeglea BioTherapeutics, Inc. (a)	2,568	19,234
Aerie Pharmaceuticals, Inc. (a)	5,226	188,659
Aimmune Therapeutics, Inc. (a)	6,454	154,380
Akcea Therapeutics, Inc. (a) (b)	1,903	57,356
Akebia Therapeutics, Inc. (a) (b)	12,544	69,368
Akorn, Inc. (a)	13,720	46,511
Amneal Pharmaceuticals, Inc. (a)	12,770	172,778
Amphastar Pharmaceuticals, Inc. (a)	5,227	104,017
Ampio Pharmaceuticals, Inc. (a) (b)	12,567	4,961
Anika Therapeutics, Inc. (a)	2,041	68,598
Antares Pharma, Inc. (a) (b)	21,294	57,920
Apellis Pharmaceuticals, Inc. (a)	5,374	70,883
Aquestive Therapeutics, Inc. (a)	787	4,958
Array BioPharma, Inc. (a)	30,350	432,487
Assertio Therapeutics, Inc. (a)	8,604	31,060
Athenex, Inc. (a) (b)	6,509	82,599
Athersys, Inc. (a) (b)	17,362	25,001
Bellicum Pharmaceuticals, Inc. (a)	6,003	17,529
BioScrip, Inc. (a)	18,752	66,945
BioSpecifics Technologies Corp. (a)	856	51,874
Catalyst Biosciences, Inc. (a)	1,662	13,113
Catalyst Pharmaceuticals, Inc. (a)	14,490	27,821
Chimerix, Inc. (a)	6,318	16,237
Clovis Oncology, Inc. (a) (b)	6,997	125,666
Coherus Biosciences, Inc. (a)	7,663	69,350
Collegium Pharmaceutical, Inc. (a) (b)	4,256	73,076
Concert Pharmaceuticals, Inc. (a)	3,172	39,809
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	7,200	42,048
Corcept Therapeutics, Inc. (a) (b)	14,355	191,783
Corvus Pharmaceuticals, Inc. (a)	1,943	7,131
Cytokinetics, Inc. (a)	6,774	42,812
Dermira, Inc. (a)	5,184	37,273
Diplomat Pharmacy, Inc. (a)	8,339	112,243
Dova Pharmaceuticals, Inc. (a) (b)	1,766	13,386
Durect Corp. (a)	21,938	10,598
Eagle Pharmaceuticals, Inc. (a)	1,576	63,497
Eloxx Pharmaceuticals, Inc. (a)	3,219	38,660
Enanta Pharmaceuticals, Inc. (a)	2,462	174,383

	Number of Shares	Value
Endo International PLC (a)	32,922	$240,331
Fennec Pharmaceuticals, Inc. (a)	1,586	10,119
Flexion Therapeutics, Inc. (a) (b)	4,960	56,147
G1 Therapeutics, Inc. (a)	3,352	64,191
Global Blood Therapeutics, Inc. (a)	7,341	301,348
Gritstone Oncology, Inc. (a)	1,015	15,682
Heron Therapeutics, Inc. (a)	10,161	263,576
Heska Corp. (a)	990	85,239
Horizon Pharma PLC (a)	24,720	483,029
Immune Design Corp. (a)	5,115	6,650
Insys Therapeutics, Inc. (a) (b)	3,812	13,342
Intellia Therapeutics, Inc. (a)	4,884	66,667
Intra-Cellular Therapies, Inc. (a)	6,585	75,003
Ironwood Pharmaceuticals, Inc. (a)	20,704	214,493
Jounce Therapeutics, Inc. (a)	2,327	7,842
Kadmon Holdings, Inc. (a) (b)	14,804	30,792
Kala Pharmaceuticals, Inc. (a)	2,340	11,443
Kodiak Sciences, Inc. (a)	1,395	9,905
Kura Oncology, Inc. (a)	4,193	58,870
La Jolla Pharmaceutical Co. (a) (b)	3,097	29,205
Lannett Co., Inc. (a) (b)	4,512	22,380
Madrigal Pharmaceuticals, Inc. (a) (b)	1,022	115,200
Mallinckrodt PLC (a)	12,094	191,085
MannKind Corp. (a) (b)	20,162	21,372
Marinus Pharmaceuticals, Inc. (a) (b)	5,551	15,931
MediciNova, Inc. (a) (b)	5,777	47,198
Melinta Therapeutics, Inc. (a)	5,233	4,148
Mersana Therapeutics, Inc. (a) (b)	1,743	7,111
Minerva Neurosciences, Inc. (a)	4,589	30,930
Mirati Therapeutics, Inc. (a)	2,974	126,157
Momenta Pharmaceuticals, Inc. (a)	11,460	126,518
MyoKardia, Inc. (a)	5,020	245,277
Natural Grocers by Vitamin Cottage, Inc. (a)	1,295	19,852
Natural Health Trends Corp. (b)	1,035	19,137
Nature’s Sunshine Products, Inc. (a)	1,372	11,182
Neogen Corp. (a)	7,385	420,945
Neos Therapeutics, Inc. (a) (b)	6,919	11,416
Ocular Therapeutix, Inc. (a)	4,972	19,789
Odonate Therapeutics, Inc. (a) (b)	944	13,292
Optinose, Inc. (a) (b)	2,855	17,701
Owens & Minor, Inc.	8,968	56,767
Pacira Pharmaceuticals, Inc. (a)	5,862	252,183
Paratek Pharmaceuticals, Inc. (a) (b)	4,705	24,137
Phibro Animal Health Corp. Class A	3,001	96,512
Portola Pharmaceuticals, Inc. (a) (b)	9,568	186,767
Prestige Consumer Healthcare, Inc. (a)	7,630	235,614
Principia Biopharma, Inc. (a)	839	22,980
Progenics Pharmaceuticals, Inc. (a)	12,483	52,429
Proteostasis Therapeutics, Inc. (a)	5,039	16,326
Ra Pharmaceuticals, Inc. (a)	2,071	37,692
Reata Pharmaceuticals, Inc. Class A (a)	2,756	154,612
Recro Pharma, Inc. (a)	2,732	19,397

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Revance Therapeutics, Inc. (a)	4,825	$97,127
Rhythm Pharmaceuticals, Inc. (a)	2,252	60,534
Rocket Pharmaceuticals, Inc. (a) (b)	3,068	45,468
scPharmaceuticals, Inc. (a) (b)	1,024	3,850
Senseonics Holdings, Inc. (a) (b)	12,612	32,665
Seres Therapeutics, Inc. (a) (b)	3,151	14,243
SIGA Technologies, Inc. (a) (b)	7,629	60,269
Sorrento Therapeutics, Inc. (a) (b)	16,128	38,707
Spero Therapeutics, Inc. (a)	1,107	6,808
Spring Bank Pharmaceuticals, Inc. (a)	2,097	21,788
Supernus Pharmaceuticals, Inc. (a)	7,194	238,985
Sutro Biopharma, Inc. (a)	934	8,425
Synergy Pharmaceuticals, Inc. (a) (b)	36,751	4,186
Syros Pharmaceuticals, Inc. (a)	3,671	20,447
Teligent, Inc. (a) (b)	6,284	8,609
Tetraphase Pharmaceuticals, Inc. (a)	7,334	8,287
TG Therapeutics, Inc. (a) (b)	9,296	38,114
TherapeuticsMD, Inc. (a) (b)	26,988	102,824
Tricida, Inc. (a)	1,727	40,723
USANA Health Sciences, Inc. (a)	1,858	218,742
Vanda Pharmaceuticals, Inc. (a)	7,547	197,203
Verrica Pharmaceuticals, Inc. (a)	871	7,099
Vital Therapies, Inc. (a) (b)	4,596	856
Voyager Therapeutics, Inc. (a)	3,154	29,648
Xencor, Inc. (a)	6,872	248,492
Xeris Pharmaceuticals, Inc. (a) (b)	986	16,762
Zafgen, Inc. (a)	4,503	22,290
Zogenix, Inc. (a)	6,190	225,687

		9,401,931

		58,530,617

Energy — 3.5%
Coal — 0.3%
Advanced Emissions Solutions, Inc. (b)	2,725	28,749
Arch Coal, Inc. Class A	2,578	213,948
Cloud Peak Energy, Inc. (a)	10,538	3,860
CONSOL Energy, Inc. (a)	4,124	130,772
Hallador Energy Co.	2,483	12,589
NACCO Industries, Inc. Class A	537	18,204
Peabody Energy Corp.	11,548	351,983
Ramaco Resources, Inc. (a)	1,008	4,990
SunCoke Energy, Inc. (a)	9,596	82,046
Warrior Met Coal, Inc.	6,375	153,701

		1,000,842

Energy – Alternate Sources — 0.4%
Amyris, Inc. (a) (b)	4,588	15,324
Clean Energy Fuels Corp. (a)	19,910	34,245
Enphase Energy, Inc. (a) (b)	12,918	61,102
FuelCell Energy, Inc. (a) (b)	15,212	8,374
FutureFuel Corp.	3,848	61,029
Green Plains, Inc.	5,719	74,976
Pattern Energy Group, Inc. Class A	11,889	221,373

	Number of Shares	Value
Plug Power, Inc. (a) (b)	31,131	$38,603
Renewable Energy Group, Inc. (a) (b)	5,428	139,500
REX American Resources Corp. (a)	830	56,531
Sunrun, Inc. (a)	14,252	155,204
TerraForm Power, Inc. Class A	10,765	120,784
TPI Composites, Inc. (a)	2,138	52,552
Vivint Solar, Inc. (a) (b)	4,431	16,882

		1,056,479

Oil & Gas — 1.6%
Abraxas Petroleum Corp. (a)	23,953	26,109
Adams Resources & Energy, Inc.	294	11,381
Alta Mesa Resources, Inc. (a) (b)	15,093	15,093
Approach Resources Inc. (a) (b)	6,715	5,855
Berry Petroleum Corp.	1,940	16,975
Bonanza Creek Energy, Inc. (a)	2,813	58,145
California Resources Corp. (a)	6,639	113,129
Callon Petroleum Co. (a)	33,722	218,856
Carrizo Oil & Gas, Inc. (a)	12,895	145,585
CVR Energy, Inc.	2,696	92,958
Delek US Holdings, Inc.	12,008	390,380
Denbury Resources, Inc. (a)	67,758	115,866
Diamond Offshore Drilling, Inc. (a)	9,514	89,812
Earthstone Energy, Inc. Class A (a)	2,818	12,737
Eclipse Resources Corp. (a) (b)	14,076	14,780
EP Energy Corp. Class A (a) (b)	6,853	4,797
Evolution Petroleum Corp.	3,710	25,302
Goodrich Petroleum Corp. (a)	1,370	18,495
Gulfport Energy Corp. (a)	25,647	167,988
Halcon Resources Corp. (a) (b)	19,665	33,430
HighPoint Resources Corp. (a)	16,224	40,398
Isramco, Inc. (a)	100	11,850
Jagged Peak Energy, Inc. (a) (b)	9,447	86,157
Laredo Petroleum, Inc. (a)	22,827	82,634
Lilis Energy, Inc. (a)	6,364	8,719
Mammoth Energy Services, Inc.	1,855	33,353
Matador Resources Co. (a)	15,546	241,429
Midstates Petroleum Co., Inc. (a)	2,099	15,763
Murphy USA, Inc. (a)	4,436	339,975
Noble Corp. PLC (a)	36,242	94,954
Northern Oil and Gas, Inc. (a)	28,665	64,783
Oasis Petroleum, Inc. (a)	39,572	218,833
Panhandle Oil & Gas, Inc. Class A	2,306	35,743
Par Pacific Holdings, Inc. (a)	4,524	64,150
PDC Energy, Inc. (a)	9,732	289,624
Penn Virginia Corp. (a)	1,821	98,443
Quintana Energy Services, Inc. (a)	799	2,764
Resolute Energy Corp. (a) (b)	3,239	93,866
Ring Energy, Inc. (a)	8,499	43,175
Rosehill Resources, Inc. (a) (b)	56	125
Rowan Cos. PLC Class A (a) (b)	18,722	157,078
Sanchez Energy Corp. (a) (b)	11,933	3,222
SandRidge Energy, Inc. (a)	4,462	33,956

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SilverBow Resources, Inc. (a)	1,011	$23,900
Southwestern Energy Co. (a)	86,577	295,228
SRC Energy, Inc. (a)	35,516	166,925
Talos Energy, Inc. (a)	2,997	48,911
Trecora Resources (a)	3,148	24,554
Ultra Petroleum Corp. (a)	24,514	18,633
Unit Corp. (a)	7,689	109,799
W&T Offshore, Inc. (a)	13,805	56,877
WildHorse Resource Development Corp. (a)	4,101	57,865
Zion Oil & Gas, Inc. (a) (b)	7,460	3,114

		4,444,473

Oil & Gas Services — 1.1%
Archrock, Inc.	18,672	139,853
Basic Energy Services, Inc. (a)	2,747	10,548
Bristow Group, Inc. (a) (b)	4,892	11,888
C&J Energy Services, Inc. (a)	9,323	125,861
CARBO Ceramics, Inc. (a) (b)	3,211	11,174
Dawson Geophysical Co. (a)	2,959	10,001
DMC Global, Inc.	2,131	74,841
Dril-Quip, Inc. (a)	5,274	158,378
Era Group, Inc. (a)	2,886	25,224
Exterran Corp. (a)	4,757	84,199
Flotek Industries, Inc. (a) (b)	8,410	9,167
Forum Energy Technologies, Inc. (a)	11,902	49,155
Frank’s International NV (a)	11,008	57,462
FTS International, Inc. (a)	4,902	34,853
Helix Energy Solutions Group, Inc. (a)	20,666	111,803
Independence Contract Drilling, Inc. (a)	7,216	22,514
ION Geophysical Corp. (a)	1,488	7,708
Keane Group, Inc. (a)	7,666	62,708
Key Energy Services, Inc. (a)	1,528	3,163
KLX Energy Services Holdings, Inc. (a)	2,952	69,224
Liberty Oilfield Services, Inc. Class A (b)	6,569	85,069
Matrix Service Co. (a)	3,949	70,845
McDermott International, Inc. (a)	26,359	172,388
MRC Global, Inc. (a)	12,344	150,967
Natural Gas Services Group, Inc. (a)	1,795	29,510
NCS Multistage Holdings, Inc. (a)	1,448	7,370
Newpark Resources, Inc. (a)	13,264	91,124
Nine Energy Service, Inc. (a)	2,215	49,926
NOW, Inc. (a) (b)	15,853	184,529
Nuverra Environmental Solutions, Inc. (a) (b)	270	2,214
Oceaneering International, Inc. (a)	14,497	175,414
Oil States International, Inc. (a)	8,750	124,950
PHI, Inc. (a) (b)	1,591	2,943
Pioneer Energy Services Corp. (a)	11,015	13,548
Profire Energy, Inc. (a)	3,314	4,805

	Number of Shares	Value
ProPetro Holding Corp. (a)	10,409	$128,239
SEACOR Holdings, Inc. (a)	2,515	93,055
Select Energy Services, Inc. Class A (a)	6,771	42,793
Smart Sand, Inc. (a) (b)	3,094	6,869
Solaris Oilfield Infrastructure, Inc. Class A (b)	3,992	48,263
Superior Energy Services, Inc. (a)	22,531	75,479
Tellurian, Inc. (a) (b)	12,576	87,403
TETRA Technologies, Inc. (a)	17,723	29,775
Thermon Group Holdings, Inc. (a)	4,776	96,857
US Silica Holdings, Inc. (b)	11,498	117,050

		2,971,109

Pipelines — 0.1%
NextDecade Corp. (a) (b)	1,074	5,800
SemGroup Corp. Class A	11,607	159,944

		165,744

		9,638,647

Financial — 24.5%
Banks — 9.3%
The The Bank of Princeton	884	24,664
1st Constitution Bancorp	1,032	20,568
1st Source Corp.	2,318	93,508
Access National Corp.	2,290	48,846
ACNB Corp.	989	38,818
Allegiance Bancshares, Inc. (a)	1,716	55,547
Amalgamated Bank Class A	1,735	33,832
American National Bankshares, Inc.	1,201	35,201
Ameris Bancorp	6,255	198,096
Ames National Corp.	1,271	32,309
Arrow Financial Corp.	1,823	58,372
Atlantic Capital Bancshares, Inc. (a)	3,727	61,011
Auburn National Bancorporation, Inc.	332	10,511
BancFirst Corp.	2,657	132,584
Banco Latinoamericano de Comercio Exterior SA	4,556	78,819
The Bancorp, Inc. (a)	7,336	58,395
BancorpSouth Bank	13,872	362,614
Bank of Commerce Holdings	2,200	24,112
Bank of Marin Bancorp	2,008	82,810
The Bank of NT Butterfield & Son Ltd.	8,022	251,490
Bank7 Corp. (a)	504	6,728
Bankwell Financial Group, Inc.	889	25,523
Banner Corp.	4,712	251,998
Bar Harbor Bankshares	2,256	50,602
Baycom Corp. (a)	1,549	35,766
BCB Bancorp, Inc.	1,937	20,280
Blue Hills Bancorp, Inc.	3,359	71,681
Boston Private Financial Holdings, Inc.	12,256	129,546
Bridge Bancorp, Inc.	2,408	61,380

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bridgewater Bancshares, Inc. (a)	3,412	$35,997
Bryn Mawr Bank Corp.	2,933	100,895
Business First Bancshares, Inc.	1,576	38,186
Byline Bancorp, Inc. (a)	2,454	40,884
C&F Financial Corp.	489	26,020
Cadence BanCorp	10,664	178,942
Cambridge Bancorp	550	45,787
Camden National Corp.	2,242	80,645
Capital Bancorp, Inc. /MD (a)	940	10,725
Capital City Bank Group, Inc.	1,719	39,898
Capstar Financial Holdings, Inc.	1,164	17,146
Carolina Financial Corp.	3,092	91,492
Cathay General Bancorp	11,367	381,135
CB Financial Services, Inc.	656	16,256
CBTX, Inc.	2,779	81,703
CenterState Bank Corp.	13,525	284,566
Central Pacific Financial Corp.	4,149	101,028
Central Valley Community Bancorp	1,649	31,117
Century Bancorp, Inc. Class A	435	29,463
Chemical Financial Corp.	10,484	383,819
Chemung Financial Corp.	491	20,283
Citizens & Northern Corp.	1,792	47,363
City Holding Co.	2,335	157,823
Civista Bancshares, Inc.	2,022	35,223
CNB Financial Corp.	2,111	48,447
Coastal Financial Corp. (a)	937	14,270
Codorus Valley Bancorp, Inc.	1,345	28,581
Columbia Banking System, Inc.	10,756	390,335
Community Bank System, Inc.	7,382	430,371
The Community Financial Corp.	681	19,912
Community Trust Bancorp, Inc.	2,296	90,945
ConnectOne Bancorp, Inc.	4,402	81,305
County Bancorp, Inc.	767	13,323
Customers Bancorp, Inc. (a)	4,337	78,933
CVB Financial Corp.	16,449	332,763
Eagle Bancorp, Inc. (a)	4,687	228,304
Enterprise Bancorp, Inc.	1,444	46,439
Enterprise Financial Services Corp.	3,340	125,684
Equity Bancshares, Inc. Class A (a)	1,996	70,359
Esquire Financial Holdings, Inc. (a)	836	18,141
Evans Bancorp, Inc.	689	22,399
Farmers & Merchants Bancorp, Inc./Archbold OH	1,305	50,229
Farmers National Banc Corp.	3,789	48,272
FB Financial Corp.	2,398	83,978
Fidelity D&D Bancorp, Inc. (b)	400	25,672
Fidelity Southern Corp.	3,202	83,316
Financial Institutions, Inc.	2,268	58,288
First BanCorp	31,403	270,066
First Bancorp	4,305	140,601
First Bancorp, Inc.	1,459	38,372
The First Bancshares, Inc.	1,818	54,994
First Bank/Hamilton NJ	2,336	28,312

	Number of Shares	Value
First Busey Corp.	6,426	$157,694
First Business Financial Services, Inc.	1,227	23,939
First Choice Bancorp	1,316	29,742
First Commonwealth Financial Corp.	14,675	177,274
First Community Bancshares, Inc.	2,311	72,750
First Community Corp/SC	1,102	21,412
First Financial Bancorp	14,033	332,863
First Financial Bankshares, Inc. (b)	9,561	551,574
First Financial Corp.	1,739	69,821
First Foundation, Inc. (a)	5,635	72,466
First Guaranty Bancshares, Inc. (b)	731	16,966
First Internet Bancorp	1,451	29,658
First Interstate BancSystem, Inc. Class A	4,822	176,292
First Merchants Corp.	7,261	248,834
First Mid-Illinois Bancshares, Inc.	1,862	59,435
First Midwest Bancorp, Inc.	15,634	309,710
First Northwest Bancorp	1,354	20,080
The First of Long Island Corp.	3,592	71,660
First United Corp.	958	15,251
Flagstar Bancorp, Inc. (a)	4,337	114,497
Franklin Financial Network, Inc. (a)	1,872	49,365
Fulton Financial Corp.	25,339	392,248
FVCBankcorp, Inc. (a) (b)	272	4,790
German American Bancorp Inc.	3,105	86,226
Glacier Bancorp, Inc.	12,530	496,439
Great Southern Bancorp, Inc.	1,608	74,016
Great Western Bancorp, Inc.	8,703	271,969
Green Bancorp, Inc.	3,908	66,983
Guaranty Bancorp	3,786	78,559
Guaranty Bancshares, Inc.	1,157	34,502
Hancock Whitney Corp.	12,508	433,402
Hanmi Financial Corp.	4,702	92,629
HarborOne Bancorp, Inc. (a)	2,195	34,879
Heartland Financial USA, Inc.	4,308	189,337
Heritage Commerce Corp.	5,794	65,704
Heritage Financial Corp.	5,381	159,923
Hilltop Holdings, Inc.	10,604	189,069
Home BancShares, Inc.	23,416	382,617
HomeStreet, Inc. (a)	3,696	78,466
Hope Bancorp, Inc.	18,386	218,058
Horizon Bancorp, Inc.	5,483	86,522
Howard Bancorp, Inc. (a)	1,859	26,584
IBERIABANK Corp.	8,176	525,553
Independent Bank Corp.	3,999	281,170
Independent Bank Corp.	3,195	67,159
Independent Bank Group, Inc.	3,106	142,162
International Bancshares Corp.	8,127	279,569
Investar Holding Corp.	1,272	31,546
Kearny Financial Corp.	13,446	172,378
Lakeland Bancorp, Inc.	6,635	98,264
Lakeland Financial Corp.	3,593	144,295
LCNB Corp.	1,363	20,649
LegacyTexas Financial Group, Inc.	6,992	224,373

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Level One Bancorp, Inc.	764	$17,136
Live Oak Bancshares, Inc.	3,771	55,848
Luther Burbank Corp.	3,044	27,457
Macatawa Bank Corp.	3,879	37,316
MB Financial, Inc.	12,252	485,547
MBT Financial Corp.	2,714	25,240
Mercantile Bank Corp.	2,365	66,835
Merchants Bancorp	2,364	47,185
Meta Financial Group, Inc.	4,116	79,809
Metropolitan Bank Holding Corp. (a)	985	30,387
Mid Penn Bancorp, Inc.	661	15,216
Middlefield Banc Corp.	439	18,627
Midland States Bancorp, Inc.	3,127	69,857
MidSouth Bancorp, Inc.	2,180	23,108
MidWestOne Financial Group, Inc.	1,613	40,051
MVB Financial Corp.	1,296	23,380
National Bank Holdings Corp. Class A	4,223	130,364
National Bankshares, Inc.	993	36,175
National Commerce Corp. (a)	2,614	94,104
NBT Bancorp, Inc.	6,271	216,914
Nicolet Bankshares, Inc. (a)	1,210	59,048
Northeast Bancorp	1,169	19,557
Northrim BanCorp, Inc.	1,002	32,936
Norwood Financial Corp.	821	27,093
Oak Valley Bancorp	974	17,824
OFG Bancorp	6,367	104,801
Ohio Valley Banc Corp.	582	20,597
Old Line Bancshares, Inc.	2,279	59,983
Old National Bancorp	22,334	343,944
Old Second Bancorp, Inc.	4,338	56,394
OP Bancorp (a)	1,737	15,407
Opus Bank	2,945	57,693
Origin Bancorp, Inc.	2,567	87,483
Orrstown Financial Services, Inc.	1,129	20,559
Pacific City Financial Corp.	1,734	27,137
Pacific Mercantile Bancorp (a)	2,398	17,146
Park National Corp.	2,037	173,043
Parke Bancorp, Inc.	973	18,210
PCSB Financial Corp.	2,448	47,883
Peapack Gladstone Financial Corp.	2,740	68,993
Penns Woods Bancorp, Inc.	699	28,128
People’s Utah Bancorp	2,240	67,536
Peoples Bancorp of North Carolina, Inc.	670	16,388
Peoples Bancorp, Inc.	2,574	77,477
Peoples Financial Services Corp.	1,031	45,426
Ponce de Leon Federal Bank (a)	1,242	15,823
Preferred Bank	2,053	88,998
Premier Financial Bancorp, Inc.	1,760	26,242
Provident Bancorp, Inc. (a)	607	13,160
QCR Holdings, Inc.	1,892	60,714
RBB Bancorp	2,007	35,263
Reliant Bancorp, Inc.	1,530	35,251
Renasant Corp.	7,080	213,674

	Number of Shares	Value
Republic Bancorp, Inc. Class A	1,440	$55,757
Republic First Bancorp, Inc. (a)	6,549	39,097
S&T Bancorp, Inc.	5,065	191,660
Sandy Spring Bancorp, Inc.	5,088	159,458
SB One Bancorp	1,094	22,361
Seacoast Banking Corp. of Florida (a)	6,762	175,947
Select Bancorp, Inc. (a)	2,285	28,288
ServisFirst Bancshares, Inc.	6,846	218,182
Shore Bancshares, Inc.	1,877	27,292
Sierra Bancorp	2,092	50,271
Simmons First National Corp. Class A	13,305	321,050
SmartFinancial, Inc. (a)	1,715	31,333
South State Corp.	5,401	323,790
Southern First Bancshares, Inc. (a)	1,037	33,257
Southern National Bancorp of Virginia, Inc.	2,914	38,523
Southside Bancshares, Inc.	4,884	155,067
Spirit of Texas Bancshares, Inc. (a) (b)	1,352	30,799
State Bank Financial Corp.	5,539	119,587
Sterling Bancorp, Inc.	3,243	22,539
Stock Yards Bancorp, Inc.	3,177	104,206
Summit Financial Group, Inc.	1,612	31,128
Tompkins Financial Corp.	2,171	162,847
Towne Bank	9,685	231,956
TriCo Bancshares	3,753	126,814
TriState Capital Holdings, Inc. (a)	3,606	70,173
Triumph Bancorp, Inc. (a)	3,524	104,663
TrustCo Bank Corp NY	13,822	94,819
Trustmark Corp.	9,862	280,377
UMB Financial Corp.	6,663	406,243
Union Bankshares Corp.	9,618	271,516
Union Bankshares, Inc.	590	28,172
United Bankshares, Inc.	14,716	457,815
United Community Banks, Inc.	11,521	247,241
United Security Bancshares/Fresno CA	1,877	17,982
Unity Bancorp, Inc.	1,170	24,289
Univest Corp. of Pennsylvania	4,256	91,802
Valley National Bancorp	47,423	421,116
Veritex Holdings, Inc. (a)	3,447	73,697
Walker & Dunlop, Inc.	4,065	175,811
Washington Trust Bancorp, Inc.	2,220	105,517
WesBanco, Inc.	7,685	281,963
West Bancorporation, Inc.	2,312	44,136
Westamerica Bancorp.	3,792	211,139
Western New England Bancorp, Inc.	3,849	38,644

		25,314,632

Diversified Financial Services — 2.2%
Aircastle Ltd.	8,023	138,317
Altisource Portfolio Solutions SA (a) (b)	1,480	33,285

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arlington Asset Investment Corp. Class A (b)	4,438	$32,131
Artisan Partners Asset Management, Inc. Class A	7,046	155,787
Ashford, Inc. (a)	108	5,605
Associated Capital Group, Inc. Class A	370	13,035
Blucora, Inc. (a)	7,022	187,066
BrightSphere Investment Group PLC	11,785	125,864
Cohen & Steers, Inc.	3,268	112,158
Columbia Financial, Inc. (a)	7,310	111,770
Cowen, Inc. (a)	4,130	55,094
Curo Group Holdings Corp. (a)	1,730	16,418
Diamond Hill Investment Group, Inc.	485	72,483
Elevate Credit, Inc. (a)	3,176	14,229
Ellie Mae, Inc. (a) (b)	5,106	320,810
Encore Capital Group, Inc. (a) (b)	3,816	89,676
Enova International, Inc. (a)	4,997	97,242
Federal Agricultural Mortgage Corp. Class C	1,331	80,446
Federated Investors, Inc. Class B	14,248	378,284
Focus Financial Partners, Inc. Class A (a)	2,785	73,329
FRP Holdings, Inc. (a)	1,039	47,804
Gain Capital Holdings, Inc. (b)	4,108	25,305
GAMCO Investors, Inc. Class A	717	12,110
Granite Point Mortgage Trust, Inc.	6,368	114,815
Greenhill & Co., Inc.	2,601	63,464
Hamilton Lane, Inc. Class A	2,460	91,020
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,622	145,199
Houlihan Lokey, Inc.	4,993	183,742
Impac Mortgage Holdings, Inc. (a) (b)	1,367	5,167
INTL. FCStone, Inc. (a)	2,255	82,488
Investment Technology Group, Inc.	4,777	144,457
Ladenburg Thalmann Financial Services, Inc.	14,866	34,638
LendingClub Corp. (a)	47,248	124,262
LendingTree, Inc. (a) (b)	1,175	257,995
Marlin Business Services Corp.	1,230	27,466
Moelis & Co. Class A	6,574	226,014
Mr Cooper Group, Inc. (a)	10,959	127,892
Nelnet, Inc. Class A	2,729	142,836
Ocwen Financial Corp. (a)	17,120	22,941
On Deck Capital, Inc. (a)	7,665	45,224
Oppenheimer Holdings, Inc. Class A	1,453	37,124
PennyMac Financial Services, Inc.	2,923	62,143
Piper Jaffray Cos.	2,113	139,120
PJT Partners, Inc. Class A	2,924	113,334
PRA Group, Inc. (a)	6,552	159,672
Pzena Investment Management, Inc. Class A	2,529	21,876
Regional Management Corp. (a)	1,393	33,502
Siebert Financial Corp. (a)	1,039	15,024

	Number of Shares	Value
Silvercrest Asset Management Group, Inc. Class A	1,170	$15,479
Stifel Financial Corp.	10,198	422,401
TPG RE Finance Trust, Inc.	5,168	94,471
Virtus Investment Partners, Inc.	1,017	80,780
Waddell & Reed Financial, Inc. Class A (b)	11,500	207,920
WageWorks, Inc. (a)	5,833	158,424
Westwood Holdings Group, Inc.	1,213	41,242
WisdomTree Investments, Inc.	17,176	114,220
World Acceptance Corp. (a)	914	93,466

		5,848,066

Insurance — 3.5%
Ambac Financial Group, Inc. (a)	6,654	114,715
American Equity Investment Life Holding Co.	13,162	367,746
AMERISAFE, Inc.	2,807	159,129
Argo Group International Holdings Ltd.	4,760	320,110
Citizens, Inc. (a) (b)	7,316	55,016
CNO Financial Group, Inc.	24,138	359,173
Crawford & Co. Class B	1,643	14,787
Donegal Group, Inc. Class A	1,319	17,998
eHealth, Inc. (a)	2,748	105,578
EMC Insurance Group, Inc.	1,368	43,571
Employers Holdings, Inc.	4,731	198,560
Enstar Group Ltd. (a)	1,771	296,766
Essent Group Ltd. (a)	14,119	482,587
FBL Financial Group, Inc. Class A	1,467	96,308
Fednat Holding Co.	1,743	34,721
FGL Holdings (a)	21,609	143,916
Genworth Financial, Inc. Class A (a)	74,087	345,245
Global Indemnity Ltd.	1,259	45,614
Goosehead Insurance, Inc. Class A (a) (b)	1,465	38,515
Greenlight Capital Re Ltd. Class A (a)	4,189	36,109
Hallmark Financial Services, Inc. (a)	1,911	20,429
HCI Group, Inc.	1,076	54,672
Health Insurance Innovations, Inc. Class A (a) (b)	1,882	50,306
Heritage Insurance Holdings, Inc.	3,003	44,204
Horace Mann Educators Corp.	6,044	226,348
Independence Holding Co.	708	24,922
Investors Title Co.	208	36,749
James River Group Holdings Ltd.	3,808	139,144
Kemper Corp.	7,753	514,644
Kingstone Cos., Inc.	1,316	23,280
Kinsale Capital Group, Inc.	2,869	159,402
Maiden Holdings Ltd.	9,814	16,193
MBIA, Inc. (a)	13,096	116,816
MGIC Investment Corp. (a)	53,347	558,010
National General Holdings Corp.	9,525	230,600

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Western Life Group, Inc. Class A	338	$101,637
The Navigators Group, Inc.	3,040	211,250
NI Holdings, Inc. (a)	1,480	23,280
NMI Holdings, Inc. Class A (a)	9,265	165,380
Primerica, Inc.	6,353	620,752
ProAssurance Corp.	7,807	316,652
Protective Insurance Corp. Class B	1,447	24,093
Radian Group, Inc.	31,769	519,741
RLI Corp.	5,766	397,796
Safety Insurance Group, Inc.	2,153	176,137
Selective Insurance Group, Inc.	8,538	520,306
State Auto Financial Corp.	2,437	82,955
Stewart Information Services Corp.	3,434	142,168
Third Point Reinsurance Ltd. (a)	11,003	106,069
Tiptree, Inc.	3,920	21,913
Trupanion, Inc. (a) (b)	3,718	94,660
United Fire Group, Inc.	3,089	171,285
United Insurance Holdings Corp.	3,068	50,990
Universal Insurance Holdings, Inc.	4,647	176,214

		9,415,161

Investment Companies — 0.0%
B. Riley Financial, Inc.	3,059	43,438

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	18,421	334,709
Safeguard Scientifics, Inc. (a)	2,784	23,998

		358,707

Real Estate — 0.5%
Alexander & Baldwin, Inc.	10,036	184,462
American Realty Investors, Inc. (a) (b)	291	3,512
Consolidated-Tomoka Land Co.	561	29,453
Cushman & Wakefield PLC (a)	6,966	100,798
Essential Properties Realty Trust, Inc.	5,264	72,854
Farmland Partners, Inc.	4,376	19,867
Forestar Group, Inc. (a)	1,557	21,564
Griffin Industrial Realty, Inc.	149	4,753
HFF, Inc. Class A	5,516	182,911
Marcus & Millichap, Inc. (a)	2,880	98,870
Maui Land & Pineapple Co., Inc. (a)	1,071	10,624
McGrath RentCorp	3,539	182,188
Newmark Group, Inc. Class A	22,019	176,592
RE/MAX Holdings, Inc. Class A	2,620	80,565
Redfin Corp. (a) (b)	11,679	168,178
The RMR Group, Inc. Class A	1,050	55,734
Safety Income and Growth, Inc.	1,210	22,760
Stratus Properties, Inc. (a)	900	21,582
Transcontinental Realty Investors, Inc. (a)	221	6,259
Trinity Place Holdings, Inc. (a)	2,400	10,416

		1,453,942

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 7.4%
Acadia Realty Trust	11,836	$281,223
AG Mortgage Investment Trust, Inc.	4,082	65,026
Agree Realty Corp.	4,928	291,343
Alexander’s, Inc.	316	96,298
American Assets Trust, Inc.	5,656	227,202
Americold Realty Trust	12,714	324,716
Anworth Mortgage Asset Corp.	14,468	58,451
Apollo Commercial Real Estate Finance, Inc.	18,135	302,129
Arbor Realty Trust, Inc.	9,600	96,672
Ares Commercial Real Estate Corp.	3,888	50,700
Armada Hoffler Properties, Inc.	7,332	103,088
ARMOUR Residential REIT, Inc.	6,215	127,408
Ashford Hospitality Trust, Inc.	12,717	50,868
Blackstone Mortgage Trust, Inc. Class A	16,476	524,925
Bluerock Residential Growth REIT, Inc.	3,424	30,884
Braemar Hotels & Resorts, Inc.	4,356	38,899
BRT Apartments Corp.	1,412	16,153
Capstead Mortgage Corp.	13,292	88,658
CareTrust REIT, Inc.	12,235	225,858
Catchmark Timber Trust, Inc. Class A	7,354	52,213
CBL & Associates Properties, Inc. (b)	25,002	48,004
Cedar Realty Trust, Inc.	12,809	40,220
Chatham Lodging Trust	6,761	119,534
Cherry Hill Mortgage Investment Corp.	2,279	39,974
Chesapeake Lodging Trust	8,714	212,186
City Office REIT, Inc.	5,717	58,599
Clipper Realty, Inc.	2,210	28,885
Colony Credit Real Estate Inc.	12,343	194,896
Community Healthcare Trust, Inc.	2,565	73,949
CoreCivic, Inc.	17,456	311,240
CorEnergy Infrastructure Trust, Inc.	1,737	57,460
CorePoint Lodging Inc.	6,156	75,411
Cousins Properties, Inc.	61,801	488,228
DiamondRock Hospitality Co.	30,610	277,939
Dynex Capital, Inc.	8,573	49,038
Easterly Government Properties, Inc.	8,962	140,524
EastGroup Properties, Inc.	5,182	475,345
Exantas Capital Corp.	4,442	44,509
First Industrial Realty Trust, Inc.	18,306	528,311
Four Corners Property Trust, Inc.	9,991	261,764
Franklin Street Properties Corp.	15,431	96,135
Front Yard Residential Corp.	7,327	63,965
The GEO Group, Inc.	17,720	349,084
Getty Realty Corp.	4,790	140,874
Gladstone Commercial Corp.	4,204	75,336
Gladstone Land Corp. (b)	1,978	22,707
Global Medical REIT, Inc.	2,779	24,705
Global Net Lease, Inc.	10,721	188,904
Government Properties Income Trust (b)	14,509	99,677
Great Ajax Corp.	2,316	27,908
Healthcare Realty Trust, Inc.	18,235	518,603

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hersha Hospitality Trust	5,242	$91,945
Independence Realty Trust, Inc.	12,831	117,789
Industrial Logistics Properties Trust (b)	9,480	186,466
InfraREIT, Inc. (a)	6,500	136,630
Innovative Industrial Properties, Inc. (b)	1,359	61,685
Invesco Mortgage Capital, Inc.	16,591	240,238
Investors Real Estate Trust	1,776	87,143
iStar, Inc.	9,585	87,894
Jernigan Capital, Inc.	2,667	52,860
Kite Realty Group Trust	12,168	171,447
KKR Real Estate Finance Trust, Inc.	3,164	60,591
Ladder Capital Corp.	13,565	209,851
Lexington Realty Trust	31,244	256,513
LTC Properties, Inc.	5,778	240,827
Mack-Cali Realty Corp.	13,298	260,508
MedEquities Realty Trust, Inc.	4,192	28,673
Monmouth Real Estate Investment Corp.	12,853	159,377
National Health Investors, Inc.	6,029	455,431
National Storage Affiliates Trust	8,367	221,391
New Senior Investment Group, Inc.	10,860	44,743
New York Mortgage Trust, Inc.	22,946	135,152
NexPoint Residential Trust, Inc.	2,703	94,740
NorthStar Realty Europe Corp.	6,612	96,138
One Liberty Properties, Inc.	2,172	52,606
Orchid Island Capital, Inc. (b)	7,831	50,040
Pebblebrook Hotel Trust	20,112	569,371
Pennsylvania REIT (b)	10,198	60,576
PennyMac Mortgage Investment Trust	8,779	163,465
Physicians Realty Trust	26,944	431,912
Piedmont Office Realty Trust, Inc. Class A	18,860	321,374
PotlatchDeltic Corp.	9,769	309,091
Preferred Apartment Communities, Inc. Class A	5,945	83,587
PS Business Parks, Inc.	2,929	383,699
QTS Realty Trust, Inc. Class A	7,488	277,430
Ready Capital Corp. REIT	2,618	36,207
Redwood Trust, Inc.	12,071	181,910
Retail Opportunity Investments Corp.	16,552	262,846
Rexford Industrial Realty, Inc.	13,580	400,203
RLJ Lodging Trust	25,570	419,348
RPT Realty	11,663	139,373
Ryman Hospitality Properties, Inc.	6,576	438,553
Sabra Health Care REIT, Inc.	26,139	430,771
Saul Centers, Inc.	1,734	81,879
Select Income REIT	13,030	95,901
Seritage Growth Properties Class A (b)	4,820	155,831
Spirit MTA REIT	6,293	44,869
STAG Industrial, Inc.	14,411	358,546
Summit Hotel Properties, Inc.	15,193	147,828
Sunstone Hotel Investors, Inc.	33,643	437,695
Tanger Factory Outlet Centers, Inc.	13,498	272,930
Terreno Realty Corp.	8,547	300,598

	Number of Shares	Value
Tier REIT, Inc.	7,885	$162,668
UMH Properties, Inc.	4,969	58,833
Universal Health Realty Income Trust	1,890	115,989
Urban Edge Properties	16,075	267,166
Urstadt Biddle Properties, Inc. Class A	4,308	82,800
Washington Prime Group, Inc.	27,483	133,567
Washington Real Estate Investment Trust	11,789	271,147
Western Asset Mortgage Capital Corp.	6,915	57,671
Whitestone REIT	5,592	68,558
Xenia Hotels & Resorts, Inc.	16,616	285,795

		20,097,293

Savings & Loans — 1.5%
Axos Financial, Inc. (a)	8,696	218,965
Banc of California, Inc.	6,326	84,199
BankFinancial Corp.	1,960	29,302
Beneficial Bancorp, Inc.	10,020	143,186
Berkshire Hills Bancorp, Inc.	5,963	160,822
Brookline Bancorp, Inc.	11,602	160,340
BSB Bancorp, Inc. (a)	1,219	34,205
Capitol Federal Financial, Inc.	18,924	241,659
Community Bankers Trust Corp. (a)	3,181	22,967
Dime Community Bancshares, Inc.	4,633	78,668
Entegra Financial Corp. (a)	1,031	21,393
ESSA Bancorp, Inc.	1,369	21,370
First Defiance Financial Corp.	2,971	72,819
First Financial Northwest, Inc.	1,180	18,255
First Savings Financial Group, Inc.	256	13,297
Flushing Financial Corp.	4,089	88,036
FS Bancorp, Inc.	555	23,798
Greene County Bancorp, Inc.	471	14,658
Hingham Institution for Savings	200	39,548
Home Bancorp Inc.	1,164	41,206
HomeTrust Bancshares, Inc.	2,562	67,073
Investors Bancorp, Inc.	35,763	371,935
Malvern Bancorp, Inc. (a)	1,109	21,881
Meridian Bancorp, Inc.	7,075	101,314
MutualFirst Financial, Inc.	853	22,664
Northfield Bancorp, Inc.	6,465	87,601
Northwest Bancshares, Inc.	14,142	239,565
OceanFirst Financial Corp.	6,962	156,715
Oconee Federal Financial Corp. (b)	264	6,574
Oritani Financial Corp.	5,951	87,777
Pacific Premier Bancorp, Inc. (a)	6,698	170,933
Provident Financial Services, Inc.	9,103	219,655
Prudential Bancorp, Inc.	1,251	22,018
Riverview Bancorp, Inc.	3,191	23,230
SI Financial Group, Inc.	1,680	21,386
Southern Missouri Bancorp, Inc.	1,075	36,443
Territorial Bancorp, Inc.	1,127	29,279
Timberland Bancorp, Inc.	956	21,319

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Community Financial Corp.	7,247	$64,136
United Financial Bancorp, Inc.	7,471	109,824
Washington Federal, Inc.	12,293	328,346
Waterstone Financial, Inc.	3,684	61,744
WSFS Financial Corp.	4,429	167,903

		3,968,008

		66,499,247

Industrial — 12.8%
Aerospace & Defense — 1.2%
AAR Corp.	4,837	180,614
Aerojet Rocketdyne Holdings, Inc. (a)	10,668	375,834
Aerovironment, Inc. (a)	3,115	211,664
Astronics Corp. (a)	3,145	95,765
Barnes Group, Inc.	7,026	376,734
Ducommun, Inc. (a)	1,553	56,405
Esterline Technologies Corp. (a)	3,851	467,704
Kaman Corp.	4,055	227,445
Kratos Defense & Security Solutions, Inc. (a)	12,940	182,325
Moog, Inc. Class A	4,737	367,023
MSA Safety, Inc.	5,016	472,858
National Presto Industries, Inc.	728	85,118
Triumph Group, Inc.	7,165	82,397
Wesco Aircraft Holdings, Inc. (a)	7,897	62,386

		3,244,272

Building Materials — 1.3%
AAON, Inc.	6,063	212,569
American Woodmark Corp. (a)	2,076	115,592
Apogee Enterprises, Inc.	4,067	121,400
Armstrong Flooring, Inc. (a)	3,167	37,497
Boise Cascade Co.	5,714	136,279
Builders FirstSource, Inc. (a)	16,611	181,226
Caesarstone Ltd. (b)	3,372	45,792
Continental Building Products, Inc. (a)	5,461	138,982
Forterra, Inc. (a) (b)	2,907	10,930
Gibraltar Industries, Inc. (a)	4,693	167,024
Griffon Corp.	5,144	53,755
JELD-WEN Holding, Inc. (a)	10,021	142,398
Louisiana-Pacific Corp.	20,931	465,087
Masonite International Corp. (a)	3,881	173,985
NCI Building Systems, Inc. (a)	6,309	45,740
Patrick Industries, Inc. (a)	3,401	100,704
PGT Innovations, Inc. (a)	8,334	132,094
Simpson Manufacturing Co., Inc.	6,086	329,435
Summit Materials, Inc. Class A (a)	16,451	203,992
Trex Co., Inc. (a)	8,689	515,779
Universal Forest Products, Inc.	8,810	228,708
US Concrete, Inc. (a) (b)	2,370	83,614

		3,642,582

	Number of Shares	Value
Electrical Components & Equipment — 0.8%
Belden, Inc.	5,937	$247,989
Encore Wire Corp.	2,985	149,787
Energous Corp. (a) (b)	3,493	20,224
EnerSys	6,217	482,501
Generac Holdings, Inc. (a)	8,949	444,765
Graham Corp.	1,428	32,616
Insteel Industries, Inc.	2,695	65,435
nLight, Inc. (a) (b)	3,347	59,510
Novanta, Inc. (a)	4,811	303,093
Powell Industries, Inc.	1,284	32,113
SPX Corp. (a)	6,320	177,023
SunPower Corp. (a) (b)	9,017	44,815
Vicor Corp. (a)	2,589	97,838

		2,157,709

Electronics — 2.4%
Advanced Energy Industries, Inc. (a)	5,668	243,327
Alarm.com Holdings, Inc. (a)	4,604	238,809
Allied Motion Technologies, Inc.	1,009	45,092
Applied Optoelectronics, Inc. (a) (b)	2,781	42,911
Atkore International Group, Inc. (a)	5,792	114,913
AVX Corp.	6,848	104,432
Badger Meter, Inc.	4,195	206,436
Bel Fuse, Inc. Class B	1,473	27,133
Benchmark Electronics, Inc.	6,487	137,395
Brady Corp. Class A	7,030	305,524
Comtech Telecommunications Corp.	3,403	82,829
Control4 Corp. (a)	3,823	67,285
Digimarc Corp. (a)	1,675	24,287
Electro Scientific Industries, Inc. (a)	4,770	142,909
FARO Technologies, Inc. (a)	2,520	102,413
Fitbit, Inc. Class A (a)	31,523	156,669
Fluidigm Corp. (a)	3,957	34,109
GoPro, Inc. Class A (a) (b)	16,739	70,973
II-VI, Inc. (a)	9,254	300,385
IntriCon Corp. (a)	1,139	30,047
Itron, Inc. (a)	4,981	235,551
KEMET Corp.	8,338	146,249
Kimball Electronics, Inc. (a)	3,753	58,134
Knowles Corp. (a)	12,834	170,821
Mesa Laboratories, Inc.	497	103,570
Napco Security Technologies, Inc. (a)	1,750	27,562
NVE Corp.	712	62,328
OSI Systems, Inc. (a)	2,467	180,831
Park Electrochemical Corp.	2,887	52,168
Plexus Corp. (a)	4,601	235,019
Sanmina Corp. (a)	9,954	239,493
ShotSpotter, Inc. (a) (b)	1,072	33,425
Sparton Corp. (a)	1,408	25,612
Stoneridge, Inc. (a)	4,042	99,635
SYNNEX Corp.	6,111	494,013
Tech Data Corp. (a)	5,632	460,754

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TTM Technologies, Inc. (a)	13,779	$134,070
Turtle Beach Corp. (a) (b)	1,099	15,683
Vishay Intertechnology, Inc.	19,465	350,565
Vishay Precision Group, Inc. (a)	1,555	47,008
Watts Water Technologies, Inc. Class A	4,105	264,896
Woodward, Inc.	7,908	587,485
ZAGG, Inc. (a)	3,952	38,651

		6,541,401

Engineering & Construction — 1.2%
Aegion Corp. (a)	4,778	77,977
Argan, Inc.	2,154	81,507
Comfort Systems USA, Inc.	5,383	235,129
Dycom Industries, Inc. (a)	4,438	239,830
EMCOR Group, Inc.	8,434	503,425
Exponent, Inc.	7,583	384,534
Granite Construction, Inc.	6,462	260,289
Great Lakes Dredge & Dock Corp. (a)	8,564	56,694
IES Holdings, Inc. (a)	1,207	18,769
Infrastructure and Energy Alternatives, Inc. (a)	2,406	19,705
Iteris, Inc. (a)	3,850	14,361
KBR, Inc.	20,726	314,621
MasTec, Inc. (a)	9,339	378,790
Mistras Group, Inc. (a)	2,634	37,877
MYR Group, Inc. (a)	2,397	67,523
NV5 Global, Inc. (a)	1,386	83,922
Orion Group Holdings, Inc. (a)	4,005	17,181
Primoris Services Corp.	6,145	117,554
Sterling Construction Co., Inc. (a)	3,939	42,896
TopBuild Corp. (a)	5,215	234,675
Tutor Perini Corp. (a)	5,451	87,052
VSE Corp.	1,245	37,238
Willscot Corp. (a)	5,287	49,804

		3,361,353

Environmental Controls — 0.6%
Advanced Disposal Services, Inc. (a)	10,661	255,224
AquaVenture Holdings Ltd. (a)	1,635	30,885
Casella Waste Systems, Inc. Class A (a)	5,858	166,894
CECO Environmental Corp. (a)	4,500	30,375
Charah Solutions, Inc. (a)	1,134	9,469
Covanta Holding Corp.	17,269	231,750
Energy Recovery, Inc. (a) (b)	5,342	35,952
Evoqua Water Technologies Corp. (a)	11,122	106,771
Heritage-Crystal Clean, Inc. (a)	2,166	49,840
Pure Cycle Corp. (a)	2,550	25,321
Tetra Tech, Inc.	8,149	421,874
US Ecology, Inc.	3,221	202,859

		1,567,214

	Number of Shares	Value
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	6,827	$292,742
Kennametal, Inc.	11,990	399,027
Milacron Holdings Corp. (a)	10,188	121,135

		812,904

Machinery – Diversified — 0.0%
Eastman Kodak Co. (a) (b)	2,332	5,946
NN, Inc.	6,221	41,743

		47,689

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	3,365	101,589
Babcock & Wilcox Enterprises, Inc. (a)	4,490	1,753
Hyster-Yale Materials Handling, Inc.	1,515	93,870

		197,212

Machinery – Diversified — 1.0%
Alamo Group, Inc.	1,415	109,408
Albany International Corp. Class A	4,222	263,579
Applied Industrial Technologies, Inc.	5,640	304,222
Briggs & Stratton Corp.	6,099	79,775
Cactus, Inc. Class A (a)	5,547	152,043
Chart Industries, Inc. (a)	4,526	294,326
Columbus McKinnon Corp.	3,315	99,914
CSW Industrials, Inc. (a)	2,306	111,495
DXP Enterprises, Inc. (a)	2,372	66,036
Gencor Industries, Inc. (a)	1,308	14,349
The Gorman-Rupp Co.	2,575	83,456
Hurco Cos., Inc.	894	31,916
Ichor Holdings Ltd. (a) (b)	3,337	54,393
Kadant, Inc.	1,605	130,743
Lindsay Corp.	1,574	151,498
Manitex International, Inc. (a)	2,034	11,553
The Manitowoc Co., Inc. (a)	5,199	76,789
Mueller Water Products, Inc. Class A	22,715	206,707
SPX FLOW, Inc. (a)	6,194	188,422
Tennant Co.	2,622	136,632
Twin Disc, Inc. (a)	1,391	20,517

		2,587,773

Metal Fabricate & Hardware — 0.8%
Advanced Drainage Systems, Inc.	5,343	129,568
AZZ, Inc.	3,797	153,247
CIRCOR International, Inc.	2,399	51,099
The Eastern Co.	839	20,287
Global Brass & Copper Holdings, Inc.	3,240	81,486
Lawson Products, Inc. (a)	988	31,221
LB Foster Co. Class A (a)	1,499	23,834
Mueller Industries, Inc.	8,328	194,542
Northwest Pipe Co. (a)	1,449	33,747
Olympic Steel, Inc.	1,394	19,892
Omega Flex, Inc.	435	23,521
Park-Ohio Holdings Corp.	1,304	40,020
RBC Bearings, Inc. (a)	3,527	462,390

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rexnord Corp. (a)	15,375	$352,856
Sun Hydraulics Corp.	4,265	141,555
TimkenSteel Corp. (a)	5,892	51,496
TriMas Corp. (a)	6,734	183,771
Worthington Industries, Inc.	6,210	216,356

		2,210,888

Miscellaneous – Manufacturing — 1.6%
Actuant Corp. Class A	8,954	187,944
Ambarella, Inc. (a) (b)	4,572	159,928
American Outdoor Brands Corp. (a)	7,851	100,964
Axon Enterprise, Inc. (a)	8,468	370,475
Chase Corp.	1,065	106,553
EnPro Industries, Inc.	3,004	180,540
ESCO Technologies, Inc.	3,738	246,521
Fabrinet (a)	5,294	271,635
Federal Signal Corp.	8,723	173,588
FreightCar America, Inc. (a)	1,840	12,310
GP Strategies Corp. (a)	1,831	23,089
Harsco Corp. (a)	11,828	234,904
Haynes International, Inc.	1,841	48,602
Hillenbrand, Inc.	9,273	351,725
John Bean Technologies Corp.	4,624	332,049
LSB Industries, Inc. (a)	3,071	16,952
Lydall, Inc. (a)	2,504	50,856
Myers Industries, Inc.	5,207	78,678
NL Industries, Inc. (a)	1,160	4,072
Proto Labs, Inc. (a)	3,982	449,130
Raven Industries, Inc.	5,267	190,613
Standex International Corp.	1,868	125,492
Sturm, Ruger & Co., Inc.	2,473	131,613
Synalloy Corp.	1,159	19,228
Tredegar Corp.	3,810	60,427
Trinseo SA	6,320	289,330

		4,217,218

Packaging & Containers — 0.1%
Greif, Inc. Class A	3,755	139,348
Greif, Inc. Class B	819	36,364
Multi-Color Corp.	2,040	71,583
UFP Technologies, Inc. (a)	973	29,229

		276,524

Transportation — 1.2%
Air Transport Services Group, Inc. (a)	8,581	195,733
ArcBest Corp.	3,774	129,297
Ardmore Shipping Corp. (a)	4,749	22,178
Atlas Air Worldwide Holdings, Inc. (a)	3,479	146,779
Costamare, Inc.	7,262	31,880
Covenant Transportation Group, Inc. Class A (a)	1,830	35,136
CryoPort, Inc. (a) (b)	3,734	41,186
Daseke, Inc. (a)	6,093	22,422
DHT Holdings, Inc.	13,513	52,971

	Number of Shares	Value
Dorian LPG Ltd. (a)	3,913	$22,813
Eagle Bulk Shipping, Inc. (a)	6,777	31,242
Echo Global Logistics, Inc. (a)	4,111	83,577
Forward Air Corp.	4,311	236,458
Frontline Ltd. (a) (b)	11,452	63,330
GasLog Ltd.	5,951	97,953
Genco Shipping & Trading Ltd. (a)	1,479	11,669
Golar LNG Ltd.	13,886	302,159
Heartland Express, Inc.	6,863	125,593
Hub Group, Inc. Class A (a)	4,803	178,047
International Seaways, Inc. (a)	3,182	53,585
Marten Transport Ltd.	5,768	93,384
Matson, Inc.	6,222	199,228
Nordic American Tankers Ltd. (b)	20,406	40,812
Overseas Shipholding Group, Inc. Class A (a)	7,980	13,247
PAM Transportation Services, Inc. (a)	312	12,296
Radiant Logistics, Inc. (a)	5,892	25,041
Safe Bulkers, Inc. (a)	7,470	13,297
Saia, Inc. (a)	3,765	210,162
Scorpio Bulkers, Inc.	8,402	46,463
Scorpio Tankers, Inc. (b)	67,350	118,536
Ship Finance International Ltd.	12,020	126,571
Teekay Corp. (b)	10,009	33,430
Teekay Tankers Ltd. Class A	28,476	26,426
Tidewater, Inc. (a)	4,209	80,518
Universal Logistics Holdings, Inc.	1,225	22,160
US Xpress Enterprises, Inc. Class A (a)	3,126	17,537
USA Truck, Inc. (a)	1,109	16,602
Werner Enterprises, Inc.	6,946	205,185
YRC Worldwide, Inc. (a)	4,881	15,375

		3,200,278

Trucking & Leasing — 0.2%
GATX Corp.	5,528	391,438
General Finance Corp. (a)	1,608	16,257
The Greenbrier Cos., Inc.	4,648	183,782
Willis Lease Finance Corp. (a)	472	16,331

		607,808

		34,672,825

Technology — 9.9%
Computers — 2.4%
3D Systems Corp. (a)	16,044	163,167
Agilysys, Inc. (a)	2,262	32,437
CACI International, Inc. Class A (a)	3,611	520,092
Carbon Black, Inc. (a) (b)	5,661	75,971
Carbonite, Inc. (a)	4,752	120,035
Convergeone Holdings, Inc.	3,950	48,901
Cray, Inc. (a)	5,944	128,331
Cubic Corp.	3,717	199,752
Diebold Nixdorf, Inc. (b)	10,944	27,250

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics For Imaging, Inc. (a)	6,460	$160,208
Engility Holdings, Inc. (a)	2,691	76,586
Exlservice Holdings, Inc. (a)	4,903	257,996
ForeScout Technologies, Inc. (a)	4,426	115,032
Information Services Group, Inc. (a)	4,938	20,937
Insight Enterprises, Inc. (a)	5,160	210,270
The KeyW Holding Corp. (a)	7,142	47,780
Lumentum Holdings, Inc. (a)	10,923	458,875
MAXIMUS, Inc.	9,412	612,627
Maxwell Technologies, Inc. (a) (b)	6,155	12,741
Mercury Systems, Inc. (a)	6,903	326,443
Mitek Systems, Inc. (a)	4,797	51,856
MTS Systems Corp.	2,622	105,221
NetScout Systems, Inc. (a)	11,052	261,159
Onespan, Inc. (a)	4,583	59,350
PAR Technology Corp. (a)	1,719	37,388
Perspecta, Inc.	21,121	363,704
PlayAGS, Inc. (a)	3,247	74,681
Presidio, Inc.	5,415	70,666
Qualys, Inc. (a)	5,016	374,896
Rapid7, Inc. (a)	5,444	169,635
Rimini Street, Inc. (a)	1,375	7,081
Science Applications International Corp.	6,226	396,596
Stratasys Ltd. (a)	7,448	134,138
Sykes Enterprises, Inc. (a)	5,815	143,805
Tenable Holdings, Inc. (a)	1,852	41,096
TTEC Holdings, Inc.	2,073	59,226
Unisys Corp. (a) (b)	7,505	87,283
USA Technologies, Inc. (a)	8,406	32,699
Varonis Systems, Inc. (a)	4,157	219,905
Virtusa Corp. (a)	4,190	178,452
Vocera Communications, Inc. (a)	4,456	175,344
Vuzix Corp. (a) (b)	3,294	15,844

		6,675,456

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	27,658	163,459

Semiconductors — 2.5%
ACM Research, Inc. Class A (a) (b)	1,332	14,492
Adesto Technologies Corp. (a) (b)	3,673	16,161
Alpha & Omega Semiconductor Ltd. (a)	2,980	30,366
Amkor Technology, Inc. (a)	15,047	98,708
Aquantia Corp. (a)	3,197	28,038
Axcelis Technologies, Inc. (a)	4,773	84,959
AXT, Inc. (a)	5,730	24,926
Brooks Automation, Inc.	10,207	267,219
Cabot Microelectronics Corp.	4,172	397,800
CEVA, Inc. (a)	3,278	72,411
Cirrus Logic, Inc. (a)	8,864	294,108
Cohu, Inc.	5,839	93,833
Cree, Inc. (a)	14,813	633,626

	Number of Shares	Value
CTS Corp.	4,801	$124,298
Diodes, Inc. (a)	5,923	191,076
Entegris, Inc.	20,862	581,945
FormFactor, Inc. (a)	10,815	152,383
Impinj, Inc. (a)	2,412	35,095
Inphi Corp. (a) (b)	6,377	205,021
Integrated Device Technology, Inc. (a)	19,061	923,124
Kopin Corp. (a)	8,282	8,274
Lattice Semiconductor Corp. (a)	17,196	118,996
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,658	96,608
MaxLinear, Inc. (a)	9,336	164,314
Nanometrics, Inc. (a)	3,314	90,572
Photronics, Inc. (a)	9,848	95,329
Power Integrations, Inc.	4,200	256,116
Rambus, Inc. (a)	15,606	119,698
Rudolph Technologies, Inc. (a)	4,637	94,919
Semtech Corp. (a)	9,558	438,425
Silicon Laboratories, Inc. (a)	6,305	496,897
SMART Global Holdings, Inc. (a) (b)	1,488	44,194
Synaptics, Inc. (a)	5,115	190,329
Ultra Clean Holdings, Inc. (a)	5,642	47,788
Veeco Instruments, Inc. (a)	6,928	51,336
Xperi Corp.	7,242	133,180

		6,716,564

Software — 4.9%
ACI Worldwide, Inc. (a)	16,884	467,180
Allscripts Healthcare Solutions, Inc. (a)	25,705	247,796
Altair Engineering, Inc. Class A (a)	3,670	101,219
Alteryx, Inc. Class A (a) (b)	4,307	256,137
Amber Road, Inc. (a)	3,376	27,785
American Software, Inc. Class A	4,135	43,211
Appfolio, Inc. Class A (a)	2,296	135,969
Apptio, Inc. Class A (a)	5,123	194,469
Asure Software, Inc. (a) (b)	1,860	9,449
Avaya Holdings Corp. (a)	15,374	223,845
Avid Technology, Inc. (a)	4,209	19,993
Benefitfocus, Inc. (a)	3,305	151,105
Blackbaud, Inc.	7,119	447,785
Blackline, Inc. (a)	5,410	221,540
Bottomline Technologies de, Inc. (a)	6,217	298,416
Box, Inc. Class A (a)	18,188	307,013
Brightcove, Inc. (a)	5,382	37,889
Castlight Health, Inc. Class B (a)	11,764	25,528
Cision Ltd. (a)	9,868	115,456
Cloudera, Inc. (a)	15,594	172,470
CommVault Systems, Inc. (a)	5,892	348,158
Computer Programs & Systems, Inc.	1,674	42,017
Cornerstone OnDemand, Inc. (a)	8,015	404,196
Coupa Software, Inc. (a)	8,024	504,389
CSG Systems International, Inc.	4,881	155,069

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daily Journal Corp. (a) (b)	166	$38,844
Digi International, Inc. (a)	3,860	38,947
Domo, Inc. Class B (a)	1,189	23,340
Donnelley Financial Solutions, Inc. (a)	5,008	70,262
Ebix, Inc. (b)	3,534	150,407
eGain Corp. (a)	2,670	17,542
Envestnet, Inc. (a)	6,578	323,572
Everbridge, Inc. (a)	3,947	224,032
Evolent Health, Inc. Class A (a)	10,048	200,458
Exela Technologies, Inc. (a)	7,133	27,747
Five9, Inc. (a)	8,447	369,303
Glu Mobile, Inc. (a)	16,504	133,187
Hortonworks, Inc. (a)	10,679	153,991
HubSpot, Inc. (a)	5,450	685,229
Immersion Corp. (a)	3,852	34,514
InnerWorkings, Inc. (a)	6,311	23,603
Inovalon Holdings, Inc. Class A (a) (b)	10,184	144,409
Instructure, Inc. (a)	4,683	175,659
j2 Global, Inc.	6,888	477,889
LivePerson, Inc. (a)	8,662	163,365
Majesco (a)	733	5,197
ManTech International Corp. Class A	3,887	203,271
Medidata Solutions, Inc. (a)	8,491	572,463
MicroStrategy, Inc. Class A (a)	1,393	177,956
MINDBODY, Inc. Class A (a)	6,422	233,761
MobileIron, Inc. (a)	11,008	50,527
Model N, Inc. (a)	3,862	51,094
Monotype Imaging Holdings, Inc.	6,017	93,384
NantHealth, Inc. (a) (b)	3,299	1,795
New Relic, Inc. (a)	6,640	537,641
NextGen Healthcare, Inc. (a)	7,945	120,367
Omnicell, Inc. (a)	5,709	349,619
Park City Group, Inc. (a)	1,832	10,937
PDF Solutions, Inc. (a)	4,016	33,855
Progress Software Corp.	6,594	234,021
PROS Holdings, Inc. (a)	4,660	146,324
QAD, Inc. Class A	1,547	60,844
Remark Holdings, Inc. (a) (b)	3,816	4,617
SailPoint Technologies Holding, Inc. (a)	10,274	241,336
SecureWorks Corp. Class A (a) (b)	1,326	22,396
SendGrid, Inc. (a)	4,342	187,444
Simulations Plus, Inc.	1,652	32,875
SPS Commerce, Inc. (a)	2,526	208,092
SVMK, Inc. (a) (b)	2,602	31,927
Tabula Rasa HealthCare, Inc. (a)	2,612	166,541
Telenav, Inc. (a)	4,487	18,217
TiVo Corp.	17,739	166,924
Upland Software, Inc. (a)	2,286	62,134
Verint Systems, Inc. (a)	9,506	402,199
Veritone, Inc. (a) (b)	1,287	4,891
Workiva, Inc. (a)	4,189	150,343

	Number of Shares	Value
Yext, Inc. (a)	12,247	$181,868

		13,199,244

		26,754,723

Utilities — 3.6%
Electric — 2.0%
ALLETE, Inc.	7,599	579,196
Ameresco, Inc. Class A (a)	2,844	40,100
Atlantic Power Corp. (a) (b)	15,829	34,349
Avista Corp.	9,625	408,870
Black Hills Corp.	7,879	494,644
Clearway Energy, Inc. Class A	5,070	85,784
Clearway Energy, Inc. Class C	10,884	187,749
El Paso Electric Co.	5,954	298,474
IDACORP, Inc.	7,435	691,901
MGE Energy, Inc.	5,145	308,494
NorthWestern Corp.	7,452	442,947
Ormat Technologies, Inc.	5,852	306,060
Otter Tail Corp.	5,789	287,366
PNM Resources, Inc.	11,716	481,410
Portland General Electric Co.	13,188	604,670
Spark Energy, Inc. Class A (b)	1,677	12,460
Unitil Corp.	2,128	107,762

		5,372,236

Gas — 1.1%
Chesapeake Utilities Corp.	2,328	189,266
New Jersey Resources Corp.	12,862	587,407
Northwest Natural Holding Co.	4,208	254,416
ONE Gas, Inc.	7,671	610,612
RGC Resources, Inc.	1,079	32,327
South Jersey Industries, Inc.	12,612	350,614
Southwest Gas Holdings, Inc.	7,228	552,942
Spire, Inc.	7,267	538,339

		3,115,923

Water — 0.5%
American States Water Co.	5,389	361,278
Artesian Resources Corp. Class A	1,145	39,926
California Water Service Group	7,052	336,098
Connecticut Water Service, Inc.	1,779	118,962
Consolidated Water Co. Ltd.	2,201	25,664
Global Water Resources, Inc.	1,658	16,812
Middlesex Water Co.	2,340	124,839
PICO Holdings, Inc. (a)	2,960	27,054
SJW Group	2,530	140,719
The York Water Co.	1,913	61,331

		1,252,683

		9,740,842

TOTAL COMMON STOCK (Cost $272,985,640)		263,746,763

TOTAL EQUITIES (Cost $272,985,640)		263,746,763

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Basic Materials — 0.0%
Chemicals — 0.0%
A. Schulman, Inc. CVR (a) (c) (d)	3,820	$7,640

Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (c) (d)	1,376	10,471

Pharmaceuticals — 0.0%
Omthera Pharmaceuticals Inc. CVR (a) (c) (d)	428	-

		10,471

TOTAL RIGHTS (Cost $7,379)		18,111

MUTUAL FUNDS — 6.0%
Diversified Financial Services — 6.0%
State Street Navigator Securities Lending Prime Portfolio (e)	16,476,798	16,476,798

TOTAL MUTUAL FUNDS (Cost $16,476,798)		16,476,798

TOTAL LONG-TERM INVESTMENTS (Cost $289,469,817)		280,241,672

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$7,009,985	7,009,985

U.S. Treasury Bill — 0.3%
U.S. Treasury Bill 0.000% 1/10/19 (g)	835,000	834,581

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $7,844,550)	$7,844,566

TOTAL INVESTMENTS — 106.1% (Cost $297,314,367) (h)	288,086,238

Other Assets/(Liabilities) — (6.1)%	(16,662,546)

NET ASSETS — 100.0%	$271,423,692

Abbreviation Legend

CVR	Contingent Value Rights
MTA	Monthly Treasury Average Index

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $15,850,924 or 5.84% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $18,111 or 0.01% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $7,010,471. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $7,152,125.

(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	3/15/19	125	$8,624,021	$(192,771)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.2%

COMMON STOCK — 93.9%
Basic Materials — 3.5%
Chemicals — 2.8%
Air Products & Chemicals, Inc.	378,000	$60,498,900
FMC Corp.	522,546	38,647,502
RPM International, Inc.	754,000	44,320,120
The Sherwin-Williams Co.	78,294	30,805,558
Valvoline, Inc.	1,296,000	25,077,600

		199,349,680

Iron & Steel — 0.3%
Allegheny Technologies, Inc. (a)	968,969	21,094,455

Mining — 0.4%
Franco-Nevada Corp.	384,000	26,945,280

		247,389,415

Communications — 2.1%
Internet — 2.0%
IAC/InterActiveCorp (a)	433,000	79,256,320
Palo Alto Networks, Inc. (a)	51,837	9,763,499
Shopify, Inc. Class A (a)	66,000	9,137,700
Symantec Corp.	1,980,000	37,412,100
Zillow Group, Inc. Class A (a)	91,000	2,860,130
Zillow Group, Inc. Class C (a) (b)	296,000	9,347,680

		147,777,429

Telecommunications — 0.1%
Maxar Technologies Ltd. (b)	345,000	4,126,200

		151,903,629

Consumer, Cyclical — 17.3%
Airlines — 0.9%
Alaska Air Group, Inc.	236,000	14,360,600
JetBlue Airways Corp. (a)	1,017,590	16,342,495
United Continental Holdings, Inc. (a)	375,000	31,398,750

		62,101,845

Apparel — 0.1%
Under Armour, Inc. Class A (a) (b)	450,746	7,964,682

Auto Manufacturers — 0.1%
Ferrari NV (b)	52,000	5,170,880

Auto Parts & Equipment — 0.8%
Aptiv PLC	705,000	43,406,850
Visteon Corp. (a)	203,000	12,236,840

		55,643,690

Distribution & Wholesale — 1.4%
HD Supply Holdings, Inc. (a)	816,630	30,639,958
KAR Auction Services, Inc.	1,006,907	48,049,602
LKQ Corp. (a)	956,495	22,697,626

		101,387,186

	Number of Shares	Value
Entertainment — 1.1%
Eldorado Resorts, Inc. (a)	965,757	$34,970,061
Vail Resorts, Inc.	207,000	43,639,740

		78,609,801

Food Services — 0.5%
Aramark	1,321,915	38,295,877

Leisure Time — 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	1,594,000	67,569,660

Lodging — 1.8%
Hilton Worldwide Holdings, Inc.	474,000	34,033,200
Marriott International, Inc. Class A	381,000	41,361,360
MGM Resorts International	2,184,000	52,983,840

		128,378,400

Retail — 9.6%
Advance Auto Parts, Inc.	187,886	29,584,530
Beacon Roofing Supply, Inc. (a)	390,805	12,396,335
Burlington Stores, Inc. (a)	370,103	60,204,655
CarMax, Inc. (a)	530,000	33,246,900
Carvana Co. (a) (b)	245,164	8,019,314
Casey’s General Stores, Inc.	357,000	45,745,980
Darden Restaurants, Inc.	165,000	16,476,900
Dollar General Corp.	1,042,782	112,703,879
Dollar Tree, Inc. (a)	518,000	46,785,760
Dunkin’ Brands Group, Inc. (b)	471,000	30,200,520
The Michaels Cos., Inc. (a)	750,000	10,155,000
O’Reilly Automotive, Inc. (a)	249,900	86,048,067
Ross Stores, Inc.	269,624	22,432,717
Tapestry, Inc.	2,262,000	76,342,500
Texas Roadhouse, Inc.	153,939	9,190,158
Ulta Salon Cosmetics & Fragrance, Inc. (a)	195,722	47,920,574
Yum! Brands, Inc.	433,826	39,877,286

		687,331,075

		1,232,453,096

Consumer, Non-cyclical — 25.7%
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc. (a)	233,000	16,988,030
BioMarin Pharmaceutical, Inc. (a)	367,014	31,251,242
Exact Sciences Corp. (a)	540,758	34,121,830
Illumina, Inc. (a)	33,349	10,002,366
Incyte Corp. (a)	543,126	34,537,382
Sage Therapeutics, Inc. (a)	83,000	7,950,570
Seattle Genetics, Inc. (a)	637,850	36,140,581

		170,992,001

Commercial Services — 9.5%
2U, Inc. (a)	187,508	9,322,898
Bright Horizons Family Solutions, Inc. (a)	133,938	14,927,390

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cintas Corp.	200,617	$33,701,650
CoreLogic, Inc. (a)	1,131,000	37,798,020
CoStar Group, Inc. (a)	93,000	31,372,620
Equifax, Inc.	280,000	26,076,400
FleetCor Technologies, Inc. (a)	235,000	43,644,200
Gartner, Inc. (a)	281,925	36,041,292
Global Payments, Inc.	776,283	80,058,066
IHS Markit Ltd. (a)	709,000	34,010,730
MarketAxess Holdings, Inc.	93,000	19,651,830
Moody’s Corp.	96,775	13,552,371
ServiceMaster Global Holdings, Inc. (a)	1,104,636	40,584,326
TransUnion	754,000	42,827,200
Verisk Analytics, Inc. (a)	564,000	61,498,560
WeWork Companies, Inc. Class A (a) (c) (d)	34,577	1,791,434
WEX, Inc. (a)	229,939	32,205,256
Worldpay, Inc. Class A (a)	1,529,239	116,879,737

		675,943,980

Foods — 1.5%
Conagra Brands, Inc.	929,000	19,843,440
The Kroger Co.	1,085,000	29,837,500
Sprouts Farmers Market, Inc. (a)	1,132,000	26,613,320
TreeHouse Foods, Inc. (a)	661,000	33,519,310

		109,813,570

Health Care – Products — 9.1%
ABIOMED, Inc. (a)	55,662	18,092,377
Align Technology, Inc. (a)	31,105	6,514,320
Bruker Corp.	1,746,985	52,007,743
The Cooper Cos., Inc.	583,978	148,622,401
Edwards Lifesciences Corp. (a)	166,635	25,523,483
Hologic, Inc. (a)	2,401,000	98,681,100
ICU Medical, Inc. (a)	98,000	22,503,740
IDEXX Laboratories, Inc. (a)	71,000	13,207,420
Insulet Corp. (a)	115,822	9,187,001
Merit Medical Systems, Inc. (a)	191,952	10,712,841
QIAGEN NV (a)	631,053	21,739,776
STERIS PLC	293,520	31,362,612
Teleflex, Inc.	624,979	161,544,572
West Pharmaceutical Services, Inc.	280,000	27,448,400

		647,147,786

Health Care – Services — 1.5%
Acadia Healthcare Co., Inc. (a) (b)	712,000	18,305,520
Catalent, Inc. (a)	1,454,000	45,335,720
IQVIA Holdings, Inc. (a)	189,000	21,956,130
MEDNAX, Inc. (a)	566,000	18,678,000

		104,275,370

Household Products & Wares — 0.2%
Avery Dennison Corp.	187,000	16,798,210

Pharmaceuticals — 1.5%
Alkermes PLC (a)	1,137,000	33,552,870

	Number of Shares	Value
Amneal Pharmaceuticals, Inc. (a)	1,357,000	$18,360,210
Elanco Animal Health, Inc. (a) (b)	147,000	4,634,910
Nektar Therapeutics (a)	127,429	4,188,591
Neurocrine Biosciences, Inc. (a)	101,314	7,234,833
Perrigo Co. PLC	472,000	18,290,000
PRA Health Sciences, Inc. (a)	270,475	24,872,881

		111,134,295

		1,836,105,212

Energy — 1.8%
Oil & Gas — 1.8%
Cabot Oil & Gas Corp.	1,341,000	29,971,350
Carrizo Oil & Gas, Inc. (a)	831,808	9,391,113
Centennial Resource Development, Inc. Class A (a) (b)	964,000	10,623,280
Concho Resources, Inc. (a)	495,194	50,900,991
Continental Resources, Inc. (a)	478,000	19,210,820
Venture Global LNG, Inc. Series B (a) (c) (d)	216	1,123,200
Venture Global LNG, Inc., Series C (a) (c) (d)	1,328	6,905,600

		128,126,354

		128,126,354

Financial — 8.4%
Banks — 1.0%
Fifth Third Bancorp	1,496,000	35,200,880
Webster Financial Corp.	758,730	37,397,802

		72,598,682

Diversified Financial Services — 3.3%
Cboe Global Markets, Inc.	467,000	45,686,610
Evercore, Inc. Class A	253,092	18,111,264
LPL Financial Holdings, Inc.	481,273	29,396,155
Nasdaq, Inc.	295,721	24,121,962
Raymond James Financial, Inc.	328,311	24,429,621
SLM Corp. (a)	1,748,000	14,525,880
TD Ameritrade Holding Corp.	1,558,000	76,279,680

		232,551,172

Insurance — 3.5%
Aon PLC	268,664	39,052,999
Assurant, Inc.	302,000	27,010,880
Axis Capital Holdings Ltd.	342,000	17,660,880
Fidelity National Financial, Inc.	1,699,000	53,416,560
The Progressive Corp.	371,000	22,382,430
Willis Towers Watson PLC	592,000	89,901,120

		249,424,869

Private Equity — 0.3%
KKR & Co., Inc. Class A	1,136,000	22,299,680

Real Estate Investment Trusts (REITS) — 0.3%
SBA Communications Corp. (a)	142,558	23,078,714

		599,953,117

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 19.4%
Aerospace & Defense — 1.4%
Harris Corp.	628,000	$84,560,200
L3 Technologies, Inc.	104,000	18,060,640

		102,620,840

Building Materials — 0.8%
Martin Marietta Materials, Inc.	229,925	39,517,210
Vulcan Materials Co.	176,299	17,418,341

		56,935,551

Electrical Components & Equipment — 0.2%
Universal Display Corp. (b)	164,485	15,390,861

Electronics — 6.9%
Agilent Technologies, Inc.	1,320,000	89,047,200
Allegion PLC	463,000	36,905,730
Amphenol Corp. Class A	310,177	25,130,540
Coherent, Inc. (a)	111,767	11,814,890
Corning, Inc.	1,891,000	57,127,110
Fortive Corp.	792,000	53,586,720
Keysight Technologies, Inc. (a)	1,603,000	99,514,240
National Instruments Corp.	438,000	19,876,440
Sensata Technologies Holding PLC (a)	1,772,000	79,456,480
Waters Corp. (a)	112,097	21,147,099

		493,606,449

Engineering & Construction — 0.4%
frontdoor, Inc. (a)	466,000	12,400,260
KBR, Inc.	1,230,440	18,678,079

		31,078,339

Environmental Controls — 1.2%
Waste Connections, Inc.	1,120,661	83,209,079

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	919,259	35,143,272

Machinery – Diversified — 3.2%
Gardner Denver Holdings, Inc. (a)	1,612,000	32,965,400
IDEX Corp.	543,000	68,559,180
Rockwell Automation, Inc.	94,346	14,197,186
Roper Technologies, Inc.	236,000	62,898,720
Xylem, Inc.	712,000	47,504,640

		226,125,126

Miscellaneous – Manufacturing — 1.7%
A.O. Smith Corp.	214,710	9,168,117
Colfax Corp. (a)	1,137,000	23,763,300
Textron, Inc.	1,945,000	89,450,550

		122,381,967

Packaging & Containers — 2.2%
Ardagh Group SA	94,000	1,041,520
Ball Corp.	2,683,690	123,396,066
Sealed Air Corp.	918,000	31,983,120

		156,420,706

	Number of Shares	Value
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	159,000	$14,793,360
Kansas City Southern	379,000	36,175,550
Knight-Swift Transportation Holdings, Inc.	601,378	15,076,547

		66,045,457

		1,388,957,647

Technology — 14.9%
Computers — 0.6%
DXC Technology Co.	416,904	22,166,786
Nutanix, Inc. Class A (a)	542,356	22,556,586

		44,723,372

Semiconductors — 5.4%
Lam Research Corp.	125,406	17,076,535
Marvell Technology Group Ltd.	3,675,611	59,508,142
Maxim Integrated Products, Inc.	703,000	35,747,550
Microchip Technology, Inc. (b)	1,414,000	101,694,880
Monolithic Power Systems, Inc.	89,827	10,442,389
Qorvo, Inc. (a)	519,328	31,538,789
Semtech Corp. (a)	627,885	28,801,085
Skyworks Solutions, Inc.	424,000	28,416,480
Xilinx, Inc.	796,099	67,803,752

		381,029,602

Software — 8.9%
Activision Blizzard, Inc.	164,299	7,651,404
athenahealth, Inc. (a)	47,000	6,200,710
Atlassian Corp. PLC Class A (a)	471,000	41,909,580
Black Knight, Inc. (a)	847,000	38,165,820
CDK Global, Inc.	352,000	16,853,760
Ceridian HCM Holding, Inc. (a) (b)	149,000	5,139,010
DocuSign, Inc. (a)	237,583	9,522,327
Electronic Arts, Inc. (a)	247,690	19,545,218
Fidelity National Information Services, Inc.	373,000	38,251,150
Fiserv, Inc. (a)	753,000	55,337,970
Guidewire Software, Inc. (a)	372,924	29,919,693
InterXion Holding NV (a)	412,983	22,367,159
Jack Henry & Associates, Inc.	75,117	9,503,803
Red Hat, Inc. (a)	231,000	40,572,840
ServiceNow, Inc. (a)	164,841	29,349,940
Splunk, Inc. (a)	494,362	51,833,856
SS&C Technologies Holdings, Inc	1,627,913	73,435,155
Tableau Software, Inc. Class A (a)	318,000	38,160,000
Workday, Inc. Class A (a)	648,161	103,498,348

		637,217,743

		1,062,970,717

Utilities — 0.8%
Electric — 0.6%
Sempra Energy	377,000	40,787,630

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.2%
Atmos Energy Corp.	205,000	$19,007,600

		59,795,230

TOTAL COMMON STOCK (Cost $6,575,255,735)		6,707,654,417

PREFERRED STOCK — 0.3%
Communications — 0.1%
Internet — 0.1%
Roofoods Ltd. Series F (a) (c) (d)	16,844	8,589,261

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
WeWork Companies, Inc. Series D 1 (a) (c) (d)	83,736	4,338,362
WeWork Companies, Inc. Series D 2 (a) (c) (d)	65,792	3,408,684

		7,747,046

Technology — 0.1%
Software — 0.1%
Slack Technologies, Inc., Series H (a) (c) (d)	332,733	3,961,286

TOTAL PREFERRED STOCK (Cost $12,406,643)		20,297,593

TOTAL EQUITIES (Cost $6,587,662,378)		6,727,952,010

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Prime Portfolio (e)	90,471,860	90,471,860

TOTAL MUTUAL FUNDS (Cost $90,471,860)		90,471,860

TOTAL LONG-TERM INVESTMENTS (Cost $6,678,134,238)		6,818,423,870

SHORT-TERM INVESTMENTS — 5.0%
Mutual Fund — 2.8%
T. Rowe Price Government Reserve Investment Fund,	200,404,208	200,404,208

	Principal Amount	Value
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$160,714,765	$160,714,765

TOTAL SHORT-TERM INVESTMENTS (Cost $361,118,973)		361,118,973

TOTAL INVESTMENTS — 100.5% (Cost $7,039,253,211) (g)		7,179,542,843

Other Assets/(Liabilities) — (0.5)%		(36,246,208)

NET ASSETS — 100.0%		$7,143,296,635

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $88,534,437 or 1.24% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $30,117,827 or 0.42% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $160,725,925. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% – 1.500%, maturity dates ranging from 8/15/26 – 1/15/27, and an aggregate market value, including accrued interest, of $163,935,554.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.6%
Basic Materials — 4.4%
Chemicals — 3.3%
Ashland Global Holdings, Inc.	18,530	$1,314,889
Cabot Corp.	41,961	1,801,805
Ferro Corp. (a)	185,553	2,909,471
Ingevity Corp. (a)	61,406	5,139,068
Methanex Corp.	23,524	1,133,151
Minerals Technologies, Inc.	28,554	1,465,962
Orion Engineered Carbons SA	77,747	1,965,444
PolyOne Corp.	35,869	1,025,854

		16,755,644

Iron & Steel — 1.1%
Allegheny Technologies, Inc. (a)	80,610	1,754,880
Carpenter Technology Corp.	104,244	3,712,129

		5,467,009

		22,222,653

Communications — 7.2%
Advertising — 0.7%
The Trade Desk, Inc. Class A (a)	30,305	3,517,198

Internet — 4.9%
Boingo Wireless, Inc. (a)	49,804	1,024,468
Cargurus, Inc. (a)	30,190	1,018,309
DraftKings, Inc. (a) (b) (c)	281,739	718,310
Etsy, Inc. (a)	102,304	4,866,601
Mimecast Ltd. (a)	60,251	2,026,241
Okta, Inc. (a)	15,857	1,011,677
Q2 Holdings, Inc. (a)	24,090	1,193,660
RingCentral, Inc. Class A (a)	50,160	4,135,190
TrueCar, Inc. (a)	143,200	1,297,392
Veracode, Inc. (Escrow Shares) (a) (b) (c)	30,294	16,480
Wayfair, Inc. Class A (a) (d)	19,774	1,781,242
Wix.com Ltd. (a)	35,901	3,243,296
Zendesk, Inc. (a)	39,262	2,291,723

		24,624,589

Media — 0.7%
Cable One, Inc.	1,650	1,353,165
The New York Times Co. Class A	94,731	2,111,554

		3,464,719

Telecommunications — 0.9%
Acacia Communications, Inc. (a)	30,148	1,145,624
Ciena Corp. (a)	50,785	1,722,120
Vonage Holdings Corp. (a)	230,651	2,013,583

		4,881,327

		36,487,833

	Number of Shares	Value
Consumer, Cyclical — 14.7%
Airlines — 0.5%
JetBlue Airways Corp. (a)	37,170	$596,950
Spirit Airlines, Inc. (a)	31,171	1,805,424

		2,402,374

Apparel — 1.7%
Canada Goose Holdings, Inc. (a) (d)	36,320	1,587,910
Carter’s, Inc.	29,224	2,385,263
Deckers Outdoor Corp. (a)	14,680	1,878,306
Skechers U.S.A., Inc. Class A (a)	40,500	927,045
Under Armour, Inc. Class A (a)	13,654	241,266
Under Armour, Inc. Class C (a)	92,506	1,495,822

		8,515,612

Auto Parts & Equipment — 0.3%
Tenneco, Inc.	52,061	1,425,951

Distribution & Wholesale — 1.0%
Pool Corp.	23,750	3,530,438
SiteOne Landscape Supply, Inc. (a)	24,930	1,377,881

		4,908,319

Entertainment — 0.9%
Cinemark Holdings, Inc.	69,925	2,503,315
Marriott Vacations Worldwide Corp.	32,872	2,317,805

		4,821,120

Home Builders — 0.8%
Skyline Champion Corp.	160,378	2,355,953
TRI Pointe Group, Inc. (a)	162,722	1,778,551

		4,134,504

Home Furnishing — 0.8%
iRobot Corp. (a) (d)	18,310	1,533,279
Roku, Inc. (a)	40,120	1,229,277
Sleep Number Corp. (a)	34,246	1,086,626

		3,849,182

Leisure Time — 2.1%
Acushnet Holdings Corp.	96,375	2,030,621
Lindblad Expeditions Holdings, Inc. (a)	164,483	2,213,941
Planet Fitness, Inc. Class A (a)	117,330	6,291,235

		10,535,797

Lodging — 0.7%
Boyd Gaming Corp.	103,039	2,141,150
Choice Hotels International, Inc.	22,520	1,611,982

		3,753,132

Retail — 5.9%
BJ’s Restaurants, Inc.	28,990	1,466,024
BMC Stock Holdings, Inc. (a)	100,362	1,553,604
Boot Barn Holdings, Inc. (a)	61,280	1,043,598
Burlington Stores, Inc. (a)	13,220	2,150,497

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Cheesecake Factory, Inc. (d)	37,030	$1,611,175
Chico’s FAS, Inc.	210,539	1,183,229
The Children’s Place, Inc.	17,038	1,534,954
FirstCash, Inc.	30,031	2,172,743
Five Below, Inc. (a)	18,427	1,885,451
Floor & Decor Holdings, Inc. Class A (a) (d)	31,824	824,242
Freshpet, Inc. (a)	33,720	1,084,435
La-Z-Boy, Inc.	71,485	1,980,849
Nu Skin Enterprises, Inc. Class A	32,660	2,003,038
Ollie’s Bargain Outlet Holdings, Inc. (a)	47,040	3,128,630
RH (a)	9,981	1,195,924
Shake Shack, Inc. Class A (a)	19,170	870,701
Texas Roadhouse, Inc.	16,960	1,012,512
Wingstop, Inc.	45,536	2,922,956

		29,624,562

		73,970,553

Consumer, Non-cyclical — 28.8%
Beverages — 0.3%
MGP Ingredients, Inc. (d)	27,697	1,580,114

Biotechnology — 2.8%
Abeona Therapeutics, Inc. (a) (d)	56,268	401,753
Aduro Biotech, Inc. (a)	32,949	86,985
Amicus Therapeutics, Inc. (a) (d)	84,730	811,713
Arena Pharmaceuticals, Inc. (a)	26,059	1,014,998
Blueprint Medicines Corp. (a)	16,100	867,951
CRISPR Therapeutics AG (a) (d)	17,540	501,118
CytomX Therapeutics, Inc. (a)	16,073	242,702
Exact Sciences Corp. (a)	27,686	1,746,987
Karyopharm Therapeutics, Inc. (a)	49,471	463,543
Ligand Pharmaceuticals, Inc. (a)	24,890	3,377,573
Loxo Oncology, Inc. (a)	15,297	2,142,651
Nightstar Therapeutics PLC ADR (a) (d)	50,685	583,891
REGENXBIO, Inc. (a)	13,587	569,975
Sangamo Therapeutics, Inc. (a)	51,164	587,363
Spark Therapeutics, Inc. (a)	11,464	448,701

		13,847,904

Commercial Services — 7.8%
2U, Inc. (a) (d)	58,158	2,891,616
AMN Healthcare Services, Inc. (a)	25,670	1,454,462
Bright Horizons Family Solutions, Inc. (a)	39,970	4,454,657
The Brink’s Co.	37,484	2,423,341
Cardtronics PLC Class A (a)	68,603	1,783,678
CoStar Group, Inc. (a)	3,674	1,239,387
Euronet Worldwide, Inc. (a)	14,230	1,456,867
Grand Canyon Education, Inc. (a)	15,472	1,487,478
Green Dot Corp. Class A (a)	64,050	5,093,256
HealthEquity, Inc. (a)	39,140	2,334,701

	Number of Shares	Value
HMS Holdings Corp. (a)	122,720	$3,452,114
Insperity, Inc.	19,110	1,784,110
Liveramp Holdings, Inc. (a) (d)	24,610	950,684
Paylocity Holding Corp. (a)	19,740	1,188,545
Strategic Education, Inc.	14,110	1,600,356
TriNet Group, Inc. (a)	93,576	3,925,513
TrueBlue, Inc. (a)	88,015	1,958,334

		39,479,099

Foods — 1.4%
Nomad Foods Ltd. (a)	61,080	1,021,258
Performance Food Group Co. (a)	148,037	4,777,154
The Simply Good Foods Co. (a)	65,359	1,235,285

		7,033,697

Health Care – Products — 10.1%
Avanos Medical, Inc. (a)	21,400	958,506
Bio-Techne Corp.	19,820	2,868,350
Genomic Health, Inc. (a)	26,640	1,715,882
Globus Medical, Inc. Class A (a)	85,272	3,690,572
Haemonetics Corp. (a)	62,309	6,234,016
Hill-Rom Holdings, Inc.	23,743	2,102,443
ICU Medical, Inc. (a)	14,400	3,306,672
Inogen, Inc. (a)	18,130	2,251,202
Insulet Corp. (a)	134,467	10,665,922
Integra LifeSciences Holdings Corp. (a)	29,060	1,310,606
iRhythm Technologies, Inc. (a)	39,690	2,757,661
Masimo Corp. (a)	12,910	1,386,147
Merit Medical Systems, Inc. (a)	82,534	4,606,223
Penumbra, Inc. (a)	35,017	4,279,077
Repligen Corp. (a)	50,140	2,644,384

		50,777,663

Health Care – Services — 3.2%
Amedisys, Inc. (a)	42,508	4,978,112
LHC Group, Inc. (a)	21,182	1,988,566
Medpace Holdings, Inc. (a)	26,310	1,392,588
Molina Healthcare, Inc. (a)	29,380	3,414,544
Natera, Inc. (a)	30,810	430,108
Syneos Health, Inc. (a)	39,327	1,547,517
Teladoc Health, Inc. (a) (d)	44,495	2,205,617

		15,957,052

Household Products & Wares — 0.2%
WD-40 Co. (d)	6,200	1,136,212

Pharmaceuticals — 3.0%
Aerie Pharmaceuticals, Inc. (a)	39,161	1,413,712
Agios Pharmaceuticals, Inc. (a)	21,720	1,001,509
DexCom, Inc. (a)	6,269	751,026
G1 Therapeutics, Inc. (a)	58,885	1,127,648
Galapagos NV Sponsored ADR (a)	10,787	989,599
Heron Therapeutics, Inc. (a)	67,057	1,739,459
MyoKardia, Inc. (a)	20,960	1,024,106

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Portola Pharmaceuticals, Inc. (a) (d)	19,117	$373,164
PRA Health Sciences, Inc. (a)	54,776	5,037,201
Ra Pharmaceuticals, Inc. (a)	39,250	714,350
Revance Therapeutics, Inc. (a)	15,307	308,130
Rhythm Pharmaceuticals, Inc. (a)	30,799	827,877

		15,307,781

		145,119,522

Energy — 2.4%
Energy – Alternate Sources — 0.9%
First Solar, Inc. (a)	50,406	2,139,987
Pattern Energy Group, Inc. Class A	113,116	2,106,220

		4,246,207

Oil & Gas — 1.5%
Callon Petroleum Co. (a)	209,643	1,360,583
Centennial Resource Development, Inc. Class A (a) (d)	91,136	1,004,319
Delek US Holdings, Inc.	37,631	1,223,384
Matador Resources Co. (a)	86,810	1,348,159
Viper Energy Partners LP	103,115	2,685,114

		7,621,559

		11,867,766

Financial — 15.5%
Banks — 4.4%
BancorpSouth Bank	120,622	3,153,059
CenterState Bank Corp.	43,796	921,468
First Financial Bancorp	70,663	1,676,126
First Interstate BancSystem, Inc. Class A	48,695	1,780,289
National Bank Holdings Corp. Class A	58,861	1,817,039
Seacoast Banking Corp. of Florida (a)	85,472	2,223,981
South State Corp.	26,760	1,604,262
Texas Capital Bancshares, Inc. (a)	46,000	2,350,140
Union Bankshares Corp.	103,685	2,927,028
Western Alliance Bancorp (a)	35,850	1,415,717
Wintrust Financial Corp.	34,190	2,273,293

		22,142,402

Diversified Financial Services — 2.1%
Air Lease Corp.	56,313	1,701,216
Hamilton Lane, Inc. Class A	39,350	1,455,950
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	180,270	3,434,143
LPL Financial Holdings, Inc.	32,860	2,007,089
PRA Group, Inc. (a)	73,526	1,791,829

		10,390,227

Insurance — 3.6%
Assured Guaranty Ltd.	66,272	2,536,892
eHealth, Inc. (a)	61,581	2,365,942
Horace Mann Educators Corp.	41,835	1,566,721

	Number of Shares	Value
James River Group Holdings Ltd.	51,945	$1,898,070
Kemper Corp.	39,983	2,654,071
Kinsale Capital Group, Inc.	25,085	1,393,723
MGIC Investment Corp. (a)	141,886	1,484,128
NMI Holdings, Inc. Class A (a)	116,009	2,070,761
Primerica, Inc.	23,100	2,257,101

		18,227,409

Private Equity — 0.7%
Kennedy-Wilson Holdings, Inc.	192,352	3,495,036

Real Estate — 0.3%
McGrath RentCorp	35,000	1,801,800

Real Estate Investment Trusts (REITS) — 3.7%
Agree Realty Corp.	34,034	2,012,090
Life Storage, Inc.	20,032	1,862,776
MFA Financial, Inc.	222,172	1,484,109
NexPoint Residential Trust, Inc.	81,023	2,839,856
PotlatchDeltic Corp.	50,360	1,593,390
PS Business Parks, Inc.	15,834	2,074,254
Redwood Trust, Inc.	128,263	1,932,924
Rexford Industrial Realty, Inc.	68,691	2,024,324
Xenia Hotels & Resorts, Inc.	169,402	2,913,714

		18,737,437

Savings & Loans — 0.7%
Sterling Bancorp	208,593	3,443,870

		78,238,181

Industrial — 11.6%
Aerospace & Defense — 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	93,253	3,285,303
HEICO Corp.	55,473	4,298,048

		7,583,351

Building Materials — 0.9%
Lennox International, Inc.	9,960	2,179,846
Trex Co., Inc. (a)	36,140	2,145,270

		4,325,116

Electrical Components & Equipment — 1.3%
EnerSys	45,797	3,554,305
Novanta, Inc. (a)	47,820	3,012,660

		6,566,965

Electronics — 0.3%
Watts Water Technologies, Inc. Class A	26,730	1,724,887

Engineering & Construction — 0.7%
Argan, Inc.	90,172	3,412,108

Environmental Controls — 0.6%
Casella Waste Systems, Inc. Class A (a)	47,500	1,353,275
Clean Harbors, Inc. (a)	34,868	1,720,736

		3,074,011

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 1.2%
Chart Industries, Inc. (a)	68,151	$4,431,860
SPX FLOW, Inc. (a)	47,227	1,436,645

		5,868,505

Metal Fabricate & Hardware — 1.5%
Advanced Drainage Systems, Inc.	88,907	2,155,995
RBC Bearings, Inc. (a)	28,930	3,792,723
Rexnord Corp. (a)	81,684	1,874,648

		7,823,366

Miscellaneous – Manufacturing — 2.3%
Actuant Corp. Class A	176,564	3,706,078
Ambarella, Inc. (a) (d)	28,027	980,384
Axon Enterprise, Inc. (a)	19,550	855,313
ITT, Inc.	87,868	4,241,388
John Bean Technologies Corp.	22,896	1,644,162

		11,427,325

Packaging & Containers — 0.3%
Graphic Packaging Holding Co.	169,117	1,799,405

Transportation — 0.7%
Genesee & Wyoming, Inc. Class A (a)	17,610	1,303,492
Kirby Corp. (a)	32,032	2,157,676

		3,461,168

Trucking & Leasing — 0.3%
GATX Corp.	19,752	1,398,639

		58,464,846

Technology — 12.5%
Computers — 1.3%
EPAM Systems, Inc. (a)	10,440	1,211,144
Globant SA (a)	42,302	2,382,449
Mercury Systems, Inc. (a)	59,510	2,814,228

		6,407,821

Office & Business Equipment — 0.5%
Zebra Technologies Corp. Class A (a)	15,748	2,507,554

Semiconductors — 2.3%
Cohu, Inc.	105,171	1,690,098
Entegris, Inc.	139,900	3,902,511
MKS Instruments, Inc.	700	45,227
Monolithic Power Systems, Inc.	33,760	3,924,600
Tower Semiconductor Ltd. (a)	152,311	2,245,064

		11,807,500

Software — 8.4%
Bottomline Technologies de, Inc. (a)	24,910	1,195,680
Castlight Health, Inc. Class B (a)	217,100	471,107
Cloudera, Inc. (a)	139,362	1,541,344
Coupa Software, Inc. (a)	34,660	2,178,727
Docusign, Inc. (Escrow Shares) (a) (b) (c)	8,415	18,934
Everbridge, Inc. (a)	54,338	3,084,225

	Number of Shares	Value
Fair Isaac Corp. (a)	8,804	$1,646,348
Five9, Inc. (a)	46,969	2,053,485
Guidewire Software, Inc. (a)	15,443	1,238,992
HubSpot, Inc. (a)	49,671	6,245,135
ManTech International Corp. Class A	76,674	4,009,667
MongoDB, Inc. (a) (d)	26,870	2,250,094
New Relic, Inc. (a)	43,600	3,530,292
Omnicell, Inc. (a)	85,749	5,251,269
Pivotal Software, Inc. Class A (a)	60,449	988,341
RealPage, Inc. (a)	38,050	1,833,629
SailPoint Technologies Holding, Inc. (a)	99,648	2,340,731
SendGrid, Inc. (a)	18,410	794,760
Veeva Systems, Inc. Class A (a)	19,876	1,775,324

		42,448,084

		63,170,959

Utilities — 0.5%
Electric — 0.5%
Black Hills Corp.	36,377	2,283,748

TOTAL COMMON STOCK (Cost $494,933,576)		491,826,061

PREFERRED STOCK — 0.3%
Communications — 0.1%
Internet — 0.1%
The Honest Co, Inc. Series D (a) (b) (c)	14,220	522,443

Technology — 0.2%
Software — 0.2%
MarkLogic Corp. Series F (a) (b) (c)	77,018	770,180

TOTAL PREFERRED STOCK (Cost $1,545,138)		1,292,623

TOTAL EQUITIES (Cost $496,478,714)		493,118,684

MUTUAL FUNDS — 3.7%
Diversified Financial Services — 3.7%
iShares Russell 2000 Index Fund	20,091	2,690,185
State Street Navigator Securities Lending Prime Portfolio (e)	16,164,614	16,164,614

		18,854,799

TOTAL MUTUAL FUNDS (Cost $18,774,940)		18,854,799

TOTAL LONG-TERM INVESTMENTS (Cost $515,253,654)		511,973,483

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$13,885,134	$13,885,134

TOTAL SHORT-TERM INVESTMENTS (Cost $13,885,134)		13,885,134

TOTAL INVESTMENTS — 104.3% (Cost $529,138,788) (g)		525,858,617

Other Assets/(Liabilities) — (4.3)%		(21,762,316)

NET ASSETS — 100.0%		$504,096,301

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $2,046,347 or 0.41% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $15,785,911 or 3.13% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $13,886,098. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 8/15/26, and an aggregate market value, including accrued interest, of $14,167,296.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.4%
Australia — 6.7%
The AGL Energy Ltd.	11,110	$160,758
Alumina Ltd.	38,789	62,272
Amcor Ltd.	18,899	176,372
AMP Ltd.	49,349	85,183
APA Group	19,587	117,260
Aristocrat Leisure Ltd.	9,292	141,913
ASX Ltd.	3,228	136,413
Aurizon Holdings Ltd.	32,341	97,490
AusNet Services	29,454	32,277
Australia & New Zealand Banking Group Ltd.	47,608	820,341
Bank of Queensland Ltd.	6,610	44,990
Bendigo & Adelaide Bank Ltd.	8,270	62,901
BHP Group Ltd.	48,917	1,180,195
BlueScope Steel Ltd.	9,149	70,617
Boral Ltd.	20,051	69,762
Brambles Ltd.	26,286	187,914
Caltex Australia Ltd.	4,461	80,058
Challenger Ltd.	8,875	59,322
CIMIC Group Ltd.	1,649	50,415
Coca-Cola Amatil Ltd.	8,486	48,949
Cochlear Ltd.	968	117,624
Coles Group Ltd. (a)	18,631	154,061
Commonwealth Bank of Australia	29,248	1,492,751
Computershare Ltd.	7,899	95,633
Crown Resorts Ltd.	6,282	52,475
CSL Ltd.	7,516	981,560
Dexus	17,206	128,679
Domino’s Pizza Enterprises Ltd.	1,010	28,916
Flight Centre Travel Group Ltd.	864	26,118
Fortescue Metals Group Ltd.	27,426	80,375
Goodman Group	27,058	202,528
The GPT Group	30,827	115,945
Harvey Norman Holdings Ltd. (b)	9,263	20,634
Incitec Pivot Ltd.	28,746	66,406
Insurance Australia Group Ltd. (a)	38,277	188,709
LendLease Group	9,297	75,839
Macquarie Group Ltd.	5,396	412,902
Medibank Pvt. Ltd.	44,277	80,145
Mirvac Group	61,472	96,984
National Australia Bank Ltd.	45,530	772,595
Newcrest Mining Ltd.	12,982	200,004
Orica Ltd.	6,092	74,012
Origin Energy Ltd. (a)	29,620	134,970
QBE Insurance Group Ltd.	22,857	162,595
Ramsay Health Care Ltd.	2,453	99,738
REA Group Ltd.	895	46,632
Rio Tinto Ltd.	6,121	338,549

	Number of Shares	Value
Santos Ltd.	30,035	$115,920
Scentre Group	86,667	238,050
SEEK Ltd.	5,258	62,658
Sonic Healthcare Ltd.	6,749	105,098
South32 Ltd.	52,452	123,034
South32 Ltd.	31,255	73,740
Stockland	41,028	101,785
Suncorp Group Ltd.	21,185	188,449
Sydney Airport	19,049	90,294
Tabcorp Holdings Ltd.	32,375	97,819
Telstra Corp. Ltd.	70,214	140,941
TPG Telecom Ltd.	6,332	28,720
Transurban Group	42,834	351,655
Treasury Wine Estates Ltd.	11,718	122,137
Vicinity Centres	55,422	101,477
Washington H Soul Pattinson & Co. Ltd.	1,775	30,961
Wesfarmers Ltd.	18,631	423,100
Westpac Banking Corp.	57,163	1,008,204
Woodside Petroleum Ltd.	15,347	338,961
Woolworths Group Ltd.	21,772	451,138
WorleyParsons Ltd.	5,330	42,867

		14,169,789

Austria — 0.2%
ANDRITZ AG	1,224	56,305
Erste Group Bank AG	4,897	163,170
OMV AG	2,484	108,643
Raiffeisen Bank International AG	2,364	60,210
Verbund AG (b)	1,145	48,861
voestalpine AG	1,860	55,628

		492,817

Belgium — 0.9%
Ageas	3,076	138,190
Anheuser-Busch InBev SA/NV	12,658	837,735
Colruyt SA	965	68,744
Groupe Bruxelles Lambert SA	1,354	117,594
KBC Group NV	4,114	266,204
Proximus SADP	2,511	67,771
Solvay SA	1,290	128,477
Telenet Group Holding NV	946	43,916
UCB SA	2,131	173,735
Umicore SA	3,371	134,075

		1,976,441

Bermuda — 0.4%
CK Infrastructure Holdings Ltd.	11,500	86,806
Dairy Farm International Holdings Ltd.	5,700	51,479
Hongkong Land Holdings Ltd.	19,800	124,818
Jardine Matheson Holdings Ltd.	3,700	257,624
Jardine Strategic Holdings Ltd.	3,700	135,178
Kerry Properties Ltd.	11,000	37,372

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NWS Holdings Ltd.	26,368	$54,113
Shangri-La Asia Ltd.	18,000	26,521
Yue Yuen Industrial Holdings Ltd.	12,000	38,293

		812,204

Cayman Islands — 0.7%
ASM Pacific Technology Ltd.	5,000	47,912
BeiGene Ltd. (a) (b)	500	70,130
CK Asset Holdings Ltd.	42,745	310,832
CK Hutchison Holdings Ltd.	44,745	427,596
Melco Resorts & Entertainment Ltd. ADR	4,246	74,815
MGM China Holdings Ltd.	16,000	26,932
Minth Group Ltd.	12,000	38,298
Sands China Ltd.	40,800	176,685
WH Group Ltd. (c)	149,072	113,671
Wharf Real Estate Investment Co. Ltd.	20,000	118,886
Wynn Macau Ltd.	25,200	54,226

		1,459,983

Denmark — 1.7%
AP Moller — Maersk A/S Class A	60	70,820
AP Moller — Maersk A/S Class B	111	140,085
Carlsberg A/S Class B	1,792	190,648
Chr Hansen Holding A/S	1,672	148,079
Coloplast A/S Class B	1,936	179,842
Danske Bank A/S	11,998	237,727
DSV A/S	3,108	204,941
Genmab A/S (a)	1,038	170,104
H Lundbeck A/S	1,147	50,298
ISS A/S	2,875	80,250
Novo Nordisk A/S Class B	30,203	1,388,363
Novozymes A/S Class B	3,542	158,322
Orsted A/S (c)	3,118	208,714
Pandora A/S	1,843	74,966
Tryg A/S	1,868	47,021
Vestas Wind Systems A/S	3,283	249,275
William Demant Holding A/S (a) (b)	1,660	47,058

		3,646,513

Finland — 1.2%
Elisa OYJ	2,410	99,800
Fortum OYJ	7,493	164,337
Kone OYJ Class B	5,558	264,768
Metso OYJ	1,689	44,548
Neste OYJ	2,169	167,470
Nokia OYJ	94,057	543,453
Nokian Renkaat OYJ	2,000	61,631
Nordea Bank Abp	50,294	424,183
Orion OYJ Class B	1,659	57,631
Sampo OYJ Class A	7,264	319,334
Stora Enso OYJ Class R	9,355	108,314
UPM-Kymmene OYJ	8,768	222,947

	Number of Shares	Value
Wartsila OYJ Abp	7,562	$120,009

		2,598,425

France — 10.1%
Accor SA	3,180	134,857
Aeroports de Paris	507	95,862
Air Liquide SA	7,173	888,056
Alstom SA	2,648	106,655
Amundi SA (c)	936	49,210
Arkema SA	1,157	98,735
Atos SE	1,606	130,670
AXA SA	32,041	690,343
BioMerieux	726	47,856
BNP Paribas SA	18,832	848,159
Bollore SA	14,694	58,703
Bouygues SA	3,636	130,017
Bureau Veritas SA	4,485	91,093
Capgemini SE	2,624	259,054
Carrefour SA	9,873	168,278
Casino Guichard Perrachon SA	921	38,233
Cie de Saint-Gobain	8,176	272,141
Cie Generale des Etablissements Michelin SCA	2,811	277,921
CNP Assurances	2,968	62,781
Covivio	631	60,749
Credit Agricole SA	19,427	208,959
Danone SA	10,222	720,441
Dassault Aviation SA	40	55,388
Dassault Systemes SE	2,170	256,205
Edenred	3,969	145,492
Eiffage SA	1,356	113,444
Electricite de France SA	9,898	155,959
Engie SA	30,308	433,166
EssilorLuxottica SA	4,799	605,980
Eurazeo SE	733	51,748
Eutelsat Communications SA	2,857	56,500
Faurecia SA	1,290	48,416
Gecina SA	746	96,302
Getlink SE	7,876	105,696
Hermes International	519	287,031
ICADE	524	39,835
Iliad SA	440	61,493
Imerys SA	609	29,137
Ingenico Group SA	957	54,127
Ipsen SA	650	83,833
JCDecaux SA	1,295	36,242
Kering SA	1,251	585,486
Klepierre	3,482	107,204
L’Oreal SA	4,184	960,446
Legrand SA	4,368	245,847
LVMH Moet Hennessy Louis Vuitton SE	4,634	1,361,681
Natixis SA	16,032	75,645
Orange SA	33,044	534,730
Pernod Ricard SA	3,525	578,796

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Peugeot SA	9,604	$204,155
Publicis Groupe SA	3,502	200,425
Remy Cointreau SA	400	45,227
Renault SA	3,142	195,597
Rexel SA	4,732	50,456
Safran SA	5,506	661,491
Sanofi	18,705	1,616,468
Sartorius Stedim Biotech	491	48,992
Schneider Electric SE	8,311	570,615
Schneider Electric SE	882	60,026
SCOR SE	2,739	123,358
SEB SA	387	49,805
Societe BIC SA	410	41,769
Societe Generale SA	12,686	402,767
Sodexo SA	1,535	156,990
Suez	6,163	81,231
Teleperformance	930	148,871
Thales SA	1,782	207,294
Total SA	39,882	2,106,887
Ubisoft Entertainment SA (a)	1,343	107,742
Unibail Rodamco Westfield (a)	11,160	83,806
Unibail Rodamco Westfield (a)	1,295	200,899
Unibail Rodamco Westfield	444	68,584
Valeo SA	4,026	116,741
Veolia Environnement SA	8,709	178,639
Vinci SA	8,440	693,581
Vivendi SA	17,352	421,607
Wendel SA	483	57,935

		21,506,560

Germany — 8.0%
1&1 Drillisch AG	804	40,899
adidas AG	3,110	649,900
Allianz SE Registered	7,157	1,436,169
Axel Springer SE	819	46,308
BASF SE	15,359	1,062,852
Bayer AG Registered	15,506	1,075,204
Bayerische Motoren Werke AG	5,465	442,594
Beiersdorf AG	1,697	177,103
Brenntag AG	2,587	111,653
Commerzbank AG (a)	16,977	112,451
Continental AG	1,815	250,975
Covestro AG (c)	3,140	155,343
Daimler AG Registered	15,222	800,322
Delivery Hero AG (a) (c)	1,611	59,830
Deutsche Bank AG Registered	32,413	258,661
Deutsche Boerse AG	3,190	383,621
Deutsche Lufthansa AG Registered	4,022	90,705
Deutsche Post AG Registered	16,342	447,589
Deutsche Telekom AG Registered	55,192	937,527
Deutsche Wohnen SE	5,942	272,361
E.ON SE	36,551	361,362
Evonik Industries AG	2,577	64,364
Fraport AG Frankfurt Airport Services Worldwide	688	49,177

	Number of Shares	Value
Fresenius Medical Care AG & Co. KGaA	3,558	$231,114
Fresenius SE & Co. KGaA	6,874	332,273
GEA Group AG	2,753	70,992
Hannover Rueck SE	1,009	136,013
HeidelbergCement AG	2,505	153,201
Henkel AG & Co. KGaA	1,752	172,299
HOCHTIEF AG	328	44,208
HUGO BOSS AG	1,080	66,608
Infineon Technologies AG	18,774	373,578
Innogy SE (a)	2,125	90,392
KION Group AG	1,194	60,601
LANXESS AG	1,411	64,990
Merck KGaA	2,151	221,937
METRO AG	2,772	42,621
MTU Aero Engines AG	872	158,383
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,464	537,722
OSRAM Licht AG	1,655	71,854
ProSiebenSat.1 Media SE	3,986	70,894
Puma SE	34	16,654
Puma SE	98	47,945
RWE AG	8,632	187,656
SAP SE	16,334	1,627,024
Siemens AG Registered	12,731	1,419,879
Siemens Healthineers AG (a) (c)	2,536	106,181
Symrise AG	2,085	154,079
Telefonica Deutschland Holding AG	12,902	50,483
thyssenkrupp AG	7,121	122,221
TUI AG	4,761	66,968
TUI AG	2,672	38,347
Uniper Se	3,386	87,664
United Internet AG Registered	2,076	90,815
Volkswagen AG	556	88,588
Vonovia SE	8,178	371,166
Wirecard AG	1,936	294,721
Zalando SE (a) (c)	1,805	46,387

		17,003,428

Hong Kong — 2.7%
AIA Group Ltd.	200,580	1,650,023
The Bank of East Asia Ltd.	22,261	70,458
BOC Hong Kong Holdings Ltd.	60,500	223,456
CLP Holdings Ltd.	26,999	304,354
Galaxy Entertainment Group Ltd.	39,000	244,792
Hang Lung Group Ltd.	13,000	33,028
Hang Lung Properties Ltd.	33,000	62,900
Hang Seng Bank Ltd.	12,500	279,194
Henderson Land Development Co. Ltd.	22,114	109,628
HK Electric Investments & HK Electric Investments Ltd. Class SS	43,706	44,042
HKT Trust & HKT Ltd.	64,840	93,356

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong & China Gas Co. Ltd.	152,558	$314,853
Hong Kong Exchanges & Clearing Ltd.	19,656	564,067
Hysan Development Co. Ltd.	11,035	52,323
Link REIT	35,223	354,717
MTR Corp. Ltd.	25,520	134,310
New World Development Co. Ltd.	101,890	133,848
PCCW Ltd.	71,136	40,924
Power Assets Holdings Ltd.	23,000	159,679
Sino Land Co. Ltd.	55,804	94,969
SJM Holdings Ltd.	34,000	31,346
Sun Hung Kai Properties Ltd.	26,258	372,312
Swire Pacific Ltd. Class A	8,000	84,042
Swire Properties Ltd.	19,996	69,874
Techtronic Industries Co. Ltd.	23,403	123,356
The Wharf Holdings Ltd.	21,000	54,479
Wheelock & Co. Ltd.	14,000	79,511

		5,779,841

Ireland — 0.6%
AIB Group PLC	13,857	58,250
Bank of Ireland Group PLC	16,741	92,912
CRH PLC	13,909	366,648
DCC PLC	1,659	126,113
James Hardie Industries PLC	7,352	78,293
Kerry Group PLC Class A	2,618	258,622
Kingspan Group PLC	2,587	110,802
Paddy Power Betfair PLC	1,378	112,894
Smurfit Kappa Group PLC	3,832	101,764

		1,306,298

Israel — 0.5%
Azrieli Group Ltd.	718	34,282
Bank Hapoalim B.M.	18,105	114,816
Bank Leumi Le-Israel BM	24,573	148,776
Bezeq The Israeli Telecommunication Corp. Ltd.	34,798	34,033
Check Point Software Technologies Ltd. (a)	2,120	217,618
Elbit Systems Ltd.	390	44,817
Israel Chemicals Ltd.	11,207	63,724
Mizrahi Tefahot Bank Ltd.	2,307	39,046
Nice Ltd. (a)	1,047	113,383
Teva Pharmaceutical Industries Ltd. Sponsored ADR	15,941	245,810
Wix.com Ltd. (a)	700	63,238

		1,119,543

Italy — 1.8%
Assicurazioni Generali SpA	19,215	321,533
Atlantia SpA	8,381	173,554
Davide Campari-Milano SpA	9,775	82,734
Enel SpA	134,592	776,471
Eni SpA	42,326	666,556
Intesa Sanpaolo SpA	245,300	543,652

	Number of Shares	Value
Leonardo SpA	6,438	$56,668
Mediobanca Banca di Credito Finanziario SpA	10,626	89,851
Moncler SpA	3,010	100,582
Pirelli & C SpA (a) (c)	6,657	42,810
Poste Italiane SpA (c)	8,592	68,957
Prysmian SpA	4,071	78,936
Recordati SpA	1,755	60,917
Snam SpA	38,184	167,139
Telecom Italia SpA (a)	192,873	106,848
Terna Rete Elettrica Nazionale SpA	23,695	134,508
UniCredit SpA	33,058	375,008

		3,846,724

Japan — 23.7%
ABC-Mart, Inc. (b)	500	27,692
Acom Co. Ltd.	6,300	20,730
Aeon Co. Ltd.	10,200	200,739
AEON Financial Service Co, Ltd.	1,800	32,335
Aeon Mall Co. Ltd.	1,500	23,998
AGC, Inc.	3,100	96,191
Air Water, Inc.	2,400	36,058
Aisin Seiki Co. Ltd.	2,600	89,715
Ajinomoto Co., Inc.	7,800	138,376
Alfresa Holdings Corp.	3,100	80,201
Alps Electric Co. Ltd.	3,300	63,735
Amada Holdings Co. Ltd.	5,800	51,730
ANA Holdings, Inc.	2,200	79,305
Aozora Bank Ltd.	1,900	56,342
Asahi Group Holdings Ltd.	6,100	238,263
Asahi Intecc Co. Ltd.	1,600	68,104
Asahi Kasei Corp.	20,600	210,184
Asics Corp. (b)	2,600	32,955
Astellas Pharma, Inc.	31,100	395,783
Bandai Namco Holdings, Inc.	3,400	151,698
The Bank of Kyoto Ltd.	800	32,809
Benesse Holdings, Inc.	1,100	27,971
Bridgestone Corp.	10,000	383,783
Brother Industries Ltd.	3,600	52,842
Calbee, Inc.	1,300	40,626
Canon, Inc.	16,600	457,403
Casio Computer Co. Ltd. (b)	3,200	38,334
Central Japan Railway Co.	2,400	509,971
Century Tokyo Leasing Corp.	700	30,456
The Chiba Bank Ltd.	9,700	53,787
Chubu Electric Power Co., Inc.	10,200	145,044
Chugai Pharmaceutical Co. Ltd.	3,700	213,739
The Chugoku Electric Power Co., Inc.	4,900	63,532
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	62,690
Concordia Financial Group Ltd.	17,400	66,346
Credit Saison Co. Ltd.	2,600	30,319
CyberAgent, Inc.	1,700	66,382
Dai Nippon Printing Co. Ltd.	4,200	87,390

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dai-ichi Life Holdings, Inc.	17,700	$274,267
Daicel Corp.	4,800	49,326
Daifuku Co. Ltd.	1,700	76,632
Daiichi Sankyo Co. Ltd.	9,300	298,968
Daikin Industries Ltd.	4,100	431,447
Daito Trust Construction Co. Ltd.	1,200	163,901
Daiwa House Industry Co. Ltd.	9,500	301,716
Daiwa House REIT Investment Corp.	29	64,916
Daiwa Securities Group, Inc.	26,700	136,141
DeNA Co. Ltd.	1,800	29,954
Denso Corp.	7,200	319,537
Dentsu, Inc.	3,600	160,037
Disco Corp.	500	57,708
Don Quijote Holdings Co. Ltd.	2,000	124,072
East Japan Railway Co.	5,100	453,306
Eisai Co. Ltd.	4,200	327,030
Electric Power Development Co. Ltd.	2,600	61,583
FamilyMart UNY Holdings Co. Ltd. (b)	1,000	126,336
FANUC Corp.	3,200	481,081
Fast Retailing Co., Ltd.	1,000	511,537
Fuji Electric Co. Ltd.	2,000	58,319
FUJIFILM Holdings Corp.	6,400	246,968
Fujitsu Ltd.	3,300	206,880
Fukuoka Financial Group, Inc.	2,400	48,397
Hakuhodo DY Holdings, Inc.	3,700	52,503
Hamamatsu Photonics KK	2,200	74,437
Hankyu Hanshin Holdings, Inc.	3,700	123,913
Hikari Tsushin, Inc.	400	62,923
Hino Motors Ltd.	4,200	39,441
Hirose Electric Co. Ltd.	525	51,959
Hisamitsu Pharmaceutical Co., Inc.	1,000	54,571
Hitachi Chemical Co. Ltd.	1,700	25,390
Hitachi Construction Machinery Co. Ltd.	1,700	39,376
Hitachi High-Technologies Corp.	1,100	34,312
Hitachi Ltd.	16,000	425,309
Hitachi Metals Ltd.	3,500	36,346
Honda Motor Co. Ltd.	26,900	702,928
Hoshizaki Corp.	900	55,131
Hoya Corp.	6,300	385,070
Hulic Co. Ltd.	5,200	46,532
Idemitsu Kosan Co. Ltd.	2,300	75,806
IHI Corp.	2,300	63,133
Iida Group Holdings Co. Ltd.	2,500	43,680
Inpex Corp.	16,700	149,034
Isetan Mitsukoshi Holdings Ltd.	5,800	64,031
Isuzu Motors Ltd.	9,000	125,660
ITOCHU Corp.	23,300	392,976
J Front Retailing Co. Ltd.	3,600	41,611
Japan Airlines Co. Ltd.	2,100	74,380
Japan Airport Terminal Co. Ltd.	800	27,627
Japan Exchange Group, Inc.	8,600	138,114
Japan Post Bank Co. Ltd.	7,000	76,855
Japan Post Holdings Co. Ltd.	25,800	296,634

	Number of Shares	Value
Japan Prime Realty Investment Corp.	14	$53,164
Japan Real Estate Investment Corp.	21	117,930
Japan Retail Fund Investment Corp.	45	90,104
Japan Tobacco, Inc.	18,100	429,421
JFE Holdings, Inc.	8,000	127,287
JGC Corp.	3,300	46,066
JSR Corp.	3,000	44,829
JTEKT Corp.	3,300	36,519
JXTG Holdings, Inc.	53,300	279,365
Kajima Corp.	7,500	100,536
Kakaku.com, Inc.	2,300	40,450
Kamigumi Co. Ltd.	1,900	38,769
Kaneka Corp.	800	28,589
The Kansai Electric Power Co., Inc.	11,900	178,689
Kansai Paint Co. Ltd.	2,800	53,738
Kao Corp.	8,200	604,552
Kawasaki Heavy Industries Ltd.	2,300	48,910
KDDI Corp.	29,300	698,221
Keihan Holdings Co., Ltd.	1,700	69,152
Keikyu Corp.	3,500	57,662
Keio Corp.	1,800	105,348
Keisei Electric Railway Co. Ltd.	2,000	62,262
Keyence Corp.	1,600	806,369
Kikkoman Corp.	2,500	134,164
Kintetsu Group Holdings Co. Ltd.	2,800	121,168
Kirin Holdings Co. Ltd.	13,500	283,971
Kobayashi Pharmaceutical Co. Ltd.	800	54,789
Kobe Steel Ltd.	5,200	36,015
Koito Manufacturing Co. Ltd.	1,800	91,823
Komatsu Ltd.	15,200	323,786
Konami Holdings Corp.	1,600	70,454
Konica Minolta, Inc.	7,100	63,725
Kose Corp.	500	79,297
Kubota Corp.	16,700	235,150
Kuraray Co. Ltd.	5,100	71,550
Kurita Water Industries Ltd.	1,800	43,242
Kyocera Corp.	5,300	263,564
Kyowa Hakko Kirin Co. Ltd.	4,100	77,043
Kyushu Electric Power Co, Inc.	6,000	71,344
Kyushu Railway Co.	2,600	87,592
Lawson, Inc.	800	50,797
LINE Corp. (a) (b)	1,300	44,440
Lion Corp.	3,700	76,319
LIXIL Group Corp.	4,600	57,431
M3, Inc.	6,800	92,145
Makita Corp.	3,800	134,564
Marubeni Corp.	26,300	183,017
Marui Group Co. Ltd.	3,300	63,815
Maruichi Steel Tube Ltd.	900	28,325
Mazda Motor Corp.	9,700	99,780
McDonald’s Holdings Co. Japan Ltd. (b)	1,100	46,865
Mebuki Financial Group Inc.	13,300	35,109
Medipal Holdings Corp.	2,700	58,406

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MEIJI Holdings Co. Ltd.	2,000	$162,971
MinebeaMitsumi, Inc.	6,200	89,032
MISUMI Group, Inc.	4,800	100,175
Mitsubishi Chemical Holding Corp.	21,200	159,491
Mitsubishi Corp.	22,300	608,632
Mitsubishi Electric Corp.	30,100	329,983
Mitsubishi Estate Co. Ltd.	19,400	304,016
Mitsubishi Gas Chemical Co., Inc.	2,600	38,843
Mitsubishi Heavy Industries Ltd.	5,100	183,191
Mitsubishi Materials Corp.	1,800	47,191
Mitsubishi Motors Corp.	10,600	58,523
Mitsubishi Tanabe Pharma Corp.	4,000	57,468
Mitsubishi UFJ Financial Group, Inc.	195,200	962,559
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,400	30,666
Mitsui & Co. Ltd.	27,300	423,100
Mitsui Chemicals, Inc.	2,900	65,066
Mitsui Fudosan Co. Ltd.	14,700	325,713
Mitsui OSK Lines Ltd.	2,000	43,455
Mizuho Financial Group, Inc.	399,100	622,025
MonotaRO Co. Ltd. (b)	2,100	51,211
MS&AD Insurance Group Holdings, Inc.	8,200	232,760
Murata Manufacturing Co. Ltd.	3,000	413,363
Nabtesco Corp.	1,800	38,729
Nagoya Railroad Co. Ltd.	3,200	84,871
NEC Corp.	4,400	131,726
Nexon Co. Ltd. (a)	7,600	97,087
NGK Insulators Ltd.	4,600	62,010
NGK Spark Plug Co. Ltd.	2,600	51,289
NH Foods Ltd.	1,500	56,387
Nidec Corp.	3,700	424,037
Nikon Corp.	5,200	77,056
Nintendo Co. Ltd.	1,900	502,000
Nippon Building Fund, Inc.	22	138,551
Nippon Electric Glass Co. Ltd.	1,300	31,609
Nippon Express Co. Ltd.	1,200	66,665
Nippon Paint Holdings Co. Ltd. (b)	2,500	84,769
Nippon Prologis REIT, Inc.	27	56,997
Nippon Steel & Sumitomo Metal Corp.	12,400	212,038
Nippon Telegraph & Telephone Corp.	11,400	464,163
Nippon Yusen KK	2,300	35,638
Nissan Chemical Corp.	2,100	109,317
Nissan Motor Co. Ltd.	38,100	307,079
Nisshin Seifun Group, Inc.	3,200	66,062
Nissin Foods Holdings Co. Ltd.	1,100	69,027
Nitori Holdings Co. Ltd.	1,300	161,481
Nitto Denko Corp.	2,700	134,806
Nomura Holdings, Inc.	59,500	226,861
Nomura Real Estate Holdings, Inc.	2,100	38,315
Nomura Real Estate Master Fund, Inc.	62	81,592
Nomura Research Institute Ltd.	1,800	66,168
NSK Ltd.	5,700	48,864

	Number of Shares	Value
NTT Data Corp.	10,100	$110,347
NTT DOCOMO, Inc.	21,900	491,764
Obayashi Corp.	11,200	100,568
Obic Co. Ltd.	1,100	84,184
Odakyu Electric Railway Co. Ltd.	4,700	103,004
Oji Holdings Corp.	14,000	71,656
Olympus Corp.	4,900	149,833
Omron Corp.	3,100	111,734
Ono Pharmaceutical Co. Ltd.	6,400	129,524
Oracle Corp.	600	37,962
Oriental Land Co. Ltd.	3,300	335,052
ORIX Corp.	21,800	316,746
Osaka Gas Co. Ltd.	6,300	115,117
Otsuka Corp.	1,700	46,542
Otsuka Holdings Co. Ltd.	6,400	261,172
Panasonic Corp.	36,400	326,606
Park24 Co. Ltd.	1,800	39,788
Persol Holdings Co. Ltd.	3,100	45,527
Pigeon Corp.	1,900	82,041
Pola Orbis Holdings, Inc.	1,600	42,863
Rakuten, Inc. (a)	14,700	97,744
Recruit Holdings Co. Ltd.	18,200	435,722
Renesas Electronics Corp. (a)	13,000	59,627
Resona Holdings, Inc.	35,400	169,337
Ricoh Co. Ltd.	11,400	111,495
Rinnai Corp.	600	39,292
Rohm Co. Ltd.	1,600	101,084
Ryohin Keikaku Co. Ltd.	400	97,348
Sankyo Co. Ltd.	800	30,294
Santen Pharmaceutical Co. Ltd.	6,300	90,159
SBI Holdings, Inc.	3,542	69,138
Secom Co. Ltd.	3,500	288,972
Sega Sammy Holdings, Inc.	2,800	39,485
Seibu Holdings, Inc.	3,500	60,711
Seiko Epson Corp.	5,000	70,157
Sekisui Chemical Co. Ltd.	6,300	93,217
Sekisui House Ltd.	10,500	153,949
Seven & i Holdings Co. Ltd.	12,500	544,280
Seven Bank Ltd.	10,000	28,521
SG Holdings Co. Ltd.	1,500	39,340
Sharp Corp. (b)	3,600	36,582
Shimadzu Corp.	3,800	74,358
Shimamura Co. Ltd.	400	30,745
Shimano, Inc.	1,200	170,597
Shimizu Corp.	9,000	73,965
Shin-Etsu Chemical Co. Ltd.	6,000	462,245
Shinsei Bank Ltd.	2,500	29,590
Shionogi & Co. Ltd.	4,600	260,837
Shiseido Co. Ltd.	6,300	391,451
The Shizuoka Bank Ltd.	7,200	56,041
Showa Denko KK (b)	2,300	67,463
Showa Shell Sekiyu KK	3,100	43,412
SMC Corp.	900	268,830

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SoftBank Group Corp.	13,700	$903,032
Sohgo Security Services Co. Ltd.	1,200	56,497
Sompo Holdings, Inc.	5,600	189,026
Sony Corp.	21,200	1,020,926
Sony Financial Holdings, Inc.	2,900	53,828
Stanley Electric Co. Ltd.	2,200	61,353
Subaru Corp.	10,400	222,016
Sumco Corp. (b)	3,800	42,848
Sumitomo Chemical Co. Ltd.	25,000	122,259
Sumitomo Corp.	18,400	259,569
Sumitomo Dainippon Pharma Co. Ltd.	2,600	83,737
Sumitomo Electric Industries Ltd.	12,700	167,655
Sumitomo Heavy Industries Ltd.	1,800	53,065
Sumitomo Metal Mining Co. Ltd.	3,900	103,728
Sumitomo Mitsui Financial Group, Inc.	22,200	732,086
Sumitomo Mitsui Trust Holdings, Inc.	5,500	200,194
Sumitomo Realty & Development Co. Ltd.	6,000	219,142
Sumitomo Rubber Industries Ltd.	3,000	35,703
Sundrug Co. Ltd.	1,200	35,695
Suntory Beverage & Food Ltd.	2,400	108,325
Suzuken Co. Ltd.	1,200	61,589
Suzuki Motor Corp.	5,800	293,483
Sysmex Corp.	2,800	135,092
T&D Holdings, Inc.	9,500	109,596
Taiheiyo Cement Corp.	2,100	64,633
Taisei Corp.	3,500	148,803
Taisho Pharmaceutical Holdings Co. Ltd.	600	59,652
Taiyo Nippon Sanso Corp.	2,100	34,576
Takashimaya Co. Ltd.	2,500	31,768
Takeda Pharmaceutical Co. Ltd. (b)	11,800	400,383
TDK Corp.	2,100	149,426
Teijin Ltd.	2,800	44,576
Terumo Corp.	5,100	286,515
THK Co. Ltd.	1,900	35,308
Tobu Railway Co. Ltd.	3,100	83,151
Toho Co. Ltd.	1,900	68,663
Toho Gas Co. Ltd.	1,200	50,565
Tohoku Electric Power Co., Inc.	7,200	94,637
Tokio Marine Holdings, Inc.	11,100	527,645
Tokyo Electric Power Co. Holdings, Inc. (a)	24,500	144,887
Tokyo Electron Ltd.	2,600	298,297
Tokyo Gas Co. Ltd.	6,400	161,853
Tokyu Corp.	8,400	136,519
Tokyu Fudosan Holdings Corp.	10,500	52,123
Toppan Printing Co. Ltd.	4,000	58,539
Toray Industries, Inc.	23,400	163,492
Toshiba Corp.	10,900	309,420
Tosoh Corp.	4,100	53,050
TOTO Ltd.	2,400	82,499

	Number of Shares	Value
Toyo Seikan Group Holdings Ltd.	2,400	$54,748
Toyo Suisan Kaisha Ltd.	1,600	55,837
Toyoda Gosei Co. Ltd.	1,100	21,931
Toyota Industries Corp.	2,500	115,039
Toyota Motor Corp.	38,100	2,212,877
Toyota Tsusho Corp.	3,600	105,879
Trend Micro, Inc. (a)	1,900	102,830
Tsuruha Holdings, Inc.	600	51,467
Unicharm Corp.	6,800	219,688
United Urban Investment Corp.	48	74,429
USS Co. Ltd.	3,700	61,752
Welcia Holdings Co. Ltd.	800	36,334
West Japan Railway Co.	2,800	197,749
Yahoo! Japan Corp.	48,400	121,591
Yakult Honsha Co. Ltd.	2,000	140,225
Yamada Denki Co. Ltd.	11,000	52,703
Yamaguchi Financial Group, Inc.	3,000	28,675
Yamaha Corp.	2,200	93,404
Yamaha Motor Co. Ltd.	4,800	93,419
Yamato Holdings Co. Ltd. (b)	5,000	136,256
Yamazaki Baking Co. Ltd.	2,000	41,896
Yaskawa Electric Corp.	4,100	99,289
Yokogawa Electric Corp.	3,600	61,750
The Yokohama Rubber Co. Ltd.	1,800	33,576
ZOZO, Inc.	3,400	61,370

		50,353,705

Luxembourg — 0.4%
ArcelorMittal	10,875	224,385
Aroundtown SA	12,983	107,750
Eurofins Scientific SE	185	68,701
Millicom International Cellular SA	1,090	69,167
RTL Group	620	33,186
SES SA	6,082	116,494
Tenaris SA	7,982	85,561

		705,244

Mauritius — 0.0%
Golden Agri-Resources Ltd.	117,500	21,062

Netherlands — 4.2%
ABN AMRO Group NV (c)	7,127	166,938
Aegon NV	30,018	139,546
AerCap Holdings NV (a)	2,043	80,903
Airbus SE	9,708	928,482
Akzo Nobel NV	4,148	333,427
ASML Holding NV	6,840	1,067,224
CNH Industrial NV	16,556	148,946
EXOR NV	1,845	99,699
Ferrari NV	454	45,161
Ferrari NV	1,554	154,530
Fiat Chrysler Automobiles NV (a)	6,931	100,768
Fiat Chrysler Automobiles NV (a)	11,145	161,157
Heineken Holding NV	1,907	160,500
Heineken NV	4,275	376,787

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ING Groep NV	64,336	$689,478
Koninklijke Ahold Delhaize NV	20,634	520,546
Koninklijke DSM NV	2,992	243,448
Koninklijke KPN NV	56,715	165,762
Koninklijke Philips NV	15,813	557,298
Koninklijke Vopak NV	1,054	47,747
NN Group NV	5,215	207,164
NXP Semiconductor NV	5,669	415,424
QIAGEN NV (a)	3,638	124,049
Randstad NV	1,898	86,808
STMicroelectronics NV	11,215	160,045
Unilever NV	25,645	1,393,421
Wolters Kluwer NV	4,746	280,267

		8,855,525

New Zealand — 0.2%
a2 Milk Co. Ltd. (a) (b)	12,155	89,887
Auckland International Airport Ltd.	16,674	80,036
Fisher & Paykel Healthcare Corp. Ltd.	9,581	83,075
Fletcher Building Ltd. (a)	14,358	47,010
Meridian Energy Ltd.	20,728	47,180
Ryman Healthcare Ltd.	6,396	45,961
Spark New Zealand Ltd.	31,370	87,127

		480,276

Norway — 0.7%
Det Norske Oljeselskap ASA	1,763	44,646
DNB ASA	16,001	256,655
Equinor ASA	19,179	409,015
Gjensidige Forsikring ASA	3,473	54,092
Marine Harvest ASA	7,021	147,799
Norsk Hydro ASA	22,731	102,883
Orkla ASA	13,876	109,114
Schibsted ASA Class B	1,499	45,476
Telenor ASA	12,186	235,237
Yara International ASA	3,003	115,266

		1,520,183

Papua New Guinea — 0.1%
Oil Search Ltd.	22,950	115,731

Portugal — 0.2%
Banco Espirito Santo SA (d) (e)	39,664	-
EDP — Energias de Portugal SA	43,465	151,625
Galp Energia SGPS SA	8,363	132,430
Jeronimo Martins SGPS SA	3,859	45,688

		329,743

Singapore — 1.3%
Ascendas REIT	43,400	81,603
CapitaLand Commercial Trust	40,643	52,077
CapitaLand Ltd.	40,300	91,655
CapitaLand Mall Trust	41,100	68,002
City Developments Ltd.	6,800	40,354
ComfortDelGro Corp. Ltd.	34,800	54,649
DBS Group Holdings, Ltd.	29,963	517,685

	Number of Shares	Value
Genting Singapore Ltd.	103,000	$73,733
Jardine Cycle & Carriage Ltd.	1,777	45,872
Keppel Corp. Ltd.	24,900	108,183
Oversea-Chinese Banking Corp. Ltd.	51,612	423,925
SATS Ltd.	11,200	38,381
Sembcorp Industries Ltd.	16,500	30,813
Singapore Airlines Ltd.	9,500	65,408
Singapore Exchange Ltd.	13,700	71,587
Singapore Press Holdings Ltd.	26,900	46,221
Singapore Technologies Engineering Ltd.	27,000	68,857
Singapore Telecommunications Ltd.	133,600	286,570
Suntec REIT	35,300	45,994
United Overseas Bank Ltd.	22,493	403,160
UOL Group Ltd.	8,269	37,415
Venture Corp. Ltd.	4,400	44,590
Wilmar International Ltd.	31,500	72,168
Yangzijiang Shipbuilding Holdings Ltd.	39,700	36,093

		2,804,995

Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	4,144	159,309
Aena SME SA (c)	1,138	176,443
Amadeus IT Group SA	7,330	510,381
Banco Bilbao Vizcaya Argentaria SA	111,206	586,613
Banco de Sabadell SA	89,824	102,201
Banco Santander SA	271,793	1,226,559
Bankia SA	19,111	55,651
Bankinter SA	11,327	90,529
CaixaBank SA	58,727	211,365
Enagas SA (b)	3,861	104,257
Endesa SA	5,360	123,363
Ferrovial SA	8,354	168,489
Grifols SA	5,064	132,273
Iberdrola SA	99,831	798,791
Industria de Diseno Textil SA	17,975	458,238
International Consolidated Airlines Group SA	10,404	82,567
Mapfre SA	18,733	49,655
Naturgy Energy Group SA	5,922	150,240
Red Electrica Corp. SA	7,323	163,117
Repsol SA	22,338	359,092
Siemens Gamesa Renewable Energy SA (a)	3,998	48,442
Telefonica SA	77,326	652,650

		6,410,225

Sweden — 2.4%
Alfa Laval AB	4,969	106,080
Assa Abloy AB Class B	16,434	293,828
Atlas Copco AB Class A	11,043	263,824
Atlas Copco AB Class B	6,636	145,495

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Boliden AB	4,596	$99,961
Electrolux AB Series B	4,110	87,080
Epiroc AB Class A (a)	11,466	108,892
Epiroc AB Class B (a)	6,026	53,941
Essity AB Class B	10,127	248,863
Hennes & Mauritz AB Class B	14,615	207,585
Hexagon AB Class B	4,288	197,921
Husqvarna AB Class B	6,940	51,599
ICA Gruppen AB (b)	1,312	46,941
Industrivarden AB Class C	2,655	53,861
Investor AB Class B	7,458	316,990
Kinnevik AB Class B	3,931	95,113
L E Lundbergforetagen AB Class B	1,378	40,731
Lundin Petroleum AB	3,013	75,329
Sandvik AB	18,625	266,495
Securitas AB Class B	5,416	87,076
Skandinaviska Enskilda Banken AB Class A	26,688	259,788
Skanska AB Class B	5,847	93,357
SKF AB Class B	6,427	97,866
Svenska Handelsbanken AB Class A	24,934	276,211
Swedbank AB Class A	15,262	340,220
Swedish Match AB	2,862	112,834
Tele2 AB Class B	8,232	105,188
Telefonaktiebolaget LM Ericsson Class B	50,672	446,623
Telia Co AB	45,904	217,830
Volvo AB Class B	25,860	340,026

		5,137,548

Switzerland — 8.6%
ABB Ltd. Registered	30,883	588,802
Adecco Group AG Registered	2,729	127,802
Baloise Holding AG Registered	828	114,286
Barry Callebaut AG Registered	36	55,982
Chocoladefabriken Lindt & Spruengli AG	18	111,816
Chocoladefabriken Lindt & Spruengli AG Registered	2	149,059
Cie Financiere Richemont SA Registered	8,614	553,600
Clariant AG	3,190	58,859
Coca-Cola HBC AG	3,273	101,842
Credit Suisse Group AG Registered	42,111	464,069
Dufry AG Registered (b)	530	50,336
EMS-Chemie Holding AG Registered	133	63,330
Geberit AG Registered	606	236,097
Givaudan SA Registered	155	359,510
Julius Baer Group Ltd.	3,784	135,217
Kuehne & Nagel International AG Registered	900	116,021
LafargeHolcim Ltd. Registered	4,338	177,244
LafargeHolcim Ltd. Registered	3,617	149,462

	Number of Shares	Value
Lonza Group AG Registered	1,231	$320,032
Nestle SA Registered	50,859	4,134,880
Novartis AG Registered	36,020	3,085,055
Pargesa Holding SA	683	49,339
Partners Group Holding AG (b)	286	173,840
Roche Holding AG	11,668	2,885,196
Schindler Holding AG	656	130,329
Schindler Holding AG Registered	334	64,955
SGS SA Registered	89	200,517
Sika AG Registered	2,118	269,184
Sonova Holding AG Registered	911	148,540
Straumann Holding AG Registered	168	106,261
The Swatch Group AG	508	148,613
The Swatch Group AG Registered	907	52,575
Swiss Life Holding AG Registered	575	221,937
Swiss Prime Site AG Registered	1,196	96,899
Swiss Re AG	5,093	467,955
Swisscom AG Registered	433	207,216
Temenos Group AG Registered	1,020	122,922
UBS Group AG Registered	64,334	803,079
Vifor Pharma AG	774	84,008
Zurich Insurance Group AG	2,525	754,444

		18,141,110

United Kingdom — 16.9%
3i Group PLC	16,026	157,351
Admiral Group PLC	3,274	85,107
Anglo American PLC	17,571	388,425
Antofagasta PLC	6,685	66,252
Ashtead Group PLC	8,011	165,975
Associated British Foods PLC	5,903	153,525
AstraZeneca PLC	21,035	1,573,112
Auto Trader Group PLC (c)	15,140	87,380
Aviva PLC	65,607	312,909
Babcock International Group PLC	4,438	27,680
BAE Systems PLC	52,366	305,635
Barclays PLC	281,966	540,873
Barratt Developments PLC	17,242	101,774
The Berkeley Group Holdings PLC	2,033	90,174
BHP Group PLC (a)	35,156	734,975
BP PLC	331,803	2,093,486
British American Tobacco PLC	38,164	1,217,019
The British Land Co. PLC	15,523	105,479
BT Group PLC	139,880	423,421
Bunzl PLC	5,638	169,640
Burberry Group PLC	7,069	155,526
Carnival PLC	2,925	140,303
Centrica PLC	93,994	161,627
Coca-Cola European Partners PLC (a)	3,660	167,811
Compass Group PLC	26,253	551,173
ConvaTec Group PLC (c)	22,355	39,486
Croda International PLC	2,207	131,095

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diageo PLC	40,803	$1,450,282
Direct Line Insurance Group PLC	23,612	95,636
easyJet PLC	2,711	38,058
Experian PLC	15,046	365,689
Ferguson PLC	3,803	243,567
Fresnillo PLC	3,897	42,592
G4S PLC	26,917	67,364
GlaxoSmithKline PLC	82,349	1,562,955
Glencore PLC	189,816	700,110
GVC Holdings PLC	9,428	81,034
Hammerson PLC	13,789	57,745
Hargreaves Lansdown PLC	4,641	109,349
HSBC Holdings PLC	330,691	2,713,772
Imperial Brands PLC	15,840	479,001
Informa PLC	21,003	168,417
InterContinental Hotels Group PLC	3,033	163,233
Intertek Group PLC	2,702	164,498
Investec PLC	11,416	63,695
ITV PLC	61,370	97,393
J Sainsbury PLC	29,115	98,177
John Wood Group PLC	11,490	73,567
Johnson Matthey PLC	3,269	116,634
Kingfisher PLC	34,086	90,178
Land Securities Group PLC	12,358	126,683
Legal & General Group PLC	97,267	285,409
Lloyds Banking Group PLC	1,182,944	781,660
London Stock Exchange Group PLC	5,114	263,908
Marks & Spencer Group PLC	25,726	81,083
Meggitt PLC	12,764	76,357
Melrose Industries PLC	81,024	167,780
Merlin Entertainments PLC (c)	12,548	50,784
Micro Focus International PLC	7,203	125,894
Mondi PLC	6,202	128,334
National Grid PLC	56,281	544,269
Next PLC	2,302	117,150
NMC Health PLC	1,656	57,888
Pearson PLC	13,133	156,565
Persimmon PLC	5,232	128,181
Prudential PLC	43,125	770,517
Reckitt Benckiser Group PLC	11,151	851,557
RELX PLC	32,844	674,580
Rio Tinto PLC	19,533	931,350
Rolls-Royce Holdings PLC	28,059	295,280
Royal Bank of Scotland Group PLC	80,982	222,666
Royal Dutch Shell PLC Class A	76,325	2,240,177
Royal Dutch Shell PLC Class B	62,212	1,851,228
Royal Mail PLC	14,067	48,836
RSA Insurance Group PLC	17,199	112,219
The Sage Group PLC	18,280	139,955
Schroders PLC	1,940	60,166
Segro PLC	16,973	127,314
Severn Trent PLC	3,893	89,942
Shire PLC	15,186	882,534

	Number of Shares	Value
Smith & Nephew PLC	14,507	$269,807
Smiths Group PLC	6,641	114,981
SSE PLC	17,067	234,658
St. James’s Place PLC	9,025	108,133
Standard Chartered PLC	46,096	356,307
Standard Life Aberdeen PLC	38,196	124,979
Taylor Wimpey PLC	56,105	97,046
Tesco PLC	161,147	390,482
Unilever PLC	18,774	982,587
United Utilities Group PLC	11,742	109,954
Vodafone Group PLC	443,177	861,150
The Weir Group PLC	4,165	68,480
Whitbread PLC	3,094	180,108
Wm Morrison Supermarkets PLC	37,864	102,627
WPP PLC	20,746	222,818

		35,804,542

United States — 0.2%
iShares Core MSCI EAFE ETF	8,200	451,000

TOTAL COMMON STOCK (Cost $215,103,215)		206,849,455

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG 6.45%	893	63,555
Fuchs Petrolub SE 2.23%	1,156	47,653
Henkel AG & Co. KGaA 1.880%	2,928	319,736
Porsche Automobil Holding SE 3.14%	2,597	153,746
Sartorius AG 0.460%	558	69,681
Volkswagen AG 2.720%	3,063	487,426

		1,141,797

Italy — 0.0%
Telecom Italia SpA 6.53%	99,009	47,325

TOTAL PREFERRED STOCK (Cost $1,248,161)		1,189,122

TOTAL EQUITIES (Cost $216,351,376)		208,038,577

MUTUAL FUNDS — 0.9%
United States — 0.9%
State Street Navigator Securities Lending Prime Portfolio (f)	1,812,737	1,812,737

TOTAL MUTUAL FUNDS (Cost $1,812,737)		1,812,737

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Spain — 0.0%
Repsol SA (a) (b)	22,338	$10,238

TOTAL RIGHTS (Cost $10,429)		10,238

TOTAL LONG-TERM INVESTMENTS (Cost $218,174,542)		209,861,552

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (g)	$2,350,102	2,350,102

TOTAL SHORT-TERM INVESTMENTS (Cost $2,350,102)		2,350,102

TOTAL INVESTMENTS — 100.0% (Cost $220,524,644) (h)		212,211,654

Other Assets/(Liabilities) — 0.0%		67,312

NET ASSETS — 100.0%		$212,278,966

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $1,725,379 or 0.81% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $1,372,134 or 0.65% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $2,350,266. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,400,609.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
GBP	330,700	Bank of New York Mellon	3/20/19	$419,508	$3,573

AUD	187,049	Citibank N.A.	3/20/19	135,267	(3,346)
EUR	140,036	Citibank N.A.	3/20/19	161,000	482
JPY	132,849,526	Citibank N.A.	3/20/19	1,182,091	37,046

				1,478,358	34,182

EUR	750,032	Goldman Sachs & Co.	3/20/19	858,472	6,424
SEK	1,126,050	Goldman Sachs & Co.	3/20/19	125,211	2,624

				983,683	9,048

				$2,881,549	$46,803

Contracts to Deliver
DKK	264,296	Citibank N.A.	3/20/19	$40,513	$(322)
HKD	287,449	Citibank N.A.	3/20/19	36,851	59
ILS	119,805	Citibank N.A.	3/20/19	32,152	(81)

				109,516	(344)

CHF	4,545	Goldman Sachs & Co.	3/20/19	4,616	(41)
NOK	504,037	Goldman Sachs & Co.	3/20/19	58,955	463

				63,571	422

JPY	27,553,053	Morgan Stanley & Co. LLC	3/20/19	250,000	(2,850)
SGD	87,443	Morgan Stanley & Co. LLC	3/20/19	63,880	(389)

				313,880	(3,239)

				$486,967	$(3,161)

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	1/30/19	1	$163,518	$1,567
Topix Index	3/07/19	9	1,308,458	(82,100)
MSCI EAFE E-Mini Index	3/15/19	4	339,968	3,232
Euro Stoxx 50 Index	3/15/19	56	1,958,558	(50,381)
FTSE 100 Index	3/15/19	17	1,460,507	(17,622)
SPI 200 Index	3/21/19	5	487,072	2,539

				$(142,765)

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Australia — 1.5%
Amcor Ltd.	153,018	$1,428,021
AMP Ltd.	1,212,338	2,092,650
Brambles Ltd.	46,700	333,849
Orica Ltd.	316,982	3,851,054

		7,705,574

Belgium — 0.9%
KBC Group NV	73,956	4,785,464

Brazil — 0.4%
Ambev SA ADR	476,820	1,869,134

Canada — 2.6%
Alimentation Couche-Tard, Inc. Class B	17,500	870,514
Canadian National Railway Co.	74,063	5,488,809
Cenovus Energy, Inc.	344,817	2,424,731
Suncor Energy, Inc.	171,886	4,800,771

		13,584,825

Cayman Islands — 0.8%
Baidu, Inc. Sponsored ADR (a)	25,977	4,119,952
Ctrip.com International Ltd. ADR (a)	7,400	200,244

		4,320,196

Denmark — 1.6%
Carlsberg A/S Class B	22,848	2,430,765
Novo Nordisk A/S Class B	127,574	5,864,285

		8,295,050

France — 13.9%
Accor SA	62,100	2,633,524
Air Liquide SA	72,525	8,978,985
BNP Paribas SA	167,501	7,543,942
Bureau Veritas SA	86,100	1,748,748
Danone SA	84,826	5,978,488
Dassault Systemes SE	13,971	1,649,513
Engie SA	266,125	3,803,495
EssilorLuxottica SA	27,691	3,496,603
Hermes International	1,180	652,595
L’Oreal SA	16,924	3,884,938
Legrand SA	44,731	2,517,621
LVMH Moet Hennessy Louis Vuitton SE	22,846	6,713,200
Pernod Ricard SA	45,532	7,476,237
Publicis Groupe SA	71,453	4,089,367
Schneider Electric SE	115,723	7,875,761
Valeo SA	98,330	2,851,257

		71,894,274

	Number of Shares	Value
Germany — 12.4%
Allianz SE Registered	27,200	$5,458,126
Bayer AG Registered	176,951	12,269,986
Bayerische Motoren Werke AG	76,160	6,167,976
Beiersdorf AG	68,015	7,098,227
Continental AG	46,390	6,414,730
Daimler AG Registered	147,473	7,753,636
Merck KGaA	38,026	3,923,473
MTU Aero Engines AG	9,545	1,733,672
ProSiebenSat.1 Media SE	115,731	2,058,370
SAP SE	78,782	7,847,450
thyssenkrupp AG	187,500	3,218,156

		63,943,802

Hong Kong — 1.9%
AIA Group Ltd.	1,188,600	9,777,731

India — 2.2%
Axis Bank Ltd. (a)	166,930	1,485,062
Housing Development Finance Corp. Ltd.	126,790	3,569,639
Tata Consultancy Services Ltd.	241,062	6,546,366

		11,601,067

Indonesia — 0.8%
Bank Mandiri Persero Tbk PT	7,733,100	3,964,395

Ireland — 1.7%
Linde PLC (a)	13,830	2,196,024
Ryanair Holdings PLC Sponsored ADR (a)	57,250	4,084,215
Willis Towers Watson PLC	16,272	2,471,066

		8,751,305

Israel — 0.7%
Check Point Software Technologies Ltd. (a)	35,562	3,650,439

Italy — 2.8%
Eni SpA	222,017	3,496,356
Intesa Sanpaolo SpA	4,829,641	10,703,813

		14,200,169

Japan — 10.6%
Daikin Industries Ltd.	44,700	4,703,830
Denso Corp.	93,500	4,149,537
FANUC Corp.	14,300	2,149,829
Hoya Corp.	153,700	9,394,495
Japan Tobacco, Inc.	179,200	4,251,505
Komatsu Ltd.	128,200	2,730,877
Kubota Corp.	270,300	3,806,047
Kyocera Corp.	87,300	4,341,350
Olympus Corp.	212,400	6,494,803
Omron Corp.	23,600	850,617
Shin-Etsu Chemical Co. Ltd.	17,700	1,363,623
Terumo Corp.	122,500	6,881,980

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toyota Motor Corp.	63,700	$3,699,745

		54,818,238

Mexico — 0.4%
Grupo Televisa SAB Sponsored ADR	154,500	1,943,610

Netherlands — 5.7%
Akzo Nobel NV	81,846	6,578,993
ASML Holding NV	17,600	2,746,074
CNH Industrial NV	684,042	6,153,978
EXOR NV	78,200	4,225,720
ING Groep NV	361,569	3,874,872
QIAGEN NV (a)	70,606	2,407,543
Randstad NV	81,474	3,726,340

		29,713,520

Republic of Korea — 0.9%
NAVER Corp.	19,650	2,141,020
Samsung Electronics Co. Ltd.	73,150	2,531,039

		4,672,059

Singapore — 0.8%
DBS Group Holdings, Ltd.	248,600	4,295,184

South Africa — 1.1%
Naspers Ltd.	28,830	5,726,716

Spain — 1.0%
Amadeus IT Group SA	75,474	5,255,189

Sweden — 2.6%
Essity AB Class B	107,351	2,638,060
Hennes & Mauritz AB Class B	387,072	5,497,804
SKF AB Class B	166,900	2,541,431
Volvo AB Class B	209,600	2,755,970

		13,433,265

Switzerland — 12.0%
Cie Financiere Richemont SA Registered	48,520	3,118,256
Credit Suisse Group AG Registered	622,325	6,858,110
Julius Baer Group Ltd.	44,316	1,583,578
Kuehne & Nagel International AG Registered	21,310	2,747,122
LafargeHolcim Ltd. Registered	98,580	4,073,546
Nestle SA Registered	181,082	14,722,120
Novartis AG Registered	78,044	6,684,342
Roche Holding AG	39,350	9,730,241
Sika AG Registered	19,150	2,433,839
UBS Group AG Registered	498,618	6,224,229
Zurich Insurance Group AG	13,777	4,116,425

		62,291,808

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	378,000	2,744,007

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	126,639	$4,674,245

		7,418,252

United Kingdom — 18.1%
Ashtead Group PLC	157,690	3,267,083
Barclays PLC	1,269,705	2,435,576
Compass Group PLC	270,206	5,672,889
Diageo PLC	195,176	6,937,241
Experian PLC	305,428	7,423,344
Ferguson PLC	34,057	2,181,212
G4S PLC	639,000	1,599,203
Glencore PLC	1,636,800	6,037,108
Just Eat PLC (a)	200,999	1,503,473
Liberty Global PLC Series A (a)	140,600	3,000,404
Liberty Global PLC Series C (a)	78,437	1,618,940
Lloyds Banking Group PLC	11,297,600	7,465,177
Meggitt PLC	99,449	594,925
Prudential PLC	106,728	1,906,916
Reckitt Benckiser Group PLC	83,028	6,340,517
RELX PLC	89,705	1,842,444
RELX PLC (a)	192,995	3,973,061
Rio Tinto PLC	80,462	3,836,498
Rolls-Royce Holdings PLC	348,436	3,666,777
Royal Bank of Scotland Group PLC	1,568,500	4,312,699
Schroders PLC	300	7,896
Schroders PLC	136,300	4,227,129
Smiths Group PLC	242,382	4,196,538
Tesco PLC	849,518	2,058,500
WPP PLC	720,979	7,743,525

		93,849,075

United States — 0.9%
Yum China Holdings, Inc.	134,913	4,523,633

TOTAL COMMON STOCK (Cost $564,902,343)		516,283,974

TOTAL EQUITIES (Cost $564,902,343)		516,283,974

TOTAL LONG-TERM INVESTMENTS (Cost $564,902,343)		516,283,974

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (b)	$2,908,243	$2,908,243

TOTAL SHORT-TERM INVESTMENTS (Cost $2,908,243)		2,908,243

TOTAL INVESTMENTS — 100.3% (Cost $567,810,586) (c)		519,192,217

Other Assets/(Liabilities) — (0.3)%		(1,429,386)

NET ASSETS — 100.0%		$517,762,831

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $2,908,445. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% – 2.250%, maturity dates ranging from 1/15/27 – 2/15/27, and an aggregate market value, including accrued interest, of $2,967,628.

(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
CHF	4,426,000	State Street Bank and Trust Co.	6/19/19	$4,671,141	$95,232

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 96.7%
Argentina — 0.0%
Loma Negra Cia Industrial Argentina SA (a)	28,279	$314,744

Australia — 3.5%
Amcor Ltd.	660,520	6,164,220
Australia & New Zealand Banking Group Ltd.	120,692	2,079,662
BHP Group Ltd.	127,427	3,074,365
Challenger Ltd.	252,460	1,687,483
CSL Ltd.	6,330	826,673
Downer EDI Ltd.	270,178	1,286,327
Healius Ltd. (a)	636,316	999,404
Incitec Pivot Ltd.	510,385	1,179,047
Independence Group NL	343,578	924,316
Macquarie Group Ltd.	23,585	1,804,725
Rio Tinto Ltd.	12,573	695,405
Scentre Group	399,681	1,097,811
South32 Ltd.	1,803,282	4,254,484
Suncorp Group Ltd.	201,461	1,792,072
Telstra Corp. Ltd.	134,855	270,695
WorleyParsons Ltd.	214,676	1,726,561

		29,863,250

Austria — 0.8%
BAWAG Group AG (b)	23,883	980,841
Erste Group Bank AG	175,442	5,845,782

		6,826,623

Belgium — 0.5%
Anheuser-Busch InBev SA/NV	7,681	508,346
KBC Group NV	43,348	2,804,915
Umicore SA	32,269	1,283,437

		4,596,698

Bermuda — 1.2%
Credicorp Ltd.	15,739	3,488,864
Hongkong Land Holdings Ltd.	249,800	1,574,720
Jardine Matheson Holdings Ltd.	58,200	4,052,346
Liberty Latin America Ltd. Class C (a)	72,125	1,050,862

		10,166,792

Brazil — 1.5%
B3 SA — Brasil Bolsa Balcao	41,100	283,909
Banco Bradesco SA Sponsored ADR	199,200	1,970,088
BB Seguridade Participacoes SA	90,748	648,386
BR Malls Participacoes SA	128,900	436,348
EDP — Energias do Brasil SA	461,200	1,762,445
Lojas Renner SA	405,200	4,447,970
Multiplan Empreendimentos Imobiliarios SA	60,720	382,409

	Number of Shares	Value
Raia Drogasil SA	168,800	$2,484,815
Suzano Papel e Celulose SA	44,300	435,730

		12,852,100

British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (a) (c)	32,774	766,960

Canada — 3.4%
Bombardier, Inc. Class B (a)	323,045	480,355
Cameco Corp.	47,180	534,974
Canadian Natural Resources Ltd.	82,051	1,979,754
Canadian Pacific Railway Ltd.	9,747	1,729,500
Element Fleet Management Corp.	247,713	1,253,807
Franco-Nevada Corp.	44,265	3,103,932
Magna International, Inc.	139,442	6,337,639
National Bank of Canada (d)	83,896	3,444,456
Restaurant Brands International, Inc.	38,800	2,029,240
Seven Generations Energy Ltd. Class A (a)	177,735	1,450,313
Sun Life Financial, Inc.	65,954	2,187,999
TransCanada Corp.	31,934	1,140,044
TransCanada Corp.	50,100	1,789,024
Waste Connections, Inc.	21,400	1,588,950

		29,049,987

Cayman Islands — 5.6%
58.com, Inc. ADR (a)	9,948	539,281
AAC Technologies Holdings, Inc.	70,500	405,255
Alibaba Group Holding Ltd. Sponsored ADR (a)	94,703	12,980,940
Baidu, Inc. Sponsored ADR (a)	19,146	3,036,556
China Mengniu Dairy Co. Ltd.	1,128,000	3,486,805
CK Hutchison Holdings Ltd.	585,500	5,595,209
Ctrip.com International Ltd. ADR (a)	74,013	2,002,792
Farfetch Ltd. Class A (a)	24,942	441,723
Hengan International Group Co. Ltd.	197,000	1,428,804
Sea Ltd. (a) (d)	53,331	603,707
StoneCo Ltd. (a) (d)	51,810	955,376
Sunny Optical Technology Group Co. Ltd.	67,400	591,348
TAL Education Group Sponsored ADR (a)	9,396	250,685
Tencent Holdings Ltd.	365,000	14,468,245
YY, Inc. ADR (a)	27,981	1,674,943

		48,461,669

Chile — 0.3%
Banco Santander Chile Sponsored ADR	60,060	1,795,794
SACI Falabella	129,357	944,688

		2,740,482

China — 1.7%
Anhui Conch Cement Co. Ltd. Class H	337,500	1,619,457

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BTG Hotels Group Co. Ltd. Class A	263,560	$612,057
China Longyuan Power Group Corp. Class H	1,880,000	1,269,505
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	229,400	1,198,160
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	301,700	1,139,910
Huaneng Renewables Corp. Ltd. Class H	1,816,000	484,312
Kweichow Moutai Co. Ltd. Class A	27,198	2,335,019
Midea Group Co. Ltd.	40,700	219,781
Ping An Insurance Group Co. of China Ltd. Class H	481,000	4,223,463
Tsingtao Brewery Co. Ltd. Class H	326,000	1,317,980

		14,419,644

Colombia — 0.0%
Grupo Aval Acciones y Valores SA ADR	68,605	404,770

Denmark — 0.5%
Danske Bank A/S	90,834	1,799,774
GN Store Nord A/S	32,858	1,228,240
Novo Nordisk A/S Class B	21,804	1,002,280

		4,030,294

Finland — 1.0%
Nordea Bank Abp	628,502	5,300,828
Sampo OYJ Class A	57,110	2,510,621
Stora Enso OYJ Class R	108,429	1,255,418

		9,066,867

France — 6.9%
Air Liquide SA	34,514	4,273,019
AXA SA	117,854	2,539,237
BNP Paribas SA	167,031	7,522,774
Criteo SA (a)	29,720	675,238
Dassault Aviation SA	2,226	3,082,349
Engie SA	344,002	4,916,524
Eutelsat Communications SA	85,052	1,681,975
Kering SA	3,283	1,536,492
L’Oreal SA	10,338	2,373,109
Legrand SA	16,857	948,772
Orange SA	151,230	2,447,260
Publicis Groupe SA	25,253	1,445,269
Sanofi	88,898	7,682,479
Schneider Electric SE	32,418	2,206,272
Thales SA	32,921	3,829,586
Total SA	197,962	10,457,940
Ubisoft Entertainment SA (a)	10,299	826,237
Unibail Rodamco Westfield	6,391	987,209
Unibail Rodamco Westfield (a)	58	8,998

		59,440,739

	Number of Shares	Value
Germany — 6.8%
Allianz SE Registered	17,342	$3,479,957
BASF SE	50,335	3,483,211
Bayer AG Registered	143,901	9,978,261
Bayerische Motoren Werke AG	37,853	3,065,604
Commerzbank AG (a)	234,807	1,555,293
Covestro AG (b)	17,107	846,322
E.ON SE	64,024	632,974
Fresenius SE & Co. KGaA	70,160	3,391,369
GEA Group AG	48,791	1,258,181
HeidelbergCement AG	19,373	1,184,813
HUGO BOSS AG	7,908	487,719
Infineon Technologies AG	32,456	645,832
Knorr-Bremse AG (a)	21,620	1,948,247
Merck KGaA	19,203	1,981,340
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	25,849	5,641,062
Scout24 AG (b)	26,505	1,219,896
Siemens AG Registered	65,172	7,268,585
Siemens Healthineers AG (a) (b)	22,477	941,102
Stroeer SE & Co KGaA	15,794	764,038
Telefonica Deutschland Holding AG	1,402,831	5,488,964
Wirecard AG	9,249	1,407,995
Zalando SE (a) (b)	61,296	1,575,241

		58,246,006

Hong Kong — 2.4%
AIA Group Ltd.	1,864,400	15,337,036
Beijing Enterprises Holdings Ltd.	156,500	824,740
China Overseas Land & Investment Ltd.	400,000	1,376,699
China Resources Beer Holdings Company Ltd.	190,000	658,373
CNOOC Ltd.	752,000	1,152,114
CSPC Pharmaceutical Group Ltd.	326,000	466,008
Fosun International Ltd.	741,500	1,084,775

		20,899,745

Hungary — 0.1%
OTP Bank Nyrt	27,809	1,121,620

India — 2.0%
Axis Bank Ltd. GDR (a) (c)	78,036	3,500,853
HDFC Bank Ltd. ADR	95,246	9,866,533
ICICI Bank Ltd. Sponsored ADR	16,370	168,447
Infosys Ltd. Sponsored ADR	293,842	2,797,376
Mahindra & Mahindra Ltd. Sponsored GDR	64,646	733,816
Tata Motors Ltd. (a)	15,045	183,248

		17,250,273

Indonesia — 1.0%
Astra International Tbk PT	2,918,300	1,679,927
Bank Central Asia Tbk PT	3,115,500	5,632,069

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bank Negara Indonesia Persero Tbk PT	532,300	$325,622
Sarana Menara Nusantara Tbk PT	27,513,900	1,320,116

		8,957,734

Ireland — 0.7%
DCC PLC	19,599	1,489,870
Linde PLC (a)	10,673	1,694,733
Ryanair Holdings PLC Sponsored ADR (a)	15,302	1,091,645
Shire PLC ADR	8,149	1,418,252

		5,694,500

Italy — 1.0%
Banca Mediolanum SpA	339,085	1,978,599
Intesa Sanpaolo SpA	515,148	1,141,710
Leonardo SpA	90,377	795,513
Moncler SpA	41,124	1,374,191
Prysmian SpA	124,070	2,405,702
Saipem SpA (a)	139,744	521,082

		8,216,797

Japan — 15.7%
Aisin Seiki Co. Ltd.	19,300	665,960
Asahi Kasei Corp.	168,900	1,723,306
Asics Corp.	91,500	1,159,759
Astellas Pharma, Inc.	375,800	4,782,478
Benesse Holdings, Inc.	59,700	1,518,039
Bridgestone Corp.	65,200	2,502,268
Central Japan Railway Co.	8,600	1,827,396
Chugai Pharmaceutical Co. Ltd.	28,800	1,663,699
Coca-Cola Bottlers Japan Holdings, Inc.	35,800	1,068,721
CyberAgent, Inc.	20,500	800,488
Daiichi Sankyo Co. Ltd.	4,600	147,877
DeNA Co. Ltd.	48,200	802,089
DIC Corp.	48,600	1,477,286
Disco Corp.	7,100	819,448
Electric Power Development Co. Ltd.	55,100	1,305,085
en-japan, Inc.	19,100	583,933
Ezaki Glico Co. Ltd.	38,600	1,949,664
Fujitsu General Ltd.	103,800	1,340,183
Fujitsu Ltd.	26,300	1,648,768
Hamamatsu Photonics KK	20,500	693,620
Hitachi Metals Ltd.	141,200	1,466,306
Honda Motor Co. Ltd.	30,100	786,548
Hoshizaki Corp.	4,900	300,160
Ibiden Co. Ltd.	36,500	510,156
Inpex Corp.	116,600	1,040,560
Japan Post Holdings Co. Ltd.	194,400	2,235,102
Japan Tobacco, Inc.	154,000	3,653,637
JFE Holdings, Inc.	42,600	677,801
JGC Corp.	86,200	1,203,297
Kansai Paint Co. Ltd.	36,700	704,352

	Number of Shares	Value
Kirin Holdings Co. Ltd.	39,800	$837,188
Koito Manufacturing Co. Ltd.	18,000	918,227
Kusuri no Aoki Holdings Co. Ltd.	8,100	509,718
Mercari, Inc. (a) (d)	3,700	62,591
Miraca Holdings, Inc.	50,500	1,138,248
Mitsubishi Corp.	68,200	1,861,377
Mitsubishi Electric Corp.	626,700	6,870,453
Mitsubishi Motors Corp.	286,200	1,580,116
Mitsubishi UFJ Financial Group, Inc.	1,186,700	5,851,784
Mitsubishi UFJ Lease & Finance Co. Ltd.	311,900	1,494,507
Mitsui Fudosan Co. Ltd.	60,000	1,329,443
Mitsui Mining & Smelting Co. Ltd.	25,400	520,382
Murata Manufacturing Co. Ltd.	21,500	2,962,432
Nippon Shokubai Co. Ltd.	26,900	1,708,175
Nippon Telegraph & Telephone Corp.	249,700	10,166,797
Omron Corp.	25,800	929,912
Outsourcing, Inc.	10,200	99,205
Panasonic Corp.	167,300	1,501,130
Persol Holdings Co. Ltd.	82,000	1,204,259
Pola Orbis Holdings, Inc.	22,400	600,082
Rakuten, Inc. (a)	81,200	539,919
Recruit Holdings Co. Ltd.	52,600	1,259,284
Renesas Electronics Corp. (a)	246,300	1,129,696
Sega Sammy Holdings, Inc.	56,500	796,741
Seven & i Holdings Co. Ltd.	145,600	6,339,771
SMC Corp.	3,400	1,015,581
Softbank Corp. (a) (d)	211,000	2,614,278
SoftBank Group Corp.	13,700	903,032
Sompo Holdings, Inc.	53,200	1,795,747
Sony Corp.	21,800	1,049,820
Stanley Electric Co. Ltd.	121,700	3,393,936
Sumitomo Corp.	362,800	5,118,023
Sumitomo Metal Mining Co. Ltd.	74,800	1,989,453
Sumitomo Mitsui Trust Holdings, Inc.	38,700	1,408,638
Sumitomo Rubber Industries Ltd.	52,300	622,431
Suzuki Motor Corp.	48,800	2,469,304
Takeda Pharmaceutical Co. Ltd. (d)	138,200	4,689,228
Terumo Corp.	21,400	1,202,240
THK Co. Ltd.	67,600	1,256,205
Tokio Marine Holdings, Inc.	51,500	2,448,081
Tokyo Electron Ltd.	10,400	1,193,186
Tosoh Corp.	20,400	263,957
Toyota Motor Corp.	119,800	6,958,077
Yahoo! Japan Corp.	703,100	1,766,332

		135,426,972

Luxembourg — 0.2%
Globant SA (a)	16,222	913,623
Samsonite International SA (b)	250,800	708,027

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tenaris SA Sponsored ADR (Luxembourg)	20,394	$434,800

		2,056,450

Mexico — 0.3%
Banco Santander Mexico SA ADR	25,583	157,591
Grupo Aeroportuario del Sureste SAB de CV	3,351	504,661
Wal-Mart de Mexico SAB de CV	631,200	1,605,321

		2,267,573

Netherlands — 3.4%
ABN AMRO Group NV (b)	170,864	4,002,203
Airbus SE	18,305	1,750,707
Akzo Nobel NV	22,120	1,778,063
ASML Holding NV	25,905	4,041,877
ING Groep NV	208,417	2,233,569
Koninklijke DSM NV	20,041	1,630,662
Koninklijke Philips NV	169,453	5,972,042
NXP Semiconductor NV	86,098	6,309,261
X5 Retail Group NV GDR (c)	23,425	580,489
Yandex NV Class A (a)	26,500	724,775

		29,023,648

Norway — 0.8%
DNB ASA	156,216	2,505,695
Equinor ASA	63,904	1,362,829
Storebrand ASA	217,781	1,545,297
Yara International ASA	30,769	1,181,028

		6,594,849

Philippines — 0.5%
BDO Unibank, Inc.	78,090	194,668
GT Capital Holdings, Inc.	19,058	353,316
SM Investments Corp.	165,360	2,884,721
Universal Robina Corp.	429,070	1,036,211

		4,468,916

Portugal — 0.6%
Galp Energia SGPS SA	204,661	3,240,855
Jeronimo Martins SGPS SA	161,915	1,916,970

		5,157,825

Republic of Korea — 3.4%
AMOREPACIFIC Group	3,710	240,732
Hyundai Mobis Co. Ltd.	2,056	349,298
KT Corp. (a)	32,611	871,161
KT Corp. Sponsored ADR (a)	127,869	1,818,297
LG Household & Health Care Ltd.	5,601	5,530,052
NAVER Corp.	43,307	4,718,634
Samsung Electronics Co. Ltd.	445,616	15,418,613

		28,946,787

Russia — 0.5%
Sberbank of Russia PJSC Sponsored ADR	392,449	4,301,916

	Number of Shares	Value
Singapore — 0.8%
DBS Group Holdings, Ltd.	127,800	$2,208,063
Sembcorp Industries Ltd.	182,900	341,554
United Overseas Bank Ltd.	198,100	3,550,704
Wilmar International Ltd.	497,600	1,140,031

		7,240,352

South Africa — 2.1%
Absa Group Ltd.	125,591	1,401,962
Bid Corp. Ltd.	29,954	550,281
Clicks Group Ltd.	42,973	569,988
FirstRand Ltd.	706,223	3,217,648
Mr Price Group Ltd.	22,470	383,198
Naspers Ltd.	36,908	7,331,309
Sanlam Ltd.	409,621	2,271,617
Shoprite Holdings Ltd.	152,958	2,010,646

		17,736,649

Spain — 1.5%
Amadeus IT Group SA	40,208	2,799,648
CaixaBank SA	396,814	1,428,175
Grifols SA	58,797	1,079,513
Iberdrola SA	409,195	3,274,148
Indra Sistemas SA (a)	92,380	870,770
Naturgy Energy Group SA	71,538	1,814,903
Tecnicas Reunidas SA	21,746	530,532
Telefonica SA	144,737	1,221,616

		13,019,305

Sweden — 1.4%
Elekta AB	92,438	1,097,413
Essity AB Class B	200,592	4,929,380
Getinge AB Class B	162,088	1,470,118
Hexagon AB Class B	33,051	1,525,536
Svenska Handelsbanken AB Class A	200,453	2,220,557
Telefonaktiebolaget LM Ericsson Class B	107,521	947,690

		12,190,694

Switzerland — 6.4%
ABB Ltd. Registered	94,005	1,792,259
dormakaba Holding AG	1,755	1,057,323
GAM Holding Ltd.	43,399	171,524
Julius Baer Group Ltd.	53,600	1,915,331
Lonza Group AG Registered	6,662	1,731,966
Nestle SA Registered	143,465	11,663,826
Novartis AG Registered	130,435	11,171,546
PSP Swiss Property AG Registered	18,145	1,786,533
Roche Holding AG	46,372	11,466,601
UBS Group AG Registered	465,686	5,813,140
Zurich Insurance Group AG	20,442	6,107,858

		54,677,907

Taiwan — 3.0%
Catcher Technology Co. Ltd.	98,000	706,536

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Largan Precision Co. Ltd.	51,000	$5,345,231
President Chain Store Corp.	113,000	1,141,695
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	274,653	10,137,442
Taiwan Semiconductor Manufacturing Co. Ltd.	1,014,000	7,360,908
Uni-President Enterprises Corp.	460,000	1,041,071

		25,732,883

Thailand — 0.6%
Airports of Thailand PCL	471,900	931,191
CP ALL PCL	2,035,300	4,297,508

		5,228,699

Turkey — 0.1%
BIM Birlesik Magazalar AS	46,482	764,238

United Arab Emirates — 0.7%
DP World Ltd.	32,618	557,704
Emaar Malls PJSC	388,833	189,143
Emaar Properties PJSC	449,320	505,455
First Abu Dhabi Bank PJSC	1,164,206	4,469,714

		5,722,016

United Kingdom — 12.3%
Antofagasta PLC	208,564	2,066,974
AstraZeneca PLC Sponsored ADR	122,387	4,648,258
Aviva PLC	272,260	1,298,530
Barclays PLC	32,200	242,788
BHP Group PLC (a)	79,809	1,668,495
BP PLC Sponsored ADR	113,932	4,320,302
British American Tobacco PLC	194,497	6,202,350
Britvic PLC	73,237	743,609
BT Group PLC	561,083	1,698,414
Burberry Group PLC	130,999	2,882,124
Close Brothers Group PLC	17,146	313,608
Cobham PLC (a)	261,376	324,467
Compass Group PLC	74,976	1,574,097
ConvaTec Group PLC (b)	507,039	895,598
Diageo PLC	63,667	2,262,949
Direct Line Insurance Group PLC	904,624	3,663,998
Dixons Carphone PLC	458,408	699,860
Fresnillo PLC	11,472	125,383
GlaxoSmithKline PLC Sponsored ADR	189,058	7,223,906
Great Portland Estates PLC	184,136	1,543,069
Investec PLC	188,203	1,050,071
Johnson Matthey PLC	41,907	1,495,197
Kingfisher PLC	551,430	1,458,862
Liberty Global PLC Series A (a)	25,483	543,807
LivaNova PLC (a)	15,672	1,433,518
Lloyds Banking Group PLC	6,239,052	4,122,613
London Stock Exchange Group PLC	35,943	1,854,840
Meggitt PLC	553,130	3,308,939
Melrose Industries PLC	393,209	814,235

	Number of Shares	Value
National Grid PLC	156,834	$1,516,673
Next PLC	26,700	1,358,773
Persimmon PLC	54,913	1,345,336
Playtech PLC	164,650	804,707
Prudential PLC	365,172	6,524,552
Reckitt Benckiser Group PLC	14,268	1,089,590
Rolls-Royce Holdings PLC	235,524	2,478,544
Royal Dutch Shell PLC B Shares Sponsored ADR	48,491	2,906,551
Royal Dutch Shell PLC Class B	172,539	5,134,203
RSA Insurance Group PLC	103,392	674,604
Shire PLC	43,422	2,523,467
Smith & Nephew PLC	153,143	2,848,220
Smiths Group PLC	85,751	1,484,670
SSE PLC	28,738	395,125
Standard Chartered PLC	161,632	1,249,363
Travis Perkins PLC	35,649	483,712
Unilever PLC	102,536	5,366,494
Vodafone Group PLC	833,535	1,619,666
Vodafone Group PLC Sponsored ADR	127,862	2,465,179
William Hill PLC	370,867	730,323
WPP PLC	260,095	2,793,496

		106,274,109

United States — 1.4%
Autoliv, Inc.	14,756	1,052,417
AXA Equitable Holdings, Inc.	30,200	502,226
Booking Holdings, Inc. (a)	1,303	2,244,313
Broadcom, Inc.	9,952	2,530,595
Mastercard, Inc. Class A	12,887	2,431,133
MercadoLibre, Inc.	4,758	1,393,380
Philip Morris International, Inc.	14,398	961,210
Southern Copper Corp.	19,975	614,631
Veoneer, Inc. SDR (a)	17,432	443,999

		12,173,904

TOTAL COMMON STOCK (Cost $981,386,558)		832,393,986

PREFERRED STOCK — 1.2%
Brazil — 0.9%
Banco Bradesco SA 3.340%	186,810	1,861,113
Itau Unibanco Holding SA 5.850%	652,150	6,001,837

		7,862,950

Germany — 0.0%
Sartorius AG 0.460%	2,818	351,903

Italy — 0.1%
Telecom Italia SpA 6.53%	1,312,673	627,436

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 0.2%
Samsung Electronics Co. Ltd. 2.49%	46,293	$1,320,508

TOTAL PREFERRED STOCK (Cost $10,825,705)		10,162,797

TOTAL EQUITIES (Cost $992,212,263)		842,556,783

MUTUAL FUNDS — 1.2%
United States — 1.2%
State Street Navigator Securities Lending Prime Portfolio (e)	10,308,996	10,308,996

TOTAL MUTUAL FUNDS (Cost $10,308,996)		10,308,996

TOTAL LONG-TERM INVESTMENTS (Cost $1,002,521,259)		852,865,779

SHORT-TERM INVESTMENTS — 2.6%
Mutual Fund — 2.3%
T. Rowe Price Government Reserve Investment Fund 1.000% 9/19/34	19,570,344	19,570,344

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$2,907,460	2,907,460

TOTAL SHORT-TERM INVESTMENTS (Cost $22,477,804)		22,477,804

TOTAL INVESTMENTS — 101.7% (Cost $1,024,999,063) (g)		875,343,583

Other Assets/(Liabilities) — (1.7)%		(14,903,623)

NET ASSETS — 100.0%		$860,439,960

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $11,169,230 or 1.30% of net assets.

(c)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, these securities amounted to a value of $4,848,302 or 0.16% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $9,824,910 or 1.14% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $2,907,661. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 2/15/27, and an aggregate market value, including accrued interest, of $2,966,380.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	121,563,000	Citibank N.A.	1/18/19	$1,072,353	$(37,726)

Currency Legend

JPY	Japanese Yen

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 26.6%
DFA Commodity Strategy Portfolio	354,268	$1,845,736
MassMutual Premier International Equity Fund, Class I (a)	234,097	2,458,016
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	184,808	2,149,315
MassMutual Select Blue Chip Growth Fund, Class I (a)	140,548	2,673,223
MassMutual Select Diversified Value Fund, Class I (a)	257,637	2,532,568
MassMutual Select Equity Opportunities Fund, Class I (a)	127,523	1,906,463
MassMutual Select Fundamental Growth Fund, Class I (a)	216,696	1,423,691
MassMutual Select Fundamental Value Fund, Class I (a)	259,368	2,326,534
MassMutual Select Growth Opportunities Fund, Class I (a)	114,574	969,294
MassMutual Select Mid Cap Growth Fund, Class I (a)	90,729	1,713,872
MassMutual Select Mid-Cap Value Fund, Class I (a)	161,470	1,658,299
MassMutual Select Overseas Fund, Class I (a)	685,155	4,953,669
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	63,666	791,370
MassMutual Select Small Cap Value Equity Fund, Class I (a)	112,321	1,085,024
MM Select Equity Asset Fund, Class I (a)	1,786,108	11,788,313
Oppenheimer Real Estate Fund, Class I (a)	117,340	2,641,313
Vanguard Developed Markets Index Fund, Institutional Shares	408,667	4,891,743
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	66,918	2,125,323
Vanguard Mid-Cap Index Fund, Admiral Shares	13,009	2,225,020
Vanguard Small-Cap Index Fund, Admiral Shares	19,816	1,252,982

		53,411,768

Fixed Income Funds — 73.5%
Barings Global Floating Rate Fund, Class Y (a)	193,955	1,759,172
MassMutual Premier Core Bond Fund, Class I (a)	3,203,908	33,224,526
MassMutual Premier High Yield Fund, Class I (a)	495,046	4,094,030

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,006,158	$9,910,660
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,555,848	25,405,125
MassMutual Select Strategic Bond Fund, Class I (a)	2,485,640	24,732,121
MassMutual Select Total Return Bond Fund, Class I (a)	2,617,177	24,758,492
Oppenheimer International Bond Fund, Class I (a)	1,636,856	8,757,178
Vanguard Long-Term Treasury Index Fund, Admiral Shares	152,936	3,838,682
Vanguard Total Bond Market Index Fund, Institutional Shares	1,060,142	11,078,486

		147,558,472

TOTAL MUTUAL FUNDS (Cost $219,222,554)		200,970,240

TOTAL LONG-TERM INVESTMENTS (Cost $219,222,554)		200,970,240

TOTAL INVESTMENTS — 100.1% (Cost $219,222,554) (b)		200,970,240

Other Assets/(Liabilities) — (0.1)%		(205,244)

NET ASSETS — 100.0%		$200,764,996

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 63.0%
DFA Commodity Strategy Portfolio	634,434	$3,305,402
MassMutual Premier International Equity Fund, Class I (a)	704,809	7,400,494
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	580,807	6,754,785
MassMutual Select Blue Chip Growth Fund, Class I (a)	438,545	8,341,121
MassMutual Select Diversified Value Fund, Class I (a)	816,028	8,021,551
MassMutual Select Equity Opportunities Fund, Class I (a)	402,782	6,021,593
MassMutual Select Fundamental Growth Fund, Class I (a)	684,198	4,495,181
MassMutual Select Fundamental Value Fund, Class I (a)	808,237	7,249,887
MassMutual Select Growth Opportunities Fund, Class I (a)	359,260	3,039,337
MassMutual Select Mid Cap Growth Fund, Class I (a)	232,533	4,392,542
MassMutual Select Mid-Cap Value Fund, Class I (a)	415,640	4,268,620
MassMutual Select Overseas Fund, Class I (a)	2,038,888	14,741,161
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	161,431	2,006,586
MassMutual Select Small Cap Value Equity Fund, Class I (a)	285,088	2,753,951
MM Select Equity Asset Fund, Class I (a)	5,569,404	36,758,069
Oppenheimer Real Estate Fund, Class I (a)	302,720	6,814,230
Vanguard Developed Markets Index Fund, Institutional Shares	1,244,610	14,897,982
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	282,177	6,814,581
Vanguard Mid-Cap Index Fund, Institutional Shares	152,858	5,774,961
Vanguard Small-Cap Index Fund, Admiral Shares	51,427	3,251,700

		157,103,734

Fixed Income Funds — 37.1%
Barings Global Floating Rate Fund, Class Y (a)	151,784	1,376,677
MassMutual Premier Core Bond Fund, Class I (a)	1,954,241	20,265,482
MassMutual Premier High Yield Fund, Class I (a)	382,693	3,164,867

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	674,094	$6,639,826
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,582,079	15,725,864
MassMutual Select Strategic Bond Fund, Class I (a)	1,516,646	15,090,626
MassMutual Select Total Return Bond Fund, Class I (a)	1,597,060	15,108,187
Oppenheimer International Bond Fund, Class I (a)	1,092,980	5,847,443
Vanguard Long-Term Treasury Index Fund, Admiral Shares	95,131	2,387,789
Vanguard Total Bond Market Index Fund, Institutional Shares	658,917	6,885,678

		92,492,439

TOTAL MUTUAL FUNDS (Cost $288,448,562)		249,596,173

TOTAL LONG-TERM INVESTMENTS (Cost $288,448,562)		249,596,173

TOTAL INVESTMENTS — 100.1% (Cost $288,448,562) (b)		249,596,173

Other Assets/(Liabilities) — (0.1)%		(246,998)

NET ASSETS — 100.0%		$249,349,175

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.5%
DFA Commodity Strategy Portfolio	607,581	$3,165,497
MassMutual Premier International Equity Fund, Class I (a)	802,031	8,421,325
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	689,691	8,021,105
MassMutual Select Blue Chip Growth Fund, Class I (a)	531,695	10,112,834
MassMutual Select Diversified Value Fund, Class I (a)	978,938	9,622,961
MassMutual Select Equity Opportunities Fund, Class I (a)	482,000	7,205,895
MassMutual Select Fundamental Growth Fund, Class I (a)	819,871	5,386,550
MassMutual Select Fundamental Value Fund, Class I (a)	980,359	8,793,824
MassMutual Select Growth Opportunities Fund, Class I (a)	433,381	3,666,400
MassMutual Select Mid Cap Growth Fund, Class I (a)	273,342	5,163,435
MassMutual Select Mid-Cap Value Fund, Class I (a)	486,366	4,994,981
MassMutual Select Overseas Fund, Class I (a)	2,343,504	16,943,531
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	191,889	2,385,185
MassMutual Select Small Cap Value Equity Fund, Class I (a)	337,131	3,256,682
MM Select Equity Asset Fund, Class I (a)	6,759,037	44,609,645
Oppenheimer Real Estate Fund, Class I (a)	354,876	7,988,258
Vanguard Developed Markets Index Fund, Institutional Shares	1,407,950	16,853,167
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	330,042	7,970,506
Vanguard Mid-Cap Index Fund, Institutional Shares	178,522	6,744,547
Vanguard Small-Cap Index Fund, Admiral Shares	60,202	3,806,582

		185,112,910

Fixed Income Funds — 15.6%
Barings Global Floating Rate Fund, Class Y (a)	59,243	537,338
MassMutual Premier Core Bond Fund, Class I (a)	718,045	7,446,126
MassMutual Premier High Yield Fund, Class I (a)	150,347	1,243,369

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	247,272	$2,435,629
MassMutual Premier Short-Duration Bond Fund, Class I (a)	575,941	5,724,858
MassMutual Select Strategic Bond Fund, Class I (a)	557,595	5,548,071
MassMutual Select Total Return Bond Fund, Class I (a)	587,162	5,554,551
Oppenheimer International Bond Fund, Class I (a)	433,442	2,318,914
Vanguard Long-Term Treasury Index Fund, Admiral Shares	34,579	867,942
Vanguard Total Bond Market Index Fund, Admiral Shares	239,171	2,499,341

		34,176,139

TOTAL MUTUAL FUNDS (Cost $263,443,868)		219,289,049

TOTAL LONG-TERM INVESTMENTS (Cost $263,443,868)		219,289,049

TOTAL INVESTMENTS — 100.1% (Cost $263,443,868) (b)		219,289,049

Other Assets/(Liabilities) — (0.1)%		(222,924)

NET ASSETS — 100.0%		$219,066,125

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 98.0%
DFA Commodity Strategy Portfolio	330,777	$1,723,351
MassMutual Premier International Equity Fund, Class I (a)	435,236	4,569,978
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	379,974	4,419,101
MassMutual Select Blue Chip Growth Fund, Class I (a)	294,956	5,610,067
MassMutual Select Diversified Value Fund, Class I (a)	543,090	5,338,579
MassMutual Select Equity Opportunities Fund, Class I (a)	266,865	3,989,630
MassMutual Select Fundamental Growth Fund, Class I (a)	451,637	2,967,253
MassMutual Select Fundamental Value Fund, Class I (a)	543,919	4,878,953
MassMutual Select Growth Opportunities Fund, Class I (a)	238,308	2,016,082
MassMutual Select Mid Cap Growth Fund, Class I (a)	150,268	2,838,565
MassMutual Select Mid-Cap Value Fund, Class I (a)	267,910	2,751,432
MassMutual Select Overseas Fund, Class I (a)	1,288,665	9,317,045
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	105,206	1,307,711
MassMutual Select Small Cap Value Equity Fund, Class I (a)	185,118	1,788,236
MM Select Equity Asset Fund, Class I (a)	3,749,879	24,749,199
Oppenheimer Real Estate Fund, Class I (a)	196,434	4,421,728
Vanguard Developed Markets Index Fund, Institutional Shares	796,225	9,530,807
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	142,026	4,510,762
Vanguard Mid-Cap Index Fund, Admiral Shares	22,315	3,816,721
Vanguard Small-Cap Index Fund, Admiral Shares	34,062	2,153,745

		102,698,945

Fixed Income Funds — 2.1%
Barings Global Floating Rate Fund, Class Y (a)	3,639	33,009
MassMutual Premier Core Bond Fund, Class I (a)	42,473	440,449
MassMutual Premier High Yield Fund, Class I (a)	8,969	74,171

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	31,557	$310,841
MassMutual Premier Short-Duration Bond Fund, Class I (a)	34,043	338,387
MassMutual Select Strategic Bond Fund, Class I (a)	32,940	327,752
MassMutual Select Total Return Bond Fund, Class I (a)	34,688	328,144
Oppenheimer International Bond Fund, Class I (a)	25,378	135,774
Vanguard Long-Term Treasury Index Fund, Admiral Shares	2,084	52,314
Vanguard Total Bond Market Index Fund, Admiral Shares	14,415	150,642

		2,191,483

TOTAL MUTUAL FUNDS (Cost $130,965,574)		104,890,428

TOTAL LONG-TERM INVESTMENTS (Cost $130,965,574)		104,890,428

TOTAL INVESTMENTS — 100.1% (Cost $130,965,574) (b)		104,890,428

Other Assets/(Liabilities) — (0.1)%		(126,556)

NET ASSETS — 100.0%		$104,763,872

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan In Retirement Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 33.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	118,863	$1,845,945
JPMorgan Realty Income Fund, Class R6	64,366	778,190
MassMutual Premier International Equity Fund, Class I (a)	141,915	1,490,104
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	79,207	921,180
MassMutual Select Blue Chip Growth Fund, Class I (a)	71,437	1,358,730
MassMutual Select Diversified Value Fund, Class I (a)	137,378	1,350,430
MassMutual Select Equity Opportunities Fund, Class I (a)	65,934	985,711
MassMutual Select Fundamental Growth Fund, Class I (a)	113,513	745,783
MassMutual Select Fundamental Value Fund, Class I (a)	136,387	1,223,388
MassMutual Select Growth Opportunities Fund, Class I (a)	58,210	492,460
MassMutual Select Mid Cap Growth Fund, Class I (a)	30,364	573,581
MassMutual Select Mid-Cap Value Fund, Class I (a)	54,982	564,667
MassMutual Select Overseas Fund, Class I (a)	411,902	2,978,053
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	25,912	322,087
MassMutual Select Small Cap Value Equity Fund, Class I (a)	44,727	432,063
MM Select Equity Asset Fund, Class I (a)	934,342	6,166,655
Vanguard Developed Markets Index Fund, Admiral Shares	92,194	1,102,642
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	28,890	917,545
Vanguard Mid-Cap Index Fund, Admiral Shares	2,825	483,240
Vanguard Real Estate Index Fund, Admiral Shares	7,325	774,403
Vanguard Small-Cap Index Fund, Admiral Shares	5,068	320,478

		25,827,335

Fixed Income Funds — 66.7%
Barings Global Floating Rate Fund, Class Y (a)	212,062	1,923,398
JPMorgan Emerging Markets Debt Fund, Class R6	125,220	944,163

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	124,364	$941,435
JPMorgan U.S. Government Money Market Fund, Class IM	5,871,020	5,871,020
MassMutual Premier Core Bond Fund, Class I (a)	1,478,068	15,327,560
MassMutual Premier High Yield Fund, Class I (a)	634,088	5,243,907
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	713,061	7,023,647
MassMutual Select Strategic Bond Fund, Class I (a)	521,411	5,188,035
MassMutual Select Total Return Bond Fund, Class I (a)	546,568	5,170,533
Vanguard Total Bond Market Index Fund, Admiral Shares	366,899	3,834,091

		51,467,789

TOTAL MUTUAL FUNDS (Cost $85,881,359)		77,295,124

TOTAL LONG-TERM INVESTMENTS (Cost $85,881,359)		77,295,124

TOTAL INVESTMENTS — 100.2% (Cost $85,881,359) (b)		77,295,124

Other Assets/(Liabilities) — (0.2)%		(116,391)

NET ASSETS — 100.0%		$77,178,733

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2010 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.3%
Equity Funds — 33.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	65,025	$1,009,840
JPMorgan Realty Income Fund, Class R6	35,514	429,359
MassMutual Premier International Equity Fund, Class I (a)	78,145	820,521
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	43,395	504,687
MassMutual Select Blue Chip Growth Fund, Class I (a)	39,172	745,054
MassMutual Select Diversified Value Fund, Class I (a)	76,163	748,686
MassMutual Select Equity Opportunities Fund, Class I (a)	36,478	545,342
MassMutual Select Fundamental Growth Fund, Class I (a)	62,652	411,623
MassMutual Select Fundamental Value Fund, Class I (a)	74,791	670,877
MassMutual Select Growth Opportunities Fund, Class I (a)	31,948	270,283
MassMutual Select Mid Cap Growth Fund, Class I (a)	16,668	314,857
MassMutual Select Mid-Cap Value Fund, Class I (a)	30,256	310,726
MassMutual Select Overseas Fund, Class I (a)	225,370	1,629,422
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	14,214	176,679
MassMutual Select Small Cap Value Equity Fund, Class I (a)	24,546	237,110
MM Select Equity Asset Fund, Class I (a)	512,359	3,381,569
Vanguard Developed Markets Index Fund, Admiral Shares	52,175	624,010
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	16,349	519,245
Vanguard Mid-Cap Index Fund, Admiral Shares	1,598	273,358
Vanguard Real Estate Index Fund, Admiral Shares	4,142	437,874
Vanguard Small-Cap Index Fund, Admiral Shares	2,868	181,319

		14,242,441

Fixed Income Funds — 66.8%
Barings Global Floating Rate Fund, Class Y (a)	119,957	1,088,009
JPMorgan Emerging Markets Debt Fund, Class R6	68,820	518,905

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	68,346	$517,377
JPMorgan U.S. Government Money Market Fund, Class IM	3,242,350	3,242,350
MassMutual Premier Core Bond Fund, Class I (a)	811,240	8,412,558
MassMutual Premier High Yield Fund, Class I (a)	348,241	2,879,957
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	395,637	3,897,020
MassMutual Select Strategic Bond Fund, Class I (a)	286,217	2,847,855
MassMutual Select Total Return Bond Fund, Class I (a)	299,991	2,837,917
Vanguard Total Bond Market Index Fund, Admiral Shares	207,546	2,168,860

		28,410,808

TOTAL MUTUAL FUNDS (Cost $47,313,913)		42,653,249

TOTAL LONG-TERM INVESTMENTS (Cost $47,313,913)		42,653,249

TOTAL INVESTMENTS — 100.3% (Cost $47,313,913) (b)		42,653,249

Other Assets/(Liabilities) — (0.3)%		(119,821)

NET ASSETS — 100.0%		$42,533,428

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2015 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 33.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	97,488	$1,513,990
JPMorgan Realty Income Fund, Class R6	53,072	641,636
MassMutual Premier International Equity Fund, Class I (a)	116,813	1,226,539
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	65,041	756,428
MassMutual Select Blue Chip Growth Fund, Class I (a)	58,708	1,116,627
MassMutual Select Diversified Value Fund, Class I (a)	113,524	1,115,942
MassMutual Select Equity Opportunities Fund, Class I (a)	54,371	812,850
MassMutual Select Fundamental Growth Fund, Class I (a)	93,606	614,994
MassMutual Select Fundamental Value Fund, Class I (a)	112,091	1,005,455
MassMutual Select Growth Opportunities Fund, Class I (a)	47,873	405,003
MassMutual Select Mid Cap Growth Fund, Class I (a)	24,976	471,797
MassMutual Select Mid-Cap Value Fund, Class I (a)	45,223	464,441
MassMutual Select Overseas Fund, Class I (a)	337,862	2,442,741
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	21,303	264,795
MassMutual Select Small Cap Value Equity Fund, Class I (a)	36,784	355,336
MM Select Equity Asset Fund, Class I (a)	767,899	5,068,135
Vanguard Developed Markets Index Fund, Admiral Shares	77,446	926,260
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	24,268	770,754
Vanguard Mid-Cap Index Fund, Admiral Shares	2,373	405,847
Vanguard Real Estate Index Fund, Admiral Shares	6,149	650,068
Vanguard Small-Cap Index Fund, Admiral Shares	4,257	269,157

		21,298,795

Fixed Income Funds — 66.7%
Barings Global Floating Rate Fund, Class Y (a)	178,075	1,615,138
JPMorgan Emerging Markets Debt Fund, Class R6	103,081	777,233

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	102,373	$774,960
JPMorgan U.S. Government Money Market Fund, Class IM	4,844,053	4,844,053
MassMutual Premier Core Bond Fund, Class I (a)	1,215,320	12,602,867
MassMutual Premier High Yield Fund, Class I (a)	521,706	4,314,507
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	589,615	5,807,707
MassMutual Select Strategic Bond Fund, Class I (a)	428,762	4,266,178
MassMutual Select Total Return Bond Fund, Class I (a)	449,417	4,251,486
Vanguard Total Bond Market Index Fund, Admiral Shares	308,100	3,219,649

		42,473,778

TOTAL MUTUAL FUNDS (Cost $70,699,761)		63,772,573

TOTAL LONG-TERM INVESTMENTS (Cost $70,699,761)		63,772,573

TOTAL INVESTMENTS — 100.2% (Cost $70,699,761) (b)		63,772,573

Other Assets/(Liabilities) — (0.2)%		(130,484)

NET ASSETS — 100.0%		$63,642,089

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2020 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 43.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	737,453	$11,452,637
JPMorgan Realty Income Fund, Class R6	389,325	4,706,939
MassMutual Premier International Equity Fund, Class I (a)	881,256	9,253,186
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	530,283	6,167,193
MassMutual Select Blue Chip Growth Fund, Class I (a)	428,066	8,141,822
MassMutual Select Diversified Value Fund, Class I (a)	829,960	8,158,505
MassMutual Select Equity Opportunities Fund, Class I (a)	397,809	5,947,248
MassMutual Select Fundamental Growth Fund, Class I (a)	682,620	4,484,816
MassMutual Select Fundamental Value Fund, Class I (a)	818,162	7,338,917
MassMutual Select Growth Opportunities Fund, Class I (a)	348,372	2,947,227
MassMutual Select Mid Cap Growth Fund, Class I (a)	182,280	3,443,263
MassMutual Select Mid-Cap Value Fund, Class I (a)	331,535	3,404,869
MassMutual Select Overseas Fund, Class I (a)	2,555,766	18,478,188
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	155,798	1,936,567
MassMutual Select Small Cap Value Equity Fund, Class I (a)	268,714	2,595,774
MM Select Equity Asset Fund, Class I (a)	5,603,536	36,983,340
Vanguard Developed Markets Index Fund, Institutional Shares	585,933	7,013,616
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	261,709	6,320,278
Vanguard Mid-Cap Index Fund, Admiral Shares	17,434	2,981,927
Vanguard Real Estate Index Fund, Institutional Shares	292,839	4,790,852
Vanguard Small-Cap Index Fund, Admiral Shares	31,330	1,980,992

		158,528,156

Fixed Income Funds — 57.1%
Barings Global Floating Rate Fund, Class Y (a)	664,115	6,023,526
JPMorgan Emerging Markets Debt Fund, Class R6	528,669	3,986,162

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	525,025	$3,974,438
JPMorgan U.S. Government Money Market Fund, Class IM	16,836,137	16,836,137
MassMutual Premier Core Bond Fund, Class I (a)	6,776,994	70,277,432
MassMutual Premier High Yield Fund, Class I (a)	2,766,927	22,882,489
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,169,946	21,373,965
MassMutual Select Strategic Bond Fund, Class I (a)	2,390,457	23,785,049
MassMutual Select Total Return Bond Fund, Class I (a)	2,505,578	23,702,768
Vanguard Total Bond Market Index Fund, Institutional Shares	1,722,260	17,997,616

		210,839,582

TOTAL MUTUAL FUNDS (Cost $414,123,254)		369,367,738

TOTAL LONG-TERM INVESTMENTS (Cost $414,123,254)		369,367,738

TOTAL INVESTMENTS — 100.1% (Cost $414,123,254) (b)		369,367,738

Other Assets/(Liabilities) — (0.1)%		(379,330)

NET ASSETS — 100.0%		$368,988,408

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2025 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 55.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	661,840	$10,278,370
JPMorgan Realty Income Fund, Class R6	345,166	4,173,054
MassMutual Premier International Equity Fund, Class I (a)	798,169	8,380,777
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	510,773	5,940,287
MassMutual Select Blue Chip Growth Fund, Class I (a)	376,855	7,167,790
MassMutual Select Diversified Value Fund, Class I (a)	726,585	7,142,334
MassMutual Select Equity Opportunities Fund, Class I (a)	348,086	5,203,888
MassMutual Select Fundamental Growth Fund, Class I (a)	599,941	3,941,613
MassMutual Select Fundamental Value Fund, Class I (a)	720,223	6,460,402
MassMutual Select Growth Opportunities Fund, Class I (a)	307,239	2,599,243
MassMutual Select Mid Cap Growth Fund, Class I (a)	162,239	3,064,700
MassMutual Select Mid-Cap Value Fund, Class I (a)	293,773	3,017,048
MassMutual Select Overseas Fund, Class I (a)	2,331,794	16,858,869
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	138,217	1,718,032
MassMutual Select Small Cap Value Equity Fund, Class I (a)	239,268	2,311,332
MM Select Equity Asset Fund, Class I (a)	4,931,048	32,544,920
Vanguard Developed Markets Index Fund, Institutional Shares	521,290	6,239,843
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	246,632	5,956,170
Vanguard Mid-Cap Index Fund, Admiral Shares	15,162	2,593,275
Vanguard Real Estate Index Fund, Admiral Shares	39,513	4,177,327
Vanguard Small-Cap Index Fund, Admiral Shares	27,151	1,716,740

		141,486,014

Fixed Income Funds — 44.7%
Barings Global Floating Rate Fund, Class Y (a)	113,213	1,026,837
JPMorgan Emerging Markets Debt Fund, Class R6	316,995	2,390,140

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	314,820	$2,383,187
JPMorgan U.S. Government Money Market Fund, Class IM	6,509,535	6,509,535
MassMutual Premier Core Bond Fund, Class I (a)	4,231,146	43,876,981
MassMutual Premier High Yield Fund, Class I (a)	1,658,606	13,716,674
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	370,212	3,646,585
MassMutual Select Strategic Bond Fund, Class I (a)	1,492,873	14,854,084
MassMutual Select Total Return Bond Fund, Class I (a)	1,564,813	14,803,132
Vanguard Total Bond Market Index Fund, Institutional Shares	1,057,586	11,051,774

		114,258,929

TOTAL MUTUAL FUNDS (Cost $292,824,495)		255,744,943

TOTAL LONG-TERM INVESTMENTS (Cost $292,824,495)		255,744,943

TOTAL INVESTMENTS — 100.1% (Cost $292,824,495) (b)		255,744,943

Other Assets/(Liabilities) — (0.1)%		(268,974)

NET ASSETS — 100.0%		$255,475,969

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2030 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 65.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	1,181,890	$18,354,748
JPMorgan Realty Income Fund, Class R6	724,977	8,764,969
MassMutual Premier International Equity Fund, Class I (a)	1,693,791	17,784,811
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,114,160	12,957,680
MassMutual Select Blue Chip Growth Fund, Class I (a)	786,291	14,955,259
MassMutual Select Diversified Value Fund, Class I (a)	1,518,406	14,925,927
MassMutual Select Equity Opportunities Fund, Class I (a)	728,343	10,888,730
MassMutual Select Fundamental Growth Fund, Class I (a)	1,252,539	8,229,183
MassMutual Select Fundamental Value Fund, Class I (a)	1,502,453	13,477,007
MassMutual Select Growth Opportunities Fund, Class I (a)	642,857	5,438,569
MassMutual Select Mid Cap Growth Fund, Class I (a)	339,492	6,413,000
MassMutual Select Mid-Cap Value Fund, Class I (a)	614,687	6,312,832
MassMutual Select Overseas Fund, Class I (a)	5,412,123	39,129,650
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	290,749	3,614,010
MassMutual Select Small Cap Value Equity Fund, Class I (a)	501,395	4,843,474
MM Select Equity Asset Fund, Class I (a)	10,289,976	67,913,842
Vanguard Developed Markets Index Fund, Institutional Shares	1,114,714	13,343,124
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	542,219	13,094,590
Vanguard Mid-Cap Index Fund, Institutional Shares	145,122	5,482,691
Vanguard Real Estate Index Fund, Institutional Shares	540,289	8,839,133
Vanguard Small-Cap Index Fund, Admiral Shares	57,507	3,636,193

		298,399,422

Fixed Income Funds — 34.6%
JPMorgan Emerging Markets Debt Fund, Class R6	412,827	3,112,719
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	409,982	3,103,565

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	11,671,781	$11,671,781
MassMutual Premier Core Bond Fund, Class I (a)	6,011,545	62,339,725
MassMutual Premier High Yield Fund, Class I (a)	2,384,345	19,718,535
MassMutual Select Strategic Bond Fund, Class I (a)	2,119,453	21,088,558
MassMutual Select Total Return Bond Fund, Class I (a)	2,221,496	21,015,348
Vanguard Total Bond Market Index Fund, Institutional Shares	1,513,978	15,821,069

		157,871,300

TOTAL MUTUAL FUNDS (Cost $529,670,133)		456,270,722

TOTAL LONG-TERM INVESTMENTS (Cost $529,670,133)		456,270,722

TOTAL INVESTMENTS — 100.1% (Cost $529,670,133) (b)		456,270,722

Other Assets/(Liabilities) — (0.1)%		(420,965)

NET ASSETS — 100.0%		$455,849,757

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2035 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 72.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	529,462	$8,222,549
JPMorgan Realty Income Fund, Class R6	363,887	4,399,389
MassMutual Premier International Equity Fund, Class I (a)	804,976	8,452,244
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	460,650	5,357,356
MassMutual Select Blue Chip Growth Fund, Class I (a)	401,240	7,631,589
MassMutual Select Diversified Value Fund, Class I (a)	774,700	7,615,300
MassMutual Select Equity Opportunities Fund, Class I (a)	371,477	5,553,578
MassMutual Select Fundamental Growth Fund, Class I (a)	638,172	4,192,791
MassMutual Select Fundamental Value Fund, Class I (a)	766,893	6,879,028
MassMutual Select Growth Opportunities Fund, Class I (a)	327,973	2,774,648
MassMutual Select Mid Cap Growth Fund, Class I (a)	170,589	3,222,427
MassMutual Select Mid-Cap Value Fund, Class I (a)	308,873	3,172,122
MassMutual Select Overseas Fund, Class I (a)	2,650,808	19,165,339
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	145,963	1,814,324
MassMutual Select Small Cap Value Equity Fund, Class I (a)	251,995	2,434,270
MM Select Equity Asset Fund, Class I (a)	5,251,133	34,657,481
Vanguard Developed Markets Index Fund, Institutional Shares	526,660	6,304,125
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	222,254	5,367,427
Vanguard Mid-Cap Index Fund, Admiral Shares	16,012	2,738,685
Vanguard Real Estate Index Fund, Admiral Shares	41,742	4,412,964
Vanguard Small-Cap Index Fund, Admiral Shares	28,723	1,816,145

		146,183,781

Fixed Income Funds — 28.1%
JPMorgan Emerging Markets Debt Fund, Class R6	27,294	205,800
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	27,107	205,204

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	10,437,636	$10,437,636
MassMutual Premier Core Bond Fund, Class I (a)	1,921,213	19,922,980
MassMutual Premier High Yield Fund, Class I (a)	953,207	7,883,019
MassMutual Select Strategic Bond Fund, Class I (a)	670,055	6,667,052
MassMutual Select Total Return Bond Fund, Class I (a)	702,332	6,644,061
Vanguard Total Bond Market Index Fund, Admiral Shares	480,805	5,024,417

		56,990,169

TOTAL MUTUAL FUNDS (Cost $240,713,142)		203,173,950

TOTAL LONG-TERM INVESTMENTS (Cost $240,713,142)		203,173,950

TOTAL INVESTMENTS — 100.1% (Cost $240,713,142) (b)		203,173,950

Other Assets/(Liabilities) — (0.1)%		(231,696)

NET ASSETS — 100.0%		$202,942,254

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2040 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 79.2%
JPMorgan International Research Enhanced Equity Fund, Class R6	741,070	$11,508,811
JPMorgan Realty Income Fund, Class R6	556,164	6,724,020
MassMutual Premier International Equity Fund, Class I (a)	1,242,912	13,050,574
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	731,173	8,503,538
MassMutual Select Blue Chip Growth Fund, Class I (a)	611,389	11,628,624
MassMutual Select Diversified Value Fund, Class I (a)	1,177,399	11,573,832
MassMutual Select Equity Opportunities Fund, Class I (a)	564,323	8,436,622
MassMutual Select Fundamental Growth Fund, Class I (a)	973,267	6,394,367
MassMutual Select Fundamental Value Fund, Class I (a)	1,168,388	10,480,438
MassMutual Select Growth Opportunities Fund, Class I (a)	499,019	4,221,703
MassMutual Select Mid Cap Growth Fund, Class I (a)	261,075	4,931,699
MassMutual Select Mid-Cap Value Fund, Class I (a)	472,725	4,854,888
MassMutual Select Overseas Fund, Class I (a)	4,261,646	30,811,702
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	222,082	2,760,479
MassMutual Select Small Cap Value Equity Fund, Class I (a)	384,921	3,718,340
MM Select Equity Asset Fund, Class I (a)	8,002,581	52,817,033
Vanguard Developed Markets Index Fund, Institutional Shares	813,479	9,737,345
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	353,898	8,546,649
Vanguard Mid-Cap Index Fund, Admiral Shares	24,515	4,193,038
Vanguard Real Estate Index Fund, Institutional Shares	412,504	6,748,560
Vanguard Small-Cap Index Fund, Admiral Shares	43,827	2,771,178

		224,413,440

Fixed Income Funds — 20.9%
JPMorgan Emerging Markets Debt Fund, Class R6	38,697	291,775
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	38,431	290,919

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	14,584,041	$14,584,041
MassMutual Premier Core Bond Fund, Class I (a)	1,712,158	17,755,076
MassMutual Premier High Yield Fund, Class I (a)	1,241,660	10,268,526
MassMutual Select Strategic Bond Fund, Class I (a)	582,942	5,800,273
MassMutual Select Total Return Bond Fund, Class I (a)	611,015	5,780,197
Vanguard Total Bond Market Index Fund, Admiral Shares	428,022	4,472,834

		59,243,641

TOTAL MUTUAL FUNDS (Cost $339,148,831)		283,657,081

TOTAL LONG-TERM INVESTMENTS (Cost $339,148,831)		283,657,081

TOTAL INVESTMENTS — 100.1% (Cost $339,148,831) (b)		283,657,081

Other Assets/(Liabilities) — (0.1)%		(254,448)

NET ASSETS — 100.0%		$283,402,633

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2045 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.1%
JPMorgan International Research Enhanced Equity Fund, Class R6	319,486	$4,961,622
JPMorgan Realty Income Fund, Class R6	245,358	2,966,376
MassMutual Premier International Equity Fund, Class I (a)	550,776	5,783,146
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	327,946	3,814,008
MassMutual Select Blue Chip Growth Fund, Class I (a)	272,146	5,176,211
MassMutual Select Diversified Value Fund, Class I (a)	519,495	5,106,639
MassMutual Select Equity Opportunities Fund, Class I (a)	248,997	3,722,499
MassMutual Select Fundamental Growth Fund, Class I (a)	429,467	2,821,601
MassMutual Select Fundamental Value Fund, Class I (a)	520,102	4,665,315
MassMutual Select Growth Opportunities Fund, Class I (a)	220,721	1,867,302
MassMutual Select Mid Cap Growth Fund, Class I (a)	115,470	2,181,228
MassMutual Select Mid-Cap Value Fund, Class I (a)	208,584	2,142,155
MassMutual Select Overseas Fund, Class I (a)	1,929,812	13,952,543
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	98,969	1,230,183
MassMutual Select Small Cap Value Equity Fund, Class I (a)	170,232	1,644,440
MM Select Equity Asset Fund, Class I (a)	3,560,297	23,497,963
Vanguard Developed Markets Index Fund, Admiral Shares	362,060	4,330,242
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	120,732	3,834,449
Vanguard Mid-Cap Index Fund, Admiral Shares	10,839	1,853,915
Vanguard Real Estate Index Fund, Admiral Shares	28,216	2,982,997
Vanguard Small-Cap Index Fund, Admiral Shares	19,477	1,231,518

		99,766,352

Fixed Income Funds — 18.0%
JPMorgan Emerging Markets Debt Fund, Class R6	16,629	125,386
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	16,515	125,016

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	6,230,861	$6,230,861
MassMutual Premier Core Bond Fund, Class I (a)	568,607	5,896,453
MassMutual Premier High Yield Fund, Class I (a)	517,031	4,275,844
MassMutual Select Strategic Bond Fund, Class I (a)	190,215	1,892,643
MassMutual Select Total Return Bond Fund, Class I (a)	199,382	1,886,150
Vanguard Total Bond Market Index Fund, Admiral Shares	141,214	1,475,683

		21,908,036

TOTAL MUTUAL FUNDS (Cost $147,223,165)		121,674,388

TOTAL LONG-TERM INVESTMENTS (Cost $147,223,165)		121,674,388

TOTAL INVESTMENTS — 100.1% (Cost $147,223,165) (b)		121,674,388

Other Assets/(Liabilities) — (0.1)%		(164,578)

NET ASSETS — 100.0%		$121,509,810

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2050 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.1%
JPMorgan International Research Enhanced Equity Fund, Class R6	425,512	$6,608,198
JPMorgan Realty Income Fund, Class R6	327,963	3,965,074
MassMutual Premier International Equity Fund, Class I (a)	737,298	7,741,633
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	437,974	5,093,637
MassMutual Select Blue Chip Growth Fund, Class I (a)	361,813	6,881,686
MassMutual Select Diversified Value Fund, Class I (a)	694,040	6,822,410
MassMutual Select Equity Opportunities Fund, Class I (a)	332,649	4,973,107
MassMutual Select Fundamental Growth Fund, Class I (a)	573,856	3,770,234
MassMutual Select Fundamental Value Fund, Class I (a)	691,485	6,202,621
MassMutual Select Growth Opportunities Fund, Class I (a)	294,299	2,489,771
MassMutual Select Mid Cap Growth Fund, Class I (a)	153,957	2,908,249
MassMutual Select Mid-Cap Value Fund, Class I (a)	278,787	2,863,143
MassMutual Select Overseas Fund, Class I (a)	2,570,088	18,581,733
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	131,661	1,636,544
MassMutual Select Small Cap Value Equity Fund, Class I (a)	227,000	2,192,817
MM Select Equity Asset Fund, Class I (a)	4,733,266	31,239,554
Vanguard Developed Markets Index Fund, Institutional Shares	476,366	5,702,101
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	209,210	5,052,418
Vanguard Mid-Cap Index Fund, Admiral Shares	14,285	2,443,231
Vanguard Real Estate Index Fund, Admiral Shares	37,193	3,932,041
Vanguard Small-Cap Index Fund, Admiral Shares	25,668	1,622,978

		132,723,180

Fixed Income Funds — 18.0%
JPMorgan Emerging Markets Debt Fund, Class R6	22,093	166,580
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	21,941	166,093

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	8,317,302	$8,317,302
MassMutual Premier Core Bond Fund, Class I (a)	754,936	7,828,687
MassMutual Premier High Yield Fund, Class I (a)	688,987	5,697,920
MassMutual Select Strategic Bond Fund, Class I (a)	252,539	2,512,765
MassMutual Select Total Return Bond Fund, Class I (a)	264,712	2,504,175
Vanguard Total Bond Market Index Fund, Admiral Shares	186,113	1,944,879

		29,138,401

TOTAL MUTUAL FUNDS (Cost $196,279,913)		161,861,581

TOTAL LONG-TERM INVESTMENTS (Cost $196,279,913)		161,861,581

TOTAL INVESTMENTS — 100.1% (Cost $196,279,913) (b)		161,861,581

Other Assets/(Liabilities) — (0.1)%		(144,434)

NET ASSETS — 100.0%		$161,717,147

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2055 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 82.2%
JPMorgan International Research Enhanced Equity Fund, Class R6	133,511	$2,073,424
JPMorgan Realty Income Fund, Class R6	102,963	1,244,820
MassMutual Premier International Equity Fund, Class I (a)	231,426	2,429,974
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	137,791	1,602,513
MassMutual Select Blue Chip Growth Fund, Class I (a)	113,446	2,157,735
MassMutual Select Diversified Value Fund, Class I (a)	217,431	2,137,346
MassMutual Select Equity Opportunities Fund, Class I (a)	104,449	1,561,507
MassMutual Select Fundamental Growth Fund, Class I (a)	180,502	1,185,900
MassMutual Select Fundamental Value Fund, Class I (a)	216,827	1,944,941
MassMutual Select Growth Opportunities Fund, Class I (a)	92,567	783,114
MassMutual Select Mid Cap Growth Fund, Class I (a)	48,426	914,760
MassMutual Select Mid-Cap Value Fund, Class I (a)	87,698	900,658
MassMutual Select Overseas Fund, Class I (a)	806,436	5,830,529
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	41,504	515,894
MassMutual Select Small Cap Value Equity Fund, Class I (a)	71,559	691,256
MM Select Equity Asset Fund, Class I (a)	1,484,151	9,795,399
Vanguard Developed Markets Index Fund, Admiral Shares	149,448	1,787,401
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	49,836	1,582,782
Vanguard Mid-Cap Index Fund, Admiral Shares	4,475	765,412
Vanguard Real Estate Index Fund, Admiral Shares	11,655	1,232,134
Vanguard Small-Cap Index Fund, Admiral Shares	8,041	508,438

		41,645,937

Fixed Income Funds — 18.0%
JPMorgan Emerging Markets Debt Fund, Class R6	6,964	52,505
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	6,916	52,352

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	2,599,711	$2,599,711
MassMutual Premier Core Bond Fund, Class I (a)	237,033	2,458,032
MassMutual Premier High Yield Fund, Class I (a)	217,066	1,795,138
MassMutual Select Strategic Bond Fund, Class I (a)	79,291	788,943
MassMutual Select Total Return Bond Fund, Class I (a)	83,113	786,251
Vanguard Total Bond Market Index Fund, Admiral Shares	58,309	609,330

		9,142,262

TOTAL MUTUAL FUNDS (Cost $62,160,163)		50,788,199

TOTAL LONG-TERM INVESTMENTS (Cost $62,160,163)		50,788,199

TOTAL INVESTMENTS — 100.2% (Cost $62,160,163) (b)		50,788,199

Other Assets/(Liabilities) — (0.2)%		(91,498)

NET ASSETS — 100.0%		$50,696,701

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART by JPMorgan 2060 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 82.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	30,245	$469,709
JPMorgan Realty Income Fund, Class R6	23,527	284,441
MassMutual Premier International Equity Fund, Class I (a)	51,953	545,510
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	31,004	360,580
MassMutual Select Blue Chip Growth Fund, Class I (a)	26,098	496,384
MassMutual Select Diversified Value Fund, Class I (a)	49,601	487,579
MassMutual Select Equity Opportunities Fund, Class I (a)	23,801	355,819
MassMutual Select Fundamental Growth Fund, Class I (a)	41,177	270,531
MassMutual Select Fundamental Value Fund, Class I (a)	49,983	448,343
MassMutual Select Growth Opportunities Fund, Class I (a)	21,050	178,087
MassMutual Select Mid Cap Growth Fund, Class I (a)	11,043	208,598
MassMutual Select Mid-Cap Value Fund, Class I (a)	20,015	205,551
MassMutual Select Overseas Fund, Class I (a)	183,061	1,323,530
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	9,402	116,862
MassMutual Select Small Cap Value Equity Fund, Class I (a)	16,279	157,259
MM Select Equity Asset Fund, Class I (a)	341,909	2,256,601
Vanguard Developed Markets Index Fund, Admiral Shares	39,595	473,558
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	13,204	419,343
Vanguard Mid-Cap Index Fund, Admiral Shares	1,186	202,779
Vanguard Real Estate Index Fund, Admiral Shares	3,087	326,390
Vanguard Small-Cap Index Fund, Admiral Shares	2,130	134,700

		9,722,154

Fixed Income Funds — 18.2%
JPMorgan Emerging Markets Debt Fund, Class R6	1,628	12,275
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	1,617	12,237

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	604,716	$604,716
MassMutual Premier Core Bond Fund, Class I (a)	55,594	576,514
MassMutual Premier High Yield Fund, Class I (a)	50,201	415,160
MassMutual Select Strategic Bond Fund, Class I (a)	18,608	185,148
MassMutual Select Total Return Bond Fund, Class I (a)	19,498	184,454
Vanguard Total Bond Market Index Fund, Admiral Shares	15,447	161,423

		2,151,927

TOTAL MUTUAL FUNDS (Cost $14,310,622)		11,874,081

TOTAL LONG-TERM INVESTMENTS (Cost $14,310,622)		11,874,081

TOTAL INVESTMENTS — 100.2% (Cost $14,310,622) (b)		11,874,081

Other Assets/(Liabilities) — (0.2)%		(26,266)

NET ASSETS — 100.0%		$11,847,815

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 2.2%
Chemicals — 2.0%
Celanese Corp.	12,060	$1,085,038
DowDuPont, Inc.	88,940	4,756,511
Eastman Chemical Co.	26,970	1,971,777
Linde PLC	4,830	753,673

		8,566,999

Forest Products & Paper — 0.0%
Quintis Ltd. (a) (b)	4,682	973

Mining — 0.2%
Agnico Eagle Mines Ltd.	13	525
Barrick Gold Corp.	58	783
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	3,141	-
Franco-Nevada Corp.	11	771
Freeport-McMoRan, Inc.	38,860	400,647
Goldcorp, Inc.	29	284
Newmont Mining Corp.	9,470	328,136
Wheaton Precious Metals Corp.	45	878

		732,024

		9,299,996

Communications — 14.1%
Internet — 8.7%
Alphabet, Inc. Class A (a)	7,240	7,565,510
Alphabet, Inc. Class C (a)	7,020	7,269,982
Amazon.com, Inc. (a)	8,990	13,502,710
Booking Holdings, Inc. (a)	490	843,986
Expedia Group, Inc.	13,990	1,575,973
Facebook, Inc. Class A (a)	25,730	3,372,946
Netflix, Inc. (a)	10,066	2,694,266

		36,825,373

Media — 3.0%
Charter Communications, Inc. Class A (a)	10,030	2,858,249
Comcast Corp. Class A	113,270	3,856,844
Discovery, Inc. Class A (a)	31,584	781,388
DISH Network Corp. Class A (a)	11,830	295,395
Shaw Communications, Inc. Class B	30	543
Storytel Ag Common Stock Sek.5 (a)	278	2,842
The Walt Disney Co.	44,690	4,900,258

		12,695,519

Telecommunications — 2.4%
AT&T, Inc.	46,910	1,338,811
Cisco Systems, Inc.	28,250	1,224,072
Motorola Solutions, Inc.	2,040	234,682
T-Mobile US, Inc. (a)	29,870	1,900,031
Telus Corp.	3,187	105,634

	Number of Shares	Value
Verizon Communications, Inc.	95,290	$5,357,204

		10,160,434

		59,681,326

Consumer, Cyclical — 8.2%
Airlines — 0.5%
Delta Air Lines, Inc.	29,120	1,453,088
Eva Airways Corp.	1,442	742
United Continental Holdings, Inc. (a)	4,820	403,579

		1,857,409

Apparel — 0.4%
Puma SE	109	53,327
PVH Corp.	15,330	1,424,923

		1,478,250

Auto Manufacturers — 0.6%
Ford Motor Co.	97,940	749,241
PACCAR, Inc.	33,122	1,892,591

		2,641,832

Auto Parts & Equipment — 0.4%
Aptiv PLC	7,740	476,552
BorgWarner, Inc.	8,800	305,712
Magna International, Inc.	22,910	1,041,260

		1,823,524

Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	11,660	437,483

Home Builders — 0.2%
Lennar Corp. Class A	24,610	963,482

Home Furnishing — 0.0%
Midea Group Co. Ltd.	700	3,780

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.	4,280	418,541

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	18,370	1,318,966

Retail — 5.6%
Advance Auto Parts, Inc.	5,430	855,008
AutoZone, Inc. (a)	4,040	3,386,894
Best Buy Co., Inc.	26,080	1,381,197
Dollar General Corp.	22,860	2,470,709
Dollar Tree, Inc. (a)	9,020	814,686
FF Group (a) (b)	294	1,617
The Home Depot, Inc.	29,670	5,097,899
Lowe’s Cos., Inc.	18,850	1,740,986
Macy’s, Inc.	20,180	600,960
O’Reilly Automotive, Inc. (a)	5,780	1,990,227
Ross Stores, Inc.	40,360	3,357,952
Yum! Brands, Inc.	22,690	2,085,665

		23,783,800

		34,727,067

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.2%
Agriculture — 1.3%
Altria Group, Inc.	32,250	$1,592,827
Philip Morris International, Inc.	57,960	3,869,410
Vector Group Ltd.	78	759

		5,462,996

Beverages — 2.8%
The Coca-Cola Co.	111,620	5,285,207
Constellation Brands, Inc. Class A	1,390	223,540
Molson Coors Brewing Co. Class B	30,760	1,727,482
PepsiCo, Inc.	42,780	4,726,334

		11,962,563

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	12,290	1,196,554
Amgen, Inc.	5,880	1,144,660
Biogen, Inc. (a)	5,950	1,790,474
Celgene Corp. (a)	19,760	1,266,418
Gilead Sciences, Inc.	30,700	1,920,285
Illumina, Inc. (a)	2,980	893,791
Vertex Pharmaceuticals, Inc. (a)	11,050	1,831,096

		10,043,278

Commercial Services — 1.9%
Automatic Data Processing, Inc.	30,770	4,034,563
Cintas Corp.	1,190	199,908
H&R Block, Inc.	8,090	205,243
PayPal Holdings, Inc. (a)	41,359	3,477,878
United Rentals, Inc. (a)	1,270	130,213

		8,047,805

Cosmetics & Personal Care — 0.9%
The Estee Lauder Cos., Inc. Class A	10,880	1,415,488
The Procter & Gamble Co.	24,150	2,219,868

		3,635,356

Foods — 0.9%
Mondelez International, Inc. Class A	95,460	3,821,264

Health Care – Products — 3.8%
Becton, Dickinson & Co.	5,830	1,313,616
Boston Scientific Corp. (a)	120,480	4,257,763
Danaher Corp.	11,840	1,220,941
Intuitive Surgical, Inc. (a)	1,600	766,272
Medtronic PLC	44,440	4,042,262
Thermo Fisher Scientific, Inc.	7,750	1,734,372
Zimmer Biomet Holdings, Inc.	27,650	2,867,858

		16,203,084

Health Care – Services — 2.1%
Anthem, Inc.	8,840	2,321,649
Town Health International Medical Group Ltd. (a) (b)	62,000	5,463
UnitedHealth Group, Inc.	27,020	6,731,223

		9,058,335

	Number of Shares	Value
Household Products & Wares — 0.1%
Avery Dennison Corp.	5,940	$533,590

Pharmaceuticals — 7.0%
AbbVie, Inc.	11,320	1,043,591
Allergan PLC	8,350	1,116,061
Bristol-Myers Squibb Co.	27,630	1,436,207
Cigna Corp. (a)	20,450	3,883,864
CVS Health Corp.	28,110	1,841,767
Eli Lilly & Co.	28,600	3,309,592
Johnson & Johnson	41,080	5,301,374
Merck & Co., Inc.	59,350	4,534,934
Mylan NV (a)	10,460	286,604
Nektar Therapeutics (a)	3,780	124,249
Pfizer, Inc.	153,830	6,714,679
Zoetis, Inc.	2,620	224,115

		29,817,037

		98,585,308

Energy — 5.3%
Energy – Alternate Sources — 0.0%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	-
Xinyi Solar Holdings Ltd.	1,490	521

		521

Oil & Gas — 5.0%
Brightoil Petroleum Holdings Ltd. (a) (b)	52,000	9,961
Chevron Corp.	52,810	5,745,200
Concho Resources, Inc. (a)	4,580	470,778
Diamondback Energy, Inc.	18,690	1,732,563
EOG Resources, Inc.	35,880	3,129,095
Exxon Mobil Corp.	26,980	1,839,766
Marathon Petroleum Corp.	49,960	2,948,139
Occidental Petroleum Corp.	40,350	2,476,683
Parsley Energy, Inc. Class A (a)	11,720	187,286
Pioneer Natural Resources Co.	18,150	2,387,088

		20,926,559

Pipelines — 0.3%
ONEOK, Inc.	25,760	1,389,752

		22,316,832

Financial — 17.0%
Banks — 6.2%
Arrow Financial Corp.	5	160
Bank of America Corp.	265,570	6,543,645
The Bank of New York Mellon Corp.	8,680	408,568
Chang Hwa Commercial Bank Ltd.	2,646	1,474
Citigroup, Inc.	75,810	3,946,669
Citizens Financial Group, Inc.	15,920	473,302
The Goldman Sachs Group, Inc.	7,790	1,301,319
Huntington Bancshares, Inc.	50,270	599,218
KeyCorp	138,190	2,042,448

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	91,940	$3,645,421
Oversea-Chinese Banking Corp. Ltd.	1,074	8,822
Regions Financial Corp.	46,440	621,367
State Street Corp.	8,550	539,249
Summit Financial Group, Inc.	1	19
SunTrust Banks, Inc.	36,730	1,852,661
Taiwan Business Bank	1,749	586
Wells Fargo & Co.	94,530	4,355,942

		26,340,870

Diversified Financial Services — 4.5%
Alliance Data Systems Corp.	4,170	625,834
American Express Co.	6,710	639,597
Capital One Financial Corp.	35,130	2,655,477
The Charles Schwab Corp.	41,760	1,734,293
CME Group, Inc.	7,130	1,341,296
Convoy Global Holdings Ltd. (a) (b)	42,000	896
First Financial Holding Co. Ltd.	1,295	840
Hong Kong Exchanges & Clearing Ltd.	341	9,786
Hua Nan Financial Holdings Co. Ltd.	4,081	2,316
Intercontinental Exchange, Inc.	27,170	2,046,716
Mastercard, Inc. Class A	6,640	1,252,636
SinoPac Financial Holdings Co. Ltd.	2,835	944
T. Rowe Price Group, Inc.	19,660	1,815,011
Taishin Financial Holding Co. Ltd.	5,521	2,334
Taiwan Cooperative Financial Holding Co. Ltd.	3,429	1,962
TD Ameritrade Holding Corp.	30,780	1,506,989
Visa, Inc. Class A	42,140	5,559,951

		19,196,878

Energy-Alternate Sources — 0.0%
China Everbright International Ltd.	12,222	10,876

Insurance — 4.1%
Aegon NV	779	3,621
The Allstate Corp.	7,090	585,847
American International Group, Inc.	58,060	2,288,145
Berkshire Hathaway, Inc. Class B (a)	35,730	7,295,351
Everest Re Group Ltd.	2,690	585,774
The Hartford Financial Services Group, Inc.	35,960	1,598,422
Lincoln National Corp.	25,310	1,298,656
Marsh & McLennan Cos., Inc.	7,350	586,163
MetLife, Inc.	53,170	2,183,160
Principal Financial Group, Inc.	9,740	430,216
Prudential Financial, Inc.	9,420	768,201

		17,623,556

Real Estate — 0.0%
Brack Capital Properties NV (a)	-	33

Real Estate Investment Trusts (REITS) — 2.2%
AvalonBay Communities, Inc.	11,090	1,930,214
Digital Realty Trust, Inc.	3,090	329,240

	Number of Shares	Value
Equinix, Inc.	1,760	$620,506
Equity Residential	8,280	546,563
Federal Realty Investment Trust	7,540	890,022
Host Hotels & Resorts, Inc.	33,860	564,446
InterRent REIT	1	10
NexPoint Residential Trust, Inc.	1	35
Prologis, Inc.	38,400	2,254,848
Ventas, Inc.	9,950	582,970
Vornado Realty Trust	24,080	1,493,682

		9,212,536

		72,384,749

Industrial — 8.7%
Aerospace & Defense — 2.0%
The Boeing Co.	5,550	1,789,875
General Dynamics Corp.	20,600	3,238,526
Northrop Grumman Corp.	6,010	1,471,849
United Technologies Corp.	18,730	1,994,370

		8,494,620

Building Materials — 0.3%
Masco Corp.	45,910	1,342,408

Electronics — 1.3%
Agilent Technologies, Inc.	6,470	436,466
Honeywell International, Inc.	33,090	4,371,851
TE Connectivity Ltd.	6,750	510,503

		5,318,820

Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b)	40,000	1,788

Hand & Machine Tools — 0.7%
Snap-on, Inc.	9,270	1,346,838
Stanley Black & Decker, Inc.	14,920	1,786,521

		3,133,359

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	19,490	2,476,594

Machinery – Diversified — 0.5%
Cummins, Inc.	9,240	1,234,834
Deere & Co.	5,990	893,528

		2,128,362

Manufacturing — 0.0%
Hiwin Technologies Corp.	91	644

Miscellaneous – Manufacturing — 1.0%
Eaton Corp. PLC	40,220	2,761,505
Ingersoll-Rand PLC	17,520	1,598,350

		4,359,855

Packaging & Containers — 0.3%
Packaging Corp. of America	2,590	216,162
WestRock Co.	27,620	1,042,931

		1,259,093

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.0%
Evergreen Marine Corp. Taiwan Ltd.	1,169	$453
Norfolk Southern Corp.	24,730	3,698,124
Union Pacific Corp.	34,590	4,781,376

		8,479,953

		36,995,496

Technology — 16.5%
Computers — 4.2%
Accenture PLC Class A	3,420	482,254
Apple, Inc.	89,750	14,157,165
Gemalto NV (a)	860	49,909
Hewlett Packard Enterprise Co.	120,200	1,587,842
HP, Inc.	67,230	1,375,526

		17,652,696

Semiconductors — 3.9%
Analog Devices, Inc.	53,150	4,561,864
Broadcom, Inc.	10,240	2,603,827
Intel Corp.	18,790	881,815
Macronix International	500	293
Microchip Technology, Inc.	4,140	297,749
Micron Technology, Inc. (a)	9,300	295,089
NVIDIA Corp.	21,270	2,839,545
Texas Instruments, Inc.	55,290	5,224,905

		16,705,087

Software — 8.4%
Adobe, Inc. (a)	11,416	2,582,756
Electronic Arts, Inc. (a)	21,300	1,680,783
Fidelity National Information Services, Inc.	25,440	2,608,872
First Data Corp. Class A (a)	19,460	329,069
Microsoft Corp.	190,670	19,366,352
Oracle Corp.	64,510	2,912,626
salesforce.com, Inc. (a)	33,920	4,646,022
Workday, Inc. Class A (a)	8,590	1,371,651

		35,498,131

		69,855,914

Utilities — 3.3%
Electric — 3.3%
Ameren Corp.	8,740	570,110
Evergy, Inc.	5,780	328,131
Exelon Corp.	68,860	3,105,586
NextEra Energy, Inc.	25,310	4,399,384
PG&E Corp. (a)	5,720	135,850
Public Service Enterprise Group, Inc.	9,710	505,406
Sempra Energy	19,450	2,104,295
Xcel Energy, Inc.	58,480	2,881,310

		14,030,072

	Number of Shares	Value

TOTAL COMMON STOCK (Cost $429,825,284)		$417,876,760

TOTAL EQUITIES (Cost $429,825,284)		417,876,760

WARRANTS — 0.0%
Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25 (a) (b)	11,608	45

Transportation — 0.0%
BTS W4 WTS, Expires 8/01/19 (a)	8,811	114

		159

Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23 (a) (b) (c)	14,640	-

TOTAL WARRANTS (Cost $0)		159

RIGHTS — 0.0%
Basic Materials — 0.0%
Chemicals — 0.0%
A. Schulman, Inc. CVR (a) (b) (c)	427	854

Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS (Cost $846)		4,697

TOTAL LONG-TERM INVESTMENTS (Cost $429,826,130)		417,881,616

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (d)	$6,793,461	6,793,461

TOTAL SHORT-TERM INVESTMENTS (Cost $6,793,461)		6,793,461

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 100.1% (Cost $436,619,591) (e)	$424,675,077

Other Assets/(Liabilities) — (0.1)%	(301,777)

NET ASSETS — 100.0%	$424,373,300

Abbreviation Legend

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $25,440 or 0.01% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)

Maturity value of $6,793,933. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $6,933,436.

(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E-Mini Index	3/15/19	55	$6,849,599	$39,701

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.4%

BANK LOANS — 1.8%
Advertising — 0.0%
ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 1 mo. LIBOR + 3.500% 6.022% VRN 9/26/24	$169,307	$160,843

Aerospace & Defense — 0.0%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.270% VRN 7/07/22	169,126	166,800

Auto Parts & Equipment — 0.1%
Altra Industrial Motion Corp., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.522% VRN 10/01/25	157,612	149,337
American Axle and Manufacturing, Inc.
Term Loan B, 1 mo. LIBOR + 2.250% 4.760% VRN 4/06/24	156,214	147,427
Term Loan B, 3 mo. LIBOR + 2.250% 4.740% VRN 4/06/24	106,096	100,128
PQ Corp., 2018 Term Loan B, 3 mo. LIBOR + 2.500% 5.027% VRN 2/08/25	385,019	363,843

		760,735

Chemicals — 0.0%
H.B. Fuller Co., 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.470% VRN 10/20/24	157,195	147,528

Commercial Services — 0.1%
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.272% VRN 5/02/22	134,322	127,741
Trans Union, LLC, 2018 Term Loan B4, 1 mo. LIBOR + 2.000% 4.522% VRN 6/19/25	109,450	105,345

		233,086

Diversified Financial Services — 0.1%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 0.000%10/31/25	150,000	143,250
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 3.750% 6.272% VRN 10/01/25	590,000	560,500

		703,750

Electric — 0.2%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 3 mo. LIBOR + 4.250% 6.759% VRN 6/21/24	56,026	53,077

	Principal Amount	Value
2017 Term Loan, 3 mo. LIBOR + 4.250% 6.727% VRN 6/21/24	$290,456	$275,167
Resideo Funding, Inc. ., Term Loan B, 3 mo. LIBOR + 2.000% 4.490% VRN 10/24/25	85,000	82,025
TEX Operations Co. LLC, Exit Term Loan B, 1 mo. LIBOR + 2.000% 4.522% VRN 8/04/23	443,171	426,303
Vistra Energy Corp. 1st Lien Term Loan B3, 1 mo. LIBOR + 2.000% 4.522% VRN 12/31/25	52,787	50,683
1st Lien Term Loan B3, 1 mo. LIBOR + 2.000% 4.455% VRN 12/31/25	146,712	140,864

		1,028,119

Entertainment — 0.1%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. LIBOR + 2.500% 5.022% VRN 2/01/24	170,000	160,366
Scientific Games International, Inc. 2018 Term Loan B5, 1 mo. LIBOR + 2.750% 5.272% VRN 8/14/24	46,832	43,838
2018 Term Loan B5, 2 mo. LIBOR + 2.750% 5.245% VRN 8/14/24	195,696	183,185

		387,389

Health Care – Products — 0.0%
Universal Hospital Services, Inc., Term Loan, 0.000%1/04/26	55,000	53,075

Health Care – Services — 0.1%
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 5.022% VRN 8/18/22	169,124	160,245
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 5.553% VRN 6/07/23	422,976	399,712

		559,957

Insurance — 0.1%
Asurion LLC 2017 Term Loan B4, 1 mo. LIBOR + 3.000% 5.522% VRN 8/04/22	662,679	635,224
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 5.522% VRN 11/03/24	124,375	118,740

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hub International Ltd, 2018 Term Loan B, 3 mo. LIBOR + 2.750% 5.240% VRN 4/25/25	$34,825	$32,812

		786,776

Internet — 0.0%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, 1 mo. LIBOR + 2.250% 4.772% VRN 2/15/24	158,790	151,327

Investment Companies — 0.0%
UFC Holdings, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.780% VRN 8/18/23	199,490	193,904

Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 5.272% VRN 12/22/24	346,500	332,144

Media — 0.2%
CSC Holdings LLC, 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.250% 4.705% VRN 7/17/25	392,015	371,042
CSC Holdings, LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.250% 4.745% VRN 1/15/26	710,000	670,950

		1,041,992

Packaging & Containers — 0.1%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 5.658% VRN 4/03/24	494,975	464,450

Pharmaceuticals — 0.1%
PharMerica Corp., 1st Lien Term Loan, 1 mo. LIBOR + 3.500% 5.955% VRN 12/06/24	347,375	330,586
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 5.379% VRN 6/02/25	220,728	210,367

		540,953

Real Estate Investment Trusts (REITS) — 0.0%
GGP, Inc., 1st Lien Term Loan B, 5.022% 8/27/25	145,000	136,345

Software — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.272% VRN 3/01/24	484,887	458,824
First Data Corp., 2024 USD Term Loan, 1 mo. LIBOR + 2.000% 4.504% VRN 4/26/24	200,000	190,600

	Principal Amount	Value
Kronos, Inc. 2017 Term Loan B, 3 mo. LIBOR + 3% 5.541% VRN 11/01/23	$742,514	$704,148
2017 Term Loan B, 2 mo. LIBOR + 3% 5.619% VRN 11/01/23	1,861	1,765
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 2.250% 4.772% VRN 4/16/25	74,454	70,094
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. LIBOR + 2.250% 4.772% VRN 4/16/25	196,287	184,791
SS&C Technologies, Inc. ., 2018 Term Loan B5, 1 mo. LIBOR + 2.250% 4.772% VRN 4/16/25	29,925	28,185

		1,638,407

Telecommunications — 0.1%
Intelsat Jackson Holdings S.A. 2017 Term Loan B3, 1 mo. LIBOR + 3.750% 6.256% VRN 11/27/23	170,000	164,232
2017 Term Loan B4, 1 mo. LIBOR + 4.500% 7.006% VRN 1/02/24	250,000	247,750

		411,982

Transportation — 0.1%
Uber Technologies, 2018 Incremental Term Loan, 1 mo. LIBOR + 3.500% 5.955% VRN 7/13/23	494,937	473,595

TOTAL BANK LOANS (Cost $10,640,227)		10,373,157

CORPORATE DEBT — 26.7%
Advertising — 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% 11/01/24	850,000	823,281

Agriculture — 0.1%
BAT International Finance PLC 4.000% 9/04/26 GBP (a) (b)	150,000	202,118
Bunge Ltd. Finance Corp. 3.750% 9/25/27	570,000	506,900

		709,018

Airlines — 0.5%
American Airlines Pass Through Trust Series 2017-2, Class B, 3.700% 4/15/27	840,261	812,729
Series 2016-3, Class B, 3.750% 4/15/27	565,202	542,529

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Delta Air Lines, Inc. 3.625% 3/15/22	$1,515,000	$1,482,564

		2,837,822

Auto Manufacturers — 0.3%
General Motors Financial Co., Inc. 3.550% 4/09/21	520,000	512,840
4.000% 10/06/26	175,000	157,119
4.350% 4/09/25	170,000	161,067
Tesla, Inc. 5.300% 8/15/25 (c)	215,000	186,781
Volkswagen Group of America Finance LLC 4.625% 11/13/25 (c)	610,000	603,014
Volkswagen Leasing GmbH 1.125% 4/04/24 EUR (a) (b)	150,000	165,844

		1,786,665

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg S.A.R.L. 5.750% 4/15/25 (c)	100,000	93,250
6.500% 6/01/26 (c)	165,000	158,194

		251,444

Banks — 4.6%
ABN AMRO Bank NV 6.375% 4/27/21 EUR (a) (b)	200,000	259,102
Akbank T.A.S. 4.000% 1/24/20 (a)	200,000	196,400
Banco Comercial Portugues SA 4.500% VRN 12/07/27 EUR (a) (b) (d)	100,000	105,667
Banco de Bogota SA 4.375% 8/03/27 (c)	350,000	321,566
4.375% 8/03/27 (a)	200,000	183,752
Banco de Sabadell SA 0.875% 3/05/23 EUR (a) (b)	200,000	218,116
Banco Santander SA 3.125% 1/19/27 EUR (a) (b)	200,000	230,094
Bank of America Corp. 2.375% 6/19/24 EUR (a) (b)	150,000	182,795
3.550% VRN 3/05/24 (d)	1,460,000	1,442,343
The Bank of East Asia Ltd. 5 year CMT + 3.834% 5.500% VRN 12/29/49 (a)	850,000	828,798
Barclays Bank PLC 5.140% 10/14/20	200,000	202,165
Barclays PLC 5 year EUR Swap + 2.450% 2.625% VRN 11/11/25 EUR (a) (b)	200,000	226,149
4.610% VRN 2/15/23 (d)	510,000	505,696
BBVA Bancomer SA 4.375% 4/10/24 (c)	900,000	885,375

	Principal Amount	Value
BPCE SA 2.875% 4/22/26 EUR (a) (b)	$200,000	$238,146
3.000% 5/22/22 (c)	1,050,000	1,014,237
CaixaBank SA 1.125% 5/17/24 EUR (a) (b)	100,000	112,091
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (a) (b)	500,000	562,003
Citigroup, Inc. 3.200% 10/21/26	1,770,000	1,634,043
Cooperatieve Rabobank UA 4.625% 5/23/29 GBP (a) (b)	150,000	204,921
Credit Agricole SA 1.000% 9/16/24 EUR (a) (b)	200,000	230,355
3.250% 10/04/24 (c)	1,450,000	1,355,726
Credit Suisse Group AG 2.125% VRN 9/12/25 GBP (a) (b) (d)	150,000	181,272
Danske Bank A/S 2.000% 9/08/21 (c)	200,000	189,251
2.700% 3/02/22 (c)	225,000	215,583
Dexia Credit Local SA 0.625% 1/21/22 EUR (a) (b)	300,000	350,164
DNB Boligkreditt AS 1.875% 11/21/22 EUR (a) (b)	100,000	122,166
Emirates NBD Tier 1 Ltd. 6 year USD Swap + 4.513% 5.750% VRN 5/29/49 (a)	200,000	199,575
The Goldman Sachs Group, Inc. 1.375% 5/15/24 EUR (a) (b)	40,000	45,522
1.625% 7/27/26 EUR (a) (b)	140,000	155,342
3.500% 11/16/26	225,000	207,821
HDFC Bank Ltd. 8.100% 3/22/25 INR (a) (b)	30,000,000	407,992
Heta Asset Resolution AG 2.375% 12/13/22 EUR (a) (b)	500,000	615,865
HSBC Holdings PLC 3.950% VRN 5/18/24 (d)	790,000	785,734
3.950% VRN 5/18/24 (d)	895,000	890,167
ING Bank NV 5 year EUR Swap + 2.250% 3.625% VRN 2/25/26 EUR (a) (b)	100,000	121,008
Islandsbanki HF 1.750% 9/07/20 EUR (a) (b)	100,000	116,557
JP Morgan Chase & Co. 3.300% 4/01/26	680,000	647,586
3 mo. USD LIBOR + 1.230% 3.717% FRN 10/24/23	1,275,000	1,274,678
3.797% VRN 7/23/24 (d)	195,000	195,352
3.900% 7/15/25	1,880,000	1,862,939
Kreditanstalt fuer Wiederaufbau 4.700% 6/02/37 CAD (b)	65,000	58,696
4.700% 6/02/37 CAD (b)	25,000	22,612
6.000% 8/20/20 AUD (b)	280,000	209,033

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Landsbankinn HF 1.625% 3/15/21 EUR (a) (b)	$740,000	$858,264
Morgan Stanley 1.375% 10/27/26 EUR (b)	200,000	222,372
3.125% 7/27/26	1,380,000	1,275,995
3.700% 10/23/24	1,120,000	1,101,397
Nordea Hypotek AB 1.000% 4/08/22 SEK (a) (b)	5,400,000	621,645
1.250% 5/19/21 SEK (a) (b)	5,800,000	671,615
Royal Bank of Scotland Group PLC 3.875% 9/12/23	810,000	776,537
UBS AG 1.375% 4/16/21 EUR (a) (b)	170,000	201,344
Unicredit Bank Czech Republic & Slovakia AS 0.625% 4/30/20 EUR (a) (b)	100,000	115,200

		25,858,824

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.650% 2/01/26 (c)	1,230,000	1,163,024

Biotechnology — 0.2%
Celgene Corp. 3.875% 8/15/25	927,000	892,388

Building Materials — 0.2%
Boral Finance Pty Ltd. 3.000% 11/01/22 (c)	170,000	164,242
3.750% 5/01/28 (c)	1,060,000	985,275
CRH Finance UK PLC 4.125% 12/02/29 GBP (a) (b)	150,000	208,518

		1,358,035

Chemicals — 0.5%
CNAC HK Finbridge Co. Ltd. 1.750% 6/14/22 EUR (a) (b)	200,000	225,426
4.625% 3/14/23 (a)	860,000	867,221
CVR Partners LP/CVR Nitrogen Finance Corp. 9.250% 6/15/23 (c)	160,000	166,400
Equate Petrochemical BV 4.250% 11/03/26 (a)	600,000	580,254
4.250% 11/03/26 (c)	300,000	290,127
Kraton Polymers LLC / Kraton Polymers Capital Corp 5.250% 5/15/26 EUR (b) (c)	100,000	102,563
Syngenta Finance NV 3.933% 4/23/21 (c)	615,000	606,597

		2,838,588

Commercial Services — 0.2%
AA Bond Co. Ltd. 5.500% 7/31/43 GBP (a) (b)	100,000	101,814

	Principal Amount	Value
Autostrade per l’Italia SpA 4.375% 9/16/25 EUR (a) (b)	$120,000	$140,925
Prosegur Cash SA 1.375% 2/04/26 EUR (a) (b)	100,000	107,658
Refinitiv US Holdings, Inc. 4.500% 5/15/26 EUR (b) (c)	100,000	111,424
6.250% 5/15/26 (c)	120,000	115,800
Transurban Finance Co. 1.875% 9/16/24 EUR (a) (b)	100,000	118,345
3.375% 3/22/27 (c)	560,000	513,677
Verisure Midholding AB 5.750% 12/01/23 EUR (a) (b)	100,000	110,255

		1,319,898

Diversified Financial Services — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	1,105,000	1,085,593
Air Lease Corp. 2.750% 1/15/23	65,000	61,506
Alliance Data Systems Corp. 5.250% 11/15/23 EUR (a) (b)	100,000	115,903
Cabot Financial Luxembourg SA 7.500% 10/01/23 GBP (a) (b)	100,000	115,810
Capital One Bank USA 3.375% 2/15/23	2,060,000	1,989,071
Discover Financial Services 3.750% 3/04/25	1,150,000	1,099,732
4.100% 2/09/27	850,000	793,533
Fca Bank Spa Ireland 1.000% 11/15/21 EUR (a) (b)	100,000	113,196
GE Capital European Funding Unlimited Co. 4.625% 2/22/27 EUR (b)	150,000	191,160
GE Capital International Funding Co. Unlimited Co. 3.373% 11/15/25	445,000	395,297
4.418% 11/15/35	650,000	544,418
Housing Development Finance Corp. Ltd. 6.875% 4/30/20 INR (a) (b)	80,000,000	1,109,831
Lincoln Finance Ltd. 6.875% 4/15/21 EUR (a) (b)	100,000	116,866
Louvre Bidco SAS 4.250% 9/30/24 EUR (a) (b)	100,000	108,073

		7,839,989

Electric — 2.3%
Ausgrid Finance Pty Ltd. 3.850% 5/01/23 (c)	585,000	583,701
4.350% 8/01/28 (c)	260,000	259,142
Duke Energy Corp. 2.650% 9/01/26	243,000	220,920

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
E.ON SE 1.625% 5/22/29 EUR (a) (b)	$150,000	$169,360
Enel Americas SA 4.000% 10/25/26	500,000	465,375
Enel Chile SA 4.875% 6/12/28	985,000	982,537
Enel Finance International NV 3.625% 5/25/27 (c)	1,695,000	1,495,237
5.625% 8/14/24 GBP (a) (b)	150,000	216,246
Eskom Holdings SOC Ltd. 6.350% 8/10/28 (c)	500,000	481,051
6.350% 8/10/28 (a)	400,000	384,841
7.125% 2/11/25 (a)	400,000	364,781
FirstEnergy Transmission LLC 4.350% 1/15/25 (c)	1,695,000	1,712,729
IE2 Holdco SAU 2.875% 6/01/26 EUR (a) (b)	200,000	237,129
NRG Energy, Inc. 7.250% 5/15/26	190,000	197,125
Perusahaan Listrik Negara PT 5.450% 5/21/28 (c)	500,000	505,471
Sempra Energy 3.250% 6/15/27	1,630,000	1,497,553
3.400% 2/01/28	446,000	407,510
The Southern Co. 3.250% 7/01/26	425,000	398,120
State Grid Overseas Investment 2014 Ltd. 4.125% 5/07/24 (a)	200,000	203,756
State Grid Overseas Investment 2016 Ltd. 1.375% 5/02/25 EUR (b) (c)	100,000	112,730
2.750% 5/04/22 (c)	1,695,000	1,653,077
Vistra Operations Co. LLC 5.500% 9/01/26 (c)	275,000	264,688

		12,813,079

Electronics — 0.3%
Arrow Electronics, Inc. 4.000% 4/01/25	375,000	365,265
Avnet, Inc. 3.750% 12/01/21	475,000	477,765
Keysight Technologies, Inc. 4.600% 4/06/27	685,000	687,620
PerkinElmer, Inc. 1.875% 7/19/26 EUR (b)	100,000	113,242

		1,643,892

Engineering & Construction — 0.2%
Heathrow Funding Ltd. 4.875% 7/15/23 (c)	820,000	840,945
Promontoria Holding 264 BV 6.750% 8/15/23 EUR (b) (c)	100,000	110,146

		951,091

	Principal Amount	Value
Entertainment — 0.1%
Cirsa Finance International Sarl 6.250% 12/20/23 EUR (a) (b)	$100,000	$116,108
Codere Finance 2 Luxembourg SA 6.750% 11/01/21 EUR (a) (b)	100,000	98,922
Intralot Capital Luxembourg SA 5.250% 9/15/24 EUR (a) (b)	200,000	144,479
Safari Verwaltungs GmbH 5.375% 11/30/22 EUR (a) (b)	100,000	103,334

		462,843

Foods — 0.2%
B&G Foods, Inc. 5.250% 4/01/25	25,000	23,250
Cencosud SA 4.375% 7/17/27 (a)	300,000	260,250
5.150% 2/12/25 (a)	200,000	192,567
Post Holdings, Inc. 5.625% 1/15/28 (c)	180,000	165,600
Sigma Alimentos SA de CV 4.125% 5/02/26 (a)	550,000	513,568
Sigma Holdco BV 5.750% 5/15/26 EUR (b) (c)	100,000	100,385

		1,255,620

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 5.500% 11/02/47	650,000	611,006

Gas — 0.1%
Perusahaan Gas Negara Persero Tbk 5.125% 5/16/24 (a)	300,000	299,751

Health Care – Products — 0.5%
Avantor, Inc. 6.000% 10/01/24 (c)	300,000	294,750
Becton Dickinson and Co. 3.020% 5/24/25 GBP (b)	150,000	191,028
3.363% 6/06/24	805,000	773,184
3.700% 6/06/27	1,670,000	1,579,550

		2,838,512

Health Care – Services — 0.1%
Cigna Holding Co. 3.050% 10/15/27	125,000	114,342
Tenet Healthcare Corp. 7.500% 1/01/22 (c)	15,000	15,225
UnitedHealth Group, Inc. 3.500% 2/15/24	155,000	155,992
3.700% 12/15/25	240,000	242,395
3.875% 12/15/28	135,000	136,747
WellCare Health Plans, Inc. 5.375% 8/15/26 (c)	110,000	106,150

		770,851

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.1%
Hutchison Whampoa International 14 Ltd. 3.625% 10/31/24 (a)	$500,000	$495,095

Insurance — 0.8%
AIA Group Ltd. 3.900% 4/06/28 (c)	640,000	640,452
American International Group, Inc. 5.000% 4/26/23 GBP (a) (b)	150,000	211,061
AXA Equitable Holdings, Inc. 3.900% 4/20/23 (c)	95,000	93,823
4.350% 4/20/28 (c)	610,000	576,455
AXA SA 3 mo. EURIBOR + 3.750% 3.375% VRN 7/06/47 EUR (a) (b)	140,000	160,509
Fidelity National Financial, Inc. 4.500% 8/15/28 (c)	365,000	360,778
Principal Financial Group, Inc. 3 mo. USD LIBOR + 3.044% 4.700% VRN 5/15/55	900,000	853,875
RSA Insurance Group PLC 5 Year UK Gilt + 3.852% 5.125% VRN 10/10/45 GBP (a) (b)	150,000	196,478
Trinity Acquisition PLC 4.400% 3/15/26	545,000	541,575
Voya Financial, Inc. 3.125% 7/15/24	300,000	282,884
XLIT Ltd. 3 mo. EURIBOR + 2.900% 3.250% VRN 6/29/47 EUR (b)	270,000	299,105

		4,216,995

Internet — 1.8%
Alibaba Group Holding Ltd. 3.600% 11/28/24	1,980,000	1,936,825
Baidu, Inc. 2.875% 7/06/22	1,560,000	1,515,467
4.375% 3/29/28	400,000	391,861
Booking Holdings, Inc. 2.375% 9/23/24 EUR (b)	140,000	170,061
3.600% 6/01/26	1,695,000	1,646,771
Ctrip.com International Ltd., Convertible, 1.250% 9/15/22	300,000	290,069
Expedia, Inc. Co. 2.500% 6/03/22 EUR (b)	120,000	142,054
3.800% 2/15/28	1,650,000	1,496,276
5.000% 2/15/26	359,000	362,644
Inter Media and Communication SpA 4.875% 12/31/22 EUR (a) (b)	100,000	114,201
Netflix, Inc. 4.625% 5/15/29 EUR (b) (c)	670,000	752,391
Tencent Holdings Ltd. 3.055% FRN 1/19/23 (c) (d)	200,000	198,190
3.800% 2/11/25 (a)	1,070,000	1,048,782

		10,065,592

	Principal Amount	Value
Investment Companies — 0.0%
JAB Holdings BV 2.000% 5/18/28 EUR (a) (b)	$100,000	$112,801

Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd. 5.450% 1/24/28 (a)	700,000	596,170
5.450% 1/24/28 (a)	200,000	170,334

		766,504

Leisure Time — 0.0%
Pinnacle Bidco PLC 6.375% 2/15/25 GBP (a) (b)	100,000	126,447

Lodging — 0.1%
Gohl Capital Ltd. 4.250% 1/24/27 (a)	600,000	564,439

Media — 1.0%
21st Century Fox America, Inc. 3.700% 9/15/24	175,000	176,611
Altice Financing SA 5.250% 2/15/23 EUR (a) (b)	100,000	115,320
Altice France SA 6.250% 5/15/24 (c)	200,000	186,500
Altice SA 7.750% 5/15/22 (c)	250,000	227,500
Charter Communications Operating LLC/Charter Communications Operating Capital 4.191% FRN 2/01/24 (d)	630,000	619,413
4.908% 7/23/25	645,000	641,362
Comcast Corp. 3.150% 3/01/26	1,355,000	1,296,483
3.200% 7/15/36	50,000	43,010
3.300% 2/01/27	265,000	252,559
3.375% 8/15/25	35,000	34,105
3.950% 10/15/25	150,000	151,776
4.150% 10/15/28	625,000	634,645
4.700% 10/15/48	50,000	50,544
CSC Holdings LLC 7.500% 4/01/28 (c)	200,000	199,500
7.750% 7/15/25 (c)	200,000	203,000
Globo Comunicacao e Participacoes SA 5.125% 3/31/27 (a)	700,000	647,857
TDF Infrastructure SAS 2.875% 10/19/22 EUR (a) (b)	100,000	121,878
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 3.500% 1/15/27 EUR (a) (b)	100,000	117,840
Virgin Media Secured Finance PLC 6.250% 3/28/29 GBP (a) (b)	100,000	127,556

		5,847,459

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.2%
Anglo American Capital PLC 3.625% 9/11/24 (c)	$405,000	$382,826
4.000% 9/11/27 (c)	225,000	203,593
Constellium NV 4.250% 2/15/26 EUR (a) (b)	100,000	103,175
Corp. Nacional del Cobre de Chile 3.625% 8/01/27 (c)	200,000	190,470
FMG Resources August 2006 Pty Ltd. 5.125% 5/15/24 (c)	250,000	230,000
KME AG 6.750% 2/01/23 EUR (a) (b)	100,000	98,906

		1,208,970

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 0.875% 5/17/25 EUR (b)	100,000	102,847
1.875% 5/28/27 EUR (b)	150,000	157,990
2.125% 5/17/37 EUR (b)	140,000	124,969

		385,806

Multi-National — 0.2%
European Investment Bank 1.250% 5/12/25 SEK (a) (b)	1,050,000	121,871
1.250% 5/12/25 SEK (a) (b)	6,400,000	742,831
Inter-American Development Bank 4.400% 1/26/26 CAD (b)	145,000	119,302

		984,004

Oil & Gas — 2.4%
BP Capital Markets PLC 1.109% 2/16/23 EUR (a) (b)	150,000	174,951
2.213% 9/25/26 EUR (a) (b)	160,000	193,731
CNOOC Finance 2014 ULC Co. 4.250% 4/30/24	200,000	202,753
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	500,000	499,673
Concho Resources, Inc. 3.750% 10/01/27	395,000	371,839
Eni SpA 4.000% 9/12/23 (c)	390,000	384,035
4.750% 9/12/28 (c)	425,000	415,454
Hess Corp. 4.300% 4/01/27	670,000	613,944
5.800% 4/01/47	200,000	179,510
KazMunayGas National Co. JSC 4.750% 4/19/27 (a)	500,000	486,231
Matador Resources Co. 5.875% 9/15/26	135,000	124,200
Pertamina Persero PT 6.450% 5/30/44 (c)	200,000	208,531
Petrobras Global Finance BV 7.375% 1/17/27	1,165,000	1,197,037

	Principal Amount	Value
Petroleos Mexicanos 3.500% 7/23/20	$500,000	$489,000
3.750% 3/15/19 EUR (a) (b)	100,000	115,259
4.750% 2/26/29 EUR (a) (b)	515,000	539,316
4.875% 1/24/22	730,000	710,655
4.875% 2/21/28 EUR (a) (b)	490,000	531,943
5.125% 3/15/23 EUR (a) (b)	1,145,000	1,355,291
5.375% 3/13/22	230,000	225,285
5.500% 1/21/21	930,000	926,252
6.375% 2/04/21	475,000	480,225
6.500% 1/23/29	230,000	214,475
8.000% 5/03/19	500,000	505,500
Seven Generations Energy Ltd. 5.375% 9/30/25 (c)	210,000	187,950
Woodside Finance Ltd. 3.700% 9/15/26 (c)	2,000,000	1,842,966

		13,176,006

Packaging & Containers — 0.0%
ARD Finance SA 6.625% 9/15/23 EUR (b)	100,000	109,327

Pharmaceuticals — 1.5%
AbbVie, Inc. 3.600% 5/14/25	855,000	820,103
Bayer US Finance II LLC 3.875% 12/15/23 (c)	900,000	883,672
Cigna Corp. 4.125% 11/15/25 (c)	460,000	459,352
4.375% 10/15/28 (c)	680,000	683,795
4.900% 12/15/48 (c)	240,000	234,815
CVS Health Corp. 3.700% 3/09/23	2,470,000	2,443,559
Express Scripts Holding Co. 3.400% 3/01/27	465,000	431,360
4.500% 2/25/26	850,000	861,503
Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26	1,415,000	1,280,465
Takeda Pharmaceutical Co. Ltd. 2.250% 11/21/26 EUR (b) (c)	270,000	315,719

		8,414,343

Pipelines — 1.4%
APT Pipelines Ltd. 4.250% 7/15/27 (c)	885,000	861,135
Boardwalk Pipelines LP 4.950% 12/15/24	1,415,000	1,434,906
DCP Midstream Operating LP 6.750% 9/15/37 (c)	160,000	157,600
Enbridge, Inc. 3 mo. USD LIBOR + 3.890% 6.000% VRN 1/15/77	440,000	395,111
Peru LNG Srl 5.375% 3/22/30 (a)	550,000	532,153

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 3.850% 10/15/23	$500,000	$489,201
4.650% 10/15/25	285,000	280,281
Sabine Pass Liquefaction LLC 5.000% 3/15/27	200,000	200,668
5.875% 6/30/26	1,545,000	1,635,853
Transcanada Trust 3 mo. CDOR + 3.080% 4.650% VRN 5/18/77 CAD (b)	550,000	361,311
Transcontinental Gas Pipe Line Co. LLC 4.000% 3/15/28	125,000	122,230
4.600% 3/15/48	175,000	163,628
Williams Cos., Inc. 4.500% 11/15/23	895,000	899,714
4.550% 6/24/24	385,000	388,738

		7,922,529

Real Estate — 0.0%
ADO Properties SA 1.500% 7/26/24 EUR (a) (b)	100,000	107,046
Akelius Residential Property AB 1.750% 2/07/25 EUR (a) (b)	120,000	131,784

		238,830

Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. 3.950% 1/15/27	1,415,000	1,373,009
4.000% 1/15/24	60,000	60,690
Boston Properties LP 3.650% 2/01/26	850,000	822,511
Brixmor Operating Partnership LP 4.125% 6/15/26	2,000,000	1,936,658
Camden Property Trust 4.100% 10/15/28	95,000	96,179
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	2,100,000	2,079,604
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	125,000	124,115
Healthcare Realty Trust, Inc. 3.625% 1/15/28	850,000	798,161
Highwoods Realty LP 4.125% 3/15/28	580,000	567,484
Inmobiliaria Colonial Socimi SA 2.728% 6/05/23 EUR (a) (b)	200,000	240,596
Kimco Realty Corp. 2.800% 10/01/26	385,000	346,288
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	850,000	777,219
Prologis LP 2.250% 6/30/29 GBP (b)	150,000	178,612

	Principal Amount	Value
Regency Centers LP 3.600% 2/01/27	$305,000	$291,566
4.125% 3/15/28	110,000	108,608
SBA Tower Trust 3.448% 3/15/48 (c)	1,400,000	1,391,391
Ventas Realty LP 4.000% 3/01/28	400,000	387,666
4.400% 1/15/29	415,000	412,926
VEREIT Operating Partnership LP 3.950% 8/15/27	1,415,000	1,313,619
4.875% 6/01/26	550,000	549,768

		13,856,670

Retail — 0.4%
EVOCA SpA 7.000% 10/15/23 EUR (a) (b)	100,000	118,069
Next PLC 3.625% 5/18/28 GBP (a) (b)	150,000	187,185
QVC, Inc. 4.375% 3/15/23	1,750,000	1,679,183

		1,984,437

Semiconductors — 0.4%
Asml Holding NV 0.625% 7/07/22 EUR (a) (b)	100,000	115,402
1.625% 5/28/27 EUR (a) (b)	100,000	116,173
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.125% 1/15/25	170,000	153,469
3.625% 1/15/24	1,795,000	1,698,251
NXP BV / NXP Funding LLC 4.875% 3/01/24 (c)	285,000	286,251

		2,369,546

Software — 0.0%
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (c)	200,000	213,000

Telecommunications — 1.1%
Axtel SAB de CV 6.375% 11/14/24 (a)	200,000	189,862
Chorus Ltd. 1.125% 10/18/23 EUR (a) (b)	100,000	114,840
Deutsche Telekom International Finance BV 4.375% 6/21/28 (c)	1,200,000	1,181,538
Intelsat Jackson Holdings SA 9.500% 9/30/22 (c)	180,000	205,200
MTN Mauritius Investment Ltd. 6.500% 10/13/26 (a)	200,000	194,575
Oztel Holdings SPC Ltd. 6.625% 4/24/28 (a)	600,000	552,000
Sprint Corp. 7.875% 9/15/23	255,000	261,694

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecom Italia SpA 3.625% 5/25/26 EUR (a) (b)	$150,000	$171,432
Telefonica Emisiones SA 2.242% 5/27/22 EUR (a) (b)	200,000	242,193
Verizon Communications, Inc. 3.376% 2/15/25	1,350,000	1,310,052
5.150% 9/15/23	495,000	526,856
Vodafone Group PLC 4.125% 5/30/25	150,000	148,184
4.125% 5/30/25	280,000	276,609
4.375% 5/30/28	235,000	227,966
4.375% 5/30/28	280,000	271,619
5.000% 5/30/38	470,000	440,396

		6,315,016

Trucking & Leasing — 0.3%
DAE Funding LLC 5.250% 11/15/21 (c)	200,000	196,750
5.750% 11/15/23 (c)	175,000	173,250
SMBC Aviation Capital Finance DAC 4.125% 7/15/23 (c)	1,110,000	1,115,044

		1,485,044

TOTAL CORPORATE DEBT (Cost $154,986,949)		150,184,481

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Auto Floor Plan ABS — 0.3%
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class B 3.320% 3/15/25	1,200,000	1,209,105
GMF Floorplan Owner Revolving Trust, Series 2018-1, Class C 3.250% 3/15/22 (c)	395,000	394,657

		1,603,762

Automobile ABS — 4.4%
Ally Auto Receivables Trust, Series 2016-3, Class C 2.320% 10/15/21	780,000	773,967
AmeriCredit Automobile Receivables, Series 2015-4, Class D 3.720% 12/08/21	1,175,000	1,181,060
AmeriCredit Automobile Receivables Trust Series 2016-2, Class B, 2.210% 5/10/21	640,000	637,708
Series 2017-1, Class B, 2.300% 2/18/22	1,038,000	1,027,362
Series 2017-4, Class C, 2.600% 9/18/23	1,390,000	1,370,878
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630% 12/20/21 (c)	1,375,000	1,359,285

	Principal Amount	Value
Series 2017-2A, Class A, 2.970% 3/20/24 (c)	$1,635,000	$1,598,298
Capital Auto Receivables Asset Trust Series 2015-2, Class B, 2.290% 5/20/20	485,973	485,705
Series 2018-1, Class C, 3.360% 11/21/22 (c)	1,025,000	1,026,880
Series 2018-2, Class C, 3.690% 12/20/23 (c)	825,000	831,768
Series 2018-1, Class D, 3.700% 6/20/25 (c)	800,000	801,009
CarMax Auto Owner Trust Series 2017-2, Class B, 2.410% 12/15/22	1,390,000	1,369,446
Series 2017-3, Class B, 2.440% 2/15/23	1,215,000	1,198,973
Enterprise Fleet Financing LLC Series 2017-1, Class A3, 2.600% 7/20/22 (c)	1,192,000	1,184,205
Series 2018-1, Class A2, 2.870% 10/20/23 (c)	1,180,000	1,176,612
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730% 9/20/21	1,375,000	1,363,678
Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3 2.810% 4/15/21 (c)	1,270,000	1,266,200
Santander Drive Auto Receivables Trust Series 2016-3, Class D, 2.800% 8/15/22	1,530,000	1,520,334
Series 2018-4, Class B, 3.270% 1/17/23	150,000	150,304
Santander Retail Auto Lease Trust, Series 2018-A, Class C 3.490% 5/20/22 (c)	385,000	385,037
World Omni Auto Receivables Trust, Series 2018-B, Class B 3.170% 1/15/25	200,000	200,884
World Omni Automobile Lease Securitization Trust Series 2017-A, Class B, 2.480% 8/15/22	1,734,000	1,722,090
Series 2018-A, Class A3, 2.830% 7/15/21	340,000	338,985
Series 2018-A, Class B, 3.060% 5/15/23	720,000	719,294
Series 2018-B, Class A3, 3.190% 12/15/21	1,050,000	1,054,719

		24,744,681

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 5.1%
Ashford Hospitality Trust Series 2018-ASHF, Class A, 3.355% FRN 4/15/35 (c) (d)	$395,406	$390,039
3.455% FRN 5/15/35 (c) (d)	820,000	817,669
Series 2018-ASHF, Class B, 3.705% FRN 4/15/35 (c) (d)	235,000	231,226
Series 2018-ASHF, Class C, 3.855% FRN 4/15/35 (c) (d)	110,000	107,961
Aventura Mall Trust, Series 2018-AVM, Class A, 4.112% VRN 7/05/40 (c) (d)	805,000	823,090
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (c) (d)	810,000	841,331
BANK Series 2017-BNK5, Class B, 3.896% VRN 6/15/60 (d)	980,000	958,302
Series 2017-BNK5, Class C, 4.259% VRN 6/15/60 (d)	850,000	816,735
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (d)	375,000	380,168
BX Trust Series 2018-GW, Class A, 3.255% FRN 5/15/35 (c) (d)	290,000	287,368
Series 2017-IMC, Class D, 4.705% FRN 10/15/32 (c) (d)	650,000	637,455
CD Mortgage Trust, Series 2017-CD6, Class A5 3.456% 11/13/50	970,000	952,654
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A, 3.355% FRN 2/15/37 (c) (d)	840,000	832,102
Series 2018-WSS, Class B, 3.555% FRN 2/15/37 (c) (d)	345,000	341,218
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class C, 4.674% VRN 3/10/51 (d)	205,000	198,623
COMM Mortgage Trust Series 2017-COR2, Class A3, 3.510% 9/10/50	1,720,000	1,689,428
Series 2015-CR22, Class AM, 3.603% VRN 3/10/48 (d)	1,375,000	1,344,498
Series 2016-CR28, Class A4, 3.762% 2/10/49	1,064,375	1,076,405
Series 2014-CR20, Class AM, 3.938% 11/10/47	1,490,000	1,499,218
Series 2015-CR26, Class B, 4.483% VRN 10/10/48 (d)	627,000	641,962
Series 2014-UBS2, Class B, 4.701% 3/10/47	207,000	210,359

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (d)	$1,650,000	$1,659,765
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718% 8/15/48	1,004,000	1,012,885
FREMF Mortgage Trust, Series 2018-K731, Class B 3.910% 2/25/25 (c)	390,000	380,941
GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class A, 3.405% FRN 11/15/35 (c) (d)	395,000	392,647
Independence Plaza Trust Series 2018-INDP, Class A, 3.763% 7/10/35 (c)	845,000	852,907
Series 2018-INDP, Class B, 3.911% 7/10/35 (c)	855,000	860,743
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX 4.248% 7/05/33 (c)	115,000	119,042
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class AS, 3.858% VRN 3/15/50 (d)	160,000	158,195
Series 2017-C5, Class C, 4.512% VRN 3/15/50 (d)	480,000	468,194
Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.375% FRN 7/15/35 (c) (d)	915,000	910,923
Morgan Stanley Baml Trust, Series 2015-C22, Class AS 3.561% 4/15/48	260,000	253,484
MSCG Trust, Series 2018-SELF, Class A, 3.355% FRN 10/15/37 (c) (d)	1,210,000	1,191,976
RETL, Series 2018-RVP, Class A, 3.555% FRN 3/15/33 (c) (d)	591,702	585,703
SLIDE, Series 2018-FUN, Class E, 4.755% FRN 6/15/31 (c) (d)	387,383	383,719
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class AS, 3.367% 10/15/49	495,000	471,611
Series 2017-C38, Class A5, 3.453% 7/15/50	970,000	951,060
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,683,964
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	984,520

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (d)	$381,000	$375,403

		28,775,493

Credit Card ABS — 0.2%
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360% 3/15/24	1,020,000	1,019,888

Other ABS — 3.4%
Babson CLO Ltd., Series 2016-2A, Class AR, 3.559% FRN 7/20/28 (c) (d)	440,000	437,374
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A, 3.500% VRN 1/28/58 (c) (d)	897,070	894,870
Betony Clo 2, Ltd., Series 2018-1A, Class A1, 3.600% FRN 4/30/31 (c) (d)	360,000	352,222
Bluemountain Clo Ltd. Series 2015-2A, Class A1R, 3.375% FRN 7/18/27 (c) (d)	275,000	271,168
Series 2015-2A, Class BR, 3.945% FRN 7/18/27 (c) (d)	250,000	246,983
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, 3.419% FRN 4/17/31 (c) (d)	1,070,000	1,043,661
CIFC Funding Ltd. Series 2015-5A, Class A1R, 3.350% FRN 10/25/27 (c) (d)	470,000	462,111
Series 2015-4A, Class A1R, 3.766% FRN 10/20/27 (c) (d) (g)	450,000	450,000
Cole Park CLO Ltd., Series 2015-1A, Class AR, 3.642% FRN 10/20/28 (c) (d)	755,000	754,943
Driven Brands Funding LLC, Series 2018-1A, Class A2 4.739% 4/20/48 (c)	44,775	45,678
Galaxy XXIX CLO Ltd. Series 2018-29A, Class A, 3.406% FRN 11/15/26 (c) (d)	380,000	376,110
Series 2018-29A, Class B, 4.016% FRN 11/15/26 (c) (d)	250,000	248,004
Golub Capital Partners CLO 39B Ltd., Series 2018-39A, Class A1, 3.610% FRN 10/20/28 (c) (d)	570,000	563,035
Hardee’s Funding LLC Series 2018-1A, Class AI, 4.250% 6/20/48 (c)	598,500	612,485
Series 2018-1A, Class AII, 4.959% 6/20/48 (c)	324,188	330,754
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (c)	329,420	323,855

	Principal Amount	Value
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3.696% FRN 11/15/28 (c) (d)	$1,055,000	$1,041,729
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A2R2, 3.586% FRN 7/15/27 (c) (d)	820,000	799,210
OCP CLO Ltd., Series 2014-7A, Class A1RR, 3.589% FRN 7/20/29 (c) (d)	725,000	713,959
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, 3.406% FRN 4/15/31 (c) (d)	1,000,000	973,117
Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class A1R, 3.286% FRN 7/15/27 (c) (d)	320,000	314,466
Series 2015-1A, Class BR, 3.636% FRN 7/15/27 (c) (d)	265,000	256,535
OZLM VII Ltd., Series 2014-7RA, Class A1R, 3.459% FRN 7/17/29 (c) (d)	670,000	660,017
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3.625% FRN 10/17/29 (c) (d)	645,000	640,003
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, 3.362% FRN 7/16/31 (c) (d)	795,000	780,075
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (c)	760,000	754,045
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3.316% FRN 4/15/28 (c) (d)	635,000	625,695
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (c)	575,000	580,685
Towd Point Mortgage Trust Series 2018-2, Class A1, 3.250% VRN 3/25/58 (c) (d)	856,680	842,179
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (c) (d)	514,190	508,609
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (c) (d)	700,671	697,273
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (c) (d)	753,196	755,221
Verizon Owner Trust, Series 2018-1A, Class C 3.200% 9/20/22 (c)	650,000	651,062

		19,007,133

Student Loans ABS — 1.0%
Navient Student Loan Trust, Series 2018-2A, Class A2, 2.886% FRN 3/25/67 (c) (d)	560,000	559,775

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .450% 3.103% FRN 8/23/36 (c)	$1,195,000	$1,165,519
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (c)	1,110,598	1,090,902
Series 2017-B, Class A2A, 2.820% 10/15/35 (c)	380,000	370,868
Series 2018-A, Class A2A, 3.500% 2/15/36 (c)	1,310,000	1,316,028
Series 2018-C, Class A2A, 3.630% 11/15/35 (c)	990,000	996,377

		5,499,469

WL Collateral CMO — 1.9%
COLT Mortgage Loan Trust Series 2018-3, Class A1, 3.692% VRN 10/26/48 (c) (d)	1,051,436	1,057,069
Series 2018-4, Class A1, 4.006% VRN 12/28/48 (c) (d)	694,405	698,785
Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (c) (d)	365,177	366,038
Galton Funding Mortgage Trust, Series 2018-1, Class A23, 3.500% VRN 11/25/57 (c) (d)	249,288	245,708
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750% VRN 3/25/57 (c) (d)	398,882	400,996
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (c) (d)	1,395,122	1,367,952
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (c) (d)	450,000	448,798
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (c) (d)	331,403	329,817
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (c) (d)	543,320	549,345
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (d)	784,058	796,506
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A1 4.121% 10/25/48 (c)	813,195	808,387
Verus Securitization Trust Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (c) (d)	1,187,579	1,167,761
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (c) (d)	316,721	318,094
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (c) (d)	912,986	913,935
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (c) (d)	398,610	402,253

	Principal Amount	Value
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (c) (d) (e) (f)	$595,000	$594,990
Series 2018-3, Class A2, 4.180% VRN 10/25/58 (c) (d)	583,333	588,666

		11,055,100

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $92,172,212)		91,705,526

SOVEREIGN DEBT OBLIGATIONS — 16.6%
Albania Government International Bond 3.500% 10/09/25 EUR (b) (c)	115,000	130,938
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (b)	475,000	427,221
Australia Government Bond 3.000% 3/21/47 AUD (a) (b)	824,000	600,477
Bahamas Government International Bond 6.000% 11/21/28 (c)	850,000	862,750
Bermuda Government International Bond 4.750% 2/15/29 (c)	200,000	203,250
Bonos Tesoreria Pesos 4.500% 3/01/21 CLP (b)	1,035,000,000	1,134,912
4.500% 3/01/26 CLP (b)	735,000,000	804,575
4.700% 9/01/30 CLP (a) (b)	490,000,000	531,287
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/21 BRL (b)	9,980,000	2,568,758
10.000% 1/01/23 BRL (b)	160,000	41,237
Bundesrepublik Deutschland 1.250% 8/15/48 EUR (a) (b)	171,000	214,997
Canadian Government Bond 1.000% 6/01/27 CAD (b)	1,024,000	695,040
2.000% 9/01/23 CAD (b)	1,910,000	1,406,058
3.500% 12/01/45 CAD (b)	835,000	773,103
Colombia Government International Bond 4.000% 2/26/24	1,160,000	1,148,400
4.500% 3/15/29	1,080,000	1,067,580
Colombian TES 7.500% 8/26/26 COP (b)	3,412,100,000	1,107,029
10.000% 7/24/24 COP (b)	2,108,900,000	763,946
Cyprus Government International Bond 2.375% 9/25/28 EUR (a) (b)	708,000	814,790
3.750% 7/26/23 EUR (a) (b)	85,000	108,948
3.750% 7/26/23 EUR (a) (b)	645,000	826,720

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 5/06/22 EUR (a) (b)	$950,000	$1,205,011
4.250% 11/04/25 EUR (a) (b)	540,000	714,852
4.250% 11/04/25 EUR (a) (b)	110,000	145,618
Czech Republic International Bond 3.875% 5/24/22 EUR (a) (b)	460,000	594,949
France Government Bond OAT 1.750% 11/25/24 EUR (a) (b)	738,000	926,870
1.750% 5/25/66 EUR (a) (b)	40,000	44,255
3.250% 5/25/45 EUR (a) (b)	2,361,000	3,718,738
5.750% 10/25/32 EUR (a) (b)	207,000	383,635
Indonesia Government International Bond 2.950% 1/11/23	400,000	381,835
3.700% 1/08/22 (c)	600,000	594,124
3.750% 4/25/22 (c)	405,000	400,920
3.750% 6/14/28 EUR (a) (b)	780,000	969,313
4.125% 1/15/25 (a)	345,000	339,457
Indonesia Treasury Bond 6.125% 5/15/28 IDR (b)	8,210,000,000	502,420
7.000% 5/15/27 IDR (b)	6,090,000,000	396,401
8.375% 3/15/24 IDR (b)	10,700,000,000	755,994
8.750% 5/15/31 IDR (b)	3,710,000,000	268,767
Ireland Government Bond 1.000% 5/15/26 EUR (a) (b)	1,078,000	1,271,282
4.500% 4/18/20 EUR (b)	268,000	326,790
5.400% 3/13/25 EUR (b)	828,000	1,239,133
Israel Government Bond 1.750% 8/31/25 ILS (b)	7,010,000	1,870,449
5.500% 1/31/42 ILS (b)	1,445,000	550,132
Israel Government International Bond 1.500% 1/18/27 EUR (a) (b)	330,000	388,495
4.625% 3/18/20 EUR (a) (b)	480,000	578,248
Italy Buoni Poliennali Del Tesoro 2.000% 12/01/25 EUR (b)	1,090,000	1,229,125
4.500% 3/01/24 EUR (b)	975,000	1,255,812
4.750% 9/01/21 EUR (b)	1,200,000	1,508,229
5.000% 3/01/22 EUR (b)	500,000	639,618
5.500% 9/01/22 EUR (b)	2,115,000	2,776,252
Japan Government Five Year Bond 0.100% 6/20/21 JPY (b)	192,100,000	1,763,296
Japan Government Forty Year Bond 1.400% 3/20/55 JPY (b)	49,050,000	529,635
Japan Government Thirty Year Bond 1.700% 9/20/44 JPY (b)	181,250,000	2,063,626
2.200% 9/20/39 JPY (b)	20,650,000	249,614
2.500% 9/20/37 JPY (b)	180,000,000	2,237,777
Japan Government Twenty Year Bond 0.600% 6/20/37 JPY (b)	326,100,000	3,049,878
0.700% 3/20/37 JPY (b)	23,000,000	219,052

	Principal Amount	Value
1.200% 12/20/34 JPY (b)	$607,200,000	$6,283,458
1.500% 6/20/34 JPY (b)	12,000,000	129,171
Japanese Government CPI Linked Bond 0.100% 3/10/24 JPY (b)	79,116,000	738,430
0.100% 9/10/24 JPY (b)	69,593,100	650,818
0.100% 3/10/25 JPY (b)	120,785,000	1,132,308
Kingdom of Belgium Government Bond 4.250% 3/28/41 EUR (a) (b)	671,000	1,152,130
5.000% 3/28/35 EUR (a) (b)	180,000	316,975
Korea Treasury Bond 3.000% 9/10/24 KRW (b)	3,185,000,000	3,012,617
Malaysia Government Bond 4.392% 4/15/26 MYR (b)	1,450,000	357,546
4.736% 3/15/46 MYR (b)	6,090,000	1,437,238
4.921% 7/06/48 MYR (b)	4,495,000	1,092,951
4.935% 9/30/43 MYR (b)	155,000	37,682
Mexican Bonos 7.500% 6/03/27 MXN (b)	3,050,000	144,147
7.750% 11/13/42 MXN (b)	3,402,000	152,856
8.000% 12/07/23 MXN (b)	59,600,000	2,959,900
10.000% 12/05/24 MXN (b)	1,360,000	73,503
Mexico Government International Bond 3.750% 1/11/28	820,000	767,528
4.000% 10/02/23	330,000	328,462
4.125% 1/21/26	730,000	713,575
Morocco Government International Bond 4.500% 10/05/20 EUR (a) (b)	200,000	244,607
Netherlands Government Bond 5.500% 1/15/28 EUR (b)	50,000	84,105
New South Wales Treasury Corp. 4.000% 5/20/26 AUD (a) (b)	150,000	115,841
4.000% 5/20/26 AUD (a) (b)	860,000	664,156
Norway Government Bond 3.000% 3/14/24 NOK (a) (b)	700,000	87,158
Province of Ontario Canada 2.600% 6/02/25 CAD (b)	186,000	135,898
3.500% 6/02/43 CAD (b)	62,000	47,669
Province of Quebec Canada 5.000% 12/01/38 CAD (b)	575,000	535,754
Republic of Austria Government Bond 3.800% 1/26/62 EUR (a) (b)	260,000	520,923
Republic of South Africa Government Bond 10.500% 12/21/26 ZAR (b)	25,173,000	1,903,306
Romania Government Bond 4.250% 6/28/23 RON (b)	3,090,000	754,319
4.750% 2/24/25 RON (b)	2,065,000	516,077
5.000% 2/12/29 RON (b)	610,000	151,471

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.800% 7/26/27 RON (b)	$2,990,000	$793,182
5.850% 4/26/23 RON (b)	2,430,000	632,530
Romanian Government International Bond 4.625% 9/18/20 EUR (a) (b)	520,000	642,626
Russian Federal Bond – OFZ 8.150% 2/03/27 RUB (b)	14,733,000	207,224
Singapore Government Bond 3.125% 9/01/22 SGD (b)	930,000	713,131
Slovenia Government Bond 1.000% 3/06/28 EUR (a) (b)	250,000	285,996
1.250% 3/22/27 EUR (a) (b)	788,000	928,335
1.500% 3/25/35 EUR (a) (b)	208,000	233,072
2.125% 7/28/25 EUR (a) (b)	190,000	240,699
4.625% 9/09/24 EUR (a) (b)	324,000	460,885
Slovenia Government International Bond 5.250% 2/18/24 (a)	200,000	214,974
5.250% 2/18/24 (a)	200,000	214,974
Sri Lanka Government International Bond 5.125% 4/11/19 (a)	250,000	247,500
6.000% 1/14/19 (a)	400,000	398,000
Thailand Government Bond 3.650% 6/20/31 THB (b)	29,300,000	981,815
4.875% 6/22/29 THB (b)	9,000,000	332,211
Turkey Government International Bond 7.000% 3/11/19	140,000	140,465
7.000% 3/11/19	100,000	100,332
United Kingdom Gilt 1.500% 1/22/21 GBP (a) (b)	803,000	1,038,853
1.625% 10/22/71 GBP (a) (b)	240,000	294,463
4.250% 12/07/46 GBP (a) (b)	2,189,000	4,250,239
Vietnam Government International Bond 6.750% 1/29/20 (a)	440,000	453,248

		93,368,951

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $98,242,538)		93,368,951

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 17.6%
Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association REMICS Series 2018-44, Class PC 4.000% 6/25/44	307,403	315,929

	Principal Amount	Value
Pass-Through Securities — 15.7%
Federal National Mortgage Association Pool #BC9043 2.500% 11/01/31	$707,125	$692,458
Pool #MA2781 2.500% 10/01/46	456,403	432,406
Pool #MA3283 3.000% 2/01/33	22,485	22,452
Pool #AL9412 3.000% 11/01/36	1,185,877	1,174,435
Pool #AS6181 3.000% 11/01/45	725,000	708,942
Pool #BM3380 3.000% 6/01/46	676,469	663,812
Pool #MA2737 3.000% 9/01/46	157,426	153,742
Pool #BD8462 3.000% 11/01/46	4,247,683	4,149,621
Pool #MA2806 3.000% 11/01/46	1,055,654	1,030,953
Pool #MA2863 3.000% 1/01/47	536,784	524,057
Pool #MA2895 3.000% 2/01/47	407,952	398,279
Pool #BM1418 3.000% 4/01/47	3,925,084	3,834,470
Pool #MA3313 3.500% 3/01/33	867,766	878,816
Pool #MA3364 3.500% 5/01/33	232,761	235,725
Pool #AS4449 3.500% 2/01/35	330,941	335,711
Pool #MA1283 3.500% 12/01/42	113,857	114,573
Pool #MA1463 3.500% 6/01/43	400,701	403,221
Pool #BM4534 3.500% 1/01/44	841,361	846,652
Pool #BC1747 3.500% 1/01/46	4,410,569	4,421,768
Pool #BM3122 3.500% 10/01/47	5,700,050	5,712,741
Pool #MA3210 3.500% 12/01/47	750,625	750,654
Pool #BH9277 3.500% 2/01/48	978,243	978,282
Pool #CA1189 3.500% 2/01/48	652,231	652,562
Pool #MA3332 3.500% 4/01/48	1,810,207	1,810,278
Pool #MA3383 3.500% 6/01/48	345,303	345,317
Pool #BF0198 4.000% 11/01/40	311,686	319,515
Pool #AL2745 4.000% 3/01/42	1,359,923	1,400,030
Pool #BM3385 4.000% 6/01/45	3,851,010	3,941,719
Pool #CA0062 4.000% 7/01/47	1,924,330	1,964,846
Pool #MA3088 4.000% 8/01/47	302,203	308,566
Pool #MA3384 4.000% 6/01/48	2,113,865	2,156,390
Pool #MA3415 4.000% 7/01/48	1,283,533	1,309,054
Pool #MA3467 4.000% 9/01/48	637,391	650,064
Pool #AL6536 4.500% 3/01/45	817,445	852,825
Pool #BM1248 4.500% 9/01/46	1,041,541	1,086,620
Pool #BM1765 4.500% 10/01/47	768,952	796,827
Pool #BM3148 4.500% 11/01/47	405,269	424,202
Pool #BM4343 4.500% 5/01/48	885,314	926,675
Pool #CA1711 4.500% 5/01/48	827,107	856,832
Pool #AL9893 5.000% 2/01/45	816,534	863,612
Pool #MA3374 5.000% 5/01/48	317,664	333,100
Pool #BK6576 5.000% 7/01/48	64,611	67,750
Pool #MA3448 5.000% 8/01/48	443,957	465,531
Pool #BM3279 5.500% 5/01/44	2,452,781	2,640,837
Pool #BM4971 6.000% 7/01/41	425,149	472,735
Federal National Mortgage Association TBA Pool #3348 2.500% 5/01/32 (g)	1,030,000	1,006,584
Pool #1312 3.000% 3/01/33 (g)	800,000	798,500
Pool #4241 3.000% 5/01/47 (g)	2,160,000	2,107,013
Pool #1963 3.500% 2/01/48 (g)	2,085,000	2,084,022

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #3043 4.000% 5/01/48 (g)	$2,475,000	$2,523,823
Pool #9174 4.000% 5/01/48 (g)	2,050,000	2,089,559
Government National Mortgage Association II Pool #MA3935 2.500% 9/20/46	483,867	463,586
Pool #MA3873 3.000% 8/20/46	1,489,610	1,469,535
Pool #MA3936 3.000% 9/20/46	4,074,208	4,019,301
Pool #MA4126 3.000% 12/20/46	101,865	100,429
Pool #MA0318 3.500% 8/20/42	474,600	481,385
Pool #MA0392 3.500% 9/20/42	63,644	64,554
Pool #MA4004 3.500% 10/20/46	2,009,149	2,026,573
Pool #MA784472 3.500% 2/20/48	665,798	670,843
Pool #784474 3.500% 2/20/48	423,136	426,211
Pool #MA3245 4.000% 11/20/45	608,901	626,026
Pool #MA4511 4.000% 6/20/47	432,492	443,439
Pool #MA4720 4.000% 9/20/47	1,957,388	2,006,323
Pool #MA5595 4.000% 11/20/48	1,302,250	1,334,602
Pool #MA2894 4.500% 6/20/45	466,392	486,250
Pool #MA2963 4.500% 7/20/45	187,885	195,591
Pool #MA3312 4.500% 12/20/45	9,097	9,465
Pool #MA4588 4.500% 7/20/47	2,389,661	2,483,194
Pool #MA4964 4.500% 1/20/48	132,465	137,319
Pool #MA4781 5.000% 10/20/47	1,556,630	1,627,591
Pool #BF2644 5.000% 5/20/48	53,255	55,383
Pool #BF2878 5.000% 6/20/48	61,833	64,303
Pool #BF4937 5.000% 6/20/48	257,003	267,274
Pool #BF3008 5.000% 7/20/48	39,774	41,364
Pool #MA5400 5.000% 8/20/48	1,004,152	1,046,162
Pool #MA5468 5.000% 9/20/48	1,641,059	1,709,714
Pool #BG5047 5.000% 9/20/48	199,272	207,235
Pool #MA5530 5.000% 10/20/48	366,615	381,953
Pool #MA5195 5.500% 5/20/48	760,424	798,979
Government National Mortgage Association II TBA Pool #188 3.000% 5/01/47 (g)	475,000	467,727
Pool #207 3.500% 12/01/47 (g)	455,000	458,093
Pool #872 4.500% 7/01/48 (g)	40,000	41,369

		88,330,931

Whole Loans — 1.8%
Connecticut Avenue Securities Trust (c) (d) Series 2018-R07, Class 1M1 3.256% 4/25/31	412,719	412,177
Fannie Mae Connecticut Avenue Securities (d) Series 2018-C06, Class 1M1 3.056% 3/25/31	437,010	436,004
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, 2.956% FRN 7/25/30 (d)	864,251	859,632

	Principal Amount	Value
Series 2017-DNA3, Class M1, 3.256% FRN 3/25/30 (d)	$793,741	$792,102
Series 2018-DNA3, Class M1, 3.256% FRN 9/25/48 (c) (d)	300,000	299,579
Series 2018-DNA2, Class M1, 3.306% FRN 12/25/30 (c) (d)	1,040,000	1,039,201
Series 2018-SPI1, Class M2, 3.745% VRN 2/25/48 (c) (d)	95,000	85,417
Series 2018-SP12, Class M2, 3.819% VRN 5/25/48 (c) (d)	65,000	58,938
Series 2018-SPI3, Class M1, 4.167% VRN 8/25/48 (c) (d)	244,072	245,091
Series 2018-SPI3, Class M2, 4.167% VRN 8/25/48 (c) (d)	460,000	434,090
Series 2018-SPI4, Class M2, 4.461% VRN 11/25/48 (c) (d)	1,220,000	1,124,794
Series 2018-DNA2, Class M2, 4.656% FRN 12/25/30 (c) (d)	215,000	209,773
Series 2017-HQA3, Class M2, 4.856% FRN 4/25/30 (d)	855,000	849,394
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.650% 5.156% FRN 12/25/29	825,000	835,987
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 3.656% FRN 9/25/29	339,233	340,106
Series 2018-C02, Class 2M2, 4.706% FRN 8/25/30 (d)	540,000	527,815
Series 2018-C01, Class 1M2, 4.756% FRN 7/25/30 (d)	855,000	834,519
Series 2017-C07, Class 2M2, 5.006% FRN 5/25/30 (d)	830,000	828,114

		10,212,733

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $98,569,514)		98,859,593

U.S. TREASURY OBLIGATIONS — 17.4%
U.S. Treasury Bonds & Notes — 17.4%
U.S. Treasury Bond 2.750% 11/15/47 (h)	10,485,000	9,924,162
3.000% 8/15/48	3,000,000	2,986,250
U.S. Treasury Inflation Index 0.125% 4/15/22	2,235,527	2,162,581
U.S. Treasury Note 2.000% 1/31/20	14,675,000	14,577,645
2.625% 7/15/21	11,835,000	11,875,990
2.875% 10/31/20	3,110,000	3,129,458

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.875% 10/15/21	$245,000	$247,590
2.875% 10/31/23	23,350,000	23,739,167
2.875% 11/30/23	20,895,000	21,261,751
2.875% 5/15/28	460,000	467,050
2.875% 8/15/28	7,500,000	7,615,527

		97,987,171

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,778,820)		97,987,171

TOTAL BONDS & NOTES (Cost $551,390,260)		542,478,879

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $60,197)		20,543

TOTAL LONG-TERM INVESTMENTS (Cost $551,450,457)		542,499,422

	Number of Shares
SHORT-TERM INVESTMENTS — 5.3%
Mutual Fund — 4.7%
T. Rowe Price Government Reserve Investment Fund	26,107,106	26,107,106

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (i)	$2,577,920	2,577,920

Sovereign Debt Obligations — 0.1%
Egypt Treasury Bills 14.224% 2/05/19 EGP (b)	3,700,000	203,379
15.322% 2/05/19 EGP (b)	1,300,000	71,458
16.406% 2/19/19 EGP (b)	1,300,000	70,938
16.539% 2/05/19 EGP (b)	800,000	43,974
16.820% 2/19/19 EGP (b)	600,000	32,740

TOTAL SHORT-TERM INVESTMENTS (Cost $29,111,810)		29,107,515

TOTAL INVESTMENTS — 101.7% (Cost $580,562,267) (j)		571,606,937

Other Assets/(Liabilities) — (1.7)%		(9,785,123)

NET ASSETS — 100.0%		$561,821,814

	Principal Amount	Value
FORWARD SALE COMMITMENT — (0.4)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (0.4)%
Pass-Through Securities — (0.4)%
Government National Mortgage Association II TBA 3.500% 12/01/47 (g)	$(1,025,000)	$(1,032,448)
4.500% 7/01/48 (g)	(1,025,000)	(1,061,115)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $(2,084,098))		(2,093,563)

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OAT	Obligations Assimilables du Tresor
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, these securities amounted to a value of $56,162,248 or 10.00% of net assets.

(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $96,460,814 or 17.17% of net assets.

(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(e)	Investment was valued using significant unobservable inputs.
(f)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $594,990 or 0.11% of net assets.

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	Maturity value of $2,578,099. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,634,209.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	1,925,000	USD	1,925,000	1/04/19	USD Put EUR Call, Strike 1.15	$4,851	$4,380	$(471)
Barclays Bank PLC	1,925,000	USD	1,925,000	1/18/19	USD Put EUR Call, Strike 1.16	5,871	5,213	(658)
Barclays Bank PLC	1,925,000	USD	1,925,000	2/01/19	USD Put EUR Call, Strike 1.16	7,989	7,346	(643)
UBS AG	1,925,000	USD	1,925,000	1/11/19	USD Put EUR Call, Strike 1.16	3,581	3,600	19

						22,292	20,539	(1,753)

Put
Barclays Bank PLC	3,500,000	USD	3,500,000	1/04/19	USD Put EUR Call, Strike 1.19	$37,905	$4	$(37,901)

						$60,197	$20,543	$(39,654)

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
CAD	545,000	Bank of America N.A.	1/25/19	$411,496	$(12,050)
CZK	37,878,000	Bank of America N.A.	4/18/19	1,678,357	13,261
EUR	193,000	Bank of America N.A.	2/22/19	222,133	(79)
NOK	3,753,000	Bank of America N.A.	2/22/19	442,258	(7,219)
RON	709,000	Bank of America N.A.	1/18/19	175,873	(1,399)
SEK	3,770,000	Bank of America N.A.	2/22/19	421,173	5,905

				3,351,290	(1,581)

INR	1,786,000	Barclays Bank PLC	2/08/19	23,976	1,503
MXN	2,728,182	Barclays Bank PLC	2/22/19	134,543	3,219
SGD	1,628,000	Barclays Bank PLC	2/08/19	1,183,144	12,239

				1,341,663	16,961

MYR	2,584,708	BNP Paribas SA	1/11/19	618,400	6,969

AUD	580,000	Citibank N.A.	1/25/19	421,782	(13,073)
CAD	2,075,710	Citibank N.A.	1/25/19	1,529,980	(8,639)
CZK	2,235,000	Citibank N.A.	1/18/19	98,442	1,107
EUR	741,000	Citibank N.A.	2/22/19	847,089	5,459
GBP	535,000	Citibank N.A.	2/22/19	686,703	(3,120)
IDR	749,912,000	Citibank N.A.	2/08/19	51,772	184
INR	3,474,000	Citibank N.A.	2/08/19	49,130	431
JPY	49,563,000	Citibank N.A.	1/25/19	441,151	11,694
SEK	360,000	Citibank N.A.	2/22/19	39,853	929
ZAR	1,718,000	Citibank N.A.	2/08/19	122,916	(4,021)

				4,288,818	(9,049)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
CAD	1,647,000	Deutsche Bank AG	1/25/19	$1,226,073	$(18,944)

EUR	470,000	Goldman Sachs International	2/22/19	539,832	921
IDR	3,794,816,065	Goldman Sachs International	2/08/19	248,050	14,866
JPY	9,425,115	Goldman Sachs International	1/25/19	84,131	1,984
RON	172,496	Goldman Sachs International	1/18/19	42,290	158

				914,303	17,929

AUD	56,000	JP Morgan Chase Bank N.A.	2/22/19	39,604	(124)
CAD	63,000	JP Morgan Chase Bank N.A.	1/25/19	48,184	(2,010)
CHF	443,000	JP Morgan Chase Bank N.A.	2/22/19	449,833	2,946
CZK	2,845,000	JP Morgan Chase Bank N.A.	1/18/19	127,584	(866)
EUR	151,201	JP Morgan Chase Bank N.A.	2/22/19	172,895	1,068
JPY	144,263,000	JP Morgan Chase Bank N.A.	1/25/19	1,291,089	27,008
NZD	660,000	JP Morgan Chase Bank N.A.	2/22/19	451,759	(8,372)
RON	142,000	JP Morgan Chase Bank N.A.	1/18/19	34,784	159
ZAR	551,000	JP Morgan Chase Bank N.A.	2/08/19	38,659	(527)

				2,654,391	19,282

PLN	330,000	Morgan Stanley & Co. LLC	2/22/19	87,827	446

JPY	12,350,000	UBS AG	1/25/19	110,395	2,444

				$14,593,160	$34,457

Contracts to Deliver
CHF	443,000	Bank of America N.A.	2/22/19	$443,999	$(8,780)
EUR	8,254,000	Bank of America N.A.	2/22/19	9,436,575	(59,961)
NZD	660,000	Bank of America N.A.	2/22/19	447,784	4,397
RON	914,103	Bank of America N.A.	1/18/19	223,291	(1,655)
ZAR	3,203,407	Bank of America N.A.	2/08/19	215,066	(6,627)

				10,766,715	(72,626)

AUD	1,721,000	Barclays Bank PLC	2/22/19	1,259,343	46,034
CLP	866,105,101	Barclays Bank PLC	2/08/19	1,276,463	27,314
EUR	4,844,189	Barclays Bank PLC	2/22/19	5,544,929	(28,493)
KRW	389,460,000	Barclays Bank PLC	3/08/19	691,989	(7,621)
ZAR	1,603,000	Barclays Bank PLC	2/08/19	108,304	(2,632)

				8,881,028	34,602

CLP	1,066,349,512	BNP Paribas SA	2/08/19	1,584,975	47,024
EUR	8,254,000	BNP Paribas SA	2/22/19	9,488,725	(7,812)
ILS	283,500	BNP Paribas SA	2/20/19	76,882	774
KRW	194,730,000	BNP Paribas SA	3/08/19	345,726	(4,079)
MYR	868,708	BNP Paribas SA	1/11/19	623,005	(2,364)
MYR	2,131,708	BNP Paribas SA	4/12/19	715,597	(8,124)
RON	2,052,000	BNP Paribas SA	1/18/19	506,143	1,179
SGD	612,000	BNP Paribas SA	2/08/19	444,053	(5,317)
ZAR	1,085,042	BNP Paribas SA	2/08/19	76,306	1,215

				13,861,412	22,496

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
AUD	580,000	Citibank N.A.	1/25/19	$417,873	$9,164
AUD	384,419	Citibank N.A.	2/22/19	274,882	3,865
CAD	64,000	Citibank N.A.	1/25/19	48,214	1,307
EUR	10,036,434	Citibank N.A.	2/22/19	11,483,459	(63,835)
GBP	190,960	Citibank N.A.	2/22/19	245,025	1,031
ILS	3,628,572	Citibank N.A.	2/20/19	2,405,496	38,881
JPY	1,613,297,569	Citibank N.A.	1/25/19	14,539,862	(200,469)
MXN	15,418,481	Citibank N.A.	2/22/19	744,755	(33,815)
SEK	6,566,019	Citibank N.A.	2/22/19	734,635	(9,185)
SGD	1,834,515	Citibank N.A.	2/08/19	1,333,627	(13,392)
THB	4,972,956	Citibank N.A.	2/08/19	229,385	177
TWD	3,023,000	Citibank N.A.	2/11/19	295,629	(413)
ZAR	2,605,000	Citibank N.A.	2/08/19	186,492	6,212

				32,939,334	(260,472)

BRL	3,301,000	Credit Suisse International	2/04/19	887,461	37,290

MYR	983,710	Deutsche Bank AG	2/08/19	942,497	(6,489)

AUD	54,800	Goldman Sachs International	2/22/19	39,397	763
CAD	545,000	Goldman Sachs International	1/25/19	415,668	16,223
COP	610,634,785	Goldman Sachs International	2/08/19	190,206	2,512
GBP	6,590,055	Goldman Sachs International	2/22/19	8,513,598	93,320
IDR	3,082,995,600	Goldman Sachs International	2/08/19	209,300	(4,299)
JPY	78,490,789	Goldman Sachs International	1/25/19	697,599	(19,553)
KRW	1,808,630,001	Goldman Sachs International	3/08/19	1,614,704	(9,770)
NOK	4,534,758	Goldman Sachs International	2/22/19	536,450	10,791
RON	172,496	Goldman Sachs International	1/18/19	41,958	(490)
TWD	6,047,000	Goldman Sachs International	2/11/19	295,546	(528)
ZAR	1,603,000	Goldman Sachs International	2/08/19	323,971	(8,838)

				12,878,397	80,131

AUD	59,000	JP Morgan Chase Bank N.A.	2/22/19	41,561	(34)
BRL	3,301,000	JP Morgan Chase Bank N.A.	2/04/19	883,258	33,087
CAD	4,237,884	JP Morgan Chase Bank N.A.	1/25/19	3,245,850	139,795
COP	1,221,269,570	JP Morgan Chase Bank N.A.	2/08/19	380,334	4,946
EUR	1,940,388	JP Morgan Chase Bank N.A.	2/22/19	2,215,824	(16,664)
INR	6,594,600	JP Morgan Chase Bank N.A.	2/08/19	310,486	(18,842)
KRW	409,956,000	JP Morgan Chase Bank N.A.	3/08/19	365,327	(2,887)
MXN	13,412,000	JP Morgan Chase Bank N.A.	2/22/19	644,697	(32,554)
RON	3,420,840	JP Morgan Chase Bank N.A.	1/18/19	842,411	596
RUB	5,523,378	JP Morgan Chase Bank N.A.	1/18/19	250,465	12,922
SEK	5,477,000	JP Morgan Chase Bank N.A.	2/22/19	614,513	(5,939)
THB	7,125,000	JP Morgan Chase Bank N.A.	2/08/19	449,235	1,111
TWD	1,466,000	JP Morgan Chase Bank N.A.	2/11/19	47,924	69

				10,291,885	115,606

AUD	117,789	Morgan Stanley & Co. LLC	2/22/19	83,858	816
BRL	4,164,590	Morgan Stanley & Co. LLC	2/04/19	1,112,211	39,624
COP	3,663,808,710	Morgan Stanley & Co. LLC	2/08/19	1,336,135	22,277
GBP	120,000	Morgan Stanley & Co. LLC	2/22/19	153,599	272

				2,685,803	62,989

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
CAD	3,505,575	UBS AG	1/25/19	$2,677,027	$107,701
CLP	355,450,000	UBS AG	2/08/19	532,374	19,723
EUR	8,850,908	UBS AG	2/22/19	10,198,033	14,733
JPY	54,452,203	UBS AG	1/25/19	484,829	(12,688)
MXN	26,824,000	UBS AG	2/22/19	1,315,425	(39,077)
SGD	157,926	UBS AG	2/08/19	115,490	(470)

				15,323,178	89,922

				$109,457,710	$103,449

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Euro-Bund	3/07/19	30	$5,578,745	$42,532
Euro-OAT	3/07/19	11	1,900,066	504
Australia 10 Year Bond	3/15/19	24	2,215,919	26,871
Korea 3 Year Bond	3/19/19	28	2,740,956	(429)
Canada 10 Year Bond	3/20/19	24	2,327,973	76,422
U.S. Treasury Long Bond	3/20/19	66	9,185,437	450,563
U.S. Treasury Note 10 Year	3/20/19	168	20,152,700	345,925
U.S. Treasury Ultra Bond	3/20/19	188	28,661,454	1,541,921
U.S. Treasury Note 2 Year	3/29/19	143	30,162,032	198,656

				$2,682,965

Short
EURO-SCHATZ	3/07/19	15	$(1,923,126)	$(702)
Euro-BOBL	3/07/19	21	(3,184,534)	(3,996)
U.S. Treasury Ultra 10 Year	3/20/19	115	(14,492,008)	(466,976)
UK Long Gilt	3/27/19	16	(2,489,228)	(22,651)
U.S. Treasury Note 5 Year	3/29/19	154	(17,452,920)	(208,955)

				$(703,280)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	EUR	3,000,000	12/20/23	Quarterly	(1.000%)	ITRX EUR Financials.S30.5 Year	$(1,316)	$(19,222)	$(20,538)
	EUR	1,550,000	12/20/23	Quarterly	(5.000%)	ITRX Xover.S30.5 Year	64,779	(175,419)	(110,640)
	EUR	1,100,000	12/20/23	Quarterly	(5.000%)	ITRX Xover.S30.5 Year	33,069	(111,588)	(78,519)
	EUR	1,550,000	12/20/23	Quarterly	(5.000%)	ITRX Xover.S30.5 Year	158,547	(169,158)	(10,611)
	USD	4,150,000	12/20/23	Quarterly	(5.000%)	CDX.HY.S31.5 Year	46,650	(125,849)	(79,199)

							301,729	(601,236)	(299,507)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection†
Centrally Cleared Swaps

	EUR	1,138,500	12/20/2023	Quarterly	5.00%	TRX Xover.S30.5 Year (Ratings: BB+)*	$5,386	$75,881	$81,267

	EUR	1,108,800	12/20/2023	Quarterly	5.00%	TRX Xover.S30.5 Year (Ratings: BB+)*	(6,152)	85,299	79,147

							(766)	161,180	160,414

OTC Swaps
Barclays Bank PLC	USD	460,000	12/20/23	Quarterly	1.000%	Republic of Indonesia (Ratings: BBB)*	$(1,418)	$(6,282)	$(7,700)
Barclays Bank PLC	USD	605,000	12/20/23	Quarterly	1.000%	Republic of Indonesia (Ratings: BBB)*	2,996	(13,123)	(10,127)
BNP Paribas S.A.	USD	815,000	12/20/23	Quarterly	1.000%	Colombia (Ratings: BBB)*	(14,134)	(6,922)	(21,056)
Citibank N.A.	USD	1,035,000	12/20/23	Quarterly	1.000%	Colombia (Ratings: BBB)*	(19,350)	(7,390)	(26,740)
Citibank N.A.	USD	1,195,000	12/20/23	Quarterly	1.000%	Colombia (Ratings: BBB)*	(25,213)	(5,661)	(30,874)
JP Morgan Chase Bank N.A.	USD	825,000	12/20/23	Quarterly	1.000%	Republic of Indonesia (Ratings: BBB)*	1,775	(15,585)	(13,810)
JP Morgan Chase Bank N.A.	USD	145,000	12/20/23	Quarterly	1.000%	Republic of Indonesia (Ratings: BBB)*	552	(2,979)	(2,427)
JP Morgan Chase Bank N.A.	USD	1,070,000	12/20/23	Quarterly	1.000%	South Africa (Rating BBB-)*	5,209	(62,901)	(57,692)
JP Morgan Chase Bank N.A.	USD	640,000	12/20/23	Quarterly	1.000%	South Africa (Rating: BBB-)*	(1,773)	(32,734)	(34,507)
Bank of America N.A.	USD	1,000,000	12/20/23	Quarterly	1.000%	Republic of Malaysia (Ratings: BBB)*	(2,210)	(2,055)	(4,265)
Morgan Stanley & Co. LLC	USD	1,005,000	12/20/23	Quarterly	1.000%	Republic of Indonesia (Ratings: BBB)*	(2,875)	(13,948)	(16,823)

							(56,441)	(169,580)	(226,021)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps

	PLN	3,700,000	2/20/23	Annually/ Semi-Annually	Fixed 2.620%	6-Month WIBOR	$(22,895)	$-	$(22,895)

	PLN	230,000	3/12/23	Annually/ Semi-Annually	Fixed 2.440%	6-Month WIBOR	(983)	-	(983)

	PLN	700,000	4/06/23	Annually/ Semi-Annually	Fixed 2.350%	6-Month WIBOR	(2,300)	-	(2,300)

	PLN	500,000	4/20/23	Annually/ Semi-Annually	Fixed 2.305%	6-Month WIBOR	(1,393)	-	(1,393)

	PLN	1,000,000	5/07/23	Annually/ Semi-Annually	Fixed 2.430%	6-Month WIBOR	(4,153)	-	(4,153)

	PLN	900,000	5/18/23	Annually/ Semi-Annually	Fixed 2.518%	6-Month WIBOR	(4,622)	-	(4,622)

	PLN	1,400,000	8/23/23	Annually/ Semi-Annually	Fixed 2.395%	6-Month WIBOR	(5,125)	-	(5,125)

	PLN	1,070,000	2/20/28	Annually/ Semi-Annually	Fixed 3.090%	6-Month WIBOR	(15,573)	-	(15,573)

	PLN	100,000	4/06/28	Annually/ Semi-Annually	Fixed 2.850%	6-Month WIBOR	(920)	-	(920)

	PLN	200,000	5/07/28	Annually/ Semi-Annually	Fixed 2.920%	6-Month WIBOR	(2,147)	-	(2,147)

	PLN	300,000	5/18/28	Annually/ Semi-Annually	Fixed 3.030%	6-Month WIBOR	(3,964)	-	(3,964)

							(64,075)	-	(64,075)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by JP Morgan Chase Bank N.A. and Morgan Stanley & Co. LLC amounted to $187,015 and $173,000 in cash, respectively at December 31, 2018.

*

Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s nvestors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.4%

CORPORATE DEBT — 39.9%
Argentina — 0.6%
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (a)	$200,000	$161,500
IRSA Propiedades Comerciales SA 8.750% 3/23/23 (a)	290,000	278,763
Tarjeta Naranja SA BADLARPP + 3.500% 52.292% FRN 4/11/22 (a)	200,000	80,000

		520,263

Australia — 0.9%
CNOOC Curtis Funding No 1 Pty Ltd. 4.500% 10/03/23 (b)	800,000	817,580

Brazil — 0.8%
Banco do Brasil SA 10 year CMT + 6.362% 9.000% VRN 6/29/49 (b)	300,000	304,914
Itau Unibanco Holding SA 6.125% VRN 12/31/99 (a) (c) (d)	200,000	187,500
Votorantim Cimentos SA 7.250% 4/05/41 (b)	250,000	255,625

		748,039

British Virgin Islands — 0.6%
State Grid Overseas Investment 2013 Ltd. 4.375% 5/22/43 (b)	200,000	202,792
State Grid Overseas Investment 2016 Ltd. 2.875% 5/18/26 (b)	400,000	371,256

		574,048

Cayman Islands — 0.8%
Country Garden Holdings Co. Ltd. 4.750% 1/17/23 (b)	200,000	177,687
Emirates NBD Tier 1 Ltd. 6 year USD Swap + 4.513% 5.750% VRN 5/29/49 (b)	200,000	199,575
Golden Eagle Retail Group Ltd. 4.625% 5/21/23 (b)	200,000	170,000
WTT Investment Ltd. 5.500% 11/21/22 (b)	200,000	194,491

		741,753

Hong Kong — 1.7%
CNAC HK Finbridge Co. Ltd. 4.625% 3/14/23 (b)	1,500,000	1,512,594

	Principal Amount	Value
Indonesia — 2.8%
Indonesia Asahan Aluminium Persero PT 5.710% 11/15/23 (a)	$200,000	$203,508
6.530% 11/15/28 (a)	200,000	209,776
Pelabuhan Indonesia III Persero PT 4.875% 10/01/24 (b)	200,000	196,200
Pertamina Persero PT 5.625% 5/20/43 (b)	1,200,000	1,134,241
6.000% 5/03/42 (b)	200,000	199,034
Perusahaan Listrik Negara PT 4.125% 5/15/27 (b)	200,000	184,983
5.250% 10/24/42 (b)	200,000	180,680
6.250% 1/25/49 (a)	250,000	253,764

		2,562,186

Ireland — 0.4%
C&W Senior Financing DAC 7.500% 10/15/26 (a)	200,000	192,250
GTLK Europe DAC 5.125% 5/31/24 (b)	200,000	183,006

		375,256

Israel — 1.3%
Delek & Avner Tamar Bond Ltd. 4.435% 12/30/20 (a)	300,000	298,405
Israel Chemicals Ltd. 6.375% 5/31/38 (a)	150,000	149,895
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	400,000	379,968
4.250% 8/14/28 (a)	400,000	379,968

		1,208,236

Kazakhstan — 0.9%
KazMunayGas National Co. JSC 4.750% 4/19/27 (b)	200,000	194,492
6.375% 10/24/48 (a)	570,000	573,420

		767,912

Luxembourg — 0.2%
Rumo Luxembourg Sarl 7.375% 2/09/24 (a)	200,000	208,480

Mauritius — 0.4%
HTA Group Ltd. 9.125% 3/08/22 (b)	200,000	201,600
MTN Mauritius Investment Ltd. 6.500% 10/13/26 (b)	200,000	194,575

		396,175

Mexico — 12.7%
Axtel SAB de CV 6.375% 11/14/24 (a)	200,000	189,862
BBVA Bancomer SA 5.125% VRN 1/18/33 (b) (c)	200,000	173,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cemex SAB de CV 7.750% 4/16/26 (b)	$400,000	$420,500
Cometa Energia SA de CV 6.375% 4/24/35 (a)	197,400	182,595
Controladora Mabe SA de CV 5.600% 10/23/28 (a)	200,000	187,700
Mexico City Airport Trust 3.875% 4/30/28 (b)	600,000	527,100
4.250% 10/31/26 (b)	200,000	178,252
5.500% 7/31/47 (a)	350,000	307,566
5.500% 7/31/47 (b)	600,000	527,256
Nemak SAB de CV 4.750% 1/23/25 (a)	200,000	186,502
Petroleos Mexicanos 4.750% 2/26/29 EUR (b) (e)	200,000	209,443
5.350% 2/12/28	500,000	436,250
5.500% 6/27/44	1,300,000	985,634
5.625% 1/23/46	550,000	416,290
6.500% 3/13/27	1,900,000	1,786,000
6.500% 1/23/29	745,000	694,712
6.500% 6/02/41	1,750,000	1,449,000
6.750% 9/21/47	1,200,000	992,268
6.875% 8/04/26	1,800,000	1,749,600
Sixsigma Networks Mexico SA de CV 7.500% 5/02/25 (a)	200,000	189,500

		11,789,530

Netherlands — 4.6%
Marfrig Holdings Europe BV 8.000% 6/08/23 (b)	300,000	300,750
Petrobras Global Finance BV 6.850% 6/05/2115	300,000	268,050
8.750% 5/23/26	3,130,000	3,505,600
SABIC Capital II BV 4.500% 10/10/28 (a)	200,000	198,880

		4,273,280

Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (b)	200,000	203,250

Peru — 0.4%
Inretail Pharma SA 5.375% 5/02/23 (a)	200,000	200,400
Peru LNG SRL 5.375% 3/22/30 (a)	200,000	193,510

		393,910

South Africa — 4.8%
Eskom Holdings SOC Ltd. 5.750% 1/26/21 (b)	500,000	471,024
5.750% 1/26/21 (b)	300,000	282,614
6.350% 8/10/28 (a)	400,000	384,841
7.125% 2/11/25 (b)	2,000,000	1,823,904

	Principal Amount	Value
7.125% 2/11/25 (b)	$600,000	$547,171
8.450% 8/10/28 (a)	800,000	752,760
FirstRand Bank Ltd. 6.250% VRN 4/23/28 (b) (c)	200,000	196,260

		4,458,574

Turkey — 2.4%
Akbank T.A.S. 5.125% 3/31/25 (b)	200,000	175,514
Akbank Turk AS 5 year USD Swap + 5.026% 7.200% VRN 3/16/27 (b)	400,000	351,085
TC Ziraat Bankasi AS 4.750% 4/29/21 (b)	700,000	659,811
5.125% 5/03/22 (b)	500,000	457,790
5.125% 9/29/23 (b)	200,000	176,408
Turkiye Garanti Bankasi AS 5 year USD Swap + 4.220% 6.125% VRN 5/24/27 (b)	500,000	426,940

		2,247,548

United Arab Emirates — 0.6%
Oztel Holdings SPC Ltd. 6.625% 4/24/28 (b)	200,000	184,000
6.625% 4/24/28 (a)	200,000	184,000
6.625% 4/24/28 (b)	200,000	184,000

		552,000

United Kingdom — 0.2%
Tullow Oil PLC 6.250% 4/15/22 (b)	200,000	192,500

United States — 0.5%
Azul Investments LLP 5.875% 10/26/24 (a)	300,000	280,128
SASOL Financing USA LLC 6.500% 9/27/28	200,000	200,031

		480,159

Venezuela — 2.1%
Petroleos de Venezuela SA 5.375% 4/12/27 (b) (f)	900,000	130,410
6.000% 5/16/24 (b) (f)	2,400,000	354,000
6.000% 11/15/26 (b) (f)	750,000	110,625
8.500% 10/27/20 (b) (f)	250,000	233,125
9.000% 11/17/21 (b) (f)	4,490,000	826,160
9.750% 5/17/35 (b) (f)	150,000	27,750
12.750% 2/17/22 (b) (f)	1,500,000	285,150

		1,967,220

TOTAL CORPORATE DEBT (Cost $39,344,633)		36,990,493

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SOVEREIGN DEBT OBLIGATIONS — 55.4%
Argentina — 6.7%
Argentine Republic Government International Bond 1.000% VRN 12/15/35 (c)	$1,875,000	$60,933
5.875% 1/11/28	770,000	553,438
7.125% 6/28/2117	460,000	328,900
7.500% 4/22/26	4,450,000	3,565,562
8.280% 12/31/33	1,577,293	1,167,324
Provincia de Buenos Aires 9.125% 3/16/24 (b)	400,000	331,000
Republic of Argentina 8.280% 12/31/33	245,357	187,972

		6,195,129

Bahamas — 1.3%
Bahamas Government International Bond 6.000% 11/21/28 (a)	1,200,000	1,218,000

Bermuda — 0.4%
Bermuda Government International Bond 4.750% 2/15/29 (a)	400,000	406,500

Brazil — 2.9%
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/23 BRL (e)	300,000	77,319
Brazilian Government International Bond 2.625% 1/05/23	1,200,000	1,129,212
4.625% 1/13/28	850,000	817,283
5.000% 1/27/45	200,000	174,702
5.625% 1/07/41	500,000	480,000

		2,678,516

Colombia — 4.0%
Colombia Government International Bond 2.625% 3/15/23	900,000	845,100
4.000% 2/26/24	1,000,000	990,000
4.500% 3/15/29	200,000	197,700
5.625% 2/26/44	1,000,000	1,031,000
6.125% 1/18/41	100,000	108,000
Colombian TES 7.500% 8/26/26 COP (e)	1,590,000,000	515,863

		3,687,663

Costa Rica — 0.5%
Costa Rica Government International Bond 4.375% 4/30/25 (b)	500,000	423,125

	Principal Amount	Value
Dominican Republic — 1.6%
Dominican Republic International Bond 5.500% 1/27/25 (b)	$300,000	$297,375
6.850% 1/27/45 (b)	700,000	689,500
6.875% 1/29/26 (a)	450,000	471,938

		1,458,813

Ecuador — 0.6%
Ecuador Government International Bond 7.950% 6/20/24 (b)	400,000	352,000
10.750% 3/28/22 (a)	200,000	201,750

		553,750

Egypt — 0.8%
Egypt Government International Bond 7.500% 1/31/27 (b)	300,000	285,799
8.500% 1/31/47 (b)	550,000	495,717

		781,516

El Salvador — 1.3%
El Salvador Government International Bond 5.875% 1/30/25 (b)	100,000	92,125
7.650% 6/15/35 (b)	250,000	236,375
8.625% 2/28/29 (a)	800,000	835,000

		1,163,500

Ghana — 1.8%
Ghana Government International Bond 8.125% 1/18/26 (b)	1,500,000	1,430,640
10.750% 10/14/30 (b)	200,000	226,040

		1,656,680

India — 0.4%
Export Import Bank of India 3.375% 8/05/26 (b)	400,000	365,543

Indonesia — 3.8%
Indonesia Government International Bond 4.625% 4/15/43 (b)	950,000	877,362
4.750% 2/11/29	205,000	208,111
Perusahaan Penerbit SBSN Indonesia III 4.150% 3/29/27 (b)	400,000	384,400
4.550% 3/29/26 (b)	2,050,000	2,032,575

		3,502,448

Ivory Coast — 1.3%
Ivory Coast Government International Bond 5.750% STEP 12/31/32 (b)	925,000	815,036
6.375% 3/03/28 (b)	300,000	269,970
6.625% 3/22/48 EUR (b) (e)	100,000	96,243

		1,181,249

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jamaica — 1.1%
Jamaica Government International Bond 6.750% 4/28/28	$200,000	$213,250
8.000% 3/15/39	500,000	571,875
8.000% 3/15/39	200,000	228,750

		1,013,875

Kenya — 0.2%
Kenya Government International Bond 7.250% 2/28/28 (b)	200,000	178,568

Lebanon — 1.3%
Lebanon Government International Bond 6.850% 3/23/27 (b)	1,100,000	870,848
8.250% 4/12/21 (b)	400,000	380,064

		1,250,912

Mexico — 0.9%
Mexico Government International Bond 4.750% 3/08/44	900,000	818,100

Mongolia — 1.0%
Development Bank of Mongolia LLC 7.250% 10/23/23 (a)	200,000	196,308
Mongolia Government International Bond 5.125% 12/05/22 (b)	400,000	375,067
5.625% 5/01/23 (b)	400,000	378,021

		949,396

Nigeria — 0.2%
Nigeria Government International Bond 6.500% 11/28/27 (b)	200,000	176,548

Oman — 1.6%
Oman Government International Bond 4.750% 6/15/26 (b)	600,000	518,724
4.750% 6/15/26 (b)	650,000	561,951
5.375% 3/08/27 (b)	200,000	174,855
6.750% 1/17/48 (a)	250,000	206,250

		1,461,780

Pakistan — 0.8%
Pakistan Government International Bond 8.250% 4/15/24 (b)	700,000	705,082

Panama — 0.1%
Panama Government International Bond 7.125% 1/29/26	100,000	118,181

Qatar — 0.6%
Qatar Government International Bond 5.103% 4/23/48 (b)	200,000	210,050
SoQ Sukuk A QSC 3.241% 1/18/23 (b)	400,000	396,029

		606,079

	Principal Amount	Value
Saudi Arabia — 0.4%
Saudi Government International Bond 3.250% 10/26/26 (b)	$450,000	$420,721

Senegal — 0.6%
Senegal Government International Bond 4.750% 3/13/28 EUR (b) (e)	400,000	421,407
6.250% 5/23/33 (b)	200,000	171,940

		593,347

Serbia — 2.3%
Serbia International Bond 7.250% 9/28/21 (b)	800,000	861,048
7.250% 9/28/21 (b)	1,200,000	1,291,572

		2,152,620

South Africa — 1.6%
Republic of South Africa Government International Bond 4.850% 9/27/27	850,000	792,115
5.650% 9/27/47	550,000	488,895
6.250% 3/08/41	200,000	193,943

		1,474,953

Sri Lanka — 1.9%
Republic of Sri Lanka International Bond 5.750% 1/18/22 (b)	900,000	846,155
6.125% 6/03/25 (b)	200,000	179,529
6.825% 7/18/26 (a)	400,000	369,061
6.825% 7/18/26 (b)	400,000	369,061

		1,763,806

Thailand — 0.2%
Export Import Bank of Thailand, 3.545% FRN 11/20/23 (b) (c)	200,000	200,314

Turkey — 9.1%
Export Credit Bank of Turkey 4.250% 9/18/22 (b)	200,000	180,646
5.375% 2/08/21 (b)	200,000	192,940
5.375% 10/24/23 (b)	750,000	681,704
Turkey Government International Bond 4.250% 4/14/26	1,050,000	904,312
4.875% 10/09/26	1,100,000	973,951
4.875% 4/16/43	200,000	148,286
6.000% 3/25/27	1,950,000	1,833,593
6.250% 9/26/22	1,900,000	1,910,902
6.875% 3/17/36	450,000	421,277
7.250% 12/23/23	1,120,000	1,149,716

		8,397,327

Ukrainian Ssr — 2.5%
Ukraine Government International Bond 7.750% 9/01/20 (b)	1,500,000	1,444,938
7.750% 9/01/23 (b)	750,000	674,145
9.750% 11/01/28 (a)	200,000	187,416

		2,306,499

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Venezuela — 0.5%
Venezuela Government International Bond 7.750% 10/13/19 (b) (f)	$1,000,000	$227,200
9.250% 9/15/27 (f)	300,000	69,750
11.750% 10/21/26 (b) (f)	300,000	73,500
12.750% 8/23/22 (b) (f)	255,000	59,925

		430,375

Vietnam — 1.1%
Vietnam Government International Bond 4.800% 11/19/24 (b)	1,000,000	1,007,933

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $54,393,825)		51,298,848

U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note 1.625% 7/31/19 (g)	65,000	64,653

TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,540)		64,653

TOTAL BONDS & NOTES (Cost $93,802,998)		88,353,994

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $47,137)		28,966

TOTAL LONG-TERM INVESTMENTS (Cost $93,850,135)		88,382,960

SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250% 1/02/19 (h)	3,407,524	3,407,524

TOTAL SHORT-TERM INVESTMENTS (Cost $3,407,524)		3,407,524

TOTAL INVESTMENTS — 99.1% (Cost $97,257,659) (i)		91,790,484

Other Assets/(Liabilities) — 0.9%		839,500

NET ASSETS — 100.0%		$92,629,984

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $11,087,664 or 11.97% of net assets.

(b)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, these securities amounted to a value of $41,442,927 or 44.74% of net assets.

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(d)	Security is perpetual and has no stated maturity date.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2018, these securities amounted to a value of $2,397,595 or 2.59% of net assets.

(g)	A portion of this security is pledged/open futures contracts. (Note 2).
(h)

Maturity value of $3,407,761. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $3,479,144.

(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

(#)	Purchased Options contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Bank of America N.A.	850,000	USD	850,000	11/15/19	USD Call CNH Put, Strike 6.98	$22,806	$14,123	$(8,683)
Barclays Bank PLC	850,000	USD	850,000	11/27/19	USD Call CNH Put, Strike 6.97	24,331	14,843	(9,488)

						$47,137	$28,966	$(18,171)

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
EUR	18,000	Barclays Bank PLC	2/22/19	$20,506	$203

ARS	3,289,000	BNP Paribas SA	2/08/19	78,684	4,462
MXN	9,007,000	BNP Paribas SA	2/22/19	442,713	12,104

				521,397	16,566

MXN	4,300,000	Citibank N.A.	2/22/19	208,537	8,595
TRY	1,226,000	Citibank N.A.	1/18/19	223,965	5,647

				432,502	14,242

BRL	143,000	JP Morgan Chase Bank N.A.	1/03/19	36,905	(9)

BRL	427,000	Morgan Stanley & Co. LLC	1/03/19	112,301	(2,129)
BRL	142,000	Morgan Stanley & Co. LLC	4/02/19	36,533	(135)

				148,834	(2,264)

				$1,160,144	$28,738

Contracts to Deliver
EUR	123,000	Bank of America N.A.	2/22/19	$140,623	$(894)

ZAR	3,025,000	Barclays Bank PLC	2/08/19	212,562	3,216

EUR	123,000	BNP Paribas SA	2/22/19	141,400	(116)
MXN	4,351,000	BNP Paribas SA	2/22/19	208,610	(11,098)

				350,010	(11,214)

EUR	215,655	Citibank N.A.	2/22/19	246,750	(1,369)

COP	501,535,000	Goldman Sachs International	2/08/19	156,229	2,069

BRL	143,000	JP Morgan Chase Bank N.A.	1/03/19	36,949	53
BRL	103,000	JP Morgan Chase Bank N.A.	4/02/19	26,448	47
COP	518,185,000	JP Morgan Chase Bank N.A.	2/08/19	161,504	2,227
EUR	94,720	JP Morgan Chase Bank N.A.	2/22/19	108,191	(788)
INR	5,604,000	JP Morgan Chase Bank N.A.	2/08/19	75,374	(4,574)
TWD	9,379,000	JP Morgan Chase Bank N.A.	3/08/19	307,407	664

				715,873	(2,371)

BRL	427,000	Morgan Stanley & Co. LLC	1/03/19	110,316	144

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
EUR	121,561	UBS AG	2/22/19	$140,083	$223
MXN	4,300,000	UBS AG	2/22/19	210,868	(6,264)

				350,951	(6,041)

				$2,283,314	$(16,460)

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	3/20/19	21	$2,519,584	$42,744
U.S. Treasury Ultra Bond	3/20/19	9	1,372,091	73,815

				$116,559

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
OTC Swaps

Barclays Bank PLC	USD	150,000	12/20/28	Quarterly	(1.000%	)	Republic of Russia	$(2,438)	$14,176	$11,738

Citibank N.A.	USD	250,000	12/20/23	Quarterly	(1.000%	)	Republic of Korea	(191)	(6,888)	(7,079)

Goldman Sachs Intenational	USD	750,000	12/20/23	Quarterly	(1.000%	)	Republic of China	1,277	(12,778)	(11,501)

								(1,352)	(5,490)	(6,842)

Credit Default Swaps — Sell Protection†
OTC Swaps

Barclays Bank PLC	USD	225,000	12/20/23	Quarterly	5.000%		Republic of Argentina (Ratings:B+)*	$(18,935)	$(5,841)	$(24,776)

Citibank N.A.	USD	308,000	12/20/23	Quarterly	5.000%		Republic of Argentina (Ratings:B+)*	(17,812)	(16,103)	(33,915)

Citibank N.A.	USD	250,000	12/20/23	Quarterly	5.000%		Republic of Argentina (Ratings:B+)*	(24,958)	(2,571)	(27,529)

Citibank N.A.	USD	300,000	12/20/23	Quarterly	1.000%		Republic of Brazil (Ratings:BB)*	7,451	(21,563)	(14,112)

Goldman Sachs Intenational	USD	465,000	12/20/23	Quarterly	1.000%		Republic of Brazil (Ratings:BB)*	18,391	(40,265)	(21,874)

								(35,863)	(86,343)	(122,206)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps

	HUF	31,650,021	5/22/23	Annually/Semi-Annually	Fixed 1.415%	6 month BUBOR	$174	$-	$174

	HUF	40,049,937	5/23/23	Annually/Semi-Annually	Fixed 1.450%	6 month BUBOR	7	-	7

	HUF	63,300,042	5/24/23	Annually/Semi-Annually	Fixed 1.515%	6 month BUBOR	(618)	-	(618)

							(437)	-	(437)

Collateral for swap agreements held by JP Morgan Chase Bank N.A. amounted to $9,105 in cash at December 31, 2018.

*

Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or FitchRatings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.3%
Basic Materials — 1.3%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	10,314	$1,650,756
DowDuPont, Inc.	152,272	8,143,506

		9,794,262

Forest Products & Paper — 0.2%
International Paper Co.	53,956	2,177,664

		11,971,926

Communications — 19.1%
Internet — 14.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	60,782	8,331,389
Alphabet, Inc. Class A (a)	14,210	14,848,882
Alphabet, Inc. Class C (a)	13,715	14,203,391
Amazon.com, Inc. (a)	26,535	39,854,774
Booking Holdings, Inc. (a)	5,329	9,178,776
Facebook, Inc. Class A (a)	165,321	21,671,930
IAC/InterActiveCorp (a)	10,704	1,959,260
Netflix, Inc. (a)	25,107	6,720,140
Symantec Corp.	309,007	5,838,687
Tencent Holdings Ltd.	259,700	10,294,255

		132,901,484

Media — 1.6%
Comcast Corp. Class A	103,689	3,530,610
Twenty-First Century Fox, Inc. Class B	89,277	4,265,655
The Walt Disney Co.	59,418	6,515,184

		14,311,449

Telecommunications — 3.0%
AT&T, Inc.	221,509	6,321,867
Cisco Systems, Inc.	255,011	11,049,627
Verizon Communications, Inc.	174,330	9,800,832

		27,172,326

		174,385,259

Consumer, Cyclical — 7.0%
Airlines — 0.1%
Delta Air Lines, Inc.	22,639	1,129,686

Apparel — 0.6%
NIKE, Inc. Class B	71,270	5,283,958

Auto Manufacturers — 1.2%
Ferrari NV	24,725	2,458,654
PACCAR, Inc.	20,694	1,182,455
Tesla, Inc. (a)	21,105	7,023,744

		10,664,853

	Number of Shares	Value
Auto Parts & Equipment — 0.7%
Aptiv PLC	66,434	$4,090,342
Magna International, Inc.	54,585	2,480,888

		6,571,230

Home Builders — 0.2%
NVR, Inc. (a)	758	1,847,238

Lodging — 1.3%
Las Vegas Sands Corp.	114,905	5,980,805
MGM Resorts International	103,054	2,500,090
Wynn Resorts Ltd.	39,316	3,888,746

		12,369,641

Retail — 2.9%
Dollar General Corp.	15,968	1,725,821
Dollar Tree, Inc. (a)	100,183	9,048,529
Dollarama, Inc.	95,813	2,278,822
McDonald’s Corp.	48,107	8,542,360
Ross Stores, Inc.	24,433	2,032,826
Walmart, Inc.	27,271	2,540,294

		26,168,652

		64,035,258

Consumer, Non-cyclical — 24.3%
Agriculture — 1.1%
Philip Morris International, Inc.	144,463	9,644,350

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc. (a)	34,920	3,399,811
Celgene Corp. (a)	13,472	863,421
Vertex Pharmaceuticals, Inc. (a)	43,078	7,138,455

		11,401,687

Commercial Services — 2.5%
Ant International Co., Ltd. Class C (a) (c) (d)	208,893	1,171,890
Equifax, Inc.	34,272	3,191,751
Nielsen Holdings PLC	136,645	3,187,928
PayPal Holdings, Inc. (a)	57,030	4,795,653
S&P Global, Inc.	4,227	718,336
TransUnion	69,168	3,928,742
Worldpay, Inc. Class A (a)	79,769	6,096,745

		23,091,045

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.	31,358	2,882,427

Foods — 2.0%
Conagra Brands, Inc.	108,051	2,307,969
The Kraft Heinz Co.	20,456	880,426
The Kroger Co.	63,923	1,757,883
Tyson Foods, Inc. Class A	243,106	12,981,861

		17,928,139

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 7.0%
Becton Dickinson and Co.	66,518	$14,987,836
Boston Scientific Corp. (a)	80,839	2,856,850
The Cooper Cos., Inc.	5,129	1,305,331
Danaher Corp.	58,185	6,000,037
Hologic, Inc. (a)	30,004	1,233,164
Intuitive Surgical, Inc. (a)	15,403	7,376,805
Medtronic PLC	101,768	9,256,817
Stryker Corp.	79,554	12,470,089
Thermo Fisher Scientific, Inc.	28,043	6,275,743
Zimmer Biomet Holdings, Inc.	23,730	2,461,276

		64,223,948

Health Care – Services — 3.9%
Anthem, Inc.	36,558	9,601,228
Centene Corp. (a)	32,684	3,768,465
HCA Healthcare, Inc.	9,562	1,189,991
Humana, Inc.	6,009	1,721,458
UnitedHealth Group, Inc.	64,121	15,973,824
WellCare Health Plans, Inc. (a)	12,568	2,967,179

		35,222,145

Household Products & Wares — 0.5%
Kimberly-Clark Corp.	41,736	4,755,400

Pharmaceuticals — 5.8%
Cigna Corp. (a)	62,813	11,929,446
CVS Health Corp.	71,951	4,714,230
Eli Lilly & Co.	28,972	3,352,640
Merck & Co., Inc.	144,078	11,009,000
Perrigo Co. PLC	7,200	279,000
Pfizer, Inc.	505,010	22,043,686

		53,328,002

		222,477,143

Energy — 3.5%
Oil & Gas — 2.7%
BP PLC Sponsored ADR	62,636	2,375,157
Cabot Oil & Gas Corp.	71,626	1,600,841
Chevron Corp.	3,756	408,615
Concho Resources, Inc. (a)	25,619	2,633,377
ConocoPhillips	30,018	1,871,622
EOG Resources, Inc.	42,965	3,746,978
Occidental Petroleum Corp.	54,528	3,346,929
Total SA Sponsored ADR	173,425	9,049,317

		25,032,836

Pipelines — 0.8%
TransCanada Corp.	198,155	7,074,133

		32,106,969

Financial — 15.6%
Banks — 5.6%
Bank of America Corp.	40,213	990,848
Fifth Third Bancorp	109,893	2,585,782
First Republic Bank	26,670	2,317,623

	Number of Shares	Value
JP Morgan Chase & Co.	132,327	$12,917,762
Morgan Stanley	151,107	5,991,393
The PNC Financial Services Group, Inc.	71,372	8,344,101
State Street Corp.	10,260	647,098
US Bancorp	17,896	817,847
Wells Fargo & Co.	350,189	16,136,709

		50,749,163

Diversified Financial Services — 6.4%
Ameriprise Financial, Inc.	22,464	2,344,567
The Charles Schwab Corp.	275,327	11,434,330
Intercontinental Exchange, Inc.	109,769	8,268,899
Mastercard, Inc. Class A	69,003	13,017,416
Raymond James Financial, Inc.	13,280	988,165
TD Ameritrade Holding Corp.	123,800	6,061,248
Visa, Inc. Class A	122,083	16,107,631

		58,222,256

Insurance — 2.4%
American International Group, Inc.	98,579	3,884,998
AXA Equitable Holdings, Inc.	23,772	395,328
Chubb Ltd.	63,071	8,147,512
Marsh & McLennan Cos., Inc.	52,810	4,211,598
Prudential Financial, Inc.	23,825	1,942,929
Willis Towers Watson PLC	23,657	3,592,552

		22,174,917

Real Estate Investment Trusts (REITS) — 1.2%
Crown Castle International Corp.	50,588	5,495,374
Prologis, Inc.	39,405	2,313,862
Public Storage	4,781	967,722
Ventas, Inc.	23,371	1,369,307
Weyerhaeuser Co.	51,103	1,117,112

		11,263,377

		142,409,713

Industrial — 9.0%
Aerospace & Defense — 4.0%
The Boeing Co.	80,056	25,818,060
Northrop Grumman Corp.	42,195	10,333,555

		36,151,615

Electronics — 2.8%
Agilent Technologies, Inc.	27,689	1,867,900
Corning, Inc.	196,073	5,923,366
Fortive Corp.	79,839	5,401,907
Honeywell International, Inc.	44,436	5,870,884
Keysight Technologies, Inc. (a)	66,704	4,140,984
TE Connectivity Ltd.	29,302	2,216,110

		25,421,151

Environmental Controls — 0.2%
Republic Services, Inc.	24,954	1,798,934

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.8%
Roper Technologies, Inc.	22,512	$5,999,898
Wabtec Corp. (b)	24,174	1,698,224

		7,698,122

Miscellaneous – Manufacturing — 0.7%
General Electric Co.	617,235	4,672,469
Illinois Tool Works, Inc.	13,668	1,731,599

		6,404,068

Packaging & Containers — 0.3%
Ball Corp.	56,471	2,596,536

Transportation — 0.2%
Kansas City Southern	21,857	2,086,251

		82,156,677

Technology — 12.9%
Computers — 0.4%
Apple, Inc.	22,371	3,528,801

Semiconductors — 2.3%
ASML Holding NV	20,689	3,219,622
Broadcom, Inc.	3,493	888,200
Maxim Integrated Products, Inc.	22,972	1,168,126
Micron Technology, Inc. (a)	1,166	36,997
NVIDIA Corp.	30,088	4,016,748
NXP Semiconductor NV	28,623	2,097,494
QUALCOMM, Inc.	77,122	4,389,013
Texas Instruments, Inc.	59,262	5,600,259

		21,416,459

Software — 10.2%
Activision Blizzard, Inc.	42,317	1,970,703
Electronic Arts, Inc. (a)	50,556	3,989,374
Fidelity National Information Services, Inc.	37,038	3,798,247
Fiserv, Inc. (a)	48,122	3,536,486
Intuit, Inc.	31,736	6,247,231
Microsoft Corp.	421,295	42,790,933
Red Hat, Inc. (a)	37,320	6,554,885
salesforce.com, Inc. (a)	45,528	6,235,970
ServiceNow, Inc. (a)	15,473	2,754,968
Splunk, Inc. (a)	28,602	2,998,920
Synopsys, Inc. (a)	39,857	3,357,554
VMware, Inc. Class A	29,795	4,085,788
Workday, Inc. Class A (a)	29,955	4,783,214

		93,104,273

		118,049,533

Utilities — 5.6%
Electric — 5.2%
Duke Energy Corp.	75,821	6,543,352
Entergy Corp.	58,861	5,066,166
Evergy, Inc.	62,795	3,564,872
NextEra Energy, Inc.	69,673	12,110,561

	Number of Shares	Value
PG&E Corp. (a)	68,630	$1,629,963
Sempra Energy	112,283	12,147,898
The Southern Co.	146,911	6,452,331

		47,515,143

Gas — 0.3%
NiSource, Inc. (c)	21,352	541,273
NiSource, Inc.	93,654	2,374,129

		2,915,402

Water — 0.1%
American Water Works Co., Inc.	9,625	873,661

TOTAL COMMON STOCK (Cost $970,636,431)		898,896,684

PREFERRED STOCK — 0.5%

Consumer, Non-cyclical — 0.1%
Health Care – Products — 0.1%
Becton Dickinson and Co. Convertible 6.125%	16,559	954,958

Industrial — 0.1%
Electronics — 0.1%
Fortive Corp. Convertible 5.000%	763	691,713

Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc. Convertible 6.123%	32,217	1,856,988
Sempra Energy Convertible 6.000%	9,105	865,976
Sempra Energy Convertible 6.750%	4,770	460,019

		3,182,983

TOTAL PREFERRED STOCK (Cost $4,980,900)		4,829,654

TOTAL EQUITIES (Cost $975,617,331)		903,726,338

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Lodging — 0.1%
Caesars Entertainment Corp., Convertible, 5.000% 10/01/24	$381,869	474,001

TOTAL CORPORATE DEBT (Cost $770,795)		474,001

TOTAL BONDS & NOTES (Cost $770,795)		474,001

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (e)	1,717,121	$1,717,121

TOTAL MUTUAL FUNDS (Cost $1,717,121)		1,717,121

TOTAL LONG-TERM INVESTMENTS (Cost $978,105,247)		905,917,460

SHORT-TERM INVESTMENTS — 2.0%
Mutual Fund — 1.5%
T. Rowe Price Government Reserve Investment Fund	13,863,687	13,863,687

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$4,153,766	4,153,766

TOTAL SHORT-TERM INVESTMENTS (Cost $18,017,453)		18,017,453

TOTAL INVESTMENTS — 101.1% (Cost $996,122,700) (g)		923,934,913

Other Assets/(Liabilities) — (1.1)%		(9,677,098)

NET ASSETS — 100.0%		$914,257,815

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $1,681,223 or 0.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $1,713,163 or 0.19% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $4,154,054. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $4,239,585.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.4%

CORPORATE DEBT — 14.2%
Advertising — 0.0%
The Interpublic Group of Cos., Inc. 3.500% 10/01/20	$40,000	$40,050

Agriculture — 0.3%
BAT Capital Corp. 2.297% 8/14/20	250,000	244,160
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	200,000	197,013

		441,173

Airlines — 0.2%
Delta Air Lines, Inc. 2.875% 3/13/20	250,000	248,339

Auto Manufacturers — 1.1%
Daimler Finance NA LLC 2.200% 5/05/20 (a)	235,000	231,149
Ford Motor Credit Co. LLC 2.021% 5/03/19	250,000	248,990
3.470% 4/05/21	245,000	238,120
General Motors Financial Co., Inc. 3.100% 1/15/19	250,000	249,990
Hyundai Capital America 2.000% 7/01/19 (a)	85,000	84,454
2.550% 2/06/19 (a)	65,000	64,962
2.600% 3/19/20 (a)	235,000	231,972
Nissan Motor Acceptance Corp. 3.650% 9/21/21 (a)	130,000	129,377

		1,479,014

Banks — 2.0%
Bangkok Bank PCL 3.875% 9/27/22 (b)	250,000	252,465
Bank of America Corp. 3.447% FRN 10/01/21 (c)	150,000	148,898
Capital One NA 2.350% 1/31/20	250,000	246,831
Citibank NA 2.125% 10/20/20	250,000	245,045
Citizens Bank NA/Providence RI 2.200% 5/26/20	350,000	344,985
Discover Bank 7.000% 4/15/20	250,000	260,273
The Goldman Sachs Group, Inc. 2.300% 12/13/19	350,000	346,439
Morgan Stanley 5.500% 7/24/20	325,000	335,035
Regions Bank/Birmingham AL 3.177% FRN 4/01/21 (c)	250,000	245,283

	Principal Amount	Value
SunTrust Bank/Atlanta GA 3.525% VRN 10/26/21 (c)	$225,000	$225,269

		2,650,523

Beverages — 0.2%
Keurig Dr Pepper, Inc. 3.551% 5/25/21 (a)	245,000	244,629

Biotechnology — 0.2%
Celgene Corp. 2.875% 8/15/20	325,000	322,729

Building Materials — 0.2%
Vulcan Materials Co. 3.388% FRN 3/01/21 (c)	240,000	238,198

Chemicals — 1.3%
Braskem Finance Ltd. 5.750% 4/15/21 (b)	250,000	256,752
CNAC HK Finbridge Co. Ltd. 4.125% 3/14/21 (b)	450,000	449,980
CNAC HK Synbridge Co. Ltd. 5.000% 5/05/20	200,000	200,614
INVISTA Finance LLC 4.250% 10/15/19 (a)	200,000	198,519
LyondellBasell Industries NV 5.000% 4/15/19	315,000	315,343
Syngenta Finance NV 3.698% 4/24/20 (a)	245,000	243,225

		1,664,433

Commercial Services — 0.2%
Equifax, Inc. 3.600% 8/15/21	25,000	24,963
ERAC USA Finance LLC 2.350% 10/15/19 (a)	250,000	248,309

		273,272

Computers — 0.2%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	135,000	134,601
Hewlett Packard Enterprise Co. 2.100% 10/04/19 (a)	100,000	98,873

		233,474

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	320,000	319,976
Capital One Bank USA NA 8.800% 7/15/19	250,000	256,848
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	315,000	303,993
International Lease Finance Corp. 6.250% 5/15/19	325,000	327,875

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Synchrony Financial 2.700% 2/03/20	$265,000	$260,498

		1,469,190

Electric — 0.4%
Exelon Generation Co. LLC 2.950% 1/15/20	225,000	223,917
Mississippi Power Co. 3.472% FRN 3/27/20 (c)	70,000	69,882
State Grid Overseas Investment Ltd. 2.125% 5/18/21 (b)	200,000	194,009

		487,808

Electronics — 0.2%
Keysight Technologies, Inc. 3.300% 10/30/19	315,000	314,046

Engineering & Construction — 0.2%
CSCEC Finance Cayman I Ltd. 2.950% 11/19/20 (b)	250,000	247,043

Foods — 0.5%
General Mills, Inc. 2.976% FRN 4/16/21 (c)	165,000	162,441
Kraft Heinz Foods Co. 3.188% FRN 2/10/21 (c)	200,000	198,339
The Kroger Co. 1.500% 9/30/19	225,000	221,880

		582,660

Health Care – Products — 0.3%
Becton Dickinson and Co. 2.404% 6/05/20	200,000	196,879
3.678% FRN 12/29/20 (c)	165,000	163,341

		360,220

Health Care – Services — 0.1%
Anthem, Inc. 2.500% 11/21/20	150,000	147,940

Insurance — 0.4%
AIA Group Ltd. 3.312% FRN 9/20/21 (a) (c)	300,000	298,555
CNA Financial Corp. 5.875% 8/15/20	210,000	217,852

		516,407

Internet — 0.8%
Alibaba Group Holding Ltd. 2.500% 11/28/19	350,000	348,090
Baidu, Inc. 2.750% 6/09/19	400,000	399,140
Tencent Holdings Ltd. 2.875% 2/11/20 (a)	250,000	248,980

		996,210

	Principal Amount	Value
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 4.375% 11/06/20	$345,000	$346,897

Media — 0.6%
Comcast Corp. 3.450% 10/01/21	245,000	247,484
Time Warner Cable, Inc. 8.250% 4/01/19	375,000	379,208
8.750% 2/14/19	133,000	133,743

		760,435

Oil & Gas — 0.8%
CNOOC Finance Ltd. 4.250% 1/26/21 (b)	200,000	202,794
Encana Corp. 6.500% 5/15/19	200,000	202,056
Phillips 66 3.289% FRN 2/26/21 (c)	105,000	103,826
PTTEP Canada International Finance Ltd. 5.692% 4/05/21 (b)	240,000	251,147
Reliance Holding USA, Inc. 4.500% 10/19/20 (b)	250,000	252,880

		1,012,703

Pharmaceuticals — 0.6%
CVS Health Corp. 3.125% 3/09/20	125,000	124,752
3.350% 3/09/21	205,000	204,415
3.397% FRN 3/09/20 (c)	95,000	94,827
3.487% FRN 3/09/21 (c)	105,000	104,154
Medco Health Solutions, Inc. 4.125% 9/15/20	250,000	252,696

		780,844

Pipelines — 0.4%
Plains All American Pipeline LP/PAA Finance Corp. 2.600% 12/15/19	225,000	221,677
Sabine Pass Liquefaction LLC 5.625% STEP 2/01/21	200,000	206,065
Williams Cos., Inc. 5.250% 3/15/20	110,000	112,187

		539,929

Real Estate — 0.2%
China Overseas Finance Cayman VI Ltd. 4.250% 5/08/19 (b)	200,000	200,531

Real Estate Investment Trusts (REITS) — 0.7%
American Tower Corp. 2.800% 6/01/20	185,000	183,578
Digital Realty Trust LP 3.400% 10/01/20	165,000	164,473
SBA Tower Trust 3.448% 3/15/48 (a)	130,000	129,201

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vereit Operating Partnership LP 3.000% 2/06/19	$235,000	$234,859
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.700% 9/17/19 (a)	200,000	199,114

		911,225

Retail — 0.2%
Dollar Tree, Inc. 3.149% FRN 4/17/20 (c)	190,000	188,788
QVC, Inc. 3.125% 4/01/19	125,000	124,715

		313,503

Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21 (a)	120,000	119,039

Telecommunications — 0.2%
Axiata SPV2 Bhd 3.466% 11/19/20 (b)	200,000	199,650

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.500% 6/15/19 (a)	225,000	223,934
3.200% 7/15/20 (a)	50,000	49,751

		273,685

TOTAL CORPORATE DEBT (Cost $18,542,746)		18,415,799

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Automobile ABS — 2.2%
Ally Auto Receivables Trust, Series 2016-3, Class C 2.320% 10/15/21	215,000	213,337
Americredit Automobile Receivables Trust, Series 2016-4, Class C 2.410% 7/08/22	99,000	97,779
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630% 12/20/21 (a)	375,000	370,714
Series 2017-2A, Class A, 2.970% 3/20/24 (a)	310,000	303,041
CarMax Auto Owner Trust, Series 2017-2, Class B 2.410% 12/15/22	380,000	374,381
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730% 9/20/21	375,000	371,912
Hyundai Auto Lease Securitization Trust Series 2016-C, Class B, 1.860% 5/17/21 (a)	353,000	351,456

	Principal Amount	Value
Series 2018-A, Class A3, 2.810% 4/15/21 (a)	$215,000	$214,357
Santander Drive Auto Receivables Trust Series 2017-1, Class C, 2.580% 5/16/22	84,000	83,559
Series 2018-4, Class B, 3.270% 1/17/23	50,000	50,101
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class B 2.480% 8/15/22	480,000	476,703

		2,907,340

Commercial MBS — 0.5%
BX Commercial Mortgage Trust, Series 2018-IND, Class A, 3.205% FRN 11/15/35 (a) (c)	194,709	192,797
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	250,967
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	101,393
RETL, Series 2018-RVP, Class A, 3.555% FRN 3/15/33 (a) (c)	162,014	160,371

		705,528

Other ABS — 1.8%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3.695% FRN 11/20/28 (a) (c)	250,000	247,250
CIFC Funding Ltd., Series 2015-4A, Class A1R, 3.766% FRN 10/20/27 (a) (c) (g)	250,000	250,000
Hardee’s Funding LLC, Series 2018-1A, Class AI 4.250% 6/20/48 (a)	94,763	96,977
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (a)	90,223	88,699
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R, 3.436% FRN 7/15/27 (a) (c)	250,000	243,082
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3.625% FRN 10/17/29 (a) (c)	250,000	248,063
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (c)	245,292	238,355
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (c)	261,127	256,707
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (c)	211,443	209,148

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (c)	$193,803	$192,863
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (c)	114,817	115,125
Verizon Owner Trust, Series 2016-2A, Class B 2.150% 5/20/21 (a)	155,000	153,873

		2,340,142

Student Loans ABS — 0.4%
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	311,761	306,232
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	180,000	176,604

		482,836

WL Collateral CMO — 2.7%
COLT Mortgage Loan Trust Series 2018-3, Class A2, 3.763% VRN 10/26/48 (a) (c)	215,920	217,074
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (a) (c)	206,532	207,634
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766% VRN 6/25/48 (a) (c)	260,498	261,232
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750% VRN 3/25/57 (a) (c)	240,290	241,564
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (c)	381,539	374,108
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (c)	269,167	268,448
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (c)	119,305	119,633
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (c)	172,272	174,182
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (c)	150,239	152,624
Verus Securitization Trust Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (a) (c)	325,246	319,818
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (a) (c)	234,287	235,302
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (a) (c)	249,186	249,445
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (a) (c)	306,249	309,048
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (a) (c) (d) (e)	315,000	314,995

		3,445,107

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,018,780)		9,880,953

	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.4%
Whole Loans — 2.4%
Connecticut Avenue Securities Trust (a) (c) Series 2018-R07, Class 1M1 3.256% 4/25/31	$122,833	$122,672
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, 2.956% FRN 7/25/30 (c)	436,772	434,438
Series 2018-HQA1, Class M1, 3.206% FRN 9/25/30 (c)	355,156	354,479
Series 2017-DNA3, Class M1, 3.256% FRN 3/25/30 (c)	435,869	434,969
Series 2018-DNA3, Class M1, 3.256% FRN 9/25/48 (a) (c)	225,000	224,684
Series 2017-HQA2, Class M1, 1 mo. USD LIBOR + .800% 3.306% FRN 12/25/29	349,952	349,806
Series 2018-DNA2, Class M1, 3.306% FRN 12/25/30 (a) (c)	325,000	324,750
Series 2018-SPI1, Class M1, 3.745% VRN 2/25/48 (a) (c)	158,481	157,698
Series 2018-SPI2, Class M1 3.819% FRN 5/25/48 (a) (c)	63,287	62,962
Series 2018-SPI3, Class M1, 4.167% VRN 8/25/48 (a) (c)	81,357	81,697
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C02, Class 2M1, 3.156% FRN 8/25/30 (c)	140,202	139,986
Series 2018-C03, Class 1M1, 3.186% FRN 10/25/30 (c)	66,101	65,984
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 3.656% FRN 9/25/29	308,110	308,904

		3,063,029

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,072,843)		3,063,029

U.S. TREASURY OBLIGATIONS — 73.2%
U.S. Treasury Bonds & Notes — 73.2%
U.S. Treasury Inflation Index 0.125% 4/15/20	7,997,613	7,817,771
0.125% 4/15/21 (f)	5,996,253	5,830,654
0.125% 1/15/22	4,237,468	4,113,171
0.125% 4/15/22	18,996,261	18,376,409

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.125% 7/15/22	$12,325,528	$11,971,599
0.125% 1/15/23	801,263	773,901
0.125% 7/15/24	596,484	571,985
0.250% 1/15/25	7,515,618	7,196,836
0.375% 7/15/23	298,799	292,151
0.625% 7/15/21	17,839,164	17,644,273
0.625% 4/15/23	3,626,325	3,566,075
0.625% 1/15/24 (h)	13,294,455	13,086,641
1.250% 7/15/20	3,594,450	3,587,068

		94,828,534

TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,683,466)		94,828,534

TOTAL BONDS & NOTES (Cost $127,317,835)		126,188,315

TOTAL LONG-TERM INVESTMENTS (Cost $127,317,835)		126,188,315

SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper — 0.9%
Cigna Corp. 3.166% 2/20/19 (a)	315,000	313,712
Enable Midstream 3.592% 1/17/19 (a)	320,000	319,551
Humana, Inc. . 3.215% 2/11/19 (a)	250,000	249,119
So. Calif Edison 3.305% 1/22/19 (a)	330,000	329,446

		1,211,828

Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (i)	3,553,304	3,553,304

TOTAL SHORT-TERM INVESTMENTS (Cost $4,764,923)		4,765,132

TOTAL INVESTMENTS — 101.1% (Cost $132,082,758) (j)		130,953,447

Other Assets/(Liabilities) — (1.1)%		(1,438,809)

NET ASSETS — 100.0%		$129,514,638

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $13,422,769 or 10.36% of net assets.

(b)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, these securities amounted to a value of $2,507,251 or 1.94% of net assets.

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $314,995 or 0.24% of net assets.

(e)	Investment was valued using significant unobservable inputs.
(f)	A portion of this security is pledged/open futures contracts. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(i)

Maturity value of $3,553,550. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $3,628,250.

(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
CAD	325,000	Bank of America N.A.	1/25/19	$249,019	$10,818

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	3/29/19	83	$17,506,634	$115,304
U.S. Treasury Note 5 Year	3/29/19	44	4,997,260	48,990

				$164,294

Short
U.S. Treasury Note 10 Year	3/20/19	6	$(714,648)	$(17,446)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps

Bank of America N.A.	USD	11,100,000	2/21/20	Maturity	Fixed 2.12%	U.S. Consumer Price Index	$(125,768)	$-	$(125,768)

Bank of America N.A.	USD	7,500,000	2/21/21	Maturity	Fixed 2.17%	U.S. Consumer Price Index	(103,277)	-	(103,277)

Bank of America N.A.	USD	1,875,000	8/03/21	Maturity	Fixed 2.21%	U.S. Consumer Price Index	(34,253)	-	(34,253)

Bank of America N.A.	USD	1,700,000	6/05/23	Maturity	Fixed 2.29%	U.S. Consumer Price Index	(39,952)	-	(39,952)

Barclays Bank PLC	USD	500,000	5/25/20	Maturity	Fixed 2.24%	U.S. Consumer Price Index	(7,500)	-	(7,500)

Barclays Bank PLC	USD	5,200,000	12/24/20	Maturity	Fixed 1.47%	U.S. Consumer Price Index	(8,946)	-	(8,946)

							$(319,696)	$-	$(319,696)

Collateral for swap agreements received from Bank of America N.A. amounted to $261,384 in securities at December 31, 2018.

Currency Legend

CAD	Canadian Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 95.4%
Australia — 11.0%
ALS Ltd.	19,671	$93,929
Alumina Ltd.	171,731	275,696
BHP Group Ltd.	83,846	2,022,909
BlueScope Steel Ltd.	17,375	134,110
Charter Hall Retail	40,526	127,955
Evolution Mining Ltd.	251,351	656,317
Fortescue Metals Group Ltd.	87,304	255,853
Goodman Group	22,519	168,554
Incitec Pivot Ltd.	33,082	76,423
Independence Group NL	59,517	160,117
New South Resources Ltd. (a)	67,639	83,609
Northern Star Resources Ltd.	128,707	842,589
Orora Ltd.	38,239	82,677
OZ Minerals Ltd.	21,794	135,074
Regis Resources Ltd.	87,899	300,154
Sandfire Resources NL	14,165	66,642
Saracen Mineral Holdings Ltd. (a)	241,626	501,854
Scentre Group	96,446	264,910
South32 Ltd.	224,353	529,316
Western Areas Ltd.	53,779	75,049

		6,853,737

Austria — 0.1%
voestalpine AG	2,968	88,766

Belgium — 0.3%
Umicore SA	5,014	199,422

Bermuda — 0.7%
Hongkong Land Holdings Ltd.	43,600	274,851
Kosmos Energy Ltd. (a)	19,999	81,396
Petra Diamonds Ltd. (a)	176,680	84,438

		440,685

Brazil — 1.1%
Iguatemi Empresa de Shopping Centers SA	8,100	86,828
Vale SA	43,009	568,375

		655,203

Canada — 9.2%
Alamos Gold, Inc. Class A	15,422	55,466
Allied Properties	3,784	122,844
B2Gold Corp. (a)	89,417	261,334
Barrick Gold Corp.	39,629	534,986
Canadian Apartment Properties	4,423	143,524
Canadian Natural Resources Ltd.	3,285	79,267
Centerra Gold, Inc. (a)	14,704	63,116
Crew Energy, Inc. (a)	4,471	2,816
Detour Gold Corp. (a)	6,623	55,936
Dundee Precious Metals, Inc. (a)	20,323	53,591

	Number of Shares	Value
Enbridge, Inc.	3,284	$102,067
Encana Corp.	15,617	90,266
First Majestic Silver Corp. (a)	19,114	112,287
First Quantum Minerals Ltd.	21,887	176,994
Fortuna Silver Mines, Inc. (a)	60,901	223,048
Franco-Nevada Corp.	13,972	979,739
Guyana Goldfields, Inc. (a)	23,826	27,924
Hudbay Minerals, Inc.	14,359	67,945
Kelt Exploration Ltd. (a)	9,331	31,714
Kirkland Lake Gold Ltd.	33,256	867,209
Labrador Iron Ore Royalty Corp.	3,769	66,921
Lucara Diamond Corp.	41,300	44,773
Lundin Mining Corp.	40,444	167,085
New Gold, Inc. (a)	21,300	16,120
Osisko Gold Royalties Ltd. (b)	10,515	92,195
SEMAFO, Inc. (a)	52,891	114,290
Seven Generations Energy Ltd. Class A (a)	15,416	125,794
Silvercorp Metals, Inc.	18,400	38,412
Suncor Energy, Inc.	3,431	95,965
Teck Resources Ltd. Class B	22,405	482,604
TransCanada Corp.	11,173	398,876

		5,695,108

Finland — 0.4%
Kojamo OYJ (a)	13,274	123,299
Wartsila OYJ Abp	8,046	127,690

		250,989

France — 2.3%
Air Liquide SA	1,015	125,662
Gecina SA	1,582	204,223
Legrand SA	1,113	62,644
Total SA	15,200	802,986
Unibail Rodamco Westfield	1,535	237,109

		1,432,624

Germany — 0.7%
Aurubis AG	2,614	129,442
BASF SE	1,511	104,562
Salzgitter AG	2,314	67,791
SGL Carbon SE (a)	3,585	25,016
Symrise AG	1,293	95,551

		422,362

Hong Kong — 1.2%
Hang Lung Properties Ltd.	93,000	177,265
Hysan Development Co. Ltd.	39,000	184,920
Sun Hung Kai Properties Ltd.	28,500	404,101

		766,286

Ireland — 0.5%
Linde PLC	1,279	199,575
Pentair PLC	2,138	80,774

		280,349

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 2.8%
Hoshino Resorts REIT, Inc.	20	$94,762
Mitsubishi Estate Co. Ltd.	20,100	314,986
Mitsui Fudosan Co. Ltd.	16,000	354,518
Mitsui Fudosan Logistics Park, Inc.	65	183,633
Nippon Accommodations Fund, Inc.	56	270,256
Nippon Steel & Sumitomo Metal Corp.	16,500	282,147
Sumitomo Metal Mining Co. Ltd.	4,800	127,665
Topy Industries Ltd.	4,100	83,706

		1,711,673

Luxembourg — 1.4%
ADO Properties SA (c)	3,276	171,287
APERAM SA	2,433	63,881
ArcelorMittal	13,209	272,543
Orion Engineered Carbons SA	1,893	47,855
Shurgard Self Storage SA (a)	3,835	106,488
Tenaris SA	7,719	82,742
Ternium SA Sponsored ADR	4,069	110,270

		855,066

Mexico — 0.1%
Concentradora Fibra Danhos SA de CV	76,200	89,803

Netherlands — 1.1%
Akzo Nobel NV	1,941	156,023
Koninklijke DSM NV	1,572	127,908
Koninklijke Vopak NV	2,804	127,022
Schlumberger Ltd.	7,873	284,058

		695,011

Norway — 0.5%
Norsk Hydro ASA	43,930	198,832
Yara International ASA	2,842	109,086

		307,918

Portugal — 0.3%
Galp Energia SGPS SA	12,674	200,696

Republic of Korea — 0.8%
POSCO	2,268	496,460

Singapore — 0.5%
CapitaLand Commercial Trust	86,900	111,346
CapitaLand Mall Trust	115,500	191,100

		302,446

Spain — 0.6%
Acerinox SA	14,032	139,270
Inmobiliaria Colonial SA	18,620	173,071
Vidrala SA	853	72,040

		384,381

Sweden — 1.7%
Boliden AB	24,124	524,688
Hufvudstaden AB Class A	15,129	234,121

	Number of Shares	Value
Lundin Petroleum AB	3,692	$92,305
Sandvik AB	5,210	74,547
SSAB AB Class A	33,341	115,166

		1,040,827

Switzerland — 0.5%
PSP Swiss Property AG Registered	3,147	309,850

United Kingdom — 11.1%
Anglo American PLC	31,840	703,857
Antofagasta PLC	26,741	265,017
BP PLC	63,016	397,594
Cairn Energy PLC (a)	37,029	70,662
Centamin PLC	290,665	405,183
Croda International PLC	3,118	185,209
Derwent London PLC	6,034	219,003
Glencore PLC	268,879	991,723
Great Portland Estates PLC	27,711	232,220
Highland Gold Mining Ltd.	31,026	56,013
KAZ Minerals PLC	12,322	83,569
Mondi PLC	3,352	69,360
Randgold Resources Ltd. (d)	12,766	1,075,632
Rio Tinto PLC	34,485	1,644,275
Shaftesbury PLC	16,001	169,219
Tullow Oil PLC (a)	23,408	53,265
The UNITE Group PLC	16,901	173,395
Victrex PLC	2,616	76,299

		6,871,495

United States — 46.5%
Acadia Realty Trust	18,730	445,025
AGCO Corp.	1,140	63,464
Air Products & Chemicals, Inc.	3,385	541,769
Alexander & Baldwin, Inc.	8,367	153,785
Alexandria Real Estate Equities, Inc.	4,109	473,521
American Campus Communities, Inc.	11,693	483,973
American Electric Power Co., Inc.	2,170	162,186
Atmos Energy Corp.	3,411	316,268
AvalonBay Communities, Inc.	7,366	1,282,052
Avery Dennison Corp.	810	72,762
Baker Hughes a GE Co.	4,731	101,717
Ball Corp.	6,128	281,765
Boston Properties, Inc.	4,037	454,364
Cabot Oil & Gas Corp.	6,454	144,247
Cal-Maine Foods, Inc.	1,944	82,231
Calyxt, Inc. (a)	994	10,298
Camden Property Trust	6,944	611,419
Centennial Resource Development, Inc. Class A (a)	10,298	113,484
CF Industries Holdings, Inc.	3,444	149,848
Chevron Corp.	2,697	293,407
CMS Energy Corp.	3,170	157,391
Concho Resources, Inc. (a)	4,613	474,170
ConocoPhillips	2,013	125,511
Continental Resources, Inc. (a)	4,170	167,592

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CubeSmart	11,400	$327,066
Diamondback Energy, Inc.	3,288	304,798
Douglas Emmett, Inc.	21,408	730,655
DowDuPont, Inc.	4,196	224,402
Dril-Quip, Inc. (a)	2,279	68,438
Duke Energy Corp.	2,423	209,105
Duke Realty Corp.	3,377	87,464
EastGroup Properties, Inc.	2,433	223,179
EOG Resources, Inc.	5,328	464,655
Equity Residential	21,046	1,389,247
Essex Property Trust, Inc.	3,554	871,476
Evergy, Inc.	2,066	117,287
Exxon Mobil Corp.	5,335	363,794
Federal Realty Investment Trust	4,168	491,991
First Industrial Realty Trust, Inc.	4,040	116,594
Flowserve Corp.	1,500	57,030
Freeport-McMoRan, Inc.	29,098	300,000
Halliburton Co.	3,771	100,233
Healthcare Realty Trust, Inc.	12,727	361,956
Helix Energy Solutions Group, Inc. (a)	3,644	19,714
Highwoods Properties, Inc.	3,631	140,483
Hilton Worldwide Holdings, Inc.	5,908	424,194
Host Hotels & Resorts, Inc.	16,100	268,387
Hudson Pacific Properties, Inc.	9,450	274,617
International Paper Co.	1,500	60,540
Jacobs Engineering Group, Inc.	1,310	76,583
Jagged Peak Energy, Inc. (a)	6,518	59,444
JBG SMITH Properties	10,710	372,815
Kilroy Realty Corp.	5,924	372,501
Kimco Realty Corp.	15,021	220,058
The Macerich Co.	14,216	615,269
Magnolia Oil & Gas Corp. (a)	6,800	76,228
Marathon Petroleum Corp.	2,294	135,369
Martin Marietta Materials, Inc.	458	78,716
Mueller Water Products, Inc. Class A	5,014	45,627
NextEra Energy, Inc.	196	34,069
NiSource, Inc.	9,643	244,450
Noble Energy, Inc.	3,024	56,730
Nucor Corp.	8,368	433,546
Occidental Petroleum Corp.	8,197	503,132
Oil States International, Inc. (a)	3,716	53,065
Paramount Group, Inc.	9,242	116,080
Pebblebrook Hotel Trust	4,278	121,110
Phillips 66	1,433	123,453
Pioneer Natural Resources Co.	833	109,556
Plains GP Holdings LP Class A	4,569	91,837
PPG Industries, Inc.	2,348	240,036
Prologis, Inc.	27,173	1,595,599
PS Business Parks, Inc.	1,161	152,091
Public Storage	3,821	773,409
Quaker Chemical Corp.	451	80,147
Rayonier, Inc.	5,179	143,407

	Number of Shares	Value
Regency Centers Corp.	9,717	$570,194
Reliance Steel & Aluminum Co.	1,442	102,627
Royal Gold, Inc.	336	28,778
RPM International, Inc.	4,073	239,411
Sanderson Farms, Inc.	1,020	101,276
Sempra Energy	907	98,128
The Sherwin-Williams Co.	545	214,436
Simon Property Group, Inc.	7,308	1,227,671
SL Green Realty Corp.	10,058	795,387
Southern Copper Corp.	3,498	107,633
Steel Dynamics, Inc.	7,326	220,073
Sunstone Hotel Investors, Inc.	27,858	362,433
Terreno Realty Corp.	12,191	428,758
The Toro Co.	1,601	89,464
Urban Edge Properties	22,878	380,232
Valero Energy Corp.	3,761	281,962
Valmont Industries, Inc.	414	45,933
Vornado Realty Trust	10,509	651,873
Vulcan Materials Co.	798	78,842
Weingarten Realty Investors	4,317	107,105
Weyerhaeuser Co.	14,040	306,914
Worthington Industries, Inc.	2,684	93,511
WPX Energy, Inc. (a)	7,500	85,125
Xcel Energy, Inc.	1,400	68,978
Xylem, Inc.	1,300	86,736

		28,857,361

TOTAL COMMON STOCK (Cost $65,666,566)		59,208,518

PREFERRED STOCK — 0.6%
Germany — 0.1%
Henkel AG & Co. KGaA 1.880%	700	76,440

United States — 0.5%
DTE Energy Co. Convertible 6.500%	1,323	68,346
International Flavors & Fragrances, Inc. Convertible 6.000%	941	47,709
NextEra Energy, Inc. Convertible 6.123%	2,445	140,930
Sempra Energy Convertible 6.000%	404	38,424

		295,409

TOTAL PREFERRED STOCK (Cost $387,482)		371,849

TOTAL EQUITIES (Cost $66,054,048)		59,580,367

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (e)	95,312	$95,312

TOTAL MUTUAL FUNDS (Cost $95,312)		95,312

TOTAL LONG-TERM INVESTMENTS (Cost $66,149,360)		59,675,679

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$2,538,513	2,538,513

TOTAL SHORT-TERM INVESTMENTS (Cost $2,538,513)		2,538,513

TOTAL INVESTMENTS — 100.2% (Cost $68,687,873) (g)		62,214,192

Other Assets/(Liabilities) — (0.2)%		(134,700)

NET ASSETS — 100.0%		$62,079,492

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $90,428 or 0.15% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $171,287 or 0.28% of net assets.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $1,075,632 or 1.73% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $2,538,690. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,589,477.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.3%
Basic Materials — 4.0%
Chemicals — 1.4%
AgroFresh Solutions, Inc. (a)	40,590	$153,835
Air Products & Chemicals, Inc.	9,083	1,453,733
American Vanguard Corp.	11,822	179,575
CF Industries Holdings, Inc.	2,830	123,133
FMC Corp.	3,123	230,977
GCP Applied Technologies, Inc. (a)	31,831	781,451
Hawkins, Inc.	3,804	155,774
Minerals Technologies, Inc.	8,029	412,209
Oil-Dri Corp. of America	3,914	103,721
Orion Engineered Carbons SA	3,632	91,817
PolyOne Corp.	6,125	175,175
PPG Industries, Inc.	5,562	568,603
Quaker Chemical Corp.	1,742	309,571
RPM International, Inc.	18,134	1,065,917
Valvoline, Inc.	31,996	619,123

		6,424,614

Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	5,788	141,053

Iron & Steel — 0.3%
Carpenter Technology Corp.	8,204	292,144
Nucor Corp.	13,964	723,475
Reliance Steel & Aluminum Co.	2,846	202,550

		1,218,169

Mining — 2.2%
Barrick Gold Corp.	128,334	1,737,642
Cameco Corp.	97,540	1,107,079
Cia de Minas Buenaventura SA Sponsored ADR	43,175	700,299
Constellium NV Class A (a)	29,060	203,129
Franco-Nevada Corp.	9,287	651,669
Franco-Nevada Corp.	25,946	1,819,375
Freeport-McMoRan, Inc.	33,185	342,137
NAC Kazatomprom JSC (a) (b) (c)	23,248	316,452
New Gold, Inc. (a)	60,335	46,405
Newmont Mining Corp.	75,388	2,612,194
Northern Star Resources Ltd.	24,502	160,404
Osisko Gold Royalties Ltd. (d)	26,565	232,920
Petra Diamonds Ltd. (a)	305,529	146,017

		10,075,722

		17,859,558

Communications — 4.9%
Advertising — 0.0%
Quotient Technology, Inc. (a)	12,801	136,714

Internet — 2.9%
Anaplan, Inc. (a)	1,829	48,542

	Number of Shares	Value
ANGI Homeservices, Inc. (a)	24,611	$395,499
Despegar.com Corp. (a)	2,551	31,658
Etsy, Inc. (a)	5,094	242,322
Eventbrite, Inc. Class A (a)	2,566	71,360
Everquote, Inc. Class A (a)	1,909	7,980
Farfetch Ltd. Class A (a)	8,683	153,776
GrubHub, Inc. (a)	9,853	756,809
IAC/InterActiveCorp (a)	16,176	2,960,855
Liberty Expedia Holdings, Inc. Class A (a)	11,731	458,799
MercadoLibre, Inc.	1,451	424,925
Netflix, Inc. (a)	645	172,641
Okta, Inc. (a)	5,194	331,377
Proofpoint, Inc. (a)	12,100	1,014,101
Q2 Holdings, Inc. (a)	5,667	280,800
Shopify, Inc. Class A (a)	11,627	1,609,758
Symantec Corp.	47,867	904,447
Tucows, Inc. Class A (a)	2,202	132,252
Twilio, Inc. Class A (a)	5,795	517,493
Upwork, Inc. (a)	2,907	52,646
Wayfair, Inc. Class A (a)	350	31,528
Wix.com Ltd. (a)	8,371	756,236
Zendesk, Inc. (a)	15,791	921,721
Zillow Group, Inc. Class A (a)	11,522	362,136
Zillow Group, Inc. Class C (a)	13,089	413,351

		13,053,012

Media — 1.5%
Cable One, Inc.	3,004	2,463,580
CBS Corp. Class B	11,632	508,551
MSG Networks, Inc. Class A (a)	4,505	106,138
News Corp. Class A	121,934	1,383,951
Saga Communications, Inc. Class A	4,005	133,086
Scholastic Corp.	13,792	555,266
Viacom, Inc. Class B	54,861	1,409,928

		6,560,500

Telecommunications — 0.5%
GCI Liberty, Inc. Class A (a)	32,680	1,345,109
GTT Communications, Inc. (a) (d)	15,895	376,076
Harmonic, Inc. (a)	93,491	441,277
Maxar Technologies Ltd.	8,758	104,746

		2,267,208

		22,017,434

Consumer, Cyclical — 10.3%
Airlines — 0.3%
Alaska Air Group, Inc.	5,469	332,789
Allegiant Travel Co.	1,082	108,438
Hawaiian Holdings, Inc.	9,002	237,743
United Continental Holdings, Inc. (a)	8,844	740,508

		1,419,478

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.4%
Allbirds, Inc. (a) (c) (e)	2,546	$139,612
Canada Goose Holdings, Inc. (a)	8,361	365,543
Crocs, Inc. (a)	5,006	130,056
Ralph Lauren Corp.	9,027	933,933
Steven Madden Ltd.	10,021	303,236

		1,872,380

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	8,808	160,217
Ferrari NV	1,374	136,631
REV Group, Inc. (d)	8,561	64,293

		361,141

Auto Parts & Equipment — 0.7%
Aptiv PLC	17,022	1,048,045
Garrett Motion, Inc. (a)	17,575	216,875
Gentherm, Inc. (a)	9,035	361,219
Horizon Global Corp. (a)	16,717	23,905
Methode Electronics, Inc.	4,475	104,223
Uni-Select, Inc.	9,064	128,869
Visteon Corp. (a)	13,509	814,323
WABCO Holdings, Inc. (a)	4,454	478,092
Westport Innovations, Inc. (a)	13,212	17,572

		3,193,123

Distribution & Wholesale — 0.8%
Dorman Products, Inc. (a)	4,184	376,644
HD Supply Holdings, Inc. (a)	8,855	332,240
KAR Auction Services, Inc.	18,121	864,734
Pool Corp.	5,529	821,886
SiteOne Landscape Supply, Inc. (a)	12,308	680,263
Watsco, Inc.	2,930	407,680

		3,483,447

Entertainment — 0.8%
Marriott Vacations Worldwide Corp.	3,433	242,061
Red Rock Resorts, Inc. Class A	4,815	97,792
Vail Resorts, Inc.	15,884	3,348,665

		3,688,518

Food Services — 0.1%
Aramark	21,577	625,086

Home Builders — 0.3%
Cavco Industries, Inc. (a)	3,275	426,995
LCI Industries	4,073	272,076
Skyline Champion Corp.	10,022	147,223
TRI Pointe Group, Inc. (a)	41,842	457,333

		1,303,627

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	7,120	294,768

Housewares — 0.3%
The Toro Co.	26,922	1,504,401

	Number of Shares	Value
Leisure Time — 0.4%
Lindblad Expeditions Holdings, Inc. (a)	11,199	$150,738
Norwegian Cruise Line Holdings Ltd. (a)	38,335	1,625,021

		1,775,759

Lodging — 0.8%
Boyd Gaming Corp.	2,000	41,560
Hilton Worldwide Holdings, Inc.	11,418	819,812
Marriott International, Inc. Class A	9,142	992,456
MGM Resorts International	52,716	1,278,890
The St. Joe Co. (a)	40,723	536,322

		3,669,040

Retail — 5.0%
A Place for Rover, Inc. (a) (c) (e)	1,096	7,426
Beacon Roofing Supply, Inc. (a)	5,785	183,500
BJ’s Wholesale Club Holdings, Inc. (a)	6,523	144,550
Boot Barn Holdings, Inc. (a)	5,664	96,458
Burlington Stores, Inc. (a)	22,964	3,735,554
CarMax, Inc. (a)	12,583	789,332
Casey’s General Stores, Inc.	12,411	1,590,346
Chuy’s Holdings, Inc. (a)	7,507	133,174
Darden Restaurants, Inc.	3,779	377,371
Denny’s Corp. (a)	30,537	495,005
Dollar General Corp.	14,429	1,559,486
Dollar Tree, Inc. (a)	12,373	1,117,529
Dunkin’ Brands Group, Inc.	29,693	1,903,915
Express, Inc. (a)	17,312	88,464
Fiesta Restaurant Group, Inc. (a)	17,830	276,543
Five Below, Inc. (a)	2,515	257,335
Floor & Decor Holdings, Inc. Class A (a)	901	23,336
The Gap, Inc.	9,928	255,745
Lojas Renner SA	9,533	104,646
Lumber Liquidators Holdings, Inc. (a)	18,164	172,921
Luxfer Holdings PLC	18,550	327,036
The Michaels Cos., Inc. (a)	38,720	524,269
National Vision Holdings, Inc. (a)	12,798	360,520
O’Reilly Automotive, Inc. (a)	2,250	774,742
Ollie’s Bargain Outlet Holdings, Inc. (a)	9,152	608,700
Papa John’s International, Inc.	9,121	363,107
Party City Holdco, Inc. (a)	14,399	143,702
PriceSmart, Inc.	3,110	183,801
Raia Drogasil SA	2,016	29,676
Red Robin Gourmet Burgers, Inc. (a)	10,189	272,250
RH (a)	9,304	1,114,805
Sportsman’s Warehouse Holdings, Inc. (a)	30,925	135,452
Tapestry, Inc.	53,907	1,819,361
Tiffany & Co.	11,958	962,739
Tuesday Morning Corp. (a)	34,435	58,540

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,236	$547,462
Wingstop, Inc.	9,578	614,812
Winmark Corp.	1,891	300,669

		22,454,279

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	22,222	705,549

Textiles — 0.0%
Culp, Inc.	8,394	158,647
JG Boswell Co.	77	42,350

		200,997

Toys, Games & Hobbies — 0.0%
Mattel, Inc. (a) (d)	2,883	28,801

		46,580,394

Consumer, Non-cyclical — 27.0%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	23,963	981,764
Bunge Ltd.	46,832	2,502,702

		3,484,466

Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a)	5,026	1,210,462
Carlsberg A/S Class B	15,796	1,680,513
Coca-Cola Bottling Co. Consolidated	1,558	276,358
Molson Coors Brewing Co. Class B	3,301	185,384

		3,352,717

Biotechnology — 2.6%
Abcam PLC	57,403	794,632
Abeona Therapeutics, Inc. (a)	5,493	39,220
ACADIA Pharmaceuticals, Inc. (a)	8,698	140,647
Acceleron Pharma, Inc. (a)	9,480	412,854
Alder Biopharmaceuticals, Inc. (a)	17,076	175,029
Allakos, Inc. (a)	1,148	60,006
Allogene Therapeutics, Inc. (a)	2,984	80,359
Alnylam Pharmaceuticals, Inc. (a)	6,357	463,489
Amarin Corp. PLC Sponsored ADR (a)	2,673	36,379
AnaptysBio, Inc. (a)	695	44,334
Aptinyx, Inc. (a)	977	16,160
Argenx SE (a)	4,666	448,263
Atara Biotherapeutics, Inc. (a)	2,689	93,416
Audentes Therapeutics, Inc. (a)	2,113	45,049
Autolus Therapeutics Plc (a)	903	29,654
Avrobio, Inc. (a)	1,237	20,596
BeiGene Ltd. (a)	1,199	168,172
Bluebird Bio, Inc. (a)	646	64,083
Blueprint Medicines Corp. (a)	6,282	338,663
Calyxt, Inc. (a)	2,441	25,289
Cara Therapeutics, Inc. (a) (d)	7,665	99,645
Crinetics Pharmaceuticals, Inc. (a) (d)	1,958	58,720
CytomX Therapeutics, Inc. (a)	10,871	164,152

	Number of Shares	Value
Editas Medicine, Inc. (a)	613	$13,946
Exact Sciences Corp. (a)	12,639	797,521
Exelixis, Inc. (a)	3,347	65,835
FibroGen, Inc. (a)	2,157	99,826
Five Prime Therapeutics, Inc. (a)	2,237	20,804
Forty Seven, Inc. (a)	1,237	19,446
GlycoMimetics, Inc. (a)	7,394	70,021
Guardant Health, Inc. (a)	2,602	97,809
Homology Medicines, Inc. (a)	1,415	31,639
ImmunoGen, Inc. (a)	4,548	21,830
Immunomedics, Inc. (a)	22,968	327,753
Incyte Corp. (a)	20,685	1,315,359
Insmed, Inc. (a)	20,148	264,342
Ionis Pharmaceuticals, Inc. (a)	1,270	68,656
Iovance Biotherapeutics, Inc. (a)	3,575	31,639
Krystal Biotech, Inc. (a)	792	16,458
Loxo Oncology, Inc. (a)	4,424	619,670
MacroGenics, Inc. (a)	6,344	80,569
Orchard Therapeutics plc (a)	4,475	70,392
PTC Therapeutics, Inc. (a)	5,317	182,479
Radius Health, Inc. (a)	11,726	193,362
Rigel Pharmaceuticals, Inc. (a)	30,973	71,238
Sage Therapeutics, Inc. (a)	14,632	1,401,599
Scholar Rock Holding Corp. (a)	2,288	52,555
Seattle Genetics, Inc. (a)	23,501	1,331,567
Spark Therapeutics, Inc. (a)	2,772	108,496
Theravance Biopharma, Inc. (a)	1,125	28,789
Ultragenyx Pharmaceutical, Inc. (a)	4,629	201,269
WaVe Life Sciences Ltd. (a)	5,172	217,431
Zai Lab Ltd. (a)	1,436	33,344

		11,674,455

Commercial Services — 7.8%
2U, Inc. (a)	6,152	305,878
Aaron’s, Inc.	23,092	971,019
Altus Group Ltd.	12,927	224,130
American Public Education, Inc. (a)	16,571	471,611
Avalara, Inc. (a)	2,549	79,401
Booz Allen Hamilton Holding Corp.	31,726	1,429,891
Bright Horizons Family Solutions, Inc. (a)	20,550	2,290,298
The Brink’s Co.	15,137	978,607
Career Education Corp. (a)	22,508	257,041
Chegg, Inc. (a)	19,546	555,497
Cintas Corp.	3,561	598,212
Colliers International Group, Inc.	4,349	239,369
CoreLogic, Inc. (a)	27,079	904,980
CoStar Group, Inc. (a)	5,764	1,944,428
Cross Country Healthcare, Inc. (a)	11,512	84,383
Equifax, Inc.	6,718	625,647
Euronet Worldwide, Inc. (a)	6,000	614,280
Evo Payments, Inc. Class A (a)	7,758	191,390
FleetCor Technologies, Inc. (a)	5,639	1,047,275

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FTI Consulting, Inc. (a)	8,408	$560,309
Gartner, Inc. (a)	16,629	2,125,851
Global Payments, Inc.	5,611	578,662
Green Dot Corp. Class A (a)	11,260	895,395
Healthcare Services Group, Inc. (d)	11,516	462,713
HMS Holdings Corp. (a)	13,036	366,703
Huron Consulting Group, Inc. (a)	5,309	272,405
I3 Verticals, Inc. Class A (a)	8,304	200,126
IHS Markit Ltd. (a)	16,988	814,914
MarketAxess Holdings, Inc.	4,379	925,327
Matthews International Corp. Class A	3,800	154,356
Monro, Inc.	15,045	1,034,344
National American University Holdings, Inc. (a)	10,300	1,854
Navigant Consulting, Inc.	7,217	173,569
Paylocity Holding Corp. (a)	4,968	299,123
Rentokil Initial PLC	346,365	1,482,330
Rollins, Inc.	26,277	948,600
Seacor Marine Holdings Inc. (a) (c)	1,816	21,356
Seacor Marine Holdings Inc. (a)	23,825	280,182
Service Corp. International	11,409	459,326
ServiceMaster Global Holdings, Inc. (a)	42,772	1,571,443
StoneCo Ltd. (a)	14,680	270,699
Strategic Education, Inc.	12,242	1,388,488
Team, Inc. (a) (d)	12,407	181,763
TransUnion	45,848	2,604,166
Verisk Analytics, Inc. (a)	13,404	1,461,572
Worldpay, Inc. Class A (a)	23,670	1,809,098

		35,158,011

Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co. (a)	29,519	1,102,535
JAND, Inc., Class A (a) (c) (e)	7,135	109,158

		1,211,693

Foods — 3.0%
Cal-Maine Foods, Inc.	15,703	664,237
Campbell Soup Co. (d)	21,001	692,823
Conagra Brands, Inc.	22,330	476,969
Flowers Foods, Inc.	100,559	1,857,325
General Mills, Inc.	970	37,772
Hostess Brands, Inc. (a)	9,315	101,906
The Kroger Co.	109,066	2,999,315
Nomad Foods Ltd. (a)	55,120	921,606
Performance Food Group Co. (a)	11,899	383,981
Post Holdings, Inc. (a)	17,924	1,597,566
Sanderson Farms, Inc.	6,380	633,470
The Simply Good Foods Co. (a)	39,295	742,675
SpartanNash Co.	7,131	122,510
Sprouts Farmers Market, Inc. (a)	26,798	630,021
Sysco Corp.	8,736	547,398
TreeHouse Foods, Inc. (a)	26,577	1,347,720

		13,757,294

	Number of Shares	Value
Health Care – Products — 6.4%
Align Technology, Inc. (a)	844	$176,759
Allogene Therapeutics, Inc. (a) (c)	1,527	39,066
AngioDynamics, Inc. (a)	3,003	60,450
AtriCure, Inc. (a)	6,125	187,425
Atrion Corp.	1,150	852,242
Avanos Medical, Inc. (a)	23,342	1,045,488
Baxter International, Inc.	29,571	1,946,363
Bruker Corp.	70,703	2,104,828
The Cooper Cos., Inc.	10,133	2,578,849
Cutera, Inc. (a)	4,203	71,535
DENTSPLY SIRONA, Inc.	30,671	1,141,268
GenMark Diagnostics, Inc. (a)	15,017	72,983
Glaukos Corp. (a)	4,105	230,578
Haemonetics Corp. (a)	768	76,839
Hanger, Inc. (a)	9,300	176,235
Henry Schein, Inc. (a)	3,489	273,956
Hologic, Inc. (a)	91,026	3,741,169
ICU Medical, Inc. (a)	5,899	1,354,587
IDEXX Laboratories, Inc. (a)	5,781	1,075,382
Inspire Medical Systems, Inc. (a)	1,056	44,616
Integer Holdings Corp. (a)	3,175	242,126
iRhythm Technologies, Inc. (a)	379	26,333
Lantheus Holdings, Inc. (a)	3,965	62,052
Nevro Corp. (a)	2,253	87,619
Novocure Ltd. (a)	2,292	76,736
NuVasive, Inc. (a)	5,000	247,800
Patterson Cos., Inc.	86,868	1,707,825
Quidel Corp. (a)	25,318	1,236,025
Sartorius Stedim Biotech	2,362	235,680
SI-BONE, Inc. (a)	1,134	23,689
STERIS PLC	4,705	502,729
Teleflex, Inc.	12,396	3,204,118
Utah Medical Products, Inc.	1,592	132,263
West Pharmaceutical Services, Inc.	21,784	2,135,486
Wright Medical Group NV (a)	27,169	739,540
Zimmer Biomet Holdings, Inc.	11,340	1,176,185

		29,086,824

Health Care – Services — 2.4%
Acadia Healthcare Co., Inc. (a)	35,627	915,970
Amedisys, Inc. (a)	1,297	151,892
Catalent, Inc. (a)	56,213	1,752,721
Centene Corp. (a)	4,066	468,810
The Ensign Group, Inc.	8,819	342,089
Eurofins Scientific SE	1,401	520,274
IQVIA Holdings, Inc. (a)	4,484	520,906
MEDNAX, Inc. (a)	32,954	1,087,482
Molina Healthcare, Inc. (a)	19,007	2,208,994
Select Medical Holdings Corp. (a)	134,878	2,070,377
Teladoc Health, Inc. (a)	901	44,663
U.S. Physical Therapy, Inc.	3,186	326,087
WellCare Health Plans, Inc. (a)	2,357	556,464

		10,966,729

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.5%
Avery Dennison Corp.	4,499	$404,145
Central Garden & Pet Co. Class A (a)	1,300	40,625
CSS Industries, Inc.	10,099	90,588
Kimberly-Clark Corp.	10,676	1,216,423
Quanex Building Products Corp.	8,945	121,563
Rosetta Stone, Inc. (a)	13,854	227,206

		2,100,550

Pharmaceuticals — 2.5%
Agios Pharmaceuticals, Inc. (a)	4,327	199,518
Aimmune Therapeutics, Inc. (a)	9,673	231,378
Alkermes PLC (a)	63,100	1,862,081
Amneal Pharmaceuticals, Inc. (a)	50,687	685,795
Apellis Pharmaceuticals, Inc. (a)	639	8,428
Array BioPharma, Inc. (a)	8,745	124,616
Ascendis Pharma A/S (a)	7,537	472,193
Cardinal Health, Inc.	22,704	1,012,598
Coherus Biosciences, Inc. (a)	4,496	40,689
Corvus Pharmaceuticals, Inc. (a)	5,201	19,088
DexCom, Inc. (a)	1,147	137,411
Elanco Animal Health, Inc. (a)	6,767	213,363
Enanta Pharmaceuticals, Inc. (a)	1,260	89,246
G1 Therapeutics, Inc. (a)	2,934	56,186
Global Blood Therapeutics, Inc. (a)	7,502	307,957
GW Pharmaceuticals PLC ADR (a)	771	75,088
Ironwood Pharmaceuticals, Inc. (a)	2,382	24,678
Madrigal Pharmaceuticals, Inc. (a)	435	49,033
Minerva Neurosciences, Inc. (a)	902	6,079
Moderna, Inc. (a) (d)	232	3,543
Momenta Pharmaceuticals, Inc. (a)	20,382	225,017
MyoKardia, Inc. (a)	5,427	265,163
Neurocrine Biosciences, Inc. (a)	4,287	306,135
Pacira Pharmaceuticals, Inc. (a)	3,607	155,173
Perrigo Co. PLC	55,233	2,140,279
Prestige Consumer Healthcare, Inc. (a)	6,902	213,134
Principia Biopharma, Inc. (a)	2,803	76,774
Proteostasis Therapeutics, Inc. (a)	491	1,591
Reata Pharmaceuticals, Inc. Class A (a)	600	33,660
Rhythm Pharmaceuticals, Inc. (a)	926	24,891
Rocket Pharmaceuticals, Inc. (a) (d)	1,239	18,362
Sarepta Therapeutics, Inc. (a)	6,435	702,252
TESARO, Inc. (a) (d)	1,112	82,566
Teva Pharmaceutical Industries Ltd. Sponsored ADR	46,606	718,665
TherapeuticsMD, Inc. (a) (d)	84,824	323,179
Tricida, Inc. (a)	1,795	42,326
Xencor, Inc. (a)	16,767	606,295

		11,554,430

		122,347,169

	Number of Shares	Value
Diversified — 0.1%
Holding Company – Diversified — 0.1%
Collier Creek Holdings (a)	27,284	$272,840
GS Acquisition Holdings Corp. (a)	9,963	102,121
J2 Acquisition Ltd. (a) (b)	21,834	200,873

		575,834

Energy — 4.2%
Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP	10,497	451,896
REX American Resources Corp. (a)	2,546	173,408

		625,304

Oil & Gas — 3.2%
Advantage Oil & Gas Ltd. (a)	62,807	91,091
Apache Corp.	34,082	894,652
ARC Resources Ltd.	74,811	443,868
Cabot Oil & Gas Corp.	32,278	721,413
Canadian Natural Resources Ltd.	46,226	1,115,433
Centennial Resource Development, Inc. Class A (a)	80,309	885,005
Concho Resources, Inc. (a)	9,991	1,026,975
Continental Resources, Inc. (a)	12,004	482,441
Crew Energy, Inc. (a)	12,249	7,716
Diamondback Energy, Inc.	4,124	382,295
Earthstone Energy, Inc. Class A (a)	16,462	74,408
EQT Corp.	139,806	2,640,935
Hess Corp.	30,362	1,229,661
Imperial Oil Ltd.	60,227	1,524,948
Jagged Peak Energy, Inc. (a)	48,463	441,983
Kelt Exploration Ltd. (a)	41,250	140,199
Kosmos Energy Ltd. (a)	28,966	117,892
Magnolia Oil & Gas Corp. (a)	8,300	93,043
Matador Resources Co. (a)	27,905	433,365
Murphy Oil Corp.	34,181	799,494
Panhandle Oil & Gas, Inc. Class A	5,094	78,957
Seven Generations Energy Ltd. Class A (a)	45,160	368,505
Venture Global LNG, Inc. Series B (a) (c) (e)	11	57,200
Venture Global LNG, Inc., Series C (a) (c) (e)	9	46,800
WPX Energy, Inc. (a)	39,121	444,023

		14,542,302

Oil & Gas Services — 0.5%
Dril-Quip, Inc. (a)	10,483	314,804
Frank’s International NV (a)	90,548	472,661
Keane Group, Inc. (a)	25,920	212,026
NCS Multistage Holdings, Inc. (a)	10,578	53,842
Oceaneering International, Inc. (a)	10,436	126,276
Ranger Energy Services, Inc. (a)	7,109	36,753
SEACOR Holdings, Inc. (a)	8,287	306,619

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TETRA Technologies, Inc. (a)	60,823	$102,183
Thermon Group Holdings, Inc. (a)	21,701	440,096

		2,065,260

Pipelines — 0.4%
Equitrans Midstream Corp. (a)	83,639	1,674,453
Plains GP Holdings LP Class A	9,453	190,005

		1,864,458

		19,097,324

Financial — 18.1%
Banks — 5.7%
American Business Bank (a)	985	31,077
Atlantic Capital Bancshares, Inc. (a)	18,957	310,326
BankUnited, Inc.	34,999	1,047,870
Blue Hills Bancorp, Inc.	20,162	430,257
BOK Financial Corp.	4,150	304,320
Bridge Bancorp, Inc.	12,151	309,729
Burke & Herbert Bank & Trust Co.	78	229,320
CenterState Bank Corp.	1,800	37,872
Columbia Banking System, Inc.	23,550	854,629
CrossFirst Bankshares, Inc. (a) (c) (e)	3,749	106,847
East West Bancorp, Inc.	4,798	208,857
Equity Bancshares, Inc. Class A (a)	2,101	74,060
Farmers & Merchants Bank of Long Beach/Long Beach CA	21	161,700
FB Financial Corp.	17,737	621,150
Fifth Third Bancorp	96,149	2,262,386
The First Bancshares, Inc.	6,000	181,500
First Hawaiian, Inc.	6,251	140,710
Glacier Bancorp, Inc.	10,679	423,102
Guaranty Bancorp	8,108	168,241
HarborOne Bancorp, Inc. (a)	7,007	111,341
Heritage Commerce Corp.	30,810	349,385
Heritage Financial Corp.	17,802	529,075
Home BancShares, Inc.	68,830	1,124,682
Hope Bancorp, Inc.	32,689	387,692
Howard Bancorp, Inc. (a)	8,217	117,503
Independent Bank Group, Inc.	9,934	454,679
John Marshall Bancorp, Inc. (a)	4,073	60,891
Kearny Financial Corp.	33,849	433,944
Live Oak Bancshares, Inc.	28,557	422,929
National Bank Holdings Corp. Class A	15,498	478,423
National Commerce Corp. (a)	5,416	194,976
Northern Trust Corp.	24,749	2,068,769
Origin Bancorp, Inc.	8,615	293,599
PCSB Financial Corp.	7,651	149,654
Pinnacle Financial Partners, Inc.	13,847	638,347
Ponce de Leon Federal Bank (a)	8,304	105,793
Popular, Inc.	18,538	875,364
Preferred Bank	7,848	340,211
Prosperity Bancshares, Inc.	12,645	787,784

	Number of Shares	Value
Revere Bank (a)	3,082	$87,837
Sandy Spring Bancorp, Inc.	5,582	174,940
Seacoast Banking Corp. of Florida (a)	17,618	458,420
Signature Bank	6,516	669,910
Simmons First National Corp. Class A	6,633	160,054
South State Corp.	7,061	423,307
Southern First Bancshares, Inc. (a)	2,937	94,190
Sterling Bancorp, Inc.	21,829	151,712
SVB Financial Group (a)	1,190	226,005
Texas Capital Bancshares, Inc. (a)	12,631	645,318
Towne Bank	29,775	713,111
Univest Corp. of Pennsylvania	7,018	151,378
Webster Financial Corp.	29,644	1,461,153
Westamerica Bancorp.	16,741	932,139
Western Alliance Bancorp (a)	33,846	1,336,579
Wintrust Financial Corp.	5,471	363,767

		25,878,814

Diversified Financial Services — 2.7%
Ally Financial, Inc.	31,263	708,420
Cboe Global Markets, Inc.	35,615	3,484,215
Ellie Mae, Inc. (a)	13,253	832,686
Encore Capital Group, Inc. (a)	11,825	277,888
Focus Financial Partners, Inc. Class A (a)	2,883	75,909
Franklin Resources, Inc.	43,361	1,286,087
FRP Holdings, Inc. (a)	2,252	103,615
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,128	288,188
Houlihan Lokey, Inc.	7,477	275,154
OTC Markets Group, Inc.	3,154	91,592
PennyMac Financial Services, Inc.	23,882	507,731
PRA Group, Inc. (a)	15,015	365,916
SLM Corp. (a)	68,522	569,418
Synchrony Financial	61,478	1,442,274
TD Ameritrade Holding Corp.	37,244	1,823,466
Virtus Investment Partners, Inc.	2,197	174,508
Waddell & Reed Financial, Inc. Class A	981	17,736

		12,324,803

Insurance — 4.0%
Assurant, Inc.	11,559	1,033,837
Assured Guaranty Ltd.	3,751	143,588
Axis Capital Holdings Ltd.	15,402	795,359
Brighthouse Financial, Inc. (a)	10,602	323,149
Brown & Brown, Inc.	44,734	1,232,869
CNA Financial Corp.	31,378	1,385,339
Employers Holdings, Inc.	4,458	187,102
Essent Group Ltd. (a)	5,310	181,496
Fidelity National Financial, Inc.	40,396	1,270,050
First American Financial Corp.	12,872	574,606

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Goosehead Insurance, Inc. Class A (a)	7,627	$200,514
The Hanover Insurance Group, Inc.	4,560	532,471
James River Group Holdings Ltd.	3,558	130,009
Kemper Corp.	12,235	812,159
Kinsale Capital Group, Inc.	939	52,171
Loews Corp.	44,872	2,042,573
Marsh & McLennan Cos., Inc.	13,630	1,086,993
ProAssurance Corp.	9,687	392,905
The Progressive Corp.	10,095	609,031
Radian Group, Inc.	36,968	604,796
RenaissanceRe Holdings Ltd.	1,225	163,783
Safety Insurance Group, Inc.	5,784	473,189
Selective Insurance Group, Inc.	11,712	713,729
State Auto Financial Corp.	15,601	531,058
Third Point Reinsurance Ltd. (a)	6,031	58,139
Voya Financial, Inc.	10,448	419,383
Willis Towers Watson PLC	14,168	2,151,553

		18,101,851

Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	2,760	239,703
Pargesa Holding SA	9,021	651,671

		891,374

Private Equity — 0.2%
KKR & Co., Inc. Class A	27,643	542,632
Safeguard Scientifics, Inc. (a)	9,308	80,235

		622,867

Real Estate — 0.8%
Alexander & Baldwin, Inc.	12,211	224,438
FirstService Corp.	21,887	1,498,822
McGrath RentCorp	5,632	289,935
Realogy Holdings Corp.	69,341	1,017,926
Redfin Corp. (a) (d)	39,366	566,871

		3,597,992

Real Estate Investment Trusts (REITS) — 3.7%
Acadia Realty Trust	18,923	449,611
American Assets Trust, Inc.	4,584	184,139
American Campus Communities, Inc.	19,526	808,181
Cedar Realty Trust, Inc.	95,609	300,212
CubeSmart	15,756	452,040
Douglas Emmett, Inc.	7,118	242,937
EastGroup Properties, Inc.	10,909	1,000,683
Equity Commonwealth	69,775	2,093,948
Equity Residential	22,781	1,503,774
First Industrial Realty Trust, Inc.	11,094	320,173
Healthcare Realty Trust, Inc.	18,028	512,716
JBG SMITH Properties	12,810	445,916
Kilroy Realty Corp.	3,689	231,964
Paramount Group, Inc.	51,325	644,642
Pebblebrook Hotel Trust	8,345	236,247
PotlatchDeltic Corp.	7,087	224,233

	Number of Shares	Value
PS Business Parks, Inc.	8,188	$1,072,628
Rayonier, Inc.	63,770	1,765,791
Redwood Trust, Inc.	9,909	149,329
Regency Centers Corp.	15,873	931,428
Retail Opportunity Investments Corp.	11,522	182,969
Saul Centers, Inc.	6,549	309,244
Sunstone Hotel Investors, Inc.	30,806	400,786
Terreno Realty Corp.	14,654	515,381
Urban Edge Properties	9,868	164,006
Urstadt Biddle Properties, Inc.	300	4,530
Urstadt Biddle Properties, Inc. Class A	6,734	129,427
Washington Real Estate Investment Trust	13,262	305,026
Weyerhaeuser Co.	60,278	1,317,677

		16,899,638

Savings & Loans — 0.8%
Beneficial Bancorp, Inc.	37,306	533,103
Capitol Federal Financial, Inc.	86,530	1,104,988
FS Bancorp, Inc.	1,670	71,609
Investors Bancorp, Inc.	22,222	231,109
Meridian Bancorp, Inc.	39,459	565,053
Pacific Premier Bancorp, Inc. (a)	14,388	367,182
United Financial Bancorp, Inc.	21,483	315,800
WSFS Financial Corp.	5,141	194,895

		3,383,739

		81,701,078

Industrial — 14.5%
Aerospace & Defense — 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	21,297	750,293
Barnes Group, Inc.	4,208	225,633
Cobham PLC (a)	341,252	423,623
Harris Corp.	15,156	2,040,755
L3 Technologies, Inc.	2,456	426,509
Moog, Inc. Class A	3,105	240,575
MSA Safety, Inc.	2,155	203,152
Teledyne Technologies, Inc. (a)	6,223	1,288,597
Triumph Group, Inc.	32,097	369,116

		5,968,253

Building Materials — 0.9%
Armstrong World Industries, Inc.	11,242	654,397
Gibraltar Industries, Inc. (a)	11,034	392,700
JELD-WEN Holding, Inc. (a)	3,303	46,936
Lennox International, Inc.	2,181	477,334
Martin Marietta Materials, Inc.	3,806	654,137
PGT Innovations, Inc. (a)	13,760	218,096
Simpson Manufacturing Co., Inc.	4,503	243,747
Stella-Jones, Inc.	5,898	171,125
Summit Materials, Inc. Class A (a)	22,363	277,301

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Forest Products, Inc.	10,291	$267,154
Vulcan Materials Co.	8,834	872,799

		4,275,726

Electrical Components & Equipment — 0.5%
Belden, Inc.	18,844	787,114
Insteel Industries, Inc.	4,104	99,645
Littelfuse, Inc.	4,397	753,998
Novanta, Inc. (a)	8,881	559,503

		2,200,260

Electronics — 2.9%
Agilent Technologies, Inc.	31,696	2,138,212
Allegion PLC	10,254	817,346
AVX Corp.	27,649	421,647
Badger Meter, Inc.	552	27,164
Brady Corp. Class A	6,455	280,534
Coherent, Inc. (a)	4,166	440,388
Corning, Inc.	45,454	1,373,165
Fortive Corp.	18,833	1,274,241
Keysight Technologies, Inc. (a)	38,383	2,382,817
Knowles Corp. (a)	22,562	300,300
Mesa Laboratories, Inc.	1,673	348,637
National Instruments Corp.	30,540	1,385,905
Resideo Technologies, Inc. (a)	3,151	64,753
Rotork PLC	11,246	35,556
Sensata Technologies Holding PLC (a)	42,244	1,894,221

		13,184,886

Engineering & Construction — 0.3%
Aegion Corp. (a)	21,298	347,583
frontdoor, Inc. (a)	20,111	535,154
Sarana Menara Nusantara Tbk PT	5,291,100	253,867

		1,136,604

Environmental Controls — 0.8%
Heritage-Crystal Clean, Inc. (a)	7,104	163,463
Stericycle, Inc. (a)	8,953	328,485
Waste Connections, Inc.	40,735	3,024,574

		3,516,522

Machinery – Construction & Mining — 0.5%
Bloom Energy Corp. (a)	11,858	118,343
BWX Technologies, Inc.	52,415	2,003,825

		2,122,168

Machinery – Diversified — 2.5%
AGCO Corp.	10,096	562,044
Cactus, Inc. Class A (a)	1,301	35,661
Chart Industries, Inc. (a)	15,672	1,019,150
Cognex Corp.	4,356	168,447
CSW Industrials, Inc. (a)	9,012	435,730
Gardner Denver Holdings, Inc. (a)	42,942	878,164
Graco, Inc.	23,435	980,755

	Number of Shares	Value
IDEX Corp.	12,815	$1,618,022
Mueller Water Products, Inc. Class A	35,523	323,259
Roper Technologies, Inc.	10,389	2,768,876
Wabtec Corp. (d)	5,853	411,173
Xylem, Inc.	34,910	2,329,195

		11,530,476

Metal Fabricate & Hardware — 0.7%
AZZ, Inc.	8,510	343,464
CIRCOR International, Inc.	8,815	187,760
RBC Bearings, Inc. (a)	6,627	868,800
Rexnord Corp. (a)	9,990	229,270
Strattec Security Corp.	1,629	46,915
Sun Hydraulics Corp.	10,637	353,042
Valmont Industries, Inc.	11,071	1,228,327

		3,257,578

Miscellaneous—Manufacturing — 1.8%
Colfax Corp. (a)	34,200	714,780
ESCO Technologies, Inc.	13,532	892,435
Federal Signal Corp.	2,400	47,760
Haynes International, Inc.	6,908	182,371
Hillenbrand, Inc.	4,114	156,044
John Bean Technologies Corp.	15,510	1,113,773
Lydall, Inc. (a)	4,515	91,700
Myers Industries, Inc.	26,270	396,940
Raven Industries, Inc.	6,221	225,138
Textron, Inc.	95,856	4,408,418

		8,229,359

Packaging & Containers — 0.6%
Ardagh Group SA	4,002	44,342
Ball Corp.	40,770	1,874,605
Sealed Air Corp.	21,675	755,157

		2,674,104

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	16,747	1,408,255
Expeditors International of Washington, Inc.	13,180	897,426
Genesee & Wyoming, Inc. Class A (a)	7,218	534,276
International Seaways, Inc. (a)	7,447	125,408
J.B. Hunt Transport Services, Inc.	3,756	349,458
Kansas City Southern	16,372	1,562,707
Kirby Corp. (a)	2,857	192,448
Knight-Swift Transportation Holdings, Inc.	2,106	52,798
Landstar System, Inc.	8,781	840,078
Matson, Inc.	16,294	521,734
Old Dominion Freight Line, Inc.	3,897	481,241
Patriot Transportation Holding, Inc. (a)	1,502	29,274
Saia, Inc. (a)	501	27,966
Schneider National, Inc. Class B	9,023	168,459

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tidewater, Inc. (a)	16,664	$318,782
Universal Logistics Holdings, Inc.	9,307	168,364
US Xpress Enterprises, Inc. Class A (a)	11,341	63,623

		7,742,297

		65,838,233

Technology — 8.5%
Computers — 0.5%
Conduent, Inc. (a)	26,832	285,224
Cray, Inc. (a)	9,479	204,652
Cubic Corp.	18,144	975,058
CyberArk Software Ltd. (a)	3,340	247,628
Elastic NV (a) (d)	189	13,510
Endava PLC (a)	2,624	63,606
Pure Storage, Inc. Class A (a)	27,205	437,456
Western Digital Corp.	5,727	211,727

		2,438,861

Semiconductors — 2.0%
Cabot Microelectronics Corp.	3,134	298,827
CTS Corp.	8,131	210,512
Entegris, Inc.	24,294	677,681
Inphi Corp. (a)	9,172	294,880
Lattice Semiconductor Corp. (a)	87,827	607,763
MACOM Technology Solutions Holdings, Inc. (a)	9,404	136,452
Marvell Technology Group Ltd.	53,237	861,907
Maxim Integrated Products, Inc.	16,788	853,670
MaxLinear, Inc. (a)	8,356	147,066
Microchip Technology, Inc.	33,884	2,436,937
MKS Instruments, Inc.	2,843	183,686
Monolithic Power Systems, Inc.	1,100	127,875
Rudolph Technologies, Inc. (a)	5,050	103,373
Silicon Laboratories, Inc. (a)	2,244	176,850
Skyworks Solutions, Inc.	10,118	678,108
Synaptics, Inc. (a)	1,450	53,955
Xilinx, Inc.	11,243	957,566

		8,807,108

Software — 6.0%
Adyen NV (a) (b)	42	22,660
athenahealth, Inc. (a)	1,190	156,997
Atlassian Corp. PLC Class A (a)	22,663	2,016,554
Black Knight, Inc. (a)	53,774	2,423,056
CDK Global, Inc.	7,793	373,129
Ceridian HCM Holding, Inc. (a)	17,420	600,816
Checkr, Inc. (a) (c) (e)	1,913	23,511
Cision Ltd. (a)	44,503	520,685
Computer Modelling Group Ltd.	34,161	152,388
Coupa Software, Inc. (a)	20,668	1,299,190
The Descartes Systems Group, Inc. (a)	36,280	959,969
DocuSign, Inc. (a)	15,660	627,653

	Number of Shares	Value
Electronic Arts, Inc. (a)	1,948	$153,717
Envestnet, Inc. (a)	1,301	63,996
Fidelity National Information Services, Inc.	8,850	907,567
Fiserv, Inc. (a)	18,011	1,323,628
Five9, Inc. (a)	12,424	543,177
Guidewire Software, Inc. (a)	7,468	599,158
Instructure, Inc. (a)	2,402	90,099
MINDBODY, Inc. Class A (a)	1,441	52,452
MSCI, Inc.	5,236	771,943
PagerDuty, Inc. (a) (c) (e)	912	14,788
Paycom Software, Inc. (a)	1,400	171,430
PDF Solutions, Inc. (a)	15,669	132,090
Pluralsight, Inc. Class A (a)	6,512	153,358
RealPage, Inc. (a)	21,921	1,056,373
Red Hat, Inc. (a)	5,123	899,804
ServiceTitan, Inc. (a) (c) (e)	467	12,280
Splunk, Inc. (a)	6,197	649,755
SS&C Technologies Holdings, Inc	55,511	2,504,101
SVMK, Inc. (a) (d)	9,086	111,485
Tableau Software, Inc. Class A (a)	34,169	4,100,280
Toast, Inc. (a) (c) (e)	613	16,858
The Ultimate Software Group, Inc. (a)	3,744	916,793
Veeva Systems, Inc. Class A (a)	2,883	257,510
Workday, Inc. Class A (a)	11,289	1,802,627
Workiva, Inc. (a)	9,903	355,419
Zynga, Inc. Class A (a)	96,888	380,770

		27,218,066

		38,464,035

Utilities — 3.7%
Electric — 2.3%
Entergy Corp.	6,501	559,541
FirstEnergy Corp.	87,187	3,273,872
MGE Energy, Inc.	2,344	140,546
NorthWestern Corp.	7,236	430,108
PG&E Corp. (a)	56,663	1,345,746
PNM Resources, Inc.	29,819	1,225,263
Portland General Electric Co.	7,212	330,670
SCANA Corp.	22,112	1,056,511
Sempra Energy	9,229	998,486
Vistra Energy Corp. (a)	51,096	1,169,587

		10,530,330

Gas — 1.1%
Atmos Energy Corp.	8,621	799,339
Chesapeake Utilities Corp.	10,868	883,568
ONE Gas, Inc.	22,021	1,752,872
RGC Resources, Inc.	2,679	80,263
South Jersey Industries, Inc.	4,899	136,192
Southwest Gas Holdings, Inc.	15,902	1,216,503

		4,868,737

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.3%
California Water Service Group	14,821	$706,369
Middlesex Water Co.	5,677	302,868
SJW Group	8,692	483,449

		1,492,686

		16,891,753

TOTAL COMMON STOCK (Cost $485,246,089)		431,372,812

PREFERRED STOCK — 0.6%
Communications — 0.1%
Internet — 0.1%
Evolve Vacation Rental Network, Inc., Series 8 (a) (c) (e)	5,266	44,816
Minted, Inc., Series E (a) (c) (e)	8,410	113,257
Vroom, Inc., Series G (a) (c) (e)	2,598	46,637

		204,710

Consumer, Cyclical — 0.1%
Apparel — 0.0%
Allbirds, Inc., Series A (a) (c) (e)	812	44,527
Allbirds, Inc., Series B (a) (c) (e)	142	7,787
Allbirds, Inc., Series C (a) (c) (e)	1,364	74,796
Allbirds, Inc., Series Seed (a) (c) (e)	437	23,963

		151,073

Retail — 0.1%
A Place for Rover Inc. Series G (a) (c) (e)	14,208	106,965
Framebridge, Inc., Series C (a) (c) (e)	17,111	59,454
JAND, Inc., Series E (a) (c) (e)	8,802	134,662

		301,081

Consumer, Non-cyclical — 0.1%
Agriculture — 0.1%
Bunge Ltd. 4.875%	2,831	274,606

Biotechnology — 0.0%
Kardium, Inc., Series D-5 (a) (c) (e)	30,866	29,906

Commercial Services — 0.0%
ZenPayroll, Inc., Series C (a) (c) (e)	11,076	84,209

Foods — 0.0%
SweetGreen, Inc., Series G (a) (c) (e)	3,977	51,860

Health Care – Products — 0.0%
Outset Medical, Inc., Series D (a) (c) (e)	7,484	23,275
Tempus Labs, Inc., Series E (a) (c) (e)	1,741	29,149

		52,424

	Number of Shares	Value
Healthcare-Services — 0.0%
Tempus Labs, Inc., Series D (a) (c) (e)	2,275	$36,762

		529,768

Financial — 0.0%
Diversified Financial Services — 0.0%
Convoy, Inc., Series C (a) (c) (e)	17,990	127,740

Industrial — 0.1%
Electronics — 0.1%
Sartorius AG 0.460%	4,177	521,609

Technology — 0.2%
Computers — 0.0%
Mesosphere, Inc., Series D (a) (c) (e)	6,566	72,584

Internet — 0.1%
Doximity, Inc., Series C (a) (c) (e)	1,767	8,817
Toast, Inc., Series B (a) (c) (e)	197	5,418
Toast, Inc., Series D (a) (c) (e)	12,463	342,733

		356,968

Software — 0.1%
Checkr, Inc., Series C (a) (c) (e)	7,811	106,628
JetClosing, Inc., Series A (a) (c) (e)	11,678	22,782
PagerDuty, Inc., Series D (a) (c) (e)	6,533	111,510
Seismic Software, Inc., Series E (a) (c) (e)	3,743	117,981
ServiceTitan, Inc., Series A-1 (a) (c) (e)	10	263
Series D (a) (c) (e)	4,744	124,743
Slack Technologies, Inc., Series H (a) (c) (e)	5,838	69,503

		553,410

		982,962

Utilities — 0.0%
Gas — 0.0%
South Jersey Industries, Inc. 7.250%	1,441	66,762

TOTAL PREFERRED STOCK (Cost $2,814,752)		2,885,704

TOTAL EQUITIES (Cost $488,060,841)		434,413,428

WARRANTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Grasshopper Bancorp, Inc., Warrants 10/28 (a) (c) (e)	1,432	—

TOTAL WARRANTS (Cost $0)		—

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.0%

BANK LOANS — 0.0%
Internet — 0.0%
Blue Nile, Inc. Term Loan, 1 mo. LIBOR + 6.500% 9.020% VRN 2/17/23	$37,949	$37,569
Uber Technologies 2018 Term Loan, 1 mo. LIBOR + 4.000%, 6.390% VRN 4/04/25	44,775	43,544

		81,113

TOTAL BANK LOANS (Cost $83,029)		81,113

CORPORATE DEBT — 0.0%
Advertising — 0.0%
Grasshopper Bancorp, Inc., Promissory Note 1.000% 4/12/19 (a) (c) (e)	14,320	14,320

TOTAL CORPORATE DEBT (Cost $14,320)		14,320

TOTAL BONDS & NOTES (Cost $97,349)		95,433

	Number of Shares
MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Prime Portfolio (f)	3,753,798	3,753,798

TOTAL MUTUAL FUNDS (Cost $3,753,798)		3,753,798

TOTAL LONG-TERM INVESTMENTS (Cost $491,911,988)		438,107,747

SHORT-TERM INVESTMENTS — 5.3%
Mutual Fund — 4.6%
T. Rowe Price Government Reserve Investment Fund	20,770,803	20,770,803

	Principal Amount	Value
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (g)	$3,067,935	$3,067,935

TOTAL SHORT-TERM INVESTMENTS (Cost $23,838,738)		23,838,738

TOTAL INVESTMENTS — 102.0% (Cost $515,750,726) (h)		461,946,485

Other Assets/(Liabilities) — (2.0)%		(8,836,440)

NET ASSETS — 100.0%		$453,110,045

Abbreviation Legend

ADR	American Depositary Receipt
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $539,985 or 0.12% of net assets.

(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $2,948,401 or 0.65% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $3,650,454 or 0.81% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $3,068,148. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $3,131,229.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.0%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.9%
Pass-Through Securities — 5.9%
Government National Mortgage Association II Pool #MA3596 3.000% 4/20/46	$61,908	$61,113
Pool #MA3735 3.000% 6/20/46	176,733	174,352
Pool #MA3873 3.000% 8/20/46	613,324	605,058
Pool #MA4068 3.000% 11/20/46	52,223	51,487
Pool #MA4126 3.000% 12/20/46	828,777	817,090
Pool #MA4195 3.000% 1/20/47	49,436	48,739
Pool #MA4836 3.000% 11/20/47	770,332	758,988
Pool #MA4383 4.000% 4/20/47	125,216	128,503
Pool #MA4452 4.000% 5/20/47	62,103	63,675
Pool #MA4511 4.000% 6/20/47	77,879	79,850
Pool #MA4720 4.000% 9/20/47	53,569	54,908
Pool #MA5398 4.000% 8/20/48	153,151	157,004
Pool #MA5528 4.000% 10/20/48	145,365	149,022
Pool #MA5595 4.000% 11/20/48	99,789	102,268
Pool #MA4588 4.500% 7/20/47	587,182	610,164
Pool #MA5331 4.500% 7/20/48	73,812	76,418
Pool #MA5399 4.500% 8/20/48	133,511	138,225
Pool #MA5596 4.500% 11/20/48	314,381	325,507
Pool #MA4781 5.000% 10/20/47	273,716	286,194
Pool #MA4840 5.000% 11/20/47	183,866	192,248
Pool #MA4903 5.000% 12/20/47	113,085	118,241
Pool #MA5468 5.000% 9/20/48	1,372,847	1,430,281
Pool #MA5530 5.000% 10/20/48	362,630	377,801
Pool #MA5653 5.000% 12/20/48	640,000	666,975

		7,474,111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,392,498)		7,474,111

U.S. TREASURY OBLIGATIONS — 92.1%
U.S. Treasury Bonds & Notes — 92.1%
U.S. Treasury Bond 2.250% 8/15/46	4,405,000	3,763,981
2.500% 2/15/45	4,230,000	3,830,794
2.500% 2/15/46	4,300,000	3,881,310
2.500% 5/15/46	4,925,000	4,440,965
2.750% 8/15/42	2,300,000	2,200,693
2.750% 11/15/42	2,150,000	2,055,098
2.750% 8/15/47	4,610,000	4,366,174
2.750% 11/15/47	4,360,000	4,126,785
2.875% 5/15/43	3,000,000	2,928,672
2.875% 8/15/45	1,775,000	1,728,129
2.875% 11/15/46	1,700,000	1,652,896
3.000% 5/15/42	2,175,000	2,176,190
3.000% 11/15/44	3,900,000	3,891,875

	Principal Amount	Value
3.000% 5/15/45	$5,550,000	$5,536,125
3.000% 11/15/45	3,800,000	3,790,104
3.000% 2/15/47	760,000	757,803
3.000% 5/15/47 (a)	6,100,000	6,074,425
3.000% 2/15/48	5,955,000	5,923,829
3.000% 8/15/48	5,040,000	5,016,900
3.125% 11/15/41	2,160,000	2,210,906
3.125% 2/15/42	1,495,000	1,529,922
3.125% 2/15/43	2,680,000	2,733,391
3.125% 8/15/44	3,430,000	3,499,404
3.125% 5/15/48	7,565,000	7,708,814
3.375% 5/15/44	1,450,000	1,543,079
3.500% 2/15/39	2,420,000	2,646,182
3.625% 8/15/43	2,900,000	3,209,333
3.625% 2/15/44	3,725,000	4,125,826
3.750% 11/15/43	3,200,000	3,613,333
4.250% 11/15/40	3,900,000	4,712,906
4.375% 5/15/40	2,510,000	3,081,221
4.375% 5/15/41	900,000	1,107,352
4.500% 2/15/36	700,000	862,549
4.500% 5/15/38	475,000	591,177
4.625% 2/15/40	1,880,000	2,382,019
4.750% 2/15/37	1,000,000	1,273,958
5.250% 11/15/28	460,000	560,230
5.375% 2/15/31	660,000	838,698

		116,373,048

TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,392,406)		116,373,048

TOTAL BONDS & NOTES (Cost $121,784,904)		123,847,159

TOTAL LONG-TERM INVESTMENTS (Cost $121,784,904)		123,847,159

SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (b)	1,791,216	1,791,216

TOTAL SHORT-TERM INVESTMENTS (Cost $1,791,216)		1,791,216

TOTAL INVESTMENTS — 99.4% (Cost $123,576,120) (c)		125,638,375

Other Assets/(Liabilities) — 0.6%		774,567

NET ASSETS — 100.0%		$126,412,942

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(b)

Maturity value of $1,791,340. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $1,829,035.

(c)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/20/19	108	$15,095,919	$672,081
U.S. Treasury Note 10 Year	3/20/19	3	357,356	8,691
U.S. Treasury Note 2 Year	3/29/19	7	1,476,464	9,724

				$690,496

Short
U.S. Treasury Ultra 10 Year	3/20/19	36	$(4,552,262)	$(130,551)
U.S. Treasury Ultra Bond	3/20/19	27	(4,118,024)	(219,695)
U.S. Treasury Note 5 Year	3/29/19	32	(3,644,455)	(25,545)

				$(375,791)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 36.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	526,429	$4,385,150
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	33,437	310,297
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	243,656	2,309,859
MM S&P 500 Index Fund, Class I (a)	449,022	6,676,963

		13,682,269

Fixed Income Funds — 63.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	771,452	7,498,509
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	165,857	1,509,302
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,176,717	11,614,194
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	110,873	1,135,344
State Street Institutional U.S. Government Money Market Fund	86,725	86,725
T. Rowe Price Dynamic Global Bond Fund, Class I	130,612	1,239,507
T. Rowe Price Institutional Floating Rate Fund	46,212	442,245
T. Rowe Price Institutional High Yield Fund	84,795	695,319

		24,221,145

TOTAL MUTUAL FUNDS (Cost $41,134,129)		37,903,414

TOTAL LONG-TERM INVESTMENTS (Cost $41,134,129)		37,903,414

TOTAL INVESTMENTS — 100.0% (Cost $41,134,129) (b)		37,903,414

Other Assets/(Liabilities) — (0.0)%		(17,337)

NET ASSETS — 100.0%		$37,886,077

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 33.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	243,502	$2,028,370
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	15,155	140,635
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	110,875	1,051,099
MM S&P 500 Index Fund, Class I (a)	205,701	3,058,779

		6,278,883

Fixed Income Funds — 66.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	552,295	5,368,306
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	120,065	1,092,592
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	367,733	3,629,521
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	77,218	790,711
State Street Institutional U.S. Government Money Market Fund	15,550	15,550
T. Rowe Price Dynamic Global Bond Fund, Class I	94,862	900,236
T. Rowe Price Institutional Floating Rate Fund	31,910	305,381
T. Rowe Price Institutional High Yield Fund	62,087	509,113

		12,611,410

TOTAL MUTUAL FUNDS (Cost $20,065,902)		18,890,293

TOTAL LONG-TERM INVESTMENTS (Cost $20,065,902)		18,890,293

TOTAL INVESTMENTS — 100.0% (Cost $20,065,902) (b)		18,890,293

Other Assets/(Liabilities) — (0.0)%		(1,826)

NET ASSETS — 100.0%		$18,888,467

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 38.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,749,266	$14,571,385
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	108,858	1,010,204
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	791,485	7,503,275
MM S&P 500 Index Fund, Class I (a)	1,475,101	21,934,745

		45,019,609

Fixed Income Funds — 61.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,248,592	31,576,319
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	692,808	6,304,554
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,016,784	19,905,662
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	484,480	4,961,077
State Street Institutional U.S. Government Money Market Fund	147,063	147,063
T. Rowe Price Dynamic Global Bond Fund, Class I	564,388	5,356,045
T. Rowe Price Institutional Floating Rate Fund	191,482	1,832,486
T. Rowe Price Institutional High Yield Fund	352,382	2,889,529

		72,972,735

TOTAL MUTUAL FUNDS (Cost $129,163,950)		117,992,344

TOTAL LONG-TERM INVESTMENTS (Cost $129,163,950)		117,992,344

TOTAL INVESTMENTS — 100.0% (Cost $129,163,950) (b)		117,992,344

Other Assets/(Liabilities) — (0.0)%		(29,738)

NET ASSETS — 100.0%		$117,962,606

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 45.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,851,280	$15,421,159
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	618,183	5,841,826
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	116,090	1,077,311
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	842,291	7,984,916
MM S&P 500 Index Fund, Class I (a)	1,167,633	17,362,707

		47,687,919

Fixed Income Funds — 54.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,702,251	26,265,876
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	559,611	5,092,456
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,427,328	14,087,731
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	431,876	4,422,414
State Street Institutional U.S. Government Money Market Fund	38,085	38,085
T. Rowe Price Dynamic Global Bond Fund, Class I	466,034	4,422,661
T. Rowe Price Institutional Floating Rate Fund	156,389	1,496,646
T. Rowe Price Institutional High Yield Fund	282,143	2,313,575

		58,139,444

TOTAL MUTUAL FUNDS (Cost $116,133,692)		105,827,363

TOTAL LONG-TERM INVESTMENTS (Cost $116,133,692)		105,827,363

TOTAL INVESTMENTS — 100.0% (Cost $116,133,692) (b)		105,827,363

Other Assets/(Liabilities) — (0.0)%		(16,824)

NET ASSETS — 100.0%		$105,810,539

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 54.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,008,488	$100,030,706
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,578,399	62,165,871
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	782,680	7,263,272
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,547,800	52,593,140
MM S&P 500 Index Fund, Class I (a)	6,177,031	91,852,451

		313,905,440

Fixed Income Funds — 45.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	13,093,809	127,271,820
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,605,427	23,709,382
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,778,720	47,165,968
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	2,292,423	23,474,415
State Street Institutional U.S. Government Money Market Fund	411,988	411,988
T. Rowe Price Dynamic Global Bond Fund, Class I	2,229,407	21,157,072
T. Rowe Price Institutional Floating Rate Fund	762,187	7,294,133
T. Rowe Price Institutional High Yield Fund	1,235,715	10,132,863

		260,617,641

TOTAL MUTUAL FUNDS (Cost $636,498,026)		574,523,081

TOTAL LONG-TERM INVESTMENTS (Cost $636,498,026)		574,523,081

TOTAL INVESTMENTS — 100.0% (Cost $636,498,026) (b)		574,523,081

Other Assets/(Liabilities) — (0.0)%		(179,131)

NET ASSETS — 100.0%		$574,343,950

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 63.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	8,413,172	$70,081,726
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,446,003	60,914,725
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	543,679	5,045,340
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,897,414	36,947,486
MM S&P 500 Index Fund, Class I (a)	3,217,524	47,844,582

		220,833,859

Fixed Income Funds — 36.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,854,417	66,624,933
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,287,106	11,712,661
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,614,562	15,935,729
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,307,803	13,391,904
State Street Institutional U.S. Government Money Market Fund	297,136	297,136
T. Rowe Price Dynamic Global Bond Fund, Class I	1,180,965	11,207,357
T. Rowe Price Institutional Floating Rate Fund	380,785	3,644,116
T. Rowe Price Institutional High Yield Fund	569,092	4,666,556

		127,480,392

TOTAL MUTUAL FUNDS (Cost $387,211,150)		348,314,251

TOTAL LONG-TERM INVESTMENTS (Cost $387,211,150)		348,314,251

TOTAL INVESTMENTS — 100.0% (Cost $387,211,150) (b)		348,314,251

Other Assets/(Liabilities) — (0.0)%		(97,117)

NET ASSETS — 100.0%		$348,217,134

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 71.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	24,578,569	$204,739,477
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	22,634,616	213,897,126
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,598,572	14,834,752
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,412,396	108,189,510
MM S&P 500 Index Fund, Class I (a)	6,927,988	103,019,185

		644,680,050

Fixed Income Funds — 28.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	14,587,148	141,787,076
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,573,769	23,421,294
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,746,263	17,235,621
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	3,138,664	32,139,919
State Street Institutional U.S. Government Money Market Fund	1,328,399	1,328,399
T. Rowe Price Dynamic Global Bond Fund, Class I	2,536,476	24,071,153
T. Rowe Price Institutional Floating Rate Fund	800,376	7,659,602
T. Rowe Price Institutional High Yield Fund	1,074,739	8,812,860

		256,455,924

TOTAL MUTUAL FUNDS (Cost $1,009,532,752)		901,135,974

TOTAL LONG-TERM INVESTMENTS (Cost $1,009,532,752)		901,135,974

TOTAL INVESTMENTS — 100.0% (Cost $1,009,532,752) (b)		901,135,974

Other Assets/(Liabilities) — (0.0)%		(284,962)

NET ASSETS — 100.0%		$900,851,012

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 78.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	9,476,785	$78,941,616
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,707,426	91,735,171
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	612,554	5,684,499
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,378,829	41,511,301
MM S&P 500 Index Fund, Class I (a)	2,001,770	29,766,321

		247,638,908

Fixed Income Funds — 21.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,138,968	40,230,771
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	668,127	6,079,952
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	992,886	10,167,152
State Street Institutional U.S. Government Money Market Fund	642,909	642,909
T. Rowe Price Dynamic Global Bond Fund, Class I	713,652	6,772,562
T. Rowe Price Institutional Floating Rate Fund	214,212	2,050,008
T. Rowe Price Institutional High Yield Fund	246,671	2,022,700

		67,966,054

TOTAL MUTUAL FUNDS (Cost $355,089,592)		315,604,962

TOTAL LONG-TERM INVESTMENTS (Cost $355,089,592)		315,604,962

TOTAL INVESTMENTS — 100.0% (Cost $355,089,592) (b)		315,604,962

Other Assets/(Liabilities) — (0.0)%		(96,309)

NET ASSETS — 100.0%		$315,508,653

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 83.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	20,549,233	$171,175,110
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	23,024,786	217,584,227
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,337,486	12,411,874
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	9,522,128	90,269,774
MM S&P 500 Index Fund, Class I (a)	3,146,432	46,787,441

		538,228,426

Fixed Income Funds — 16.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,399,835	62,206,395
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	861,740	7,841,830
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,803,768	18,470,581
State Street Institutional U.S. Government Money Market Fund	1,352,754	1,352,754
T. Rowe Price Dynamic Global Bond Fund, Class I	1,083,313	10,280,639
T. Rowe Price Institutional Floating Rate Fund	287,126	2,747,800
T. Rowe Price Institutional High Yield Fund	224,893	1,844,123

		104,744,122

TOTAL MUTUAL FUNDS (Cost $725,155,627)		642,972,548

TOTAL LONG-TERM INVESTMENTS (Cost $725,155,627)		642,972,548

TOTAL INVESTMENTS — 100.0% (Cost $725,155,627) (b)		642,972,548

Other Assets/(Liabilities) — (0.0)%		(202,042)

NET ASSETS — 100.0%		$642,770,506

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 87.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,381,192	$61,485,332
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,582,054	81,100,413
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	476,356	4,420,583
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,409,474	32,321,813
MM S&P 500 Index Fund, Class I (a)	939,922	13,976,636

		193,304,777

Fixed Income Funds — 12.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,697,626	16,500,921
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	198,170	1,803,342
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	527,591	5,402,533
State Street Institutional U.S. Government Money Market Fund	408,087	408,087
T. Rowe Price Dynamic Global Bond Fund, Class I	297,926	2,827,319
T. Rowe Price Institutional Floating Rate Fund	72,683	695,574
T. Rowe Price Institutional High Yield Fund	33,810	277,243

		27,915,019

TOTAL MUTUAL FUNDS (Cost $249,741,152)		221,219,796

TOTAL LONG-TERM INVESTMENTS (Cost $249,741,152)		221,219,796

TOTAL INVESTMENTS — 100.0% (Cost $249,741,152) (b)		221,219,796

Other Assets/(Liabilities) — (0.0)%		(70,923)

NET ASSETS — 100.0%		$221,148,873

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 87.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,360,737	$102,964,937
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	14,349,981	135,607,319
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	798,581	7,410,830
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,707,863	54,110,546
MM S&P 500 Index Fund, Class I (a)	1,577,228	23,453,384

		323,547,016

Fixed Income Funds — 12.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,838,645	27,591,632
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	332,579	3,026,464
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	888,443	9,097,656
State Street Institutional U.S. Government Money Market Fund	1,077,983	1,077,983
T. Rowe Price Dynamic Global Bond Fund, Class I	487,210	4,623,623
T. Rowe Price Institutional Floating Rate Fund	122,448	1,171,827
T. Rowe Price Institutional High Yield Fund	56,486	463,186

		47,052,371

TOTAL MUTUAL FUNDS (Cost $418,563,303)		370,599,387

TOTAL LONG-TERM INVESTMENTS (Cost $418,563,303)		370,599,387

TOTAL INVESTMENTS — 100.0% (Cost $418,563,303) (b)		370,599,387

Other Assets/(Liabilities) — (0.0)%		(108,792)

NET ASSETS — 100.0%		$370,490,595

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 87.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	3,615,466	$30,116,830
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	4,197,709	39,668,351
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	233,264	2,164,690
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,685,619	15,979,664
MM S&P 500 Index Fund, Class I (a)	461,351	6,860,291

		94,789,826

Fixed Income Funds — 12.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	826,610	8,034,646
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	96,694	879,911
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	258,504	2,647,079
State Street Institutional U.S. Government Money Market Fund	218,198	218,198
T. Rowe Price Dynamic Global Bond Fund, Class I	144,654	1,372,764
T. Rowe Price Institutional Floating Rate Fund	34,553	330,677
T. Rowe Price Institutional High Yield Fund	16,202	132,856

		13,616,131

TOTAL MUTUAL FUNDS (Cost $122,238,939)		108,405,957

TOTAL LONG-TERM INVESTMENTS (Cost $122,238,939)		108,405,957

TOTAL INVESTMENTS — 100.0% (Cost $122,238,939) (b)		108,405,957

Other Assets/(Liabilities) — (0.0)%		(28,756)

NET ASSETS — 100.0%		$108,377,201

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 87.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	486,572	$4,053,145
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	564,345	5,333,065
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	31,164	289,204
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	225,398	2,136,775
MM S&P 500 Index Fund, Class I (a)	62,175	924,549

		12,736,738

Fixed Income Funds — 12.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	112,915	1,097,530
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	12,691	115,488
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	34,337	351,612
State Street Institutional U.S. Government Money Market Fund	20,519	20,519
T. Rowe Price Dynamic Global Bond Fund, Class I	18,861	178,995
T. Rowe Price Institutional Floating Rate Fund	4,585	43,877
T. Rowe Price Institutional High Yield Fund	1,780	14,593

		1,822,614

TOTAL MUTUAL FUNDS (Cost $16,328,577)		14,559,352

TOTAL LONG-TERM INVESTMENTS (Cost $16,328,577)		14,559,352

TOTAL INVESTMENTS — 100.0% (Cost $16,328,577) (b)		14,559,352

Other Assets/(Liabilities) — (0.0)%		(5,289)

NET ASSETS — 100.0%		$14,554,063

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“MM Select BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2010 Fund (“MM RetireSMART by JPMorgan 2010 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2015 Fund (“MM RetireSMART by JPMorgan 2015 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund (the “MM RetireSMART Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM RetireSMART Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2010 Fund, MM RetireSMART by JPMorgan 2015 Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM RetireSMART Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting

Notes to Portfolio of Investments (Unaudited) (Continued)

principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis	of Consolidation

The accompanying portfolio of investments for the MM Select BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the MM Select BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the MM Select BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The MM Select BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2018, the MM Select BlackRock Global Allocation Fund’s net assets were approximately $531,176,248, of which approximately $7,873,802 or approximately 1.48%, represents the Subsidiary’s net assets.

Investment	Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2010 Fund, MM RetireSMART by JPMorgan 2015 Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on

Notes to Portfolio of Investments (Unaudited) (Continued)

the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2018. The MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all long-term investments at Level 1, as of December 31, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$-	$4,573,743	$-	$4,573,743
Corporate Debt	-	261,975,165	-	261,975,165
Municipal Obligations	-	14,953,752	-	14,953,752
Non-U.S. Government Agency Obligations	-	130,312,671	-	130,312,671
Sovereign Debt Obligations	-	1,172,495	-	1,172,495
U.S. Government Agency Obligations and Instrumentalities	-	276,043,010	-	276,043,010
U.S. Treasury Obligations	-	155,243,496	-	155,243,496
Mutual Funds	1,325,133	-	-	1,325,133
Short-Term Investments	-	22,217,961	-	22,217,961

Total Investments	$1,325,133	$866,492,293	$-	$867,817,426

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Total Return Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$2,379,994	$-	$-		$2,379,994
Swap Agreements	-	486,250	-		486,250

Total	$2,379,994	$486,250	$-		$2,866,244

Liability Derivatives
Forward Contracts	$-	$(123,865)	$-		$(123,865)
Futures Contracts	(54,866)	-	-		(54,866)
Swap Agreements	-	(444,046)	-		(444,046)

Total	$(54,866)	$(567,911)	$-		$(622,777)

Strategic Bond Fund
Asset Investments
Preferred Stock	$122,900	$-	$-		$122,900
Bank Loans	-	13,157,507	-		13,157,507
Corporate Debt	-	169,225,302	-		169,225,302
Municipal Obligations	-	186,210	-		186,210
Non-U.S. Government Agency Obligations	-	65,804,414	690,485	**	66,494,899
Sovereign Debt Obligations	-	38,492,080	-		38,492,080
U.S. Government Agency Obligations and Instrumentalities	-	184,607,170	-		184,607,170
U.S. Treasury Obligations	-	182,469,254	-		182,469,254
Purchased Options	42,157	192,741	-		234,898
Mutual Funds	1,625,518	-	-		1,625,518
Short-Term Investments	-	51,879,420	-		51,879,420

Total Investments	$1,790,575	$706,014,098	$690,485		$708,495,158

Asset Derivatives
Forward Contracts	$-	$932,725	$-		$932,725
Futures Contracts	4,898,548	-	-		4,898,548
Swap Agreements	-	2,467,166	-		2,467,166

Total	$4,898,548	$3,399,891	$-		$8,298,439

Liability Derivatives
Forward Contracts	$-	$(1,607,633)	$-		$(1,607,633)
Futures Contracts	(4,415,679)	-	-		(4,415,679)
Swap Agreements	-	(2,794,429)	-		(2,794,429)
Written Options	(1,213,937)	(40,912)	-		(1,254,849)

Total	$(5,629,616)	$(4,442,974)	$-		$(10,072,590)

MM Select BlackRock Global Allocation Fund
Asset Investments
Common Stock*
Australia	$5,788	$441,058	$309,833		$756,679
Belgium	-	1,240,322	-		1,240,322
Bermuda	-	645,041	-		645,041
Brazil	1,933,510	1,856,044	-		3,789,554
Canada	7,704,278	-	-		7,704,278
Cayman Islands	1,268,351	4,020,098	-		5,288,449
China	-	2,261,808	-		2,261,808
Czech Republic	-	229,412	-		229,412

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

MM Select BlackRock Global Allocation Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Denmark	$-	$476,701	$-	$476,701
Finland	-	49,205	-	49,205
France	42,266	14,268,945	-	14,311,211
Germany	-	6,859,898	-	6,859,898
Hong Kong	-	4,230,411	-	4,230,411
India	-	6,355,587	-	6,355,587
Indonesia	-	191,984	-	191,984
Ireland	401,559	-	-	401,559
Italy	-	2,861,364	-	2,861,364
Japan	56,904	40,505,135	-	40,562,039
Liberia	38,040	-	-	38,040
Malaysia	-	89,507	-	89,507
Mexico	34,957	-	-	34,957
Netherlands	505,715	5,318,539	-	5,824,254
Norway	-	12,710	-	12,710
Panama	6,064	-	-	6,064
Poland	-	14,727	-	14,727
Portugal	-	564,093	-	564,093
Republic of Korea	-	3,518,692	-	3,518,692
Singapore	-	2,889,974	-	2,889,974
South Africa	-	52,668	-	52,668
Spain	-	1,863,743	-	1,863,743
Sweden	-	82,479	-	82,479
Switzerland	1,339,467	4,819,505	-	6,158,972
Taiwan	-	4,532,258	-	4,532,258
Thailand	819,767	188,000	-	1,007,767
Turkey	-	23,479	-	23,479
United Kingdom	3,191,517	13,891,429	-	17,082,946
United States	164,317,786	393,586	74	164,711,446
Preferred Stock*
Brazil	-	287,880	-	287,880
Italy	-	19,635	-	19,635
Republic of Korea	-	36,198	-	36,198
United States	1,703,119	1,257,635	4,320,073	7,280,827
Bank Loans	-	860,586	-	860,586
Corporate Debt	-	27,258,616	2,307,934	29,566,550
Sovereign Debt Obligations	-	15,024,100	-	15,024,100
U.S. Treasury Obligations	-	120,048,675	-	120,048,675
Mutual Funds	9,269,154	-	-	9,269,154
Purchased Options	-	1,265,924	-	1,265,924
Short-Term Investments	-	49,060,340	-	49,060,340

Total Investments	$192,638,242	$339,867,991	$6,937,914	$539,444,147

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select BlackRock Global Allocation Fund (Continued)
Liability Investments
Equities Sold Short	$(186,029)	$(965,999)	$-		$(1,152,028)

Asset Derivatives
Forward Contracts	$-	$372,354	$-		$372,354
Futures Contracts	335,014	-	-		335,014
Swap Agreements	-	1,215,584	-		1,215,584

Total	$335,014	$1,587,938	$-		$1,922,952

Liability Derivatives
Forward Contracts	$-	$(427,906)	$-		$(427,906)
Futures Contracts	(61,925)	-	-		(61,925)
Swap Agreements	-	(429,960)	-		(429,960)
Written Options	(21,746)	(4,027,462)	-		(4,049,208)

Total	$(83,671)	$(4,885,328)	$-		$(4,968,999)

Diversified Value Fund
Asset Investments
Common Stock	$344,010,086	$6,097,357 *	$-		$350,107,443
Preferred Stock	3,908,268	-	-		3,908,268
Rights	-	-	-	+**	-
Mutual Funds	4,641,394	-	-		4,641,394
Short-Term Investments	1,022	2,338,606	-		2,339,628

Total Investments	$352,560,770	$8,435,963	$-		$360,996,733

Fundamental Value Fund
Asset Investments
Common Stock	$942,560,725	$10,685,956 *	$-		$953,246,681
Short-Term Investments	-	8,971,967	-		8,971,967

Total Investments	$942,560,725	$19,657,923	$-		$962,218,648

S&P 500 Index Fund
Asset Investments
Common Stock	$2,856,858,689	$-	$-		$2,856,858,689
Mutual Funds	1,338,235	-	-		1,338,235
Short-Term Investments	-	63,546,151	-		63,546,151

Total Investments	$2,858,196,924	$63,546,151	$-		$2,921,743,075

Liability Derivatives
Futures Contracts	$(1,348,715)	$-	$-		$(1,348,715)

Equity Opportunities Fund
Asset Investments
Common Stock	$537,734,456	$24,885,434 *	$-		$562,619,890
Preferred Stock	5,394,844	-	-		5,394,844
Short-Term Investments	1,025	9,476,604	-		9,477,629

Total Investments	$543,130,325	$34,362,038	$-		$577,492,363

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Fundamental Growth Fund
Asset Investments
Common Stock	$117,302,012	$847,797	*	$-		$118,149,809
Short-Term Investments	-	1,761,661		-		1,761,661

Total Investments	$117,302,012	$2,609,458		$-		$119,911,470

Blue Chip Growth Fund
Asset Investments
Common Stock	$2,616,140,492	$68,426,818	*	$3,358,253	**	$2,687,925,563
Short-Term Investments	1,047	8,039,401		-		8,040,448

Total Investments	$2,616,141,539	$76,466,219		$3,358,253		$2,695,966,011

Mid-Cap Value Fund
Asset Investments
Common Stock	$75,685,465	$4,723,578	*	$-		$80,409,043
Mutual Funds	1,520,816	-		-		1,520,816
Short-Term Investments	-	2,506,508		-		2,506,508

Total Investments	$77,206,281	$7,230,086		$-		$84,436,367

Asset Derivatives
Forward Contracts	$-	$6,261		$-		$6,261

Liability Derivatives
Forward Contracts	$-	$(46,288)		$-		$(46,288)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$88,692,457	$1,834,616	*	$-	+**	$90,527,073
Mutual Funds	301,397	-		-		301,397
Short-Term Investments	-	3,088,851		-		3,088,851

Total Investments	$88,993,854	$4,923,467		$-		$93,917,321

Small Company Value Fund
Asset Investments
Common Stock	$171,307,271	$114,954		$-	+**	$171,422,225
Mutual Funds	3,880,380	-		-		3,880,380
Short-Term Investments	1,030	5,736,410		-		5,737,440

Total Investments	$175,188,681	$5,851,364		$-		$181,040,045

Liability Derivatives
Futures Contracts	$(57,274)	$-		$-		$(57,274)

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$408,667,986	$-		$-		$408,667,986
Mutual Funds	9,997,642	-		-		9,997,642
Short-Term Investments	-	10,195,454		-		10,195,454

Total Investments	$418,665,628	$10,195,454		$-		$428,861,082

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

S&P Mid Cap Index Fund (Continued)
Liability Derivatives
Futures Contracts	$(275,285)	$-	$-		$(275,285)

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$263,746,763	$-	$-	+**	$263,746,763
Rights	-	-	18,111	**	18,111
Mutual Funds	16,476,798	-	-		16,476,798
Short-Term Investments	-	7,844,566	-		7,844,566

Total Investments	$280,223,561	$7,844,566	$18,111		$288,086,238

Liability Derivatives
Futures Contracts	$(192,771)	$-	$-		$(192,771)

Mid Cap Growth Fund
Asset Investments
Common Stock	$6,697,834,183	$-	$9,820,234	**	$6,707,654,417
Preferred Stock	-	-	20,297,593	**	20,297,593
Mutual Funds	90,471,860	-	-		90,471,860
Short-Term Investments	200,404,208	160,714,765	-		361,118,973

Total Investments	$6,988,710,251	$160,714,765	$30,117,827		$7,179,542,843

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$491,072,337	$-	$753,724	**	$491,826,061
Preferred Stock	-	-	1,292,623	**	1,292,623
Mutual Funds	18,854,799	-	-		18,854,799
Short-Term Investments	-	13,885,134	-		13,885,134

Total Investments	$509,927,136	$13,885,134	$2,046,347		$525,858,617

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$154,061	$14,015,728	$-		$14,169,789
Austria	-	492,817	-		492,817
Belgium	-	1,976,441	-		1,976,441
Bermuda	-	812,204	-		812,204
Cayman Islands	144,945	1,315,038	-		1,459,983
Denmark	-	3,646,513	-		3,646,513
Finland	-	2,598,425	-		2,598,425
France	200,899	21,305,661	-		21,506,560
Germany	47,945	16,955,483	-		17,003,428
Hong Kong	-	5,779,841	-		5,779,841
Ireland	-	1,306,298	-		1,306,298
Israel	526,666	592,877	-		1,119,543
Italy	-	3,846,724	-		3,846,724
Japan	-	50,353,705	-		50,353,705
Luxembourg	-	705,244	-		705,244
Mauritius	-	21,062	-		21,062

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Netherlands	$812,014	$8,043,511	$-		$8,855,525
New Zealand	-	480,276	-		480,276
Norway	-	1,520,183	-		1,520,183
Papua New Guinea	-	115,731	-		115,731
Portugal	-	329,743	-	+**	329,743
Singapore	-	2,804,995	-		2,804,995
Spain	-	6,410,225	-		6,410,225
Sweden	-	5,137,548	-		5,137,548
Switzerland	-	18,141,110	-		18,141,110
United Kingdom	167,811	35,636,731	-		35,804,542
United States	451,000	-	-		451,000
Preferred Stock*
Germany	-	1,141,797	-		1,141,797
Italy	-	47,325	-		47,325
Mutual Funds	1,812,737	-	-		1,812,737
Rights	10,238	-	-		10,238
Short-Term Investments	-	2,350,102	-		2,350,102

Total Investments	$4,328,316	$207,883,338	$-		$212,211,654

Asset Derivatives
Forward Contracts	$-	$50,671	$-		$50,671
Futures Contracts	7,338	-	-		7,338

Total	$7,338	$50,671	$-		$58,009

Liability Derivatives
Forward Contracts	$-	$(7,029)	$-		$(7,029)
Futures Contracts	(150,103)	-	-		(150,103)

Total	$(150,103)	$(7,029)	$-		$(157,132)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$7,705,574	$-		$7,705,574
Belgium	-	4,785,464	-		4,785,464
Brazil	1,869,134	-	-		1,869,134
Canada	13,584,825	-	-		13,584,825
Cayman Islands	4,320,196	-	-		4,320,196
Denmark	-	8,295,050	-		8,295,050
France	-	71,894,274	-		71,894,274
Germany	-	63,943,802	-		63,943,802
Hong Kong	-	9,777,731	-		9,777,731
India	-	11,601,067	-		11,601,067
Indonesia	-	3,964,395	-		3,964,395
Ireland	6,555,281	2,196,024	-		8,751,305
Israel	3,650,439	-	-		3,650,439
Italy	-	14,200,169	-		14,200,169
Japan	-	54,818,238	-		54,818,238
Mexico	1,943,610	-	-		1,943,610
Netherlands	-	29,713,520	-		29,713,520
Republic of Korea	-	4,672,059	-		4,672,059
Singapore	-	4,295,184	-		4,295,184

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
South Africa	$-	$5,726,716	$-	$5,726,716
Spain	-	5,255,189	-	5,255,189
Sweden	-	13,433,265	-	13,433,265
Switzerland	-	62,291,808	-	62,291,808
Taiwan	4,674,245	2,744,007	-	7,418,252
United Kingdom	4,619,344	89,229,731	-	93,849,075
United States	4,523,633	-	-	4,523,633
Short-Term Investments	-	2,908,243	-	2,908,243

Total Investments	$45,740,707	$473,451,510	$-	$519,192,217

Asset Derivatives
Forward Contracts	$-	$95,232	$-	$95,232

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Argentina	$314,744	$-	$-	$314,744
Australia	-	29,863,250	-	29,863,250
Austria	-	6,826,623	-	6,826,623
Belgium	-	4,596,698	-	4,596,698
Bermuda	4,539,726	5,627,066	-	10,166,792
Brazil	1,970,088	10,882,012	-	12,852,100
British Virgin Islands	-	766,960	-	766,960
Canada	29,049,987	-	-	29,049,987
Cayman Islands	22,486,003	25,975,666	-	48,461,669
Chile	1,795,794	944,688	-	2,740,482
China	-	14,419,644	-	14,419,644
Colombia	404,770	-	-	404,770
Denmark	-	4,030,294	-	4,030,294
Finland	-	9,066,867	-	9,066,867
France	684,236	58,756,503	-	59,440,739
Germany	-	58,246,006	-	58,246,006
Hong Kong	-	20,899,745	-	20,899,745
Hungary	-	1,121,620	-	1,121,620
India	13,015,604	4,234,669	-	17,250,273
Indonesia	-	8,957,734	-	8,957,734
Ireland	2,509,897	3,184,603	-	5,694,500
Italy	-	8,216,797	-	8,216,797
Japan	2,614,278	132,812,694	-	135,426,972
Luxembourg	1,348,423	708,027	-	2,056,450
Mexico	2,267,573	-	-	2,267,573
Netherlands	7,034,036	21,989,612	-	29,023,648
Norway	-	6,594,849	-	6,594,849
Philippines	-	4,468,916	-	4,468,916
Portugal	-	5,157,825	-	5,157,825
Republic of Korea	1,818,297	27,128,490	-	28,946,787
Russia	-	4,301,916	-	4,301,916
Singapore	-	7,240,352	-	7,240,352
South Africa	-	17,736,649	-	17,736,649

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Spain	$1,079,513	$11,939,792		$-		$13,019,305
Sweden	-	12,190,694		-		12,190,694
Switzerland	-	54,677,907		-		54,677,907
Taiwan	10,137,442	15,595,441		-		25,732,883
Thailand	5,228,699	-		-		5,228,699
Turkey	-	764,238		-		764,238
United Arab Emirates	-	5,722,016		-		5,722,016
United Kingdom	23,784,309	82,489,800		-		106,274,109
United States	10,677,488	1,496,416		-		12,173,904
Preferred Stock*
Brazil	-	7,862,950		-		7,862,950
Germany	-	351,903		-		351,903
Italy	-	627,436		-		627,436
Republic of Korea	-	1,320,508		-		1,320,508
Mutual Funds	10,308,996	-		-		10,308,996
Short-Term Investments	19,570,344	2,907,460		-		22,477,804

Total Investments	$172,640,247	$702,703,336		$-		$875,343,583

Asset Derivatives
Forward Contracts	$-	$713		$-		$713

Liability Derivatives
Forward Contracts	$-	$(39,934)		$-		$(39,934)

Equity Asset Fund
Asset Investments
Common Stock	$417,753,284	$123,476	*	$-	+**	$417,876,760
Warrants	114	45	*	-	+**	159
Rights	-	-		4,697	**	4,697
Short-Term Investments	-	6,793,461		-		6,793,461

Total Investments	$417,753,398	$6,916,982		$4,697		$424,675,077

Asset Derivatives
Futures Contracts	$39,701	$-		$-		$39,701

MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans	$-	$10,373,157		$-		$10,373,157
Corporate Debt	-	150,184,481		-		150,184,481
Non-U.S. Government Agency Obligations	-	91,110,536		594,990	**	91,705,526
Sovereign Debt Obligations	-	93,368,951		-		93,368,951
U.S. Government Agency Obligations and Instrumentalities	-	98,859,593		-		98,859,593
U.S. Treasury Obligations	-	97,987,171		-		97,987,171
Purchased Options	-	20,543		-		20,543
Short-Term Investments	26,107,106	3,000,409		-		29,107,515

Total Investments	$26,107,106	$544,904,841		$594,990		$571,606,937

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MM Select T. Rowe Price Bond Asset Fund (Continued)
Liability Investments
Forward Sale Commitments	$-	$(2,093,563)	$-		$(2,093,563)

Asset Derivatives
Forward Contracts	$-	$862,045	$-		$862,045
Futures Contracts	2,683,394	-	-		2,683,394
Swap Agreements	-	160,414	-		160,414

Total	$2,683,394	$1,022,459	$-		$3,705,853

Liability Derivatives
Forward Contracts	$-	$(724,139)	$-		$(724,139)
Futures Contracts	(703,709)	-	-		(703,709)
Swap Agreements	-	(589,603)	-		(589,603)

Total	$(703,709)	$(1,313,742)	$-		$(2,017,451)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$-	$36,990,493	$-		$36,990,493
Sovereign Debt Obligations	-	51,298,848	-		51,298,848
U.S. Treasury Obligations	-	64,653	-		64,653
Purchased Options	-	28,966	-		28,966
Short-Term Investments	-	3,407,524	-		3,407,524

Total Investments	$-	$91,790,484	$-		$91,790,484

Asset Derivatives
Forward Contracts	$-	$39,654	$-		$39,654
Futures Contracts	116,559	-	-		116,559
Swap Agreements	-	11,919	-		11,919

Total	$116,559	$51,573	$-		$168,132

Liability Derivatives
Forward Contracts	$-	$(27,376)	$-		$(27,376)
Swap Agreements	-	(141,404)	-		(141,404)

Total	$-	$(168,780)	$-		$(168,780)

MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$886,889,266	$10,835,528 *	$1,171,890	**	$898,896,684
Preferred Stock	4,829,654	-	-		4,829,654
Corporate Debt	-	474,001	-		474,001
Mutual Funds	1,717,121	-	-		1,717,121
Short-Term Investments	13,863,687	4,153,766	-		18,017,453

Total Investments	$907,299,728	$15,463,295	$1,171,890		$923,934,913

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$-	$18,415,799	$-		$18,415,799
Non-U.S. Government Agency Obligations	-	9,565,958	314,995	**	9,880,953
U.S. Government Agency Obligations and Instrumentalities	-	3,063,029	-		3,063,029
U.S. Treasury Obligations	-	94,828,534	-		94,828,534
Short-Term Investments	-	4,765,132	-		4,765,132

Total Investments	$-	$130,638,452	$314,995		$130,953,447

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (Continued)
Asset Derivatives
Forwards	$-	$10,818		$-		$10,818
Futures Contracts	164,294	-		-		164,294

Total	$164,294	$10,818		$-		$175,112

Liability Derivatives
Futures Contracts	$(17,446)	$-		$-		$(17,446)
Swap Agreements	-	(319,696)		-		(319,696)

Total	$(17,446)	$(319,696)		$-		$(337,142)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$-	$6,853,737		$-		$6,853,737
Austria	-	88,766		-		88,766
Belgium	-	199,422		-		199,422
Bermuda	81,396	359,289		-		440,685
Brazil	-	655,203		-		655,203
Canada	5,695,108	-		-		5,695,108
Finland	-	250,989		-		250,989
France	-	1,432,624		-		1,432,624
Germany	-	422,362		-		422,362
Hong Kong	-	766,286		-		766,286
Ireland	280,349	-		-		280,349
Japan	-	1,711,673		-		1,711,673
Luxembourg	158,125	696,941		-		855,066
Mexico	89,803	-		-		89,803
Netherlands	284,058	410,953		-		695,011
Norway	-	307,918		-		307,918
Portugal	-	200,696		-		200,696
Republic of Korea	-	496,460		-		496,460
Singapore	-	302,446		-		302,446
Spain	-	384,381		-		384,381
Sweden	-	1,040,827		-		1,040,827
Switzerland	-	309,850		-		309,850
United Kingdom	-	6,871,495		-		6,871,495
United States	28,857,361	-		-		28,857,361
Preferred Stock*
Germany	-	76,440		-		76,440
United States	295,409	-		-		295,409
Mutual Funds	95,312	-		-		95,312
Short-Term Investments	-	2,538,513		-		2,538,513

Total Investments	$35,836,921	$26,377,271		$-		$62,214,192

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$423,496,646	$7,341,686	*	$534,480	**	$431,372,812
Preferred Stock	66,762	796,215	*	2,022,727	**	2,885,704
Warrants	-	-		-	**	-
Bank Loans	-	81,113		-		81,113
Corporate Debt	-	-		14,320	**	14,320
Mutual Funds	3,753,798	-		-		3,753,798
Short-Term Investments	20,770,803	3,067,935		-		23,838,738

Total Investments	$448,088,009	$11,286,949		$2,571,527		$461,946,485

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$-	$7,474,111	$-	$7,474,111
U.S. Treasury Obligations	-	116,373,048	-	116,373,048
Short-Term Investments	-	1,791,216	-	1,791,216

Total Investments	$-	$125,638,375	$-	$125,638,375

Asset Derivatives
Futures Contracts	$690,496	$-	$-	$690,496

Liability Derivatives
Futures Contracts	$(375,791)	$-	$-	$(375,791)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2018 is not presented.

+	Represents a security at $0 value as of December 31, 2018.

The Funds, with the exception of the MM Select BlackRock Global Allocation Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, Equity Asset Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund, had no transfers between Levels of the fair value hierarchy during the period ended December 31, 2018. The MM Select BlackRock Global Allocation Fund, Overseas Fund, Equity Asset Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund, had transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended December 31, 2018; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
MM Select T. Rowe Price International Equity Fund	$-	$13,125,403	$(13,125,403)	$-
MM Select T. Rowe Price Real Assets Fund	-	902,534	(902,534)	-

*	Transfers occurred between Level 1 and Level 2 as inputs were more/less observable.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/18	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 12/31/18	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 12/31/18
MM Select BlackRock Global Allocation Fund
Common Stock	$594	$-	$-	$(46,164)	$355,477	$-	$-	$-	$309,907	$(46,164)
Preferred Stock	4,510,507	-	-	(190,434)	-	-	-	-	4,320,073	(190,433)
Corporate Debt†	1,110,655	-	174	426,561	-	(1,526,556)	-	-	10,834	(439)
Corporate Debt	255,500	-	-	(18,523)	2,060,123	-	-	-	2,297,100	(18,523)

	$5,877,256	$-	$174	$171,440	$2,415,600	$(1,526,556)	$-	$-	$6,937,914	$(255,559)

†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The MM Select BlackRock Global Allocation Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the MM Select BlackRock Global Allocation Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
MM Select BlackRock Global Allocation Fund

Common Stock — $309,907
Jawbone Health Hub, Inc.	$0	Worthless	Worthless	$0.00
Lookout, Inc.	$74	Market Approach	Option Pricing Method / EV Multiple	3.50x
Quintis Group	$309,833	Market Approach	Enterprise Value Coverage Analysis	$0.54

Corporate Debt — $2,297,100
Bio City Development Co. B.V.	$217,000	Market Approach	Coverage Analysis — Expected Recovery Rate	15.50%
			Cashflow Discount Rate	37.87%
Quintis (Australia) Pty Limited First Lien Note	$951,600		Enterprise Value Coverage Analysis	$100.00
Quintis (Australia) Pty Limited Second Lien Note	$1,128,500		Enterprise Value Coverage Analysis	$100.00

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
MM Select BlackRock Global Allocation Fund (Continued)

Preferred Stock — $4,320,073
Grand Rounds, Inc., Series C	$297,241	Market Approach	Probability Weighted Expected Return Method
			June 30, 2019 IPO Probability	45%
			December 31, 2019 IPO Probability	35%
			Merger & Aquisition Probability	15%
			Insolvency Probability	5%
Grand Rounds, Inc., Series D	$185,178	Market Approach	Probability Weighted Expected Return Method
			June 30, 2019 IPO Probability	45%
			December 31, 2019 IPO Probability	35%
			Merger & Aquisition Probability	15%
			Insolvency Probability	5%
Lookout, Inc., Series F	$332,538	Market Approach	Option Pricing Method / EV Multiple	3.50x
Palantir Technologies, Inc., Series I	$579,368	Market Approach	EV/Multiple	14.25x
Uber Technologies, Inc., Series D	$2,925,748	Market Approach	EV/Multiple	6.75x
			2 Year Revenue Growth Rate	41%

Total	$6,927,080

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2018, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	MM Select BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies	M	A	A

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	M	A	A	A

Interest Rate Swaps***
Hedging/Risk Management	A	A	A
Duration Management	A	A	A
Substitution for Direct Investment			A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	MM Select BlackRock Global Allocation Fund	S&P 500 Index Fund
Total Return Swaps****
Hedging/Risk Management			A
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Income		M	M
Substitution for Direct Investment		M	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M

Option (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment		M	A

Options (Written)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		M	A
Substitution for Direct Investment		M	M
Directional Investment		M	A

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	MSCI EAFE International Index Fund	Overseas Fund	Equity Asset Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A					A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management		A
Substitution for Direct Investment		A	A	A	A		A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price International Equity Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A	A
Directional Exposures to Currencies	A	A		A

Futures Contracts**
Hedging/Risk Management	A	A		A	A
Duration/Credit Quality Management	A	A		A	A
Substitution for Direct Investment	M			M	M

Interest Rate Swaps***
Hedging/Risk Management	A	A		A
Duration Management	A	A		M
Substitution for Direct Investment	A			A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A
Income	M
Substitution for Direct Investment	M	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	M	A
Income	A
Substitution for Direct Investment	A	A

Options (Purchased)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	M
Directional Investment	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At December 31, 2018, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$2,379,994	$2,379,994
Swap Agreements	-	-	-	486,250	486,250

Total Value	$-	$-	$-	$2,866,244	$2,866,244

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(123,865)	$-	$(123,865)
Futures Contracts	-	-	-	(54,866)	(54,866)
Swap Agreements	-	-	-	(444,046)	(444,046)

Total Value	$-	$-	$(123,865)	$(498,912)	$(622,777)

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$185,449	$49,449	$234,898
Forward Contracts	-	-	932,725	-	932,725
Futures Contracts	-	-	-	4,898,548	4,898,548
Swap Agreements	406,445	-	-	2,060,721	2,467,166

Total Value	$406,445	$-	$1,118,174	$7,008,718	$8,533,337

Liability Derivatives
Forward Contracts	$-	$-	$(1,607,633)	$-	$(1,607,633)
Futures Contracts	-	-	(5,138)	(4,410,541)	(4,415,679)
Swap Agreements	(111,949)	-	-	(2,682,480)	(2,794,429)
Written Options	-	-	(27,504)	(1,227,345)	(1,254,849)

Total Value	$(111,949)	$-	$(1,640,275)	$(8,320,366)	$(10,072,590)

MM Select BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$372,354	$-	$372,354
Futures Contracts	-	335,014	-	-	335,014
Swap Agreements	-	279,690	-	935,894	1,215,584
Purchased Options	-	1,258,478	-	7,446	1,265,924

Total Value	$-	$1,873,182	$372,354	$943,340	$3,188,876

Liability Derivatives
Forward Contracts	$-	$-	$(427,906)	$-	$(427,906)
Futures Contracts	-	(61,925)	-	-	(61,925)
Swap Agreements	(2,353)	(34,715)	-	(392,892)	(429,960)
Written Options	-	(3,897,619)	-	(151,589)	(4,049,208)

Total Value	$(2,353)	$(3,994,259)	$(427,906)	$(544,481)	$(4,968,999)

S&P 500 Index Fund
Liability Derivatives
Futures Contracts	$-	$(1,348,715)	$-	$-	$(1,348,715)

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$6,261	$-	$6,261

Liability Derivatives
Forward Contracts	$-	$-	$(46,288)	$-	$(46,288)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Small Company Value Fund
Liability Derivatives
Futures Contracts	$-	$(57,274)	$-	$-	$(57,274)

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(275,285)	$-	$-	$(275,285)

Russell 2000 Small Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(192,771)	$-	$-	$(192,771)

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$50,671	$-	$50,671
Futures Contracts	-	7,338	-	-	7,338

Total Value	$-	$7,338	$50,671	$-	$58,009

Liability Derivatives
Forward Contracts	$-	$-	$(7,029)	$-	$(7,029)
Futures Contracts	-	(150,103)	-	-	(150,103)

Total Value	$-	$(150,103)	$(7,029)	$-	$(157,132)

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$95,232	$-	$95,232

MM Select T. Rowe Price International Equity Fund
Asset Derivatives
Forward Contracts	$-	$-	$713	$-	$713

Liability Derivatives
Forward Contracts	$-	$-	$(39,934)	$-	$(39,934)

Equity Asset Fund
Asset Derivatives
Futures Contracts	$-	$39,701	$-	$-	$39,701

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options	$-	$-	$20,543	$-	$20,543
Forward Contracts	-	-	862,045	-	862,045
Futures Contracts	-	-	-	2,683,394	2,683,394
Swap Agreements	160,414	-	-	-	160,414

Total Value	$160,414	$-	$882,588	$2,683,394	$3,726,396

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price Bond Asset Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(724,139)	$-	$(724,139)
Futures Contracts	-	-	-	(703,709)	(703,709)
Swap Agreements	(525,528)	-	-	(64,075)	(589,603)

Total Value	$(525,528)	$-	$(724,139)	$(767,784)	$(2,017,451)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$28,966	$-	$28,966
Forward Contracts	-	-	39,654	-	39,654
Futures Contracts	-	-	-	116,559	116,559
Swap Agreements	11,738	-	-	181	11,919

Total Value	$11,738	$-	$68,620	$116,740	$197,098

Liability Derivatives
Forward Contracts	$-	$-	$(27,376)	$-	$(27,376)
Swap Agreements	(140,786)	-	-	(618)	(141,404)

Total Value	$(140,786)	$-	$(27,376)	$(618)	$(168,780)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$10,818	$-	$10,818
Futures Contracts	-	-	-	164,294	164,294

Total Value	$-	$-	$10,818	$164,294	$175,112

Liability Derivatives
Futures Contracts	$-	$-	$-	$(17,446)	$(17,446)
Swap Agreements	-	-	-	(319,696)	(319,696)

Total Value	$-	$-	$-	$(337,142)	$(337,142)

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$690,496	$690,496

Liability Derivatives
Futures Contracts	$-	$-	$-	$(375,791)	$(375,791)

At December 31, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	1,432	$4,313,757	$64,680,000	-	$-	-	$-
Strategic Bond Fund	5,265	85,872,248	390,938,866	11,140,100	6,270,000	2,689,380	6,270,000
MM Select BlackRock Global Allocation Fund	373	46,113,557	56,495,298	11,334,303	17,204,000	4,985,640	17,204,000
S&P 500 Index Fund	462	-	-	-	-	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Mid-Cap Value Fund	-	$4,891,695	$-	-	$-	-	$-
Small Company Value Fund	23	-	-	-	-	-	-
S&P Mid Cap Index Fund	62	-	-	-	-	-	-
Russell 2000 Small Cap Index Fund	125	-	-	-	-	-	-
MSCI EAFE International Index Fund	92	3,368,516	-	-	-	-	-
Overseas Fund	-	4,671,140	-	-	-	-	-
MM Select T. Rowe Price International Equity Fund	-	1,361,562	-	-	-	-	-
Equity Asset Fund	55	-	-	-	-	-	-
MM Select T. Rowe Price Bond Asset Fund	1,003	124,050,870	26,468,080	11,200,000	-	-	-
MM Select T. Rowe Price Emerging Markets Bond Fund	30	3,443,458	3,179,797	1,700,000	-	-	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	133	249,019	27,875,000	-	-	-	-
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	213	-	-	-	-	-	-

†

Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, at December 31, 2018.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts, Foreign Currency Futures, and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options, respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). A Fund may also enter into contracts for difference, which are similar to total return swaps.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable

Notes to Portfolio of Investments (Unaudited) (Continued)

depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Notes to Portfolio of Investments (Unaudited) (Continued)

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to

Notes to Portfolio of Investments (Unaudited) (Continued)

perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

A Fund’s current exposure to a counterparty is the fair value of the contract.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Notes to Portfolio of Investments (Unaudited) (Continued)

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2018, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Notes to Portfolio of Investments (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments or a Fund’s Consolidated Portfolio of Investments at December 31, 2018.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the MM Select BlackRock Global Allocation Fund, and MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the MSCI EAFE International Index Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the MM Select BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the MM Select BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At December 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$873,909,067	$10,389,792	$(16,481,433)	$(6,091,641)
Strategic Bond Fund	721,081,505	8,075,869	(20,662,216)	(12,586,347)
MM Select BlackRock Global Allocation Fund	552,349,528	28,620,832	(41,526,213)	(12,905,381)
Diversified Value Fund	377,551,617	20,672,586	(37,227,470)	(16,554,884)
Fundamental Value Fund	925,112,000	130,946,216	(93,839,568)	37,106,648
S&P 500 Index Fund	2,011,364,095	1,022,320,617	(111,941,637)	910,378,980
Equity Opportunities Fund	558,365,204	48,663,896	(29,536,737)	19,127,159
Fundamental Growth Fund	111,016,512	13,889,588	(4,994,630)	8,894,958
Blue Chip Growth Fund	2,104,974,382	661,558,704	(70,567,075)	590,991,629
Growth Opportunities Fund	470,420,388	151,951,885	(28,839,612)	123,112,273
Mid-Cap Value Fund	96,943,944	1,689,456	(14,197,033)	(12,507,577)
Small Cap Value Equity Fund	93,500,883	12,073,707	(11,657,269)	416,438
Small Company Value Fund	192,848,107	15,375,910	(27,183,972)	(11,808,062)
S&P Mid Cap Index Fund	441,691,582	45,027,174	(57,857,674)	(12,830,500)
Russell 2000 Small Cap Index Fund	297,314,367	37,401,096	(46,629,225)	(9,228,129)
Mid Cap Growth Fund	7,039,253,211	707,032,953	(566,743,321)	140,289,632
Small Cap Growth Equity Fund	529,138,788	46,792,375	(50,072,546)	(3,280,171)
MSCI EAFE International Index Fund	220,524,644	15,106,000	(23,418,990)	(8,312,990)
Overseas Fund	567,810,586	32,805,809	(81,424,178)	(48,618,369)
MM Select T. Rowe Price International Equity Fund	1,024,999,063	6,348,413	(156,003,893)	(149,655,480)
MM RetireSMART Conservative Fund	219,222,554	267,494	(18,519,808)	(18,252,314)
MM RetireSMART Moderate Fund	288,448,562	181,244	(39,033,633)	(38,852,389)
MM RetireSMART Moderate Growth Fund	263,443,868	142,128	(44,296,947)	(44,154,819)
MM RetireSMART Growth Fund	130,965,574	76,685	(26,151,831)	(26,075,146)
MM RetireSMART by JPMorgan In Retirement Fund	85,881,359	41,637	(8,627,872)	(8,586,235)
MM RetireSMART by JPMorgan 2010 Fund	47,313,913	22,843	(4,683,507)	(4,660,664)
MM RetireSMART by JPMorgan 2015 Fund	70,699,761	33,908	(6,961,096)	(6,927,188)
MM RetireSMART by JPMorgan 2020 Fund	414,123,254	189,552	(44,945,068)	(44,755,516)
MM RetireSMART by JPMorgan 2025 Fund	292,824,495	116,537	(37,196,089)	(37,079,552)
MM RetireSMART by JPMorgan 2030 Fund	529,670,133	656,798	(74,056,209)	(73,399,411)
MM RetireSMART by JPMorgan 2035 Fund	240,713,142	106,535	(37,645,727)	(37,539,192)
MM RetireSMART by JPMorgan 2040 Fund	339,148,831	243,187	(55,734,937)	(55,491,750)
MM RetireSMART by JPMorgan 2045 Fund	147,223,165	129,362	(25,678,139)	(25,548,777)
MM RetireSMART by JPMorgan 2050 Fund	196,279,913	174,182	(34,592,514)	(34,418,332)
MM RetireSMART by JPMorgan 2055 Fund	62,160,163	7,234	(11,379,198)	(11,371,964)
MM RetireSMART by JPMorgan 2060 Fund	14,310,622	13,642	(2,450,183)	(2,436,541)
Equity Asset Fund	436,619,591	26,027,672	(37,972,186)	(11,944,514)
MM Select T. Rowe Price Bond Asset Fund	580,562,267	2,522,892	(11,478,222)	(8,955,330)
MM Select T. Rowe Price Emerging Markets Bond Fund	97,257,659	793,901	(6,261,076)	(5,467,175)
MM Select T. Rowe Price Large Cap Blend Fund	996,122,700	16,952,572	(89,140,359)	(72,187,787)
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	132,082,758	114,805	(1,244,116)	(1,129,311)
MM Select T. Rowe Price Real Assets Fund	68,687,873	1,476,759	(7,950,440)	(6,473,681)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	515,750,726	13,247,674	(67,051,915)	(53,804,241)
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	123,576,120	2,121,299	(59,044)	2,062,255

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Retirement Balanced Fund	$41,134,129	$18,281	$(3,248,996)	$(3,230,715)
MM Select T. Rowe Price Retirement 2005 Fund	20,065,902	1,037	(1,176,646)	(1,175,609)
MM Select T. Rowe Price Retirement 2010 Fund	129,163,950	98,391	(11,269,997)	(11,171,606)
MM Select T. Rowe Price Retirement 2015 Fund	116,133,692	40,559	(10,346,888)	(10,306,329)
MM Select T. Rowe Price Retirement 2020 Fund	636,498,026	405,069	(62,380,014)	(61,974,945)
MM Select T. Rowe Price Retirement 2025 Fund	387,211,150	194,585	(39,091,484)	(38,896,899)
MM Select T. Rowe Price Retirement 2030 Fund	1,009,532,752	517,100	(108,913,878)	(108,396,778)
MM Select T. Rowe Price Retirement 2035 Fund	355,089,592	131,170	(39,615,800)	(39,484,630)
MM Select T. Rowe Price Retirement 2040 Fund	725,155,627	295,494	(82,478,573)	(82,183,079)
MM Select T. Rowe Price Retirement 2045 Fund	249,741,152	80,234	(28,601,590)	(28,521,356)
MM Select T. Rowe Price Retirement 2050 Fund	418,563,303	144,528	(48,108,444)	(47,963,916)
MM Select T. Rowe Price Retirement 2055 Fund	122,238,939	41,623	(13,874,605)	(13,832,982)
MM Select T. Rowe Price Retirement 2060 Fund	16,328,577	4,377	(1,773,602)	(1,769,225)

4.    Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2018, was as follows:

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund

Barings Global Floating Rate Fund, Class Y*	$1,848,164	$31,932	$(28,742)	$(92,031)	$(151)	$1,759,172	193,955	$22,481	$7,940

MassMutual Premier Core Bond Fund, Class I	31,249,620	4,384,547	(1,533,486)	(771,237)	(104,918)	33,224,526	3,203,908	1,100,356	-

MassMutual Premier High Yield Fund, Class I	4,340,714	381,549	(158,281)	(466,382)	(3,570)	4,094,030	495,046	241,224	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	10,110,792	617,612	(438,952)	(353,210)	(25,582)	9,910,660	1,006,158	310,782	-

MassMutual Premier International Equity Fund, Class I	3,408,438	309,387	(665,390)	(532,670)	(61,749)	2,458,016	234,097	26,578	101,746

MassMutual Premier Short-Duration Bond Fund, Class I	24,283,978	2,309,545	(306,868)	(876,520)	(5,010)	25,405,125	2,555,848	961,419	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	2,785,660	230,447	(620,654)	(305,935)	59,797	2,149,315	184,808	15,264	-

MassMutual Select Blue Chip Growth Fund, Class I	3,045,821	405,031	(211,102)	(592,729)	26,202	2,673,223	140,548	13,505	155,699

MassMutual Select Diversified Value Fund, Class I	2,989,442	596,360	(258,252)	(778,159)	(16,823)	2,532,568	257,637	56,910	358,969

MassMutual Select Equity Opportunities Fund, Class I	2,155,513	310,331	(159,331)	(404,433)	4,383	1,906,463	127,523	32,100	163,431

MassMutual Select Fundamental Growth Fund, Class I	1,663,064	409,429	(100,893)	(567,927)	20,018	1,423,691	216,696	8,742	296,636

MassMutual Select Fundamental Value Fund, Class I	2,709,604	561,585	(278,802)	(636,002)	(29,851)	2,326,534	259,368	52,288	262,611

MassMutual Select Growth Opportunities Fund, Class I	1,113,904	305,498	(43,186)	(413,257)	6,335	969,294	114,574	-	231,074

MassMutual Select Mid Cap Growth Fund, Class I	1,799,407	352,643	(24,681)	(416,268)	2,771	1,713,872	90,729	757	157,618

MassMutual Select Mid-Cap Value Fund, Class I	1,764,407	434,771	(24,681)	(514,283)	(1,915)	1,658,299	161,470	23,066	216,408

MassMutual Select Overseas Fund, Class I	6,815,653	1,114,380	(1,586,645)	(1,502,873)	113,154	4,953,669	685,155	91,337	467,568

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund (Continued)

MassMutual Select Small Cap Growth Equity Fund, Class I	$869,095	$269,011	$(15,385)	$(332,861)	$1,510	$791,370	63,666	$-	$141,745

MassMutual Select Small Cap Value Equity Fund, Class I	1,194,747	532,026	(19,110)	(621,031)	(1,608)	1,085,024	112,321	4,572	354,783

MassMutual Select Strategic Bond Fund, Class I	23,145,652	3,122,461	(1,137,227)	(384,495)	(14,270)	24,732,121	2,485,640	676,445	-

MassMutual Select Total Return Bond Fund, Class I	23,148,301	3,195,425	(1,192,954)	(316,676)	(75,604)	24,758,492	2,617,177	741,353	-

MM Select Equity Asset Fund, Class I	13,637,476	5,703,928	(1,187,509)	(6,474,981)	109,399	11,788,313	1,786,108	554,508	3,942,544

Oppenheimer International Bond Fund, Class I**	8,814,647	406,996	(303,704)	(129,324)	(31,437)	8,757,178	1,636,856	121,992	-

Oppenheimer Real Estate Fund, Class I**	2,815,828	165,133	(57,326)	(281,116)	(1,206)	2,641,313	117,340	20,138	71,777

	$175,709,927	$26,150,027	$(10,353,161)	$(17,764,400)	$(30,125)	$173,712,268		$5,075,817	$6,930,549

MM RetireSMART Moderate Fund

Barings Global Floating Rate Fund, Class Y*	$1,531,767	$24,018	$(106,662)	$(72,048)	$(398)	$1,376,677	151,784	$17,805	$6,213

MassMutual Premier Core Bond Fund, Class I	21,748,711	1,240,115	(2,163,061)	(395,815)	(164,468)	20,265,482	1,954,241	684,972	-

MassMutual Premier High Yield Fund, Class I	3,573,132	199,056	(237,924)	(363,819)	(5,578)	3,164,867	382,693	188,077	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	7,153,119	231,533	(485,876)	(232,807)	(26,143)	6,639,826	674,094	209,482	-

MassMutual Premier International Equity Fund, Class I	8,779,910	555,526	(258,751)	(1,680,612)	4,421	7,400,494	704,809	80,753	309,132

MassMutual Premier Short-Duration Bond Fund, Class I	16,983,023	651,014	(1,359,934)	(536,712)	(11,527)	15,725,864	1,582,079	598,745	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	7,539,981	407,372	(529,984)	(758,564)	95,980	6,754,785	580,807	49,227	-

MassMutual Select Blue Chip Growth Fund, Class I	8,769,235	1,622,347	(323,890)	(1,799,521)	72,950	8,341,121	438,545	42,965	495,334

MassMutual Select Diversified Value Fund, Class I	8,605,501	1,974,913	(66,110)	(2,497,778)	5,025	8,021,551	816,028	181,406	1,144,262

MassMutual Select Equity Opportunities Fund, Class I	6,224,165	1,082,601	(48,110)	(1,236,029)	(1,034)	6,021,593	402,782	102,018	519,399

MassMutual Select Fundamental Growth Fund, Class I	4,794,428	1,429,025	(36,083)	(1,693,972)	1,783	4,495,181	684,198	27,777	942,443

MassMutual Select Fundamental Value Fund, Class I	7,792,767	1,833,625	(294,251)	(2,072,284)	(9,970)	7,249,887	808,237	166,252	834,992

MassMutual Select Growth Opportunities Fund, Class I	3,213,341	1,119,275	(44,584)	(1,251,150)	2,455	3,039,337	359,260	-	732,213

MassMutual Select Mid Cap Growth Fund, Class I	4,883,073	638,807	(45,377)	(1,090,414)	6,453	4,392,542	232,533	1,954	406,481

MassMutual Select Mid-Cap Value Fund, Class I	4,789,585	863,455	(35,242)	(1,345,805)	(3,373)	4,268,620	415,640	59,753	560,597

MassMutual Select Overseas Fund, Class I	17,537,793	2,629,438	(1,398,174)	(4,104,218)	76,322	14,741,161	2,038,888	278,772	1,427,071

MassMutual Select Small Cap Growth Equity Fund, Class I	2,367,223	552,194	(45,602)	(879,066)	11,837	2,006,586	161,431	-	365,201

MassMutual Select Small Cap Value Equity Fund, Class I	3,251,140	1,176,211	(57,218)	(1,606,551)	(9,631)	2,753,951	285,088	11,765	912,979

MassMutual Select Strategic Bond Fund, Class I	16,141,427	831,746	(1,624,153)	(245,028)	(13,366)	15,090,626	1,516,646	420,378	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Fund (Continued)

MassMutual Select Total Return Bond Fund, Class I	$16,144,511	$872,119	$(1,654,431)	$(151,733)	$(102,279)	$15,108,187	1,597,060	$460,750	$-

MM Select Equity Asset Fund, Class I	39,215,200	19,022,217	(1,471,671)	(19,828,333)	(179,344)	36,758,069	5,569,404	1,763,903	12,541,339

Oppenheimer International Bond Fund, Class I**	6,238,129	102,177	(380,150)	(82,975)	(29,738)	5,847,443	1,092,980	82,970	-

Oppenheimer Real Estate Fund, Class I**	7,658,086	261,537	(358,990)	(732,463)	(13,940)	6,814,230	302,720	52,270	186,320

	$224,935,247	$39,320,321	$(13,026,228)	$(44,657,697)	$(293,563)	$206,278,080		$5,481,994	$21,383,976

MM RetireSMART Moderate Growth Fund

Barings Global Floating Rate Fund, Class Y*	$602,643	$9,384	$(46,401)	$(30,117)	$1,829	$537,338	59,243	$6,959	$2,425

MassMutual Premier Core Bond Fund, Class I	7,942,267	687,086	(978,264)	(188,036)	(16,927)	7,446,126	718,045	249,887	-

MassMutual Premier High Yield Fund, Class I	1,403,168	129,029	(143,324)	(144,342)	(1,162)	1,243,369	150,347	73,999	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	2,642,311	175,853	(286,703)	(90,976)	(4,856)	2,435,629	247,272	77,291	-

MassMutual Premier International Equity Fund, Class I	10,007,630	1,001,311	(658,154)	(1,947,171)	17,709	8,421,325	802,031	92,505	354,123

MassMutual Premier Short-Duration Bond Fund, Class I	6,207,939	450,535	(732,813)	(201,505)	702	5,724,858	575,941	219,235	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	8,873,578	719,713	(776,630)	(903,118)	107,562	8,021,105	689,691	58,063	-

MassMutual Select Blue Chip Growth Fund, Class I	10,594,553	1,982,805	(369,788)	(2,181,676)	86,940	10,112,834	531,695	51,832	597,550

MassMutual Select Diversified Value Fund, Class I	10,381,093	2,492,451	(240,203)	(2,938,544)	(71,836)	9,622,961	978,938	218,961	1,381,141

MassMutual Select Equity Opportunities Fund , Class I	7,586,300	1,308,698	(190,951)	(1,482,177)	(15,975)	7,205,895	482,000	122,809	625,250

MassMutual Select Fundamental Growth Fund, Class I	5,809,729	1,771,448	(143,463)	(2,065,792)	14,628	5,386,550	819,871	33,488	1,136,216

MassMutual Select Fundamental Value Fund, Class I	9,394,323	2,242,468	(336,128)	(2,493,729)	(13,110)	8,793,824	980,359	200,608	1,007,542

MassMutual Select Growth Opportunities Fund, Class I	3,898,342	1,381,479	(95,642)	(1,521,436)	3,657	3,666,400	433,381	-	884,485

MassMutual Select Mid Cap Growth Fund, Class I	5,766,381	820,646	(137,815)	(1,308,189)	22,412	5,163,435	273,342	2,305	479,584

MassMutual Select Mid-Cap Value Fund, Class I	5,633,699	1,091,261	(137,816)	(1,593,628)	1,465	4,994,981	486,366	70,350	660,014

MassMutual Select Overseas Fund, Class I	19,959,920	3,532,848	(1,929,543)	(4,676,299)	56,605	16,943,531	2,343,504	319,153	1,633,785

MassMutual Select Small Cap Growth Equity Fund, Class I	2,785,501	693,895	(66,222)	(1,041,923)	13,934	2,385,185	191,889	-	432,612

MassMutual Select Small Cap Value Equity Fund, Class I	3,834,119	1,426,871	(92,653)	(1,895,921)	(15,734)	3,256,682	337,131	13,897	1,078,497

MassMutual Select Strategic Bond Fund, Class I	5,902,807	478,032	(737,716)	(60,540)	(34,512)	5,548,071	557,595	153,852	-

MassMutual Select Total Return Bond Fund, Class I	5,903,550	492,809	(748,266)	(34,067)	(59,475)	5,554,551	587,162	168,629	-

MM Select Equity Asset Fund, Class I	47,395,370	23,076,223	(1,681,035)	(24,040,297)	(140,616)	44,609,645	6,759,037	2,129,645	15,141,761

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Growth Fund (Continued)

Oppenheimer International Bond Fund, Class I**	$2,481,076	$130,337	$(247,028)	$(33,315)	$(12,156)	$2,318,914	433,442	$32,951	$-

Oppenheimer Real Estate Fund, Class I**	9,032,750	608,248	(768,457)	(841,059)	(43,224)	7,988,258	354,876	61,633	219,697

	$194,039,049	$46,703,430	$(11,545,015)	$(51,713,857)	$(102,140)	$177,381,467		$4,358,052	$25,634,682

MM RetireSMART Growth Fund

Barings Global Floating Rate Fund, Class Y*	$37,808	$579	$(3,637)	$(1,827)	$86	$33,009	3,639	$430	$149

MassMutual Premier Core Bond Fund, Class I	478,300	45,320	(70,855)	(9,040)	(3,276)	440,449	42,473	14,971	-

MassMutual Premier High Yield Fund, Class I	87,903	7,738	(12,617)	(8,741)	(112)	74,171	8,969	4,472	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	352,741	22,337	(51,735)	(11,339)	(1,163)	310,841	31,557	9,939	-

MassMutual Premier International Equity Fund, Class I	5,766,747	546,173	(650,790)	(1,088,473)	(3,679)	4,569,978	435,236	51,063	195,475

MassMutual Premier Short-Duration Bond Fund, Class I	381,217	25,605	(56,512)	(12,279)	356	338,387	34,043	13,024	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	5,131,159	440,416	(693,363)	(539,936)	80,825	4,419,101	379,974	32,494	-

MassMutual Select Blue Chip Growth Fund, Class I	6,127,091	1,088,387	(414,438)	(1,283,814)	92,841	5,610,067	294,956	29,161	336,192

MassMutual Select Diversified Value Fund, Class I	5,975,217	1,306,196	(253,458)	(1,645,441)	(43,935)	5,338,579	543,090	122,156	770,529

MassMutual Select Equity Opportunities Fund, Class I	4,370,544	666,724	(203,637)	(827,241)	(16,760)	3,989,630	266,865	68,528	348,894

MassMutual Select Fundamental Growth Fund, Class I	3,353,819	936,192	(167,443)	(1,167,686)	12,371	2,967,253	451,637	18,642	632,516

MassMutual Select Fundamental Value Fund, Class I	5,432,604	1,244,368	(376,714)	(1,352,640)	(68,665)	4,878,953	543,919	112,921	567,140

MassMutual Select Growth Opportunities Fund, Class I	2,246,372	736,942	(111,629)	(858,216)	2,613	2,016,082	238,308	-	492,592

MassMutual Select Mid Cap Growth Fund, Class I	3,326,592	399,354	(159,691)	(741,551)	13,861	2,838,565	150,268	1,283	267,050

MassMutual Select Mid-Cap Value Fund, Class I	3,263,696	573,225	(188,826)	(888,561)	(8,102)	2,751,432	267,910	39,164	367,433

MassMutual Select Overseas Fund, Class I	11,536,896	2,047,224	(1,650,019)	(2,785,845)	168,789	9,317,045	1,288,665	178,740	914,991

MassMutual Select Small Cap Growth Equity Fund, Class I	1,607,627	363,139	(83,327)	(588,747)	9,019	1,307,711	105,206	-	240,406

MassMutual Select Small Cap Value Equity Fund, Class I	2,208,162	766,196	(111,965)	(1,049,562)	(24,595)	1,788,236	185,118	7,735	600,298

MassMutual Select Strategic Bond Fund, Class I	363,350	31,690	(61,496)	(3,739)	(2,053)	327,752	32,940	9,216	-

MassMutual Select Total Return Bond Fund, Class I	363,425	32,575	(62,174)	(5,537)	(145)	328,144	34,688	10,101	-

MM Select Equity Asset Fund, Class I	27,399,410	12,902,828	(1,884,072)	(13,483,853)	(185,114)	24,749,199	3,749,879	1,198,650	8,522,389

Oppenheimer International Bond Fund, Class I**	152,560	7,645	(21,641)	(1,012)	(1,778)	135,774	25,378	1,978	-

Oppenheimer Real Estate Fund, Class I**	5,200,871	324,951	(607,927)	(461,047)	(35,120)	4,421,728	196,434	34,298	122,258

	$95,164,111	$24,515,804	$(7,897,966)	$(28,816,127)	$(13,736)	$82,952,086		$1,958,966	$14,378,312

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan In Retirement Fund

Barings Global Floating Rate Fund, Class Y*	$1,909,439	$122,544	$(9,325)	$(98,852)	$(408)	$1,923,398	212,062	$23,926	$8,723

MassMutual Premier Core Bond Fund, Class I	14,430,197	2,497,640	(1,200,393)	(336,696)	(63,188)	15,327,560	1,478,068	508,341	-

MassMutual Premier High Yield Fund, Class I	5,999,580	1,036,448	(1,187,404)	(581,429)	(23,288)	5,243,907	634,088	308,031	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	6,863,130	1,015,699	(591,309)	(234,075)	(29,798)	7,023,647	713,061	220,055	-

MassMutual Premier International Equity Fund, Class I	1,556,887	415,842	(162,246)	(308,612)	(11,767)	1,490,104	141,915	16,081	61,559

MassMutual Premier Strategic Emerging Markets Fund, Class I	1,179,939	170,047	(331,989)	(127,362)	30,545	921,180	79,207	6,561	-

MassMutual Select Blue Chip Growth Fund, Class I	1,469,510	351,138	(178,221)	(291,281)	7,584	1,358,730	71,437	6,887	79,396

MassMutual Select Diversified Value Fund, Class I	1,472,000	393,058	(95,458)	(394,643)	(24,527)	1,350,430	137,378	30,325	191,285

MassMutual Select Equity Opportunities Fund, Class I	1,072,497	228,685	(111,446)	(173,822)	(30,203)	985,711	65,934	16,549	84,253

MassMutual Select Fundamental Growth Fund, Class I	804,831	287,621	(63,947)	(286,805)	4,083	745,783	113,513	4,567	154,931

MassMutual Select Fundamental Value Fund, Class I	1,337,581	337,708	(102,998)	(330,463)	(18,440)	1,223,388	136,387	27,596	138,599

MassMutual Select Growth Opportunities Fund, Class I	533,693	220,072	(56,470)	(204,284)	(551)	492,460	58,210	-	117,281

MassMutual Select Mid Cap Growth Fund, Class I	583,261	166,927	(39,559)	(139,477)	2,429	573,581	30,364	253	52,591

MassMutual Select Mid-Cap Value Fund, Class I	584,499	188,156	(33,555)	(167,769)	(6,664)	564,667	54,982	7,832	73,478

MassMutual Select Overseas Fund, Class I	3,110,945	992,405	(348,584)	(779,545)	2,832	2,978,053	411,902	55,196	282,560

MassMutual Select Small Cap Growth Equity Fund, Class I	451,410	148,525	(131,572)	(161,185)	14,909	322,087	25,912	-	57,643

MassMutual Select Small Cap Value Equity Fund, Class I	591,706	256,493	(156,960)	(242,604)	(16,572)	432,063	44,727	1,819	141,196

MassMutual Select Strategic Bond Fund, Class I	4,717,613	955,169	(404,485)	(74,429)	(5,833)	5,188,035	521,411	142,281	-

MassMutual Select Total Return Bond Fund, Class I	4,722,294	935,485	(407,612)	(51,487)	(28,147)	5,170,533	546,568	155,237	-

MM Select Equity Asset Fund, Class I	6,702,399	3,353,716	(565,813)	(3,317,780)	(5,867)	6,166,655	934,342	291,102	2,069,729

	$60,093,411	$14,073,378	$(6,179,346)	$(8,302,600)	$(202,871)	$59,481,972		$1,822,639	$3,513,224

MM RetireSMART by JPMorgan 2010 Fund

Barings Global Floating Rate Fund, Class Y*	$1,249,394	$36,440	$(139,151)	$(56,013)	$(2,661)	$1,088,009	119,957	$14,528	$5,064

MassMutual Premier Core Bond Fund, Class I	9,398,544	568,791	(1,319,146)	(169,536)	(66,095)	8,412,558	811,240	287,292	-

MassMutual Premier High Yield Fund, Class I	3,906,511	230,875	(906,669)	(327,884)	(22,876)	2,879,957	348,241	174,490	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	4,468,739	127,555	(542,533)	(121,345)	(35,396)	3,897,020	395,637	124,961	-

MassMutual Premier International Equity Fund, Class I	1,009,906	147,333	(144,100)	(197,553)	4,935	820,521	78,145	9,114	34,889

MassMutual Premier Strategic Emerging Markets Fund, Class I	767,716	21,600	(222,091)	(73,869)	11,331	504,687	43,395	3,719	-

MassMutual Select Blue Chip Growth Fund, Class I	957,180	111,269	(153,549)	(190,326)	20,480	745,054	39,172	3,885	44,788

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2010 Fund (Continued)

MassMutual Select Diversified Value Fund, Class I	$958,547	$135,194	$(101,884)	$(235,000)	$(8,171)	$748,686	76,163	$17,219	$108,614

MassMutual Select Equity Opportunities Fund, Class I	695,431	63,056	(94,069)	(98,951)	(20,125)	545,342	36,478	9,396	47,840

MassMutual Select Fundamental Growth Fund, Class I	524,097	113,370	(59,984)	(172,437)	6,577	411,623	62,652	2,587	87,762

MassMutual Select Fundamental Value Fund, Class I	871,250	108,155	(106,242)	(186,047)	(16,239)	670,877	74,791	15,568	78,190

MassMutual Select Growth Opportunities Fund, Class I	347,527	92,429	(49,069)	(124,058)	3,454	270,283	31,948	-	66,434

MassMutual Select Mid Cap Growth Fund, Class I	380,347	59,210	(43,430)	(87,303)	6,033	314,857	16,668	143	29,791

MassMutual Select Mid-Cap Value Fund, Class I	371,730	79,310	(39,139)	(93,671)	(7,504)	310,726	30,256	4,437	41,622

MassMutual Select Overseas Fund, Class I	2,023,457	395,733	(330,610)	(473,794)	14,636	1,629,422	225,370	31,153	159,478

MassMutual Select Small Cap Growth Equity Fund, Class I	293,960	60,675	(90,835)	(99,146)	12,025	176,679	14,214	-	32,652

MassMutual Select Small Cap Value Equity Fund, Class I	385,769	112,117	(109,034)	(139,456)	(12,286)	237,110	24,546	1,031	79,981

MassMutual Select Strategic Bond Fund, Class I	3,072,623	274,248	(449,898)	(42,311)	(6,807)	2,847,855	286,217	80,246	-

MassMutual Select Total Return Bond Fund, Class I	3,075,681	339,992	(530,048)	(3,409)	(44,299)	2,837,917	299,991	87,554	-

MM Select Equity Asset Fund, Class I	4,365,709	1,493,022	(565,829)	(1,918,244)	6,911	3,381,569	512,359	164,212	1,167,549

	$39,124,118	$4,570,374	$(5,997,310)	$(4,810,353)	$(156,077)	$32,730,752		$1,031,535	$1,984,654

MM RetireSMART by JPMorgan 2015 Fund

Barings Global Floating Rate Fund, Class Y*	$1,811,428	$40,138	$(149,702)	$(83,705)	$(3,021)	$1,615,138	178,075	$21,381	$7,482

MassMutual Premier Core Bond Fund, Class I	13,682,209	798,205	(1,528,047)	(269,000)	(80,500)	12,602,867	1,215,320	428,249	-

MassMutual Premier High Yield Fund, Class I	5,691,425	361,056	(1,217,048)	(488,918)	(32,008)	4,314,507	521,706	259,654	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	6,510,620	214,888	(685,525)	(192,376)	(39,900)	5,807,707	589,615	185,499	-

MassMutual Premier International Equity Fund, Class I	1,476,935	208,954	(173,181)	(273,885)	(12,284)	1,226,539	116,813	13,561	51,912

MassMutual Premier Strategic Emerging Markets Fund, Class I	1,119,344	32,905	(304,673)	(101,843)	10,695	756,428	65,041	5,533	-

MassMutual Select Blue Chip Growth Fund, Class I	1,393,367	165,939	(191,817)	(276,479)	25,617	1,116,627	58,708	5,783	66,679

MassMutual Select Diversified Value Fund, Class I	1,396,397	197,521	(117,733)	(339,276)	(20,967)	1,115,942	113,524	25,562	161,235

MassMutual Select Equity Opportunities Fund, Class I	1,017,411	89,873	(118,309)	(152,159)	(23,966)	812,850	54,371	13,949	71,017

MassMutual Select Fundamental Growth Fund, Class I	763,493	168,490	(71,183)	(253,093)	7,287	614,994	93,606	3,849	130,591

MassMutual Select Fundamental Value Fund, Class I	1,268,280	161,718	(124,499)	(281,062)	(18,982)	1,005,455	112,091	23,176	116,402

MassMutual Select Growth Opportunities Fund, Class I	506,277	137,075	(59,864)	(179,266)	781	405,003	47,873	-	98,851

MassMutual Select Mid Cap Growth Fund, Class I	553,229	89,522	(50,884)	(127,340)	7,270	471,797	24,976	213	44,329

MassMutual Select Mid-Cap Value Fund, Class I	549,167	111,348	(45,716)	(143,365)	(6,993)	464,441	45,223	6,602	61,934

MassMutual Select Overseas Fund, Class I	2,944,871	570,420	(392,391)	(700,653)	20,494	2,442,741	337,862	46,377	237,407

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2015 Fund (Continued)

MassMutual Select Small Cap Growth Equity Fund, Class I	$428,225	$89,860	$(124,593)	$(149,494)	$20,797	$264,795	21,303	$-	$48,586

MassMutual Select Small Cap Value Equity Fund, Class I	560,958	168,236	(149,156)	(213,440)	(11,262)	355,336	36,784	1,533	119,011

MassMutual Select Strategic Bond Fund, Class I	4,473,073	390,509	(524,720)	(64,134)	(8,550)	4,266,178	428,762	119,480	-

MassMutual Select Total Return Bond Fund, Class I	4,477,514	366,315	(521,915)	(37,952)	(32,476)	4,251,486	449,417	130,361	-

MM Select Equity Asset Fund, Class I	6,355,115	2,224,394	(673,278)	(2,850,457)	12,361	5,068,135	767,899	244,474	1,738,208

	$56,979,338	$6,587,366	$(7,224,234)	$(7,177,897)	$(185,607)	$48,978,966		$1,535,236	$2,953,644

MM RetireSMART by JPMorgan 2020 Fund

Barings Global Floating Rate Fund, Class Y*	$6,695,711	$207,918	$(559,649)	$(322,543)	$2,089	$6,023,526	664,115	$78,878	$27,730

MassMutual Premier Core Bond Fund, Class I	75,372,544	4,612,774	(7,781,283)	(1,688,201)	(238,402)	70,277,432	6,776,994	2,372,760	-

MassMutual Premier High Yield Fund, Class I	30,040,310	1,939,545	(6,354,190)	(2,606,759)	(136,417)	22,882,489	2,766,927	1,367,805	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	23,664,617	927,876	(2,369,665)	(775,029)	(73,834)	21,373,965	2,169,946	681,302	-

MassMutual Premier International Equity Fund, Class I	10,841,798	1,491,790	(961,158)	(2,128,025)	8,781	9,253,186	881,256	102,283	391,553

MassMutual Premier Strategic Emerging Markets Fund, Class I	8,402,804	262,328	(1,805,344)	(877,357)	184,762	6,167,193	530,283	44,989	-

MassMutual Select Blue Chip Growth Fund, Class I	9,938,151	1,238,120	(1,230,566)	(2,132,137)	328,254	8,141,822	428,066	41,977	483,940

MassMutual Select Diversified Value Fund, Class I	9,952,418	1,477,238	(663,492)	(2,562,932)	(44,727)	8,158,505	829,960	186,046	1,173,529

MassMutual Select Equity Opportunities Fund, Class I	7,239,254	650,242	(666,574)	(1,329,726)	54,052	5,947,248	397,809	101,605	517,299

MassMutual Select Fundamental Growth Fund, Class I	5,429,336	1,219,995	(386,178)	(1,813,150)	34,813	4,484,816	682,620	28,084	952,872

MassMutual Select Fundamental Value Fund, Class I	9,046,161	1,220,637	(755,604)	(2,127,914)	(44,363)	7,338,917	818,162	168,390	845,737

MassMutual Select Growth Opportunities Fund, Class I	3,608,232	996,039	(368,962)	(1,330,081)	41,999	2,947,227	348,372	-	718,081

MassMutual Select Mid Cap Growth Fund, Class I	4,021,309	612,687	(316,400)	(918,683)	44,350	3,443,263	182,280	1,553	322,962

MassMutual Select Mid-Cap Value Fund, Class I	4,025,641	743,049	(263,115)	(1,078,506)	(22,200)	3,404,869	331,535	48,310	453,242

MassMutual Select Overseas Fund, Class I	21,676,991	4,260,351	(2,400,594)	(5,366,947)	308,387	18,478,188	2,555,766	348,910	1,786,117

MassMutual Select Small Cap Growth Equity Fund, Class I	2,928,831	643,070	(718,936)	(1,042,788)	126,390	1,936,567	155,798	-	354,715

MassMutual Select Small Cap Value Equity Fund, Class I	3,856,852	1,201,900	(849,139)	(1,578,140)	(35,699)	2,595,774	268,714	11,184	867,900

MassMutual Select Strategic Bond Fund, Class I	24,613,339	2,266,943	(2,696,644)	(376,337)	(22,252)	23,785,049	2,390,457	663,319	-

MassMutual Select Total Return Bond Fund, Class I	24,637,897	2,134,839	(2,682,089)	(256,094)	(131,785)	23,702,768	2,505,578	723,708	-

MM Select Equity Asset Fund, Class I	45,342,602	16,345,113	(4,152,218)	(20,646,938)	94,781	36,983,340	5,603,536	1,775,787	12,625,829

	$331,334,798	$44,452,454	$(37,981,800)	$(50,958,287)	$478,979	$287,326,144		$8,746,890	$21,521,506

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund

Barings Global Floating Rate Fund, Class Y*	$1,137,446	$37,624	$(93,490)	$(59,408)	$4,665	$1,026,837	113,213	$13,436	$4,764

MassMutual Premier Core Bond Fund, Class I	45,886,542	3,415,470	(4,240,265)	(1,011,707)	(173,059)	43,876,981	4,231,146	1,469,677	-

MassMutual Premier High Yield Fund, Class I	18,132,036	1,371,702	(4,151,478)	(1,582,846)	(52,740)	13,716,674	1,658,606	813,787	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	3,974,791	209,803	(395,327)	(140,830)	(1,852)	3,646,585	370,212	115,117	-

MassMutual Premier International Equity Fund, Class I	9,501,569	1,308,126	(557,388)	(1,863,500)	(8,030)	8,380,777	798,169	91,430	350,008

MassMutual Premier Strategic Emerging Markets Fund, Class I	7,499,744	334,809	(1,270,207)	(799,321)	175,262	5,940,287	510,773	42,769	-

MassMutual Select Blue Chip Growth Fund, Class I	8,497,874	1,146,244	(920,512)	(1,850,821)	295,005	7,167,790	376,855	36,585	421,775

MassMutual Select Diversified Value Fund, Class I	8,500,930	1,383,472	(482,661)	(2,237,934)	(21,473)	7,142,334	726,585	161,636	1,019,557

MassMutual Select Equity Opportunities Fund, Class I	6,162,777	607,548	(462,963)	(1,144,125)	40,651	5,203,888	348,086	88,232	449,212

MassMutual Select Fundamental Growth Fund, Class I	4,637,452	1,079,644	(241,085)	(1,559,739)	25,341	3,941,613	599,941	24,374	826,970

MassMutual Select Fundamental Value Fund, Class I	7,724,650	1,217,293	(602,021)	(1,894,645)	15,125	6,460,402	720,223	146,746	737,023

MassMutual Select Growth Opportunities Fund, Class I	3,082,218	877,987	(247,155)	(1,160,126)	46,319	2,599,243	307,239	-	625,226

MassMutual Select Mid Cap Growth Fund, Class I	3,488,254	526,688	(187,287)	(794,813)	31,858	3,064,700	162,239	1,364	283,813

MassMutual Select Mid-Cap Value Fund, Class I	3,491,358	653,738	(168,390)	(954,536)	(5,122)	3,017,048	293,773	42,265	396,524

MassMutual Select Overseas Fund, Class I	19,630,356	3,943,230	(2,141,479)	(4,902,690)	329,452	16,858,869	2,331,794	315,020	1,612,622

MassMutual Select Small Cap Growth Equity Fund, Class I	2,427,722	540,948	(464,771)	(893,293)	107,426	1,718,032	138,217	-	310,611

MassMutual Select Small Cap Value Equity Fund, Class I	3,191,468	936,590	(422,975)	(1,399,802)	6,051	2,311,332	239,268	9,831	762,928

MassMutual Select Strategic Bond Fund, Class I	14,952,756	1,537,431	(1,393,922)	(204,774)	(37,407)	14,854,084	1,492,873	410,306	-

MassMutual Select Total Return Bond Fund, Class I	14,967,603	1,457,218	(1,384,935)	(141,762)	(94,992)	14,803,132	1,564,813	447,657	-

MM Select Equity Asset Fund, Class I	38,717,965	14,494,796	(2,834,815)	(18,041,618)	208,592	32,544,920	4,931,048	1,547,028	10,999,353

	$225,605,511	$37,080,361	$(22,663,126)	$(42,638,290)	$891,072	$198,275,528		$5,777,260	$18,800,386

MM RetireSMART by JPMorgan 2030 Fund

MassMutual Premier Core Bond Fund, Class I	$65,615,371	$4,214,298	$(5,795,471)	$(1,543,694)	$(150,779)	$62,339,725	6,011,545	$2,102,645	$-

MassMutual Premier High Yield Fund, Class I	27,482,386	1,744,057	(7,127,075)	(2,286,061)	(94,772)	19,718,535	2,384,345	1,177,924	-

MassMutual Premier International Equity Fund, Class I	20,312,911	2,486,070	(1,017,969)	(4,034,511)	38,310	17,784,811	1,693,791	195,581	748,709

MassMutual Premier Strategic Emerging Markets Fund, Class I	16,183,924	554,505	(2,429,878)	(1,652,743)	301,872	12,957,680	1,114,160	94,038	-

MassMutual Select Blue Chip Growth Fund, Class I	17,911,626	2,154,532	(1,828,602)	(3,771,940)	489,643	14,955,259	786,291	77,138	889,299

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2030 Fund (Continued)

MassMutual Select Diversified Value Fund, Class I	$17,937,389	$2,621,698	$(873,469)	$(4,650,816)	$(108,875)	$14,925,927	1,518,406	$340,194	$2,145,856

MassMutual Select Equity Opportunities Fund, Class I	12,965,395	1,173,000	(923,564)	(2,376,293)	50,192	10,888,730	728,343	185,933	946,631

MassMutual Select Fundamental Growth Fund, Class I	9,797,378	2,018,005	(362,923)	(3,247,938)	24,661	8,229,183	1,252,539	51,246	1,738,753

MassMutual Select Fundamental Value Fund, Class I	16,301,984	2,368,501	(1,227,529)	(3,918,078)	(47,871)	13,477,007	1,502,453	309,370	1,553,798

MassMutual Select Growth Opportunities Fund, Class I	6,511,508	1,732,295	(458,237)	(2,414,917)	67,920	5,438,569	642,857	-	1,317,530

MassMutual Select Mid Cap Growth Fund, Class I	7,424,354	945,297	(343,913)	(1,666,615)	53,877	6,413,000	339,492	2,875	598,112

MassMutual Select Mid-Cap Value Fund, Class I	7,420,412	1,246,395	(326,959)	(2,053,692)	26,676	6,312,832	614,687	89,069	835,629

MassMutual Select Overseas Fund, Class I	45,584,682	8,363,910	(4,152,523)	(11,180,946)	514,527	39,129,650	5,412,123	739,324	3,784,694

MassMutual Select Small Cap Growth Equity Fund, Class I	5,039,432	801,828	(581,940)	(1,782,740)	137,430	3,614,010	290,749	-	656,450

MassMutual Select Small Cap Value Equity Fund, Class I	6,617,977	1,886,001	(730,799)	(3,001,675)	71,970	4,843,474	501,395	20,749	1,610,222

MassMutual Select Strategic Bond Fund, Class I	21,162,917	2,227,862	(1,955,986)	(293,222)	(53,013)	21,088,558	2,119,453	587,789	-

MassMutual Select Total Return Bond Fund, Class I	21,184,077	2,113,057	(1,943,079)	(262,995)	(75,712)	21,015,348	2,221,496	641,294	-

MM Select Equity Asset Fund, Class I	81,711,049	29,441,888	(5,623,187)	(37,583,197)	(32,711)	67,913,842	10,289,976	3,262,406	23,195,672

	$407,164,772	$68,093,199	$(37,703,103)	$(87,722,073)	$1,213,345	$351,046,140		$9,877,575	$40,021,355

MM RetireSMART by JPMorgan 2035 Fund

Barings Global Floating Rate Fund, Class Y*	$1,491	$-	$(1,491)	$-	$-	$-	-	$-	$-

MassMutual Premier Core Bond Fund, Class I	19,013,397	3,128,307	(1,693,775)	(457,129)	(67,820)	19,922,980	1,921,213	665,782	-

MassMutual Premier High Yield Fund, Class I	13,402,583	868,999	(5,406,515)	(912,687)	(69,361)	7,883,019	953,207	467,494	-

MassMutual Premier International Equity Fund, Class I	9,871,543	1,251,207	(734,525)	(1,931,765)	(4,216)	8,452,244	804,976	92,168	352,829

MassMutual Premier Strategic Emerging Markets Fund, Class I	7,541,493	263,564	(1,830,016)	(831,311)	213,626	5,357,356	460,650	38,459	-

MassMutual Select Blue Chip Growth Fund, Class I	9,264,411	1,165,988	(1,115,661)	(2,033,127)	349,978	7,631,589	401,240	39,042	450,111

MassMutual Select Diversified Value Fund, Class I	9,259,025	1,424,340	(633,555)	(2,398,590)	(35,920)	7,615,300	774,700	172,693	1,089,301

MassMutual Select Equity Opportunities Fund, Class I	6,704,380	679,996	(641,010)	(1,202,244)	12,456	5,553,578	371,477	94,353	480,378

MassMutual Select Fundamental Growth Fund, Class I	5,061,106	1,116,424	(332,503)	(1,692,083)	39,847	4,192,791	638,172	25,979	881,461

MassMutual Select Fundamental Value Fund, Class I	8,432,715	1,309,224	(837,000)	(2,037,154)	11,243	6,879,028	766,893	156,621	786,619

MassMutual Select Growth Opportunities Fund, Class I	3,363,758	916,707	(305,975)	(1,250,272)	50,430	2,774,648	327,973	-	667,207

MassMutual Select Mid Cap Growth Fund, Class I	3,697,728	483,721	(150,552)	(827,811)	19,341	3,222,427	170,589	1,434	298,328

MassMutual Select Mid-Cap Value Fund, Class I	3,695,451	663,459	(171,644)	(1,016,141)	997	3,172,122	308,873	44,425	416,793

MassMutual Select Overseas Fund, Class I	23,101,048	4,112,661	(2,735,943)	(5,658,880)	346,453	19,165,339	2,650,808	358,918	1,837,342

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2035 Fund (Continued)

MassMutual Select Small Cap Growth Equity Fund, Class I	$2,810,653	$557,047	$(691,865)	$(1,012,248)	$150,737	$1,814,324	145,963	$-	$327,917

MassMutual Select Small Cap Value Equity Fund, Class I	3,695,080	1,071,990	(823,484)	(1,521,256)	11,940	2,434,270	251,995	10,350	803,278

MassMutual Select Strategic Bond Fund, Class I	5,520,901	1,823,152	(575,041)	(81,274)	(20,686)	6,667,052	670,055	184,399	-

MassMutual Select Total Return Bond Fund, Class I	5,526,382	1,788,611	(570,946)	(61,736)	(38,250)	6,644,061	702,332	201,182	-

MM Select Equity Asset Fund, Class I	42,255,620	15,161,734	(3,619,271)	(19,352,092)	211,490	34,657,481	5,251,133	1,651,273	11,740,532

	$182,218,765	$37,787,131	$(22,870,772)	$(44,277,800)	$1,182,285	$154,039,609		$4,204,572	$20,132,096

MM RetireSMART by JPMorgan 2040 Fund

MassMutual Premier Core Bond Fund, Class I*	$15,563,025	$4,144,830	$(1,492,157)	$(384,996)	$(75,626)	$17,755,076	1,712,158	$594,356	$-

MassMutual Premier High Yield Fund, Class I	18,004,679	1,075,045	(7,527,455)	(1,187,813)	(95,930)	10,268,526	1,241,660	610,518	-

MassMutual Premier International Equity Fund, Class I	15,234,557	1,862,979	(1,086,032)	(2,982,415)	21,485	13,050,574	1,242,912	142,752	546,471

MassMutual Premier Strategic Emerging Markets Fund, Class I	11,714,211	351,292	(2,605,555)	(1,271,323)	314,913	8,503,538	731,173	61,385	-

MassMutual Select Blue Chip Growth Fund, Class I	14,091,327	1,750,850	(1,658,968)	(3,076,883)	522,298	11,628,624	611,389	59,482	685,747

MassMutual Select Diversified Value Fund, Class I	14,125,950	2,114,687	(968,546)	(3,587,353)	(110,906)	11,573,832	1,177,399	262,555	1,656,129

MassMutual Select Equity Opportunities Fund, Class I	10,208,710	1,017,247	(982,841)	(1,837,720)	31,226	8,436,622	564,323	143,386	730,020

MassMutual Select Fundamental Growth Fund, Class I	7,705,827	1,668,097	(466,097)	(2,599,267)	85,807	6,394,367	973,267	39,636	1,344,809

MassMutual Select Fundamental Value Fund, Class I	12,808,912	2,013,344	(1,264,455)	(3,101,515)	24,152	10,480,438	1,168,388	238,571	1,198,208

MassMutual Select Growth Opportunities Fund, Class I	5,121,265	1,387,782	(461,327)	(1,895,424)	69,407	4,221,703	499,019	-	1,017,978

MassMutual Select Mid Cap Growth Fund , Class I	5,681,595	699,247	(211,198)	(1,266,607)	28,662	4,931,699	261,075	2,201	457,820

MassMutual Select Mid-Cap Value Fund, Class I	5,679,110	982,109	(251,448)	(1,564,165)	9,282	4,854,888	472,725	68,175	639,612

MassMutual Select Overseas Fund, Class I	36,729,726	6,497,980	(3,951,533)	(8,979,047)	514,576	30,811,702	4,261,646	577,079	2,954,142

MassMutual Select Small Cap Growth Equity Fund, Class I	4,226,676	825,362	(986,907)	(1,510,357)	205,705	2,760,479	222,082	-	500,322

MassMutual Select Small Cap Value Equity Fund, Class I	5,575,847	1,592,592	(1,151,386)	(2,322,294)	23,581	3,718,340	384,921	15,854	1,230,355

MassMutual Select Strategic Bond Fund, Class I	3,899,377	2,473,327	(489,071)	(58,677)	(24,683)	5,800,273	582,942	160,466	-

MassMutual Select Total Return Bond Fund, Class I	3,903,265	2,445,128	(485,539)	(64,243)	(18,414)	5,780,197	611,015	175,070	-

MM Select Equity Asset Fund, Class I	64,219,677	23,200,367	(5,485,338)	(29,460,064)	342,391	52,817,033	8,002,581	2,516,045	17,889,055

	$254,493,736	$56,102,265	$(31,525,853)	$(67,150,163)	$1,867,926	$213,787,911		$5,667,531	$30,850,668

MM RetireSMART by JPMorgan 2045 Fund

MassMutual Premier Core Bond Fund, Class I	$4,805,340	$1,846,173	$(605,056)	$(122,303)	$(27,701)	$5,896,453	568,607	$195,891	$-

MassMutual Premier High Yield Fund, Class I	7,635,664	521,573	(3,343,392)	(488,928)	(49,073)	4,275,844	517,031	253,876	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2045 Fund (Continued)

MassMutual Premier International Equity Fund, Class I	$6,810,150	$929,205	$(626,507)	$(1,321,753)	$(7,949)	$5,783,146	550,776	$63,319	$242,392

MassMutual Premier Strategic Emerging Markets Fund, Class I	5,253,426	212,775	(1,218,228)	(588,303)	154,338	3,814,008	327,946	27,495	-

MassMutual Select Blue Chip Growth Fund, Class I	6,287,258	874,144	(847,816)	(1,408,554)	271,179	5,176,211	272,146	26,337	303,637

MassMutual Select Diversified Value Fund, Class I	6,288,788	1,000,877	(543,943)	(1,593,813)	(45,270)	5,106,639	519,495	115,936	731,287

MassMutual Select Equity Opportunities Fund, Class I	4,557,175	497,950	(531,027)	(830,731)	29,132	3,722,499	248,997	63,316	322,359

MassMutual Select Fundamental Growth Fund, Class I	3,430,621	785,798	(280,126)	(1,163,269)	48,577	2,821,601	429,467	17,502	593,833

MassMutual Select Fundamental Value Fund, Class I	5,715,106	989,581	(671,358)	(1,380,153)	12,139	4,665,315	520,102	105,642	530,581

MassMutual Select Growth Opportunities Fund, Class I	2,279,973	639,467	(241,346)	(843,073)	32,281	1,867,302	220,721	-	450,562

MassMutual Select Mid Cap Growth Fund, Class I	2,539,247	328,088	(134,737)	(568,254)	16,884	2,181,228	115,470	974	202,632

MassMutual Select Mid-Cap Value Fund, Class I	2,516,880	471,269	(156,083)	(691,176)	1,265	2,142,155	208,584	30,106	282,449

MassMutual Select Overseas Fund, Class I	16,646,919	3,186,607	(2,043,330)	(4,114,151)	276,498	13,952,543	1,929,812	260,030	1,331,127

MassMutual Select Small Cap Growth Equity Fund, Class I	1,873,927	392,588	(455,999)	(681,656)	101,323	1,230,183	98,969	-	222,577

MassMutual Select Small Cap Value Equity Fund, Class I	2,458,466	730,642	(525,710)	(1,024,453)	5,495	1,644,440	170,232	7,017	544,540

MassMutual Select Strategic Bond Fund, Class I	1,022,710	1,090,264	(194,513)	(16,633)	(9,185)	1,892,643	190,215	52,035	-

MassMutual Select Total Return Bond Fund, Class I	1,023,725	1,081,340	(193,360)	(23,423)	(2,132)	1,886,150	199,382	56,771	-

MM Select Equity Asset Fund, Class I	28,653,283	10,755,236	(2,995,648)	(13,126,925)	212,017	23,497,963	3,560,297	1,113,502	7,916,990

	$109,798,658	$26,333,577	$(15,608,179)	$(29,987,551)	$1,019,818	$91,556,323		$2,389,749	$13,674,966

MM RetireSMART by JPMorgan 2050 Fund

MassMutual Premier Core Bond Fund, Class I	$6,259,585	$2,428,071	$(660,349)	$(185,017)	$(13,603)	$7,828,687	754,936	$258,916	$-

MassMutual Premier High Yield Fund, Class I	9,960,713	735,258	(4,291,264)	(654,244)	(52,543)	5,697,920	688,987	335,716	-

MassMutual Premier International Equity Fund, Class I	8,890,957	1,238,672	(651,585)	(1,737,498)	1,087	7,741,633	737,298	83,641	320,190

MassMutual Premier Strategic Emerging Markets Fund, Class I	6,858,264	312,627	(1,517,114)	(736,375)	176,235	5,093,637	437,974	36,407	-

MassMutual Select Blue Chip Growth Fund, Class I	8,192,827	1,116,281	(937,971)	(1,768,523)	279,072	6,881,686	361,813	34,782	400,998

MassMutual Select Diversified Value Fund, Class I	8,204,531	1,372,297	(599,486)	(2,091,278)	(63,654)	6,822,410	694,040	153,368	967,404

MassMutual Select Equity Opportunities Fund, Class I	5,940,236	681,833	(595,721)	(1,060,571)	7,330	4,973,107	332,649	83,759	426,441

MassMutual Select Fundamental Growth Fund, Class I	4,475,674	1,052,431	(294,404)	(1,516,104)	52,637	3,770,234	573,856	23,101	783,824

MassMutual Select Fundamental Value Fund, Class I	7,447,264	1,290,410	(739,596)	(1,795,084)	(373)	6,202,621	691,485	139,514	700,702

MassMutual Select Growth Opportunities Fund, Class I	2,974,515	857,067	(277,429)	(1,098,932)	34,550	2,489,771	294,299	-	594,730

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2050 Fund (Continued)

MassMutual Select Mid Cap Growth Fund, Class I	$3,312,745	$449,245	$(131,505)	$(743,870)	$21,634	$2,908,249	153,957	$1,286	$267,466

MassMutual Select Mid-Cap Value Fund, Class I	3,308,634	620,335	(158,429)	(908,122)	725	2,863,143	278,787	39,829	373,669

MassMutual Select Overseas Fund, Class I	21,705,590	4,156,308	(2,257,926)	(5,277,934)	255,695	18,581,733	2,570,088	343,705	1,759,467

MassMutual Select Small Cap Growth Equity Fund, Class I	2,444,754	513,568	(560,873)	(870,959)	110,054	1,636,544	131,661	-	293,795

MassMutual Select Small Cap Value Equity Fund, Class I	3,212,712	972,058	(654,023)	(1,328,125)	(9,805)	2,192,817	227,000	9,262	718,781

MassMutual Select Strategic Bond Fund, Class I	1,332,214	1,429,797	(215,177)	(28,965)	(5,104)	2,512,765	252,539	68,699	-

MassMutual Select Total Return Bond Fund, Class I	1,333,535	1,418,379	(213,667)	(35,536)	1,464	2,504,175	264,712	74,951	-

MM Select Equity Asset Fund, Class I	37,337,520	14,121,987	(3,225,011)	(17,428,185)	433,243	31,239,554	4,733,266	1,470,524	10,455,409

	$143,192,270	$34,766,624	$(17,981,530)	$(39,265,322)	$1,228,644	$121,940,686		$3,157,460	$18,062,876

MM RetireSMART by JPMorgan 2055 Fund

MassMutual Premier Core Bond Fund, Class I	$1,921,511	$781,845	$(183,493)	$(57,927)	$(3,904)	$2,458,032	237,033	$81,112	$-

MassMutual Premier High Yield Fund, Class I	3,047,903	240,825	(1,273,042)	(203,251)	(17,297)	1,795,138	217,066	104,948	-

MassMutual Premier International Equity Fund, Class I	2,718,508	421,713	(171,430)	(543,454)	4,637	2,429,974	231,426	26,184	100,236

MassMutual Premier Strategic Emerging Markets Fund, Class I	2,101,886	115,428	(440,255)	(207,480)	32,934	1,602,513	137,791	11,370	-

MassMutual Select Blue Chip Growth Fund, Class I	2,511,689	385,546	(274,022)	(528,670)	63,192	2,157,735	113,446	10,901	125,671

MassMutual Select Diversified Value Fund, Class I	2,510,293	452,144	(153,344)	(657,616)	(14,131)	2,137,346	217,431	47,928	302,319

MassMutual Select Equity Opportunities Fund, Class I	1,820,256	237,156	(167,290)	(318,893)	(9,722)	1,561,507	104,449	26,175	133,265

MassMutual Select Fundamental Growth Fund, Class I	1,372,126	348,409	(77,463)	(466,630)	9,458	1,185,900	180,502	7,251	246,020

MassMutual Select Fundamental Value Fund, Class I	2,283,125	439,109	(215,214)	(539,158)	(22,921)	1,944,941	216,827	43,721	219,588

MassMutual Select Growth Opportunities Fund, Class I	911,907	276,640	(73,122)	(337,406)	5,095	783,114	92,567	-	186,242

MassMutual Select Mid Cap Growth Fund, Class I	1,015,484	151,794	(27,263)	(229,217)	3,962	914,760	48,426	403	83,757

MassMutual Select Mid-Cap Value Fund, Class I	1,014,342	205,807	(36,272)	(281,878)	(1,341)	900,658	87,698	12,473	117,015

MassMutual Select Overseas Fund, Class I	6,651,936	1,394,915	(649,135)	(1,611,544)	44,357	5,830,529	806,436	107,715	551,407

MassMutual Select Small Cap Growth Equity Fund, Class I	749,501	168,134	(164,411)	(263,914)	26,584	515,894	41,504	-	92,201

MassMutual Select Small Cap Value Equity Fund, Class I	996,874	304,855	(191,673)	(404,014)	(14,786)	691,256	71,559	2,907	225,575

MassMutual Select Strategic Bond Fund, Class I	408,950	451,587	(61,033)	(9,155)	(1,406)	788,943	79,291	21,549	-

MassMutual Select Total Return Bond Fund, Class I	409,357	448,062	(60,559)	(11,010)	401	786,251	83,113	23,509	-

MM Select Equity Asset Fund, Class I	11,446,759	4,599,698	(930,219)	(5,281,643)	(39,196)	9,795,399	1,484,151	460,847	3,276,618

	$43,892,407	$11,423,667	$(5,149,240)	$(11,952,860)	$65,916	$38,279,890		$988,993	$5,659,914

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund

Barings Global Floating Rate Fund, Class Y*	$22	$-	$(22)	$-	$-	$-	-	$-	$-

MassMutual Premier Core Bond Fund, Class I	514,374	189,485	(110,591)	(12,980)	(3,774)	576,514	55,594	21,546	-

MassMutual Premier High Yield Fund, Class I	818,098	47,256	(391,565)	(47,538)	(11,091)	415,160	50,201	27,872	-

MassMutual Premier International Equity Fund, Class I	729,670	84,177	(122,863)	(127,650)	(17,824)	545,510	51,953	6,936	26,554

MassMutual Premier Strategic Emerging Markets Fund, Class I	562,862	9,739	(164,099)	(70,537)	22,615	360,580	31,004	3,020	-

MassMutual Select Blue Chip Growth Fund, Class I	673,109	84,599	(134,144)	(135,269)	8,089	496,384	26,098	2,889	33,308

MassMutual Select Diversified Value Fund, Class I	673,794	98,787	(104,410)	(143,838)	(36,754)	487,579	49,601	12,698	80,090

MassMutual Select Equity Opportunities Fund, Class I	487,342	45,683	(88,612)	(71,527)	(17,067)	355,819	23,801	6,934	35,305

MassMutual Select Fundamental Growth Fund, Class I	367,563	78,968	(52,716)	(120,198)	(3,086)	270,531	41,177	1,921	65,180

MassMutual Select Fundamental Value Fund, Class I	611,856	99,163	(111,789)	(110,222)	(40,665)	448,343	49,983	11,588	58,201

MassMutual Select Growth Opportunities Fund, Class I	244,279	63,980	(40,394)	(84,417)	(5,361)	178,087	21,050	-	49,342

MassMutual Select Mid Cap Growth Fund , Class I	271,994	31,799	(33,900)	(60,976)	(319)	208,598	11,043	107	22,191

MassMutual Select Mid-Cap Value Fund, Class I	271,721	46,585	(36,808)	(64,955)	(10,992)	205,551	20,015	3,304	31,003

MassMutual Select Overseas Fund, Class I	1,782,113	311,612	(349,711)	(398,660)	(21,824)	1,323,530	183,061	28,543	146,112

MassMutual Select Small Cap Growth Equity Fund, Class I	200,777	37,716	(57,627)	(72,317)	8,313	116,862	9,402	-	24,375

MassMutual Select Small Cap Value Equity Fund, Class I	263,510	74,867	(69,517)	(97,136)	(14,465)	157,259	16,279	768	59,635

MassMutual Select Strategic Bond Fund, Class I	109,473	114,630	(36,036)	(1,368)	(1,551)	185,148	18,608	5,711	-

MassMutual Select Total Return Bond Fund, Class I	109,582	113,697	(35,910)	(2,690)	(225)	184,454	19,498	6,231	-

MM Select Equity Asset Fund, Class I	3,067,623	1,132,912	(520,065)	(1,257,993)	(165,876)	2,256,601	341,909	122,143	868,447

	$11,759,762	$2,665,655	$(2,460,779)	$(2,880,271)	$(311,857)	$8,772,510		$262,211	$1,499,743

MM Select T. Rowe Price Retirement Balanced Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$6,769,252	$1,302,681	$(416,561)	$(155,227)	$(1,636)	$7,498,509	771,452	$245,950	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,251,384	377,906	(38,971)	(78,752)	(2,265)	1,509,302	165,857	50,124	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	3,937,110	1,189,167	(119,383)	(604,757)	(16,987)	4,385,150	526,429	71,537	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	10,526,492	1,881,785	(547,968)	(248,275)	2,160	11,614,194	1,176,717	239,462	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	305,839	52,699	(8,476)	(39,510)	(255)	310,297	33,437	5,781	137

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	2,387,384	433,857	(64,095)	(448,255)	968	2,309,859	243,656	9,006	36,327

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	947,987	229,203	(68,465)	26,257	362	1,135,344	110,873	21,672	-

MM S&P 500 Index Fund, Class I	6,657,624	2,361,831	(304,915)	(2,038,716)	1,139	6,676,963	449,022	136,360	935,533

	$32,783,072	$7,829,129	$(1,568,834)	$(3,587,235)	$(16,514)	$35,439,618		$779,892	$971,997

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2005 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$4,383,676	$1,910,043	$(837,890)	$(80,606)	$(6,917)	$5,368,306	552,295	$136,017	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	835,375	447,828	(141,072)	(40,997)	(8,542)	1,092,592	120,065	27,939	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	1,666,828	874,205	(265,585)	(205,691)	(41,387)	2,028,370	243,502	25,176	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,851,208	1,298,820	(460,653)	(61,155)	1,301	3,629,521	367,733	57,917	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	122,871	51,661	(18,851)	(14,349)	(697)	140,635	15,155	1,990	47

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	972,247	389,343	(141,863)	(169,309)	681	1,051,099	110,875	3,102	12,512

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	602,317	280,509	(104,158)	14,488	(2,445)	790,711	77,218	11,551	-

MM S&P 500 Index Fund, Class I	2,713,859	1,520,719	(433,940)	(743,575)	1,716	3,058,779	205,701	47,538	326,148

	$14,148,381	$6,773,128	$(2,404,012)	$(1,301,194)	$(56,290)	$17,160,013		$311,230	$338,707

MM Select T. Rowe Price Retirement 2010 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$23,085,691	$11,267,577	$(2,115,366)	$(649,145)	$(12,438)	$31,576,319	3,248,592	$1,043,497	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,275,909	2,541,329	(168,927)	(332,770)	(10,987)	6,304,554	692,808	210,961	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	10,642,086	6,493,086	(405,011)	(2,090,828)	(67,948)	14,571,385	1,749,266	239,635	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	14,386,117	6,768,747	(820,637)	(429,828)	1,263	19,905,662	2,016,784	413,515	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	806,205	365,364	(28,660)	(131,276)	(1,429)	1,010,204	108,858	18,972	450

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	6,330,975	2,872,032	(216,574)	(1,480,530)	(2,628)	7,503,275	791,485	29,488	118,949

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,414,299	1,661,517	(227,969)	112,772	458	4,961,077	484,480	95,060	-

MM S&P 500 Index Fund, Class I	17,633,191	11,845,022	(699,611)	(6,816,287)	(27,570)	21,934,745	1,475,101	451,488	3,097,574

	$80,574,473	$43,814,674	$(4,682,755)	$(11,817,892)	$(121,279)	$107,767,221		$2,502,616	$3,216,973

MM Select T. Rowe Price Retirement 2015 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$24,008,308	$5,107,794	$(2,306,866)	$(531,160)	$(12,200)	$26,265,876	2,702,251	$859,948	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,310,818	1,320,660	(265,557)	(256,421)	(17,044)	5,092,456	559,611	168,816	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	14,129,856	4,348,414	(842,880)	(2,075,491)	(138,740)	15,421,159	1,851,280	251,157	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	5,870,561	1,117,197	(326,623)	(808,139)	(11,170)	5,841,826	618,183	49,126	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	12,781,451	2,605,719	(1,001,988)	(300,427)	2,976	14,087,731	1,427,328	290,059	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,068,411	207,660	(59,769)	(136,341)	(2,650)	1,077,311	116,090	20,039	475

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2015 Fund (Continued)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	$8,428,714	$1,569,976	$(453,589)	$(1,557,162)	$(3,023)	$7,984,916	842,291	$31,081	$125,372

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,838,302	814,320	(333,001)	101,090	1,703	4,422,414	431,876	83,720	-

MM S&P 500 Index Fund, Class I	17,478,281	6,332,526	(1,128,627)	(5,288,191)	(31,282)	17,362,707	1,167,633	354,066	2,429,182

	$91,914,702	$23,424,266	$(6,718,900)	$(10,852,242)	$(211,430)	$97,556,396		$2,108,012	$2,555,029

MM Select T. Rowe Price Retirement 2020 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$119,200,639	$18,930,428	$(8,117,516)	$(2,675,679)	$(66,052)	$127,271,820	13,093,809	$4,234,441	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	20,185,026	5,471,201	(644,607)	(1,253,487)	(48,751)	23,709,382	2,605,427	798,762	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	96,680,454	21,358,783	(2,928,176)	(14,517,480)	(562,875)	100,030,706	12,008,488	1,657,723	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	64,437,886	8,835,356	(2,044,205)	(8,942,404)	(120,762)	62,165,871	6,578,399	531,830	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	44,122,611	6,358,172	(2,290,827)	(1,021,489)	(2,499)	47,165,968	4,778,720	987,108	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,415,860	1,018,967	(208,529)	(948,067)	(14,959)	7,263,272	782,680	137,460	3,261

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	56,660,113	8,076,491	(1,580,896)	(10,490,606)	(71,962)	52,593,140	5,547,800	208,379	840,552

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	21,100,486	3,340,849	(1,493,644)	509,107	17,617	23,474,415	2,292,423	453,531	-

MM S&P 500 Index Fund, Class I	95,792,642	28,359,392	(3,414,759)	(28,532,784)	(352,040)	91,852,451	6,177,031	1,904,479	13,066,242

	$525,595,717	$101,749,639	$(22,723,159)	$(67,872,889)	$(1,222,283)	$535,527,025		$10,913,713	$13,910,055

MM Select T. Rowe Price Retirement 2025 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$60,576,829	$11,868,093	$(4,422,529)	$(1,351,541)	$(45,919)	$66,624,933	6,854,417	$2,177,729	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	9,580,175	3,060,943	(303,934)	(601,103)	(23,420)	11,712,661	1,287,106	387,665	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	65,375,416	16,885,259	(2,002,124)	(9,793,810)	(383,015)	70,081,726	8,413,172	1,139,253	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	61,319,559	10,369,274	(2,272,091)	(8,398,879)	(103,138)	60,914,725	6,446,003	511,495	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	14,607,092	2,595,897	(928,999)	(337,482)	(779)	15,935,729	1,614,562	327,784	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	4,961,437	872,303	(142,524)	(635,579)	(10,297)	5,045,340	543,679	93,706	2,223

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2025 Fund (Continued)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	$38,353,505	$6,832,228	$(1,082,194)	$(7,105,501)	$(50,552)	$36,947,486	3,897,414	$143,580	$579,170

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	11,956,625	2,246,858	(1,123,847)	294,332	17,936	13,391,904	1,307,803	261,046	-

MM S&P 500 Index Fund, Class I	47,755,454	17,136,999	(2,546,283)	(14,330,688)	(170,900)	47,844,582	3,217,524	965,082	6,621,229

	$314,486,092	$71,867,854	$(14,824,525)	$(42,260,251)	$(770,084)	$328,499,086		$6,007,340	$7,202,622

MM Select T. Rowe Price Retirement 2030 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$130,719,421	$24,335,691	$(10,241,070)	$(2,965,013)	$(61,953)	$141,787,076	14,587,148	$4,680,449	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	19,337,847	5,720,815	(371,391)	(1,237,715)	(28,262)	23,421,294	2,573,769	782,888	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	190,968,950	47,638,638	(3,520,515)	(29,676,745)	(670,851)	204,739,477	24,578,569	3,363,737	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	213,583,602	35,229,037	(4,197,268)	(30,476,050)	(242,195)	213,897,126	22,634,616	1,814,687	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	17,229,590	2,650,321	(2,266,986)	(384,270)	6,966	17,235,621	1,746,263	357,767	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	14,589,702	2,431,367	(251,680)	(1,916,574)	(18,063)	14,834,752	1,598,572	278,391	6,604

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	113,209,726	18,322,627	(1,911,558)	(21,348,571)	(82,714)	108,189,510	11,412,396	424,923	1,714,040

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	28,860,169	5,149,780	(2,604,226)	692,197	41,999	32,139,919	3,138,664	630,051	-

MM S&P 500 Index Fund, Class I	103,737,965	34,003,059	(2,889,698)	(31,634,561)	(197,580)	103,019,185	6,927,988	2,100,205	14,409,068

	$832,236,972	$175,481,335	$(28,254,392)	$(118,947,302)	$(1,252,653)	$859,263,960		$14,433,098	$16,129,712

MM Select T. Rowe Price Retirement 2035 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$37,343,985	$6,406,932	$(2,679,461)	$(825,826)	$(14,859)	$40,230,771	4,138,968	$1,308,892	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,834,842	1,649,697	(80,750)	(318,285)	(5,552)	6,079,952	668,127	200,313	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	74,800,760	16,821,674	(1,105,143)	(11,380,196)	(195,479)	78,941,616	9,476,785	1,276,649	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	93,866,447	13,318,508	(2,544,239)	(12,841,716)	(63,829)	91,735,171	9,707,426	763,876	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	5,634,112	859,673	(78,897)	(725,951)	(4,438)	5,684,499	612,554	105,033	2,492

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	43,720,393	6,477,440	(597,428)	(8,077,741)	(11,363)	41,511,301	4,378,829	160,418	647,090

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2035 Fund (Continued)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	$9,407,294	$1,519,025	$(995,716)	$221,041	$15,508	$10,167,152	992,886	$198,537	$-

MM S&P 500 Index Fund, Class I	29,773,132	9,480,037	(429,563)	(9,031,300)	(25,985)	29,766,321	2,001,770	601,229	4,124,908

	$299,380,965	$56,532,986	$(8,511,197)	$(42,979,974)	$(305,997)	$304,116,783		$4,614,947	$4,774,490

MM Select T. Rowe Price Retirement 2040 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$55,978,091	$11,268,418	$(3,720,099)	$(1,298,922)	$(21,093)	$62,206,395	6,399,835	$2,049,239	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,944,172	2,441,888	(128,555)	(406,260)	(9,415)	7,841,830	861,740	261,569	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	162,482,411	37,228,515	(3,125,666)	(24,843,283)	(566,867)	171,175,110	20,549,233	2,807,158	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	220,553,109	34,671,956	(6,506,660)	(30,907,705)	(226,473)	217,584,227	23,024,786	1,833,845	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	12,218,231	2,025,820	(223,667)	(1,594,161)	(14,349)	12,411,874	1,337,486	232,510	5,515

MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	94,499,261	15,257,528	(1,697,384)	(17,735,895)	(53,736)	90,269,774	9,522,128	353,866	1,427,410

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	17,040,931	3,040,711	(2,036,607)	392,835	32,711	18,470,581	1,803,768	369,089	-

MM S&P 500 Index Fund, Class I	47,725,041	15,356,686	(1,687,640)	(14,526,764)	(79,882)	46,787,441	3,146,432	963,634	6,611,291

	$616,441,247	$121,291,522	$(19,126,278)	$(90,920,155)	$(939,104)	$626,747,232		$8,870,910	$8,044,216

MM Select T. Rowe Price Retirement 2045 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$15,935,034	$2,534,281	$(1,618,660)	$(339,160)	$(10,574)	$16,500,921	1,697,626	$540,916	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,406,986	516,733	(24,548)	(93,745)	(2,084)	1,803,342	198,170	59,861	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	59,000,756	12,542,612	(1,007,486)	(8,835,484)	(215,066)	61,485,332	7,381,192	1,003,417	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	82,705,374	11,381,218	(1,629,339)	(11,245,672)	(111,168)	81,100,413	8,582,054	680,144	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	4,420,802	641,961	(72,683)	(562,780)	(6,717)	4,420,583	476,356	82,421	1,955

MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	33,951,242	5,213,348	(552,507)	(6,250,356)	(39,914)	32,321,813	3,409,474	126,093	508,630

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	5,232,705	794,169	(754,974)	116,267	14,366	5,402,533	527,591	108,778	-

MM S&P 500 Index Fund, Class I	14,894,150	4,269,482	(838,824)	(4,311,495)	(36,677)	13,976,636	939,922	286,481	1,965,487

	$217,547,049	$37,893,804	$(6,499,021)	$(31,522,425)	$(407,834)	$217,011,573		$2,888,111	$2,476,072

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2050 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$25,893,852	$4,832,316	$(2,547,203)	$(574,659)	$(12,674)	$27,591,632	2,838,645	$910,108	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,315,924	914,249	(42,874)	(157,006)	(3,829)	3,026,464	332,579	101,078	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	97,388,917	22,594,764	(1,764,622)	(14,867,422)	(386,700)	102,964,937	12,360,737	1,692,194	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	135,678,775	21,870,601	(2,618,802)	(19,110,251)	(213,004)	135,607,319	14,349,981	1,146,539	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,261,116	1,236,420	(127,226)	(947,071)	(12,409)	7,410,830	798,581	139,135	3,300

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	55,775,882	9,913,176	(966,373)	(10,534,604)	(77,535)	54,110,546	5,707,863	212,613	857,629

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	8,558,800	1,531,488	(1,208,518)	192,808	23,078	9,097,656	888,443	183,362	-

MM S&P 500 Index Fund, Class I	24,440,008	7,453,431	(1,117,654)	(7,248,429)	(73,972)	23,453,384	1,577,228	482,105	3,307,622

	$357,313,274	$70,346,445	$(10,393,272)	$(53,246,634)	$(757,045)	$363,262,768		$4,867,134	$4,168,551

MM Select T. Rowe Price Retirement 2055 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$7,522,214	$1,261,470	$(582,954)	$(163,622)	$(2,462)	$8,034,646	826,610	$258,706	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	674,452	257,849	(6,294)	(45,606)	(490)	879,911	96,694	28,698	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	28,739,783	5,985,325	(244,515)	(4,316,188)	(47,575)	30,116,830	3,615,466	481,248	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	39,911,624	5,729,632	(524,823)	(5,427,189)	(20,893)	39,668,351	4,197,709	325,777	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,132,245	323,445	(17,492)	(272,199)	(1,309)	2,164,690	233,264	39,521	937

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	16,650,929	2,515,840	(132,528)	(3,048,469)	(6,108)	15,979,664	1,685,619	61,009	246,098

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	2,513,455	396,162	(324,690)	56,020	6,132	2,647,079	258,504	52,003	-

MM S&P 500 Index Fund, Class I	7,093,295	2,004,112	(157,294)	(2,075,883)	(3,939)	6,860,291	461,351	137,587	943,954

	$105,237,997	$18,473,835	$(1,990,590)	$(15,293,136)	$(76,644)	$106,351,462		$1,384,549	$1,190,989

MM Select T. Rowe Price Retirement 2060 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$890,922	$325,520	$(96,670)	$(21,688)	$(554)	$1,097,530	112,915	$35,983	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	80,222	45,433	(4,358)	(5,482)	(327)	115,488	12,691	3,833	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	3,404,245	1,382,224	(175,117)	(525,773)	(32,434)	4,053,145	486,572	66,139	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	4,720,644	1,571,424	(252,063)	(692,921)	(14,019)	5,333,065	564,345	44,683	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2060 Fund (Continued)

MassMutual Select T. Rowe Price Real Assets Fund, Class I	$250,510	$86,431	$(12,510)	$(34,353)	$(874)	$289,204	31,164	$5,391	$128

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	1,984,550	652,717	(104,683)	(392,088)	(3,721)	2,136,775	225,398	8,334	33,619

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	294,744	106,805	(59,104)	8,084	1,083	351,612	34,337	7,155	-

MM S&P 500 Index Fund, Class I	835,739	413,057	(45,937)	(273,044)	(5,266)	924,549	62,175	18,947	129,991

	$12,461,576	$4,583,611	$(750,442)	$(1,937,265)	$(56,112)	$14,301,368		$190,465	$163,738

*	Fund advised by Barings LLC.
**	Fund advised by OFI Global Asset Management.

5.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to December 31, 2018, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective January 28, 2019, the MM RetireSMART by JPMorgan 2010 Fund and the MM RetireSMART by JPMorgan 2015 Fund merged into the MM RetireSMART by JPMorgan In Retirement Fund. Under the terms of the Agreements and Plans of Reorganization, both of the MM RetireSMART by JPMorgan 2010 Fund and the MM RetireSMART by JPMorgan 2015 Fund assets and liabilities were transferred to the MM RetireSMART by JPMorgan In Retirement Fund in return for shares of the MM RetireSMART by JPMorgan In Retirement Fund. Those shares were distributed pro rata to shareholders of the MM RetireSMART by JPMorgan 2010 Fund and the MM RetireSMART by JPMorgan 2015 Fund, respectively in exchange for their Fund shares. Shareholders of the MM RetireSMART by JPMorgan 2010 Fund and the MM RetireSMART by JPMorgan 2015 Fund thus became shareholders of the MM RetireSMART by JPMorgan In Retirement Fund and received shares of the MM RetireSMART by JPMorgan In Retirement Fund with a value equal to their shares of the MM RetireSMART by JPMorgan 2010 Fund and the MM RetireSMART by JPMorgan 2015 Fund, respectively at the time of the reorganization. The reorganization was a tax-free event for federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/26/2019

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	2/26/2019